UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05059

                                 HighMark Funds
                     -------------------------------------
               (Exact name of registrant as specified in charter)

                        350 California Street, Suite 1600
                          San Francisco, CA 94104
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               John M. Loder, Esq.
                                Ropes & Gray LLP
                            Three Embarcadero Center
                          San Francisco, CA 94111
     --------------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-433-6884
                                                           ---------------

                     Date of fiscal year end: July 31, 2011
                                              --------------

                   Date of reporting period: January 31, 2011
                                             ----------------
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street,NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

--------------------------------------------------------------------------------
                                                                JANUARY 31, 2011
--------------------------------------------------------------------------------

HIGHMARK
   The smarter approach to investing.

EQUITY
ASSET ALLOCATION
FIXED-INCOME

SEMI-ANNUAL
------------------
            REPORT

[MOUNTAIN RANGE GRAPHIC OMITTED]
[HIGHMARK FUNDS LOGO OMITTED](R)

                                                         TABLE OF CONTENTS

management's discussion of fund performance
      balanced fund ......................................................     2
      cognitive value fund ...............................................     4
      core equity fund ...................................................     6
      enhanced growth fund ...............................................     8
      equity income fund .................................................    10
      fundamental equity fund ............................................    12
      geneva mid cap growth fund .........................................    14
         (formerly geneva growth fund)
      geneva small cap growth fund .......................................    16
      international opportunities fund ...................................    18
      large cap growth fund ..............................................    20
      large cap value fund ...............................................    22
      nyse arca tech 100 index fund ......................................    24
      small cap advantage fund ...........................................    26
      small cap value fund ...............................................    28
      value momentum fund ................................................    30
      capital growth allocation fund .....................................    32
      diversified equity allocation fund .................................    34
      growth & income allocation fund ....................................    36
      income plus allocation fund ........................................    38
      bond fund ..........................................................    40
      california intermediate tax-free bond fund .........................    42
      national intermediate tax-free bond fund ...........................    44
      short term bond fund ...............................................    46
      wisconsin tax-exempt fund ..........................................    48

disclosure of fund expenses ..............................................    50

schedules of investments .................................................    53

statements of assets and liabilities .....................................   124

statements of operations .................................................   136

statements of changes in net assets ......................................   142

financial highlights .....................................................   162

notes to financial statements ............................................   174

fund information .........................................................   192

service providers & board of trustees ....................................   197

This report and the financial statements contained herein are submitted for the general information of HighMark Funds' shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Shares of HighMark Funds are not deposits or obligations of, or guaranteed by, Union Bank, N.A. or any of its subsidiaries or affiliates. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investments in shares of mutual funds involve risk, including the possible loss of principal. HighMark Funds Distributors, Inc. serves as Distributor for HighMark Funds and is not affiliated with the Adviser of HighMark Funds, HighMark Capital Management, Inc., or with Union Bank, N.A.

                        TOP TEN HOLDINGS

COMPANY*                                            % OF
                                                  PORTFOLIO
DANAHER                                              3.2%

PRAXAIR                                              2.5

EXXON MOBIL                                          2.1

APPLE                                                1.9

SUNCOR ENERGY                                        1.9

OCCIDENTAL PETROLEUM                                 1.9

ORACLE                                               1.9

GOOGLE, CL A                                         1.9

WELLS FARGO                                          1.8

JPMORGAN CHASE                                       1.8

                        FUND SECTORS

SECTOR                                              % OF
                                                  PORTFOLIO
ENERGY                                              13.9%

INFORMATION TECHNOLOGY                              12.8

FINANCIALS                                          12.6

INDUSTRIAL                                          10.5

REPURCHASE AGREEMENT                                10.4

HEALTH CARE                                          6.5

CONSUMER DISCRETIONARY                               6.5

CONSUMER STAPLES                                     6.2

MATERIALS                                            5.8

U.S. GOVERNMENT AGENCY
   MORTGAGE-BACKED OBLIGATIONS                       4.2

MORTGAGE-BACKED SECURITIES                           3.7

UTILITIES                                            2.2

ASSET-BACKED SECURITIES                              1.6

U.S. TREASURY OBLIGATION                             1.2

MUNICIPAL BONDS                                      0.8

REGISTERED INVESTMENT COMPANY                        0.6

TELECOMMUNICATION SERVICES                           0.5

*     EXCLUDES SHORT-TERM SECURITIES.

BALANCED FUND (UNAUDITED)

PERFORMANCE

For the semi-annual period ended January 31, 2011, HighMark Balanced Fund (the "Fund") produced a total return of 11.83% (Fiduciary Shares). In comparison, the Fund's benchmarks, the unmanaged S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index and the unmanaged blended index of 60% S&P 500 Index and 40% Barclays Capital U.S. Aggregate Bond Index, returned 17.93%, 0.20% and 10.84%, respectively, for the same period. The Fund outperformed its blended benchmark of 60% S&P 500 Index and 40% Barclays Capital U.S. Aggregate Bond Index overall for the reporting period.

FACTORS AFFECTING PERFORMANCE

The Fund's reporting period was generally marked by improving economic conditions, with positive GDP growth and legislative action to extend the current levels of taxation. Although lending began to improve somewhat, particularly in the hard-hit small business sector, high unemployment continued to weigh on the economic recovery.

In the equity portion of the Fund's portfolio, an overweight to the energy sector and underweight to the financial sector was primarily responsible for the Fund's performance, as was stock selection in the technology and health care sectors. Specifically, Citrix, EMC and Oracle in the technology sector and Pfizer in the health care sector were among the Fund's top performers. Las Vegas Sands in the consumer discretionary sector was also a top performer, contradicting performance trends recently seen in the gaming space.

The materials sector detracted most from the Fund's performance for the reporting period. Praxair, a manufacturer of industrial, process and specialty gases, performed poorly for the period, as did environmental cleaning firm Ecolab.

As a result, the Fund's equity portion underperformed its equity benchmark for the reporting period.

However, credit quality was again a factor in the performance of the Fund's fixed income portion, as lower quality issues performed better than higher quality issues. The Fund was overweighted in lower quality corporate bonds, which was the biggest contributor to its performance for the period.

The Fund benefited from an overweight in shorter duration Treasury bonds, which benefited from a steepening yield curve during the reporting period.

The Fund's investment in asset-backed securities was a slight detractor from performance. However, as a result of solid investments in the corporate and Treasury bond space, the Fund outperformed its fixed income benchmark for the reporting period and outperformed its blended benchmark overall.

2 HIGHMARK(R) FUNDS

HIGHMARK BALANCED FUND
INVESTMENT OBJECTIVE

HIGHMARK BALANCED FUND SEEKS CAPITAL APPRECIATION AND INCOME, WITH A SECONDARY INVESTMENT OBJECTIVE OF CONSERVATION OF CAPITAL.

[PHOTO OMITTED]

PORTFOLIO MANAGER
DAVID GOERZ (1)
HIGHMARK CAPITAL
MANAGEMENT, INC.

[PHOTO OMITTED]

PORTFOLIO MANAGER
KEN WEMER (1)
HIGHMARK CAPITAL
MANAGEMENT, INC.

[PHOTO OMITTED]

PORTFOLIO MANAGER
JACK MONTGOMERY (1)
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK BALANCED FUND VERSUS THE S&P 500 INDEX, THE BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX, AN UNMANAGED BLENDED INDEX OF 60% S&P 500 INDEX AND 40% BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX AND THE MORNINGSTAR MODERATE ALLOCATION CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                           Morningstar
           HighMark          HighMark        Moderate    60/40 Hybrid of the                     Barclays Capital
         Balanced Fund     Balanced Fund    Allocation      following two                         U.S. Aggregate
       Fiduciary Shares   Class A Shares     Category          indices:        S&P 500 Index++     Bond Index++
       ----------------   --------------   -----------   -------------------   ---------------   ----------------
7/00        $10,000           $ 9,450        $10,000           $10,000             $10,000            $10,000
7/01        $ 9,399           $ 8,869        $ 9,913           $ 9,606             $ 8,567            $11,268
7/02        $ 8,061           $ 7,586        $ 8,718           $ 8,463             $ 6,543            $12,116
7/03        $ 8,649           $ 8,128        $ 9,382           $ 9,236             $ 7,239            $12,773
7/04        $ 9,342           $ 8,751        $10,231           $10,149             $ 8,192            $13,391
7/05        $10,212           $ 9,544        $11,470           $11,202             $ 9,343            $14,033
7/06        $10,596           $ 9,879        $12,035           $11,634             $ 9,846            $14,238
7/07        $11,812           $10,980        $13,515           $13,017             $11,434            $15,029
7/08        $11,042           $10,245        $12,682           $12,472             $10,166            $15,954
7/09        $10,132           $ 9,379        $11,188           $11,370             $ 8,137            $17,206
7/10        $11,409           $10,522        $12,518           $12,720             $ 9,263            $18,739
1/11        $12,780           $11,760        $13,933           $14,099             $10,924            $18,777

++ Indexes are unmanaged and do not incur fees, expenses or other costs.

-------------------------------------------------------------------------------------------------------------------------
                                                 ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                          SIX MONTH   ONE YEAR     3 YEAR       5 YEAR       10 YEAR       SINCE     EXPENSE   EXPENSE
                            RETURN     RETURN      RETURN       RETURN       RETURN      INCEPTION   RATIO++   RATIO++
-------------------------------------------------------------------------------------------------------------------------
Fiduciary Shares            11.83%     16.33%       3.15%        3.93%        2.47%       6.68%       1.60%     0.99%
-------------------------------------------------------------------------------------------------------------------------
Class A Shares              11.72%     15.98%       2.90%        3.67%        2.21%       6.47%+      1.85%     1.24%
-------------------------------------------------------------------------------------------------------------------------
Class A Shares w/load*       5.57%      9.57%       0.97%        2.50%        1.63%       6.17%+      1.85%     1.24%
-------------------------------------------------------------------------------------------------------------------------
Class B Shares              11.40%     15.38%       2.30%        3.06%        1.58%       6.08%+      2.35%     1.84%
-------------------------------------------------------------------------------------------------------------------------
Class B Shares w/load**      6.40%     10.38%       1.33%        2.71%        1.58%       6.08%+      2.35%     1.84%
-------------------------------------------------------------------------------------------------------------------------
Class C Shares              11.37%     15.28%       2.27%        3.04%        1.56%       6.15%+      2.35%     1.84%
-------------------------------------------------------------------------------------------------------------------------
Class C Shares w/load***    10.37%     14.28%       2.27%        3.04%        1.56%       6.15%+      2.35%     1.84%
-------------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. PERFORMANCE PRESENTED FROM FEBRUARY 1, 1991 (COMMENCEMENT OF INVESTMENT OPERATIONS OF FIDUCIARY SHARES) TO APRIL 25, 1997 AND NOVEMBER 13, 1992 (COMMENCEMENT OF CLASS A SHARES) TO APRIL 25, 1997 REFLECTS THE PERFORMANCE OF STEPSTONE BALANCED FUND, THE PREDECESSOR TO HIGHMARK BALANCED FUND. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

  + The performance presented links the performance of Fiduciary Shares from February 1, 1991 with the performance of Class A Shares on November 13, 1992, Class B Shares on February 2, 1998 and Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge/contingent deferred sales charge ("CDSC") applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2010 and ending on November 30, 2011. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

(1) Mr. Goerz is responsible for asset allocation decisions; Mr. Wemer manages the equity portion of the Fund's portfolio; Mr. Montgomery is responsible for the management of the fixed income portion of the Fund's portfolio.

                                                             HIGHMARK(R) FUNDS 3

                        TOP TEN HOLDINGS

COMPANY*                                            % OF
                                                  PORTFOLIO
HEALTHSPRING                                         1.2%

KAPSTONE PAPER AND PACKAGING                         1.1

AGL RESOURCES                                        1.1

NET 1 UEPS TECHNOLOGIES                              1.1

KEMET                                                1.1

INNOSPEC                                             1.1

VISHAY INTERTECHNOLOGY                               1.1

LATTICE SEMICONDUCTOR                                1.0

CONTANGO OIL & GAS                                   1.0

COMPLETE PRODUCTION SERVICES                         1.0

                        FUND SECTORS

SECTOR                                              % OF
                                                  PORTFOLIO
FINANCIALS                                          20.5%

INDUSTRIAL                                          16.8

INFORMATION TECHNOLOGY                              15.6

CONSUMER DISCRETIONARY                              14.0

ENERGY                                               7.6

MATERIALS                                            7.1

HEALTH CARE                                          5.9

UTILITIES                                            4.2

CONSUMER STAPLES                                     3.4

REGISTERED INVESTMENT COMPANIES                      3.2

REPURCHASE AGREEMENT                                 1.3

TELECOMMUNICATION SERVICES                           0.4

*     EXCLUDES SHORT-TERM SECURITIES.

COGNITIVE VALUE FUND (UNAUDITED)

PERFORMANCE

For the semi-annual period ended January 31, 2011, HighMark Cognitive Value Fund (the "Fund") produced a total return of 19.57% (Class M Shares). In comparison, the Fund's benchmark, the unmanaged S&P Small Cap 600/Citigroup Value Index, returned 18.65% for the same period.

FACTORS AFFECTING PERFORMANCE

Small cap value stocks had very high returns for the six-month reporting period. This is partly due to investor optimism that the November 2010 U.S. elections would result in reduced uncertainty and a more business-friendly political climate.

The Fund used a Behavioral Ranking Model (BRM) (a composite of the Fund's factor signals) to help it make stock selection decisions. The BRM had modestly positive results for the six-month period. Four of the model's six components contributed positively to the performance, with the Analyst Herding Bias factor producing the best result and the Expectation Bias factors doing the least well.

As is typical, positive BRM results translated into relative outperformance for the Fund versus its benchmark. The Fund's generally low allocation to cash also helped to limit losses to the benchmark, since the benchmark holds no cash, in a period when stock returns were dramatically higher than cash returns.

The micro-cap stocks in the Fund's portfolio did worse than the small cap stocks in the Fund's portfolio during the reporting period. Bank lending remained in decline throughout the period, which acts as a relative drag on micro-cap performance. As a result, the Fund's weighting of micro-cap stocks was reduced from 25% to 20% December of 2010.

4 HIGHMARK(R) FUNDS

HIGHMARK COGNITIVE VALUE FUND
INVESTMENT OBJECTIVE

HIGHMARK COGNITIVE VALUE FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OMITTED]

LEAD PORTFOLIO MANAGER
THOMAS MUDGE
BAILARD, INC.

[PHOTO OMITTED]

PORTFOLIO MANAGER
GEORGE Y. SOKOLOFF
BAILARD, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK COGNITIVE VALUE FUND VERSUS THE S&P SMALLCAP 600/CITIGROUP VALUE INDEX AND THE MORNINGSTAR SMALL VALUE CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                 HighMark
             HighMark        Cognitive Value   S&P SmallCap
         Cognitive Value       Fund Class A    600/Citigroup   Morningstar Small
       Fund Class M Shares       Shares+       Value Index++     Value Category
       -------------------   ---------------   -------------   -----------------
5/01         $10,000             $ 9,446          $10,000           $10,000
7/01         $10,070             $ 9,505          $10,343           $10,567
7/02         $ 9,528             $ 8,951          $ 9,428           $ 9,267
7/03         $10,412             $ 9,734          $10,879           $10,519
7/04         $12,358             $11,498          $13,201           $11,464
7/05         $15,317             $14,180          $16,614           $12,780
7/06         $16,552             $15,274          $17,763           $13,256
7/07         $18,535             $17,035          $20,066           $14,752
7/08         $16,499             $15,123          $17,833           $13,019
7/09         $12,866             $11,741          $14,546           $10,713
7/10         $15,450             $14,042          $17,209           $12,990
1/11         $18,473             $16,753          $20,419           $15,489

++ Indexes are unmanaged and do not incur fees, expenses or other costs.

---------------------------------------------------------------------------------------------------------------
                                                 ANNUALIZED   ANNUALIZED   ANNUALIZED      GROSS       NET
                          SIX MONTH   ONE YEAR     3 YEAR       5 YEAR       SINCE        EXPENSE    EXPENSE
                           RETURN      RETURN      RETURN       RETURN     INCEPTION      RATIO++    RATIO++
---------------------------------------------------------------------------------------------------------------
Fiduciary Shares            19.45%     33.57%       3.73%       2.18%+       6.40%+       1.33%       1.22%
---------------------------------------------------------------------------------------------------------------
Class A Shares              19.31%     33.23%       3.35%       1.84%+       6.09%+       1.58%       1.47%
---------------------------------------------------------------------------------------------------------------
Class A Shares w/load*      12.70%     25.89%       1.44%       0.69%+       5.47%+       1.58%       1.47%
---------------------------------------------------------------------------------------------------------------
Class C Shares              19.00%     32.37%       2.77%       1.19%+       5.48%+       2.08%       2.07%
---------------------------------------------------------------------------------------------------------------
Class C Shares w/load**     18.00%     31.37%       2.77%       1.19%+       5.48%+       2.08%       2.07%
---------------------------------------------------------------------------------------------------------------
Class M Shares              19.57%     33.85%       3.81%       2.22%        6.55%        1.08%       1.07%
---------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

 + The performance presented links the performance of Class M Shares from May 30, 2001 with the performance of Class A and Class C Shares on April 3, 2006 and Fiduciary Shares on July 3, 2006. Class M Share performance has been adjusted for the maximum sales charge/contingent deferred sales charge ("CDSC") applicable to Class A and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2010 and ending on November 30, 2011. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

 *    Reflects 5.50% front-end sales charge.

**    Reflects maximum CDSC of 1.00%.

                                                             HIGHMARK(R) FUNDS 5

                        TOP TEN HOLDINGS

COMPANY*                                            % OF
                                                  PORTFOLIO
APPLE                                                4.0%

COCA-COLA                                            3.6

GENERAL ELECTRIC                                     3.3

EXXON MOBIL                                          3.1

CHEVRON                                              3.0

UNITED PARCEL SERVICE, CL B                          2.8

JPMORGAN CHASE                                       2.8

WELLS FARGO                                          2.5

PROCTER & GAMBLE                                     2.3

HOME DEPOT                                           1.9

                        FUND SECTORS

SECTOR                                              % OF
                                                  PORTFOLIO
INFORMATION TECHNOLOGY                              18.0%

FINANCIALS                                          16.2

INDUSTRIAL                                          12.5

ENERGY                                              12.4

CONSUMER STAPLES                                    11.3

HEALTH CARE                                         10.5

CONSUMER DISCRETIONARY                              10.4

MATERIALS                                            2.8

TELECOMMUNICATIONS SERVICES                          2.3

UTILITIES                                            2.1

REPURCHASE AGREEMENT                                 1.5

*     EXCLUDES SHORT-TERM SECURITIES.

CORE EQUITY FUND (UNAUDITED)

PERFORMANCE

For the semi-annual period ended January 31, 2011, HighMark Core Equity Fund (the "Fund") produced a total return of 17.70% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged S&P 500 Index, returned 17.93% over the same period.

FACTORS AFFECTING PERFORMANCE

The Fund's reporting period was generally marked by improving economic conditions, with positive GDP growth and legislative action to extend the current level of taxation. Although lending action occurred in the banking sector and hiring began once again in the small business sector, high unemployment continued to weigh on economic recovery.

Fears of a double-dip recession that existed at the beginning of the Fund's reporting period subsided as the Federal Reserve instituted its Quantitative Easing Program, commonly known as QE2. The market rally that ensued had a brief pull-back in October over concerns about European sovereign debt, but the economy continued its rebound during the reporting period overall, with cyclical sectors and commodities performing particularly well due to continued demand.

As is typical for the Fund's portfolio, performance contribution from the overweight and underweight of industry sectors was marginal. However, the Fund did adjust from a "barbell" strategy of cyclical and stable sectors to a more strictly cyclical tilt toward the end of the reporting period.

Specific stocks that contributed to performance include DuPont in the industrials sector and Macy's in the retail sector. Wells Fargo in the financial sector also positively contributed to performance.

Specific stocks that detracted from performance include TFS Financial in the financial sector and Cisco Systems Inc. in the telecommunications sector.

The Fund underperformed its benchmark for the reporting period.

6 HIGHMARK(R) FUNDS

HIGHMARK CORE EQUITY FUND
INVESTMENT OBJECTIVE

HIGHMARK CORE EQUITY FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER
DEREK IZUEL
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK CORE EQUITY FUND VERSUS THE S&P 500 INDEX AND THE MORNINGSTAR LARGE VALUE CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

           HighMark Core     HighMark Core
            Equity Fund       Equity Fund                      Morningstar Large
         Fiduciary Shares   Class A Shares   S&P 500 Index++     Value Category
         ----------------   --------------   ---------------   -----------------
7/00          $10,000           $ 9,453          $10,000            $10,000
7/01          $ 8,509           $ 8,367          $ 8,567            $10,787
7/02          $ 6,446           $ 6,321          $ 6,543            $ 8,722
7/03          $ 7,035           $ 6,884          $ 7,239            $ 9,476
7/04          $ 7,726           $ 7,536          $ 8,192            $10,931
7/05          $ 8,611           $ 8,389          $ 9,346            $12,671
7/06          $ 9,431           $ 9,157          $ 9,849            $13,717
7/07          $10,809           $10,461          $11,439            $15,686
7/08          $ 9,258           $ 8,950          $10,170            $13,309
7/09          $ 7,445           $ 7,175          $ 8,140            $10,628
7/10          $ 8,528           $ 8,199          $ 9,267            $11,983
1/11          $10,038           $ 9,218          $10,928            $13,962

++ Indexes are unmanaged and do not incur fees, expenses or other costs.

-------------------------------------------------------------------------------------------------------------------
                                                ANNUALIZED  ANNUALIZED  ANNUALIZED  ANNUALIZED   GROSS    NET
                           SIX MONTH  ONE YEAR    3 YEAR      5 YEAR     10 YEAR      SINCE     EXPENSE  EXPENSE
                            RETURN     RETURN     RETURN      RETURN      RETURN    INCEPTION   RATIO++  RATIO++
-------------------------------------------------------------------------------------------------------------------
Fiduciary Shares            17.70%     21.07%      0.32%      1.76%        0.44%      -0.19%     1.22%    1.00%
-------------------------------------------------------------------------------------------------------------------
Class A Shares              17.38%     20.78%      0.02%      1.48%        0.18%      -0.45%+    1.47%    1.25%
-------------------------------------------------------------------------------------------------------------------
Class A Shares w/load*      10.94%     14.14%     -1.85%      0.34%       -0.38%      -0.98%+    1.47%    1.25%
-------------------------------------------------------------------------------------------------------------------
Class B Shares              17.10%     20.06%     -0.60%      0.84%       -0.46%      -1.07%+    1.97%    1.85%
-------------------------------------------------------------------------------------------------------------------
Class B Shares w/load**     12.10%     15.06%     -1.58%      0.46%       -0.46%      -1.07%+    1.97%    1.85%
-------------------------------------------------------------------------------------------------------------------
Class C Shares              17.04%     20.04%     -0.70%      0.79%       -0.23%+     -0.81%+    1.97%    1.85%
-------------------------------------------------------------------------------------------------------------------
Class C Shares w/load***    16.04%     19.04%     -0.70%      0.79%       -0.23%+     -0.81%+    1.97%    1.85%
-------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

  + The performance presented links the performance of Fiduciary Shares from May 31, 2000 with the performance of Class A and Class B Shares on June 30, 2000 and Class C Shares on November 28, 2003. Fiduciary Share performance has been adjusted for the maximum sales charge/contingent deferred sales charge ("CDSC") applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2010 and ending on November 30, 2011. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

                                                             HIGHMARK(R) FUNDS 7

                        TOP TEN HOLDINGS

COMPANY*                                            % OF
                                                  PORTFOLIO
APPLE                                                7.5%

GOOGLE, CL A                                         4.0

MICROSOFT                                            3.8

POWERSHARES QQQ                                      3.1

ORACLE                                               3.0

INTERNATIONAL BUSINESS MACHINES                      2.7

QUALCOMM                                             2.6

CISCO SYSTEMS                                        2.2

INTEL                                                2.1

HEWLETT-PACKARD                                      1.8

                        FUND SECTORS

SECTOR                                              % OF
                                                  PORTFOLIO
INFORMATION TECHNOLOGY                              84.8%

HEALTH CARE                                          6.1

REGISTERED INVESTMENT COMPANY                        3.1

CONSUMER DISCRETIONARY                               3.1

REPURCHASE AGREEMENT                                 1.4

TELECOMMUNICATION SERVICES                           0.9

INDUSTRIAL                                           0.6

*     EXCLUDES SHORT-TERM SECURITIES.

ENHANCED GROWTH FUND (UNAUDITED)

PERFORMANCE

For the semi-annual period ended January 31, 2011, Highmark Enhanced Growth Fund (the "Fund") produced a total return of 23.37% (Class M Shares). In comparison, the Fund's benchmarks, the NASDAQ 100 Index and the S&P North American Technology Sector Index, returned 22.91% and 21.44% respectively for the same period.

FACTORS AFFECTING PERFORMANCE

During the reporting period, the Fund focused on certain sub-sectors, particularly in the information technology ("IT") sector. The Fund also invested in the healthcare sector, focusing on biotech, medical devices and pharmaceutical companies. In addition, the Fund held small positions in the consumer discretionary, industrials and telecommunication sectors.

Most major industry groups within the IT sector were positive for this reporting period. Among the significant contributors to performance were application software, communications equipment, system software and internet software and services stocks. While still positive on an absolute basis, semiconductors, computer hardware and computer storage companies were muted in their performance. Within the consumer discretion sector, the retail internet stocks were the best performers. The only notable exception to the positive absolute return group was the home entertainment software industry.

The IT sub-sectors that contributed positively to the Fund's overall performance were semi equipment, semiconductors, IT consulting services, internet software and services and electronic manufacturing services. Within healthcare, the positively contributing sub-sectors were healthcare IT and life sciences tools. In the consumer discretionary sector, the retail internet sub-sector added value. Although industrials are a small component in the Fund, electronic components also contributed positively. In terms of detractors to the Fund's performance, within the IT sector, computer storage/peripheral and home entertainment software, and within the healthcare sector, biotechnology and pharmaceuticals and the telecom sector detracted from the Fund's performance.

8 HIGHMARK(R) FUNDS

HIGHMARK ENHANCED GROWTH FUND
INVESTMENT OBJECTIVE

HIGHMARK ENHANCED GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OMITTED]

PORTFOLIO MANAGER
SONYA THADHANI BAILARD, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK ENHANCED GROWTH FUND VERSUS THE NASDAQ 100 INDEX, THE S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX AND THE MORNINGSTAR SPECIALTY-TECHNOLOGY CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

       HighMark Enhanced   HighMark Enhanced                                                  S&P North American
          Growth Fund         Growth Fund                           Morningstar Specialty -    Technology Sector
         Class M Shares     Class A Shares+    NASDAQ 100 Index++     Technology Category          Index++
       -----------------   -----------------   ------------------   -----------------------   ------------------
5/01        $10,000             $ 9,450             $10,000                 $10,000                 $10,000
7/01        $ 9,320             $ 8,799             $ 9,465                 $ 8,836                 $ 9,430
7/02        $ 5,490             $ 5,158             $ 5,413                 $ 6,185                 $ 5,257
7/03        $ 7,180             $ 6,711             $ 7,196                 $ 7,020                 $ 6,717
7/04        $ 7,840             $ 7,292             $ 7,910                 $ 7,651                 $ 7,332
7/05        $ 8,886             $ 8,223             $ 9,100                 $ 8,530                 $ 8,184
7/06        $ 8,139             $ 7,488             $ 8,595                 $ 8,298                 $ 7,659
7/07        $10,328             $ 9,461             $11,053                 $10,576                 $10,085
7/08        $ 9,350             $ 8,531             $10,579                 $ 9,468                 $ 9,386
7/09        $ 8,150             $ 7,405             $ 9,173                 $ 8,391                 $ 8,393
7/10        $ 9,294             $ 8,420             $10,735                 $ 9,755                 $ 9,589
1/11        $11,466             $10,365             $13,194                 $12,215                 $11,644

++ Indexes are unmanaged and do not incur fees, expenses or other costs.

-------------------------------------------------------------------------------------------------------------------------
                                                              ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                                 SIX MONTH      ONE YEAR        3 YEAR       5 YEAR       SINCE      EXPENSE   EXPENSE
                                  RETURN         RETURN         RETURN       RETURN     INCEPTION    RATIO++    RATIO++
-------------------------------------------------------------------------------------------------------------------------
Fiduciary Shares                   23.26%        30.20%          6.17%         4.08%+      1.33%+     1.33%      1.20%
-------------------------------------------------------------------------------------------------------------------------
Class A Shares                     23.09%        29.69%          5.79%         3.57%+      0.96%+     1.58%      1.45%
-------------------------------------------------------------------------------------------------------------------------
Class A Shares w/load*             16.28%        22.55%          3.81%         2.41%+      0.36%+     1.58%      1.45%
-------------------------------------------------------------------------------------------------------------------------
Class C Shares                     22.74%        29.01%          5.16%         3.00%+      0.43%+     2.08%      2.05%
-------------------------------------------------------------------------------------------------------------------------
Class C Shares w/load**            21.74%        28.01%          5.16%         3.00%+      0.43%+     2.08%      2.05%
-------------------------------------------------------------------------------------------------------------------------
Class M Shares                     23.37%        30.31%          6.20%         4.01%       1.42%      1.08%      1.05%
-------------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

 + The performance presented links the performance of Class M Shares from May 30, 2001 with the performance of Class A and Class C Shares on April 3, 2006 and Fiduciary Shares on April 4, 2006. Class M Share performance has been adjusted for the maximum sales charge/contingent deferred sales charge ("CDSC") applicable to Class A and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2010 and ending on November 30, 2011. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

 *    Reflects 5.50% front-end sales charge.

**    Reflects maximum CDSC of 1.00%.

                                                             HIGHMARK(R) FUNDS 9

                      TOP TEN HOLDINGS

COMPANY*                                            % OF
                                                 PORTFOLIO
EXXON MOBIL                                          3.3%

VERIZON COMMUNICATIONS                               3.2

INTERNATIONAL BUSINESS MACHINES                      3.0

NATIONAL PRESTO INDUSTRIES                           2.9

GENERAL ELECTRIC                                     2.8

RAYONIER REIT                                        2.7

ALTRIA GROUP                                         2.3

DUNCAN ENERGY PARTNERS                               2.2

CONOCOPHILLIPS                                       2.2

BRISTOL-MYERS SQUIBB                                 2.2

                        FUND SECTORS

SECTOR                                             % OF
                                                 PORTFOLIO
FINANCIALS                                          26.7%

ENERGY                                              12.8

INDUSTRIAL                                          12.3

CONSUMER DISCRETIONARY                               9.9

INFORMATION TECHNOLOGY                               8.4

HEALTH CARE                                          8.0

TELECOMMUNICATION SERVICES                           6.4

MATERIALS                                            5.9

UTILITIES                                            4.0

CONSUMER STAPLES                                     3.1

REGISTERED INVESTMENT COMPANY                        2.5

*     EXCLUDES SHORT-TERM SECURITIES.

EQUITY INCOME FUND (UNAUDITED)

PERFORMANCE

For the semi-annual period ended January 31, 2011, HighMark Equity Income Fund (the "Fund") produced a total return of 17.15% (Class A Shares without load). In comparison, the Fund's benchmark, the unmanaged Russell 1000 Value Index, returned 16.60% for the same period.

FACTORS AFFECTING PERFORMANCE

The Fund's reporting period was generally marked by improving economic conditions, with positive GDP growth and legislative action to extend the current level of taxation. Although lending action occurred in the banking sector and hiring began once again in the small business sector, high unemployment continued to weigh on economic recovery.

Fears of a double-dip recession that existed at the beginning of the Fund's reporting period subsided as the Federal Reserve instituted its Quantitative Easing Program, commonly known as QE2. The market rally that ensued had a brief pull-back in October over concerns about European sovereign debt, but the economy continued its rebound during the reporting period overall, with cyclical sectors and commodities performing particularly well due to continued demand.

The Fund's overweight of 5.60% to the industrials sector positively contributed to the Fund's performance, as did the Fund's 3.62% overweight exposure to the materials sector.

Exxon Mobil Corp. in the energy sector provided a contribution of 0.98% to the Fund's performance. Eastman Chemical Corp. in the manufacturing sector contributed 0.88% of the Fund's performance, and Rayonier Inc., a real estate investment trust holding in the financial sector, provided a contribution of 0.69% to the Fund's performance.

Gannett Co. in the media sector detracted from the Fund's performance (-0.19%), as did Integrys Energy Group in the energy sector (-0.12%). Despite this, the Fund outperformed its benchmark for the reporting period.

10 HIGHMARK(R) FUNDS

HIGHMARK EQUITY INCOME FUND
INVESTMENT OBJECTIVE

HIGHMARK EQUITY INCOME FUND SEEKS TOTAL RETURN FROM INCOME AND CAPITAL APPRECIATION.

[PHOTO OMITTED]

LEAD PORTFOLIO MANAGER
DONALD NESBITT
ZIEGLER CAPITAL
MANAGEMENT, LLC

[PHOTO OMITTED]

PORTFOLIO MANAGER
MIKHAIL ALKHAZOV
ZIEGLER CAPITAL
MANAGEMENT, LLC

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK EQUITY INCOME FUND VERSUS THE RUSSELL 1000 VALUE INDEX AND THE MORNINGSTAR LARGE VALUE CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

         HighMark Equity
       Income Fund Class A   Russell 1000 Value   Morningstar Large
             Shares               Index++          Value Category
       -------------------   ------------------   -----------------
3/05         $ 9,450              $10,000              $10,000
7/05         $ 9,943              $10,497              $10,449
7/06         $10,421              $11,713              $11,312
7/07         $11,810              $13,291              $12,935
7/08         $10,062              $11,277              $10,976
7/09         $ 7,833              $ 8,690              $ 8,764
7/10         $ 9,091              $10,028              $ 9,881
1/11         $10,650              $11,692              $11,514

++ Indexes are unmanaged and do not incur fees, expenses or other costs.

--------------------------------------------------------------------------------------------------------------
                                                  ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS       NET
                            SIX MONTH   ONE YEAR    3 YEAR       5 YEAR       SINCE      EXPENSE    EXPENSE
                             RETURN      RETURN     RETURN       RETURN      INCEPTION    RATIO++    RATIO++
--------------------------------------------------------------------------------------------------------------
Fiduciary Shares              17.68%      22.73%    -0.70%+      1.23%+      2.06%+       1.80%      0.90%
--------------------------------------------------------------------------------------------------------------
Class A Shares                17.15%      22.12%    -0.69%       1.23%       2.07%        2.05%      1.15%
--------------------------------------------------------------------------------------------------------------
Class A Shares w/load*        10.69%      15.35%    -2.54%       0.10%       1.08%        2.05%      1.15%
--------------------------------------------------------------------------------------------------------------
Class B Shares                16.89%      21.44%    -1.32%       0.53%       1.35%        2.55%      1.75%
--------------------------------------------------------------------------------------------------------------
Class B Shares w/load**       11.89%      16.44%    -2.26%       0.18%       1.20%        2.55%      1.75%
--------------------------------------------------------------------------------------------------------------
Class C Shares                16.89%      21.50%    -1.33%       0.50%       1.53%        2.55%      1.75%
--------------------------------------------------------------------------------------------------------------
Class C Shares w/load***      15.89%      20.50%    -1.33%       0.50%       1.53%        2.55%      1.75%
--------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

  + The performance presented links the performance of Class A Shares from April 1, 2005 with the performance of Fiduciary Shares on July 24, 2009. Class A Share performance has been adjusted by removing the sales charge applicable to Class A Shares because Class A Shares bear a sales charge while Fiduciary Shares do not bear a sales charge, but the performance otherwise has not been adjusted to reflect the fees and expenses applicable to Fiduciary Shares; with those adjustments, performance would be higher than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2010 and ending on November 30, 2011. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 11

                    TOP TEN HOLDINGS

COMPANY*                                         % OF
                                               PORTFOLIO
DANAHER                                           4.7%

APPLE                                             3.5

PRAXAIR                                           3.5

EXXON MOBIL                                       3.2

ORACLE                                            2.9

WELLS FARGO                                       2.7

OCCIDENTAL PETROLEUM                              2.7

GOOGLE, CL A                                      2.7

SUNCOR ENERGY (CANADA)                            2.7

JPMORGAN CHASE                                    2.7

                      FUND SECTORS

SECTOR                                           % OF
                                               PORTFOLIO
INFORMATION TECHNOLOGY                           19.3%

ENERGY                                           17.3

INDUSTRIAL                                       13.6

FINANCIALS                                       11.7

CONSUMER STAPLES                                  9.4

CONSUMER DISCRETIONARY                            8.0

HEALTH CARE                                       7.8

MATERIALS                                         7.1

REGISTERED INVESTMENT COMPANIES                   4.1

UTILITIES                                         1.7

*     EXCLUDES SHORT-TERM SECURITIES.

FUNDAMENTAL EQUITY FUND (UNAUDITED)

PERFORMANCE

For the semi-annual period ended January 31, 2011, HighMark Fundamental Equity Fund (the "Fund") produced a total return of 17.06% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged S&P 500 Index, returned 17.93% for the same period.

FACTORS AFFECTING PERFORMANCE

The Fund's reporting period was generally marked by improving economic conditions, with positive GDP growth and legislative action to extend the current level of taxation. Although lending action occurred in the banking sector and hiring began once again in the small business sector, high unemployment continued to weigh on economic recovery.

Fears of a double-dip recession that existed at the beginning of the Fund's reporting period subsided as the Federal Reserve instituted its Quantitative Easing Program, commonly known as QE2. The market rally that ensued had a brief pull-back in October over concerns about European sovereign debt, but the economy continued its rebound during the reporting period overall, with cyclical sectors and commodities performing particularly well due to continued demand.

An overweight to the energy sector and underweight to the financial sector was primarily responsible for the Fund's performance, as was stock selection in the technology and health care sectors. Specifically, Citrix, EMC and Oracle in the technology sector and Pfizer in the health care sector were among the Fund's top performers. Las Vegas Sands in the consumer discretionary sector was also a top performer, contradicting performance trends recently seen in the gaming space.

The materials sector detracted most from the Fund's performance for the reporting period. Praxair, a manufacturer of industrial, process and specialty gases, performed poorly for the period, as did environmental cleaning firm Ecolab.

The Fund underperformed its benchmark for the reporting period.

12 HIGHMARK(R) FUNDS

HIGHMARK FUNDAMENTAL EQUITY FUND
INVESTMENT OBJECTIVE

HIGHMARK FUNDAMENTAL EQUITY FUND SEEKS LONG-TERM CAPITAL APPRECIATION THROUGH INVESTMENTS IN U.S. EQUITY SECURITIES.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER (1)
KEN WEMER
HIGHMARK CAPITAL
MANAGEMENT, INC.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER (1)
GEORGE ROKAS
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK FUNDAMENTAL EQUITY FUND VERSUS THE S&P 500 INDEX.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

             HighMark Fundamental Equity   HighMark Fundamental Equity
                Fund Fiduciary Shares          Fund Class A Shares         S&P 500 Index++
             ---------------------------   ---------------------------   -------------------
 8/08                  $10,000                       $ 9,450                    $10,000
10/08                  $ 7,535                       $ 7,111                    $ 7,690
 1/09                  $ 6,632                       $ 6,263                    $ 6,605
 4/09                  $ 7,232                       $ 6,819                    $ 7,033
 7/09                  $ 8,198                       $ 7,722                    $ 8,004
 7/10                  $ 9,163                       $ 8,605                    $ 9,112
 1/11                  $10,726                       $10,061                    $10,746

++ Indexes are unmanaged and do not incur fees, expenses or other costs.

---------------------------------------------------------------------------------
                                                   ANNUALIZED    GROSS      NET
                            SIX MONTH   ONE YEAR     SINCE      EXPENSE   EXPENSE
                              RETURN     RETURN    INCEPTION    RATIO++   RATIO++
---------------------------------------------------------------------------------
Fiduciary Shares              17.06%     21.15%      2.85%       1.68%     0.98%
---------------------------------------------------------------------------------
Class A Shares                16.92%     20.80%      2.53%       1.93%     1.23%
---------------------------------------------------------------------------------
Class A Shares w/load*        10.49%     14.14%      0.25%       1.93%     1.23%
---------------------------------------------------------------------------------
Class C Shares                16.60%     20.15%      2.01%       2.43%     1.83%
---------------------------------------------------------------------------------
Class C Shares w/load**       15.60%     19.15%      2.01%       2.43%     1.83%
---------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2010 and ending on November 30, 2011. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 1.00%.

(1) The portfolio management team also includes: Flavia Araujo, co-portfolio manager; David Dillion, co-portfolio manager and Robert Kang, co-portfolio manager.

                                                            HIGHMARK(R) FUNDS 13

                        TOP TEN HOLDINGS

COMPANY*                                           % OF
                                                  PORTFOLIO
COGNIZANT TECHNOLOGY SOLUTIONS                      2.8%

O'REILLY AUTOMOTIVE                                 2.5

TRACTOR SUPPLY                                      2.5

FLOWSERVE                                           2.4

DICK'S SPORTING GOODS                               2.4

STERICYCLE                                          2.4

PANERA BREAD                                        2.3

CONCHO RESOURCES                                    2.3

FMC TECHNOLOGIES                                    2.3

ROPER INDUSTRIES                                    2.3

                        FUND SECTORS

SECTOR                                              % OF
                                                  PORTFOLIO
INFORMATION TECHNOLOGY                             25.1%

INDUSTRIAL                                         23.0

CONSUMER DISCRETIONARY                             19.5

HEALTH CARE                                        12.1

ENERGY                                              9.4

FINANCIALS                                          5.5

REGISTERED INVESTMENT COMPANY                       2.2

MATERIALS                                           1.6

CONSUMER STAPLES                                    1.6

*     EXCLUDES SHORT-TERM SECURITIES.

GENEVA MID CAP GROWTH FUND (UNAUDITED)

PERFORMANCE

For the semi-annual period ended January 31, 2011, HighMark Geneva Mid Cap Growth Fund (the "Fund") produced a total return of 23.25% (Class A Shares without load). In comparison, the Fund's benchmark, the unmanaged Russell Midcap(R) Growth Index, returned 24.73% for the same period.

FACTORS AFFECTING PERFORMANCE

The Fund's reporting period was characterized by generally improving economic conditions, with positive GDP growth and legislative action to extend the current level of taxation. Business and manufacturing sectors took advantage of low financing rates, cost cutting measures and strong earnings to repair balance sheets. However, although lending action occurred in the banking sector and hiring began once again in the small business sector, high unemployment continued to weigh on economic activity overall.

Fears of a double-dip recession that existed at the beginning of the Fund's reporting period subsided as the Federal Reserve instituted its Quantitative Easing Program, commonly known as QE2. The market rally that ensued had a brief pull-back in October over concerns about European sovereign debt but quickly regained confidence and continued its advance for the remainder of the reporting period.

Sectors that contributed to Fund's performance include an overweight to the energy sector, with FMC Technologies performing particularly well. An overweight to the industrials sector also contributed to performance.

Specific stocks that performed well include Chipotle Mexican Grill and Tractor Supply Co. in the consumer discretionary sector. Both investments combined added over 200 basis points of performance.

The financial sector detracted most from performance. Although the financial sector performed well during the reporting period, the Fund's underweight position hurt performance relative to the index. Overall, Strayer Education was the Fund's worst performing stock, a for-profit education company, which declined due to increased government regulation.

14 HIGHMARK(R) FUNDS

HIGHMARK GENEVA
MID CAP GROWTH FUND
INVESTMENT OBJECTIVE

HIGHMARK GENEVA MID CAP GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER
AMY S. CROEN
GENEVA CAPITAL MANAGEMENT LTD.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER
WILLIAM A. PRIEBE
GENEVA CAPITAL MANAGEMENT LTD.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER
MICHELLE J. PICARD
GENEVA CAPITAL MANAGEMENT LTD.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER
W. SCOTT PRIEBE
GENEVA CAPITAL MANAGEMENT LTD.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK GENEVA MID CAP GROWTH FUND VERSUS THE RUSSELL MID-CAP GROWTH INDEX AND MORNINGSTAR MID-CAP GROWTH CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

              Geneva Mid Cap Growth Fund         Russell Mid-Cap         Morningstar Mid-Cap
                    Class A Shares               Growth Index++            Growth Category
             ---------------------------   ---------------------------   -------------------
 7/00                  $ 9,451                       $10,000                   $10,000
 7/01                  $ 9,619                       $ 6,819                   $ 7,400
 7/02                  $ 8,401                       $ 4,863                   $ 5,311
 7/03                  $ 9,258                       $ 5,989                   $ 6,141
 7/04                  $10,716                       $ 6,875                   $ 6,798
 7/05                  $13,374                       $ 8,638                   $ 8,320
 7/06                  $13,711                       $ 8,896                   $ 8,518
 7/07                  $15,601                       $10,800                   $10,351
 7/08                  $15,403                       $ 9,944                   $ 9,529
 7/09                  $12,798                       $ 7,769                   $ 7,358
 7/10                  $15,258                       $ 9,336                   $ 8,696
 1/11                  $18,803                       $11,645                   $10,697

++ Indexes are unmanaged and do not incur fees, expenses or other costs.

----------------------------------------------------------------------------------------------------------------------------
                                                   ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS       NET
                            SIX MONTH   ONE YEAR     3 YEAR       5 YEAR      10 YEAR       SINCE      EXPENSE    EXPENSE
                             RETURN      RETURN      RETURN       RETURN       RETURN     INCEPTION    RATIO++    RATIO++
----------------------------------------------------------------------------------------------------------------------------
Fiduciary Shares             23.46%      36.52%      6.32%+        4.98%+       6.20%+       7.37%+     1.32%      1.13%
----------------------------------------------------------------------------------------------------------------------------
Class A Shares               23.25%      36.16%      6.16%         4.88%        6.16%        7.33%      1.57%      1.38%
----------------------------------------------------------------------------------------------------------------------------
Class A Shares w/load*       16.49%      28.70%      4.19%         3.70%        5.56%        6.83%      1.57%      1.38%
----------------------------------------------------------------------------------------------------------------------------
Class B Shares               22.92%      35.36%      5.46%         4.16%        5.39%        6.57%      2.07%      1.98%
----------------------------------------------------------------------------------------------------------------------------
Class B Shares w/load**      17.92%      30.36%      4.55%         3.81%        5.39%        6.57%      2.07%      1.98%
----------------------------------------------------------------------------------------------------------------------------
Class C Shares               22.89%      35.33%      5.45%         4.14%        5.42%        6.67%+     2.07%      1.98%
----------------------------------------------------------------------------------------------------------------------------
Class C Shares w/load***     21.89%      34.33%      5.45%         4.14%        5.42%        6.67%+     2.07%      1.98%
----------------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

  + The performance presented links the performance of Class A Shares from January 4, 1999 with the performance of Class C Shares on May 8, 2000 and the performance of Fiduciary Shares on June 26, 2009. With respect to Class C Shares, Class A Share performance has been adjusted for the maximum contingent deferred sales charge ("CDSC") applicable to Class C Shares, but does not reflect the higher Rule 12b-1 fees and expenses applicable to the Class; with those adjustments, performance would be lower than that shown. With respect to Fiduciary Shares, Class A Share performance has been adjusted by removing the sales charge applicable to Class A Shares because Class A Shares bear a sales charge while Fiduciary Shares do not bear a sales charge, but the performance otherwise has not been adjusted to reflect the fees and expenses applicable to Fiduciary Shares; with those adjustments, performance would be higher than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2010 and ending on November 30, 2011. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 15

                        TOP TEN HOLDINGS

COMPANY*                                            % OF
                                                  PORTFOLIO
RIVERBED TECHNOLOGY                                  2.8%

BALCHEM                                              2.7

BRIGHAM EXPLORATION                                  2.6

MONRO MUFFLER BRAKE                                  2.6

GENESEE & WYOMING, CL A                              2.6

ULTIMATE SOFTWARE GROUP                              2.5

INTERACTIVE INTELLIGENCE                             2.4

NEOGEN                                               2.4

ACUITY BRANDS                                        2.3

SXC HEALTH SOLUTIONS                                 2.3

                        FUND SECTORS

SECTOR                                              % OF
                                                  PORTFOLIO
INFORMATION TECHNOLOGY                              27.8%

INDUSTRIAL                                          20.2

HEALTH CARE                                         19.4

CONSUMER DISCRETIONARY                              15.4

ENERGY                                               8.3

FINANCIALS                                           3.0

MATERIALS                                            2.7

CONSUMER STAPLES                                     2.7

REGISTERED INVESTMENT COMPANY                        0.5

*     EXCLUDES SHORT-TERM SECURITIES.

GENEVA SMALL CAP GROWTH FUND (UNAUDITED)

PERFORMANCE

For the semi-annual period ended January 31, 2011, HighMark Geneva Small Cap Growth Fund (the "Fund") produced a total return of 25.90% (Class A Shares without load). In comparison, the Fund's benchmark, the unmanaged Russell 2000 Growth Index, returned 23.25% for the same period.

FACTORS AFFECTING PERFORMANCE

The Fund's reporting period was characterized by generally improving economic conditions, with positive GDP growth and legislative action to extend the current level of taxation. Business and manufacturing sectors took advantage of low financing rates, cost cutting measures and strong earnings to repair balance sheets. However, although lending action occurred in the banking sector and hiring began once again in the small business sector, high unemployment continued to weigh on economic activity overall.

Fears of a double-dip recession that existed at the beginning of the Fund's reporting period subsided as the Federal Reserve instituted its Quantitative Easing Program, commonly known as QE2. The market rally that ensued had a brief pull-back in October over concerns about European sovereign debt but quickly regained confidence and continued its advance for the remainder of the reporting period.

Top contributing sectors include information technology and energy. Top performing stocks include Riverbed Technologies, Netezza Corp and Interactive Intelligence in the information technology sector, as well as Brigham Exploration in the energy sector.

The sector that detracted most from performance was materials. Even though the sector performed well overall for the reporting period, the Fund's underweight to the materials sector hurt performance.

The stocks that detracted most from performance include Capella Education, which cost the Fund over 100 basis points of performance, and Grand Canyon Education. Both companies are in the for-profit education industry, a sub-sector of consumer discretionary. Despite these slight drags on performance, the Fund outperformed its benchmark for the reporting period.

16 HIGHMARK(R) FUNDS

HIGHMARK GENEVA SMALL CAP
GROWTH FUND INVESTMENT
OBJECTIVE

HIGHMARK GENEVA SMALL CAP GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER
AMY S. CROEN
GENEVA CAPITAL MANAGEMENT LTD.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER
WILLIAM A. PRIEBE
GENEVA CAPITAL MANAGEMENT LTD.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER
MICHELLE J. PICARD
GENEVA CAPITAL MANAGEMENT LTD.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER
W. SCOTT PRIEBE
GENEVA CAPITAL MANAGEMENT LTD.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK GENEVA SMALL CAP GROWTH FUND VERSUS THE RUSSELL 2000 GROWTH INDEX AND THE MORNINGSTAR SMALL GROWTH CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

              HighMark Geneva Small Cap            Russell 2000           Morningstar Small
                Growth Class A Shares             Growth Index++          Growth Category
             ---------------------------   ---------------------------   -------------------
 6/09                  $ 9,450                       $10,000                   $10,000
 7/09                  $10,350                       $10,483                   $10,491
 8/09                  $10,339                       $10,586                   $10,665
 9/09                  $10,939                       $11,281                   $11,381
10/09                  $10,519                       $10,497                   $10,709
11/09                  $10,819                       $10,822                   $11,071
12/09                  $11,459                       $11,748                   $11,938
 1/10                  $10,905                       $11,223                   $11,413
 7/10                  $12,849                       $13,098                   $13,355
 1/11                  $16,177                       $16,143                   $16,573

++ Indexes are unmanaged and do not incur fees, expenses or other costs.

---------------------------------------------------------------------------------------------
                                                               ANNUALIZED    GROSS     NET
                                        SIX MONTH   ONE YEAR     SINCE      EXPENSE   EXPENSE
                                         RETURN      RETURN    INCEPTION+   RATIO++   RATIO++
---------------------------------------------------------------------------------------------
Fiduciary Shares                         26.08%      41.15%      30.22%      2.49%     1.38%
---------------------------------------------------------------------------------------------
Class A Shares                           25.90%      40.79%      29.91%      2.74%     1.63%
---------------------------------------------------------------------------------------------
Class A Shares w/load*                   18.97%      33.04%      25.52%      2.74%     1.63%
---------------------------------------------------------------------------------------------
Class C Shares                           25.57%      40.02%      29.19%      3.24%     2.23%
---------------------------------------------------------------------------------------------
Class C Shares w/load**                  24.57%      39.02%      29.19%      3.24%     2.23%
---------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

IN ADDITION TO THE NORMAL RISKS ASSOCIATED WITH EQUITY INVESTING, INVESTING IN SMALL CAP COMPANIES MAY INVOLVE ADDITIONAL RISK BECAUSE, AS SMALL CAP COMPANIES ARE FREQUENTLY IN THE EARLY STAGES OF GROWTH, THEIR STOCKS TEND TO FLUCTUATE IN VALUE.

 +    Commenced investment operations on June 12, 2009.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2010 and ending on November 30, 2011. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

 *    Reflects 5.50% front-end sales charge.

**    Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 17

                  TOP TEN HOLDINGS+

COMPANY*                                     % OF
                                           PORTFOLIO
SIEMENS                                       1.4%

NOVO NORDISK, CL B                            1.4

CREDIT SUISSE SECURITIES (USA)                1.3

DAIMLER                                       1.2

A P MOLLER - MAERSK, CL B                     1.2

BP                                            1.1

ALLIANZ                                       1.0

NESTLE                                        1.0

BASF                                          1.0

PETROFAC                                      1.0

                    FUND SECTORS+

SECTOR                                       % OF
                                           PORTFOLIO
FINANCIALS                                   22.8%

INDUSTRIAL                                   15.0

CONSUMER DISCRETIONARY                       11.3

MATERIALS                                    10.7

CONSUMER STAPLES                              8.0

ENERGY                                        7.9

HEALTH CARE                                   7.7

INFORMATION TECHNOLOGY                        5.8

TELECOMMUNICATION SERVICES                    5.0

UTILITIES                                     3.4

REPURCHASE AGREEMENT                          1.3

EXCHANGE TRADED FUNDS                         1.1

*     EXCLUDES SHORT-TERM SECURITIES.

+ EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

INTERNATIONAL OPPORTUNITIES FUND (UNAUDITED)

PERFORMANCE

For the semi-annual period ended January 31, 2011, HighMark International Opportunities Fund (the "Fund") produced a total return of 17.65% (Class M Shares). In comparison, the Fund's benchmarks, the unmanaged MSCI All-Country World ex-U.S. Index (gross) ("ACWI ex-U.S.") and the unmanaged MSCI EAFE Index (gross) ("EAFE"), returned 15.88% and 16.20% respectively for the same period.

FACTORS AFFECTING PERFORMANCE

Encouraged by monetary policy in the U.S., where November 2010 brought the initial implementation of the Federal Reserve's Quantitative Easing Program, commonly known as QE2 (quantitative easing through Federal Reserve debt purchases), investors' appetite for risk returned, and investors bid up stock and commodity prices worldwide. The U.S. dollar weakened nearly universally against foreign currencies, enough to touch off talk of an "international currency war" among finance ministers fearing for their nations' export competitiveness. Meanwhile, corporate earnings remained in a strong cyclical upturn and, more often than not, surpassed analyst expectations.

With only a few exceptions, global equity markets turned in very strong results over the six-month reporting period. For a change, the MSCI EAFE Index (developed markets outside North America, up more than 16%) outperformed the MSCI Emerging Market Index (up 14%), as January saw concerns grow over food price inflation and monetary tightening in China and elsewhere in the emerging world. Within Europe, dispersion of international stock market returns was mostly along the spectrum of perceived sovereign risk. The best returns came from Sweden, Germany and Norway, all combining export-led economic recoveries with fiscal responsibility, and all up over 20%. At the bottom were Spain, Ireland (recipient of a $90 billion bailout), and Greece - joined by Belgium, a country with both an outsized government debt and a political system paralyzed by Flemish/Walloon infighting.

The Fund outperformed its benchmarks over the six months, with country allocation decisions a small net positive and stock selection factors enjoying a broad-based resurgence. The only regional weak spot for country exposure was emerging Europe, where Turkey suffered a flat market and weakened currency. Elsewhere the Fund was served well by underweight positions in Brazil, China and India, and an overweight position in Korea, which more than made up for a missed opportunity in Taiwan. Within developed Europe, the most value came from large overweight positions in Germany and Sweden, compensating for an overweight in Belgium.

Stock selection within country markets accounted for most of the Fund's outperformance relative to its benchmarks. Results largely conformed to expectations, as value factors were most effective in Asia (Japan, Korea, the Philippines, Singapore and Hong Kong), while price momentum and analyst revision factors proved helpful across much of Europe (Belgium, Sweden and Germany). Earnings quality was hit-or-miss, helping to explain a disappointing result in the U.K., where the Fund relies heavily on that factor to select stocks.

18 HIGHMARK(R) FUNDS

HIGHMARK INTERNATIONAL OPPORTUNITIES
FUND INVESTMENT OBJECTIVE

HIGHMARK INTERNATIONAL OPPORTUNITIES FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER
ANTHONY R. CRADDOCK
BAILARD, INC.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER
ERIC P. LEVE
BAILARD, INC.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER
PETER M. HILL
BAILARD, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK INTERNATIONAL OPPORTUNITIES FUND VERSUS THE MSCI ALL-COUNTRY WORLD EX-U.S. INDEX GROSS, THE MCSI EAFE INDEX AND THE MORNINGSTAR FOREIGN LARGE BLEND CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                HighMark International   HighMark International    MCSI All-Country                        Morningstar
                  Opportunities Fund       Opportunities Fund     World ex-US Index                       Foreign Large
                    Class M Shares           Class A Shares+           Gross++        MCSI EAFE Index++   Blend Category
                ----------------------   ----------------------   -----------------   -----------------   --------------
 7/00                   $10,000                  $ 9,450               $10,000             $10,000            $10,000
 7/01                   $ 7,575                  $ 7,130               $ 7,720             $ 7,829            $ 7,646
 7/02                   $ 6,468                  $ 6,051               $ 6,525             $ 6,504            $ 6,405
 7/03                   $ 7,153                  $ 6,668               $ 7,081             $ 6,914            $ 6,902
 7/04                   $ 8,869                  $ 8,231               $ 8,841             $ 8,646            $ 8,565
 7/05                   $11,240                  $10,390               $10,996             $10,467            $10,590
 7/06                   $14,384                  $13,256               $13,703             $12,980            $13,043
 7/07                   $18,624                  $17,100               $17,532             $16,084            $16,121
 7/08                   $16,753                  $15,339               $15,902             $14,123            $14,288
 7/09                   $12,472                  $11,386               $12,578             $10,931            $11,003
 7/10                   $13,509                  $12,302               $13,851             $11,616            $11,802
 1/11                   $15,893                  $14,432               $16,051             $13,486            $13,689

++ Indexes are unmanaged and do not incur fees, expenses or other costs.

----------------------------------------------------------------------------------------------------------------------
                                               ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                        SIX MONTH   ONE YEAR    3 YEAR       5 YEAR       10 YEAR       SINCE      EXPENSE   EXPENSE
                         RETURN      RETURN     RETURN       RETURN       RETURN       INCEPTION   RATIO++   RATIO++
----------------------------------------------------------------------------------------------------------------------
Fiduciary Shares          17.51%     19.01%      -3.25%        2.56%+       5.61%+       7.62%+     1.54%     1.48%
----------------------------------------------------------------------------------------------------------------------
Class A Shares            17.32%     18.82%      -3.40%        2.34%+       5.36%+       7.36%+     1.79%     1.63%
----------------------------------------------------------------------------------------------------------------------
Class A Shares w/load*    10.83%     12.34%      -5.20%        1.19%+       4.77%+       7.17%+     1.79%     1.63%
----------------------------------------------------------------------------------------------------------------------
Class C Shares            16.89%     18.03%      -4.09%        1.64%+       4.74%+       6.79%+     2.29%     2.29%
----------------------------------------------------------------------------------------------------------------------
Class C Shares w/load**   15.89%     17.03%      -4.09%        1.64%+       4.74%+       6.79%+     2.29%     2.29%
----------------------------------------------------------------------------------------------------------------------
Class M Shares            17.65%     19.34%      -3.09%        2.67%        5.76%        7.80%      1.29%     1.29%
----------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

IN ADDITION TO THE NORMAL RISKS ASSOCIATED WITH INVESTING, INTERNATIONAL INVESTMENTS MAY INVOLVE RISK OF CAPITAL LOSS FROM AN UNFAVORABLE FLUCTUATION IN CURRENCY VALUES, FROM DIFFERENCES IN GENERALLY ACCEPTED ACCOUNTING PRINCIPLES OR FROM ECONOMIC OR POLITICAL INSTABILITY IN OTHER NATIONS. EMERGING MARKETS INVESTMENTS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS.

 + The performance presented links the performance of Class M Shares from September 4, 1979 with the performance of Class A and Class C Shares on April 3, 2006 and Fiduciary Shares on April 4, 2006. Class M Share performance has been adjusted for the maximum sales charge/contingent deferred sales charge ("CDSC") applicable to Class A and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2010 and ending on November 30, 2011. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

 *    Reflects 5.50% front-end sales charge.

**    Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 19

                  TOP TEN HOLDINGS

COMPANY*                                     % OF
                                           PORTFOLIO
APPLE                                         6.7%

GOOGLE, CL A                                  4.5

ORACLE                                        3.8

PRAXAIR                                       3.0

SCHLUMBERGER                                  2.9

COCA-COLA                                     2.9

DANAHER                                       2.8

PHILIP MORRIS INTERNATIONAL                   2.7

ECOLAB                                        2.5

QUALCOMM                                      2.3

                    FUND SECTORS

SECTOR                                       % OF
                                           PORTFOLIO
INFORMATION TECHNOLOGY                       30.5%

INDUSTRIAL                                   14.7

CONSUMER DISCRETIONARY                        9.8

ENERGY                                        9.7

CONSUMER STAPLES                              8.6

MATERIALS                                     7.0

FINANCIALS                                    6.4

HEALTH CARE                                   6.0

REGISTERED INVESTMENT COMPANY                 5.7

UTILITIES                                     1.6

*     EXCLUDES SHORT-TERM SECURITIES.

LARGE CAP GROWTH FUND (UNAUDITED)

PERFORMANCE

For the semi-annual period ended January 31, 2011, HighMark Large Cap Growth Fund (the "Fund") produced a total return of 18.06% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged Russell 1000 Growth Index, returned 20.96% over the same period.

FACTORS AFFECTING PERFORMANCE

The Fund's reporting period was generally marked by improving economic conditions, with positive GDP growth and legislative action to extend the current level of taxation. Although lending action occurred in the banking sector and hiring began once again in the small business sector, high unemployment continued to weigh on economic recovery.

Fears of a double-dip recession that existed at the beginning of the Fund's reporting period subsided as the Federal Reserve instituted its Quantitative Easing Program, commonly known as QE2. The market rally that ensued had a brief pull-back in October over concerns about European sovereign debt, but the economy continued its rebound during the reporting period overall, with cyclical sectors and commodities performing particularly well due to continued demand.

No major sector bets were made by the Fund during the reporting period. Rather, stock selection was responsible for the majority of performance.

Contributors to performance include technology companies Citrix, EMC and Oracle.

The materials sector detracted most from the Fund's performance for the reporting period. Praxair, a manufacturer of industrial, process and specialty gases, performed poorly for the period, as did environmental cleaning firm Ecolab.

The Fund underperformed its benchmark for the reporting period.

20 HIGHMARK(R) FUNDS

HIGHMARK LARGE CAP GROWTH FUND
INVESTMENT OBJECTIVE

HIGHMARK LARGE CAP GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION THROUGH INVESTMENTS IN EQUITY SECURITIES. THE PRODUCTION OF CURRENT INCOME IS AN INCIDENTAL OBJECTIVE.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER (1)
KEN WEMER
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER (1)
GEORGE ROKAS
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK LARGE CAP GROWTH FUND VERSUS THE RUSSELL 1000 GROWTH INDEX AND THE MORNINGSTAR LARGE GROWTH CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

        HighMark Large Cap Growth   HighMark Large Cap Growth   Morningstar Large    Russell 1000
          Fund Fiduciary Shares        Fund Class A Shares       Growth Category    Growth Index++
        -------------------------   -------------------------   -----------------   --------------
 7/00           $10,000                      $9,450                   $10,000           $10,000
 7/01           $ 5,429                      $5,119                   $ 7,052           $ 6,494
 7/02           $ 4,084                      $3,847                   $ 5,044           $ 4,627
 7/03           $ 4,538                      $4,251                   $ 5,612           $ 5,166
 7/04           $ 4,694                      $4,394                   $ 5,997           $ 5,605
 7/05           $ 5,406                      $5,047                   $ 6,887           $ 6,337
 7/06           $ 5,518                      $5,139                   $ 6,863           $ 6,289
 7/07           $ 6,319                      $5,865                   $ 8,100           $ 7,513
 7/08           $ 5,769                      $5,342                   $ 7,554           $ 7,041
 7/09           $ 5,021                      $4,636                   $ 6,043           $ 5,804
 7/10           $ 5,664                      $5,215                   $ 6,756           $ 6,596
 1/11           $ 6,687                      $6,150                   $ 8,109           $ 7,978

++ Indexes are unmanaged and do not incur fees, expenses or other costs.

------------------------------------------------------------------------------------------------------------------------
                                                  ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                           SIX MONTH   ONE YEAR    3 YEAR       5 YEAR       10 YEAR       SINCE      EXPENSE   EXPENSE
                            RETURN      RETURN     RETURN       RETURN       RETURN      INCEPTION    RATIO++   RATIO++
------------------------------------------------------------------------------------------------------------------------
Fiduciary Shares             18.06%     22.80%      3.16%        2.16%        -1.95%       4.68%       1.21%     1.02%
------------------------------------------------------------------------------------------------------------------------
Class A Shares               17.93%     22.46%      2.85%        1.90%        -2.20%       4.48%+      1.46%     1.27%
------------------------------------------------------------------------------------------------------------------------
Class A Shares w/load*       11.48%     15.78%      0.94%        0.75%        -2.75%       4.14%+      1.46%     1.27%
------------------------------------------------------------------------------------------------------------------------
Class B Shares               17.47%     21.70%      2.28%        1.32%        -2.81%       3.99%+      1.96%     1.87%
------------------------------------------------------------------------------------------------------------------------
Class B Shares w/load**      12.47%     16.70%      1.32%        0.93%        -2.81%       3.99%+      1.96%     1.87%
------------------------------------------------------------------------------------------------------------------------
Class C Shares               17.48%     21.73%      2.23%        1.29%        -2.81%       4.09%+      1.96%     1.87%
------------------------------------------------------------------------------------------------------------------------
Class C Shares w/load***     16.48%     20.73%      2.23%        1.29%        -2.81%       4.09%+      1.96%     1.87%
------------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

  + The performance presented links the performance of Fiduciary Shares from November 18, 1993 with the performance of Class A Shares on June 20, 1994, Class B Shares on February 2, 1998 and Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge/contingent deferred sales charge ("CDSC") applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2010 and ending on November 30, 2011. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

(1) The portfolio management team also includes: Flavia Araujo, co-portfolio manager; David Dillon, co-portfolio manager and Robert Kang, co-portfolio manager.

                                                            HIGHMARK(R) FUNDS 21

                  TOP TEN HOLDINGS

COMPANY*                                    % OF
                                           PORTFOLIO
BANK OF AMERICA                               4.3%

PFIZER                                        4.2

JPMORGAN CHASE                                4.2

CHEVRON                                       3.6

CITIGROUP                                     3.4

BP PLC, SP ADR                                3.3

WELLPOINT                                     3.2

MERCK                                         2.7

MICROSOFT                                     2.6

KRAFT FOODS, CLA                              2.5

                    FUND SECTORS

SECTOR                                       % OF
                                           PORTFOLIO
FINANCIALS                                   23.7%

INDUSTRIAL                                   14.4

ENERGY                                       13.9

HEALTH CARE                                  11.5

CONSUMER STAPLES                             10.7

INFORMATION TECHNOLOGY                        8.4

CONSUMER DISCRETIONARY                        7.3

MATERIALS                                     5.0

TELECOMMUNICATION SERVICES                    3.5

UTILITIES                                     1.0

REPURCHASE AGREEMENT                          0.6

*     EXCLUDES SHORT-TERM SECURITIES.

LARGE CAP VALUE FUND (UNAUDITED)

PERFORMANCE

For the semi-annual period ended January 31, 2011, HighMark Large Cap Value Fund (the "Fund") produced a total return of 16.77% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged Russell 1000 Value Index, returned 16.60% for the same period.

FACTORS AFFECTING PERFORMANCE

The Fund's reporting period was generally marked by improving economic conditions, with positive GDP growth and legislative action to extend the current level of taxation. Although lending action occurred in the banking sector and hiring began once again in the small business sector, high unemployment continued to weigh on economic recovery.

Fears of a double-dip recession that existed at the beginning of the Fund's reporting period subsided as the Federal Reserve instituted its Quantitative Easing Program, commonly known as QE2. The market rally that ensued had a brief pull-back in October over concerns about European sovereign debt, but the economy continued its rebound during the reporting period overall, with cyclical sectors and commodities performing particularly well due to continued demand.

Sectors that positively contributed to performance include consumer staples, health care and industrials. Specific stocks that most contributed to performance include WellPoint in the health care sector and Carrefour in the consumer staples sector.

The sector that most detracted from performance is energy, with Chevron acting as one of the specific stocks that negatively impacted performance. Despite this slight detraction from performance, the Fund outperformed its benchmark during the reporting period.

22 HIGHMARK(R) FUNDS

HIGHMARK LARGE CAP VALUE FUND
INVESTMENT OBJECTIVE

HIGHMARK LARGE CAP VALUE FUND SEEKS TO PROVIDE LONG-TERM CAPITAL APPRECIATION.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER
KEITH STRIBLING
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER
TODD LOWENSTEIN
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK LARGE CAP VALUE FUND VERSUS THE RUSSELL 1000 VALUE INDEX AND THE MORNINGSTAR LARGE VALUE CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

       HighMark Large Cap Value Fund   HighMark Large Cap Value Fund   Morningstar Large Value    Russell 1000
              Fiduciary Shares                Class A Shares                  Category           Value Index++
       -----------------------------   -----------------------------   -----------------------   -------------
7/00             $10,000                        $ 9,450                       $10,000               $10,000
7/01             $ 9,711                        $ 9,146                       $11,017               $10,874
7/02             $ 7,349                        $ 6,900                       $ 8,925               $ 8,999
7/03             $ 7,883                        $ 7,392                       $ 9,683               $ 9,967
7/04             $ 9,485                        $ 8,870                       $11,164               $11,729
7/05             $11,511                        $10,741                       $12,928               $13,961
7/06             $12,756                        $11,872                       $13,989               $15,578
7/07             $14,336                        $13,307                       $15,990               $17,679
7/08             $12,093                        $11,199                       $13,588               $15,000
7/09             $ 9,743                        $ 8,994                       $16,326               $11,559
7/10             $10,827                        $ 9,975                       $18,408               $13,338
1/11             $12,642                        $11,619                       $21,448               $15,552

++ Indexes are unmanaged and do not incur fees, expenses or other costs.

-------------------------------------------------------------------------------------------------------------------------
                                                  ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                           SIX MONTH   ONE YEAR    3 YEAR       5 YEAR       10 YEAR       SINCE      EXPENSE   EXPENSE
                            RETURN      RETURN     RETURN       RETURN       RETURN       INCEPTION   RATIO++    RATIO++
-------------------------------------------------------------------------------------------------------------------------
Fiduciary Shares             16.77%     20.17%      -1.84%        0.43%       1.72%        9.30%       1.16%     1.00%
-------------------------------------------------------------------------------------------------------------------------
Class A Shares               16.48%     19.72%      -2.12%        0.15%       1.46%        9.16%+      1.41%     1.25%
-------------------------------------------------------------------------------------------------------------------------
Class A Shares w/load*       10.07%     13.10%      -3.95%       -0.98%       0.88%        8.93%+      1.41%     1.25%
-------------------------------------------------------------------------------------------------------------------------
Class B Shares               16.20%     19.07%      -2.70%       -0.45%       0.82%        8.83%+      1.91%     1.85%
-------------------------------------------------------------------------------------------------------------------------
Class B Shares w/load**      11.20%     14.07%      -3.65%       -0.81%       0.82%        8.83%+      1.91%     1.85%
-------------------------------------------------------------------------------------------------------------------------
Class C Shares               16.16%     19.05%      -2.70%       -0.45%       0.82%        8.90%+      1.91%     1.85%
-------------------------------------------------------------------------------------------------------------------------
Class C Shares w/load***     15.16%     18.05%      -2.70%       -0.45%       0.82%        8.90%+      1.91%     1.85%
-------------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

  + The performance presented links the performance of Fiduciary Shares from February 9, 1984 with the performance of Class A Shares on June 20, 1994, Class B Shares on February 2, 1998 and Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge/contingent deferred sales charge ("CDSC") applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2010 and ending on November 30, 2011. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 23

                  TOP TEN HOLDINGS

COMPANY*                                     % OF
                                           PORTFOLIO
APPLE                                         8.5%

INTERNATIONAL BUSINESS MACHINES               4.0

SALESFORCE.COM                                3.2

F5 NETWORKS                                   2.7

GOODRICH                                      2.3

VMWARE, CL A                                  2.1

LOCKHEED MARTIN                               2.0

BIOGEN IDEC                                   1.6

CITRIX SYSTEMS                                1.6

SAP, SP ADR                                   1.4

                    FUND SECTORS

SECTOR                                       % OF
                                           PORTFOLIO
INFORMATION TECHNOLOGY                       76.0%

HEALTH CARE                                  16.3

INDUSTRIAL                                    5.5

REGISTERED INVESTMENT COMPANY                 1.3

TELECOMMUNICATION SERVICES                    0.9

*     EXCLUDES SHORT-TERM SECURITIES.

NYSE ARCA TECH 100 INDEX FUND (UNAUDITED)

PERFORMANCE

For the semi-annual period ended January 31, 2011, HighMark NYSE Arca Tech 100 Index Fund (the "Fund") produced a total return of 22.47% (Class A Shares without load). In comparison, the Fund's benchmark, the NYSE Arca Tech 100 Index, returned 23.64% for the same period.

FACTORS AFFECTING PERFORMANCE

The Fund's reporting period was generally marked by improving economic conditions, with positive GDP growth and legislative action to extend the current level of taxation. Although lending action occurred in the banking sector and hiring began once again in the small business sector, high unemployment continued to weigh on economic recovery.

Fears of a double-dip recession that existed at the beginning of the Fund's reporting period subsided as the Federal Reserve instituted its Quantitative Easing Program, commonly known as QE2. The market rally that ensued had a brief pull-back in October over concerns about European sovereign debt, but the economy continued its rebound during the reporting period overall, with cyclical sectors and commodities performing particularly well due to continued demand.

The Fund is passively managed to its benchmark, the NYSE Arca Tech 100 Index, so performance differences between the Fund and its benchmark are primarily the result of fund expenses and investor capital flows. Because the Fund is passively managed, it makes no active industry or security-selection bets as an investment strategy; therefore, the Fund's performance reflects the NYSE Arca Tech 100 Index's exposure to various industries and the individual stocks in the index.

The Fund's 3.71% exposure to the life sciences tools and services sector provided a positive contribution of 1.23% to performance. The Fund's 12.71% exposure to communications equipment sector contributed 3.74% to performance.

The stocks that contributed most to performance include Apple Inc. in the technology sector and Cypress Semiconductor Corp. in the semiconductor sector. Agilent Technologies and Polycom Inc. also positively contributed to performance.

Tellabs Inc. and Cisco Systems Inc. in the telecommunications sector were top detractors from performance.

License Information

"Archipelago(R)", "ARCA(R)", "ARCAEX(R)", "NYSE(R)", "NYSE ARCASM" and "NYSE Arca Tech 100SM" are trademarks of the NYSE Group, Inc. and Archipelago Holdings, Inc. and have been licensed for use by HighMark Funds. NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, NYSE Arca Tech 100 Index Fund particularly or the ability of NYSE Arca Tech 100 Index to track general stock market performance.

ARCHIPELAGO HOLDINGS, INC. ("ARCA") MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO NYSE ARCA TECH 100 INDEX OR ANY DATA INCLUDED THEREIN. IN NO EVENT SHALL ARCA HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

24 HIGHMARK(R) FUNDS

HIGHMARK NYSE ARCA TECH 100 INDEX FUND
INVESTMENT OBJECTIVE

HIGHMARK NYSE ARCA TECH 100 INDEX FUND SEEKS TO PROVIDE LONG-TERM CAPITAL APPRECIATION.

[PHOTO OMITTED]

LEAD PORTFOLIO MANAGER
DONALD NESBITT
ZIEGLER CAPITAL MANAGEMENT, LLC

[PHOTO OMITTED]

PORTFOLIO MANAGER
MIKHAIL ALKHAZOV
ZIEGLER CAPITAL MANAGEMENT, LLC

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK NYSE ARCA TECH 100 INDEX FUND VERSUS THE NYSE ARCA TECH 100 INDEX AND THE MORNINGSTAR TECHNOLOGY CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

       HighMark NYSE Arca Tech 100                                      Morningstar
           Index Class A Shares       NYSE Arca Tech 100 Index++   Technology Category
       ----------------------------   --------------------------   -------------------
7/00              $9,450                        $10,000                 $10,000
7/01              $6,271                        $ 6,696                 $ 4,650
7/02              $4,094                        $ 4,414                 $ 2,543
7/03              $5,317                        $ 5,777                 $ 3,222
7/04              $5,997                        $ 6,565                 $ 3,389
7/05              $7,120                        $ 7,845                 $ 3,960
7/06              $6,762                        $ 7,493                 $ 3,856
7/07              $8,196                        $ 9,122                 $ 4,916
7/08              $7,687                        $ 8,583                 $ 4,398
7/09              $6,730                        $ 7,544                 $ 3,898
7/10              $7,818                        $ 8,763                 $ 4,532
1/11              $9,575                        $10,795                 $ 5,674

++ Indexes are unmanaged and do not incur fees, expenses or other costs.

--------------------------------------------------------------------------------------------------------------------------
                                                  ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED     GROSS      NET
                           SIX MONTH   ONE YEAR    3 YEAR        5 YEAR       10 YEAR       SINCE      EXPENSE    EXPENSE
                            RETURN      RETURN     RETURN        RETURN       RETURN      INCEPTION    RATIO++    RATIO++
--------------------------------------------------------------------------------------------------------------------------
Fiduciary Shares            22.70%      33.62%       8.76%+       4.58%+       1.36%+      11.08%+      1.00%     0.83%
--------------------------------------------------------------------------------------------------------------------------
Class A Shares              22.47%      33.24%       8.61%        4.49%        1.32%       11.05%       1.25%     1.08%
--------------------------------------------------------------------------------------------------------------------------
Class A Shares w/load*      15.74%      25.91%       6.58%        3.31%        0.75%       10.62%       1.25%     1.08%
--------------------------------------------------------------------------------------------------------------------------
Class B Shares              22.14%      32.47%       7.89%        3.75%        0.58%       10.36%+      1.75%     1.68%
--------------------------------------------------------------------------------------------------------------------------
Class B Shares w/load**     17.14%      27.47%       7.02%        3.41%        0.58%       10.36%+      1.75%     1.68%
--------------------------------------------------------------------------------------------------------------------------
Class C Shares              22.12%      32.48%       7.90%        3.76%        0.59%       10.47%+      1.75%     1.68%
--------------------------------------------------------------------------------------------------------------------------
Class C Shares w/load***    21.12%      31.48%       7.90%        3.76%        0.59%       10.47%+      1.75%     1.68%
--------------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

THE FUND'S INVESTMENT IN TECHNOLOGY-RELATED COMPANIES EXPOSES THE FUND TO RISKS ASSOCIATED WITH ECONOMIC CONDITIONS IN THE TECHNOLOGY MARKET TO A GREATER EXTENT THAN FUNDS NOT CONCENTRATED IN THE TECHNOLOGY SECTOR. DUE TO INTENSE GLOBAL COMPETITION, A LESS DIVERSIFIED PRODUCT LINE, AND OTHER FACTORS, COMPANIES THAT DEVELOP AND/OR RELY ON TECHNOLOGY COULD BECOME INCREASINGLY SENSITIVE TO DOWNSWINGS IN THE ECONOMY. IN THE PAST, SUCH COMPANIES HAVE ALSO EXPERIENCED VOLATILE SWINGS IN DEMAND FOR THEIR PRODUCTS AND SERVICES DUE TO CHANGING ECONOMIC CONDITIONS, RAPID TECHNOLOGICAL ADVANCES AND SHORTER PRODUCT LIFE SPANS.

  + The performance presented links the performance of Class A Shares from June 10, 1996 with the performance of Class B Shares on July 27, 1998, Class C Shares on May 8, 2000 and Fiduciary Shares on July 23, 2009. With respect to Class B and C Shares, Class A Share performance has been adjusted for the maximum contingent deferred sales charge ("CDSC") applicable to Class B and C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown. With respect to Fiduciary Shares, Class A Share performance has been adjusted by removing the sales charge applicable to Class A Shares because Class A Shares bear a sales charge while Fiduciary Shares do not bear a sales charge, but the performance otherwise has not been adjusted to reflect the fees and expenses applicable to Fiduciary Shares; with those adjustments, performance would be higher than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2010 and ending on November 30, 2011. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 25

                  TOP TEN HOLDINGS

COMPANY*                                     % OF
                                          PORTFOLIO
EXTRA SPACE STORAGE REIT                      2.4%

AMERICAN SCIENCE & ENGINEERING                2.0

WEBSTER FINANCIAL                             2.0

BENCHMARK ELECTRONICS                         1.8

COLUMBIA SPORTSWEAR                           1.7

MANHATTAN ASSOCIATES                          1.7

SOVRAN SELF STORAGE REIT                      1.6

GOODRICH PETROLEUM                            1.6

TELETECH HOLDINGS                             1.6

SYNTEL                                        1.5

                    FUND SECTORS

SECTOR                                       % OF
                                           PORTFOLIO
INFORMATION TECHNOLOGY                       20.4%

FINANCIALS                                   19.3

INDUSTRIAL                                   15.3

HEALTH CARE                                  13.8

CONSUMER DISCRETIONARY                       11.4

ENERGY                                        6.9

REPURCHASE AGREEMENT                          4.2

MATERIALS                                     3.5

CONSUMER STAPLES                              2.4

TELECOMMUNICATION SERVICES                    1.5

UTILITIES                                     1.3

*     EXCLUDES SHORT-TERM SECURITIES.

SMALL CAP ADVANTAGE FUND (UNAUDITED)

PERFORMANCE

For the semi-annual period ended January 31, 2011, HighMark Small Cap Advantage Fund (the "Fund") produced a total return of 26.62% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged Russell 2000 Index, returned 20.75% for the same period.

FACTORS AFFECTING PERFORMANCE

The Fund's reporting period was generally marked by improving economic conditions, with positive GDP growth and legislative action to extend the current level of taxation. Although lending action occurred in the banking sector and hiring began once again in the small business sector, high unemployment continued to weigh on economic recovery.

Fears of a double-dip recession that existed at the beginning of the Fund's reporting period subsided as the Federal Reserve instituted its Quantitative Easing Program, commonly known as QE2. The market rally that ensued had a brief pull-back in October over concerns about European sovereign debt, but the economy continued its rebound during the reporting period overall, with cyclical sectors and commodities performing particularly well due to continued demand.

As is typical for the Fund's portfolio, performance contribution from the overweighting and underweighting of industry sectors was marginal, contributing 0.3% to performance. The Fund's overweight to the information technology sector accounted for most of that performance.

Specific stocks that contributed to performance include Intermune in the pharmaceutical sector, Verifone Systems in the consumer goods sector and Tibco Software in the software sector.

Specific stocks that detracted from performance include Savient Pharmaceuticals in the pharmaceutical sector and Sketchers in the consumer discretionary sector. Despite these slight drags on performance, the Fund outperformed its benchmark for the reporting period.

26 HIGHMARK(R) FUNDS

HIGHMARK SMALL CAP ADVANTAGE FUND
INVESTMENT OBJECTIVE

HIGHMARK SMALL CAP ADVANTAGE FUND SEEKS TO PROVIDE LONG-TERM CAPITAL
APPRECIATION.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER
DEREK IZUEL
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK SMALL CAP ADVANTAGE FUND VERSUS THE RUSSELL 2000 INDEX AND THE MORNINGSTAR SMALL VALUE CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

       HighMark Small Cap Advantage   HighMark Small Cap Advantage   Morningstar Small
           Fund Fiduciary Shares          Fund Class A Shares         Value Category     Russell 2000 Index+
       ----------------------------   ----------------------------   -----------------   -------------------
3/07            $10,000                         $9,452                    $10,000              $10,000
7/07            $ 9,415                         $8,894                    $ 9,842              $ 9,861
7/08            $ 8,334                         $7,850                    $ 8,673              $ 9,199
7/09            $ 6,009                         $5,646                    $ 7,137              $ 7,293
7/10            $ 7,410                         $6,936                    $ 8,653              $ 8,637
1/11            $ 9,383                         $8,773                    $10,318              $10,646

+ Indexes are unmanaged and do not incur fees, expenses or other costs.

------------------------------------------------------------------------------------------------
                                                  ANNUALIZED   ANNUALIZED    GROSS       NET
                           SIX MONTH   ONE YEAR    3 YEAR        SINCE      EXPENSE    EXPENSE
                            RETURN      RETURN     RETURN       INCEPTION    RATIO++    RATIO++
------------------------------------------------------------------------------------------------
Fiduciary Shares            26.62%      40.75%      4.97%        -1.61%      1.79%      1.37%
------------------------------------------------------------------------------------------------
Class A Shares              26.47%      40.34%      4.67%        -1.89%      2.04%      1.62%
------------------------------------------------------------------------------------------------
Class A Shares w/load*      19.53%      32.61%      2.72%        -3.29%      2.04%      1.62%
------------------------------------------------------------------------------------------------
Class C Shares              26.09%      39.53%      3.87%        -2.56%      2.54%      2.22%
------------------------------------------------------------------------------------------------
Class C Shares w/load**     25.09%      38.53%      3.87%        -2.56%      2.54%      2.22%
------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

IN ADDITION TO THE NORMAL RISKS ASSOCIATED WITH EQUITY INVESTING, INVESTING IN SMALL CAP COMPANIES MAY INVOLVE ADDITIONAL RISK BECAUSE, AS SMALL CAP COMPANIES ARE FREQUENTLY IN THE EARLY STAGES OF GROWTH, THEIR STOCKS TEND TO FLUCTUATE IN VALUE.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2010 and ending on November 30, 2011. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

 *    Reflects 5.50% front-end sales charge.

**    Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 27

                      TOP TEN HOLDINGS+

COMPANY*                                            % OF
                                                  PORTFOLIO
PAR PHARMACEUTICAL                                   1.5%

UNIVERSAL AMERICAN FINANCIAL                         1.5

DELUXE                                               1.4

EN PRO INDUSTRIES                                    1.4

NEWMARKET                                            1.4

EL PASO ELECTRIC                                     1.3

ATWOOD OCEANICS                                      1.3

STAGE STORES                                         1.2

NACCO INDUSTRIES, CL A                               1.2

ROCK-TENN, CL A                                      1.2

                        FUND SECTORS+

SECTOR                                              % OF
                                                  PORTFOLIO
FINANCIALS                                          30.8%

INDUSTRIAL                                          14.3

INFORMATION TECHNOLOGY                              13.0

CONSUMER DISCRETIONARY                              11.2

HEALTH CARE                                          8.3

MATERIALS                                            5.4

ENERGY                                               5.2

UTILITIES                                            5.1

CONSUMER STAPLES                                     4.1

TELECOMMUNICATION SERVICES                           1.3

REPURCHASE AGREEMENT                                 1.3

*     EXCLUDES SHORT-TERM SECURITIES.

+ EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

SMALL CAP VALUE FUND (UNAUDITED)

PERFORMANCE

For the semi-annual period ended January 31, 2011, HighMark Small Cap Value Fund (the "Fund") produced a total return of 18.55% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged Russell 2000 Value Index, returned 18.21% for the same period.

FACTORS AFFECTING PERFORMANCE

The Fund's reporting period was generally marked by improving economic conditions, with positive GDP growth and legislative action to extend the current level of taxation. Although lending action occurred in the banking sector and hiring began once again in the small business sector, high unemployment continued to weigh on economic recovery.

The small cap sector as a whole outperformed during the reporting period and led the market due to improvements in earnings in the space. However, higher multiple names outperformed all others, causing the value space to trail growth for the period.

The Fund benefited from overweighting in the technology, health care and consumer staples sectors. Increase weight in financials, especially in the insurance sector, also contributed to the Fund's performance. EastWest Bancorp, CNA, Assurity and Safety Insurance are examples of the top performance contributor in the financials and insurance sectors. Skilled Healthcare in the health care sector was also a big contributor to the Fund's performance.

Sectors that detracted from performance include materials and industrials. Specifically, PAM Transportation Services in the industrials space negatively impacted performance, as did Radio Shack in the consumer discretionary sector.

The Fund outperformed its benchmark for the reporting period.

28 HIGHMARK(R) FUNDS

HIGHMARK SMALL CAP VALUE FUND
INVESTMENT OBJECTIVE

HIGHMARK SMALL CAP VALUE FUND SEEKS TO PROVIDE LONG-TERM CAPITAL APPRECIATION.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER (1)
JOSEF LAKONISHOK
LSV ASSET MANAGEMENT

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK SMALL CAP VALUE FUND VERSUS THE RUSSELL 2000 VALUE INDEX AND THE MORNINGSTAR SMALL VALUE CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

       HighMark Small Cap Value Fund   HighMark Small Cap Value Fund   Morningstar Small
             Fiduciary Shares                  Class A Shares            Value Category    Russell 2000 Value Index++
       -----------------------------   -----------------------------   -----------------   --------------------------
7/00             $10,000                         $ 9,450                   $10,000                  $10,000
7/01             $ 9,720                         $ 9,157                   $12,645                  $12,375
7/02             $ 9,730                         $ 9,141                   $11,994                  $11,693
7/03             $11,723                         $10,984                   $14,010                  $13,870
7/04             $14,152                         $13,229                   $17,183                  $17,037
7/05             $18,271                         $17,036                   $21,391                  $21,589
7/06             $18,269                         $17,000                   $22,187                  $23,085
7/07             $19,517                         $18,119                   $24,692                  $24,856
7/08             $16,456                         $15,232                   $21,791                  $22,383
7/09             $13,975                         $12,905                   $17,932                  $17,756
7/10             $17,498                         $16,122                   $21,742                  $21,029
1/11             $20,744                         $19,077                   $25,925                  $24,858

++ Indexes are unmanaged and do not incur fees, expenses or other costs.

--------------------------------------------------------------------------------------------------------------------------
                                                   ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS       NET
                            SIX MONTH   ONE YEAR     3 YEAR       5 YEAR       10 YEAR       SINCE     EXPENSE    EXPENSE
                              RETURN     RETURN      RETURN       RETURN       RETURN      INCEPTION   RATIO++    RATIO++
--------------------------------------------------------------------------------------------------------------------------
Fiduciary Shares              18.55%     31.56%       6.68%        2.14%        7.64%        9.38%       1.66%     1.37%
--------------------------------------------------------------------------------------------------------------------------
Class A Shares                18.33%     31.22%       6.39%        1.88%        7.37%        9.09%       1.91%     1.62%
--------------------------------------------------------------------------------------------------------------------------
Class A Shares w/load*        11.86%     23.99%       4.40%        0.73%        6.77%        8.59%       1.91%     1.62%
--------------------------------------------------------------------------------------------------------------------------
Class B Shares                17.97%     30.35%       5.75%        1.24%        6.68%        8.42%       2.41%     2.22%
--------------------------------------------------------------------------------------------------------------------------
Class B Shares w/load**       12.97%     25.35%       4.85%        0.96%        6.68%        8.42%       2.41%     2.22%
--------------------------------------------------------------------------------------------------------------------------
Class C Shares                17.93%     30.39%       5.77%        1.26%        6.69%        8.53%+      2.41%     2.22%
--------------------------------------------------------------------------------------------------------------------------
Class C Shares w/load***      16.93%     29.39%       5.77%        1.26%        6.69%        8.53%+      2.41%     2.22%
--------------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

IN ADDITION TO THE NORMAL RISKS ASSOCIATED WITH EQUITY INVESTING, INVESTING IN SMALL CAP COMPANIES MAY INVOLVE ADDITIONAL RISK BECAUSE, AS SMALL CAP COMPANIES ARE FREQUENTLY IN THE EARLY STAGES OF GROWTH, THEIR STOCKS TEND TO FLUCTUATE IN VALUE.

  + The performance presented links the performance of Fiduciary Shares from September 17, 1998 with the performance of Class C Shares on November 30, 1999. Fiduciary Shares performance has been adjusted for the contingent deferred sales charge ("CDSC") applicable to Class C Shares but does not reflect the higher Rule 12b-1 fees and expenses applicable to this Class. With these adjustments, performance would be lower than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2010 and ending on November 30, 2011. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

(1) The portfolio management team also includes: Menno Vermeulen, co-portfolio manager, and Puneet Mansharamani, co-portfolio manager.

                                                            HIGHMARK(R) FUNDS 29

                      TOP TEN HOLDINGS

COMPANY*                                            % OF
                                                  PORTFOLIO
MICROSOFT                                            4.3%

GENERAL ELECTRIC                                     4.0

JPMORGAN CHASE                                       3.8

WELLS FARGO                                          3.0

WAL-MART STORES                                      2.9

INTERNATIONAL BUSINESS MACHINES                      2.8

ROYAL DUTCH SHELL PLC ADR                            2.5

CHEVRON                                              2.3

MARATHON OIL                                         2.3

MERCK                                                2.2

                        FUND SECTORS

SECTOR                                              % OF
                                                  PORTFOLIO
INDUSTRIAL                                          16.7%

INFORMATION TECHNOLOGY                              16.3

FINANCIALS                                          15.8

CONSUMER STAPLES                                    14.5

ENERGY                                              13.3

CONSUMER DISCRETIONARY                               9.9

HEALTH CARE                                          7.8

MATERIALS                                            3.2

REGISTERED INVESTMENT COMPANY                        1.8

UTILITIES                                            0.7

*     EXCLUDES SHORT-TERM SECURITIES.

VALUE MOMENTUM FUND (UNAUDITED)

PERFORMANCE

For the semi-annual period ended January 31, 2011, HighMark Value Momentum Fund (the "Fund") produced a total return of 18.91% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged S&P 500 Index, returned 17.93% for the same period.

FACTORS AFFECTING PERFORMANCE

The Fund's reporting period was generally marked by improving economic conditions, with positive GDP growth and legislative action to extend the current level of taxation. Although lending action occurred in the banking sector and hiring began once again in the small business sector, high unemployment continued to weigh on economic recovery.

Fears of a double-dip recession that existed at the beginning of the Fund's reporting period subsided as the Federal Reserve instituted its Quantitative Easing Program, commonly known as QE2. The market rally that ensued had a brief pull-back in October over concerns about European sovereign debt, but the economy continued its rebound during the reporting period overall, with cyclical sectors and commodities performing particularly well due to continued demand.

Sectors that positively contributed to performance are consumer staples, health care and industrials. Specific stocks that contributed to performance include Walgreens in consumer staples and Weyerhaeuser in industrials.

The information technology sector was the top detractor from performance. The Fund's strategy of owning shares of Microsoft and not owning a position in Apple Inc. was the main reason for this underperformance. Despite this, the Fund outperformed its benchmark for the reporting period.

30 HIGHMARK(R) FUNDS

HIGHMARK VALUE MOMENTUM FUND
INVESTMENT OBJECTIVE

HIGHMARK VALUE MOMENTUM FUND SEEKS LONG-TERM CAPITAL GROWTH WITH A SECONDARY OBJECTIVE OF CURRENT INCOME.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER
KEITH STRIBLING
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER
TODD LOWENSTEIN
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK VALUE MOMENTUM FUND VERSUS THE S&P 500 INDEX, RUSSELL 1000 VALUE INDEX AND THE MORNINGSTAR LARGE VALUE CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

       HighMark Value Momentum Fund   HighMark Value Momentum Fund   Morningstar Large    Russell 1000
             Fiduciary Shares               Class A Shares             Value Category    Value Index++   S&P 500 Index++
       ----------------------------   ----------------------------   -----------------   -------------   ---------------
7/00             $10,000                         $ 9,450                  $10,000           $10,000          $10,000
7/01             $ 9,945                         $ 9,374                  $11,017           $10,874          $ 8,567
7/02             $ 7,950                         $ 7,476                  $ 8,926           $ 8,999          $ 6,543
7/03             $ 8,744                         $ 8,204                  $ 9,684           $ 9,967          $ 7,240
7/04             $10,117                         $ 9,464                  $11,164           $11,729          $ 8,193
7/05             $11,833                         $11,040                  $12,928           $13,961          $ 9,344
7/06             $12,936                         $12,041                  $13,990           $15,578          $ 9,847
7/07             $15,055                         $13,977                  $15,990           $17,679          $11,435
7/08             $13,099                         $12,129                  $13,589           $15,000          $10,167
7/09             $10,072                         $ 9,303                  $10,851           $11,559          $ 8,138
7/10             $11,425                         $10,529                  $12,234           $13,338          $ 9,264
1/11             $13,585                         $12,500                  $14,255           $15,552          $10,925

++ Indexes are unmanaged and do not incur fees, expenses or other costs.

--------------------------------------------------------------------------------------------------------------------------
                                                   ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS       NET
                            SIX MONTH   ONE YEAR     3 YEAR       5 YEAR       10 YEAR       SINCE     EXPENSE    EXPENSE
                              RETURN     RETURN      RETURN       RETURN       RETURN      INCEPTION   RATIO++    RATIO++
--------------------------------------------------------------------------------------------------------------------------
Fiduciary Shares              18.91%     21.08%      -1.95%        1.47%        2.43%        8.99%       1.11%     1.02%
--------------------------------------------------------------------------------------------------------------------------
Class A Shares                18.72%     20.72%      -2.21%        1.20%        2.17%        8.78%+      1.36%     1.27%
--------------------------------------------------------------------------------------------------------------------------
Class A Shares w/load*        12.22%     14.11%      -4.04%        0.06%        1.60%        8.47%+      1.36%     1.27%
--------------------------------------------------------------------------------------------------------------------------
Class B Shares                18.40%     20.01%      -2.77%        0.61%        1.54%        8.36%+      1.86%     1.86%
--------------------------------------------------------------------------------------------------------------------------
Class B Shares w/load**       13.40%     15.01%      -3.65%        0.34%        1.54%        8.36%+      1.86%     1.86%
--------------------------------------------------------------------------------------------------------------------------
Class C Shares                18.42%     20.05%      -2.75%        0.61%        1.54%        8.45%+      1.86%     1.86%
--------------------------------------------------------------------------------------------------------------------------
Class C Shares w/load***      17.42%     19.05%      -2.75%        0.61%        1.54%        8.45%+      1.86%     1.86%
--------------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. PERFORMANCE PRESENTED FROM FEBRUARY 1, 1991 (COMMENCEMENT OF INVESTMENT OPERATIONS OF FIDUCIARY SHARES) TO APRIL 25, 1997 AND APRIL 2, 1992 (COMMENCEMENT OF INVESTMENT OPERATIONS OF CLASS A SHARES) TO APRIL 25, 1997 REFLECTS THE PERFORMANCE OF STEPSTONE VALUE MOMENTUM FUND, THE PREDECESSOR TO HIGHMARK BALANCED FUND. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

  + The performance presented links the performance of Fiduciary Shares from February 1, 1991 with the performance of Class A Shares on April 2, 1992, Class B Shares on February 2, 1998 and Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge/contingent deferred sales charge ("CDSC") applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2010 and ending on November 30, 2011. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 31

                            FUND SECTORS

SECTOR                                                       % OF
                                                          PORTFOLIO
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES           82.6%

EQUITY REGISTERED INVESTMENT COMPANIES                       7.3

AFFILIATED FIXED INCOME REGISTERED INVESTMENT COMPANIES      6.4

REPURCHASE AGREEMENT                                         2.4

FIXED INCOME REGISTERED INVESTMENT COMPANY                   1.3

CAPITAL GROWTH ALLOCATION FUND (UNAUDITED)

PERFORMANCE

For the semi-annual period ended January 31, 2011, HighMark Capital Growth Allocation Fund (the "Fund") produced a total return of 16.99% (Class A Shares without load). In comparison, the Fund's benchmark of an 80/15/5% blend of the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index, and the Citigroup Bond 3-Month Treasury Bill Index returned 14.38% over the same time period

FACTORS AFFECTING PERFORMANCE

Global equities continued to rise strongly during the semi-annual period, with the S&P 500 Index returning 9.87%, international stocks (MSCI EAFE) returning 16.10%, and emerging market equities (MSCI EM) returning 12.88%. Growth stocks outperformed value stocks during the period. The Russell 1000 Growth Index (20.96%), Russell Mid Cap Growth Index (23.25%) and Russell 2000 Growth Index (23.25%) outperformed their value counterparts by at least 400 basis points each. Bonds were flat, with the Barclays Capital U.S. Aggregate Bond Index returning 0.20%. However, high-yield bonds posted an impressive return of 8.72% for the six-month time frame.

The Fund maintained a tactical asset allocation that was overweight in global equities and underweight in bonds. The overweight position in domestic equities and the underweight position in developed international stocks, bonds, and cash contributed significantly to the outperformance of the underlying funds versus their benchmarks. There was no appreciable change in the tactical allocations. HighMark NYSE Arca Tech 100 Index Fund was added in the fourth quarter of 2010. The underlying funds maintained tactical overweight exposures to small-cap stocks, emerging market equities, technology and industrials.

The Fund benefited from an overweight to U.S. equities, technology, and industrials. The Fund's slight overweights to large value stocks and emerging markets stocks hurt overall performance. Within the fixed income allocation, benefits were derived from holding funds that have maintained a shorter duration than their benchmarks and from an overweight to high-yield bonds.

All of the underlying equity funds held in the portfolio during the semi-annual period had positive returns. The positions in HighMark Large Cap Value Fund, HighMark Value Momentum Fund, HighMark Geneva Mid Cap Growth Fund, HighMark Geneva Small Cap Growth Fund, HighMark Small Cap Advantage Fund, HighMark Small Cap Value Fund, HighMark Cognitive Value Fund, HighMark Enhanced Growth Fund, HighMark International Opportunities Fund, JPMorgan Small Cap Growth Fund, Lazard Emerging Markets Equity Portfolio, Morgan Stanley Institutional Fund - U.S. Real Estate Portfolio and Fidelity Advisor Industrials Fund all outperformed their benchmarks. HighMark Core Equity Fund, HighMark Fundamental Equity Fund, HighMark Large Cap Growth Fund and HighMark NYSE Arca Tech 100 Index Fund underperformed their benchmarks.

Bonds were flat during the semi-annual period, with the Barclays Capital U.S. Aggregate Bond Index returning 0.20%. The underlying bond fund holdings, HighMark Bond Fund, HighMark Short Term Bond Fund and Eaton Vance Income Fund of Boston, all outperformed their benchmarks.

32 HIGHMARK(R) FUNDS

HIGHMARK CAPITAL GROWTH ALLOCATION FUND
INVESTMENT OBJECTIVE

HIGHMARK CAPITAL GROWTH ALLOCATION FUND PRIMARILY SEEKS CAPITAL APPRECIATION.

[PHOTO OMITTED]

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK CAPITAL GROWTH ALLOCATION FUND VERSUS THE S&P 500 INDEX; THE BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX; THE CITIGROUP BOND 3-MONTH TREASURY BILL INDEX; AN UNMANAGED BLENDED INDEX OF 80% S&P 500 INDEX, 15% BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX AND 5% CITIGROUP BOND 3-MONTH TREASURY BILL INDEX AND THE MORNINGSTAR LARGE BLEND CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

             HighMark Capital                          80/15/5 Hybrid of                     Barclays Capital    Citigroup Bond
          Growth Allocation Fund   Morningstar Large     the following                        U.S. Aggregate    3-Month Treasury
              Class A Shares         Blend Category         indexes:       S&P 500 Index++     Bond Index++       Bill Index++
          ----------------------   -----------------   -----------------   ---------------   ----------------   ----------------
10/04            $ 9,450                $10,000             $10,000            $10,000           $10,000            $10,000
 7/05            $10,511                $11,268             $10,974            $11,159           $10,226            $10,192
 7/06            $11,071                $11,827             $11,495            $11,759           $10,375            $10,613
 7/07            $12,643                $13,697             $13,101            $13,656           $10,954            $11,150
 7/08            $11,276                $12,219             $12,074            $12,142           $11,628            $11,490
 7/09            $ 9,282                $ 9,812             $10,293            $ 9,718           $12,541            $11,565
 7/10            $10,567                $11,046             $11,572            $11,063           $13,658            $11,579
 1/11            $12,362                $12,957             $13,235            $13,047           $13,685            $11,588

++ Indexes are unmanaged and do not incur fees, expenses or other costs.

------------------------------------------------------------------------------------------------------------
                                                   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                            SIX MONTH   ONE YEAR     3 YEAR       5 YEAR        SINCE     EXPENSE   EXPENSE
                             RETURN      RETURN      RETURN       RETURN      INCEPTION   RATIO++   RATIO++
------------------------------------------------------------------------------------------------------------
Fiduciary Shares             17.12%      22.89%       1.57%       2.31%+       4.54%+      1.96%     1.37%
------------------------------------------------------------------------------------------------------------
Class A Shares               16.99%      22.55%       1.31%       2.08%        4.35%       2.21%     1.62%
------------------------------------------------------------------------------------------------------------
Class A Shares w/load*       10.56%      15.78%      -0.58%       0.93%        3.42%       2.21%     1.62%
------------------------------------------------------------------------------------------------------------
Class C Shares               16.57%      21.69%       0.60%       1.38%        3.62%       2.71%     2.32%
------------------------------------------------------------------------------------------------------------
Class C Shares w/load**      15.57%      20.69%       0.60%       1.38%        3.62%       2.71%     2.32%
------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

THE FUND IS STRUCTURED AS A FUND-OF-FUNDS AND IS SUBJECT TO THE SAME RISKS AS THE UNDERLYING FUNDS IN WHICH IT INVESTS. IN ADDITION, THE FUND INDIRECTLY PAYS A PORTION OF THE EXPENSES INCURRED BY THE UNDERLYING FUNDS. THE VALUE OF THE FUND WILL FLUCTUATE IN RESPONSE TO CHANGES IN THE SHARE PRICES OF THE INVESTMENTS THAT IT OWNS. THERE IS NO GUARANTEE THAT THE FUND'S PRINCIPAL VALUE WILL INCREASE. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

 + The performance presented links the performance of Class A Shares from October 12, 2004 with performance of Fiduciary Shares which commenced investment operations on November 15, 2006. Class A Share performance has been adjusted by removing the sales charge applicable to Class A Shares because Class A Shares bear a sales charge while Fiduciary Shares do not bear a sales charge, but the performance otherwise has not been adjusted to reflect the fees and expenses applicable to Fiduciary Shares. With those adjustments, performance would be higher than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2010 and ending on November 30, 2011. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

 *    Reflects 5.50% front-end sales charge.

**    Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 33

                           FUND SECTORS

SECTOR                                                      % OF
                                                          PORTFOLIO
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES           91.1%

EQUITY REGISTERED INVESTMENT COMPANIES                       8.6

AFFILIATED MONEY MARKET REGISTERED INVESTMENT COMPANY        0.3

DIVERSIFIED EQUITY ALLOCATION FUND (UNAUDITED)

PERFORMANCE

For the semi-annual period ended January 31, 2011, HighMark Diversified Equity Allocation Fund (the "Fund") produced a total return of 18.38% (Class A Shares without load). In comparison, the Fund's benchmark, the S&P 500 Index, returned 17.93% over the same time period.

FACTORS AFFECTING PERFORMANCE

Global equities continued to rise strongly during the semi-annual period, with the S&P 500 Index returning 9.87%, international stocks (MSCI EAFE) returning 16.10%, and emerging market equities (MSCI EM) returning 12.88%. Growth stocks outperformed value stocks during the period. The Russell 1000 Growth Index (20.96%), Russell Mid Cap Growth Index (23.25%) and Russell 2000 Growth Index (23.25%) outperformed their value counterparts by at least 400 basis points each.

The Fund maintained an overweight position in domestic equities and the underweight position in developed international stocks and cash which contributed significantly to the outperformance of the underlying funds versus their benchmarks. There was no appreciable change in the tactical allocations. HighMark NYSE Arca Tech 100 Index Fund was added in the fourth quarter of 2010. The underlying funds maintained tactical overweight exposures to small-cap stocks, emerging market equities, technology and industrials.

The Fund benefited from an overweight to U.S. equities, technology, and industrials. The Fund's slight overweights to large value stocks and emerging markets stocks hurt overall performance.

All of the underlying equity funds held in the portfolio during the semi-annual period had positive returns. The positions in HighMark Large Cap Value Fund, HighMark Value Momentum Fund, HighMark Geneva Mid Cap Growth Fund, HighMark Geneva Small Cap Growth Fund, HighMark Small Cap Advantage Fund, HighMark Small Cap Value Fund, HighMark Cognitive Value Fund, HighMark Enhanced Growth Fund, HighMark International Opportunities Fund, JPMorgan Small Cap Growth Fund, Lazard Emerging Markets Equity Portfolio, Morgan Stanley Institutional Fund - U.S. Real Estate Portfolio and Fidelity Advisor Industrials Fund all outperformed their benchmarks. HighMark Core Equity Fund, HighMark Fundamental Equity Fund, HighMark Large Cap Growth Fund and HighMark NYSE Arca Tech 100 Index Fund underperformed their benchmarks.

34 HIGHMARK(R) FUNDS

HIGHMARK DIVERSIFIED EQUITY ALLOCATION FUND
INVESTMENT OBJECTIVE

HIGHMARK DIVERSIFIED EQUITY ALLOCATION FUND SEEKS CAPITAL APPRECIATION.

[PHOTO OMITTED]

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK DIVERSIFIED EQUITY ALLOCATION FUND VERSUS THE S&P 500 INDEX AND THE MORNINGSTAR LARGE BLEND CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

           HighMark Diversified
          Equity Allocation Fund   Morningstar Large
              Class A Shares         Blend Category    S&P 500 Index+
          ----------------------   -----------------   --------------
11/06             $ 9,450               $10,000           $10,000
7/07              $10,010               $10,612           $10,549
7/08              $ 8,757               $ 9,466           $ 9,379
7/09              $ 7,013               $ 7,601           $ 7,507
7/10              $ 8,035               $ 8,557           $ 8,546
1/11              $ 9,512               $10,038           $10,078

+ Indexes are unmanaged and do not incur fees, expenses or other costs.

-----------------------------------------------------------------------------------------------
                                                   ANNUALIZED   ANNUALIZED    GROSS      NET
                            SIX MONTH   ONE YEAR     3 YEAR       SINCE      EXPENSE   EXPENSE
                             RETURN      RETURN      RETURN     INCEPTION    RATIO++   RATIO++
-----------------------------------------------------------------------------------------------
Fiduciary Shares             18.49%      24.47%       0.88%        0.37%      2.87%     1.40%
-----------------------------------------------------------------------------------------------
Class A Shares               18.38%      24.22%       0.70%        0.16%      3.12%     1.65%
-----------------------------------------------------------------------------------------------
Class A Shares w/load*       11.86%      17.35%      -1.19%       -1.18%      3.12%     1.65%
-----------------------------------------------------------------------------------------------
Class C Shares               17.91%      23.33%      -0.01%       -0.56%      3.62%     2.35%
-----------------------------------------------------------------------------------------------
Class C Shares w/load**      16.91%      22.33%      -0.01%       -0.56%      3.62%     2.35%
-----------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

THE FUND IS STRUCTURED AS A FUND-OF-FUNDS AND IS SUBJECT TO THE SAME RISKS AS THE UNDERLYING FUNDS IN WHICH IT INVESTS. IN ADDITION, THE FUND INDIRECTLY PAYS A PORTION OF THE EXPENSES INCURRED BY THE UNDERLYING FUNDS. THE VALUE OF THE FUND WILL FLUCTUATE IN RESPONSE TO CHANGES IN THE SHARE PRICES OF THE INVESTMENTS THAT IT OWNS. THERE IS NO GUARANTEE THAT THE FUND'S PRINCIPAL VALUE WILL INCREASE. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2010 and ending on November 30, 2011. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

 *    Reflects 5.50% front-end sales charge.

**    Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 35

                        FUND SECTORS

SECTOR                                             % OF
                                                  PORTFOLIO
AFFILIATED EQUITY REGISTERED
   INVESTMENT COMPANIES                            64.2%

AFFILIATED FIXED INCOME REGISTERED
   INVESTMENT COMPANIES                            23.0

EQUITY REGISTERED INVESTMENT
   COMPANIES                                        5.6

REPURCHASE AGREEMENT                                4.6

FIXED INCOME REGISTERED
   INVESTMENT COMPANY                               2.6

GROWTH & INCOME ALLOCATION FUND (UNAUDITED)

PERFORMANCE

For the semi-annual period ended January 31, 2011, HighMark Growth & Income Allocation Fund (the "Fund") produced a total return of 13.46% (Class A Shares without load). In comparison, the Fund's benchmark of a 60/35/5% blend of the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index, and the Citigroup Bond 3-Month Treasury Bill Index, respectively, returned 10.83% over the same time period

FACTORS AFFECTING PERFORMANCE

Global equities continued to rise strongly during the semi-annual period, with the S&P 500 Index returning 9.87%, international stocks (MSCI EAFE) returning 16.10%, and emerging market equities (MSCI EM) returning 12.88%. Growth stocks outperformed value stocks during the period. The Russell 1000 Growth Index (20.96%), Russell Mid Cap Growth Index (23.25%) and Russell 2000 Growth Index (23.25%) outperformed their value counterparts by at least 400 basis points each. Bonds were flat, with the Barclays Capital U.S. Aggregate Bond Index returning 0.20%. However, high-yield bonds posted an impressive return of 8.72% for the six-month time frame.

The Fund maintained a tactical asset allocation that was overweight in global equities and underweight in bonds. The overweight position in domestic equities and the underweight position in developed international stocks, bonds, and cash contributed significantly to the outperformance of the underlying funds versus their benchmarks. There was no appreciable change in the tactical allocations. HighMark NYSE Arca Tech 100 Index Fund was added in the fourth quarter of 2010. The underlying funds maintained tactical overweight exposures to small-cap stocks, emerging market equities, technology and industrials.

The Fund benefited from an overweight to U.S. equities, technology, and industrials. The Fund's slight overweights to large value stocks and emerging markets stocks hurt overall performance. Within the fixed income allocation, benefits were derived from holding funds that have maintained a shorter duration than their benchmarks and from an overweight to high-yield bonds.

All of the underlying equity funds held in the portfolio during the semi-annual period had positive returns. The positions in HighMark Large Cap Value Fund, HighMark Value Momentum Fund, HighMark Geneva Mid Cap Growth Fund, HighMark Geneva Small Cap Growth Fund, HighMark Small Cap Advantage Fund, HighMark Small Cap Value Fund, HighMark Cognitive Value Fund, HighMark Enhanced Growth Fund, HighMark International Opportunities Fund, JPMorgan Small Cap Growth Fund, Lazard Emerging Markets Equity Portfolio, Morgan Stanley Institutional Fund - U.S. Real Estate Portfolio and Fidelity Advisor Industrials Fund all outperformed their benchmarks. HighMark Core Equity Fund, HighMark Fundamental Equity Fund, HighMark Large Cap Growth Fund and HighMark NYSE Arca Tech 100 Index Fund underperformed their benchmarks.

Bonds were flat during the semi-annual period, with the Barclays Capital U.S. Aggregate Bond Index returning 0.20%. The underlying bond fund holdings, HighMark Bond Fund, HighMark Short Term Bond Fund and Eaton Vance Income Fund of Boston, all outperformed their benchmarks.

36 HIGHMARK(R) FUNDS

HIGHMARK GROWTH & INCOME ALLOCATION FUND
INVESTMENT OBJECTIVE

HIGHMARK GROWTH & INCOME ALLOCATION FUND SEEKS CAPITAL APPRECIATION AND INCOME.

[PHOTO OMITTED]

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK GROWTH & INCOME ALLOCATION FUND VERSUS THE S&P 500 INDEX; THE BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX; THE CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX; AN UNMANAGED BLENDED INDEX OF 60% S&P 500 INDEX, 35% BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX AND 5% CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX AND THE MORNINGSTAR MODERATE ALLOCATION CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

            HighMark Growth &          Morningstar       60/35/5 Hybrid of                     Barclays Capital   Citigroup 3-Month
          Income Allocation Fund   Moderate Allocation     the following                        U.S. Aggregate      U.S. Treasury
              Class A Shares             Category            indexes:        S&P 500 Index++     Bond Index++       Bill Index++
          ----------------------   -------------------   -----------------   ---------------   ----------------   -----------------
10/04              $ 9,450               $10,000              $10,000            $10,000            $10,000            $10,000
 7/05              $10,286               $10,992              $10,792            $11,159            $10,226            $10,192
 7/06              $10,740               $11,534              $11,223            $11,759            $10,375            $10,613
 7/07              $12,039               $12,953              $12,554            $13,656            $10,952            $11,150
 7/08              $11,146               $12,155              $11,997            $12,142            $11,626            $11,490
 7/09              $ 9,776               $10,723              $10,889            $ 9,718            $12,538            $11,565
 7/10              $11,008               $11,998              $12,134            $11,063            $13,656            $11,579
 1/11              $12,490               $13,354              $13,448            $13,047            $13,683            $11,588

++ Indexes are unmanaged and do not incur fees, expenses or other costs.

-------------------------------------------------------------------------------------------------------------
                                                   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                            SIX MONTH   ONE YEAR     3 YEAR       5 YEAR       SINCE      EXPENSE   EXPENSE
                             RETURN      RETURN      RETURN       RETURN      INCEPTION    RATIO++   RATIO++
-------------------------------------------------------------------------------------------------------------
Fiduciary Shares             13.66%      18.92%      2.74%         3.18%+       4.70%+       1.83%    1.30%
-------------------------------------------------------------------------------------------------------------
Class A Shares               13.46%      18.64%      2.48%         2.96%        4.52%        2.08%    1.55%
-------------------------------------------------------------------------------------------------------------
Class A Shares w/load*        7.23%      12.11%      0.58%         1.80%        3.59%        2.08%    1.55%
-------------------------------------------------------------------------------------------------------------
Class C Shares               13.10%      17.82%      1.77%         2.24%        3.79%        2.58%    2.25%
-------------------------------------------------------------------------------------------------------------
Class C Shares w/load**      12.10%      16.82%      1.77%         2.24%        3.79%        2.58%    2.25%
-------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

THE FUND IS STRUCTURED AS A FUND-OF-FUNDS AND IS SUBJECT TO THE SAME RISKS AS THE UNDERLYING FUNDS IN WHICH IT INVESTS. IN ADDITION, THE FUND INDIRECTLY PAYS A PORTION OF THE EXPENSES INCURRED BY THE UNDERLYING FUNDS. THE VALUE OF THE FUND WILL FLUCTUATE IN RESPONSE TO CHANGES IN THE SHARE PRICES OF THE INVESTMENTS THAT IT OWNS. THERE IS NO GUARANTEE THAT THE FUND'S PRINCIPAL VALUE WILL INCREASE. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

 + The performance presented links the performance of Class A Shares from October 12, 2004 with performance of Fiduciary Shares which commenced investment operations on November 15, 2006. Class A Share performance has been adjusted by removing the sales charge applicable to Class A Shares because Class A Shares bear a sales charge while Fiduciary Shares do not bear a sales charge, but the performance otherwise has not been adjusted to reflect the fees and expenses applicable to Fiduciary Shares. With those adjustments, performance would be higher than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2010 and ending on November 30, 2011. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

 *    Reflects 5.50% front-end sales charge.

**    Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 37

                                  FUND SECTORS

SECTOR                                                      % OF
                                                           PORTFOLIO
AFFILIATED FIXED INCOME
   REGISTERED INVESTMENT
   COMPANIES                                                  49.8%

AFFILIATED EQUITY REGISTERED
   INVESTMENT COMPANIES                                       37.0

REPURCHASE AGREEMENT                                           5.6

FIXED INCOME REGISTERED
   INVESTMENT COMPANY                                          4.6

EQUITY REGISTERED INVESTMENT
   COMPANIES                                                   3.0

INCOME PLUS ALLOCATION FUND (UNAUDITED)

PERFORMANCE

For the semi-annual period ended January 31, 2011, HighMark Income Plus Allocation Fund (the "Fund") produced a total return of 8.28% (Class A Shares without load). In comparison, the Fund's benchmark of a 30/60/10% blend of the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index, and the Citigroup Bond 3-Month Treasury Bill Index, respectively, returned 5.50% over the same time period.

FACTORS AFFECTING PERFORMANCE

Global equities continued to rise strongly during the semi-annual period, with the S&P 500 Index returning 9.87%, international stocks (MSCI EAFE) returning 16.10%, and emerging market equities (MSCI EM) returning 12.88%. Growth stocks outperformed value stocks during the period. The Russell 1000 Growth Index (20.96%), Russell Mid Cap Growth Index (23.25%) and Russell 2000 Growth Index (23.25%) outperformed their value counterparts by at least 400 basis points each. Bonds were flat, with the Barclays Capital U.S. Aggregate Bond Index returning 0.20%. However, high-yield bonds posted an impressive return of 8.72% for the six-month time frame.

The Fund maintained a tactical asset allocation that was overweight in global equities and underweight in bonds. The overweight position in domestic equities and the underweight position in developed international stocks, bonds, and cash contributed significantly to the outperformance of the underlying funds versus their benchmarks. There was no appreciable change in the tactical allocations. HighMark NYSE Arca Tech 100 Index Fund was added in the fourth quarter of 2010. The underlying funds maintained tactical overweight exposures to small-cap stocks, emerging market equities, technology and industrials.

The Fund benefited from an overweight to U.S. equities, technology, and industrials. The Fund's slight overweights to large value stocks and emerging markets stocks hurt overall performance. Within the fixed income allocation, benefits were derived from holding funds that have maintained a shorter duration than their benchmarks and from an overweight to high-yield bonds.

All of the underlying equity funds held in the portfolio during the semi-annual period had positive returns. The positions in HighMark Large Cap Value Fund, HighMark Value Momentum Fund, HighMark Geneva Mid Cap Growth Fund, HighMark Geneva Small Cap Growth Fund, HighMark Small Cap Advantage Fund, HighMark Small Cap Value Fund, HighMark Cognitive Value Fund, HighMark Enhanced Growth Fund, HighMark International Opportunities Fund, JPMorgan Small Cap Growth Fund, Lazard Emerging Markets Equity Portfolio, Morgan Stanley Institutional Fund - U.S. Real Estate Portfolio and Fidelity Advisor Industrials Fund all outperformed their benchmarks. HighMark Core Equity Fund, HighMark Fundamental Equity Fund, HighMark Large Cap Growth Fund and HighMark NYSE Arca Tech 100 Index Fund underperformed their benchmarks.

Bonds were flat during the semi-annual period, with the Barclays Capital U.S. Aggregate Bond Index returning 0.20%. The underlying bond fund holdings, HighMark Bond Fund, HighMark Short Term Bond Fund and Eaton Vance Income Fund of Boston, all outperformed their benchmarks.

38 HIGHMARK(R) FUNDS

HIGHMARK INCOME PLUS ALLOCATION FUND
INVESTMENT OBJECTIVE

HIGHMARK INCOME PLUS ALLOCATION FUND PRIMARILY SEEKS INCOME AND SECONDARILY SEEKS CAPITAL APPRECIATION.

[PHOTO OMITTED]

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL
MANAGEMENT,  INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK INCOME PLUS ALLOCATION FUND VERSUS THE S&P 500 INDEX; THE BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX; THE CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX; AN UNMANAGED BLENDED INDEX OF 30% S&P 500 INDEX, 60% BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX AND 10% CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX AND THE MORNINGSTAR CONSERVATIVE ALLOCATION CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

          HighMark Income Plus         Morningstar          30/60/10 Hybrid                    Barclays Capital   Citigroup 3-Month
            Allocation Fund      Conservative Allocation   of the following                     U.S. Aggregate      U.S. Treasury
             Class A Shares             Category               indexes:       S&P 500 Index++    Bond Index++       Bill Index++
          --------------------   -----------------------   ----------------   ---------------  ----------------   -----------------
10/04            $ 9,550                 $10,000                $10,000           $10,000          $10,000             $10,000
 7/05            $ 9,999                 $10,581                $10,512           $11,159          $10,226             $10,192
 7/06            $10,310                 $10,955                $10,819           $11,759          $10,375             $10,613
 7/07            $11,176                 $11,830                $11,755           $13,656          $10,952             $11,150
 7/08            $10,879                 $11,528                $11,828           $12,142          $11,626             $11,490
 7/09            $10,415                 $10,940                $11,685           $ 9,718          $12,538             $11,565
 7/10            $11,479                 $12,249                $12,796           $11,063          $13,656             $11,579
 1/11            $12,429                 $13,153                $13,500           $13,047          $13,658             $11,588

++ Indexes are unmanaged and do not incur fees, expenses or other costs.

-------------------------------------------------------------------------------------------------------------------------
                                                           ANNUALIZED    ANNUALIZED    ANNUALIZED      GROSS       NET
                                  SIX MONTH    ONE YEAR      3 YEAR        5 YEAR        SINCE        EXPENSE    EXPENSE
                                   RETURN       RETURN       RETURN        RETURN      INCEPTION      RATIO++    RATIO++
-------------------------------------------------------------------------------------------------------------------------
Fiduciary Shares                    8.41%       12.68%        3.98%         4.02%+       4.44%+         2.10%     1.17%
-------------------------------------------------------------------------------------------------------------------------
Class A Shares                      8.28%       12.40%        3.71%         3.80%        4.27%          2.35%     1.42%
-------------------------------------------------------------------------------------------------------------------------
Class A Shares w/load*              3.40%        7.36%        2.13%         2.85%        3.51%          2.35%     1.42%
-------------------------------------------------------------------------------------------------------------------------
Class C Shares                      7.88%       11.64%        2.99%         3.08%        3.54%          2.85%     2.12%
-------------------------------------------------------------------------------------------------------------------------
Class C Shares w/load**             6.88%       10.64%        2.99%         3.08%        3.54%          2.85%     2.12%
-------------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

THE FUND IS STRUCTURED AS A FUND-OF-FUNDS AND IS SUBJECT TO THE SAME RISKS AS THE UNDERLYING FUNDS IN WHICH IT INVESTS. IN ADDITION, THE FUND INDIRECTLY PAYS A PORTION OF THE EXPENSES INCURRED BY THE UNDERLYING FUNDS. THE VALUE OF THE FUND WILL FLUCTUATE IN RESPONSE TO CHANGES IN THE SHARE PRICES OF THE INVESTMENTS THAT IT OWNS. THERE IS NO GUARANTEE THAT THE FUND'S PRINCIPAL VALUE WILL INCREASE. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

 + The performance presented links the performance of Class A Shares from October 12, 2004 with performance of Fiduciary Shares which commenced investment operations on November 15, 2006. Class A Share performance has been adjusted by removing the sales charge applicable to Class A Shares because Class A Shares bear a sales charge while Fiduciary Shares do not bear a sales charge, but the performance otherwise has not been adjusted to reflect the fees and expenses applicable to Fiduciary Shares. With those adjustments, performance would be higher than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2010 and ending on November 30, 2011. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

 *    Reflects 4.50% front-end sales charge.

**    Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 39

                        TOP TEN HOLDINGS

HOLDING*                                           % OF
                                                 PORTFOLIO
U.S. TREASURY NOTE
   3.000%, 09/30/16                                  4.3%

FNMA
   4.500%, 04/01/18                                  2.9

U.S. TREASURY NOTE
   1.875%, 06/30/15                                  1.9

FNMA
   5.500%, 03/01/20                                  1.8

CENTERPOINT ENERGY TRANSITION
   BOND
   SER 2005-A, CL A3
   5.090%, 08/01/15                                  1.8

TIME WARNER ENTERTAINMENT
   8.375%, 03/15/23                                  1.8

FNMA
   5.000%, 11/01/33                                  1.7

CITICORP MORTGAGE SECURITIES
   SER 2003-10, CL A1
   4.500%, 11/25/18                                  1.7

GENERAL ELECTRIC CAPITAL
   2.250%, 11/09/15                                  1.6

NEW ENGLAND TELEPHONE &
   TELEGRAPH
   7.875%, 11/15/29                                  1.6

                        FUND SECTORS

SECTOR                                             % OF
                                                 PORTFOLIO
MORTGAGE-BACKED SECURITIES                          16.3%

U.S. GOVERNMENT AGENCY
   MORTGAGE-BACKED OBLIGATIONS                      16.2

FINANCIALS                                          13.5

ENERGY                                               7.1

CONSUMER DISCRETIONARY                               7.0

UTILITIES                                            6.8

U.S. TREASURY OBLIGATIONS                            6.8

ASSET-BACKED SECURITIES                              5.9

HEALTH CARE                                          5.7

INDUSTRIAL                                           3.4

MATERIALS                                            2.9

MUNICIPAL BONDS                                      2.9

TELECOMMUNICATION SERVICES                           2.5

INFORMATION TECHNOLOGY                               1.2

REGISTERED INVESTMENT COMPANY                        1.0

FOREIGN GOVERNMENTS                                  0.8

*     EXCLUDES SHORT-TERM SECURITIES.

BOND FUND (UNAUDITED)

PERFORMANCE

For the semi-annual period ended January 31, 2011, HighMark Bond Fund (the "Fund") produced a total return of 1.39% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged Barclays Capital U.S. Aggregate Bond Index, returned 0.20% for the same period.

FACTORS AFFECTING PERFORMANCE

The Fund's reporting period was generally marked by improving economic conditions, with positive GDP growth and legislative action to extend the current levels of taxation. Although lending began to improve somewhat, particularly in the hard-hit small business sector, high unemployment continued to weigh on the economic recovery.

Corporate earnings, in particular, were strong during the reporting period, as the business and manufacturing sectors took advantage of low financing rates and cost cutting measures to repair balance sheets. Credit quality was again a factor in the Fund's performance as lower quality issues performed better than higher quality issues. The Fund was overweighted in lower quality corporate bonds, which was the biggest contributor to its performance for the period.

The Fund benefited from an overweight in shorter duration Treasury bonds, which benefited from a steepening yield curve during the reporting period.

The Fund's investment in asset-backed securities was a slight detractor from performance, but as a result of solid investments in the corporate and Treasury bond space, the Fund outperformed its benchmark for the reporting period.

40 HIGHMARK(R) FUNDS

HIGHMARK BOND FUND
INVESTMENT OBJECTIVE

HIGHMARK BOND FUND SEEKS TOTAL RETURN THROUGH INVESTMENTS IN FIXED-INCOME SECURITIES.

[PHOTO OMITTED]

LEAD PORTFOLIO MANAGER
JACK MONTGOMERY
HIGHMARK CAPITAL
MANAGEMENT, INC.

PORTFOLIO MANAGER
GREGORY LUGOSI
HIGHMARK CAPITAL
MANAGEMENT, INC.

PORTFOLIO MANAGER
JEFFERY KLEIN
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK BOND FUND VERSUS THE BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX AND THE MORNINGSTAR INTERMEDIATE-TERM BOND CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

           HighMark Bond   HighMark Bond      Morningstar       Barclays Capital
          Fund Fiduciary    Fund Class A   Intermediate-Term    U.S. Aggregate
              Shares           Shares        Bond Category       Bond Index++
          --------------   -------------   -----------------   -----------------
7/00         $10,000          $ 9,775           $10,000             $10,000
7/01         $11,273          $11,022           $11,184             $11,268
7/02         $11,734          $11,466           $11,723             $12,116
7/03         $12,498          $12,192           $12,428             $12,773
7/04         $13,083          $12,737           $12,988             $13,391
7/05         $13,652          $13,266           $13,554             $14,033
7/06         $13,799          $13,365           $13,703             $14,238
7/07         $14,545          $14,048           $14,372             $15,029
7/08         $15,333          $14,785           $14,665             $15,954
7/09         $16,549          $15,905           $15,431             $17,206
7/10         $18,252          $17,508           $17,209             $18,739
1/11         $18,505          $17,719           $17,446             $18,777

++ Indexes are unmanaged and do not incur fees, expenses or other costs.

--------------------------------------------------------------------------------------------------------------------------------
                                                           ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                                  SIX MONTH    ONE YEAR      3 YEAR       5 YEAR       10 YEAR       SINCE     EXPENSE   EXPENSE
                                   RETURN       RETURN       RETURN       RETURN       RETURN      INCEPTION   RATIO++   RATIO++
--------------------------------------------------------------------------------------------------------------------------------
Fiduciary Shares                     1.39%       6.38%        6.19%        6.09%        5.50%        7.58%      1.01%     0.80%
--------------------------------------------------------------------------------------------------------------------------------
Class A Shares                       1.20%       6.12%        5.92%        5.81%        5.27%        7.47%+     1.26%     1.05%
--------------------------------------------------------------------------------------------------------------------------------
Class A Shares w/load*              -1.10%       3.73%        5.14%        5.33%        5.03%        7.38%+     1.26%     1.05%
--------------------------------------------------------------------------------------------------------------------------------
Class B Shares                       0.85%       5.31%        5.18%        5.10%        4.49%        7.19%+     1.76%     1.73%
--------------------------------------------------------------------------------------------------------------------------------
Class B Shares w/load**             -4.07%       0.31%        4.27%        4.77%        4.49%        7.19%+     1.76%     1.73%
--------------------------------------------------------------------------------------------------------------------------------
Class C Shares                       1.08%       5.70%        5.52%        5.43%        5.01%+       7.39%+     1.51%     1.48%
--------------------------------------------------------------------------------------------------------------------------------
Class C Shares w/load***             0.09%       4.70%        5.52%        5.43%        5.01%+       7.39%+     1.51%     1.48%
--------------------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

BONDS AND BOND FUNDS WILL TYPICALLY DECREASE IN VALUE AS INTEREST RATES RISE.

  + The performance presented links the performance of Fiduciary Shares from February 15, 1984 with the performance of Class A Shares on June 20, 1994, Class B Shares on November 30, 2000 and Class C Shares on November 28, 2003. Fiduciary Share performance has been adjusted for the maximum sales charge/contingent deferred sales charge ("CDSC") applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2010 and ending on November 30, 2011. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  * Reflects 2.25% front-end sales charge. Prior to December 1, 2005, the front-end sales charge was 3.25%.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 41

                        TOP TEN HOLDINGS

HOLDING*                                            % OF
                                                  PORTFOLIO
LOS ANGELES,
   SER A, GO,
   NATIONAL-RE INSURED
   5.250%, 09/01/11                                  1.7%

SAN DIEGO COUNTY,
   WATER AUTHORITY, COP,
   WATER REVENUES,
   SER A, AGM INSURED
   5.000%, 05/01/26                                  1.7

SAN DIEGO, PUBLIC FACILITIES
   FINANCING AUTHORITY,
   SEWER AUTHORITY, SER B, RB
   5.500%, 05/15/23                                  1.6

CALIFORNIA STATE, DEPARTMENT OF
   TRANSPORTATION,
   FEDERAL HIGHWAY GRANT,
   ANTICIPATION BONDS,
   SER A, RB, NATIONAL-RE FGIC INSURED
   5.000%, 02/01/14                                  1.5

SOUTHERN CALIFORNIA, PUBLIC POWER
   AUTHORITY,
   POWER PROJECT REVENUE,
   CANYON POWER, SER A, RB,
   5.000%, 07/01/25                                  1.4

SAN FRANCISCO CITY & COUNTY,
   EARTHQUAKE SAFTEY,
   SER E, GO
   5.000%, 06/15/26                                  1.4

ORANGE COUNTY, SANITATION DISTRICT,
   SER B, COP, AGM INSURED
   5.000%, 02/01/23                                  1.3

M-S-R PUBLIC POWER AUTHORITY,
   SAN JUAN PROJECT, SER I, RB,
   NATIONAL-RE INSURED
   5.000%, 07/01/14                                  1.3

LOS ANGELES, DEPARTMENT OF
   WATER & POWER,
   SER A, SUB SER A-2, RB,
   NATIONAL-RE INSURED
   5.000%, 07/01/19                                  1.3

EASTERN MUNICIPAL WATER DISTRICT,
   SER A, COP,
   NATIONAL-RE FGIC INSURED
   5.375%, 07/01/17                                  1.2

                        FUND SECTORS

SECTOR                                              % OF
                                                  PORTFOLIO
REVENUE BONDS                                       45.7%

GENERAL OBLIGATIONS                                 41.9

CERTIFICATE OF PARTICIPATION                        11.1

SPECIAL ASSESSMENT                                   0.8

REGISTERED INVESTMENT COMPANY                        0.5

*     EXCLUDES SHORT-TERM SECURITIES.

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (UNAUDITED)

PERFORMANCE

For the six-month period ended January 31, 2011, HighMark California Intermediate Tax-Free Bond Fund (the "Fund") produced a total return of -1.65% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged Barclays 7-Year Municipal Bond Index, returned -0.99% for the same period.

FACTORS AFFECTING PERFORMANCE

The low interest rate environment and other quantitative easing measures undertaken by the Federal Reserve resulted in a bifurcated economic recovery during the reporting period. While the business and manufacturing sectors took advantage of low financing rates, cost cutting measures and strong earnings to repair balance sheets, consumer activity remained somewhat muted as high unemployment hindered recovery in other sectors, especially housing. European peripheral states continued to cause instability and impact liquidity markets during the reporting period, as Ireland, Spain and Portugal faced budget and sovereign debt challenges.

The most notable item for the reporting period was the large amount of new issuance that was brought to market in taxable form. This was due to the federal government's Build America Bonds ("BAB") program, which provided incentives to municipal issuers to issue bonds on a taxable basis.

Taxable municipals represented a large percentage of all municipal debt issued in 2010. However, the concern that the BAB program would either expire at the end of 2010 or the program would extend for another year with a lower subsidy created additional uncertainty in the municipal market overall.

The Federal Reserve left the federal funds rate, the rate banks lend to each other, unchanged from its beginning level of 0% to 0.25%. Longer maturity issues underperformed shorter maturity issues during the Fund's reporting period, and volume increased, as did new issuance. California was the nation's largest state of issuance of municipal debt for the year, followed by New York and Texas.

Although the Fund invested primarily in high-quality, investment-grade California municipal bonds, the average maturity was between 3 and 10 years. As a result, the Fund underperformed its benchmark for the reporting period due to the longer maturity issues it held.

42 HIGHMARK(R) FUNDS

HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND INVESTMENT OBJECTIVE

HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND SEEKS TO PROVIDE HIGH CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND STATE OF CALIFORNIA PERSONAL INCOME TAX.

[PHOTO OMITTED]

LEAD PORTFOLIO MANAGER
ROBERT BIGELOW
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OMITTED]

PORTFOLIO MANAGER
RAYMOND MOW
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND VERSUS THE BARCLAYS CAPITAL 7-YEAR MUNICIPAL BOND INDEX AND THE MORNINGSTAR MUNICIPAL CALIFORNIA INTERMEDIATE/SHORT CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                 HighMark California          HighMark California        Morningstar Municipal    Barclays Capital
             Intermediate Tax-Free Bond    Intermediate Tax-Free Bond   California Intermediate   7-Year Municipal
                Fund Fiduciary Shares         Fund Class A Shares           /Short Category          Bond Index++
             --------------------------    --------------------------   -----------------------   ----------------
7/00                  $10,000                       $ 9,775                    $10,000                 $10,000
7/01                  $10,793                       $10,541                    $10,749                 $10,917
7/02                  $11,428                       $11,164                    $11,352                 $11,696
7/03                  $11,719                       $11,433                    $11,573                 $12,149
7/04                  $12,150                       $11,828                    $12,041                 $12,776
7/05                  $12,483                       $12,124                    $12,501                 $13,282
7/06                  $12,689                       $12,293                    $12,751                 $13,568
7/07                  $13,099                       $12,662                    $13,170                 $14,102
7/08                  $13,749                       $13,247                    $13,423                 $14,924
7/09                  $14,546                       $13,985                    $13,776                 $16,120
7/10                  $15,345                       $14,721                    $14,821                 $17,343
1/11                  $15,092                       $14,459                    $14,403                 $17,171

++ Indexes are unmanaged and do not incur fees, expenses or other costs.

----------------------------------------------------------------------------------------------------------------------------
                                                   ANNUALIZED   ANNUALIZED    ANNUALIZED  ANNUALIZED    GROSS       NET
                            SIX MONTH   ONE YEAR     3 YEAR       5 YEAR        10 YEAR     SINCE      EXPENSE    EXPENSE
                             RETURN      RETURN      RETURN       RETURN        RETURN     INCEPTION    RATIO++    RATIO++
----------------------------------------------------------------------------------------------------------------------------
Fiduciary Shares             -1.65%       1.05%      3.12%        3.68%         3.65%       4.24%       1.03%       0.55%
----------------------------------------------------------------------------------------------------------------------------
Class A Shares               -1.78%       0.80%      2.85%        3.42%         3.44%       4.11%       1.28%       0.80%
----------------------------------------------------------------------------------------------------------------------------
Class A Shares w/load*       -3.95%      -1.45%      2.07%        2.95%         3.20%       3.97%       1.28%       0.80%
----------------------------------------------------------------------------------------------------------------------------
Class B Shares               -2.14%       0.06%      2.14%        2.71%         2.65%       3.59%+      1.78%       1.50%
----------------------------------------------------------------------------------------------------------------------------
Class B Shares w/load**      -7.00%      -4.85%      1.18%        2.35%         2.65%       3.59%+      1.78%       1.50%
----------------------------------------------------------------------------------------------------------------------------
Class C Shares               -2.01%       0.36%      2.38%        2.95%         3.12%+      3.94%+      1.53%       1.25%
----------------------------------------------------------------------------------------------------------------------------
Class C Shares w/load***     -2.98%      -0.62%      2.38%        2.95%         3.12%+      3.94%+      1.53%       1.25%
----------------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. PERFORMANCE PRESENTED FROM OCTOBER 15, 1993 (COMMENCEMENT OF INVESTMENT OPERATIONS OF FIDUCIARY AND CLASS A SHARES) TO APRIL 25, 1997 REFLECTS THE PERFORMANCE OF STEPSTONE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND, THE PREDECESSOR TO HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

BONDS AND BOND FUNDS WILL TYPICALLY DECREASE IN VALUE AS INTEREST RATES RISE.

  + The performance presented links the performance of Fiduciary Shares from October 15, 1993 with the performance of Class B Shares on November 30, 1999 and Class C Shares on November 28, 2003. Fiduciary Share performance has been adjusted for the contingent deferred sales charge ("CDSC") applicable to Class B Shares and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2010 and ending on November 30, 2011. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 2.25% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 43

                      TOP TEN HOLDINGS

HOLDING*                                             % OF
                                                  PORTFOLIO
MASSACHUSETTS STATE, SCHOOL
   BUILDING AUTHORITY,
   SER A, RB, AGM INSURED
   5.000%, 08/15/14                                  3.3%

CLARK COUNTY, LIMITED TAX-BOND
   BANK, GO
   5.000%, 06/01/25                                  2.2

ALASKA STATE, INTERNATIONAL AIRPORTS
   SYSTEM,
   SER D, RB, NATIONAL-RE INSURED,
   5.000%, 10/01/22                                  1.9

HONOLULU CITY AND COUNTY,
   SER A, GO, NATIONAL-RE INSURED
   5.000%, 07/01/25                                  1.9

SEATTLE, LIMITED TAX,
   SER B, GO
   5.500%, 03/01/11                                  1.8

ENERGY NORTHWEST, ELECTRIC REVENUE,
   PROJECT NO. 1, SER B, RB,
   NATIONAL-RE INSURED
   6.000%, 07/01/17                                  1.8

SAN RAMON VALLEY, UNIFIED SCHOOL
   DISTRICT,
   ELECTION 2002, GO, AGM INSURED,
   5.250%, 08/01/18                                  1.7

CHICAGO, O'HARE INTERNATIONAL
   AIRPORT,
   SER B, RB, AGM INSURED
   5.000%, 12/01/23                                  1.7

CHICO, UNIFIED SCHOOL DISTRICT,
   SER B, GO, AGM INSURED
   5.000%, 08/01/25                                  1.6

IDAHO STATE, HOUSING & FINANCE
   ASSOCIATION,
   GRANT & REVENUE ANTICIPATION,
   FEDERAL HIGHWAY TRUST, SER A, RB
   5.2500%, 07/15/24                                 1.5

                        FUND SECTORS

SECTOR                                               % OF
                                                  PORTFOLIO
REVENUE BONDS                                       48.9%

GENERAL OBLIGATIONS                                 47.8

CERTIFICATE OF PARTICIPATION                         1.7

TAX ALLOCATION                                       1.3

REGISTERED INVESTMENT COMPANY                        0.3

*     EXCLUDES SHORT-TERM SECURITIES.

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (UNAUDITED)

PERFORMANCE

For the six-month period ended January 31, 2011, HighMark National Intermediate Tax-Free Bond Fund (the "Fund") produced a total return of -1.57% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged Barclays 7-Year Municipal Bond Index, returned -0.99% for the same period.

FACTORS AFFECTING PERFORMANCE

The low interest rate environment and other quantitative easing measures undertaken by the Federal Reserve resulted in a bifurcated economic recovery during the reporting period. While the business and manufacturing sectors took advantage of low financing rates, cost cutting measures and strong earnings to repair balance sheets, consumer activity remained somewhat muted as high unemployment hindered recovery in other sectors, especially housing. European peripheral states continued to cause instability and impact liquidity markets during the reporting period, as Ireland, Spain and Portugal faced budget and sovereign debt challenges.

The most notable item for the reporting period was the large amount of new issuance that was brought to market in taxable form. This was due to the federal government's Build America Bonds ("BAB") program, which provided incentives to municipal issuers to issue bonds on a taxable basis.

Taxable municipals represented a large percentage of all municipal debt issued in 2010. However, the concern that the BAB program would either expire at the end of 2010 or the program would extend for another year with a lower subsidy created additional uncertainty in the municipal market overall.

The Federal Reserve left the federal funds rate, the rate banks lend to each other, unchanged from its beginning level of 0% to 0.25%. Longer maturity issues underperformed shorter maturity issues during the Fund's reporting period, and volume increased, as did new issuance.

Although the Fund invested primarily in high-quality, investment-grade municipal bonds and notes of states, territories, and possessions of the United States, the average maturity was between 3 and 10 years. As a result, the Fund underperformed its benchmark for the reporting period due to the longer maturity issues it held.

44 HIGHMARK(R) FUNDS

HIGHMARK NATIONAL INTERMEDIATE TAX-FREE BOND FUND INVESTMENT OBJECTIVE

HIGHMARK NATIONAL INTERMEDIATE TAX-FREE BOND FUND SEEKS TO PROVIDE HIGH CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX.

[PHOTO OMITTED]

LEAD PORTFOLIO MANAGER
ROBERT BIGELOW
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OMITTED]

PORTFOLIO MANAGER
RAYMOND MOW
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK NATIONAL INTERMEDIATE TAX-FREE BOND FUND VERSUS THE BARCLAYS CAPITAL 7-YEAR MUNICIPAL BOND INDEX AND THE MORNINGSTAR MUNICIPAL NATIONAL INTERMEDIATE CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                  HighMark National            HighMark National       Morningstar Municipal   Barclays Capital
                Intermediate Tax-Free        Intermediate Tax-Free     National Intermediate   7-Year Municipal
             Bond Fund Fiduciary Shares+   Bond Fund Class A Shares+         Category            Bond Index++
             ---------------------------   -------------------------   ---------------------   ----------------
7/00                  $10,000                       $ 9,775                    $10,000              $10,000
7/01                  $10,817                       $10,554                    $10,881              $10,917
7/02                  $11,403                       $11,088                    $11,446              $11,696
7/03                  $11,711                       $11,362                    $11,698              $12,149
7/04                  $12,084                       $11,695                    $12,212              $12,776
7/05                  $12,376                       $11,949                    $12,674              $13,282
7/06                  $12,616                       $12,151                    $12,896              $13,568
7/07                  $13,085                       $12,560                    $13,315              $14,102
7/08                  $13,748                       $13,177                    $13,674              $14,924
7/09                  $14,552                       $13,915                    $14,250              $16,120
7/10                  $15,367                       $14,656                    $15,379              $17,343
1/11                  $15,125                       $14,409                    $15,042              $17,171

++ Indexes are unmanaged and do not incur fees, expenses or other costs.

------------------------------------------------------------------------------------------------------------------------------------
                                                          ANNUALIZED    ANNUALIZED    ANNUALIZED    ANNUALIZED     GROSS      NET
                                 SIX MONTH    ONE YEAR      3 YEAR        5 YEAR        10 YEAR        SINCE      EXPENSE   EXPENSE
                                   RETURN      RETURN       RETURN        RETURN        RETURN       INCEPTION    RATIO++   RATIO++
------------------------------------------------------------------------------------------------------------------------------------
Fiduciary Shares                   -1.57%       1.28%        3.21%         3.88%        3.65%+        4.74%+       1.08%     0.53%
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares                     -1.69%       1.02%        2.96%         3.63%        3.41%+        4.48%+       1.33%     0.78%
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares w/load*             -3.87%      -1.25%        2.17%         3.16%        3.17%+        4.38%+       1.33%     0.78%
------------------------------------------------------------------------------------------------------------------------------------
Class C Shares^                    -1.83%       0.68%        2.61%         2.70%        3.06%+        4.47%+       1.58%     1.23%
------------------------------------------------------------------------------------------------------------------------------------
Class C Shares w/load^**           -2.80%      -0.31%        2.61%         2.70%        3.06%+        4.47%+       1.58%     1.23%
------------------------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. PERFORMANCE PRESENTED FROM FEBRUARY 17, 1989 TO OCTOBER 18, 2002 (COMMENCEMENT OF INVESTMENT OPERATIONS OF FIDUCIARY AND CLASS A SHARES) REFLECTS THE PERFORMANCE OF UBOC INTERMEDIATE MUNICIPAL BOND FUND, A COMMON TRUST FUND. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

BONDS AND BOND FUNDS WILL TYPICALLY DECREASE IN VALUE AS INTEREST RATES RISE.

 + The performance presented links the performance of UBOC Intermediate Municipal Bond Fund, a common trust fund (the "Common Trust Fund"), for the period prior to its consolidation with HighMark National Intermediate Tax-Free Bond Fund on October 18, 2002, as adjusted to reflect the fees and expenses associated with HighMark National Intermediate Tax-Free Bond Fund. The Common Trust Fund was not registered under the Investment Company Act of 1940, as amended, and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by such Act and the Internal Revenue Code of 1986, as amended. If the Common Trust Fund had been registered, its performance may have been lower.

 ^ For the period February 17, 1989 through November 27, 2003 for Class C Shares, performance data is based on Fiduciary Share performance (whose performance data includes the performance of a common trust fund for the period prior to its consolidation with the National Intermediate Tax-Free Bond Fund on October 18, 2002, as discussed above). From November 28, 2003 through September 26, 2007 for Class C Shares, performance data reflects the performance of Class C Shares during that period. From September 27, 2007 through December 3, 2009, no Class C Shares were outstanding, and performance data for Class C Shares during such period is based on Fiduciary Share performance. Class C Shares reopened on December 1, 2009, and from December 4, 2009 through July 31, 2010, performance data reflects the performance of Class C Shares during that period. The performance of the Fiduciary Shares has been adjusted for the maximum contingent deferred sales charge ("CDSC") applicable to Class C Shares but does not reflect Class C Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2010 and ending on November 30, 2011. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

 *    Reflects 2.25% front-end sales charge.

**    Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 45

                      TOP TEN HOLDINGS

HOLDING*                                             % OF
                                                  PORTFOLIO
SEARIVER MARITIME
   ZERO COUPON, 09/01/12                             2.2%

CENTERPOINT ENERGY TRANSITION
   BOND, SER 2005-A, CL A3
   5.090%, 08/01/15                                  1.8

CELLCO PARTNERSHIP/VERIZON
   WIRELESS CAPITAL
   5.550%, 02/01/14                                  1.7

U.S. TREASURY NOTE
   1.375%, 09/15/12                                  1.5

ALLY MASTER OWNER TRUST,
   SER 2011-1, CL A2
   2.150%, 01/15/16                                  1.5

BANC OF AMERICA COMMERCIAL
   MORTGAGE, SER 2005-2, CL A4
   4.783%, 07/10/43                                  1.5

FHLMC, ARM
   2.656%, 10/01/36                                  1.4

TECK RESOURCES
   7.000%, 09/15/12                                  1.4

CENTERPOINT ENERGY TRANSITION
   BOND, SER 2008-A, CL A1
   4.192%, 02/01/20                                  1.3

FHLMC, ARM
   2.575%, 12/01/34                                  1.3

                        FUND SECTORS

SECTOR                                               % OF
                                                  PORTFOLIO
U.S. GOVERNMENT AGENCY
   MORTGAGE-BACKED OBLIGATIONS                      16.4%

ENERGY                                              11.5

ASSET-BACKED SECURITIES                             11.1

MORTGAGE-BACKED SECURITIES                          11.0

FINANCIALS                                          10.1

CONSUMER DISCRETIONARY                               6.9

INDUSTRIAL                                           6.3

UTILITIES                                            5.5

MATERIALS                                            4.0

TELECOMMUNICATION SERVICES                           3.5

HEALTH CARE                                          3.3

U.S. TREASURY OBLIGATION                             3.2

CONSUMER STAPLES                                     2.5

MUNICIPAL BONDS                                      2.3

REGISTERED INVESTMENT COMPANIES                      1.2

INFORMATION TECHNOLOGY                               1.2

*     EXCLUDES SHORT-TERM SECURITIES.

SHORT TERM BOND FUND (UNAUDITED)

PERFORMANCE

For the semi-annual period ended January 31, 2011, HighMark Short Term Bond Fund (the "Fund") produced a total return of 1.00% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged Barclays Capital 1-3 Year U.S. Government/Credit Index, returned 0.63% for the same period.

FACTORS AFFECTING PERFORMANCE

The Fund's reporting period was generally marked by improving economic conditions, with positive GDP growth and legislative action to extend the current level of taxation. Although lending began to improve somewhat, particularly in the hard-hit small business sector, high unemployment continued to weigh on the economic recovery.

Corporate earnings, in particular, were strong during the reporting period, as the business and manufacturing sectors took advantage of low financing rates and cost cutting measures to repair balance sheets. Credit quality was again a factor in the Fund's performance as lower quality issues performed better than higher quality ones. The Fund was overweighted in lower quality corporate bonds, which was the biggest contributor to its performance for the period.

The Fund benefited from an overweight in shorter duration Treasury bonds, which benefited from a steepening yield curve during the reporting period.

The Fund's investment in asset-backed securities was a slight detractor from performance, but as a result of solid investments in the corporate and Treasury bond space, the Fund outperformed its benchmark for the reporting period.

46 HIGHMARK(R) FUNDS

HIGHMARK SHORT TERM BOND FUND INVESTMENT OBJECTIVE

HIGHMARK SHORT TERM BOND FUND SEEKS TOTAL RETURN THROUGH INVESTMENTS IN FIXED-INCOME SECURITIES.

[PHOTO OMITTED]

LEAD PORTFOLIO MANAGER
JACK MONTGOMERY
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OMITTED]

PORTFOLIO MANAGER
GREGORY LUGOSI
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OMITTED]

PORTFOLIO MANAGER
JEFFERY KLEIN
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK SHORT TERM BOND FUND VERSUS THE BARCLAYS CAPITAL 1-3 YEAR U.S. GOVERNMENT/CREDIT BOND INDEX AND THE MORNINGSTAR SHORT BOND CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

              HighMark Short    HighMark Short                       Barclays Capital 1-3 Year
              Term Bond Fund    Term Bond Fund   Morningstar Short    U.S. Government/Credit
             Fiduciary Shares   Class A Shares     Bond Category           Bond Index++
             ----------------   --------------   -----------------   ----------------------
11/04             $10,000           $  9,775          $10,000               $ 10,000
7/05              $10,034           $  9,792          $10,063               $ 10,086
7/06              $10,306           $ 10,033          $10,306               $ 10,388
7/07              $10,801           $ 10,478          $10,782               $ 10,943
7/08              $11,363           $ 10,995          $10,916               $ 11,624
7/09              $11,959           $ 11,531          $11,262               $ 12,217
7/10              $12,442           $ 11,976          $11,969               $ 12,670
1/11              $12,566           $ 12,079          $12,113               $ 12,750

++ Indexes are unmanaged and do not incur fees, expenses or other costs.

-----------------------------------------------------------------------------------------------------------------------
                                                          ANNUALIZED    ANNUALIZED    ANNUALIZED     GROSS       NET
                                 SIX MONTH    ONE YEAR      3 YEAR        5 YEAR        SINCE       EXPENSE    EXPENSE
                                   RETURN      RETURN       RETURN        RETURN      INCEPTION     RATIO++    RATIO++
-----------------------------------------------------------------------------------------------------------------------
Fiduciary Shares                    1.00%       2.44%        3.73%         4.36%         3.73%       1.01%      0.72%
-----------------------------------------------------------------------------------------------------------------------
Class A Shares                      0.86%       2.15%        3.46%         4.06%         3.44%       1.26%      0.97%
-----------------------------------------------------------------------------------------------------------------------
Class A Shares w/load*             -1.38%      -0.12%        2.67%         3.58%         3.07%       1.26%      0.97%
-----------------------------------------------------------------------------------------------------------------------
Class C Shares                      0.53%       1.68%        2.97%         3.61%         3.06%+      1.51%      1.42%
-----------------------------------------------------------------------------------------------------------------------
Class C Shares w/load**            -0.47%       0.68%        2.97%         3.61%         3.06%+      1.51%      1.42%
-----------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

BONDS AND BOND FUNDS WILL TYPICALLY DECREASE IN VALUE AS INTEREST RATES RISE.

 + The performance presented links the performance of the Fiduciary Shares from November 2, 2004 with the performance of Class C Shares on November 29, 2004. Fiduciary Share performance has been adjusted for the contingent deferred sales charge ("CDSC") applicable to Class C Shares but does not reflect the higher Rule 12b-1 fees and expenses applicable to this Class. With these adjustments, performance would be lower than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2010 and ending on November 30, 2011. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

 * Reflects 2.25% front-end sales charge. Prior to December 1, 2005, the front-end sales charge was 3.25%.

**    Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 47

                      TOP TEN HOLDINGS

COMPANY*                                              % OF
                                                   PORTFOLIO
SOUTHEAST WISCONSIN
   PROFESSIONAL BASEBALL
   PARK DISTRICT,
   SALES TAX REVENUE, REFUNDING,
   SER A, RB, NATIONAL-RE INSURED
   5.500%, 12/15/26                                   3.2%

MADISON, COMMUNITY DEVELOPMENT
   AUTHORITY REVENUE,
   WISCONSIN ALUMNI RESEARCH
   FUND PROJECT, RB
   5.000%, 10/01/34                                   3.1

GUAM POWER AUTHORITY,
   SER A, RB, NATIONAL-RE
   IBC BANK INSURED
   5.125%, 10/01/29                                   2.4

PUERTO RICO SALES TAX FINANCING,
   CORPORATE SALES TAX REVENUE,
   FIRST SUB-SER A, RB
   6.375%, 08/01/39                                   2.1

WISCONSIN CENTER DISTRICT,
   SER 1998A, JUNIOR DEDICATED
   TAX REVENUE, RB
   AGM INSURED
   5.250%, 12/15/23                                   1.9

VIRGIN ISLANDS PUBLIC
   FINANCE AUTHORITY,
   GROSS RECEIPTS TAXES
   LOAN NOTES, RB
   NATIONAL-RE FGIC INSURED
   5.000%, 10/01/24                                   1.7

COMMONWEALTH OF PUERTO RICO,
   PUBLIC IMPROVEMENT,
   GO, NATIONAL-RE INSURED,
   6.650%, 07/01/15                                   1.6

PUERTO RICO SALES TAX FINANCING,
   CORPORATE SALES TAX REVENUE,
   FIRST SUB-SER A, RB
   5.500%, 08/01/37                                   1.6

SOUTHEAST WISCONSIN
   PROFESSIONAL BASEBALL
   PARK DISTRICT,
   SALES TAX REVENUE, REFUNDING,
   SER A, RB, NATIONAL-RE INSURED
   5.500%, 12/15/19                                   1.6

PUERTO RICO ELECTRIC POWER
   AUTHORITY,
   SER WW, RB
   5.500%, 07/01/38                                   1.6

                       FUND SECTORS

SECTOR                                               % OF
                                                   PORTFOLIO
REVENUE BONDS                                        92.0%

GENERAL OBLIGATIONS                                   5.7

CERTIFICATE OF PARTICIPATION                          1.2

REGISTERED INVESTMENT COMPANY                         1.1

*     EXCLUDES SHORT-TERM SECURITIES.

WISCONSIN TAX-EXEMPT FUND (UNAUDITED)

PERFORMANCE

For the semi-annual period ended January 31, 2011, HighMark Wisconsin Tax-Exempt Fund (the "Fund") produced a net total return of -2.85% (Class A Shares without load). In comparison, the Fund's benchmark, the unmanaged Barclays Capital Municipal Bond Index, returned -2.84% for the same period.

FACTORS AFFECTING PERFORMANCE

The Fund's reporting period began with strong performance in the municipal bond market. Longer and lower quality issuers outperformed as investors reached for additional yield. November brought a different market as state budget shortfalls grabbed investors' attention. Concern that the Build America Bonds ("BAB") program would either expire at the end of 2010 or the program would extend for another year with a lower subsidy also caused yields to move higher. This concern caused a tremendous amount of BAB bonds to be issued, putting pressure on the secondary market. The BAB program had replaced as much as one-third of the tax-exempt issuance over the past two years with taxable municipal bond issuance, and investors worried that future supply would come in exclusively tax-exempt form. President Obama also extended the Bush-era tax cuts for two additional years, making municipal bonds less attractive to investors. This large amount of new issuance, combined with thin liquidity conditions during the holiday season and renewed concern over state budgets, caused municipal yields to rise sharply in December and January.

The Fund continued to execute a strategy of selling low-yielding, non-rated paper and reinvesting in longer maturities, highly rated, and higher-yielding Wisconsin and territory paper. The Fund took advantage of the large amount of new issuance in the latter half of the reporting period and the market sell-off to add highly-rated, Wisconsin state double-exempt names to the portfolio.

This strategy enhanced the overall yield and liquidity of the Fund. The Fund also continued to look for opportunities in territory paper, specifically from the Virgin Islands and Puerto Rico, which are triple tax-exempt.

However, the investment strategy executed during the reporting period was not enough to overcome the macro-environment changes in the municipal bond market, and the Fund slightly underperformed its benchmark for the reporting period.

48 HIGHMARK(R) FUNDS

HIGHMARK WISCONSIN
TAX-EXEMPT FUND
INVESTMENT OBJECTIVE

HIGHMARK WISCONSIN TAX-EXEMPT FUND SEEKS TO PROVIDE INVESTORS WITH A HIGH LEVEL OF CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND WISCONSIN PERSONAL INCOME TAX.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER
ERIC ZENNER
ZIEGLER CAPITAL MANAGEMENT, LLC

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER
RICHARD SCARGILL
ZIEGLER CAPITAL MANAGEMENT, LLC

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER
PAULA HORN ZIEGLER CAPITAL
MANAGEMENT, LLC

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER
MICHAEL SANDERS
ZIEGLER CAPITAL
MANAGEMENT, LLC

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK WISCONSIN TAX-EXEMPT FUND VERSUS THE BARCLAYS CAPITAL MUNICIPAL BOND INDEX AND THE MORNINGSTAR MUNICIPAL SINGLE STATE INTERMEDIATE CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                            Morningstar Municipal
               HighMark Wisconsin Tax-    Single State Intermediate   Barclays Capital Municipal
             Exempt Fund Class A Shares            Category                Bond Index++
             --------------------------   -------------------------   --------------------------
7/00                 $ 9,775                       $10,000                      $10,000
7/01                 $10,714                       $10,862                      $11,008
7/02                 $11,343                       $11,479                      $11,747
7/03                 $11,827                       $11,769                      $12,170
7/04                 $12,349                       $12,288                      $12,874
7/05                 $12,932                       $12,789                      $13,692
7/06                 $13,192                       $13,011                      $14,041
7/07                 $13,656                       $13,457                      $14,640
7/08                 $13,932                       $13,632                      $15,055
7/09                 $14,336                       $14,216                      $15,824
7/10                 $15,476                       $15,226                      $17,272
1/11                 $15,035                       $14,832                      $16,781

++ Indexes are unmanaged and do not incur fees, expenses or other costs.

-------------------------------------------------------------------------------------------------------------------------
                                                   ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                           SIX MONTH   ONE YEAR      3 YEAR       5 YEAR      10 YEAR       SINCE      EXPENSE   EXPENSE
                            RETURN     RETURN(1)     RETURN       RETURN       RETURN     INCEPTION    RATIO++   RATIO++
-------------------------------------------------------------------------------------------------------------------------
Fiduciary Shares            -2.73%+      0.58%+      2.43%+       2.86%+       3.79%+       4.22%+      1.06%     0.67%
-------------------------------------------------------------------------------------------------------------------------
Class A Shares              -2.85%       0.45%       2.38%        2.84%        3.78%        4.21%       1.31%     0.92%
-------------------------------------------------------------------------------------------------------------------------
Class A Shares w/load*      -5.02%      -1.82%       1.61%        2.37%        3.54%        4.07%       1.31%     0.92%
-------------------------------------------------------------------------------------------------------------------------
Class B Shares              -3.11%      -0.25%       1.65%        2.08%        3.16%+       3.85%+      1.81%     1.62%
-------------------------------------------------------------------------------------------------------------------------
Class B Shares w/load**     -7.88%      -5.09%       0.71%        1.73%        3.16%+       3.85%+      1.81%     1.62%
-------------------------------------------------------------------------------------------------------------------------
Class C Shares              -2.98%       0.01%       1.80%        2.19%        3.21%+       3.87%+      1.56%     1.37%
-------------------------------------------------------------------------------------------------------------------------
Class C Shares w/load***    -3.94%      -0.96%       1.80%        2.19%        3.21%+       3.87%+      1.56%     1.37%
-------------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

BONDS AND BOND FUNDS WILL TYPICALLY DECREASE IN VALUE AS INTEREST RATES RISE.

  + The performance presented links the performance of the Class A Shares from June 13, 1994 with the performance of Class B and Class C Shares on January 6, 2003 and Fiduciary Shares on August 3, 2010. Class A Share performance has been adjusted for the contingent deferred sales charge ("CDSC") applicable to Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. Class A Share performance has been adjusted by removing the sales charge applicable to Class A Shares because Class A Shares bear a sales charge while Fiduciary Shares do not bear a sales charge, but the performance otherwise has not been adjusted to reflect the fees and expenses applicable to Fiduciary Shares. With these adjustments, performance would be lower than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2010 and ending on November 30, 2011. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 2.25% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 49

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, which include, as applicable, redemption fees; and (2) ongoing costs, which include costs for portfolio management, administrative services, distribution fees and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of the mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in each Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates each Fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section is intended to help you compare each Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in each Fund's prospectus. If these fees were applied to your account, your costs would be higher.

                               BEGINNING    ENDING        NET          EXPENSES
                                ACCOUNT     ACCOUNT    ANNUALIZED        PAID
                               VALUE AT    VALUE AT     EXPENSE         DURING
                                8/1/10      1/31/11      RATIOS         PERIOD*
--------------------------------------------------------------------------------
BALANCED FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .....         $1,000.00   $1,118.30      0.99%         $5.29
Class A Shares .......          1,000.00    1,117.20      1.24%          6.62
Class B Shares .......          1,000.00    1,114.00      1.84%          9.80
Class C Shares .......          1,000.00    1,113.70      1.84%          9.80

HYPOTHETICAL 5% RETURN
Fiduciary Shares .....         $1,000.00   $1,020.21      0.99%         $5.04
Class A Shares .......          1,000.00    1,018.95      1.24%          6.31
Class B Shares .......          1,000.00    1,015.93      1.84%          9.35
Class C Shares .......          1,000.00    1,015.93      1.84%          9.35
--------------------------------------------------------------------------------
COGNITIVE VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .....         $1,000.00   $1,194.50      1.19%         $6.58
Class A Shares .......          1,000.00    1,193.10      1.47%          8.13
Class C Shares .......          1,000.00    1,190.00      2.07%         11.43
Class M Shares .......          1,000.00    1,195.70      1.07%          5.92

HYPOTHETICAL 5% RETURN
Fiduciary Shares .....         $1,000.00   $1,019.21      1.19%         $6.06
Class A Shares .......          1,000.00    1,017.80      1.47%          7.48
Class C Shares .......          1,000.00    1,014.77      2.07%         10.51
Class M Shares .......          1,000.00    1,019.81      1.07%          5.45

                               BEGINNING    ENDING        NET          EXPENSES
                                ACCOUNT     ACCOUNT    ANNUALIZED        PAID
                               VALUE AT    VALUE AT     EXPENSE         DURING
                                8/1/10      1/31/11      RATIOS         PERIOD*
--------------------------------------------------------------------------------
CORE EQUITY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .....         $1,000.00   $1,177.00      0.96%         $5.27
Class A Shares .......          1,000.00    1,173.80      1.25%          6.85
Class B Shares .......          1,000.00    1,171.00      1.85%         10.12
Class C Shares .......          1,000.00    1,170.40      1.85%         10.12

HYPOTHETICAL 5% RETURN
Fiduciary Shares .....         $1,000.00   $1,020.37      0.96%         $4.89
Class A Shares .......          1,000.00    1,018.90      1.25%          6.36
Class B Shares .......          1,000.00    1,015.88      1.85%          9.40
Class C Shares .......          1,000.00    1,015.88      1.85%          9.40
--------------------------------------------------------------------------------
ENHANCED GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .....         $1,000.00   $1,232.60      1.09%         $6.13
Class A Shares .......          1,000.00    1,230.90      1.45%          8.15
Class C Shares .......          1,000.00    1,227.40      2.05%         11.51
Class M Shares .......          1,000.00    1,233.70      1.05%          5.91

HYPOTHETICAL 5% RETURN
Fiduciary Shares .....         $1,000.00   $1,019.71      1.09%         $5.55
Class A Shares .......          1,000.00    1,017.90      1.45%          7.37
Class C Shares .......          1,000.00    1,014.87      2.05%         10.41
Class M Shares .......          1,000.00    1,019.91      1.05%          5.35

50 HIGHMARK(R) FUNDS

                               BEGINNING    ENDING         NET         EXPENSES
                                ACCOUNT     ACCOUNT    ANNUALIZED        PAID
                               VALUE AT    VALUE AT      EXPENSE        DURING
                                8/1/10      1/31/11      RATIOS        PERIOD*
--------------------------------------------------------------------------------
EQUITY INCOME FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .....         $1,000.00   $1,176.80      0.90%        $ 4.94
Class A Shares .......          1,000.00    1,171.50      1.15%          6.29
Class B Shares .......          1,000.00    1,168.90      1.75%          9.57
Class C Shares .......          1,000.00    1,168.90      1.75%          9.57

HYPOTHETICAL 5% RETURN
Fiduciary Shares .....         $1,000.00   $1,020.67      0.90%        $ 4.58
Class A Shares .......          1,000.00    1,019.41      1.15%          5.85
Class B Shares .......          1,000.00    1,016.38      1.75%          8.89
Class C Shares .......          1,000.00    1,016.38      1.75%          8.89
--------------------------------------------------------------------------------
FUNDAMENTAL EQUITY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .....         $1,000.00   $1,170.60      0.89%        $ 4.87
Class A Shares .......          1,000.00    1,169.20      1.22%          6.67
Class C Shares .......          1,000.00    1,166.00      1.82%          9.94

HYPOTHETICAL 5% RETURN
Fiduciary Shares .....         $1,000.00   $1,020.72      0.89%        $ 4.53
Class A Shares .......          1,000.00    1,019.06      1.22%          6.21
Class C Shares .......          1,000.00    1,016.03      1.82%          9.25
--------------------------------------------------------------------------------
GENEVA MID CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .....         $1,000.00   $1,234.60      1.12%        $ 6.31
Class A Shares .......          1,000.00    1,232.50      1.38%          7.77
Class B Shares .......          1,000.00    1,229.20      1.98%         11.13
Class C Shares .......          1,000.00    1,228.90      1.98%         11.12

HYPOTHETICAL 5% RETURN
Fiduciary Shares .....         $1,000.00   $1,019.56      1.12%        $ 5.70
Class A Shares .......          1,000.00    1,018.25      1.38%          7.02
Class B Shares .......          1,000.00    1,015.22      1.98%         10.06
Class C Shares .......          1,000.00    1,015.22      1.98%         10.06
--------------------------------------------------------------------------------
GENEVA SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .....         $1,000.00   $1,260.80      1.34%        $ 7.69
Class A Shares .......          1,000.00    1,259.00      1.62%          9.22
Class C Shares .......          1,000.00    1,255.70      2.22%         12.62

HYPOTHETICAL 5% RETURN
Fiduciary Shares .....         $1,000.00   $1,018.40      1.34%        $ 6.87
Class A Shares .......          1,000.00    1,017.04      1.62%          8.24
Class C Shares .......          1,000.00    1,014.01      2.22%         11.27
--------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .....         $1,000.00   $1,175.10      1.45%        $ 7.95
Class A Shares .......          1,000.00    1,173.20      1.62%          8.87
Class C Shares .......          1,000.00    1,168.90      2.27%         12.41
Class M Shares .......          1,000.00    1,176.50      1.27%          6.97

HYPOTHETICAL 5% RETURN
Fiduciary Shares .....         $1,000.00   $1,017.90      1.45%        $ 7.37
Class A Shares .......          1,000.00    1,017.04      1.62%          8.24
Class C Shares .......          1,000.00    1,013.76      2.27%         11.52
Class M Shares .......          1,000.00    1,018.80      1.27%          6.46

                               BEGINNING    ENDING         NET         EXPENSES
                                ACCOUNT     ACCOUNT    ANNUALIZED        PAID
                               VALUE AT    VALUE AT      EXPENSE        DURING
                                8/1/10      1/31/11      RATIOS         PERIOD*
--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .....         $1,000.00   $1,180.60      1.01%        $ 5.55
Class A Shares .......          1,000.00    1,179.30      1.27%          6.98
Class B Shares .......          1,000.00    1,174.70      1.87%         10.25
Class C Shares .......          1,000.00    1,174.80      1.87%         10.25

HYPOTHETICAL 5% RETURN
Fiduciary Shares .....         $1,000.00   $1,020.11      1.01%        $ 5.14
Class A Shares .......          1,000.00    1,018.80      1.27%          6.46
Class B Shares .......          1,000.00    1,015.78      1.87%          9.50
Class C Shares .......          1,000.00    1,015.78      1.87%          9.50
--------------------------------------------------------------------------------
LARGE CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .....         $1,000.00   $1,167.70      0.97%        $ 5.30
Class A Shares .......          1,000.00    1,164.80      1.25%          6.82
Class B Shares .......          1,000.00    1,162.00      1.85%         10.08
Class C Shares .......          1,000.00    1,161.60      1.85%         10.08

HYPOTHETICAL 5% RETURN
Fiduciary Shares .....         $1,000.00   $1,020.32      0.97%        $ 4.94
Class A Shares .......          1,000.00    1,018.90      1.25%          6.36
Class B Shares .......          1,000.00    1,015.88      1.85%          9.40
Class C Shares .......          1,000.00    1,015.88      1.85%          9.40
--------------------------------------------------------------------------------
NYSE ARCA TECH 100 INDEX FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .....         $1,000.00   $1,227.00      0.75%        $ 4.21
Class A Shares .......          1,000.00    1,224.70      1.08%          6.06
Class B Shares .......          1,000.00    1,221.40      1.68%          9.41
Class C Shares .......          1,000.00    1,221.20      1.68%          9.41

HYPOTHETICAL 5% RETURN
Fiduciary Shares .....         $1,000.00   $1,021.42      0.75%        $ 3.82
Class A Shares .......          1,000.00    1,019.76      1.08%          5.50
Class B Shares .......          1,000.00    1,016.74      1.68%          8.54
Class C Shares .......          1,000.00    1,016.74      1.68%          8.54
--------------------------------------------------------------------------------
SMALL CAP ADVANTAGE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .....         $1,000.00   $1,266.20      1.31%        $ 7.48
Class A Shares .......          1,000.00    1,264.70      1.62%          9.25
Class C Shares .......          1,000.00    1,260.90      2.22%         12.65

HYPOTHETICAL 5% RETURN
Fiduciary Shares .....         $1,000.00   $1,018.60      1.31%        $ 6.67
Class A Shares .......          1,000.00    1,017.04      1.62%          8.24
Class C Shares .......          1,000.00    1,014.01      2.22%         11.27
--------------------------------------------------------------------------------
SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .....         $1,000.00   $1,185.50      1.24%        $ 6.83
Class A Shares .......          1,000.00    1,183.30      1.50%          8.25
Class B Shares .......          1,000.00    1,179.70      2.10%         11.54
Class C Shares .......          1,000.00    1,179.30      2.10%         11.54

HYPOTHETICAL 5% RETURN
Fiduciary Shares .....         $1,000.00   $1,018.95      1.24%        $ 6.31
Class A Shares .......          1,000.00    1,017.64      1.50%          7.63
Class B Shares .......          1,000.00    1,014.62      2.10%         10.66
Class C Shares .......          1,000.00    1,014.62      2.10%         10.66

                                                            HIGHMARK(R) FUNDS 51

DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONCLUDED)

                               BEGINNING    ENDING         NET         EXPENSES
                                ACCOUNT     ACCOUNT    ANNUALIZED        PAID
                               VALUE AT    VALUE AT      EXPENSE        DURING
                                8/1/10      1/31/11      RATIOS        PERIOD*
--------------------------------------------------------------------------------
VALUE MOMENTUM FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .....         $1,000.00   $1,189.10      1.02%        $ 5.63
Class A Shares .......          1,000.00    1,187.20      1.27%          7.00
Class B Shares .......          1,000.00    1,184.00      1.87%         10.29
Class C Shares .......          1,000.00    1,184.20      1.87%         10.30

HYPOTHETICAL 5% RETURN
Fiduciary Shares .....         $1,000.00   $1,020.06      1.02%        $ 5.19
Class A Shares .......          1,000.00    1,018.80      1.27%          6.46
Class B Shares .......          1,000.00    1,015.78      1.87%          9.50
Class C Shares .......          1,000.00    1,015.78      1.87%          9.50
--------------------------------------------------------------------------------
CAPITAL GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .....         $1,000.00   $1,171.20      0.32%        $ 1.75
Class A Shares .......          1,000.00    1,169.90      0.58%          3.17
Class C Shares .......          1,000.00    1,165.70      1.28%          6.99

HYPOTHETICAL 5% RETURN
Fiduciary Shares .....         $1,000.00   $1,023.54      0.32%        $ 1.63
Class A Shares .......          1,000.00    1,022.28      0.58%          2.96
Class C Shares .......          1,000.00    1,018.75      1.28%          6.51
--------------------------------------------------------------------------------
DIVERSIFIED EQUITY ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .....         $1,000.00   $1,184.90      0.32%        $ 1.76
Class A Shares .......          1,000.00    1,183.80      0.58%          3.19
Class C Shares .......          1,000.00    1,179.10      1.27%          6.98

HYPOTHETICAL 5% RETURN
Fiduciary Shares .....         $1,000.00   $1,023.54      0.32%        $ 1.63
Class A Shares .......          1,000.00    1,022.28      0.58%          2.96
Class C Shares .......          1,000.00    1,018.75      1.27%          6.46
--------------------------------------------------------------------------------
GROWTH & INCOME ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .....         $1,000.00   $1,136.60      0.32%        $ 1.72
Class A Shares .......          1,000.00    1,134.60      0.58%          3.12
Class C Shares .......          1,000.00    1,131.00      1.28%          6.88

HYPOTHETICAL 5% RETURN
Fiduciary Shares .....         $1,000.00   $1,023.54      0.32%        $ 1.63
Class A Shares .......          1,000.00    1,022.33      0.58%          2.96
Class C Shares .......          1,000.00    1,018.80      1.28%          6.51
--------------------------------------------------------------------------------
INCOME PLUS ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .....         $1,000.00   $1,084.10      0.33%        $ 1.73
Class A Shares .......          1,000.00    1,082.80      0.58%          3.04
Class C Shares .......          1,000.00    1,078.80      1.28%          6.71

HYPOTHETICAL 5% RETURN
Fiduciary Shares .....         $1,000.00   $1,023.54      0.33%        $ 1.68
Class A Shares .......          1,000.00    1,022.28      0.58%          2.96
Class C Shares .......          1,000.00    1,018.75      1.28%          6.51

                               BEGINNING    ENDING         NET         EXPENSES
                                ACCOUNT     ACCOUNT    ANNUALIZED        PAID
                               VALUE AT    VALUE AT      EXPENSE        DURING
                                8/1/10      1/31/11      RATIOS        PERIOD*
--------------------------------------------------------------------------------
BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .....         $1,000.00   $1,013.90      0.79%         $4.01
Class A Shares .......          1,000.00    1,012.00      1.04%          5.27
Class B Shares .......          1,000.00    1,008.50      1.72%          8.71
Class C Shares .......          1,000.00    1,010.80      1.47%          7.45

HYPOTHETICAL 5% RETURN
Fiduciary Shares .....         $1,000.00   $1,021.22      0.79%         $4.02
Class A Shares .......          1,000.00    1,019.96      1.04%          5.30
Class B Shares .......          1,000.00    1,016.53      1.72%          8.74
Class C Shares .......          1,000.00    1,017.80      1.47%          7.48
--------------------------------------------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .....         $1,000.00   $  983.50      0.54%         $2.70
Class A Shares .......          1,000.00      982.20      0.79%          3.95
Class B Shares .......          1,000.00      978.60      1.49%          7.43
Class C Shares .......          1,000.00      979.90      1.24%          6.19

HYPOTHETICAL 5% RETURN
Fiduciary Shares .....         $1,000.00   $1,022.48      0.54%         $2.75
Class A Shares .......          1,000.00    1,021.22      0.79%          4.02
Class B Shares .......          1,000.00    1,017.69      1.49%          7.58
Class C Shares .......          1,000.00    1,018.95      1.24%          6.31
--------------------------------------------------------------------------------
NATIONAL INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .....         $1,000.00   $  984.30      0.52%         $2.60
Class A Shares .......          1,000.00      983.10      0.77%          3.85
Class C Shares .......          1,000.00      981.70      1.22%          6.09

HYPOTHETICAL 5% RETURN
Fiduciary Shares .....         $1,000.00   $1,022.58      0.52%         $2.65
Class A Shares .......          1,000.00    1,021.32      0.77%          3.92
Class C Shares .......          1,000.00    1,019.06      1.22%          6.21
--------------------------------------------------------------------------------
SHORT TERM BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .....         $1,000.00   $1,010.00      0.67%         $3.39
Class A Shares .......          1,000.00    1,008.60      0.95%          4.81
Class C Shares .......          1,000.00    1,005.30      1.40%          7.08

HYPOTHETICAL 5% RETURN
Fiduciary Shares .....         $1,000.00   $1,021.83      0.67%         $3.41
Class A Shares .......          1,000.00    1,020.42      0.95%          4.84
Class C Shares .......          1,000.00    1,018.15      1.40%          7.12
--------------------------------------------------------------------------------
WISCONSIN TAX-EXEMPT FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares** ...         $1,000.00   $  972.70      0.65%         $3.20
Class A Shares .......          1,000.00      971.50      0.90%          4.47
Class B Shares .......          1,000.00      968.90      1.60%          7.94
Class C Shares .......          1,000.00      970.20      1.35%          6.70

HYPOTHETICAL 5% RETURN
Fiduciary Shares** ...         $1,000.00   $1,021.69      0.65%         $3.28
Class A Shares .......          1,000.00    1,020.67      0.90%          4.58
Class B Shares .......          1,000.00    1,017.14      1.60%          8.13
Class C Shares .......          1,000.00    1,018.40      1.35%          6.87

----------
  * Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

 **   Share Class Inception Date - 08/03/10

52 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

BALANCED FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 64.1%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 5.2%
      Carnival                                            4,785   $     213,937
      Dick's Sporting Goods *                             4,630         167,097
      Kohl's *                                            2,887         146,602
      Las Vegas Sands *                                   5,055         235,007
      Staples                                             8,605         191,978
      Starwood Hotels & Resorts Worldwide                 2,840         167,475
      Tiffany & Co.                                       2,260         131,374
      Yum! Brands                                         2,450         114,562
                                                                  -------------
                                                                      1,368,032
                                                                  -------------
   CONSUMER STAPLES - 6.2%
      Altria Group                                        9,460         222,405
      Anheuser-Busch InBev NV, SP ADR                     3,630         200,775
      Kraft Foods, Cl A                                   7,570         231,415
      Mead Johnson Nutrition                              1,720          99,708
      Philip Morris International                         5,700         326,268
      Procter & Gamble                                    4,505         284,401
      Wal-Mart Stores                                     4,535         254,277
                                                                  -------------
                                                                      1,619,249
                                                                  -------------
   ENERGY - 11.8%
      BG Group PLC, SP ADR                                2,620         295,300
      Cameron International *                             4,975         265,168
      EOG Resources                                       1,510         160,649
      Exxon Mobil                                         6,915         557,902
      Occidental Petroleum                                5,160         498,869
      QEP Resources                                       6,140         249,530
      Schlumberger                                        3,720         331,043
      Suncor Energy ++                                   12,260         508,913
      Tenaris, ADR                                        3,620         170,755
      Ultra Petroleum *                                   1,510          72,072
                                                                  -------------
                                                                      3,110,201
                                                                  -------------
   FINANCIALS - 7.8%
      Goldman Sachs Group                                 2,755         450,773
      Greenhill & Co.                                     3,515         244,011
      Hanover Insurance Group                             8,300         392,590
      JPMorgan Chase                                     10,450         469,623
      Wells Fargo                                        14,850         481,437
                                                                  -------------
                                                                      2,038,434
                                                                  -------------
   HEALTH CARE - 5.2%
      Baxter International                                1,650          80,008
      Express Scripts *                                   3,730         210,111
      Gilead Sciences *                                   7,640         293,223
      Pfizer                                             20,477         373,091
      UnitedHealth Group                                  5,410         222,081
      WellPoint *                                         3,020         187,602
                                                                  -------------
                                                                      1,366,116
                                                                  -------------
   INDUSTRIAL - 9.3%
      3M                                                  3,050         268,156
      Danaher                                            18,390         847,043

--------------------------------------------------------------------------------
Description                                          Shares/Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - (CONTINUED)
      Deere                                               3,185   $     289,517
      Donaldson                                           5,160         302,376
      Emerson Electric                                    2,150         126,592
      General Electric                                    5,990         120,639
      Rockwell Collins                                    4,190         268,747
      Stericycle *                                        2,730         214,278
                                                                  -------------
                                                                      2,437,348
                                                                  -------------
   INFORMATION TECHNOLOGY - 12.5%
      Accenture, Cl A ++                                  2,340         120,440
      Analog Devices                                      5,670         220,166
      Apple *                                             1,510         512,373
      Autodesk *                                          4,330         176,144
      Broadcom, Cl A                                      5,360         241,682
      Cisco Systems *                                     6,825         144,349
      EMC *                                              14,740         366,879
      Google, Cl A *                                        820         492,295
      Linear Technology                                   5,835         203,000
      NetApp *                                            3,100         169,663
      Oracle                                             15,450         494,864
      QUALCOMM                                            2,600         140,738
                                                                  -------------
                                                                      3,282,593
                                                                  -------------
   MATERIALS - 4.9%
      Ecolab                                              7,600         377,644
      Praxair                                             7,020         653,141
      Weyerhaeuser                                       11,104         257,391
                                                                  -------------
                                                                      1,288,176
                                                                  -------------
   UTILITIES - 1.2%
      ITC Holdings                                        1,745         114,647
      Questar                                             6,390         111,378
      Wisconsin Energy                                    1,525          91,942
                                                                  -------------
                                                                        317,967
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $11,948,879)                                          16,828,116
                                                                  -------------

--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 13.7%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 1.3%
      Comcast
         5.700%, 07/01/19                            $  100,000         109,053
      Georgia-Pacific (A)
         8.250%, 05/01/16                                50,000          56,250
      Staples
         9.750%, 01/15/14                                50,000          60,931
      Time Warner Entertainment
         8.375%, 03/15/23                               100,000         126,401
                                                                  -------------
                                                                        352,635
                                                                  -------------

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 53

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

BALANCED FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   ENERGY - 2.1%
      El  Paso Pipeline Partners Operating
         4.100%, 11/15/15                            $  100,000   $     100,838
      Energy Transfer Partners
         9.700%, 03/15/19                               100,000         131,060
      Enterprise Products Operating
         5.200%, 09/01/20                               150,000         155,023
      Magellan Midstream Partners
         6.550%, 07/15/19                                50,000          57,137
      Petrobras International Finance
         3.875%, 01/27/16                                50,000          50,474
      Williams Partners
         4.125%, 11/15/20                                50,000          47,162
                                                                  -------------
                                                                        541,694
                                                                  -------------
   FINANCIALS - 4.8%
      American International Group
         3.650%, 01/15/14                                60,000          61,734
      Bank of America, MTN
         5.650%, 05/01/18                               100,000         104,157
      Berkshire Hathaway Finance
         5.400%, 05/15/18                                50,000          55,180
      BNP Paribas
         5.000%, 01/15/21                                50,000          50,009
      Boston Properties
         4.125%, 05/15/21                                50,000          47,831
      GE Global Insurance
         7.750%, 06/15/30                               200,000         220,009
      General Electric Capital
         2.250%, 11/09/15                               100,000          96,149
      JPMorgan Chase
         3.125%, 12/01/11                               100,000         102,334
         4.250%, 10/15/20                               100,000          96,317
      Lehman Brothers Holdings, MTN (B)
         5.625%, 01/24/13                               125,000          31,094
      Morgan Stanley
         6.750%, 04/15/11                               100,000         101,212
      NASDAQ OMX Group
         5.250%, 01/16/18                                50,000          51,002
      Wachovia Capital Trust I (A)
         7.640%, 01/15/27                               100,000         100,222
      Wells Fargo
         3.000%, 12/09/11                               150,000         153,390
                                                                  -------------
                                                                      1,270,640
                                                                  -------------

   HEALTH CARE - 1.4%
      Boston Scientific
         6.000%, 01/15/20                                50,000          51,818
      HCA
         7.875%, 02/01/11                                40,000          40,000
      Laboratory Corp of America Holdings
         4.625%, 11/15/20                                50,000          49,900
      UnitedHealth Group
         5.250%, 03/15/11                               150,000         150,781

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   HEALTH CARE - (CONTINUED)
      Wellpoint
         6.000%, 02/15/14                            $   58,000   $      64,469
                                                                  -------------
                                                                        356,968
                                                                  -------------
   INDUSTRIAL - 1.3%
      American Airlines, Ser 11-1A
         5.250%, 01/31/21                                50,000          50,125
      Continental Airlines, Ser 10-1A
         4.750%, 01/12/21                                75,000          75,187
      Delta Air Lines, Ser 10-2A
         4.950%, 05/23/19                                75,000          76,312
      General Electric
         5.000%, 02/01/13                                75,000          80,245
      L-3 Communications
         5.875%, 01/15/15                                50,000          51,000
                                                                  -------------
                                                                        332,869
                                                                  -------------
   INFORMATION TECHNOLOGY - 0.3%
      Broadcom (A)
         2.375%, 11/01/15                                50,000          48,735
      International Business Machines
         6.500%, 01/15/28                                25,000          29,473
                                                                  -------------
                                                                         78,208
                                                                  -------------
   MATERIALS - 1.0%
      Dow Chemical
         4.250%, 11/15/20                                75,000          71,804
      Rio Tinto Finance USA
         6.500%, 07/15/18                               100,000         116,106
      Teck Resources
         10.250%, 05/15/16                               50,000          61,250
                                                                  -------------
                                                                        249,160
                                                                  -------------
   TELECOMMUNICATION SERVICES - 0.5%
      Bell Atlantic Maryland
         8.000%, 10/15/29                                75,000          80,899
      New England Telephone & Telegraph
         7.875%, 11/15/29                                50,000          56,945
                                                                  -------------
                                                                        137,844
                                                                  -------------
   UTILITIES - 1.0%
      Duke Energy
         6.300%, 02/01/14                               100,000         112,081
      Great River Energy (A)
         4.478%, 07/01/30                                50,000          48,188
      Virginia Electric & Power, Ser A
         4.750%, 03/01/13                               100,000         107,327
                                                                  -------------
                                                                        267,596
                                                                  -------------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $3,602,357)                                               3,587,614
                                                                  -------------

        The accompanying notes are an integral part of the financial statements.

54 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

BALANCED FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 4.2%
--------------------------------------------------------------------------------
      FHLMC Gold
         6.000%, 09/01/17                            $   50,037   $      54,494
         5.000%, 10/01/20                                21,679          23,163
         4.500%, 03/01/18                                19,500          20,580
         4.500%, 05/01/19                                29,193          30,870
      FNMA
         8.000%, 05/01/25                                10,625          12,280
         7.000%, 07/01/26                                14,297          16,249
         7.000%, 12/01/27                                13,689          15,573
         6.500%, 05/01/14                                17,455          19,073
         6.500%, 01/01/28                                14,206          15,949
         6.000%, 02/01/17                                55,997          61,065
         6.000%, 03/01/28                                18,247          20,119
         5.500%, 12/01/17                                55,494          60,012
         5.000%, 12/01/17                                15,619          16,693
         5.000%, 04/01/18                                74,075          79,400
         5.000%, 11/01/18                                 8,467           9,075
         5.000%, 03/01/34                               140,782         148,531
         4.500%, 02/01/19                                72,138          76,382
         4.500%, 05/01/19                               176,913         187,101
         4.500%, 06/01/19                                23,549          24,905
         4.000%, 09/01/18                                17,281          18,025
      FNMA, CMO REMIC Ser 2003-25, Cl CD
         3.500%, 03/25/17                                31,600          31,910
      GNMA
         7.000%, 02/15/26                                16,348          18,853
         7.000%, 10/15/27                                15,938          18,398
         7.000%, 03/15/29                                18,014          20,826
         6.500%, 05/15/28                                16,994          19,246
         6.500%, 01/15/29                                27,661          31,327
         6.000%, 04/15/29                                46,789          51,631
                                                                  -------------
      TOTAL U.S. GOVERNMENT AGENCY
         MORTGAGE-BACKED OBLIGATIONS
         (Cost $1,030,160)                                            1,101,730
                                                                  -------------

--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - 3.7%
--------------------------------------------------------------------------------
      Chase Mortgage Finance,
         Ser 2004-S1, CI A3
         5.500%, 02/25/19                                86,493          89,507
      Citicorp Mortgage Securities,
         Ser 2003-10, Cl A1
         4.500%, 11/25/18                                95,293          98,362
      CS First Boston Mortgage
         Securities, Ser 2005-C1, Cl A4 (C)
         5.014%, 02/15/38                               150,000         159,218
      Lehman Mortgage Trust,
         Ser 2007-8, Cl 1A1
         6.000%, 09/25/37                               184,745         165,305
      Merrill Lynch Mortgage Trust,
         Ser 2002-MW1, CI A3
         5.403%, 07/12/34                                 1,015           1,015

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - (CONTINUED)
--------------------------------------------------------------------------------
      Morgan Stanley Capital I,
         Ser 2003-T11, Cl A4
         5.150%, 06/13/41                            $  100,000   $     106,295
      Residential Funding Mortgage
         Securities I, Ser 2004-S3, Cl A1
         4.750%, 03/25/19                                48,350          49,717
      Wells Fargo Mortgage Backed
         Securities Trust, Ser 2007-7, Cl A1
         6.000%, 06/25/37                               178,081         168,174
      Wells Fargo Mortgage Backed
         Securities Trust, Ser 2004-2, Cl A1
         5.000%, 01/25/19                               111,044         115,071
      Wells Fargo Mortgage Backed
         Securities Trust, Ser 2003-M, Cl A1 (C)
         4.689%, 12/25/33                                31,319          32,395
                                                                  -------------
      TOTAL MORTGAGE-BACKED SECURITIES
         (Cost $985,216)                                                985,059
                                                                  -------------
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - 1.6%
--------------------------------------------------------------------------------
      Ally Master Owner Trust,
         Ser 2011-1, Cl A2
         2.150%, 01/15/16                                75,000          75,003
      Centerpoint Energy Transition Bond,
         Ser 2005-A, Cl A3
         5.090%, 08/01/15                               125,000         136,236
      Centerpoint Energy Transition Bond,
         Ser 2001-1, Cl A4
         5.630%, 09/15/15                                65,158          69,886
      TXU Electric Delivery Transition Bond,
         Ser 2004-1, Cl A3
         5.290%, 05/15/18                               120,000         134,318
                                                                  -------------
      TOTAL ASSET-BACKED SECURITIES
         (Cost $398,661)                                                415,443
                                                                  -------------

--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATION - 1.2%
--------------------------------------------------------------------------------
      U.S. Treasury Note
         3.000%, 09/30/16                               300,000         312,188
                                                                  -------------
      TOTAL U.S. TREASURY OBLIGATION
         (Cost $298,269)                                                312,188
                                                                  -------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 0.8%
--------------------------------------------------------------------------------
   CALIFORNIA - 0.7%
      California State, Build America Bonds,
         Taxable, GO
         7.600%, 11/01/40                                35,000          36,271
      Los Angeles, Department of Water &
         Power Revenue, Build America Bonds,
         Taxable, RB
         6.574%, 07/01/45                                50,000          49,904

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 55

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

BALANCED FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                          Par/Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
      Metropolitan Water District of
         Southern California, Build
         America Bonds, Taxable, RB
         6.947%, 07/01/40                            $   50,000   $      51,822
      University of California Revenue,
         Build America Bonds, Taxable,
         RB (C)
         1.988%, 05/15/50                                50,000          49,714
                                                                  -------------
                                                                        187,711
                                                                  -------------
   NEW JERSEY - 0.1%
      New Jersey State, Turnpike Authority
         Turnpike Revenue, Build America
         Bonds, Taxable, RB
         7.102%, 01/01/41                                25,000          26,657
                                                                  -------------
                                                                         26,657
                                                                  -------------
      TOTAL MUNICIPAL BONDS
         (Cost $210,224)                                                214,368
                                                                  -------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 0.5%
--------------------------------------------------------------------------------
      Financial Select Sector SPDR ETF                    8,770         143,828
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $83,235)                                                 143,828
                                                                  -------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 10.5%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.210%, dated 01/31/11, matures on
         02/01/11, repurchase price $2,751,778
         (collateralized by a U.S. Treasury Note
         obligation, par value $2,795,000,
         0.875%, 01/31/12, total market
         value $2,811,159)                           $2,751,762       2,751,762
                                                                  -------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $2,751,762)                                            2,751,762
                                                                  -------------
   TOTAL INVESTMENTS - 100.3%
      (Cost $21,308,763)                                             26,340,108
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - (0.3)%                            (78,774)
                                                                  -------------
   NET ASSETS - 100.0%                                            $  26,261,334
                                                                  =============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(A) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3(A)-4, 4(2) OR RULE 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THESE SECURITIES AS OF JANUARY 31, 2011 WERE $253,395 AND REPRESENTED 1.0% OF NET ASSETS.

(B) THE ISSUER IS IN DEFAULT OF CERTAIN DEBT COVENANTS. INCOME IS NOT BEING ACCRUED. AS OF JANUARY 31, 2011, THE VALUE OF THESE SECURITIES AMOUNTED TO $31,094, WHICH REPRESENTS 0.1% OF NET ASSETS.

(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2011.

ADR -   AMERICAN DEPOSITARY RECEIPT

CL -    CLASS

CMO -   COLLATERALIZED MORTGAGE OBLIGATION

ETF -   EXCHANGE TRADED FUND

FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA -  FEDERAL NATIONAL MORTGAGE ASSOCIATION

GNMA -  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

GO -    GENERAL OBLIGATION

MTN -   MEDIUM TERM NOTE

PLC -   PUBLIC LIABILITY COMPANY

RB -    REVENUE BOND

REMIC - REAL ESTATE MORTGAGE INVESTMENT CONDUIT

SER -   SERIES

SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

SPDR -  STANDARD & POOR'S DEPOSITARY RECEIPTS

        The accompanying notes are an integral part of the financial statements.

56 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

BALANCED FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of January 31, 2011 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                         LEVEL 2        LEVEL 3
                                                         TOTAL FAIR       LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                          VALUE AT         QUOTED       OBSERVABLE   UNOBSERVABLE
                                                          01/31/11         PRICE          INPUTS        INPUTS
                                                        ------------   -------------   -----------   ------------
   Common Stock **                                      $ 16,828,116   $  16,828,116   $        --   $         --
   Corporate Obligations                                   3,587,614              --     3,587,614             --
   U.S. Government Agency Mortgage-Backed Obligations      1,101,730              --     1,101,730             --
   Mortgage-Backed Securities                                985,059              --       985,059             --
   Asset-Backed Securities                                   415,443              --       415,443             --
   U.S. Treasury Obligation                                  312,188              --       312,188             --
   Municipal Obligations                                     214,368              --       214,368             --
   Registered Investment Company                             143,828         143,828            --             --
   Repurchase Agreement                                    2,751,762              --     2,751,762             --
                                                        ------------   -------------   -----------   ------------
Total:                                                  $ 26,340,108   $  16,971,944   $ 9,368,164   $         --
                                                        ============   =============   ===========   ============

**    See schedule of investments detail for industry breakout.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 57

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011

COGNITIVE VALUE FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 95.5%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 14.0%
      Arctic Cat *                                       27,555   $     441,431
      Bob Evans Farms                                    16,000         503,680
      Brinker International                              31,400         738,842
      Brown Shoe                                         21,700         274,939
      Cato, Cl A                                         33,000         806,520
      Childrens Place Retail Stores *                     6,500         272,285
      Cinemark Holdings                                  12,500         211,875
      Collectors Universe                                21,200         293,620
      Core-Mark Holding *                                12,800         433,152
      Destination Maternity *                             3,473         140,761
      Dorman Products *                                  13,400         431,078
      DSW, Cl A *                                        15,600         519,324
      Emerson Radio                                     119,900         255,387
      Federal-Mogul *                                    11,600         273,296
      Finish Line, Cl A                                  44,400         683,316
      Flexsteel Industries                               19,600         331,632
      Foot Locker                                        40,300         719,758
      Full House Resorts *                              132,200         593,578
      Global Traffic Network *                           23,300         250,009
      Harman International Industries *                   4,800         207,936
      JAKKS Pacific *                                    39,200         677,768
      Johnson Outdoors, Cl A *                           13,800         210,036
      LaCrosse Footwear                                     500           7,715
      Lifetime Brands *                                  39,800         482,774
      Meredith                                           12,800         431,360
      Motorcar Parts of America *                        33,800         486,720
      Nathan's Famous *                                  18,900         305,424
      RG Barry                                           22,000         232,760
      Ruby Tuesday *                                     13,000         175,240
      Ruth's Hospitality Group *                         36,700         171,022
      Standard Motor Products                            24,500         296,695
      Sturm Ruger & Co                                    6,137          91,503
      Timberland, Cl A *                                 29,000         775,170
      Williams-Sonoma                                     5,600         180,320
                                                                  -------------
                                                                     12,906,926
                                                                  -------------
   CONSUMER STAPLES - 3.4%
      B&G Foods, Cl A                                    28,800         386,784
      Corn Products International                        12,300         567,399
      Inter Parfums                                      28,000         499,520
      Nash Finch                                          4,700         177,049
      National Beverage                                  21,700         291,865
      Oil-Dri                                             6,300         120,204
      Smithfield Foods *                                 15,700         312,587
      Susser Holdings *                                  53,500         771,470
                                                                  -------------
                                                                      3,126,878
                                                                  -------------
   ENERGY - 7.6%
      Basic Energy Services *                            15,500         283,030
      Complete Production Services *                     33,400         933,196
      Contango Oil & Gas *                               16,500         957,000
      Gran Tierra Energy * ++                            33,700         304,311

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
      International Coal Group *                         96,200   $     889,850
      Newpark Resources *                                46,300         276,874
      Petroleum Development *                             8,200         373,182
      REX American Resources *                           11,100         167,166
      SEACOR Holdings                                     6,800         718,692
      Stone Energy *                                     16,600         385,950
      TETRA Technologies *                               61,700         700,295
      VAALCO Energy *                                    66,300         482,664
      W&T Offshore                                       27,100         551,485
                                                                  -------------
                                                                      7,023,695
                                                                  -------------
   FINANCIALS - 20.5%
      1st Source                                         38,600         727,610
      Advance America Cash Advance Centers               56,090         343,271
      Agree Realty REIT                                  22,200         516,150
      Alliance Financial                                 21,900         650,649
      Allied World Assurance Company
         Holdings ++                                     14,800         892,884
      Ashford Hospitality Trust REIT *                   27,700         270,075
      B of I Holding *                                   26,600         401,926
      Banco Latinoamericano de Comercio
         Exterior SA, Cl E ++                            10,800         186,732
      BBVA Banco Frances SA, ADR                         49,400         539,942
      Calamos Asset Management, Cl A                     28,000         430,640
      Citizens & Northern                                15,300         239,292
      Community Bank System                               9,800         247,744
      Compass Diversified Holdings                       43,400         749,084
      Dime Community Bancshares                          25,700         387,556
      Endurance Specialty Holdings ++                    18,900         878,661
      EZCORP, Cl A *                                      8,100         217,890
      Financial Institutions                             37,400         722,942
      Flagstone Reinsurance Holdings ++                  14,700         180,222
      Flushing Financial                                 43,900         625,575
      Getty Realty REIT                                   8,100         235,224
      Hospitality Properties Trust REIT                  24,400         606,828
      Maiden Holdings ++                                101,300         810,400
      MFA Financial REIT                                 29,600         241,832
      Mission West Properties REIT                       62,200         426,692
      Montpelier Re Holdings ++                          46,400         921,040
      Nelnet, Cl A                                       10,500         235,410
      New Hampshire Thrift Bancshares                    22,500         295,875
      One Liberty Properties REIT                        38,000         614,840
      OneBeacon Insurance Group, Cl A                    28,200         387,750
      Primerica                                           9,100         220,220
      Protective Life                                    17,200         474,204
      PS Business Parks REIT                              4,600         267,766
      RenaissanceRe Holdings ++                           3,500         229,670
      Republic Bancorp, Cl A                             34,500         658,605
      Senior Housing Properties Trust REIT               26,000         582,920
      Trustmark                                          28,700         688,513
      Universal Insurance Holdings                       89,000         482,380
      Urstadt Biddle Properties, Cl A REIT               14,300         277,563
      Virginia Commerce Bancorp *                        30,500         183,305

        The accompanying notes are an integral part of the financial statements.

58 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011

COGNITIVE VALUE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      WesBanco                                           28,400   $     535,340
      World Acceptance *                                  4,800         269,568
                                                                  -------------
                                                                     18,854,790
                                                                  -------------
   HEALTH CARE - 5.9%
      AMERIGROUP *                                       16,700         874,579
      Five Star Quality Care *                           65,200         408,152
      Healthspring *                                     37,300       1,133,547
      Kindred Healthcare *                                9,600         179,616
      Magellan Health Services *                          8,700         421,167
      Medicines *                                        30,300         475,104
      Medicis Pharmaceutical, Cl A                       11,200         284,816
      Metropolitan Health Networks *                     25,100         114,958
      National Healthcare                                12,900         571,083
      Par Pharmaceutical *                                6,900         246,468
      PDI *                                               9,841          79,466
      Providence Service *                               20,000         284,600
      Synergetics USA *                                  81,700         375,820
                                                                  -------------
                                                                      5,449,376
                                                                  -------------
   INDUSTRIAL - 16.8%
      Aircastle                                          42,600         452,412
      Alaska Air Group *                                 10,300         610,172
      Applied Industrial Technologies                    27,900         883,314
      Atlas Air Worldwide Holdings *                     10,300         523,343
      Cascade                                             4,800         225,936
      Crane                                               5,400         239,814
      DXP Enterprises *                                  20,700         450,846
      Espey Manufacturing & Electronics                  10,600         229,172
      Fly Leasing, ADR                                   39,400         533,082
      Franklin Electric                                   4,900         201,292
      Great Lakes Dredge & Dock                         101,000         839,310
      Heidrick & Struggles International                 10,400         278,616
      Intersections                                      32,100         316,506
      Kadant *                                            8,400         177,744
      Key Technology *                                   13,600         225,488
      L.B. Foster, Cl A *                                22,700         902,325
      L.S. Starrett, Cl A                                21,500         268,965
      M&F Worldwide *                                    30,500         735,965
      Macquarie Infrastructure *                         15,300         324,207
      MasTec *                                           34,100         519,002
      Miller Industries                                  49,800         759,948
      Mueller Industries                                  8,700         284,490
      NACCO Industries, Cl A                              8,700         872,175
      NN *                                               41,100         538,821
      Pinnacle Airlines *                                32,200         232,162
      R.R. Donnelley & Sons                              40,300         714,116
      RCM Technologies *                                 55,100         251,807
      Ryder System                                        2,800         134,624
      Schawk                                             11,665         212,770
      SFN Group *                                         7,600          73,568
      SL Industries *                                    16,300         301,224

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - (CONTINUED)
      Sparton *                                          99,100   $     846,314
      Star Bulk Carriers ++                              44,320         114,789
      Team *                                             18,800         480,528
      Timken                                             15,800         742,916
                                                                  -------------
                                                                     15,497,763
                                                                  -------------
   INFORMATION TECHNOLOGY - 15.6%
      Amtech Systems *                                   20,300         519,883
      Arrow Electronics *                                21,700         820,260
      ASM International NV * ++                          22,500         818,775
      Brightpoint *                                      34,100         309,458
      Coherent *                                         12,100         647,955
      CSG Systems International *                        41,300         803,285
      DDi                                                49,000         551,985
      Easylink Services International, Cl A *           126,400         505,600
      Entegris *                                         36,400         278,460
      Fabrinet *                                         17,400         416,730
      Insight Enterprises *                              50,300         700,176
      Internet Initiative Japan, SP ADR                  34,400         247,680
      Kemet *                                            62,300         971,880
      Lattice Semiconductor *                           154,100         960,043
      MAXIMUS                                             8,800         597,080
      Micrel                                             19,600         262,444
      Monotype Imaging Holdings *                        39,700         446,030
      Net 1 UEPS Technologies * ++                       84,100         972,196
      NetScout Systems *                                 19,800         453,816
      Progress Software *                                 9,450         270,648
      Sierra Wireless * ++                               23,600         334,412
      Tech Data *                                         9,100         426,881
      TeleTech Holdings *                                17,800         381,098
      Viasystems Group *                                 20,600         416,738
      Vishay Intertechnology *                           58,600         966,900
      Westell Technologies, Cl A *                       73,800         228,780
                                                                  -------------
                                                                     14,309,193
                                                                  -------------
   MATERIALS - 7.1%
      Arch Chemicals                                     10,500         380,520
      Boise                                              34,100         306,559
      Chase                                              15,600         240,240
      Clearwater Paper *                                  4,500         355,860
      Domtar ++                                          10,500         923,265
      Ferro *                                            11,800         181,956
      Innospec *                                         48,300         971,796
      KapStone Paper and Packaging *                     58,800       1,001,364
      Neenah Paper                                       19,100         367,866
      PolyOne *                                          30,000         394,500
      Quaker Chemical                                     4,200         161,196
      TPC Group *                                        24,700         778,050
      UFP Technologies *                                 26,400         453,024
                                                                  -------------
                                                                      6,516,196
                                                                  -------------

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 59

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011

COGNITIVE VALUE FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   TELECOMMUNICATION SERVICES - 0.4%
      USA Mobility                                       19,600   $     334,768
                                                                  -------------
   UTILITIES - 4.2%
      AGL Resources                                      26,600         976,220
      DPL                                                31,100         814,198
      Otter Tail                                         10,000         226,700
      Pepco Holdings                                     12,600         233,982
      TECO Energy                                        18,200         335,062
      Unisource Energy                                   16,500         590,864
      Vectren                                            25,800         683,441
                                                                  -------------
                                                                      3,860,467
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $75,455,604)                                          87,880,052
                                                                  -------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANIES - 3.2%
--------------------------------------------------------------------------------
      iShares Russell 2000 Value Index Fund ETF          14,000         994,000
      iShares S&P SmallCap 600 Value
         Index Fund ETF                                  14,000       1,004,080
      Rydex S&P SmallCap 600 Pure Value ETF              17,000         654,160
      Vanguard S&P Small-Cap 600 Value ETF *             4,500          272,115
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANIES
         (Cost $2,628,482)                                            2,924,355
                                                                  -------------

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 1.3%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.210%, dated 01/31/11, matures on
         02/01/11, repurchase price $1,184,644
         (collateralized by a U.S. Treasury Note
         obligation, par value $1,205,000,
         0.875%, 01/31/12, total market
         value $1,211,966)                           $1,184,637   $   1,184,637
                                                                  -------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $1,184,637)                                            1,184,637
                                                                  -------------
   TOTAL INVESTMENTS - 100.0%
     (Cost $79,268,723)                                              91,989,044
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.0%                                 5,071
                                                                  -------------
   NET ASSETS - 100.0%                                            $  91,994,115
                                                                  =============

--------------------------------------------------------------------------------
*      NON-INCOME PRODUCING SECURITY.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

ADR    - AMERICAN DEPOSITARY RECEIPT

CL     - CLASS

ETF    - EXCHANGE TRADED FUND

REIT   - REAL ESTATE INVESTMENT TRUST

S&P    - STANDARD & POOR'S

SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

A summary of the inputs used to value the Fund's net assets as of January 31, 2011 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                     LEVEL 2        LEVEL 3
                                      TOTAL FAIR       LEVEL 1      SIGNIFICANT   SIGNIFICANT
                                       VALUE AT         QUOTED      OBSERVABLE    UNOBSERVABLE
                                       01/31/11         PRICE         INPUTS        INPUTS
                                     ------------   -------------   -----------   ------------
   Common Stock **                   $ 87,880,052   $  87,880,052   $        --   $         --
   Registered Investment Companies      2,924,355       2,924,355            --             --
   Repurchase Agreement                 1,184,637              --     1,184,637             --
                                     ------------   -------------   -----------   ------------
Total:                               $ 91,989,044   $  90,804,407   $ 1,184,637   $         --
                                     ============   =============   ===========   ============

**    See schedule of investments detail for industry breakout.

        The accompanying notes are an integral part of the financial statements.

60 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

CORE EQUITY FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 98.4%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 10.4%
      Advance Auto Parts                                  6,400   $     409,216
      Harman International Industries *                   5,500         238,260
      Home Depot                                         33,695       1,238,965
      Johnson Controls                                   26,700       1,025,013
      Lear *                                              3,300         348,579
      Liberty Capital, Cl A *                             7,800         512,148
      Macy's                                             23,300         539,395
      McDonald's                                          6,500         478,855
      Priceline.com *                                       930         398,523
      Starbucks                                           6,800         214,404
      Target                                              7,200         394,776
      Time Warner                                        13,600         427,720
      Wynn Resorts                                        3,500         407,155
                                                                  -------------
                                                                      6,633,009
                                                                  -------------
   CONSUMER STAPLES - 11.3%
      Coca-Cola                                          36,500       2,294,025
      Colgate-Palmolive                                  12,600         967,302
      Hansen Natural *                                   11,900         674,016
      JM Smucker                                          4,300         267,288
      Procter & Gamble                                   22,700       1,433,051
      Reynolds American                                   6,300         200,403
      Smithfield Foods *                                  7,800         155,298
      Wal-Mart Stores                                    21,600       1,211,112
                                                                  -------------
                                                                      7,202,495
                                                                  -------------
   ENERGY - 12.4%
      Chevron                                            20,000       1,898,600
      Cimarex Energy                                      3,400         354,042
      ConocoPhillips                                     15,830       1,131,212
      Exxon Mobil                                        24,600       1,984,728
      Forest Oil *                                        5,900         228,920
      Halliburton                                         7,200         324,000
      Nabors Industries * ++                             36,022         878,937
      Occidental Petroleum                                3,300         319,044
      SEACOR Holdings                                     5,500         581,295
      Valero Energy                                       8,000         202,880
                                                                  -------------
                                                                      7,903,658
                                                                  -------------
   FINANCIALS - 16.1%
      American Express                                   18,900         819,882
      CapitalSource                                      79,200         611,424
      Citigroup *                                       121,400         585,148
      Duke Realty REIT                                   38,800         531,560
      Fifth Third Bancorp                                32,700         486,249
      Franklin Resources                                  2,400         289,560
      Goldman Sachs Group                                 5,010         819,736
      HCC Insurance Holdings                              5,200         157,456
      JPMorgan Chase                                     39,720       1,785,017
      KeyCorp                                            17,800         158,420
      Progressive                                        27,800         550,718
      Prudential Financial                                4,000         246,040

--------------------------------------------------------------------------------
Description                                              Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      State Street                                        6,900   $     322,368
      SunTrust Banks                                     19,500         593,385
      Transatlantic Holdings                             10,900         560,805
      Wells Fargo                                        49,100       1,591,822
      White Mountains Insurance Group                       500         170,000
                                                                  -------------
                                                                     10,279,590
                                                                  -------------
   HEALTH CARE - 10.5%
      Allergan                                           12,100         854,381
      Amgen *                                            21,200       1,167,696
      Baxter International                                3,300         160,017
      CIGNA                                               7,000         294,140
      Coventry Health Care *                             26,000         779,220
      Covidien ++                                         5,300         251,591
      Human Genome Sciences *                            15,200         368,752
      Johnson & Johnson                                  15,900         950,343
      Life Technologies *                                 2,700         146,583
      Medco Health Solutions *                            4,200         256,284
      Medtronic                                           4,700         180,104
      Pfizer                                             48,009         874,724
      Quest Diagnostics                                   2,900         165,155
      Thermo Fisher Scientific *                          3,900         223,353
                                                                  -------------
                                                                      6,672,343
                                                                  -------------
   INDUSTRIAL - 12.5%
      3M                                                  9,700         852,824
      AMR *                                              20,800         146,640
      Caterpillar                                         5,200         504,452
      Crane                                               4,700         208,727
      Deere                                               2,400         218,160
      Dun & Bradstreet                                    5,000         424,750
      Eaton                                               6,400         690,944
      General Electric                                  103,655       2,087,612
      Joy Global                                          2,600         226,668
      Raytheon                                            5,400         269,946
      Rockwell Automation                                 6,400         518,464
      United Parcel Service, Cl B                        25,200       1,804,824
                                                                  -------------
                                                                      7,954,011
                                                                  -------------
   INFORMATION TECHNOLOGY - 18.0%
      Advanced Micro Devices *                           20,700         162,081
      Apple *                                             7,500       2,544,900
      Cisco Systems *                                    33,800         714,870
      Corning                                            13,100         290,951
      eBay *                                             30,400         922,944
      EchoStar Corp *                                     5,900         160,775
      Google, Cl A *                                        700         420,252
      Hewlett-Packard                                    26,600       1,215,354
      IAC/InterActiveCorp *                               5,200         147,108
      Intel                                              51,980       1,115,491
      International Business Machines                     6,500       1,053,000
      Lam Research *                                      5,900         294,351

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 61

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

CORE EQUITY FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      Microsoft                                          39,925   $   1,106,921
      QUALCOMM                                           10,300         557,539
      Rambus *                                           29,300         600,357
      Seagate Technology * ++                            10,800         151,200
                                                                  -------------
                                                                     11,458,094
                                                                  -------------
   MATERIALS - 2.8%
      Compass Minerals International                      1,800         165,366
      EI Du Pont de Nemours                              14,300         724,724
      Freeport-McMoRan Copper & Gold                      3,600         391,500
      International Flavors & Fragrances                  8,300         473,515
                                                                  -------------
                                                                      1,755,105
                                                                  -------------
   TELECOMMUNICATION SERVICES - 2.3%
      American Tower, Cl A *                              4,400         223,784
      AT&T                                               12,000         330,240
      Verizon Communications                             25,700         915,434
                                                                  -------------
                                                                      1,469,458
                                                                  -------------
   UTILITIES - 2.1%
      DTE Energy                                         16,100         744,786
      GenOn Energy *                                     41,200         170,568
      MDU Resources Group                                18,700         397,001
                                                                  -------------
                                                                      1,312,355
                                                                  -------------
         TOTAL COMMON STOCK
         (Cost $55,980,469)                                          62,640,118
                                                                  -------------

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 1.4%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.210% dated 01/31/11, matures on
         02/01/11, repurchase price $913,860
         (collateralized by a U.S. Treasury Note
         obligation, par value $930,000,
         0.875%, 01/31/12, total market
         value $935,377)                             $  913,855   $     913,855
                                                                  -------------
      TOTAL REPURCHASE AGREEMENT
        (Cost $913,855)                                                 913,855
                                                                  -------------
   TOTAL INVESTMENTS - 99.8%
      (Cost $56,894,324)                                             63,553,973
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.2%                               124,605
                                                                  -------------
   NET ASSETS - 100.0%                                            $  63,678,578
                                                                  =============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

CL    - CLASS

REIT  - REAL ESTATE INVESTMENT TRUST

S&P   - STANDARD & POOR'S

FUTURES - A SUMMARY OF THE OPEN FUTURES CONTRACTS HELD BY THE FUND AT JANUARY 31, 2011 IS AS FOLLOWS:

LONG FUTURES     NUMBER OF   EXPIRATION    COUNTER-    UNREALIZED
OUTSTANDING      CONTRACTS     DATE         PARTY     APPRECIATION**
--------------------------------------------------------------------
S&P 500 E-MINI     15        MARCH 2011      GSC      $       22,042

**    The primary risk exposure is equity contracts.

GSC   - GOLDMAN SACHS COMPANY

A summary of the inputs used to value the Fund's net assets as of January 31, 2011 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                     LEVEL 2       LEVEL 3
                                     TOTAL FAIR       LEVEL 1      SIGNIFICANT   SIGNIFICANT
                                      VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                      01/31/11         PRICE         INPUTS        INPUTS
                                    -------------   ------------   -----------   ------------
   Investment in Securities ***     $  62,640,118   $ 62,640,118   $        --   $         --
   Repurchase Agreement                   913,855             --       913,855             --
   Derivatives (1)
      Equity Contracts                     22,042         22,042            --             --
                                    -------------   ------------   -----------   ------------

Total:                              $  63,576,015   $ 62,662,160   $   913,855   $         --
                                    =============   ============   ===========   ============

*** See schedule of investments detail for industry and security type breakouts.

(1)   Investments in derivatives include futures contracts.

        The accompanying notes are an integral part of the financial statements.

62 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

ENHANCED GROWTH FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 95.5%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 3.1%
      Amazon.com *                                        5,200   $     882,128
      Comcast, Cl A                                      22,800         518,700
      Garmin ++                                           7,050         217,352
      Netflix *                                           2,900         620,832
      Priceline.com *                                     1,500         642,780
                                                                  -------------
                                                                      2,881,792
                                                                  -------------
   HEALTH CARE - 6.1%
      Alexion Pharmaceuticals *                           4,000         335,280
      Alkermes *                                         12,000         154,920
      Allscripts-Misys Healthcare Solutions *            10,000         211,100
      Amgen *                                             9,000         495,720
      Amylin Pharmaceuticals *                            5,000          80,900
      athenahealth *                                      7,000         300,580
      Baxter International                                6,000         290,940
      Biogen Idec *                                       3,000         196,410
      Bristol-Myers Squibb                                5,000         125,900
      Celgene *                                           7,000         360,710
      Cephalon *                                          5,000         295,400
      Dendreon *                                          4,000         140,160
      Endo Pharmaceuticals Holdings *                     3,000          99,660
      Genzyme *                                           1,500         110,025
      Gilead Sciences *                                   8,000         307,040
      Human Genome Sciences *                             3,000          72,780
      Illumina *                                          5,000         346,700
      Incyte *                                            5,000          73,700
      Merck                                               8,000         265,360
      Myriad Genetics *                                   4,000          79,840
      Neurocrine Biosciences *                           20,000         147,600
      NuPathe *                                          10,000          73,200
      Teva Pharmaceutical, SP ADR                         6,000         327,900
      Thermo Fisher Scientific *                          6,000         343,620
      United Therapeutics *                               5,500         373,890
      Vertex Pharmaceuticals *                            4,000         155,560
                                                                  -------------
                                                                      5,764,895
                                                                  -------------
  INDUSTRIAL - 0.6%
      GT Solar International *                           51,200         565,504
                                                                  -------------
  INFORMATION TECHNOLOGY - 84.8%
      Accenture, Cl A ++                                 22,350       1,150,355
      Activision Blizzard                                37,100         418,859
      Adobe Systems *                                    14,000         462,700
      Advanced Micro Devices *                           50,600         396,198
      Akamai Technologies *                               8,000         386,560
      Alcatel-Lucent, SP ADR *                           84,000         278,040
      Altera                                             10,300         386,971
      Amdocs * ++                                        16,100         469,154
      Amphenol, Cl A                                      8,500         470,390
      Analog Devices                                     12,150         471,784
      Apple *                                            20,745       7,039,193
      Applied Materials                                  35,250         553,072
      ASML Holding ++                                    12,847         539,702

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      Atmel *                                            15,000   $     203,100
      Autodesk *                                         19,900         809,532
      Automatic Data Processing                          14,000         670,600
      Avnet *                                             8,590         305,976
      Baidu, SP ADR *                                     5,000         543,150
      BMC Software *                                     23,200       1,106,640
      Broadcom, Cl A                                     28,310       1,276,498
      CA                                                 20,500         487,900
      Check Point Software Technologies * ++             25,300       1,127,115
      Cisco Systems *                                   100,040       2,115,846
      Citrix Systems *                                   12,800         808,704
      Cognizant Technology Solutions, Cl A *             22,500       1,641,375
      Computer Sciences                                   8,000         426,320
      Corning                                            45,010         999,672
      Cree *                                              5,000         252,450
      Cypress Semiconductor *                            11,600         251,140
      Dell *                                             31,300         411,908
      eBay *                                             37,300       1,132,428
      Electronic Arts *                                  10,550         164,474
      EMC *                                              59,970       1,492,653
      Equinix *                                           4,500         397,890
      F5 Networks *                                      11,900       1,289,722
      First Solar *                                       1,600         247,328
      Fiserv *                                            7,800         481,806
      Flextronics International * ++                     30,000         239,700
      Google, Cl A *                                      6,325       3,797,277
      Harris                                             10,000         465,400
      Hewlett-Packard                                    37,000       1,690,530
      IAC/InterActiveCorp *                               9,125         258,146
      Intel                                              90,920       1,951,143
      International Business Machines                    15,950       2,583,900
      Intersil, Cl A                                     23,150         350,028
      Intuit *                                            8,650         405,945
      Juniper Networks *                                 26,100         968,832
      KLA-Tencor                                         15,000         661,200
      Lam Research *                                     11,550         576,230
      Lexmark International, Cl A *                       8,000         278,720
      Linear Technology                                  12,350         429,656
      Marvell Technology Group * ++                      57,650       1,095,927
      Maxim Integrated Products                          18,700         482,834
      Microchip Technology                               15,100         550,697
      Micron Technology *                                95,100       1,002,354
      Microsoft                                         128,310       3,557,395
      National Semiconductor                             30,800         466,928
      NetApp *                                           23,450       1,283,419
      Nintendo, ADR                                      17,100         583,110
      Nokia, SP ADR                                      29,000         310,300
      Novellus Systems *                                  8,000         288,560
      Nuance Communications *                            22,000         447,260
      NVIDIA *                                           33,425         799,526
      ON Semiconductor *                                 60,700         670,735
      Open Text * ++                                      7,500         370,425

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 63

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

ENHANCED GROWTH FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      Oracle                                             88,000   $   2,818,640
      Paychex                                            10,100         323,200
      Polycom *                                           7,000         306,950
      QUALCOMM                                           45,000       2,435,850
      Rambus *                                           13,500         276,615
      Red Hat *                                          21,700         896,644
      Research In Motion * ++                             8,780         518,986
      Riverbed Technology *                              19,700         706,639
      Salesforce.com *                                   10,750       1,388,255
      Samsung Electronics, GDR ++                         2,850       1,245,165
      SanDisk *                                          20,000         907,400
      SAP, ADR                                            6,300         364,770
      Seagate Technology * ++                            42,000         588,000
      Siliconware Precision Industries, ADR              34,309         237,761
      SuccessFactors *                                   13,200         384,384
      Symantec *                                         11,000         193,710
      SYNNEX *                                           12,400         414,036
      Taiwan Semiconductor Manufacturing,
         SP ADR                                          51,806         677,104
      Teradata *                                         12,850         552,422
      Teradyne *                                         20,000         333,600
      Texas Instruments                                  38,700       1,312,317
      TIBCO Software *                                   13,500         296,730
      Trimble Navigation *                                5,600         258,048
      Tyco Electronics ++                                14,300         518,089
      Varian Semiconductor Equipment
         Associates *                                     9,000         400,050
      VeriSign                                           18,400         619,160
      VMware, Cl A *                                      6,700         572,984
      Western Digital *                                  16,000         544,320
      Xilinx                                             29,300         943,460
      Yahoo! *                                           32,835         529,300
                                                                  -------------
                                                                     79,797,971
                                                                  -------------
   TELECOMMUNICATION SERVICES - 0.9%
      American Tower, Cl A *                              7,050         358,563
      Millicom International Cellular ++                  2,450         228,463
      Tele Norte Leste Participacoes, ADR                14,700         232,554
                                                                  -------------
                                                                        819,580
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $59,286,411)                                          89,829,742
                                                                  -------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 3.1%
--------------------------------------------------------------------------------
      PowerShares QQQ                                    52,200       2,924,244
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $2,508,995)                                            2,924,244
                                                                  -------------

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 1.4%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA) 0.210%, dated
         01/31/11, matures on 02/01/11, repurchase
         price $1,351,625 (collateralized by a
         U.S.Treasury Note obligation, par value
         $1,375,000, 0.875%, 01/31/12, total
         market value $1,382,949)                    $1,351,617   $   1,351,617
                                                                  -------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $1,351,617)                                            1,351,617
                                                                  -------------
   TOTAL INVESTMENTS - 100.0%
      (Cost $63,147,023)                                             94,105,603
                                                                  -------------
OTHER ASSETS & LIABILITIES, NET - 0.0%                                   35,114
                                                                  -------------
NET ASSETS - 100.0%                                               $  94,140,717
                                                                  =============

--------------------------------------------------------------------------------
*      NON-INCOME PRODUCING SECURITY.

++ THIS SECURITY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

ADR    - AMERICAN DEPOSITARY RECEIPT

CL     - CLASS

GDR    - GLOBAL DEPOSITARY RECEIPT

SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

        The accompanying notes are an integral part of the financial statements.

64 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

ENHANCED GROWTH FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of January 31, 2011 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                                  LEVEL 2         LEVEL 3
                                                                 TOTAL FAIR        LEVEL 1      SIGNIFICANT     SIGNIFICANT
                                                                  VALUE AT         QUOTED       OBSERVABLE     UNOBSERVABLE
                                                                  01/31/11          PRICE         INPUTS          INPUTS
                                                                ------------    ------------    -----------    ------------
   Common Stock **                                              $ 89,829,742    $ 89,829,742    $        --    $         --
   Registered Investment Company                                   2,924,244       2,924,244             --              --
   Repurchase Agreement                                            1,351,617              --      1,351,617              --
                                                                ------------    ------------    -----------    ------------
Total:                                                          $ 94,105,603    $ 92,753,986    $ 1,351,617    $         --
                                                                ============    ============    ===========    ============

**    See schedule of investments detail for industry breakout.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 65

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

EQUITY INCOME FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 97.0%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 9.9%
      Brinker International                               7,860   $     184,946
      Darden Restaurants                                  3,000         141,330
      Hillenbrand                                         4,950         106,969
      Home Depot                                          4,970         182,747
      Limited Brands                                     10,880         318,131
      National Presto Industries                          3,310         423,746
      Newell Rubbermaid                                   5,580         107,415
                                                                  -------------
                                                                      1,465,284
                                                                  -------------
   CONSUMER STAPLES - 3.1%
      Altria Group                                       14,270         335,488
      JM Smucker                                          2,000         124,320
                                                                  -------------
                                                                        459,808
                                                                  -------------
   ENERGY - 12.7%

      Chevron                                             2,070         196,505
      ConocoPhillips                                      4,530         323,714
      Duncan Energy Partners                              9,900         325,413
      Enbridge Energy Partners                            5,050         320,170
      Exxon Mobil                                         5,960         480,853
      Williams                                            8,630         232,924
                                                                  -------------
                                                                      1,879,579
                                                                  -------------
   FINANCIALS - 26.6%
      American Express                                    5,120         222,106
      Annaly Capital Management REIT                     17,580         313,451
      CBL & Associates Properties REIT                   11,450         195,337
      Chimera Investment REIT                            67,690         284,298
      Chubb                                               4,140         239,830
      Commerce Bancshares                                 4,420         181,795
      Goldman Sachs Group                                   660         107,989
      Home Properties REIT                                4,530         252,230
      JPMorgan Chase                                      4,810         216,161
      Macerich REIT                                       2,950         143,547
      New York Community Bancorp                          9,580         175,506
      Protective Life                                    10,450         288,107
      Rayonier REIT                                       6,840         404,996
      Travelers                                           3,620         203,661
      Trustmark                                           6,950         166,731
      U.S. Bancorp                                        9,790         264,330
      Wells Fargo                                         8,380         271,680
                                                                  -------------
                                                                      3,931,755
                                                                  -------------
   HEALTH CARE - 7.9%
      Bristol-Myers Squibb                               12,740         320,793
      Johnson & Johnson                                   4,320         258,206
      Merck                                               8,630         286,257
      Pfizer                                             17,100         311,562
                                                                  -------------
                                                                      1,176,818
                                                                  -------------

--------------------------------------------------------------------------------
Description                                                Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - 12.2%
      Boeing                                              2,840   $     197,323
      Deluxe                                              7,790         190,465
      Eaton                                               2,590         279,616
      General Electric                                   20,210         407,029
      Grupo Aeroportuario del Pacifico, ADR               2,950         115,493
      Textainer Group Holdings                            4,970         154,070
      Tyco International ++                               6,750         302,603
      W.W. Grainger                                       1,240         163,023
                                                                  -------------
                                                                      1,809,622
                                                                  -------------
   INFORMATION TECHNOLOGY - 8.3%
      EarthLink                                          12,000         102,360
      Intel                                               7,580         162,667
      International Business Machines                     2,740         443,880
      Jabil Circuit                                      11,370         229,788
      Microsoft                                          10,530         291,944
                                                                  -------------
                                                                      1,230,639
                                                                  -------------
  MATERIALS - 5.9%
      Eastman Chemical                                    3,220         299,009
      EI Du Pont de Nemours                               5,900         299,012
      PPG Industries                                      3,260         274,753
                                                                  -------------
                                                                        872,774
                                                                  -------------
   TELECOMMUNICATION SERVICES - 6.4%
      AT&T                                                7,040         193,741
      BCE ++                                              7,760         281,921
      Verizon Communications                             13,240         471,609
                                                                  -------------
                                                                        947,271
                                                                  -------------
   UTILITIES - 4.0%
      Ameren                                              6,950         197,171
      Integrys Energy Group                               3,890         185,125
      Portland General Electric                           9,420         210,443
                                                                  -------------
                                                                        592,739
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $11,720,056)                                          14,366,289
                                                                  -------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 2.5%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                           366,986         366,986
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $366,986)                                                366,986
                                                                  -------------
   TOTAL INVESTMENTS - 99.5%
      (Cost $12,087,042)                                             14,733,275
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.5%                                71,019
                                                                  -------------
   NET ASSETS - 100.0%                                            $  14,804,294
                                                                  =============

        The accompanying notes are an integral part of the financial statements.

66 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

EQUITY INCOME FUND (CONCLUDED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

ADR   - AMERICAN DEPOSITARY RECEIPT
REIT  - REAL ESTATE INVESTMENT TRUST
S&P   - STANDARD & POOR'S

FUTURES - A SUMMARY OF THE OPEN FUTURES CONTRACTS HELD BY THE FUND AT JANUARY 31, 2011 IS AS FOLLOWS:

LONG FUTURES              NUMBER OF      EXPIRATION    COUNTER-     UNREALIZED
OUTSTANDING               CONTRACTS         DATE        PARTY      APPRECIATION*
--------------------------------------------------------------------------------
S&P 500 E-MINI                8          MARCH 2011      MCQ          $11,128

*     The primary risk exposure is equity contracts.

MCQ   - MACQUARIE FUTURES USA INC., SUBSIDIARY OF MACQUARIE GROUP LTD.

A summary of the inputs used to value the Fund's net assets as of January 31, 2011 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                                  LEVEL 2         LEVEL 3
                                                                 TOTAL FAIR       LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                                  VALUE AT        QUOTED        OBSERVABLE     UNOBSERVABLE
                                                                  01/31/11         PRICE          INPUTS          INPUTS
                                                                ------------    ------------    -----------    ------------
   Investment in Securities **                                  $ 14,733,275    $ 14,733,275    $        --    $         --
   Derivatives (1)
     Equity Contracts                                                 11,128          11,128             --              --
                                                                ------------    ------------    -----------    ------------
Total:                                                          $ 14,744,403    $ 14,744,403    $        --    $         --
                                                                ============    ============    ===========    ============

** See schedule of investments detail for industry and security type breakouts.

(1)   Investments in derivatives include futures contracts.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 67

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

FUNDAMENTAL EQUITY FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 96.5%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 8.0%
      Carnival                                            5,580   $     249,482
      Dick's Sporting Goods *                             5,410         195,247
      Kohl's *                                            3,374         171,332
      Las Vegas Sands *                                   5,865         272,664
      Staples                                             9,935         221,650
      Starwood Hotels & Resorts Worldwide                 3,285         193,716
      Tiffany & Co.                                       2,594         150,789
      Yum! Brands                                         2,800         130,928
                                                                  -------------
                                                                      1,585,808
                                                                  -------------
   CONSUMER STAPLES - 9.5%
      Altria Group                                       10,555         248,148
      Anheuser-Busch InBev NV, SP ADR                     4,235         234,238
      Kraft Foods, Cl A                                   8,900         272,073
      Mead Johnson Nutrition                              1,885         109,273
      Philip Morris International                         6,833         391,121
      Procter & Gamble                                    5,125         323,541
      Wal-Mart Stores                                     5,235         293,526
                                                                  -------------
                                                                      1,871,920
                                                                  -------------
   ENERGY - 17.3%
      BG Group PLC, SP ADR                                2,810         316,715
      Cameron International *                             6,044         322,145
      EOG Resources                                       1,605         170,756
      Exxon Mobil                                         7,812         630,272
      Occidental Petroleum                                5,596         541,021
      QEP Resources                                       6,675         271,272
      Schlumberger                                        4,127         367,262
      Suncor Energy ++                                   12,909         535,853
      Tenaris, ADR                                        4,081         192,501
      Ultra Petroleum *                                   1,692          80,759
                                                                  -------------
                                                                      3,428,556
                                                                  -------------
   FINANCIALS - 11.8%
      Goldman Sachs Group                                 3,184         520,966
      Greenhill & Co.                                     4,090         283,928
      Hanover Insurance Group                             9,368         443,106
      JPMorgan Chase                                     11,810         530,741
      Wells Fargo                                        16,790         544,332
                                                                  -------------
                                                                      2,323,073
                                                                  -------------
   HEALTH CARE - 7.9%
      Baxter International                                1,880          91,161
      Express Scripts *                                   4,380         246,725
      Gilead Sciences *                                   8,415         322,968
      Pfizer                                             23,103         420,937
      UnitedHealth Group                                  6,275         257,589
      WellPoint *                                         3,530         219,284
                                                                  -------------
                                                                      1,558,664
                                                                  -------------

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - 13.7%
      3M                                                  3,680   $     323,546
      Danaher                                            20,153         928,247
      Deere                                               3,452         313,787
      Donaldson                                           5,715         334,899
      Emerson Electric                                    2,379         140,076
      General Electric                                    6,680         134,535
      Rockwell Collins                                    4,630         296,968
      Stericycle *                                        3,040         238,610
                                                                  -------------
                                                                      2,710,668
                                                                  -------------
   INFORMATION TECHNOLOGY - 19.4%
      Accenture, Cl A ++                                  2,490         128,160
      Analog Devices                                      6,225         241,717
      Apple *                                             2,075         704,089
      Autodesk *                                          5,035         204,824
      Broadcom, Cl A                                      5,965         268,962
      Cisco Systems *                                     7,888         166,831
      EMC *                                              17,175         427,486
      Google, Cl A *                                        896         537,923
      Linear Technology                                   6,442         224,117
      NetApp *                                            3,610         197,575
      Oracle                                             18,093         579,519
      QUALCOMM                                            2,980         161,307
                                                                  -------------
                                                                      3,842,510
                                                                  -------------
   MATERIALS - 7.1%
      Ecolab                                              8,350         414,911
      Praxair                                             7,552         702,638
      Weyerhaeuser                                       12,661         293,482
                                                                  -------------
                                                                      1,411,031
                                                                  -------------
   UTILITIES - 1.8%
      ITC Holdings                                        1,884         123,779
      Questar                                             6,680         116,432
      Wisconsin Energy                                    1,710         103,096
                                                                  -------------
                                                                        343,307
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $15,664,270)                                          19,075,537
                                                                  -------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANIES - 4.1%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                           659,630         659,630
      Financial Select Sector SPDR ETF                    9,558         156,751
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANIES
         (Cost $780,116)                                                816,381
                                                                  -------------
   TOTAL INVESTMENTS - 100.6%
      (Cost $16,444,386)                                             19,891,918
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - (0.6)%                            (112,531)
                                                                  -------------
   NET ASSETS - 100.0%                                            $  19,779,387
                                                                  =============

        The accompanying notes are an integral part of the financial statements.

68 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

FUNDAMENTAL EQUITY FUND (CONCLUDED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

*     NON-INCOME PRODUCING SECURITY.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

ADR    - AMERICAN DEPOSITARY RECEIPT

CL     - CLASS

ETF    - EXCHANGE TRADED FUND

PLC    - PUBLIC LIABILITY COMPANY

SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

SPDR   - STANDARD & POOR'S DEPOSITARY RECEIPTS

A summary of the inputs used to value the Fund's net assets as of January 31, 2011 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                    LEVEL 2        LEVEL 3
                                     TOTAL FAIR      LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                      VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
                                      01/31/11        PRICE         INPUTS         INPUTS
                                     ----------   ------------   ------------   ------------
Investment in Securities **        $ 19,891,918   $ 19,891,918   $         --   $         --
                                     ==========   ============   ============   ============

** See schedule of investments detail for industry and security type breakouts.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 69

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

GENEVA MID CAP GROWTH FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 98.7%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 19.7%
      Chipotle Mexican Grill *                           25,925   $   5,675,501
      Coach                                             125,655       6,796,679
      Deckers Outdoor *                                  71,920       5,278,209
      Dick's Sporting Goods *                           205,640       7,421,548
      Gentex                                            105,465       3,382,263
      LKQ *                                             192,055       4,640,049
      O'Reilly Automotive *                             134,365       7,635,963
      Panera Bread, Cl A *                               75,655       7,229,592
      Tractor Supply                                    147,375       7,561,811
      Urban Outfitters *                                136,645       4,621,334
                                                                  -------------
                                                                     60,242,949
                                                                  -------------
   CONSUMER STAPLES - 1.6%
      Church & Dwight                                    70,405       4,844,568
                                                                  -------------
   ENERGY - 9.5%
      Concho Resources *                                 74,945       7,213,456
      FMC Technologies *                                 76,465       7,187,710
      Oceaneering International *                        60,295       4,656,583
      Oil States International *                         81,565       5,526,844
      Range Resources                                    85,140       4,245,932
                                                                  -------------
                                                                     28,830,525
                                                                  -------------
   FINANCIALS - 5.5%
      Affiliated Managers Group *                        49,550       5,045,676
      East West Bancorp                                 129,505       2,811,554
      Eaton Vance                                        93,230       2,824,869
      IntercontinentalExchange *                         33,505       4,037,017
      Signature Bank *                                   41,695       2,178,147
                                                                  -------------
                                                                     16,897,263
                                                                  -------------
   HEALTH CARE - 12.2%
      Cerner *                                           68,055       6,727,237
      CR Bard                                            39,230       3,701,350
      DENTSPLY International                             88,960       3,156,301
      IDEXX Laboratories *                               88,930       6,376,281
      ResMed *                                          182,450       5,745,351
      SXC Health Solutions *                            115,615       5,562,238
      Varian Medical Systems *                           88,420       5,974,539
                                                                  -------------
                                                                     37,243,297
                                                                  -------------
   INDUSTRIAL - 23.2%
      AMETEK                                            126,660       5,165,195
      CH Robinson Worldwide                              90,390       6,968,165
      Copart *                                          126,345       4,959,041
      Expeditors International of Washington            139,820       7,084,679
      Fastenal                                          114,395       6,641,774
      Flowserve                                          59,870       7,483,151
      IDEX                                               95,005       3,767,898
      IHS, Cl A *                                        85,885       7,039,135
      Knight Transportation                             225,160       4,291,550
      Lincoln Electric Holdings                          45,270       3,065,684

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - (CONTINUED)
      Roper Industries                                   92,155   $   7,159,522
      Stericycle *                                       93,600       7,346,664
                                                                  -------------
                                                                     70,972,458
                                                                  -------------
   INFORMATION TECHNOLOGY - 25.4%
      Akamai Technologies *                             114,125       5,514,520
      Amphenol, Cl A                                    129,185       7,149,098
      ANSYS *                                           129,545       6,794,635
      Citrix Systems *                                   92,830       5,864,999
      Cognizant Technology Solutions, Cl A *            119,855       8,743,422
      Dolby Laboratories, Cl A *                         55,640       3,321,708
      F5 Networks *                                      37,960       4,114,105
      FactSet Research Systems                           63,725       6,423,480
      Fiserv *                                           64,050       3,956,368
      FLIR Systems *                                    107,785       3,345,646
      Intuit *                                          147,790       6,935,785
      MICROS Systems *                                  148,720       6,802,453
      Red Hat *                                          50,120       2,070,958
      Trimble Navigation *                              140,510       6,474,701
                                                                  -------------
                                                                     77,511,878
                                                                  -------------
   MATERIALS - 1.6%
      Sigma-Aldrich                                      77,230       4,915,690
                                                                  -------------
      TOTAL COMMON STOCK
        (Cost $199,933,545)                                         301,458,628
                                                                  -------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 2.2%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                         6,752,827       6,752,827
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
        (Cost $6,752,827)                                             6,752,827
                                                                  -------------
   TOTAL INVESTMENTS - 100.9%
     (Cost $206,686,372)                                            308,211,455
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - (0.9)%                          (2,729,359)
                                                                  -------------
   NET ASSETS - 100.0%                                             $305,482,096
                                                                  =============

--------------------------------------------------------------------------------
*      NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

CL     - CLASS

        The accompanying notes are an integral part of the financial statements.

70 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

GENEVA MID CAP GROWTH FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of January 31, 2011 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                                  LEVEL 2        LEVEL 3
                                                                 TOTAL FAIR        LEVEL 1      SIGNIFICANT     SIGNIFICANT
                                                                  VALUE AT         QUOTED        OBSERVABLE    UNOBSERVABLE
                                                                  01/31/11          PRICE         INPUTS          INPUTS
                                                                ------------    ------------    -----------    ------------
   Investment in Securities **                                  $308,211,455    $308,211,455    $        --    $         --
                                                                ============    ============    ===========    ============

** See schedule of investments detail for industry and security type breakout.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 71

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

GENEVA SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------
Description                                              Shares            Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 99.3%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 15.4%
      Dick's Sporting Goods *                             7,035         253,893
      Grand Canyon Education *                            7,070         127,896
      hhgregg *                                          10,655         195,306
      Hibbett Sports *                                    9,945         318,439
      LKQ *                                               9,810         237,010
      Monro Muffler Brake                                12,177         402,815
      Panera Bread, Cl A *                                2,300         219,788
      Ulta Salon, Cosmetics & Fragrance *                 9,270         343,361
      WMS Industries *                                    7,135         299,313
                                                                  -------------
                                                                      2,397,821
                                                                  -------------
   CONSUMER STAPLES - 2.7%
      Diamond Foods                                       3,565         177,430
      Treehouse Foods *                                   5,175         247,624
                                                                  -------------
                                                                        425,054
                                                                  -------------
   ENERGY - 8.3%
      Brigham Exploration *                              13,725         406,397
      Dril-Quip *                                         3,570         275,318
      SM Energy                                           5,670         352,447
      Whiting Petroleum *                                 2,065         260,768
                                                                  -------------
                                                                      1,294,930
                                                                  -------------
   FINANCIALS - 3.0%
      Affiliated Managers Group *                         2,740         279,014
      Eaton Vance                                         6,155         186,497
                                                                  -------------
                                                                        465,511
                                                                  -------------
   HEALTH CARE - 19.3%
      Haemonetics *                                       4,265         253,085
      HMS Holdings *                                      5,070         326,204
      IDEXX Laboratories *                                2,980         213,666
      Medidata Solutions *                                7,130         177,894
      Meridian Bioscience                                12,380         271,617
      MWI Veterinary Supply *                             4,570         284,071
      Neogen *                                           10,250         368,590
      PAREXEL International *                            11,125         258,211
      Quality Systems                                     3,585         286,226
      SXC Health Solutions *                              7,440         357,938
      Techne                                              3,245         223,743
                                                                  -------------
                                                                      3,021,245
                                                                  -------------
   INDUSTRIAL - 20.2%
      Acuity Brands                                       6,595         364,044
      Aerovironment *                                     7,070         199,374
      Allegiant Travel                                    4,835         225,021
      Badger Meter                                        5,725         234,668
      CIRCOR International                                5,410         218,510
      Donaldson                                           4,805         281,573
      Genesee & Wyoming, Cl A *                           7,780         402,615
      Kaydon                                              7,480         289,551
      Knight Transportation                               6,895         131,419
      Marten Transport                                   11,395         242,827

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - (CONTINUED)
      Middleby *                                          3,750   $     306,788
      RBC Bearings *                                      7,340         255,212
                                                                  -------------
                                                                      3,151,602
                                                                  -------------
   INFORMATION TECHNOLOGY - 27.7%
      Acme Packet *                                       6,630         356,561
      Blackboard *                                        6,565         255,116
      Bottomline Technologies *                          13,800         316,434
      Concur Technologies *                               6,090         310,773
      Constant Contact *                                  8,960         250,790
      Digital River *                                     6,225         197,582
      DTS *                                               7,105         318,446
      FactSet Research Systems                            2,770         279,216
      Interactive Intelligence *                         11,580         379,013
      LogMeIn *                                           4,375         168,569
      OpenTable *                                         1,925         151,344
      Pegasystems                                         6,460         220,803
      Riverbed Technology *                              12,360         443,353
      Tyler Technologies *                               13,730         284,898
      Ultimate Software Group *                           8,080         392,688
                                                                  -------------
                                                                      4,325,586
                                                                  -------------
   MATERIALS - 2.7%
      Balchem                                            12,427         418,168
                                                                  -------------
         TOTAL COMMON STOCK
         (Cost $12,194,640)                                          15,499,917
                                                                  -------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 0.5%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                            72,870          72,870
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $72,870)                                                  72,870
                                                                  -------------
   TOTAL INVESTMENTS - 99.8%
      (Cost $12,267,510)                                             15,572,787
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.2%                                36,480
                                                                  -------------
   NET ASSETS - 100.0%                                              $15,609,267
                                                                  =============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

CL    - CLASS

      The accompanying notes are an integral part of the financial statements.

72 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

GENEVA SMALL CAP GROWTH FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of January 31, 2011 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                       LEVEL 2        LEVEL 3
                                     TOTAL FAIR       LEVEL 1        SIGNIFICANT    SIGNIFICANT
                                      VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                      01/31/11         PRICE           INPUTS         INPUTS
                                     ------------   -------------   ------------   --------------
Investments in Securities **         $ 15,572,787   $  15,572,787   $         --   $           --
                                     ============   =============   ============   ==============

** See schedule of investments detail for industry and security type breakout.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 73

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 97.5%+
--------------------------------------------------------------------------------
   BELGIUM - 1.3%
      Ageas                                             250,000   $     708,878
      Anheuser-Busch InBev NV                            15,000         830,013
      Belgacom                                           13,000         467,134
      Delhaize Group                                      6,000         473,507
      Nyrstar (A)                                        40,000         641,310
                                                                  -------------
                                                                      3,120,842
                                                                  -------------
   BRAZIL - 1.2%
      Banco do Brasil                                    40,000         714,119
      Companhia de Bebidas das Americas
         (AmBev), ADR                                    15,000         400,500
      Petroleo Brasileiro, ADR                           20,000         734,600
      Vale, SP ADR                                       30,000       1,044,900
                                                                  -------------
                                                                      2,894,119
                                                                  -------------
   CANADA - 1.0%
      Barrick Gold                                       10,000         474,060
      Royal Bank of Canada (A)                           12,000         643,292
      SXC Health Solutions *                             16,000         770,160
      Talisman Energy                                    30,000         687,272
                                                                  -------------
                                                                      2,574,784
                                                                  -------------
   CHINA - 0.3%
      China Construction Bank, Cl H                     800,000         702,866
                                                                  -------------
   COLOMBIA - 1.1%
      Bancolombia, SP ADR                                31,000       1,811,640
      Ecopetrol, SP ADR (A)                              20,000         854,800
                                                                  -------------
                                                                      2,666,440
                                                                  -------------
   DENMARK - 3.9%
      A P Moller - Maersk, Cl B                             300       2,917,623
      Carlsberg, Cl B                                    10,000         996,418
      Coloplast, Cl B                                     5,000         726,421
      Danske Bank *                                      40,000       1,072,642
      Novo Nordisk, Cl B                                 30,000       3,380,476
      Novozymes, Cl B                                     4,000         553,586
                                                                  -------------
                                                                      9,647,166
                                                                  -------------
   FINLAND - 1.1%
      Nokia                                              60,000         642,405
      Orion Oyj, Cl B                                    28,000         632,931
      Stora Enso Oyj, Cl R                               60,000         713,875
      YIT Oyj                                            24,000         605,274
                                                                  -------------
                                                                      2,594,485
                                                                  -------------
   FRANCE - 6.5%
      AXA                                                44,311         937,934
      BNP Paribas                                        25,058       1,873,226
      Carrefour                                          12,000         587,940
      Casino Guichard-Perrachon                           6,000         586,298
      Christian Dior                                      9,000       1,236,548
      Dassault Systemes                                   7,000         549,741

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   FRANCE - (CONTINUED)
      France Telecom                                     35,000   $     764,568
      L'Oreal                                             5,000         580,520
      Lafarge                                            17,000       1,007,250
      Sanofi-Aventis                                     20,000       1,365,727
      Schneider Electric                                  8,000       1,247,569
      Total                                              30,000       1,754,497
      Valeo *                                            12,000         702,374
      Veolia Environnement                               30,000         937,731
      Vinci                                              18,000       1,042,101
      Vivendi                                            25,000         716,579
                                                                  -------------
                                                                     15,890,603
                                                                  -------------
   GERMANY - 12.9%
      Adidas                                             15,000         934,240
      Aixtron (A)                                        20,000         825,324
      Allianz                                            18,000       2,500,205
      BASF                                               30,000       2,307,565
      Bayer                                              25,000       1,843,561
      Bayerische Motoren Werke                           12,000         921,383
      Bilfinger Berger                                   10,000         883,513
      Celesio                                            24,000         606,260
      Daimler *                                          40,000       2,925,600
      Deutsche Bank                                      20,000       1,182,124
      Deutsche Post                                      35,000         641,652
      Deutsche Telekom                                   50,000         666,639
      E.ON                                               40,000       1,333,552
      Hannover Rueckversicherung                         12,000         671,239
      Henkel AG & Co. KGaA                               14,000         853,747
      Infineon Technologies *                           100,000       1,057,121
      Lanxess                                            20,000       1,453,763
      Linde                                               6,000         874,476
      Merck KGaA                                          9,000         770,147
      Metro                                              10,000         704,154
      Muenchener Rueckversicherungs-
         Gesellschaft                                     7,000       1,096,415
      Rheinmetall                                         8,000         685,013
      RWE                                                21,000       1,512,651
      SAP                                                15,000         867,083
      Siemens (A)                                        27,000       3,461,225
                                                                  -------------
                                                                     31,578,652
                                                                  -------------
   HONG KONG - 6.7%
      ASM Pacific Technology                             50,000         596,731
      Cathay Pacific Airways                            220,000         554,187
      Cheung Kong Holdings                              100,000       1,649,426
      China Mobile                                       50,000         491,237
      CNOOC                                             400,000         882,430
      Esprit Holdings                                   200,000         947,843
      Great Eagle Holdings                              400,000       1,336,471
      Hongkong Electric Holdings                        250,000       1,584,014
      Johnson Electric Holdings                       1,200,000         854,213
      Kerry Properties                                  350,000       1,869,713

        The accompanying notes are an integral part of the financial statements.

74 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   HONG KONG - (CONTINUED)
      New World Development                           1,000,000   $   1,893,121
      Orient Overseas International                      90,000         902,118
      SJM Holdings                                    1,000,000       1,675,078
      Swire Pacific, Cl A                                50,000         786,235
      VTech Holdings                                     40,000         444,550
                                                                  -------------
                                                                     16,467,367
                                                                  -------------
   IRELAND - 0.3%
      Experian                                           70,000         869,001
                                                                  -------------
   JAPAN - 12.8%
      Aisin Seiki                                        20,000         759,016
      Ajinomoto                                          60,000         664,474
      Asahi Glass                                        50,000         623,173
      Asahi Kasei                                       120,000         818,713
      Canon                                              20,000         980,750
      Chubu Electric Power                               25,000         625,000
      Chuo Mitsui Trust Holdings                        130,000         522,661
      Daito Trust Construction                           10,000         700,536
      Eisai (A)                                          15,000         519,554
      Fuji Heavy Industries                             100,000         856,481
      FUJI OIL                                           50,000         724,293
      Fujitsu                                           120,000         747,076
      Hitachi                                           120,000         654,971
      Honda Motor                                        20,000         846,735
      Itochu                                            100,000       1,086,745
      Japan Retail Fund Investment REIT                     500         918,007
      Kao                                                20,000         522,661
      KDDI                                                  100         561,647
      KURARAY                                            50,000         701,754
      Miraca Holdings                                    12,000         459,795
      Mitsubishi                                         35,000         974,354
      Mitsubishi Electric                                80,000         882,066
      Mitsui                                             45,000         756,579
      Mitsui OSK Lines                                   80,000         521,442
      Mizuho Financial Group                            400,000         769,981
      Nippon Electric Glass                              50,000         752,315
      Nissan Motor                                      100,000       1,011,209
      Nitto Denko                                        25,000       1,245,736
      ORIX                                                6,000         592,105
      OTSUKA                                             10,000         633,528
      SANKYU                                            120,000         529,240
      Sega Sammy Holdings                                40,000         801,170
      Softbank                                           20,000         687,865
      Sony                                               15,000         516,996
      Sumitomo                                           60,000         863,304
      Sumitomo Mitsui Financial Group                    25,000         850,390
      Sumitomo Trust & Banking                          100,000         603,070
      Takeda Pharmaceutical                              13,000         625,609
      TOKIO Marine Holdings                              20,000         596,004
      Tokyo Gas                                         150,000         652,412
      Toyota Motor                                       22,000         911,306

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   JAPAN - (CONTINUED)
      YAMADA DENKI                                        7,000   $     475,024
      Yamaha Motor *                                     40,000         738,791
                                                                  -------------
                                                                     31,284,538
                                                                  -------------
   NETHERLANDS - 2.5%
      AEGON *                                           100,000         740,710
      CSM                                                30,000         984,556
      ING Groep *                                        60,000         683,808
      Koninklijke Ahold                                  40,000         541,636
      Koninklijke DSM                                    12,000         710,507
      Koninklijke Philips Electronics                    25,000         779,217
      Royal Dutch Shell, Cl B                            50,000       1,738,803
                                                                  -------------
                                                                      6,179,237
                                                                  -------------
   NEW ZEALAND - 1.6%
      Auckland International Airport                    400,000         691,443
      Fletcher Building                                 200,000       1,193,048
      Sky City Entertainment Group                      240,000         607,482
      Telecom                                           800,000       1,407,581
                                                                  -------------
                                                                      3,899,554
                                                                  -------------
   POLAND - 1.4%
      Eurocash SA                                        50,000         552,914
      KGHM Polska Miedz                                  10,000         585,828
      PGE Grupa Energetyczna                             70,000         558,069
      Polski Koncern Naftowy Orlen *                     40,000         664,542
      Powszechna Kasa Oszczednosci
         Bank Polski                                     75,000       1,074,918
                                                                  -------------
                                                                      3,436,271
                                                                  -------------
   RUSSIA - 1.2%
      Gazprom, SP ADR                                    50,000       1,338,000
      LUKOIL, SP ADR                                     15,000         929,550
      Polyus Gold OJSC, SP ADR                           20,000         665,000
                                                                  -------------
                                                                      2,932,550
                                                                  -------------
   SINGAPORE - 3.0%
      DBS Group Holdings                                100,000       1,174,080
      First Resources                                   640,000         675,369
      Keppel Land                                       200,000         700,383
      Neptune Orient Lines *                            400,000         687,876
      OSIM International                                800,000         969,280
      Oversea-Chinese Banking                           100,000         771,516
      SembCorp Industries                               160,000         645,353
      Singapore Airlines                                 44,000         507,653
      StarHub                                           320,000         637,849
      UOL Group                                         160,000         592,824
                                                                  -------------
                                                                      7,362,183
                                                                  -------------
   SOUTH KOREA - 5.3%
      Hanjin Shipping *                                  20,000         659,948
      Honam Petrochemical *                               4,000       1,287,791

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 75

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   SOUTH KOREA - (CONTINUED)
      Hynix Semiconductor *                              25,000   $     661,063
      Hyundai Motor                                       5,000         798,181
      Kia Motors                                         20,000         975,653
      Korea Zinc                                          3,000         794,613
      LG Display                                         15,000         510,345
      LG Electronics                                      5,000         521,716
      POSCO                                               1,500         607,331
      Samsung Electronics                                 2,500       2,187,193
      Samsung Engineering                                10,000       1,756,889
      Shinhan Financial Group                            40,000       1,769,375
      Woori Finance Holdings *                           40,000         506,555
                                                                  -------------
                                                                     13,036,653
                                                                  -------------
   SPAIN - 0.8%
      Banco Santander (A)                                80,000         980,312
      Red Electrica                                       9,000         459,254
      Telefonica                                         20,000         502,341
                                                                  -------------
                                                                      1,941,907
                                                                  -------------
   SWEDEN - 6.6%
      Alfa Laval                                         35,000         745,622
      Atlas Copco, Cl A                                  40,000         960,052
      Boliden                                            35,000         729,885
      Castellum                                          60,000         836,790
      Electrolux, Ser B                                  40,000       1,138,046
      Hennes & Mauritz, Cl B                             35,000       1,148,279
      Nordea Bank                                       100,000       1,214,019
      Saab, Cl B                                         30,000         569,798
      Scania, Cl B                                       25,000         561,271
      Skandinaviska Enskilda Banken, Cl A               100,000         907,801
      SKF, Cl B                                          25,000         713,605
      Svenska Cellulosa, Cl B                            50,000         872,140
      Svenska Handelsbanken, Cl A                        30,000       1,021,916
      Tele2, Cl B                                        65,000       1,436,124
      Telefonaktiebolaget LM Ericsson,
         Cl B (A)                                       120,000       1,479,150
      Trelleborg, Cl B                                   80,000         927,182
      Volvo, Cl B *                                      50,000         865,938
                                                                  -------------
                                                                     16,127,618
                                                                  -------------
   SWITZERLAND - 4.5%
      ABB                                                30,000         708,369
      Clariant *                                         50,000         882,945
      Credit Suisse Group                                20,000         894,280
      Nestle                                             45,000       2,433,528
      Novartis                                           35,000       1,948,358
      Roche Holding                                      10,000       1,521,187
      Swatch Group                                        1,600         641,695
      Swiss Life Holding                                  5,000         798,199
      UBS *                                              30,000         538,030
      Zurich Financial Services                           2,598         709,771
                                                                  -------------
                                                                     11,076,362
                                                                  -------------

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   THAILAND - 2.5%
      Advanced Info Service, NVDR                       240,000   $     621,460
      Banpu, NVDR                                        60,000       1,417,705
      Charoen Pokphand Foods, NVDR                      900,000         637,967
      Kasikornbank, NVDR                                250,000         930,571
      Krung Thai Bank, NVDR                           2,000,000       1,022,819
      PTT, NVDR                                          90,000         975,886
      Thai Airways International, NVDR                  500,000         606,894
                                                                  -------------
                                                                      6,213,302
                                                                  -------------
   TURKEY - 2.6%
      Akbank                                            200,000         937,393
      Arcelik                                           150,000         779,706
      Tupras Turkiye Petrol Rafinerileri                 30,000         777,837
      Turk Hava Yollari Anonim Ortakligi *              228,571         737,946
      Turk Telekomunikasyon                             200,000         820,219
      Turkiye Halk Bankasi                              120,000         946,119
      Turkiye Is Bankasi, Cl C                          450,000       1,413,568
                                                                  -------------
                                                                      6,412,788
                                                                  -------------
   UNITED KINGDOM - 16.4%
      Amlin                                              70,000         437,752
      Anglo American                                     20,000         981,130
      AstraZeneca *                                      38,085       1,848,795
      BAE Systems *                                      90,000         493,048
      Barclays                                          300,000       1,411,626
      BBA Aviation                                      150,000         535,817
      BHP Billiton *                                     35,000       1,334,337
      BP                                                350,000       2,718,291
      British American Tobacco                           47,170       1,741,636
      Britvic                                            70,000         503,011
      BT Group                                          400,000       1,124,495
      Burberry Group                                     30,000         516,115
      Centrica                                          121,875         624,524
      Compass Group                                     110,000         978,807
      Croda International                                60,000       1,432,049
      GlaxoSmithKline                                   100,000       1,807,682
      HSBC Holdings                                     168,000       1,831,562
      IMI                                                40,000         558,083
      Imperial Tobacco Group                             30,000         857,307
      Inmarsat                                           40,000         436,022
      John Wood Group                                   180,000       1,577,177
      Johnson Matthey                                    20,000         616,710
      Micro Focus International                         100,000         657,077
      Old Mutual                                        600,000       1,207,150
      Petrofac                                           90,000       2,257,640
      Reckitt Benckiser Group                            18,000         978,887
      Rentokil Initial *                                300,000         481,034
      Rio Tinto                                          25,000       1,713,974
      Rolls-Royce Group *                                70,000         715,384
      RSA Insurance Group                               250,000         544,227
      Schroders                                          20,000         577,625
      Standard Chartered                                 70,000       1,826,584

        The accompanying notes are an integral part of the financial statements.

76 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                          Shares/Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   UNITED KINGDOM - (CONTINUED)
      Unilever                                           60,000   $   1,745,370
      Vodafone Group                                    550,385       1,545,941
      WH Smith                                          120,000         889,985
      WPP Group                                          60,000         742,455
                                                                  -------------
                                                                     40,249,309
                                                                  -------------
   TOTAL COMMON STOCK
      (Cost $188,625,941)                                           239,158,597
                                                                  -------------

--------------------------------------------------------------------------------
   EXCHANGE TRADED FUNDS - 1.1%
--------------------------------------------------------------------------------
   UNITED STATES - 1.1%
      iShares MSCI Hong Kong
         Index Fund (A)                                  58,000       1,113,020
      iShares MSCI Poland Investable
         Market Index Fund (A)                           22,000         748,660
      iShares MSCI Thailand Investable
         Market Index Fund (A)                           14,000         820,400
                                                                  -------------
      TOTAL EXCHANGE TRADED FUNDS
         (Cost $2,748,015)                                            2,682,080
                                                                  -------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 5.7%
--------------------------------------------------------------------------------
      BNP Paribas (B)
         0.300%, dated 01/31/11, matures on
         02/01/11, repurchase price $2,400,020
         (collateralized by various corporate
         obligations, ranging in par value from
         $2,822,647 - $5,255,025, 1.875% -
         5.625%, 01/09/12 - 11/20/12, total
         market value $2,520,000)                   $ 2,400,000       2,400,000
      Credit Suisse Securities (USA)
         0.210%, dated 01/31/11, matures on
         02/01/11, repurchase price $3,149,983
         (collateralized by a U.S.Treasury Note
         obligation, par value $3,195,000,
         0.875%, 01/31/12, total market
         value $3,213,471)                            3,149,965       3,149,965
      HSBC Securities (B)
         0.200%, dated 01/31/11, matures on
         02/01/11, repurchase price $488,296
         (collateralized by various corporate
         obligations, ranging in par value
         $30,000 - $1,296,000, 1.625% -
         3.500%, 10/11/12 - 05/27/14, total
         market value $498,769)                         488,293         488,293

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
      HSBC Securities (B)
         0.350%, dated 01/31/11, matures on
         02/01/11, repurchase price $2,400,023
         (collateralized by various corporate
         obligations, ranging in par value
         $751,000 - $3,130,000, 4.500% -
         6.500%, 12/15/11 - 10/01/20, total
         market value $2,520,060)                   $ 2,400,000   $   2,400,000
      JP Morgan Chase (B)
         0.330%, dated 01/31/11, matures on
         02/01/11, repurchase price $2,500,023
         (collateralized by various corporate
         obligations, ranging in par value from
         $14,000 - $5,814,000, 2.375% -
         7.250%, 03/15/11 - 06/21/20, total
         market value $2,627,515)                     2,500,000       2,500,000
      Merrill Lynch Securities (B)
         0.210%, dated 01/31/11, matures on
         02/01/11, repurchase price $3,000,018
         (collateralized by a U.S. Agency
         obligation, par value $3,081,164,
         2.071%, 10/20/60, total market
         value $3,060,000)                            3,000,000       3,000,000
                                                                  -------------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $13,938,258)                                          13,938,258
                                                                  -------------
   TOTAL INVESTMENTS - 104.3%
     (Cost $205,312,214)                                            255,778,935
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - (4.3)%                         (10,564,577)
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 245,214,358
                                                                  =============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JANUARY 31, 2011. THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2011 IS $10,297,919.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

ADR    - AMERICAN DEPOSITARY RECEIPT

CL     - CLASS

NVDR   - NON VOTING DEPOSITARY RECEIPT

REIT   - REAL ESTATE INVESTMENT TRUST

SER    - SERIES

SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 77

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONCLUDED)

FOREIGN CURRENCY CONTRACTS OUTSTANDING AS OF JANUARY 31, 2011 WERE AS FOLLOWS:

                       PRINCIPAL
CONTRACTS                AMOUNT                                   NET
TO BUY OR              COVERED BY                COUNTER-     UNREALIZED
 TO SELL    CURRENCY    CONTRACTS   EXPIRATION    PARTY     APPRECIATION**
--------------------------------------------------------------------------
  Sell        DKK       1,119,846     02/11        BBH      $          170
  Sell        EUR       1,957,552     02/11        BBH               1,664
  Buy         PLN       6,903,525     02/11        BBH              18,919
                                                            --------------
                                                            $       20,753
                                                            ==============

**    The primary risk exposure is foreign exchange contracts.

BBH   - BROWN BROTHERS HARRIMAN & CO.

DKK   - DANISH KRONE

EUR   - EUROPEAN EURO

PLN   - POLISH ZLOTY

A summary of the inputs used to value the Fund's net assets as of January 31, 2011 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                            LEVEL 2         LEVEL 3
                                                           TOTAL FAIR        LEVEL 1      SIGNIFICANT     SIGNIFICANT
                                                            VALUE AT          QUOTED       OBSERVABLE    UNOBSERVABLE
                                                            01/31/11          PRICE          INPUTS         INPUTS
                                                         --------------   -------------   ------------   ------------
   Common Stock ***                                      $ 239,158,597    $ 239,158,597   $         --   $         --
   Exchange Traded Funds                                     2,682,080        2,682,080             --             --
   Repurchase Agreements                                    13,938,258               --     13,938,258             --
                                                         --------------   -------------   ------------   ------------
Total:                                                   $ 255,778,935    $ 241,840,677   $ 13,938,258   $         --
                                                         ==============   =============   ============   ============

***   See schedule of investments detail for country breakout.

        The accompanying notes are an integral part of the financial statements.

78 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 95.1%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 9.9%
      Carnival                                           26,412   $   1,180,880
      Dick's Sporting Goods *                            30,650       1,106,158
      Kohl's *                                           15,888         806,793
      Las Vegas Sands *                                  32,532       1,512,413
      Staples                                            50,244       1,120,944
      Starwood Hotels & Resorts Worldwide                24,073       1,419,585
      Tiffany & Co.                                      17,409       1,011,985
      Yum! Brands                                        18,555         867,632
                                                                  -------------
                                                                      9,026,390
                                                                  -------------
   CONSUMER STAPLES - 8.6%
      Anheuser-Busch InBev NV, SP ADR                    23,952       1,324,785
      Coca-Cola                                          42,407       2,665,280
      Kraft Foods, Cl A                                  29,375         897,994
      Mead Johnson Nutrition                              9,055         524,918
      Philip Morris International                        43,499       2,489,883
                                                                  -------------
                                                                      7,902,860
                                                                  -------------
   ENERGY - 9.8%
      BG Group PLC, SP ADR                               13,452       1,516,175
      Cameron International *                            20,670       1,101,711
      Occidental Petroleum                               21,405       2,069,435
      QEP Resources                                      16,078         653,410
      Schlumberger                                       29,957       2,665,873
      Suncor Energy ++                                   22,154         919,613
                                                                  -------------
                                                                      8,926,217
                                                                  -------------
   FINANCIALS - 6.5%
      Goldman Sachs Group                                10,126       1,656,816
      Greenhill & Co.                                    19,087       1,325,020
      Hanover Insurance Group                            41,537       1,964,700
      JPMorgan Chase                                     21,766         978,164
                                                                  -------------
                                                                      5,924,700
                                                                  -------------
   HEALTH CARE - 6.1%
      Baxter International                                8,880         430,591
      Express Scripts *                                  20,530       1,156,455
      Gilead Sciences *                                  41,350       1,587,013
      Mylan *                                            50,450       1,168,422
      UnitedHealth Group                                 29,770       1,222,058
                                                                  -------------
                                                                      5,564,539
                                                                  -------------
   INDUSTRIAL - 14.8%
      3M                                                 21,816       1,918,063
      Danaher                                            55,826       2,571,346
      Deere                                              15,982       1,452,764
      Donaldson                                          31,089       1,821,815
      Emerson Electric                                   11,562         680,771
      Expeditors International of Washington             41,971       2,126,671
      Rockwell Collins                                   22,934       1,470,987
      Stericycle *                                       18,794       1,475,141
                                                                  -------------
                                                                     13,517,558
                                                                  -------------

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - 30.8%
      Accenture, Cl A ++                                 13,160   $     677,345
      Analog Devices                                     31,884       1,238,056
      Apple *                                            18,112       6,145,764
      ARM Holdings PLC, SP ADR                           61,695       1,544,843
      Autodesk *                                         24,859       1,011,264
      Broadcom, Cl A                                     26,690       1,203,452
      Cisco Systems *                                    74,490       1,575,463
      EMC *                                              81,498       2,028,485
      Google, Cl A *                                      6,916       4,152,090
      Linear Technology                                  44,004       1,530,899
      NetApp *                                           16,860         922,748
      Netlogic Microsystems *                            13,680         476,885
      Oracle                                            108,326       3,469,682
      QUALCOMM                                           39,847       2,156,918
                                                                  -------------
                                                                     28,133,894
                                                                  -------------
   MATERIALS - 7.0%
      Ecolab                                             46,015       2,286,485
      Praxair                                            30,176       2,807,575
      Weyerhaeuser                                       57,915       1,342,470
                                                                  -------------
                                                                      6,436,530
                                                                  -------------
   UTILITIES - 1.6%
      ITC Holdings                                        9,622         632,165
      Questar                                            15,968         278,322
      Wisconsin Energy                                    8,657         521,930
                                                                  -------------
                                                                      1,432,417
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $65,067,377)                                          86,865,105
                                                                  -------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 5.7%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                         5,243,534       5,243,534
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $5,243,534)                                            5,243,534
                                                                  -------------
   TOTAL INVESTMENTS - 100.8%
      (Cost $70,310,911)                                             92,108,639
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - (0.8)%                            (755,387)
                                                                  -------------
   NET ASSETS - 100.0%                                            $  91,353,252
                                                                  =============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 79

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

LARGE CAP GROWTH FUND (CONCLUDED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CL     - CLASS

PLC    - PUBLIC LIABILITY COMPANY

SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

A summary of the inputs used to value the Fund's net assets as of January 31, 2011 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                            LEVEL 2         LEVEL 3
                                                           TOTAL FAIR        LEVEL 1      SIGNIFICANT     SIGNIFICANT
                                                            VALUE AT          QUOTED       OBSERVABLE    UNOBSERVABLE
                                                            01/31/11          PRICE          INPUTS         INPUTS
                                                         --------------   -------------   ------------   ------------
Investments in Securities **                             $   92,108,639   $  92,108,639   $         --   $         --
                                                         ==============   =============   ============   ============

** See schedule of investments detail for industry and security type breakouts.

        The accompanying notes are an integral part of the financial statements.

80 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 99.0%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 7.2%
      Autoliv ++                                         13,000   $     998,400
      Cooper Tire & Rubber                               49,500       1,131,570
      H&R Block                                          54,350         680,462
      Office Depot *                                    202,250       1,061,813
      Pulte Group *                                      89,550         706,549
      Time Warner Cable                                  32,000       2,170,560
      Viacom, Cl B                                       27,450       1,140,548
                                                                  -------------
                                                                      7,889,902
                                                                  -------------
   CONSUMER STAPLES - 10.6%
      Altria Group                                       68,300       1,605,733
      Archer-Daniels-Midland                             27,900         911,493
      Carrefour SA (France)                              50,000       2,449,752
      CVS Caremark                                       65,500       2,240,100
      Heineken, ADR                                      68,150       1,716,017
      Kraft Foods, Cl A                                  87,600       2,677,932
                                                                  -------------
                                                                     11,601,027
                                                                  -------------
   ENERGY - 13.9%
      Apache                                             22,300       2,661,728
      BP PLC, SP ADR                                     75,100       3,564,997
      Chevron                                            40,950       3,887,383
      CONSOL Energy                                      30,100       1,495,970
      Pride International *                              51,800       1,683,500
      Williams                                           67,000       1,808,330
                                                                  -------------
                                                                     15,101,908
                                                                  -------------
   FINANCIALS - 23.6%
      ACE ++                                             27,900       1,718,361
      Annaly Capital Management REIT                     61,400       1,094,762
      Bank of America                                   342,850       4,707,330
      Berkshire Hathaway, Cl B *                         20,100       1,643,175
      CIT Group *                                        47,700       2,274,813
      Citigroup *                                       757,000       3,648,740
      Hanover Insurance Group                            34,350       1,624,755
      JPMorgan Chase                                    101,500       4,561,410
      MetLife                                            41,500       1,899,455
      MGIC Investment *                                 232,700       1,952,353
      Moody's                                            22,000         646,140
                                                                  -------------
                                                                     25,771,294
                                                                  -------------
   HEALTH CARE - 11.4%
      Boston Scientific *                               220,000       1,535,600
      Merck                                              88,200       2,925,594
      Pfizer                                            250,400       4,562,288
      WellPoint *                                        55,200       3,429,024
                                                                  -------------
                                                                     12,452,506
                                                                  -------------
   INDUSTRIAL - 14.3%
      Avis Budget Group *                                50,100         693,384
      General Electric                                  107,250       2,160,015
      Harsco                                             33,950       1,095,566
      Honeywell International                            43,400       2,430,834

--------------------------------------------------------------------------------
Description                                          Shares/Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - (CONTINUED)
      Jardine Matheson Holdings, ADR                     31,050   $   1,456,556
      Northrop Grumman                                   23,800       1,649,340
      Schindler Holding AG, COP
         (Switzerland)                                   20,300       2,266,547
      Siemens AG, SP ADR                                 17,600       2,260,016
      Tyco International ++                              35,900       1,609,397
                                                                  -------------
                                                                     15,621,655
                                                                  -------------
   INFORMATION TECHNOLOGY - 8.4%
      Hewlett-Packard                                    25,100       1,146,819
      Intel                                              80,950       1,737,187
      Microsoft                                         103,450       2,868,151
      Texas Instruments                                  67,200       2,278,752
      Western Union                                      56,700       1,149,876
                                                                  -------------
                                                                      9,180,785
                                                                  -------------
   MATERIALS - 5.0%
      Crown Holdings *                                   30,650       1,022,484
      Rio Tinto, SP ADR                                  27,000       1,875,960
      Vulcan Materials                                   27,250       1,159,760
      Weyerhaeuser                                       58,000       1,344,440
                                                                  -------------
                                                                      5,402,644
                                                                  -------------
   TELECOMMUNICATION SERVICES - 3.5%
      Sprint Nextel *                                   257,900       1,165,708
      Vodafone Group PLC, SP ADR                         93,750       2,658,750
                                                                  -------------
                                                                      3,824,458
                                                                  -------------
   UTILITIES - 1.1%
      Questar                                            66,350       1,156,480
                                                                  -------------
         TOTAL COMMON STOCK
         (Cost $99,981,752)                                         108,002,659
                                                                  -------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 0.6%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.210%, dated 01/31/11,
         matures on 02/01/11,
         repurchase price $706,692
         (collateralized by a U.S.
         Treasury Note obligation, par
         value $720,000, 0.875%,
         01/31/12, total market value
         $ 724,163)                                 $   706,688         706,688
                                                                  -------------

      TOTAL REPURCHASE AGREEMENT
         (Cost $706,688)                                                706,688
                                                                  -------------
   TOTAL INVESTMENTS - 99.6%
      (Cost $100,688,440)                                           108,709,347
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.4%                               431,528
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 109,140,875
                                                                  =============

--------------------------------------------------------------------------------
*      NON-INCOME PRODUCING SECURITY.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 81

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

LARGE CAP VALUE FUND (CONCLUDED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

ADR    - AMERICAN DEPOSITARY RECEIPT

CL     - CLASS

COP    - CERTIFICATES OF PARTICIPATION

PLC    - PUBLIC LIABILITY COMPANY

REIT   - REAL ESTATE INVESTMENT TRUST

SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

A summary of the inputs used to value the Fund's net assets as of January 31, 2011 is as follows (see Note 2 -- significant accounting policies in the notes to financial statements):

                                                                                                  LEVEL 2        LEVEL 3
                                                                  TOTAL FAIR       LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                                   VALUE AT         QUOTED      OBSERVABLE    UNOBSERVABLE
                                                                   01/31/11         PRICE         INPUTS         INPUTS
                                                                -------------   -------------   -----------   ------------
   Common Stock **                                              $ 108,002,659   $ 108,002,659   $        --   $         --
   Repurchase Agreement                                               706,688              --       706,688             --
                                                                -------------   -------------   -----------   ------------
Total:                                                          $ 108,709,347   $ 108,002,659   $   706,688   $         --
                                                                =============   =============   ===========   ============

**    See schedule of investments detail for industry type breakout.

        The accompanying notes are an integral part of the financial statements.

82 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

NYSE ARCA TECH 100 INDEX FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 99.2%+
--------------------------------------------------------------------------------
   HEALTH CARE - 16.4%
      Agilent Technologies *                             54,245   $   2,269,068
      Amgen *                                            54,245       2,987,815
      AstraZeneca PLC, SP ADR                            54,245       2,652,581
      Biogen Idec *                                      54,245       3,551,420
      Boston Scientific *                                54,245         378,630
      Bristol-Myers Squibb                               54,245       1,365,889
      CONMED *                                           54,245       1,416,337
      Gilead Sciences *                                  54,245       2,081,923
      Kinetic Concepts *                                 54,245       2,502,322
      Life Technologies *                                54,245       2,944,961
      Medtronic                                          54,245       2,078,668
      Novartis AG, ADR                                   54,245       3,030,126
      St. Jude Medical *                                 54,245       2,196,923
      Thermo Fisher Scientific *                         54,245       3,106,611
      Valeant Pharmaceuticals International ++           54,245       1,981,570
      ViroPharma *                                       54,245         889,618
                                                                  -------------
                                                                     35,434,462
                                                                  -------------
   INDUSTRIAL - 5.5%
      Goodrich                                           54,245       4,915,682
      Lockheed Martin                                    54,245       4,317,902
      Raytheon                                           54,245       2,711,708
                                                                  -------------
                                                                     11,945,292
                                                                  -------------
   INFORMATION TECHNOLOGY - 76.4%
      Adobe Systems *                                    54,245       1,792,797
      Altera                                             54,245       2,037,985
      Amdocs * ++                                        54,245       1,580,699
      Amphenol, Cl A                                     54,245       3,001,918
      Analog Devices                                     54,245       2,106,333
      Apple *                                            54,245      18,406,413
      Applied Materials                                  54,245         851,104
      Arris Group *                                      54,245         676,978
      Autodesk *                                         54,245       2,206,687
      Automatic Data Processing                          54,245       2,598,336
      BMC Software *                                     54,245       2,587,487
      Broadcom, Cl A                                     54,245       2,445,907
      CA                                                 54,245       1,291,031
      Check Point Software Technologies * ++             54,245       2,416,615
      Ciena *                                            54,245       1,195,017
      Cisco Systems *                                    54,245       1,147,282
      Citrix Systems *                                   54,245       3,427,199
      Computer Sciences                                  54,245       2,890,716
      Compuware *                                        54,245         581,506
      Comtech Telecommunications                         54,245       1,522,115
      Corning                                            54,245       1,204,781
      Cypress Semiconductor *                            54,245       1,174,404
      Dell *                                             54,245         713,864
      Digital River *                                    54,245       1,721,736
      DST Systems                                        54,245       2,579,892
      eBay *                                             54,245       1,646,878

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      EMC *                                              54,245   $   1,350,158
      Emulex *                                           54,245         618,935
      F5 Networks *                                      54,245       5,879,073
      Harmonic *                                         54,245         457,828
      Harris                                             54,245       2,524,562
      Hewlett-Packard                                    54,245       2,478,454
      Intel                                              54,245       1,164,098
      InterDigital                                       54,245       2,611,897
      International Business Machines                    54,245       8,787,690
      Ixia *                                             54,245         853,274
      j2 Global Communications *                         54,245       1,497,162
      JDS Uniphase *                                     54,245         920,538
      Juniper Networks *                                 54,245       2,013,574
      KLA-Tencor                                         54,245       2,391,120
      Lam Research *                                     54,245       2,706,283
      Linear Technology                                  54,245       1,887,184
      LSI *                                              54,245         335,777
      MEMC Electronic Materials *                        54,245         601,577
      Microsoft                                          54,245       1,503,943
      Motorola Solutions *                               54,244       2,103,040
      National Semiconductor                             54,245         822,354
      NetApp *                                           54,245       2,968,829
      Nokia, SP ADR                                      54,245         580,422
      Novell *                                           54,245         326,555
      Novellus Systems *                                 54,245       1,956,617
      Open Text * ++                                     54,245       2,679,161
      Oracle                                             54,245       1,737,467
      Parametric Technology *                            54,245       1,205,866
      Polycom *                                          54,245       2,378,643
      Progress Software *                                53,495       1,532,082
      QLogic *                                           54,245         966,103
      QUALCOMM                                           54,245       2,936,282
      RealNetworks *                                     54,245         203,961
      Red Hat *                                          54,245       2,241,403
      Salesforce.com *                                   54,245       7,005,199
      SanDisk *                                          54,245       2,461,096
      SAP, SP ADR                                        54,245       3,140,786
      Seagate Technology * ++                            54,245         759,430
      Standard Microsystems *                            54,245       1,304,592
      Symantec *                                         54,245         955,254
      Synopsys *                                         54,245       1,471,667
      Tellabs                                            54,245         287,499
      Teradata *                                         54,245       2,331,993
      Teradyne *                                         54,245         904,807
      Tessera Technologies *                             54,245         939,523
      Texas Instruments                                  54,245       1,839,448
      VASCO Data Security International *                54,245         410,635
      VeriSign *                                         54,245       1,825,344
      VMware, Cl A *                                     54,245       4,639,032
      Websense *                                         54,245       1,039,334
      Western Digital *                                  54,245       1,845,415
      Xerox Corp                                         54,245         576,082

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 83

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

NYSE ARCA TECH 100 INDEX FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      Xilinx                                             54,245   $   1,746,689
      Yahoo! *                                           54,245         874,429
                                                                  -------------
                                                                    165,385,846
                                                                  -------------
   TELECOMMUNICATION SERVICES - 0.9%
      Telephone and Data Systems                         54,245       1,939,259
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $141,264,421)                                        214,704,859
                                                                  -------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 1.3%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                         2,941,094       2,941,094
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $2,941,094)                                            2,941,094
                                                                  -------------
   TOTAL INVESTMENTS - 100.5%
      (Cost $144,205,515)                                           217,645,953
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - (0.5)%                          (1,142,957)
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 216,502,996
                                                                  =============

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
*      NON-INCOME PRODUCING SECURITY.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

ADR    - AMERICAN DEPOSITARY RECEIPT

CL     - CLASS

PLC    - PUBLIC LIABILITY COMPANY

SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

FUTURES - A SUMMARY OF THE OPEN FUTURES CONTRACTS HELD BY THE FUND AT JANUARY 31, 2011 ARE AS FOLLOWS:

LONG FUTURES                  NUMBER OF   EXPIRATION   COUNTER-     UNREALIZED
OUTSTANDING                   CONTRACTS      DATE       PARTY     APPRECIATION**
--------------------------------------------------------------------------------
NASDAQ 100 E-MINI                38       MARCH 2011      MCQ         $358

**    The primary risk exposure is equity contracts.

MCQ   - MACQUARIE FUTURES USA INC., SUBSIDIARY OF MACQUIRE GROUP LTD.

A summary of the inputs used to value the Fund's net assets as of January 31, 2011 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                                  LEVEL 2       LEVEL 3
                                                                  TOTAL FAIR       LEVEL 1      SIGNIFICANT   SIGNIFICANT
                                                                   VALUE AT         QUOTED       OBSERVABLE   UNOBSERVABLE
                                                                   01/31/11         PRICE          INPUTS        INPUTS
                                                                -------------   -------------   -----------   ------------
   Investments in Securities ***                                $ 217,645,953   $ 217,645,953   $        --   $         --
   Derivatives (1)
      Equity Contracts                                                    358             358            --             --
                                                                -------------   -------------   -----------   ------------
Total:                                                          $ 217,646,311   $ 217,646,311   $        --   $         --
                                                                =============   =============   ===========   ============

*** See schedule of investments detail for industry and security type breakouts.

(1)   Investments in derivatives include open futures contracts.

        The accompanying notes are an integral part of the financial statements.

84 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

SMALL CAP ADVANTAGE FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 95.7%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 11.4%
      AFC Enterprises *                                  25,000   $     372,500
      American Axle & Manufacturing
         Holdings *                                      12,700         181,610
      Biglari Holdings *                                    200          86,000
      Columbia Sportswear                                 7,900         481,742
      Cracker Barrel Old Country Store                    6,600         339,768
      Dillard's, Cl A                                     6,000         238,320
      Exide Technologies *                               14,100         135,501
      Harte-Hanks                                        14,400         179,568
      HOT Topic                                          18,300          99,369
      Movado Group *                                      8,400         121,044
      Perry Ellis International *                         3,700         104,155
      Red Robin Gourmet Burgers *                         4,100          84,624
      Sonic *                                            15,900         152,481
      Sotheby's                                           1,600          64,480
      Stein Mart *                                        7,300          57,195
      Timberland, Cl A *                                 15,200         406,296
      Volcom                                              5,600          92,960
                                                                  -------------
                                                                      3,197,613
                                                                  -------------
   CONSUMER STAPLES - 2.4%
      Casey's General Stores                              6,200         263,438
      Heckmann *                                         16,000          77,280
      PriceSmart                                          2,100          76,629
      United Natural Foods *                              4,900         181,300
      USANA Health Sciences *                             2,100          79,632
                                                                  -------------
                                                                        678,279
                                                                  -------------
   ENERGY - 6.9%
      Allis-Chalmers Energy *                            11,000          83,380
      Basic Energy Services *                             4,300          78,518
      Complete Production Services *                     12,100         338,074
      Contango Oil & Gas *                                1,800         104,400
      Goodrich Petroleum *                               21,000         445,620
      Hercules Offshore *                                22,600          74,806
      ION Geophysical *                                  33,200         315,732
      OYO Geospace *                                      2,700         258,741
      Western Refining *                                 19,900         242,382
                                                                  -------------
                                                                      1,941,653
                                                                  -------------
   FINANCIALS - 19.3%
      1st United Bancorp *                               14,600          95,630
      Brookline Bancorp                                   6,600          71,478
      Cohen & Steers                                     14,200         402,002
      Colonial Properties Trust REIT                      9,700         186,143
      Cousins Properties REIT                            11,650          99,258
      Extra Space Storage REIT                           35,200         676,896
      Financial Engines *                                 6,400         145,152
      First Cash Financial Services *                     4,100         135,259
      First Interstate BancSystem                        22,900         297,471
      Infinity Property & Casualty                        2,300         137,402
      Internet Capital Group *                           21,000         255,780

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      Investors Bancorp *                                 6,400   $      85,248
      LaBranche *                                        24,000          90,240
      Montpelier Re Holdings ++                          10,500         208,425
      Nelnet, Cl A                                        6,900         154,698
      Pinnacle Financial Partners *                       7,000          96,320
      Platinum Underwriters Holdings ++                   1,700          75,140
      Prosperity Bancshares                               4,100         165,845
      Solar Capital                                       3,700          87,875
      Sovran Self Storage REIT                           11,900         457,436
      Sunstone Hotel Investors REIT *                    35,000         357,350
      Trustmark                                           9,600         230,304
      United Bankshares                                   3,400          95,880
      Webster Financial                                  24,700         565,136
      Westamerica Bancorporation                          4,400         220,000
                                                                  -------------
                                                                      5,392,368
                                                                  -------------
   HEALTH CARE - 13.8%
      Accretive Health *                                  7,800         141,492
      Alkermes *                                          5,200          67,132
      Alnylam Pharmaceuticals *                          10,700         110,477
      AMAG Pharmaceuticals *                             13,900         247,420
      AMERIGROUP *                                        3,600         188,532
      Anthera Pharmaceuticals *                          11,800          45,784
      CardioNet *                                        13,700          59,595
      CONMED *                                            2,500          65,275
      Cyberonics *                                        6,600         216,150
      Incyte *                                           28,100         414,194
      InterMune *                                         8,400         313,908
      Jazz Pharmaceuticals *                              4,700         105,092
      Magellan Health Services *                          1,700          82,297
      Medicis Pharmaceutical, Cl A                        7,500         190,725
      Medidata Solutions *                                2,200          54,890
      Medivation *                                       14,100         198,528
      Molina Healthcare *                                 5,600         171,696
      Nabi Biopharmaceuticals *                          29,000         162,400
      Osiris Therapeutics *                              14,100          93,201
      Par Pharmaceutical *                                5,900         210,748
      Sirona Dental Systems *                             6,300         276,003
      Spectrum Pharmaceuticals *                         28,000         168,000
      STERIS                                              5,100         177,582
      Sun Healthcare Group *                              8,000          99,960
                                                                  -------------
                                                                      3,861,081
                                                                  -------------
   INDUSTRIAL - 15.3%
      AAR *                                               5,800         155,382
      Actuant, Cl A                                       8,900         246,797
      Administaff                                         5,400         152,928
      Alaska Air Group *                                  4,600         272,504
      AMERCO *                                            1,600         145,616
      American Science & Engineering                      6,500         565,500
      AO Smith                                            2,250          96,323
      APAC Customer Services *                           10,900          60,059

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 85

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

SMALL CAP ADVANTAGE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - (CONTINUED)
      Applied Industrial Technologies                     5,400   $     170,964
      Atlas Air Worldwide Holdings *                      3,600         182,916
      Blount International *                             10,100         151,601
      Cascade                                             1,900          89,433
      CDI                                                 7,200         115,632
      Consolidated Graphics *                             3,200         160,160
      Dycom Industries *                                 25,900         416,213
      Encore Wire                                         3,600          80,802
      GeoEye *                                            1,500          59,880
      Knoll                                              20,700         346,518
      Korn/Ferry International *                          9,300         217,620
      Layne Christensen *                                 3,300         104,214
      LSI Industries                                      7,300          54,312
      Polypore International *                            3,200         154,080
      RSC Holdings *                                      8,300          99,268
      Sauer-Danfoss *                                     2,900          83,085
      Sykes Enterprises *                                 5,500         107,140
                                                                  -------------
                                                                      4,288,947
                                                                  -------------
   INFORMATION TECHNOLOGY - 20.3%
      Acxiom *                                           10,700         184,361
      Anaren *                                            7,700         158,158
      ATMI *                                             12,800         263,680
      Benchmark Electronics *                            26,100         495,639
      BigBand Networks *                                 22,000          58,300
      Blackbaud                                           2,700          70,983
      BroadSoft *                                         3,400          94,214
      Cognex                                              5,700         178,638
      Comtech Telecommunications                          2,300          64,538
      Diodes *                                            7,100         182,754
      Electro Rent                                        5,000          73,800
      Energy Conversion Devices *                        17,800          72,624
      Infinera *                                          5,300          38,876
      Interactive Intelligence *                          2,700          88,371
      Kenexa *                                            3,400          70,516
      Kulicke & Soffa Industries *                       21,200         206,700
      Manhattan Associates *                             16,100         475,111
      MicroStrategy, Cl A *                               1,400         148,904
      Monolithic Power Systems *                         13,000         190,710
      OmniVision Technologies *                           5,300         136,899
      RealNetworks *                                     36,300         136,488
      Silicon Image *                                     8,400          57,624
      Stamps.com *                                        9,900         125,928
      STEC *                                             15,200         311,448
      Syntel                                              7,600         423,852
      Take-Two Interactive Software *                     8,000          99,800
      TeleTech Holdings *                                20,800         445,328
      TIBCO Software *                                   14,800         325,304
      ValueClick *                                       11,500         161,115
      VeriFone Systems *                                  5,100         203,694
      Zoran *                                            16,100         152,789
                                                                  -------------
                                                                      5,697,146
                                                                  -------------

--------------------------------------------------------------------------------
Description                                          Shares/Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   MATERIALS - 3.5%
      AEP Industries *                                    2,500   $      69,225
      Century Aluminum *                                  7,000         104,090
      Domtar ++                                           2,400         211,032
      Innospec *                                          6,300         126,756
      Metals USA Holdings *                               6,900         104,880
      Minerals Technologies                               2,200         138,644
      Noranda Aluminum Holding *                          7,800         115,362
      Rockwood Holdings *                                 2,400          97,416
                                                                  -------------
                                                                        967,405
                                                                  -------------
   TELECOMMUNICATION SERVICES - 1.5%
      Consolidated Communications Holdings               10,000         177,500
      Neutral Tandem *                                   15,500         234,360
                                                                  -------------
                                                                        411,860
                                                                  -------------
   UTILITIES - 1.3%
      NorthWestern                                        2,700          76,248
      Portland General Electric                          13,000         290,420
                                                                  -------------
                                                                        366,668
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $21,010,336)                                          26,803,020
                                                                  -------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 4.2%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.210%, dated 01/31/11, matures on
         02/01/11, repurchase price $1,187,321
         (collateralized by a U.S.Treasury Note
         obligation, par value $1,205,000,
         0.875%, 01/31/11, total market
         value $1,212,061)                          $ 1,187,314       1,187,314
                                                                  -------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $1,187,314)                                            1,187,314
                                                                  -------------
   TOTAL INVESTMENTS - 99.9%
      (Cost $22,197,650)                                             27,990,334
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.1%                                24,216
                                                                  -------------
   NET ASSETS - 100.0%                                            $  28,014,550
                                                                  =============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

CL    - CLASS

REIT  - REAL ESTATE INVESTMENT TRUST

        The accompanying notes are an integral part of the financial statements.

86 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

SMALL CAP ADVANTAGE FUND (CONCLUDED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FUTURES - A SUMMARY OF THE OPEN FUTURES CONTRACTS HELD BY THE FUND AT JANUARY 31, 20110 ARE AS FOLLOWS:

LONG FUTURES               NUMBER OF    EXPIRATION   COUNTER-      UNREALIZED
OUTSTANDING                CONTRACTS       DATE       PARTY      APPRECIATION**
--------------------------------------------------------------------------------
RUSSELL 2000
   MINI INDEX FUTURES          15       MARCH 2011     GSC       $       12,501

**    The primary risk exposure is equity contracts.

GSC   - GOLDMAN SACHS COMPANY

A summary of the inputs used to value the Fund's net assets as of January 31, 2011 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                           LEVEL 2        LEVEL 3
                            TOTAL FAIR      LEVEL 1      SIGNIFICANT    SIGNIFICANT
                             VALUE AT       QUOTED       OBSERVABLE    UNOBSERVABLE
                             01/31/11        PRICE         INPUTS         INPUTS
                           ------------   ------------   -----------   -------------
   Common Stock ***        $ 26,803,020   $ 26,803,020   $        --   $         --
   Repurchase Agreement       1,187,314             --     1,187,314             --
   Derivatives (1)
      Equity Contracts           12,501         12,501            --             --
                           ------------   ------------   -----------   -------------
Total:                     $ 28,002,835   $ 26,815,521   $ 1,187,314   $         --
                           ============   ============   ===========   =============

***   See schedule of investments detail for industry breakout.

(1)   Investments in derivatives include open futures contracts.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 87

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 99.0%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 11.2%
      American Greetings, Cl A (A)                       37,400   $     812,702
      Arctic Cat *                                       31,782         509,148
      Big Lots *                                         12,300         391,017
      Blyth                                               7,100         238,702
      Bob Evans Farms                                    26,300         827,924
      Cabela's * (A)                                     18,900         470,610
      Callaway Golf (A)                                  34,600         254,310
      Cooper Tire & Rubber                               33,600         768,096
      Cracker Barrel Old Country Store (A)                4,700         241,956
      Journal Communications, Cl A *                     70,900         340,320
      O'Charleys *                                        6,300          43,596
      Oxford Industries (A)                               5,400         127,818
      RadioShack (A)                                     22,600         342,390
      Rent-A-Center (A)                                  16,000         475,840
      Ruby Tuesday * (A)                                 59,300         799,364
      Scholastic (A)                                     22,200         660,006
      Sinclair Broadcast Group, Cl A                     33,900         297,303
      Stage Stores                                       61,800         957,900
      Timberland, Cl A *                                 10,800         288,684
                                                                  -------------
                                                                      8,847,686
                                                                  -------------
   CONSUMER STAPLES - 4.1%
      Cal-Maine Foods (A)                                11,800         334,648
      Chiquita Brands International * (A)                23,900         368,538
      Corn Products International                        15,700         724,241
      Del Monte Foods                                    12,700         240,792
      Fresh Del Monte Produce (A)                        31,200         825,240
      Nash Finch (A)                                      6,200         233,554
      Universal                                          12,500         473,625
                                                                  -------------
                                                                      3,200,638
                                                                  -------------
   ENERGY - 5.2%
      Atwood Oceanics * (A)                              24,500         990,290
      Hornbeck Offshore Services * (A)                   14,000         332,360
      SEACOR Holdings                                     4,700         496,743
      Tesoro *                                           27,100         521,675
      USEC * (A)                                        119,000         660,450
      VAALCO Energy *                                    73,100         532,168
      W&T Offshore (A)                                   26,200         533,170
                                                                  -------------
                                                                      4,066,856
                                                                  -------------
   FINANCIALS - 30.9%
      Allied World Assurance Company
         Holdings ++                                      7,000         422,310
      Alterra Capital Holdings ++ (A)                    20,000         431,000
      American Equity Investment Life
         Holding (A)                                     41,200         522,416
      Anworth Mortgage Asset REIT                        40,200         276,174
      Ares Capital (A)                                    5,590          93,856
      Ashford Hospitality Trust REIT * (A)               49,400         481,650
      Banco Latinoamericano de Comercio
         Exterior SA, Cl E ++                            35,800         618,982
      Calamos Asset Management, Cl A                     22,000         338,360

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      Camden National (A)                                11,554   $     395,493
      Capstead Mortgage REIT (A)                         50,000         635,500
      CBL & Associates Properties REIT (A)               45,000         767,700
      Cedar Shopping Centers REIT                        20,700         125,235
      Citizens Republic Bancorp *                             1               1
      City Holding (A)                                   11,800         410,640
      CNO Financial Group *                              76,600         484,878
      Commonwealth REIT                                  30,925         824,770
      Dime Community Bancshares                          27,200         410,176
      Dynex Capital REIT                                 38,800         414,384
      East West Bancorp                                  23,800         516,698
      Encore Capital Group *                             14,100         320,775
      F.N.B. (A)                                         43,500         439,350
      First Bancorp (A)                                  38,629         580,594
      First Bancorp/ Puerto Rico * (A)                    3,606          18,138
      First Financial Holdings (A)                       11,000         113,960
      Flushing Financial                                 35,800         510,150
      GFI Group                                          89,100         456,192
      Harleysville Group                                 11,200         395,696
      Hercules Technology Growth Capital                 44,000         462,000
      Horace Mann Educators                              47,900         827,712
      Hospitality Properties Trust REIT                  24,000         596,880
      Huntington Bancshares                              55,900         404,716
      Independent Bank * (A)                              4,967          15,249
      Infinity Property & Casualty                       10,500         627,270
      Integra Bank * (A)                                 51,000          38,250
      International Bancshares (A)                       40,100         760,697
      Lakeland Bancorp                                    8,018          77,133
      MFA Financial REIT                                 79,700         651,149
      Montpelier Re Holdings ++                          43,300         859,505
      Nelnet, Cl A                                       39,400         883,348
      One Liberty Properties REIT                        52,346         846,958
      Oriental Financial Group                           46,400         548,448
      Parkway Properties REIT (A)                        21,500         363,350
      Pennantpark Investment                             33,100         400,510
      Presidential Life                                  28,351         268,767
      Protective Life                                    21,100         581,727
      RAIT Financial Trust REIT (A)                      38,200          96,646
      Republic Bancorp, Cl A (A)                         20,218         385,962
      Safety Insurance Group                             15,900         756,681
      SeaBright Insurance Holdings                       22,600         219,446
      Selective Insurance Group                          23,500         417,830
      Sierra Bancorp (A)                                 18,000         194,220
      StanCorp Financial Group                           13,600         606,696
      Validus Holdings ++ (A)                            13,500         410,400
      Walter Investment Management REIT                  27,400         495,940
      Washington Trust Bancorp                            8,300         166,000
      WesBanco                                            7,800         147,030
      Whitney Holding                                    15,200         202,312
                                                                  -------------
                                                                     24,317,910
                                                                  -------------

The accompanying notes are an integral part of the financial statements.

88 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

SMALL CAP VALUE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   HEALTH CARE - 8.3%
      Cubist Pharmaceuticals * (A)                       32,800   $     719,632
      Endo Pharmaceuticals Holdings *                    17,500         581,350
      Kendle International *                             12,200         138,592
      Kindred Healthcare * (A)                           23,400         437,814
      Kinetic Concepts *                                  9,400         433,622
      Lumenis * ++                                           13              --
      Magellan Health Services *                         13,300         643,853
      Par Pharmaceutical *                               32,700       1,168,044
      PDL BioPharma (A)                                  56,000         276,640
      PharMerica *                                       33,400         377,754
      Skilled Healthcare Group, Cl A * (A)               54,300         583,182
      Universal American Financial (A)                   56,961       1,150,043
                                                                  -------------
                                                                      6,510,526
                                                                  -------------
   INDUSTRIAL - 14.4%
      AAR *                                              14,100         377,739
      Advanced Battery Technologies * (A)                80,300         299,519
      Alaska Air Group *                                 10,400         616,096
      Ampco-Pittsburgh                                   21,600         538,056
      AO Smith (A)                                        8,850         378,868
      Crane                                               7,500         333,075
      Deluxe (A)                                         46,200       1,129,590
      Dycom Industries *                                 42,900         689,403
      EMCOR Group *                                      30,700         929,596
      Ennis (A)                                          38,100         633,603
      EnPro Industries * (A)                             26,500       1,100,015
      Genco Shipping & Trading * (A)                     13,900         160,684
      Mueller Industries                                  7,200         235,440
      NACCO Industries, Cl A (A)                          9,400         942,350
      National Presto Industries (A)                      2,300         294,446
      PAM Transportation Services *                      43,452         501,436
      Ryder System                                        9,800         471,184
      Seaboard                                              110         220,220
      TAL International Group (A)                        18,400         574,632
      Teledyne Technologies *                             6,200         293,322
      Tutor Perini                                        7,600         172,596
      US Airways Group * (A)                             41,700         413,664
                                                                  -------------
                                                                     11,305,534
                                                                  -------------
   INFORMATION TECHNOLOGY - 13.0%
      Arris Group *                                      47,800         596,544
      Benchmark Electronics * (A)                        19,700         374,103
      Black Box                                          11,036         388,357
      Brightpoint *                                      49,400         448,305
      CIBER *                                            36,800         167,808
      Convergys *                                        64,000         911,360
      CSG Systems International * (A)                    36,600         711,870
      CTS (A)                                            82,200         932,148
      Entegris *                                         41,100         314,415
      Fairchild Semiconductor International *            46,100         820,580
      Gerber Scientific * (A)                            53,200         405,916
      Imation * (A)                                      29,100         293,910

--------------------------------------------------------------------------------
Description                                          Shares/Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      Integrated Device Technology *                     72,000   $     459,360
      Multi-Fineline Electronix * (A)                    25,644         741,112
      Photronics *                                       25,300         166,727
      RF Micro Devices * (A)                             98,000         658,560
      Smart Modular Technologies WWH * (A)               62,300         421,148
      Tech Data * (A)                                    12,700         595,757
      United Online (A)                                 118,800         839,916
                                                                  -------------
                                                                     10,247,896
                                                                  -------------
   MATERIALS - 5.4%
      Boise (A)                                          33,000         296,670
      Glatfelter (A)                                     58,800         707,364
      Innospec *                                         12,800         257,536
      Neenah Paper                                        4,600          88,596
      NewMarket (A)                                       8,500       1,078,310
      OM Group *                                         11,100         401,598
      Rock-Tenn, Cl A (A)                                14,000         934,500
      Stepan                                              6,700         485,884
                                                                  -------------
                                                                      4,250,458
                                                                  -------------
   TELECOMMUNICATION SERVICES - 1.4%
      Cincinnati Bell *                                 190,800         543,780
      Frontier Communications                                 1               9
      USA Mobility (A)                                   30,500         520,940
                                                                  -------------
                                                                      1,064,729
                                                                  -------------
   UTILITIES - 5.1%
      Avista                                             37,100         840,315
      El Paso Electric *                                 38,400       1,034,880
      Energen                                             9,700         542,230
      NorthWestern                                       16,100         454,664
      Portland General Electric                          28,700         641,158
      Unisource Energy                                   13,600         487,016
                                                                  -------------
                                                                      4,000,263
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $73,523,944)                                          77,812,496
                                                                  -------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 35.3%
--------------------------------------------------------------------------------
      BNP Parabis (B)
         0.300%, dated 01/31/11, matures on
         02/01/11, repurchase price $5,600,047
         (collateralized by various corporate
         obligations, ranging in par value from
         $2,822,647 - $5,255,025, 1.875% -
         5.625%, 01/09/12 - 11/20/12, total
         market value $5,880,001)                   $ 5,600,000       5,600,000

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 89

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

SMALL CAP VALUE FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.210%, dated 01/31/11, matures on
         02/01/11, repurchase price $1,034,310
         (collateralized by a U.S. Treasury Note
         obligation, par value $1,050,000,
         0.875%, 01/31/12, total market
         value $1,056,070)                          $ 1,034,304   $   1,034,304
      HSBC Securities (B)
         0.200%, dated 01/31/11, matures on
         02/01/11, repurchase price
         $2,013,773 (collateralized by
         various corporate obligations, ranging
         in par value from $30,000 -
         $1,296,000, 1.625% - 3.500%,
         10/11/12 - 05/27/14, total market
         value $2,056,966)                            2,013,762       2,013,762
      HSBC Securities (B)
         0.350%, dated 01/31/11, matures on
         02/01/11, repurchase price
         $5,600,054 (collateralized by
         various corporate obligations, ranging
         in par value from $751,000 -
         $3,130,000, 4.500% - 6.500%,
         12/15/11 - 10/01/20, total market
         value $5,880,139)                            5,600,000       5,600,000
      JPMorgan Chase & Co (B)
         0.330%, dated 01/31/11, matures on
         02/01/11, repurchase price
         $6,500,060 (collateralized by
         various corporate obligations, ranging
         in par value from $14,000 -
         $5,814,000, 2.375% - 7.250%,
         03/15/11 - 06/21/20, total market
         value $6,831,540)                            6,500,000       6,500,000

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
      Merrill Lynch Securities (B)
         0.210%, dated 01/31/11, matures on
         02/01/11, repurchase price
         7,000,041, (collateralized by a
         U.S. agency obligation, par value
         $10,270,547, 2.071%, 10/20/60,
         total market value $7,140,000)             $ 7,000,000   $   7,000,000
                                                                  -------------
         TOTAL REPURCHASE AGREEMENTS
         (Cost $27,748,066)                                          27,748,066
                                                                  -------------
   TOTAL INVESTMENTS - 134.3%
      (Cost $101,272,010)                                           105,560,562
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - (34.3)%                        (26,942,198)
                                                                  -------------
   NET ASSETS - 100.0%                                            $  78,618,364
                                                                  =============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JANUARY 31, 2011. THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2011 IS $25,967,630.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

CL    - CLASS

REIT  - REAL ESTATE INVESTMENT TRUST

AMOUNTS DESIGNATED AS " -" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

A summary of the inputs used to value the Fund's net assets as of January 31, 2011 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                          LEVEL 2       LEVEL 3
                           TOTAL FAIR      LEVEL 1      SIGNIFICANT   SIGNIFICANT
                            VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
                            01/31/11        PRICE         INPUTS         INPUTS
                          ------------   ------------   -----------   -------------
   Common Stock **        $ 77,812,496   $ 77,812,496   $        --   $         --
   Repurchase Agreements    27,748,066             --    27,748,066             --
                          ------------   ------------   -----------   -------------
 Total:                   $105,560,562   $ 77,812,496   $27,748,066   $         --
                          ============   ============   ===========   =============

**    See schedule of investments detail for industry breakout.

        The accompanying notes are an integral part of the financial statements.

90 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

VALUE MOMENTUM FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
   COMMON STOCK - 99.2%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 10.0%
      Comcast, Cl A                                     331,600   $   7,109,504
      Harman International Industries *                  30,000       1,299,600
      Home Depot                                        120,000       4,412,400
      McGraw-Hill                                       106,500       4,151,370
      News, Cl A                                        417,150       6,265,593
      Time Warner                                       107,900       3,393,455
      Time Warner Cable                                  91,400       6,199,662
                                                                  -------------
                                                                     32,831,584
                                                                  -------------
   CONSUMER STAPLES - 14.7%
      Altria Group                                      140,000       3,291,400
      Diageo, SP ADR                                     63,500       4,876,800
      Heineken, ADR                                     159,900       4,026,282
      Henkel KGaA, SP ADR                                75,000       3,861,750
      Kraft Foods, Cl A                                 137,650       4,207,961
      Nestle, SP ADR                                     99,150       5,375,913
      Philip Morris International                       110,000       6,296,400
      Wal-Mart Stores                                   172,500       9,672,075
      Walgreen                                          160,000       6,470,400
                                                                  -------------
                                                                     48,078,981
                                                                  -------------
   ENERGY - 13.5%
      Chevron                                            81,700       7,755,781
      Halliburton                                        89,550       4,029,750
      Marathon Oil                                      164,000       7,494,800
      Peabody Energy                                     38,000       2,409,960
      QEP Resources                                      90,000       3,657,600
      Royal Dutch Shell PLC, ADR                        115,700       8,164,949
      Suncor Energy ++                                  127,150       5,277,997
      Williams                                          200,000       5,398,000
                                                                  -------------
                                                                     44,188,837
                                                                  -------------
   FINANCIALS - 15.9%
      Bank of America                                   424,100       5,822,893
      Bank of New York Mellon                           150,350       4,695,430
      Berkshire Hathaway, Cl B *                         82,000       6,703,500
      Goldman Sachs Group                                30,550       4,998,591
      Hanover Insurance Group                            69,500       3,287,350
      JPMorgan Chase                                    276,800      12,439,392
      MetLife                                            95,500       4,371,035
      Wells Fargo                                       308,000       9,985,360
                                                                  -------------
                                                                     52,303,551
                                                                  -------------
   HEALTH CARE - 7.9%
      Covidien ++                                        95,500       4,533,385
      Merck                                             219,000       7,264,230
      Pfizer                                            377,500       6,878,050
      UnitedHealth Group                                173,000       7,101,650
                                                                  -------------
                                                                     25,777,315
                                                                  -------------

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - 16.8%
      ABB, SP ADR                                       150,000   $   3,550,500
      Dun & Bradstreet                                   47,400       4,026,630
      General Electric                                  664,600      13,385,044
      Honeywell International                            89,000       4,984,890
      Jardine Matheson Holdings, ADR                     44,600       2,092,186
      Lockheed Martin                                    44,500       3,542,200
      Schindler Holding AG, COP (Switzerland)            32,005       3,573,440
      Tyco International ++                             133,500       5,984,805
      Union Pacific                                      20,000       1,892,600
      United Technologies                                66,000       5,365,800
      Vinci SA (France)                                  60,000       3,473,670
      Waste Management                                   89,100       3,374,217
                                                                  -------------
                                                                     55,245,982
                                                                  -------------
   INFORMATION TECHNOLOGY - 16.5%
      Accenture, Cl A ++                                 87,300       4,493,331
      Automatic Data Processing                          60,000       2,874,000
      Corning                                           220,000       4,886,200
      Hewlett-Packard                                   107,000       4,888,830
      Intel                                             241,000       5,171,860
      International Business Machines                    58,300       9,444,600
      Microsoft                                         510,100      14,142,522
      Nokia, SP ADR                                     123,800       1,324,660
      Texas Instruments                                  81,500       2,763,665
      Western Union                                     203,800       4,133,064
                                                                  -------------
                                                                     54,122,732
                                                                  -------------
   MATERIALS - 3.2%
      BHP Billiton SP ADR                                35,000       3,116,050
      Dow Chemical                                       56,000       1,986,880
      Weyerhaeuser                                      238,000       5,516,840
                                                                  -------------
                                                                     10,619,770
                                                                  -------------
   UTILITIES - 0.7%
      Questar                                           132,800       2,314,704
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $270,147,430)                                        325,483,456
                                                                  -------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 1.8%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                         6,072,823       6,072,823
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $6,072,823)                                            6,072,823
                                                                  -------------
   TOTAL INVESTMENTS - 101.0%
      (Cost $276,220,253)                                           331,556,279
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - (1.0)%                          (3,309,287)
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 328,246,992
                                                                  =============

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 91

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

VALUE MOMENTUM FUND (CONCLUDED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

*      NON-INCOME PRODUCING SECURITY.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

ADR    - AMERICAN DEPOSITARY RECEIPT

CL     - CLASS

COP    - CERTIFICATES OF PARTICIPATION

PLC    - PUBLIC LIABILITY COMPANY

SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

A summary of the inputs used to value the Fund's net assets as of January 31, 2011 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                     LEVEL 2       LEVEL 3
                                    TOTAL FAIR       LEVEL 1       SIGNIFICANT   SIGNIFICANT
                                     VALUE AT        QUOTED         OBSERVABLE   UNOBSERVABLE
                                     01/31/11        PRICE           INPUTS        INPUTS
                                  -------------   --------------   -----------   ------------
Investments in Securities **      $ 331,556,279   $  331,556,279   $        --   $         --
                                  =============   ==============   ===========   ============

**    See schedule of investments detail for industry breakout.

        The accompanying notes are an integral part of the financial statements.

92 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

CAPITAL GROWTH ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES - 82.5%
--------------------------------------------------------------------------------
      HighMark Cognitive Value Fund,
         Fiduciary Shares - 0.4%                         16,265   $     179,734
      HighMark Core Equity Fund,
         Fiduciary Shares - 15.1%                       793,157       6,718,041
      HighMark Enhanced Growth Fund,
         Fiduciary Shares - 1.4% *                       54,660         619,848
      HighMark Fundamental Equity Fund,
         Fiduciary Shares - 10.9%                       231,236       4,844,388
      HighMark Geneva Mid Cap Growth Fund,
         Fiduciary Shares - 2.3% *                       45,524       1,009,270
      HighMark Geneva Small Cap Growth Fund,
         Fiduciary Shares - 1.3% *                       20,270         604,234
      HighMark International Opportunities Fund,
         Fiduciary Shares - 12.0%                       734,053       5,351,247
      HighMark Large Cap Growth Fund,
         Fiduciary Shares - 6.3%                        272,994       2,806,377
      HighMark Large Cap Value Fund,
         Fiduciary Shares - 15.9%                       600,273       7,089,226
      HighMark NYSE Arca Tech 100 Index Fund,
         Fiduciary Shares - 1.4% *                       19,613         618,202
      HighMark Small Cap Advantage Fund,
         Fiduciary Shares - 10.9% *                     264,129       4,862,619
      HighMark Small Cap Value Fund,
         Fiduciary Shares - 3.6%                        117,136       1,609,450
      HighMark Value Momentum Fund,
         Fiduciary Shares - 1.0%                         28,635         458,165
                                                                  -------------
      TOTAL AFFILIATED EQUITY REGISTERED
         INVESTMENT COMPANIES
         (Cost $32,354,456)                                          36,770,801
                                                                  -------------
--------------------------------------------------------------------------------
   AFFILIATED FIXED INCOME REGISTERED INVESTMENT
   COMPANIES - 6.4%
--------------------------------------------------------------------------------
      HighMark Bond Fund,
         Fiduciary Shares - 0.4%                         14,044         157,570
      HighMark Short Term Bond Fund,
         Fiduciary Shares - 6.0%                        267,111       2,692,478
                                                                  -------------
      TOTAL AFFILIATED FIXED INCOME REGISTERED
         INVESTMENT COMPANIES
         (Cost $2,813,705)                                            2,850,048
                                                                  -------------

--------------------------------------------------------------------------------
Description                                          Shares/Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   EQUITY REGISTERED INVESTMENT COMPANIES - 7.3%
--------------------------------------------------------------------------------
      Fidelity Advisor Industrials Fund,
         Institutional Class - 2.2%                      34,722   $     961,811
      JPMorgan Small Cap Growth Fund,
         Institutional Class - 1.4% *                    50,848         598,481
      Lazard Emerging Markets Equity Portfolio,
         Institutional Class - 3.3%                      72,189       1,487,094
      Morgan Stanley Institutional Fund -
         U.S. Real Estate Portfolio,
         Institutional Class - 0.4%                      12,338         182,238
                                                                  -------------
      TOTAL EQUITY REGISTERED INVESTMENT COMPANIES
         (Cost $2,532,095)                                            3,229,624
                                                                  -------------
--------------------------------------------------------------------------------
   FIXED INCOME REGISTERED INVESTMENT COMPANY - 1.3%
--------------------------------------------------------------------------------
      Eaton Vance Income Fund of Boston,
         Institutional Class - 1.3%                      97,648         578,078
                                                                  -------------
      TOTAL FIXED INCOME REGISTERED
         INVESTMENT COMPANY
         (Cost $514,030)                                                578,078
                                                                  -------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 2.4%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.210%, dated 01/31/11, matures on
         02/01/11, repurchase price
         $1,076,609 (collateralized by a
         U.S. Treasury Note obligation, par value
         $1,095,000, 0.875%, 01/31/12,
         total market value $1,101,330)              $1,076,603       1,076,603
                                                                  -------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $1,076,603)                                            1,076,603
                                                                  -------------
   TOTAL INVESTMENTS - 99.9%
      (Cost $39,290,889)                                             44,505,154
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.1%                                39,074
                                                                  -------------
   NET ASSETS - 100.0%                                            $  44,544,228
                                                                  =============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

A summary of the inputs used to value the Fund's net assets as of January 31, 2011 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                    LEVEL 2       LEVEL 3
                                                   TOTAL FAIR        LEVEL 1      SIGNIFICANT   SIGNIFICANT
                                                    VALUE AT         QUOTED       OBSERVABLE    UNOBSERVABLE
                                                    01/31/11          PRICE         INPUTS         INPUTS
                                                  --------------   ------------   -----------   ------------
   Registered Investment Companies **             $   43,428,551   $ 43,428,551   $        --   $         --
   Repurchase Agreement                                1,076,603             --     1,076,603             --
                                                  --------------   ------------   -----------   ------------
Total:                                            $   44,505,154   $ 43,428,551   $ 1,076,603   $         --
                                                  ==============   ============   ===========   ============

**    See schedule of investments detail for security type breakout.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 93

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

DIVERSIFIED EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES - 91.1%
--------------------------------------------------------------------------------
      HighMark Cognitive Value Fund,
         Fiduciary Shares - 0.4%                          3,651   $      40,348
      HighMark Core Equity Fund,
         Fiduciary Shares - 18.4%                       202,414       1,714,443
      HighMark Enhanced Growth Fund,
         Fiduciary Shares - 1.8% *                       14,347         162,697
      HighMark Fundamental Equity Fund,
         Fiduciary Shares - 13.3%                        58,933       1,234,647
      HighMark Geneva Mid Cap Growth Fund,
        Fiduciary Shares - 2.5% *                        10,546         233,813
      HighMark Geneva Small Cap Growth Fund,
         Fiduciary Shares - 1.5% *                        4,731         141,038
      HighMark International Opportunities Fund,
         Fiduciary Shares - 13.1%                       167,277       1,219,448
      HighMark Large Cap Growth Fund,
         Fiduciary Shares - 5.2%                         47,010         483,264
      HighMark Large Cap Value Fund,
         Fiduciary Shares - 15.8%                       124,585       1,471,347
      HighMark NYSE Arca Tech 100 Index Fund,
         Fiduciary Shares - 1.7% *                        5,148         162,265
      HighMark Small Cap Advantage Fund,
         Fiduciary Shares - 12.2% *                      61,669       1,135,326
      HighMark Small Cap Value Fund,
         Fiduciary Shares - 4.0%                         27,425         376,824
      HighMark Value Momentum Fund,
         Fiduciary Shares - 1.2%                          6,927         110,827
                                                                  -------------
      TOTAL AFFILIATED EQUITY REGISTERED
         INVESTMENT COMPANIES
         (Cost $6,835,825)                                            8,486,287
                                                                  -------------

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   AFFILIATED MONEY MARKET REGISTERED INVESTMENT COMPANY - 0.3%
--------------------------------------------------------------------------------
      HighMark Diversified Money Market Fund,
         Fiduciary Shares, 0.05% (A)                     30,716   $      30,716
                                                                  -------------
      TOTAL AFFILIATED MONEY MARKET REGISTERED
         INVESTMENT COMPANY
         (Cost $30,716)                                                  30,716
                                                                  -------------
--------------------------------------------------------------------------------
   EQUITY REGISTERED INVESTMENT COMPANIES - 8.6%
--------------------------------------------------------------------------------
      Fidelity Advisor Industrials Fund,
         Institutional Class - 2.7%                       9,142         253,245
      JPMorgan Small Cap Growth Fund,
         Institutional Class - 1.5% *                    11,869         139,692
      Lazard Emerging Markets Equity Portfolio,
         Institutional Class - 3.9%                      17,591         362,373
      Morgan Stanley Institutional Fund -
         U.S. Real Estate Portfolio,
         Institutional Class  - 0.5%                      3,229          47,695
                                                                  -------------
      TOTAL EQUITY REGISTERED
         INVESTMENT COMPANIES
         (Cost $673,517)                                                803,005
                                                                  -------------
   TOTAL INVESTMENTS - 100.0%
      (Cost $7,540,058)                                               9,320,008
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.0%                                 1,780
                                                                  -------------
   NET ASSETS - 100.0%                                            $   9,321,788
                                                                  =============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

(A)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31,
      2011.

A summary of the inputs used to value the Fund's net assets as of January 31, 2011 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                    LEVEL 2        LEVEL 3
                                                    TOTAL FAIR       LEVEL 1      SIGNIFICANT   SIGNIFICANT
                                                     VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                     01/31/11         PRICE          INPUTS        INPUTS
                                                  --------------   ------------   -----------   ------------
Investments in Securities **                      $    9,320,008   $  9,320,008   $        --   $         --
                                                  ==============   ============   ===========   ============

**    See schedule of investments detail for security type breakout.

        The accompanying notes are an integral part of the financial statements.

94 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

GROWTH & INCOME ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES - 63.9%
--------------------------------------------------------------------------------
      HighMark Cognitive Value Fund,
         Fiduciary Shares - 0.3%                         15,304   $     169,109
      HighMark Core Equity Fund,
         Fiduciary Shares - 10.7%                       628,573       5,324,010
      HighMark Enhanced Growth Fund,
         Fiduciary Shares - 1.0% *                       45,623         517,359
      HighMark Fundamental Equity Fund,
         Fiduciary Shares - 7.8%                        183,500       3,844,329
      HighMark Geneva Mid Cap Growth Fund,
         Fiduciary Shares - 2.0% *                       45,039         998,513
      HighMark Geneva Small Cap Growth Fund,
         Fiduciary Shares - 1.1%                         18,422         549,167
      HighMark International Opportunities Fund,
         Fiduciary Shares - 9.8%                        667,707       4,867,587
      HighMark Large Cap Growth Fund,
         Fiduciary Shares - 5.2%                        251,098       2,581,291
      HighMark Large Cap Value Fund,
         Fiduciary Shares - 12.6%                       530,190       6,261,549
      HighMark NYSE Arca Tech 100 Index Fund,
         Fiduciary Shares - 1.0% *                       16,370         515,982
      HighMark Small Cap Advantage Fund,
         Fiduciary Shares - 8.7% *                      234,957       4,325,551
      HighMark Small Cap Value Fund,
         Fiduciary Shares - 3.0%                        106,696       1,465,999
      HighMark Value Momentum Fund,
         Fiduciary Shares - 0.7%                         20,218         323,485
                                                                  -------------
      TOTAL AFFILIATED EQUITY REGISTERED
         INVESTMENT COMPANIES
         (Cost $25,321,813)                                          31,743,931
                                                                  -------------
--------------------------------------------------------------------------------
   AFFILIATED FIXED INCOME REGISTERED INVESTMENT COMPANIES - 22.9%
--------------------------------------------------------------------------------
      HighMark Bond Fund,
         Fiduciary Shares - 8.5%                        373,254       4,187,908
      HighMark Short Term Bond Fund,
         Fiduciary Shares - 14.4%                       710,563       7,162,477
                                                                  -------------
      TOTAL AFFILIATED FIXED INCOME REGISTERED
         INVESTMENT COMPANIES
         (Cost $11,160,175)                                          11,350,385
                                                                  -------------

--------------------------------------------------------------------------------
Description                                          Shares/Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   EQUITY REGISTERED INVESTMENT COMPANIES - 5.5%
--------------------------------------------------------------------------------
      Fidelity Advisor Industrials Fund,
         Institutional Class - 1.6%                      28,983   $     802,838
      JPMorgan Small Cap Growth Fund,
         Institutional Class - 1.1% *                    46,213         543,930
      Lazard Emerging Markets Equity Portfolio,
         Institutional Class - 2.5%                      60,506       1,246,420
      Morgan Stanley Institutional Fund -
         U.S. Real Estate Portfolio,
         Institutional Class - 0.3%                      10,093         149,077
                                                                  -------------
      TOTAL EQUITY REGISTERED INVESTMENT
         COMPANIES
         (Cost $2,201,519)                                            2,742,265
                                                                  -------------
--------------------------------------------------------------------------------
   FIXED INCOME REGISTERED INVESTMENT COMPANY - 2.6%
--------------------------------------------------------------------------------
      Eaton Vance Income Fund of Boston,
         Institutional Class - 2.6%                     218,396       1,292,901
                                                                  -------------
      TOTAL FIXED INCOME REGISTERED
         INVESTMENT COMPANY
         (Cost $1,119,107)                                            1,292,901
                                                                  -------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 4.6%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.210%, dated 01/31/11, matures on
         02/01/11, repurchase price
         $2,269,990 (collateralized by a
         U.S. Treasury Note obligation, par value
         $2,305,000, 0.875%, 01/31/12,
         total market value $2,318,326)              $2,269,977       2,269,977
                                                                  -------------
      TOTAL REPURCHASE AGREEMENT
      (Cost $2,269,977)                                               2,269,977
                                                                  -------------
   TOTAL INVESTMENTS - 99.5%
      (Cost $42,072,591)                                             49,399,459
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.5%                               231,791
                                                                  -------------
   NET ASSETS - 100.0%                                            $  49,631,250
                                                                  =============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

A summary of the inputs used to value the Fund's net assets as of January 31, 2011 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                    LEVEL 2       LEVEL 3
                                                    TOTAL FAIR       LEVEL 1      SIGNIFICANT   SIGNIFICANT
                                                    VALUE AT         QUOTED       OBSERVABLE    UNOBSERVABLE
                                                     01/31/11         PRICE         INPUTS         INPUTS
                                                  --------------   ------------   ----------   -------------
   Registered Investment Companies **             $   47,129,482   $ 47,129,482   $        --   $         --
   Repurchase Agreement                                2,269,977             --     2,269,977             --
                                                  --------------   ------------   ----------   -------------
Total:                                            $   49,399,459   $ 47,129,482   $ 2,269,977   $         --
                                                  ==============   ============   ===========   ============

**    See schedule of investments detail for industry breakout.

 The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 95

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

INCOME PLUS ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   AFFILIATED FIXED INCOME REGISTERED INVESTMENT COMPANIES - 49.6%
--------------------------------------------------------------------------------
      HighMark Bond Fund,
         Fiduciary Shares - 18.5%                       287,344   $   3,224,005
      HighMark Short Term Bond Fund,
         Fiduciary Shares - 31.1%                       538,553       5,428,616
                                                                  -------------
      TOTAL AFFILIATED FIXED INCOME REGISTERED
         INVESTMENT COMPANIES
         (Cost $8,484,313)                                            8,652,621
                                                                  -------------
--------------------------------------------------------------------------------
   AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES - 36.8
--------------------------------------------------------------------------------
      HighMark Cognitive Value Fund,
         Fiduciary Shares - 0.2%                          3,042          33,617
      HighMark Core Equity Fund,
         Fiduciary Shares - 7.3%                        149,563       1,266,797
      HighMark Enhanced Growth Fund,
         Fiduciary Shares - 0.5% *                        8,190          92,874
      HighMark Fundamental Equity Fund,
         Fiduciary Shares - 5.1%                         42,235         884,817
      HighMark Geneva Mid Cap Growth Fund,
         Fiduciary Shares - 0.8% *                        6,064         134,429
      HighMark Geneva Small Cap Growth Fund,
         Fiduciary Shares - 0.6% *                        3,545         105,682
      HighMark International Opportunities Fund,
         Fiduciary Shares - 1.8%                         44,591         325,065
      HighMark Large Cap Growth Fund,
         Fiduciary Shares - 4.9%                         83,141         854,690
      HighMark Large Cap Value Fund,
         Fiduciary Shares - 7.9%                        116,167       1,371,928
      HighMark NYSE Arca Tech 100 Index Fund,
         Fiduciary Shares - 0.5% *                        2,940          92,669
      HighMark Small Cap Advantage Fund,
         Fiduciary Shares - 4.9% *                       46,130         849,248
      HighMark Small Cap Value Fund,
         Fiduciary Shares - 1.5%                         19,727         271,053
      HighMark Value Momentum Fund,
         Fiduciary Shares - 0.8%                          8,350         133,594
                                                                  -------------
      TOTAL AFFILIATED EQUITY REGISTERED
         INVESTMENT COMPANIES
         (Cost $5,238,488)                                            6,416,463
                                                                  -------------

--------------------------------------------------------------------------------
Description                                          Shares/Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   FIXED INCOME REGISTERED INVESTMENT COMPANY - 4.6%
--------------------------------------------------------------------------------
      Eaton Vance Income Fund of Boston,
         Institutional Class - 4.6%                     134,814   $     798,101
                                                                  -------------
      TOTAL FIXED INCOME REGISTERED
         INVESTMENT COMPANY
         (Cost $698,272)                                                798,101
                                                                  -------------
--------------------------------------------------------------------------------
   EQUITY REGISTERED INVESTMENT COMPANIES - 3.0%
--------------------------------------------------------------------------------
      Fidelity Advisor Industrials Fund,
         Institutional Class - 0.8%                       5,193         143,858
      JPMorgan Small Cap Growth Fund,
         Institutional Class - 0.6% *                     8,886         104,584
      Lazard Emerging Markets Equity Portfolio,
         Institutional Class - 1.4%                      11,678         240,567
      Morgan Stanley Institutional Fund -
         U.S. Real Estate Portfolio,
         Institutional Class - 0.2%                       1,918          28,333
                                                                  -------------
      TOTAL EQUITY REGISTERED
         INVESTMENT COMPANIES
         (Cost $415,167)                                                517,342
                                                                  -------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 5.6%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.210%, dated 01/31/11, matures on
         02/01/11, repurchase price
         $979,268 (collateralized by a
         U.S. Treasury Note obligation, par value
         $995,000, 0.875%, 01/31/12,
         total market value $1,000,752)               $ 979,262         979,262
                                                                  -------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $979,262)                                                979,262
                                                                  -------------
   TOTAL INVESTMENTS - 99.6%
      (Cost $15,815,502)                                             17,363,789
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.4%                                69,599
                                                                  -------------
NET ASSETS - 100.0%                                               $  17,433,388
                                                                  =============

--------------------------------------------------------------------------------
 *     NON-INCOME PRODUCING SECURITY.

A summary of the inputs used to value the Fund's net assets as of January 31, 2011 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                    LEVEL 2        LEVEL 3
                                                    TOTAL FAIR       LEVEL 1      SIGNIFICANT   SIGNIFICANT
                                                     VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                     01/31/11         PRICE         INPUTS         INPUTS
                                                  --------------   ------------   -----------   ------------
   Registered Investment Companies **             $   16,384,527   $ 16,384,527   $        --   $         --
   Repurchase Agreement                                  979,262             --       979,262             --
                                                  --------------   ------------   -----------   ------------

Total:                                            $   17,363,789   $ 16,384,527   $   979,262   $         --
                                                  ==============   ============   ===========   ============

**    See schedule of investments detail for industry breakout.

        The accompanying notes are an integral part of the financial statements.

96 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

BOND FUND

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 50.8%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 7.0%
      Comcast
         5.700%, 07/01/19                           $ 3,500,000   $   3,816,841
      DIRECTV Holdings/DIRECTV Financing
         6.375%, 06/15/15                             2,500,000       2,584,375
      Georgia-Pacific (A)
         8.250%, 05/01/16                             1,450,000       1,631,250
         5.400%, 11/01/20                             1,950,000       1,925,153
      JC Penney
         5.750%, 02/15/18                             2,000,000       1,962,500
      Macy's Retail Holdings
         5.875%, 01/15/13                             1,950,000       2,071,875
      News America Holdings
         7.750%, 02/01/24                             1,000,000       1,169,231
      Staples
         9.750%, 01/15/14                             3,000,000       3,655,890
      Time Warner Entertainment
         8.375%, 03/15/23                             5,000,000       6,320,045
                                                                  -------------
                                                                     25,137,160
                                                                  -------------
   ENERGY - 7.1%
      BP Capital Markets
         4.750%, 03/10/19                             3,000,000       3,128,313
      El Paso Pipeline Partners Operating
         4.100%, 11/15/15                             3,400,000       3,428,509
      Energy Transfer Partners
         9.700%, 03/15/19                             2,000,000       2,621,200
      Enterprise Products Operating
         5.200%, 09/01/20                             5,000,000       5,167,445
      Magellan Midstream Partners
         6.550%, 07/15/19                             3,000,000       3,428,244
      Petrobras International Finance
         3.875%, 01/27/16                             2,000,000       2,018,960
      Rockies Express Pipeline (A)
         3.900%, 04/15/15                             2,000,000       1,980,054
      Transcontinental Gas Pipe Line
         7.250%, 12/01/26                             2,250,000       2,615,369
      Williams Partners
         5.250%, 03/15/20                             1,000,000       1,030,622
                                                                  -------------
                                                                     25,418,716
                                                                  -------------
   FINANCIALS - 13.4%
      American International Group
         3.650%, 01/15/14                             2,000,000       2,057,808
      Bank of America, MTN
         5.650%, 05/01/18                             3,000,000       3,124,716
      Berkshire Hathaway Finance
         5.400%, 05/15/18                               850,000         938,056
      BNP Paribas
         5.000%, 01/15/21                             1,700,000       1,700,304
      Boston Properties
         4.125%, 05/15/21                             3,000,000       2,869,878

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      First Union Institutional Capital I
         8.040%, 12/01/26                           $   500,000   $     509,894
      GE Global Insurance
         7.750%, 06/15/30                             5,000,000       5,500,220
      General Electric Capital
         2.250%, 11/09/15                             6,000,000       5,768,958
      HSBC Bank (A)
         2.000%, 01/19/14                             2,350,000       2,351,657
      JPMorgan Chase
         4.250%, 10/15/20                             4,400,000       4,237,952
         3.125%, 12/01/11                             5,000,000       5,116,705
      Lehman Brothers Holdings, MTN (B)
         5.625%, 01/24/13                             4,000,000         995,000
      Morgan Stanley
         6.750%, 04/15/11                             5,500,000       5,566,655
      NASDAQ OMX Group
         5.250%, 01/16/18                             2,000,000       2,040,064
      NB Capital Trust IV
         8.250%, 04/15/27                             2,000,000       2,047,500
      SLM, MTN
         6.250%, 01/25/16                               700,000         701,317
      UNUM Group
         7.625%, 03/01/11                               227,000         228,019
      Wachovia Capital Trust I (A)
         7.640%, 01/15/27                             2,680,000       2,685,955
                                                                  -------------
                                                                     48,440,658
                                                                  -------------
   FOREIGN GOVERNMENTS - 0.8%
      Hydro Quebec, Ser IO
         8.050%, 07/07/24                             1,125,000       1,513,259
      Province of Saskatchewan
         9.375%, 12/15/20                             1,000,000       1,401,525
                                                                  -------------
                                                                      2,914,784
                                                                  -------------
   HEALTH CARE - 5.7%
      Boston Scientific
         6.000%, 01/15/20                             3,000,000       3,109,092
      HCA
         7.875%, 02/01/11                               999,000         999,000
      Laboratory Corp of America Holdings
         4.625%, 11/15/20                             3,000,000       2,993,982
      UnitedHealth Group
         5.250%, 03/15/11                             4,500,000       4,523,432
      Wellpoint
         7.000%, 02/15/19                             2,000,000       2,362,010
         6.000%, 02/15/14                             1,000,000       1,111,527
      Wyeth
         5.500%, 02/01/14                             5,000,000       5,558,360
                                                                  -------------
                                                                     20,657,403
                                                                  -------------

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 97

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   INDUSTRIAL - 3.4%
      American Airlines, Ser 11-1A
         5.250%, 01/31/21                           $ 2,300,000   $   2,305,750
      Continental Airlines, Ser 07-1A
         5.983%, 04/19/22                             1,929,243       2,025,705
      Continental Airlines, Ser 10-1A
         4.750%, 01/12/21                             2,000,000       2,005,000
      Continental Airlines, Ser 98-1B (C)
         6.748%, 03/15/17                               862,983         866,263
      Delta Air Lines, Ser 10-2A
         4.950%, 05/23/19                             1,500,000       1,526,250
      L-3 Communications
         5.875%, 01/15/15                             2,450,000       2,499,000
         Ser B
         6.375%, 10/15/15                             1,000,000       1,031,250
                                                                  -------------
                                                                     12,259,218
                                                                  -------------
   INFORMATION TECHNOLOGY - 1.2%
      Broadcom (A)
         2.375%, 11/01/15                             2,750,000       2,680,409
      International Business Machines
         6.500%, 01/15/28                             1,500,000       1,768,400
                                                                  -------------
                                                                      4,448,809
                                                                  -------------
   MATERIALS - 2.9%
      Dow Chemical
         4.250%, 11/15/20                             3,750,000       3,590,201
      Rio Tinto Finance USA
         6.500%, 07/15/18                             4,000,000       4,644,256
      Teck Resources
         10.250%, 05/15/16                            1,950,000       2,388,750
                                                                  -------------
                                                                     10,623,207
                                                                  -------------
   TELECOMMUNICATION SERVICES - 2.5%
      Bell Atlantic Maryland
         8.000%, 10/15/29                             2,980,000       3,214,371
      New England Telephone & Telegraph
         7.875%, 11/15/29                             4,925,000       5,609,107
                                                                  -------------
                                                                      8,823,478
                                                                  -------------
   UTILITIES - 6.8%
      Duke Energy
         6.300%, 02/01/14                             4,000,000       4,483,248
      Exelon Generation
         6.200%, 10/01/17                             4,000,000       4,483,808
      Great River Energy (A)
         4.478%, 07/01/30                             2,450,000       2,361,237
      MidAmerican Energy Holdings, Ser D
         5.000%, 02/15/14                               400,000         431,282
      Oklahoma Gas & Electric
         6.650%, 07/15/27                             2,500,000       2,744,220

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   UTILITIES - (CONTINUED)
      Sempra Energy
         6.150%, 06/15/18                           $ 4,000,000   $   4,549,288
      Virginia Electric & Power, Ser A
         4.750%, 03/01/13                             5,000,000       5,366,335
                                                                  -------------
                                                                     24,419,418
                                                                  -------------
      TOTAL CORPORATE OBLIGATIONS
         (Cost $176,290,460)                                        183,142,851
                                                                  -------------
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - 16.3%
--------------------------------------------------------------------------------
      Banc of America Mortgage Securities,
         Ser 2003-7, Cl A2
         4.750%, 09/25/18                             4,591,894       4,740,823
      Chase Manhattan Bank-First
         Union National Bank,
         Ser 1999-1, Cl E (D)
         7.514%, 08/15/31                             5,000,000       5,025,595
      Chase Mortgage Finance,
         Ser 2004-S1, CI A3
         5.500%, 02/25/19                             2,508,311       2,595,703
         Ser 2003-S10, Cl A1
         4.750%, 11/25/18                               585,793         605,574
      Citicorp Mortgage Securities,
         Ser 2003-10, Cl A1
         4.500%, 11/25/18                             5,812,888       6,000,110
      CS First Boston Mortgage Securities,
         Ser 2005-C1, Cl A4 (D)
         5.014%, 02/15/38                             5,000,000       5,307,277
      GE Capital Commercial Mortgage,
         Ser 2004-C3, Cl A3 (D)
         4.865%, 07/10/39                             2,575,000       2,620,342
      JPMorgan Chase Commercial Mortgage
         Securities, Ser 2004-PNC1, Cl A4 (D)
         5.371%, 06/12/41                             5,000,000       5,391,496
      Lehman Mortgage Trust,
         Ser 2007-8, Cl 1A1
         6.000%, 09/25/37                             5,357,608       4,793,838
      Merrill Lynch Mortgage Trust,
         Ser 2002-MW1, CI A3
         5.403%, 07/12/34                                31,475          31,459
      Morgan Stanley Capital I,
         Ser 2003-T11, Cl A4
         5.150%, 06/13/41                             5,000,000       5,314,744
      Morgan Stanley Dean Witter Capital I,
         Ser 2001-TOP3, Cl A4
         6.390%, 07/15/33                               696,579         704,289
      Residential Funding Mortgage Securities I,
         Ser 2004-S3, Cl A1
         4.750%, 03/25/19                             2,962,151       3,045,938

        The accompanying notes are an integral part of the financial statements.

98 HIGHMARK(R)FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - (CONTINUED)
--------------------------------------------------------------------------------
      Wachovia Bank Commercial Mortgage Trust,
         Ser 2005-C17, Cl A2
         4.782%, 03/15/42                           $   381,421   $     381,166
      Wells Fargo Mortgage Backed
         Securities Trust,
         Ser 2007-7, Cl A1
         6.000%, 06/25/37                             5,757,956       5,437,630
         Ser 2004-2, Cl A1
         5.000%, 01/25/19                             3,664,448       3,797,357
         Ser 2003-M, Cl A1(D)
         4.689%, 12/25/33                             1,680,064       1,737,754
         Ser 2003-13, Cl A1
         4.500%, 11/25/18                             1,240,860       1,271,222
                                                                  -------------
      TOTAL MORTGAGE-BACKED SECURITIES
         (Cost $56,683,250)                                          58,802,317
                                                                  -------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS - 16.2%
--------------------------------------------------------------------------------
      FHLMC Gold
         6.000%, 06/01/13                               256,274         269,873
         6.000%, 09/01/13                               279,595         304,612
         6.000%, 09/01/17                             1,131,724       1,232,537
         6.000%, 11/01/17                               401,809         438,070
         5.500%, 03/01/17                               333,053         359,107
         5.000%, 10/01/20                               668,956         714,749
         4.500%, 05/01/19                               911,262         963,596
         4.500%, 07/01/19                             2,885,584       3,051,305
         4.500%, 04/01/20                               352,084         372,304
      FHLMC, ARM (D)
         5.105%, 06/01/39                             1,712,375       1,806,859
         2.546%, 12/01/34                             2,273,939       2,387,600
      FHLMC, CMO
         REMIC Ser 1666, Cl J
         6.250%, 01/15/24                             2,000,000       2,191,875
      FNMA
         8.500%, 05/01/25                                18,270          21,174
         8.000%, 08/01/24                                 1,943           2,241
         8.000%, 09/01/24                                   436             503
         8.000%, 06/01/30                                12,945          14,991
         7.500%, 12/01/26                               136,359         156,178
         7.000%, 05/01/30                                38,818          44,263
         6.500%, 04/01/14                               185,625         202,828
         6.500%, 05/01/26                                62,255          69,889
         6.500%, 03/01/28                                23,248          26,244
         6.500%, 04/01/28                                99,669         112,514
         6.500%, 01/01/29                               441,117         497,969
         6.500%, 06/01/29                               183,433         207,075
         6.500%, 06/01/29                               289,744         327,087
         6.500%, 07/01/29                               234,152         264,331
         6.500%, 08/01/29                                93,913         106,017
         6.500%, 05/01/30                               318,405         359,442

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
      FNMA (continued)
         6.000%, 05/01/11                           $       537   $         542
         6.000%, 01/01/12                                 4,884           4,927
         6.000%, 01/01/12                                 2,349           2,370
         6.000%, 03/01/13                                18,578          20,225
         6.000%, 05/01/16                               305,727         333,397
         6.000%, 10/01/16                               428,896         467,713
         6.000%, 11/01/17                               903,263         985,012
         6.000%, 12/01/27                                 1,876           2,069
         6.000%, 12/01/27                                   613             630
         6.000%, 12/01/27                                31,269          34,477
         6.000%, 12/01/27                                12,987          14,320
         6.000%, 07/01/28                               325,011         358,353
         6.000%, 08/01/28                                74,687          82,349
         6.000%, 10/01/28                               118,561         130,725
         6.000%, 10/01/28                                52,552          57,943
         6.000%, 12/01/28                               501,556         553,010
         6.000%, 12/01/28                               257,267         283,660
         6.000%, 12/01/28                               226,789         250,055
         5.500%, 01/01/17                               218,566         236,291
         5.500%, 02/01/17                               113,736         123,102
         5.500%, 12/01/17                             1,191,665       1,288,681
         5.500%, 03/01/20                             6,017,747       6,517,032
         5.000%, 11/01/17                             1,446,324       1,545,784
         5.000%, 12/01/17                               489,231         522,874
         5.000%, 02/01/18                             1,676,929       1,797,487
         5.000%, 11/01/18                               270,604         290,058
         5.000%, 11/01/33                             5,960,771       6,288,880
         5.000%, 03/01/34                             1,935,750       2,042,303
         4.500%, 04/01/18                             9,759,766      10,334,000
      FNMA, ARM (D)
         2.387%, 01/01/36                             4,767,830       4,940,377
      FNMA, CMO REMIC
         Ser 2003-25, Cl CD
         3.500%, 03/25/17                               695,212         702,030
      GNMA
         8.000%, 04/15/17                                 7,550           8,608
         8.000%, 05/15/17                                 3,453           3,491
         8.000%, 11/15/26                               161,573         191,353
         8.000%, 12/15/26                                66,394          78,740
         7.500%, 05/15/23                                72,544          84,040
         7.500%, 01/15/24                                15,446          17,928
         7.500%, 01/15/24                                 1,107           1,285
         7.500%, 01/15/24                                   649             754
         7.500%, 01/15/24                                22,325          25,911
         7.500%, 02/15/27                                15,904          18,458
         7.500%, 02/15/27                                 4,575           5,310
         7.500%, 07/15/27                                12,082          14,022
         7.500%, 08/15/27                                 3,659           4,246
         7.500%, 08/15/27                                12,122          14,068

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 99

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
      FNMA (continued)
         7.500%, 08/15/27                           $     1,144   $       1,328
         7.500%, 08/15/27                                   640             743
         7.500%, 08/15/27                                10,519          12,208
         7.000%, 01/15/24                                24,529          28,220
         7.000%, 04/15/24                                15,150          17,430
         6.500%, 12/15/23                                29,770          33,662
         6.500%, 12/15/23                                12,910          14,598
         6.500%, 01/15/24                                 6,533           7,401
         6.500%, 02/15/24                                61,700          69,897
         6.500%, 04/15/26                                24,116          27,260
         6.500%, 01/15/29                               159,847         181,030
         6.500%, 05/15/29                               446,744         505,947
         6.500%, 06/15/29                                47,172          53,423
         6.000%, 08/15/28                                82,666          91,220
         6.000%, 09/15/28                                84,684          93,447
         6.000%, 09/15/28                               138,783         153,144
                                                                  -------------
      TOTAL U.S. GOVERNMENT AGENCY
         MORTGAGE-BACKED OBLIGATIONS
         (Cost $55,507,949)                                          58,475,081
                                                                  -------------
--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS - 6.7%
--------------------------------------------------------------------------------
      U.S. Treasury Notes
         3.000%, 09/30/16                            15,000,000      15,609,375
         1.875%, 06/30/15                             6,750,000       6,808,536
         1.875%, 10/31/17                             2,000,000       1,904,376
      TOTAL U.S. TREASURY OBLIGATIONS
         (Cost $23,674,667)                                          24,322,287
                                                                  -------------
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - 5.9%
--------------------------------------------------------------------------------
      Ally Master Owner Trust,
         Ser 2011-1, Cl A2
         2.150%, 01/15/16                             2,500,000       2,500,100
      BMW Vehicle Owner Trust,
         Ser 2010-A, Cl A3
         1.390%, 04/25/13                             2,500,000       2,518,322
      Centerpoint Energy Transition Bond,
         Ser 2005-A, Cl A3
         5.090%, 08/01/15                             5,825,000       6,348,609
      Chase Issuance Trust,
         Ser 2005-A2, Cl A2 (D)
         0.331%, 12/15/14                             5,500,000       5,491,270
      TXU Electric Delivery Transition Bond,
         Ser 2004-1, Cl A3
         5.290%, 05/15/18                             4,000,000       4,477,269
                                                                  -------------
      TOTAL ASSET-BACKED SECURITIES
         (Cost $20,191,493)                                          21,335,570
                                                                  -------------

--------------------------------------------------------------------------------
Description                                          Par/Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 2.9%
--------------------------------------------------------------------------------
   CALIFORNIA - 2.5%
      California State, Build America Bonds,
         Taxable, GO
         7.600%, 11/01/40                           $ 1,700,000   $   1,761,710
      Los Angeles, Department of Water &
         Power Revenue, Build America Bonds,
         Taxable, RB
         6.574%, 07/01/45                             2,900,000       2,894,403
      Metropolitan Water District of Southern
         California, Build America Bonds,
         Taxable, RB
         6.947%, 07/01/40                             2,500,000       2,591,075
      University of California Revenue,
         Build America Bonds, Taxable, RB (D)
         1.988%, 05/15/50                             1,750,000       1,739,990
                                                                  -------------
                                                                      8,987,178
                                                                  -------------
   NEW JERSEY - 0.4%
      New Jersey State, Turnpike Authority
         Turnpike Revenue, Build America
         Bonds, Taxable, RB
         7.102%, 01/01/41                             1,250,000       1,332,850
                                                                  -------------
      TOTAL MUNICIPAL BONDS
         (Cost $10,109,063)                                          10,320,028
                                                                  -------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 1.0%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                         3,608,696       3,608,696
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $3,608,696)                                            3,608,696
                                                                  -------------
   TOTAL INVESTMENTS - 99.8%
      (Cost $346,065,578)                                           360,006,830
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.2%                               656,795
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 360,663,625
                                                                  =============

--------------------------------------------------------------------------------
(A)   SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM,
      EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THESE SECURITIES AS OF JANUARY 31, 2011 WAS $15,615,715 AND REPRESENTED 4.3% OF NET ASSETS.

(B)   THE ISSUER IS IN DEFAULT OF CERTAIN DEBT COVENANTS. INCOME IS NOT
      BEING ACCRUED. AS OF JANUARY 31, 2011, THE VALUE OF THIS SECURITY AMOUNTED TO $995,000, WHICH REPRESENTS 0.3% OF NET ASSETS.

(C) SECURITY CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITY AS OF JANUARY 31, 2011 WAS $866,263 AND REPRESENTED 0.2% OF NET ASSETS.

(D)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2011.

        The accompanying notes are an integral part of the financial statements.

100 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ARM   - ADJUSTABLE RATE MORTGAGE

CL    - CLASS

CMO   - COLLATERALIZED MORTGAGE OBLIGATION

FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION

GNMA  - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

GO    - GENERAL OBLIGATION

MTN   - MEDIUM TERM NOTE

RB    - REVENUE BOND

REMIC - REAL ESTATE MORTGAGE INVESTMENT CONDUIT

SER   - SERIES

A summary of the inputs used to value the Fund's net assets as of January 31, 2011 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                          LEVEL 2         LEVEL 3
                                                         TOTAL FAIR       LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                          VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                          01/31/11         PRICE           INPUTS          INPUTS
                                                       -------------   -------------   -------------   -------------
   Corporate Obligations                               $ 183,142,851   $          --   $ 183,142,851   $          --
   Mortgage-Backed Securities                             58,802,317              --      58,802,317              --
   U.S. Government Agency Mortgage-Backed Obligations     58,475,081              --      58,475,081              --
   U.S. Treasury Obligations                              24,322,287              --      24,322,287              --
   Asset-Backed Securities                                21,335,570              --      21,335,570              --
   Municipal Bonds                                        10,320,028              --      10,320,028              --
   Registered Investment Company                           3,608,696       3,608,696              --              --
                                                       -------------   -------------   -------------   -------------
Total:                                                 $ 360,006,830   $   3,608,696   $ 356,398,134   $          --
                                                       =============   =============   =============   =============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 101

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 98.1%
--------------------------------------------------------------------------------
   CALIFORNIA - 98.1%
      Alhambra, Unified School District,
         Election 2004, Ser B, GO
         5.250%, 08/01/23 (A)                       $ 1,150,000   $   1,202,071
      Berryessa, Unified School District,
         GO, National-RE Insured
         5.375%, 03/01/12                               460,000         481,513
      Brentwood, Unified School District,
         Election 1997, Ser B, GO, National-
         RE FGIC Insured
         4.850%, 08/01/14 (A)                           410,000         414,341
      Burlingame, Elementary School
         District, GO, AGM Insured
         5.250%, 07/15/16                               795,000         914,034
      California State, Department of
         Transportation,
         Federal Highway Grant,
         Anticipation Bonds, Ser A, RB,
         National-RE FGIC Insured
         5.000%, 02/01/14                             2,930,000       3,219,249
         Ser A, RB
         4.000%, 02/01/11                               500,000         500,000
      California State, Department of
         Water Resources,
         Central Valley Project, Ser Z,
         ETM, RB, FGIC Insured
         5.000%, 12/01/12                                10,000          10,800
         RB, National-RE FGIC Insured
         5.000%, 12/01/12                               990,000       1,065,665
         Central Valley, RB, National-RE Insured
         5.000%, 12/01/21 (A)                         1,450,000       1,534,143
         Power Supply Revenue, RB,
         Ser A, AGM Insured
         5.250%, 05/01/11                             1,735,000       1,755,698
         Ser A, AMBAC Insured,
         Prerefunded @ 101
         5.500%, 05/01/12 (A) (B)                     1,225,000       1,313,052
         Ser H, AGM Insured
         5.000%, 05/01/21 (A)                         1,175,000       1,255,816
         5.000%, 05/01/22 (A)                         1,645,000       1,742,170
         Subuser F5
         5.000%, 05/01/22 (A)                           865,000         910,541
         RB, AGM Insured
         5.500%, 12/01/14                                10,000          11,515
         RB, ETM, AGM Insured
         5.500%, 12/01/14                             1,365,000       1,569,545
         Ser M, RB
         5.000%, 05/01/14                             2,000,000       2,208,100

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      California State, Economic Recovery,
         Ser A, GO
         5.250%, 07/01/12                           $   390,000   $     412,597
         5.250%, 07/01/14                             1,565,000       1,731,328
         Ser A, GO, ETM
         5.250%, 07/01/14                               200,000         226,704
         Ser A, GO, National-RE Insured
         3.800%, 07/01/12                               450,000         466,965
         5.250%, 07/01/13                               255,000         277,241
         5.000%, 07/01/15 (A)                         1,200,000       1,304,448
         Ser B, GO, Prerefunded @ 100
         5.000%, 03/01/11 (A) (B) (C)                   100,000         100,371
      California State, Educational
         Facilities Authority,
         Loyola-Marymount University,
         Ser A, RB, National-RE Insured
         4.500%, 10/01/12 (A)                         1,760,000       1,814,965
         Santa Clara University, RB
         5.250%, 04/01/23 (A)                           250,000         260,578
         5.250%, 04/01/24 (A)                           670,000         690,093
         Stanford University,
         Ser P, RB
         5.250%, 12/01/13                               850,000         950,717
         Ser R, RB
         5.000%, 11/01/11                             1,275,000       1,317,662
      California State, GO,
         5.000%, 12/01/17 (A)                         1,545,000       1,656,889
         AMBAC Insured
         5.000%, 11/01/17                             1,000,000       1,077,530
         Various Purposes
         5.250%, 10/01/21 (A)                         1,000,000       1,044,490
         Various Purposes,
         5.625%, 04/01/25 (A)                         1,975,000       2,016,929
      California State, University,
         Systemwide Ser A, RB
         4.000%, 11/01/11                               500,000         511,960
         5.250%, 11/01/22 (A)                           180,000         188,948
         5.000%, 11/01/25 (A)                           655,000         652,249
         5.000%, 11/01/26 (A)                         1,500,000       1,455,345
      Campbell, Union High School District,
         GO, National-RE FGIC Insured
         4.000%, 08/01/11                               250,000         254,428
      Cerritos Community College District,
         Election 2004, Ser C, GO
         5.250%, 08/01/24 (A)                           450,000         471,987
         5.250%, 08/01/25 (A)                           750,000         775,958
      Chaffey, Unified High School District,
         GO, National-RE FGIC Insured
         5.000%, 08/01/15                             1,000,000       1,115,570

        The accompanying notes are an integral part of the financial statements.

102 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      Citrus Community College District,
         Election 2004,
         Ser C, GO
         5.250%, 06/01/25 (A)                       $   495,000   $     510,107
      Coast Community College, GO,
         National-RE Insured
         5.250%, 08/01/15                             1,030,000       1,167,042
      Corona-Norca Unified School District,
         Election 2006, Ser A, GO, AGM Insured
         5.000%, 08/01/17                               500,000         553,635
      Cupertino, Unified School District,
         GO, AGM Insured
         5.250%, 08/01/13 (A)                           595,000         607,650
      Desert Sands Unified School District,
         Election 2001, GO
         5.750%, 08/01/19 (A)                           650,000         738,797
         5.250%, 08/01/20 (A)                           610,000         662,247
         5.250%, 08/01/22 (A)                           650,000         686,218
      Dublin, Unified School District,
         Election 2004, Ser A, GO,
         AGM Insured
         5.000%, 08/01/21 (A)                           720,000         762,012
         5.000%, 08/01/26 (A)                         1,580,000       1,606,260
      East Bay, Municipal Utility District,
         Water System Project, RB, National-RE
         Insured, Prerefunded @ 100
         5.250%, 06/01/11 (A) (B)                     1,250,000       1,270,125
         Water System Revenue, RB
         5.250%, 06/01/11 (A) (B)                       200,000         203,220
      Eastern Municipal Water District,
         Ser A, COP,
         National-RE FGIC Insured
         5.250%, 07/01/12 (A)                           300,000         305,565
         5.250%, 07/01/13 (A)                         1,000,000       1,017,050
         5.375%, 07/01/16 (A)                         2,120,000       2,151,652
         5.375%, 07/01/17 (A)                         2,410,000       2,444,463
      El Camino, Community College,
         GO, AGM Insured
         5.000%, 08/01/16 (A)                         1,000,000       1,118,740
      Fallbrook, Unified High School
         District, GO, National-RE FGIC Insured
         5.375%, 09/01/12                               250,000         268,140
      Fontana, Unified School District,
         Ser A, GO,
         AGM Insured
         5.250%, 08/01/19 (A)                           980,000       1,062,800
      Gilroy, Unified School District,
         Election 2008, Ser A, GO
         5.250%, 08/01/22 (A)                         1,800,000       1,904,850

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      Grant, Joint Union High School
         District, Election 2006, GO,
         AGM Insured
         5.000%, 08/01/21 (A)                       $   975,000   $   1,026,626
      Hayward, Unified School District, GO
         5.000%, 08/01/25 (A)                         1,000,000         979,810
      Irvine, Improvement Bond Act of 1915,
         Special Assessment,
         Limited Obligation
         Reassesment, Ser 85-7-A,
         AGM Insured, SPA Dexia Credit
         0.230%, 09/02/32 (A) (C)                       500,000         500,000
      Livermore-Amador Valley, Water
         Management Authority,
         Ser A, RB, AMBAC Insured
         5.000%, 08/01/13 (A)                           410,000         418,417
         5.250%, 08/01/14 (A)                           750,000         764,700
      Lodi, Unified School District,
         Election 2002, GO, AGM Insured
         5.250%, 08/01/22 (A)                         1,000,000       1,034,920
      Long Beach, Community College District,
         Election 2008, Ser A, GO
         5.000%, 06/01/24 (A)                           300,000         305,505
      Long Beach, Harbor Revenue,
         Ser B, RB,
         5.000%, 05/15/24 (A)                         1,440,000       1,488,528
      Long Beach, Unified School District,
         Election of 2008, Ser A, GO
         4.000%, 08/01/14                               100,000         107,559
         5.250%, 08/01/24 (A)                           200,000         209,772
         5.250%, 08/01/25 (A)                         1,615,000       1,676,612
         Ser B, GO,
         5.250%, 08/01/24 (A)                         1,045,000       1,096,059
      Los Angeles County, Metropolitan
         Transportation Authority,
         Sales Tax Project,
         Proposition A, 1st Tier Senior, RB
         5.000%, 07/01/11                               155,000         157,925
         Ser A, AGM Insured
         5.000%, 07/01/18 (A)                         1,160,000       1,239,796
         Sales Tax Revenue,
         Proposition C, Ser A, RB,
         National-RE Insured
         5.250%, 07/01/13                               200,000         219,794
      Los Angeles County, Public Works
         Financing Authority,
         Flood Control District, Ser A,
         RB, National-RE Insured
         5.000%, 03/01/11                               200,000         200,698

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 103

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
         Regional Park & Open Space,
         Special Assessment,
         AGM Insured
         5.000%, 10/01/11                           $   100,000   $     102,857
         5.000%, 10/01/12                               885,000         944,074
         National-RE Insured
         5.000%, 10/01/12                               200,000         213,282
      Los Angeles County, Sanitation Districts
         Financing Authority, Capital Project,
         Ser A, RB,
         AGM Insured
         5.000%, 10/01/21 (A)                           245,000         256,027
      Los Angeles County, Sanitation
         Equipment, Ser A, RB,
         AGM Insured
         5.000%, 02/01/14 (A)                           750,000         798,180
      Los Angeles County, TRAN, GO
         2.000%, 06/30/11                               890,000         895,830
      Los Angeles Harbor Department,
         Ser A, RB
         5.000%, 08/01/20 (A)                         2,000,000       2,162,280
         5.250%, 08/01/21 (A)                           350,000         380,720
      Los Angeles,
         Ser A, GO,
         National-RE FGIC Insured
         5.250%, 09/01/11                               300,000         308,262
         National-RE Insured
         5.250%, 09/01/11                               985,000       1,011,959
         5.000%, 09/01/21 (A)                         3,500,000       3,627,855
         Ser B, GO,
         AGM Insured
         5.000%, 09/01/16 (A)                         1,000,000       1,113,900
      Los Angeles, Community College District,
         Election 2001, Ser A, GO,
         National-RE FGIC Insured
         5.000%, 08/01/23 (A)                           500,000         509,710
         Election 2003, Ser E, GO,
         AGM Insured
         5.000%, 08/01/17 (A)                         1,000,000       1,094,780
         5.000%, 08/01/23 (A)                         1,330,000       1,358,808
         Election 2008, Ser A, GO
         5.500%, 08/01/22 (A)                         1,500,000       1,608,210
         5.500%, 08/01/24 (A)                         1,000,000       1,062,690
      Los Angeles, Department of Airports,
         Airport Revenue, Los Angeles
         International Airport, Ser C, RB
         5.250%, 05/15/21 (A)                         1,000,000       1,044,800
         Airport Revenue, Los Angeles
         International Airport, Ser D, RB,
         5.000%, 05/15/24 (A)                           175,000         178,901

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
         Airport Revenue, Ser A, RB,
         5.250%, 05/15/22 (A)                       $   500,000   $     530,270
      Los Angeles, Department of
         Water & Power,
         Ser A, Sub Ser A-2, RB,
         National-RE Insured
         5.000%, 07/01/19 (A)                         2,500,000       2,636,300
         Ser A-A-1, RB,
         AGM Insured
         5.250%, 07/01/20 (A)                           150,000         151,877
         National-RE Insured
         5.250%, 07/01/11                             1,175,000       1,197,196
         5.250%, 07/01/13 (A)                         2,075,000       2,111,665
         Ser B, RB,
         National-RE Insured
         5.000%, 07/01/13                               430,000         469,465
         Sub Ser A-2, RB,
         AGM Insured
         5.000%, 07/01/25 (A)                         2,000,000       2,052,400
      Los Angeles, Unified School District, GO,
         Election 1997, Ser E,
         National-RE Insured,
         Prerefunded @ 100
         5.500%, 07/01/12 (A) (B)                     1,390,000       1,485,549
         National-RE Insured,
         5.500%, 07/01/12                             1,730,000       1,844,353
         Ser D
         5.250%, 07/01/24 (A)                         1,000,000       1,020,390
         Ser I
         5.000%, 07/01/25 (A)                         1,750,000       1,732,220
         Ser KRY
         5.000%, 07/01/11                               785,000         799,154
      Los Angeles, Waste Water System,
         RB, AGM Insured
         5.000%, 06/01/22 (A)                           900,000         941,796
         Ser C, RB, National-RE Insured
         5.375%, 06/01/12                             1,220,000       1,295,237
         Sub Ser A, RB,
         National-RE Insured
         5.000%, 06/01/26 (A)                           580,000         585,794
      M-S-R Public Power Authority,
         San Juan Project, Ser I, RB,
         National-RE Insured
         5.000%, 07/01/14 (A)                         2,630,000       2,661,981
      Metropolitan, Water District of
         Southern California, Ser A, RB
         5.375%, 07/01/12 (A)                         2,340,000       2,410,925
      Modesto Irrigation District, COP,
         Capital Improvements, Ser A
         5.500%, 10/01/25 (A)                         1,500,000       1,539,540

        The accompanying notes are an integral part of the financial statements.

104 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      North Orange County, Community
         College District, GO,
         National-RE Insured
         5.000%, 08/01/15                           $ 1,000,000   $   1,126,960
      Northern California Transmission
         Agency Revenue, California-Oregon
         Transmission Project,
         Ser A, RB
         5.000%, 05/01/22 (A)                         1,035,000       1,053,113
      Norwalk, La Mirada Unified School
         District, Election 2002, Ser A, GO,
         FGIC Insured, Prerefunded @ 100
         5.000%, 08/01/13 (A) (B)                     1,800,000       1,984,932
      Orange County, Sanitation District,
         Ser B, COP, AGM Insured
         5.000%, 02/01/17                               450,000         502,704
         5.000%, 02/01/23 (A)                         2,615,000       2,724,856
         5.000%, 02/01/25 (A)                         1,200,000       1,234,392
      Orange County, Water District, Ser B,
         COP, National-RE Insured
         5.000%, 08/15/24 (A)                           700,000         733,796
      Pajaro Valley Unified School District,
         GO, AGM Insured
         5.250%, 08/01/21 (A)                           500,000         534,595
      Paramount, Unified School District,
         GO, AGM Insured
         5.000%, 09/01/15                             1,000,000       1,108,400
      Port of Oakland, RB,
         Ser B, National-RE Insured
         5.000%, 11/01/18 (A)                         1,250,000       1,326,213
         Ser M, FGIC Insured,
         Prerefunded @ 100
         5.250%, 11/01/12 (A) (B)                     1,000,000       1,080,560
      Redding, Electric System Revenue,
         Ser A, COP, AGM Insured
         4.500%, 06/01/11                               150,000         151,806
         5.000%, 06/01/22 (A)                         1,500,000       1,549,125
         5.000%, 06/01/24 (A)                         1,010,000       1,025,403
      Redwood City, Elementary School District,
         GO, National-RE FGIC Insured
         5.500%, 08/01/14                               960,000       1,050,403
      Riverside, Community College, GO,
         AGM Insured
         5.000%, 08/01/19 (A)                         1,750,000       1,873,323
      Sacramento City, Financing Authority
         Revenue, Capital Improvement,
         Ser A, RB, AMBAC Insured,
         Prerefunded @ 100
         5.500%, 06/01/11 (A) (B)                       480,000         488,122

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      Sacramento, Municipal Utility District, RB,
         Electric Power &
         Light Revenues,
         Ser P, AGM Insured
         5.250%, 08/15/13 (A)                       $ 1,635,000   $   1,672,932
         Ser R, National-RE Insured
         5.000%, 08/15/15                             1,480,000       1,625,647
         5.000%, 08/15/16 (A)                         1,000,000       1,048,180
         5.000%, 08/15/22 (A)                         1,065,000       1,080,911
         Ser U, AGM Insured
         5.000%, 08/15/23 (A)                         1,560,000       1,589,375
      San Bernardino County,
         Community College District, GO,
         AGM Insured
         5.000%, 08/01/15                             1,000,000       1,126,960
         Election 2002, Ser A
         6.250%, 08/01/24 (A)                         1,000,000       1,117,020
      San Bernardino, Municipal Water
         Department, Sewer Authority, COP,
         National-RE FGIC Insured
         5.000%, 02/01/11 (A)                         1,130,000       1,130,000
      San Diego County, Water Authority, COP,
         Ser A, AGM Insured
         5.000%, 05/01/20 (A)                         1,000,000       1,067,480
         Water Revenues, Ser 2008A,
         National-RE FGIC Insured
         5.250%, 05/01/16                             1,310,000       1,488,750
         Water Revenues, Ser A,
         AGM Insured
         5.000%, 05/01/26 (A)                         3,520,000       3,561,290
         National-RE FGIC Insured
         5.000%, 05/01/12                               600,000         631,134
      San Diego, Public Facilities
         Financing Authority,
         RB, National-RE Insured
         5.000%, 08/01/14 (A)                         1,050,000       1,103,949
         Sewer Authority, Ser B, RB
         5.500%, 05/15/23 (A)                         3,185,000       3,391,643
         Water Authority, Ser B, RB
         5.000%, 08/01/21 (A)                         1,000,000       1,084,910
      San Francisco City & County,
         Academy Sciences
         Improvement, Ser E, GO,
         National-RE Insured
         5.000%, 06/15/24 (A)                         2,040,000       2,129,107
         Airport Commission,
         International Airport,
         Second Series, Issue 32F, RB,
         National-RE FGIC Insured
         5.000%, 05/01/22 (A)                         2,000,000       2,016,360

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 105

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
         International Airport, Second Series,
         Issue 32F, RB, National-RE FGIC
         Insured
         5.250%, 05/01/19                           $ 2,000,000   $   2,166,680
         Earthquake Saftey,
         Ser E, GO
         5.000%, 06/15/26 (A)                         2,815,000       2,859,027
         General Hospital,
         Ser A, GO
         5.250%, 06/15/24 (A)                           250,000         260,285
         Public Utilities Commission,
         Ser A, RB
         4.000%, 11/01/11                               325,000         333,145
         Water Revenue,
         Ser A, RB, AGM Insured,
         5.000%, 11/01/11                             1,000,000       1,033,240
         5.000%, 11/01/23 (A)                         1,000,000       1,032,490
         Ser B, RB, National-RE Insured
         5.000%, 11/01/15 (A)                         1,250,000       1,322,125
         Unified School District, Prop A,
         Ser B, GO, Election 2003,
         AGM Insured
         5.000%, 06/15/20 (A)                         1,815,000       1,913,918
         5.000%, 06/15/22 (A)                           975,000       1,021,361
         Ser B, GO, Election 2006
         5.250%, 06/15/23 (A)                           820,000         868,298
      San Francisco, Bay Area Rapid Transit,
         Sales Tax Revenue, RB, AMBAC Insured
         5.250%, 07/01/14 (A)                           300,000         304,887
      San Francisco, Bay Area Toll Authority, RB
         5.250%, 04/01/23 (A)                           315,000         333,172
      San Francisco, Community College
         District, Election 2001, Ser B, GO,
         National-RE Insured
         5.000%, 06/15/20 (A)                         2,085,000       2,192,815
      San Joaquin County, Delta Community
         College District, Election 2004, Ser A,
         GO, AGM Insured
         4.500%, 08/01/15                             1,000,000       1,105,590
      San Jose, Financing Authority,
         Convention Center Project, Ser F, RB,
         National-RE Insured
         4.250%, 09/01/11                             2,015,000       2,058,524
      San Jose, Financing Authority, Lease
         Revenue, Ser B, RB, AMBAC Insured
         4.000%, 06/01/12                               250,000         257,413
      San Juan, Unified School District, GO,
         Election 2002, AGM Insured
         5.000%, 08/01/26 (A)                         1,560,000       1,545,071

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      San Lorenzo, Unified School District,
         Election 2008, Ser A, GO, Assured
         Guaranty Insured
         5.000%, 08/01/22 (A)                       $   325,000   $     330,171
      San Mateo, County, Transit District,
         Sales Tax Revenue, Ser A, RB,
         National-RE Insured
         5.250%, 06/01/16                             2,125,000       2,407,923
      San Mateo, Joint Powers Financing
         Authority, Lease Revenue,
         Capital Projects, Ser A, RB
         5.250%, 07/15/24 (A)                         1,000,000       1,009,930
      San Mateo, Unified High School District,
         Election 2000, Ser A, GO, FGIC Insured,
         Prerefunded @ 100
         5.375%, 09/01/11 (A) (B)                     2,195,000       2,259,511
      San Ramon Valley, Unified School
         District, Election 2002, GO, AGM
         Insured
         5.250%, 08/01/18 (A)                         1,290,000       1,414,343
      Santa Clara, Valley Transportation
         Authority, Measure A, Ser A, RB,
         AMBAC Insured
         5.000%, 04/01/25 (A)                           400,000         411,936
      Santa Maria, Joint Unified High School
         District, Ser A, ETM, GO, AGM Insured
         5.500%, 08/01/15                               510,000         582,114
      Solano County, Community College,
         Election 2002, Ser A, GO, National-
         RE Insured, Prerefunded @ 100
         5.000%, 08/01/13 (A) (B)                     1,865,000       2,051,724
      Southern California, Public Power Authority,
         Power Project Revenue,
         Canyon Power, Ser A, RB,
         5.000%, 07/01/25 (A)                         2,950,000       3,024,517
         Transmission Project Revenue,
         Sub Southern
         Transmission, Ser A, RB
         5.000%, 07/01/23 (A)                         1,200,000       1,239,516
      State of California, GO,
         5.000%, 11/01/24 (A)                         2,000,000       1,970,540
      State of California, Revenue
         Anticipation Notes, Ser A-1
         3.000%, 05/25/11                             2,000,000       2,011,320
      Stockton, Unified School District,
         Election 2005, GO, AGM Insured
         5.000%, 08/01/16                               645,000         711,274
      Torrance, Unified School District,
         Election 2008, Measure Z, GO
         5.500%, 08/01/25 (A)                         1,000,000       1,059,090

        The accompanying notes are an integral part of the financial statements.

106 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      University of California,
         Limited Project, Ser A, RB,
         National-RE Insured,
         Prerefunded @ 101
         5.000%, 05/15/12 (A) (B)                   $   530,000   $     565,733
         Ser A, RB,
         AMBAC Insured
         5.125%, 05/15/18 (A)                           705,000         748,061
         5.000%, 05/15/22 (A)                         1,500,000       1,564,980
         5.000%, 05/15/25 (A)                           500,000         514,630
         Ser F, RB,
         AGM Insured
         5.000%, 05/15/11                               250,000         252,985
         Ser O, RB
         5.500%, 05/15/22 (A)                         2,000,000       2,191,900
      Ventura, Unified School District, GO,
         AGM Insured
         2.000%, 08/01/11                               230,000         231,348
                                                                  -------------
      TOTAL MUNICIPAL BONDS
         (Cost $207,666,158)                                        209,066,674
                                                                  -------------

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 0.5%
--------------------------------------------------------------------------------
      BlackRock Liquidity Funds,
         California Money Fund                        1,081,146   $   1,081,146
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $1,081,146)                                            1,081,146
                                                                  -------------
   TOTAL INVESTMENTS - 98.6%
      (Cost $208,747,304)                                           210,147,820
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 1.4%                             3,009,016
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 213,156,836
                                                                  =============

--------------------------------------------------------------------------------

(A) THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(B)   PREREFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PREREFUNDED
      DATE.

(C)   FLOATING RATE SECURITY.  RATE DISCLOSED IS AS OF JANUARY 31, 2011.

AGM   - ASSURED GUARANTY MUNICIPAL CORPORATION (FORMERLY KNOWN AS FINANCIAL
        SECURITY ASSURANCE)

AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION

COP   - CERTIFICATES OF PARTICIPATION

ETM   - ESCROWED TO MATURITY

FGIC  - FINANCIAL GUARANTY INSURANCE CORPORATION

GO    - GENERAL OBLIGATION

RB    - REVENUE BOND

SER   - SERIES

SPA   - STANDBY PURCHASE AGREEMENT

TRAN  - TAX AND REVENUE ANTICIPATION NOTE

A summary of the inputs used to value the Fund's net assets as of January 31, 2011 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                                  LEVEL 2       LEVEL 3
                                                                 TOTAL FAIR       LEVEL 1       SIGNIFICANT   SIGNIFICANT
                                                                  VALUE AT         QUOTED       OBSERVABLE    UNOBSERVABLE
                                                                  01/31/11         PRICE           INPUTS        INPUTS
                                                               -------------   -------------   ------------   ------------
   Municipal Bonds                                             $ 209,066,674   $          --   $209,066,674   $         --
   Registered Investment Company                                   1,081,146       1,081,146             --             --
                                                               -------------   -------------   ------------   ------------
Total:                                                         $ 210,147,820   $   1,081,146   $209,066,674   $         --
                                                               =============   =============   ============   ============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 107

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 98.5%
--------------------------------------------------------------------------------
   ALASKA - 3.4%
      Alaska State, International Airports System,
         Ser D, RB, National-RE Insured
         5.000%, 10/01/22 (A)                       $ 2,000,000   $   2,047,360
      Anchorage, City of Anchorage Schools,
         Ser B, GO,
         5.000%, 08/01/24 (A)                         1,000,000       1,047,050
         National-RE FGIC Insured
         5.000%, 09/01/17                               500,000         570,490
                                                                  -------------
                                                                      3,664,900
                                                                  -------------
   ARIZONA - 2.9%
      Arizona State, Transportation Board
         & Highway Revenue, Ser A, RB
         5.250%, 07/01/17 (A)                         1,015,000       1,085,431
      Phoenix, GO, Ser A
         6.250%, 07/01/17                             1,000,000       1,200,500
      Tucson, Water Revenue, RB
         5.000%, 07/01/21 (A)                           765,000         824,823
                                                                  -------------
                                                                      3,110,754
                                                                  -------------
   CALIFORNIA - 18.8%
      California State, Department of
         Transportation, Federal Highway Grant,
         Anticipation Bonds, Ser A, RB, National-
         RE FGIC Insured
         5.000%, 02/01/14                             1,000,000       1,098,720
      California State, Department of
         Water Resources,
         Central Valley Project, Ser X, RB,
         National-RE FGIC Insured
         5.500%, 12/01/15                               625,000         725,800
         Central Valley Project, Ser Z, RB,
         National-RE FGIC Insured
         5.000%, 12/01/12                               500,000         538,215
         Power Supply Revenue, RB, Ser H,
         AGM Insured
         5.000%, 05/01/22 (A)                         1,000,000       1,059,070
      California State, Educational Facilities
         Authority, Loyola-Marymount University,
         Ser A, RB, National-RE Insured
         4.500%, 10/01/12 (A)                         1,000,000       1,031,230
      California State, GO,
         Various Purposes
         5.250%, 10/01/21 (A)                         1,000,000       1,044,490
         Various Purposes,
         5.625%, 04/01/25 (A)                         1,000,000       1,021,230
      Chico, Unified School District,
         Ser B, GO, AGM Insured
         5.000%, 08/01/25 (A)                         1,625,000       1,645,248
      Contra Costa, Water District,
         Ser E, RB, AMBAC Insured
         6.250%, 10/01/12                               375,000         396,975

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      Elsinore Valley, Municipal Water District,
         COP, National-RE FGIC Insured
         5.375%, 07/01/18                           $   750,000   $     835,380
      Long Beach, Unified School District,
         Election of 2008, Ser A, GO
         5.250%, 08/01/24 (A)                           525,000         550,652
         5.250%, 08/01/25 (A)                         1,000,000       1,038,150
      Los Angeles, Ser A, GO,
         National-RE Insured
         5.250%, 09/01/12                               675,000         722,216
      Los Angeles, Unified School District,
         GO, Ser I
         5.000%, 07/01/25 (A)                         1,000,000         989,840
      Redding, Electric System Revenue,
         Ser A, COP, AGM Insured
         5.000%, 06/01/22 (A)                         1,000,000       1,032,750
      Sacramento Municipal Utility District,
         Ser R, RB, National-RE Insured
         5.000%, 08/15/23 (A)                           500,000         503,535
      San Bernardino County, Community
         College District, GO,
         Election 2002, Ser A
         6.250%, 08/01/24 (A)                           850,000         949,467
      San Francisco City & County, Airport
         Commission, International Airport,
         Second Series, Issue 32F,
         RB, National-RE FGIC Insured
         5.250%, 05/01/19                             1,000,000       1,083,340
      San Jose, Redevelopment Agency, TA,
         ETM, National-RE Insured,
         Prerefunded @100 (B)
         6.000%, 08/01/15                               430,000         510,092
         National-RE Insured
         6.000%, 08/01/15                               775,000         826,367
      San Ramon Valley, Unified School District,
         Election 2002, GO, AGM Insured
         5.250%, 08/01/18 (A)                         1,670,000       1,830,971
      Torrance, Unified School District,
         Election of 2008, Measure Y, GO
         5.500%, 08/01/25 (A)                           750,000         788,940
                                                                  -------------
                                                                     20,222,678
                                                                  -------------
   COLORADO - 0.6%
      Regional Transportation District, Sales Tax,
         Ser B, RB, AMBAC Insured
         5.250%, 11/01/12                               600,000         647,352
                                                                  -------------
   CONNECTICUT - 1.5%
      Connecticut State, Ser C, GO
         5.000%, 06/01/14                             1,455,000       1,621,175
                                                                  -------------

        The accompanying notes are an integral part of the financial statements.

108 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   FLORIDA - 2.2%
      Florida State, Board of Education
         Capital Outlay, Ser A, GO,
         State Guarantee Insured
         5.500%, 06/01/11                           $   150,000   $     152,542
      Florida State, Municipal Power Agency
         Revenue, All Requirements Supply,
         Ser C, RB, LOC Bank of America (C)
         0.290%, 10/01/35 (A)                         1,300,000       1,300,000
      Jacksonville, Local Government,
         Sales Tax Revenue,
         RB, National-RE FGIC Insured
         5.500%, 10/01/13                               785,000         871,162
      Orlando, Utilities Commission
         Utility System Revenue, Ser A, RB,
         National-RE Insured
         3.500%, 10/01/11                               100,000         102,058
                                                                  -------------
                                                                      2,425,762
                                                                  -------------
   GEORGIA - 1.5%
      Atlanta, Water & Wastewater Revenue,
         Ser A, RB, National-RE FGIC Insured
         5.500%, 11/01/13                             1,000,000       1,096,640
      Georgia State, Road & Tollway Authority,
         Federal Highway Grant Anticipation
         Bonds, Ser A, RB
         4.000%, 06/01/11                               235,000         237,853
         Reimbursement Revenue,
         Ser A, RB, AGM Insured
         5.000%, 06/01/14                               250,000         276,832
                                                                  -------------
                                                                      1,611,325
                                                                  -------------
   HAWAII - 7.4%
      Hawaii County, Ser A, GO,
         FGIC Insured,
         Prerefunded @ 100 (B)
         5.500%, 07/15/11                               635,000         649,687
      Hawaii State, Highway Revenue,
         Ser B, RB, AGM Insured
         5.000%, 07/01/15                             1,000,000       1,128,750
      Honolulu City and County,
         Ser A, GO
         5.000%, 04/01/25 (A)                         1,000,000       1,049,800
         Ser A, GO, AGM Insured,
         Prerefunded @ 100 (B)
         5.375%, 09/01/11                             1,150,000       1,182,637
         Ser A, GO, National-RE Insured
         5.000%, 07/01/25 (A)                         1,895,000       2,011,277
      Kauai County, Ser A, GO,
         National-RE Insured
         5.625%, 08/01/13 (A)                           440,000         449,438

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   HAWAII - (CONTINUED)
      Kauai County, Ser A, GO,
         National-RE Insured,
         Prerefunded @ 100 (B)
         5.625%, 08/01/11                           $    60,000   $      61,562
      University of Hawaii Revenue,
         Ser A, RB,
         3.000%, 10/01/13                               300,000         312,333
         5.500%, 10/01/22 (A)                           500,000         555,190
         5.500%, 10/01/23 (A)                           500,000         548,280
                                                                  -------------
                                                                      7,948,954
                                                                  -------------
   IDAHO - 4.2%
      Idaho State, Housing & Finance
         Association, Grant & Revenue
         Anticipation, Federal Highway
         Trust, RB, National-RE Insured
         5.000%, 07/15/15                             1,000,000       1,120,770
         Ser A, RB
         5.000%, 07/15/22 (A)                           580,000         613,553
         5.250%, 07/15/24 (A)                         1,550,000       1,643,233
      Twin Falls County, School District
         No. 411, GO, National-RE Insured
         5.000%, 09/15/16                             1,000,000       1,103,730
                                                                  -------------
                                                                      4,481,286
                                                                  -------------
   ILLINOIS - 6.6%
      Chicago,
         Ser A, GO, AGM Insured
         5.000%, 01/01/23 (A)                         1,075,000       1,080,526
         Ser C, GO
         5.000%, 01/01/23 (A)                         1,285,000       1,231,583
      Chicago, Board of Education,
         Dedicated Revenues, Ser B, GO,
         AMBAC Insured
         5.000%, 12/01/23 (A)                         1,375,000       1,353,179
      Chicago, O'Hare International
         Airport, Ser B, RB, AGM Insured
         5.000%, 01/01/19 (A)                         1,705,000       1,766,653
      Chicago, Project & Refunding,
         Ser A, GO
         5.250%, 01/01/21 (A)                         1,020,000       1,031,730
      Illinois State, GO, National-RE Insured
         5.000%, 08/01/26 (A)                           700,000         640,822
                                                                  -------------
                                                                      7,104,493
                                                                  -------------
   MARYLAND - 0.2%
      Maryland Water Quality Financing
         Administration Revolving
         Loan Fund, Ser A, RB
         3.250%, 03/01/11                               250,000         250,572
                                                                  -------------

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 109

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   MASSACHUSETTS - 5.7%
      Massachusetts State,
         School Building Authority,
         Sales Tax Revenue,
         Ser A, RB, AGM Insured
         5.000%, 08/15/14                           $ 3,100,000   $   3,468,590
         Water Resources Authority,
         Ser A, RB, National-RE Insured
         5.250%, 08/01/15                             1,040,000       1,188,439
         5.250%, 08/01/16                             1,245,000       1,439,818
                                                                  -------------
                                                                      6,096,847
                                                                  -------------
   NEVADA - 6.3%
      Clark County,
         Limited Tax-Bond Bank, GO
         5.000%, 06/01/25 (A)                         2,300,000       2,337,927
         School District, Ser A, GO,
         AGM Insured
         5.500%, 06/15/16 (A)                         1,250,000       1,362,700
         School District, Ser A, GO,
         National-RE Insured
         5.000%, 06/15/11                               305,000         310,167
      Las Vegas, Valley Water District,
         Refunding & Water Improvement,
         Ser A, GO, National-RE FGIC Insured
         5.250%, 06/01/18 (A)                         1,305,000       1,381,917
      Las Vegas, Water District Revenue,
         Ser B, GO, National-RE Insured
         5.250%, 06/01/14 (A)                           300,000         321,216
      Nevada State,
         Capital Improvements, Ser A,
         GO, National-RE Insured,
         Prerefunded @ 100 (B)
         5.000%, 05/01/12                               500,000         527,550
         Ser B, GO, AGM Insured
         5.000%, 08/01/24 (A)                           525,000         536,120
                                                                  -------------
                                                                      6,777,597
                                                                  -------------
   NEW JERSEY - 3.2%
      Cape May County,
         General Improvement, GO
         2.500%, 07/15/12                               100,000         102,577
      Environmental Infrastructure Trust,
         Ser A, RB, Prerefunded @ 101 (B)
         4.750%, 09/01/11                               100,000         103,565
      Maplewood Township, General
         Improvement, GO, AGM Insured
         3.125%, 02/01/11                               200,000         200,000
      New Jersey State,
         Ser H, GO
         5.250%, 07/01/11                               100,000         101,990
         Ser L, GO, AMBAC Insured
         5.250%, 07/15/16                             1,075,000       1,213,632

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   NEW JERSEY - (CONTINUED)
         Transportation Trust Fund
         Authority, Ser A, RB
         5.250%, 12/15/21                           $   515,000   $     534,858
         Transportation Trust Fund
         Authority, Ser C, ETM, RB,
         National-RE Insured
         5.250%, 06/15/15                             1,000,000       1,149,680
                                                                  -------------
                                                                      3,406,302
                                                                  -------------
   NEW YORK - 6.7%
      New York City, Transitional
         Finance Authority, Subordinated
         Future Tax Secured, Ser B, RB
         5.000%, 11/01/13                               780,000         860,660
      New York State,
         Power Authority, Ser A,
         RB, FGIC Insured
         3.400%, 11/15/11                               100,000         102,320
         Ser C-1, GO, AGM Insured
         5.000%, 10/01/24 (A)                         1,000,000       1,037,770
         Ser M, GO, AGM Insured
         5.000%, 04/01/15                             1,000,000       1,110,730
      New York State, Environmental
         Facilities Corp.,
         State Clean Water and Drinking,
         Ser A, RB
         4.000%, 06/15/11                               150,000         152,020
         State Clean Water and Drinking,
         Ser L, RB
         5.000%, 11/15/11                               730,000         756,295
      New York State, Thruway Authority,
         Highway and Bridge Trust Fund,
         Ser A, RB, National-RE FGIC Insured
         5.500%, 04/01/11                               190,000         191,581
         Highway and Bridge Trust Fund,
         Ser B, RB, AGM Insured
         5.000%, 04/01/12                               200,000         209,902
         Personal Income Tax Revenue
         Transportation, Ser A, RB
         5.000%, 03/15/12                               175,000         183,837
         Personal Income Tax Revenue,
         Ser A, RB
         5.000%, 03/15/11                               300,000         301,650
         Second Highway and Bridge Trust
         Fund, Ser A, RB, National-RE Insured,
         Prerefunded @ 100 (B)
         5.000%, 04/01/14                             1,075,000       1,196,357
         Second Highway and Bridge
         Trust Fund, Ser B, RB
         5.000%, 04/01/21 (A)                         1,000,000       1,075,480
                                                                  -------------
                                                                      7,178,602
                                                                  -------------

        The accompanying notes are an integral part of the financial statements.

110 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   NORTH CAROLINA - 0.3%
      North Carolina State, Highway, GO
         5.000%, 05/01/15                           $   250,000   $     278,275
                                                                  -------------
   OHIO - 0.6%
      Ohio State University,
         General Receipts, Ser A, RB
         5.250%, 12/01/11                               400,000         415,808
      Ohio State, Common Schools
         Facilities, Ser B, GO
         4.300%, 09/15/12                               200,000         210,524
                                                                  -------------
                                                                        626,332
                                                                  -------------
   OREGON - 7.8%
      Chemeketa, Community College District,
         ETM, GO, FGIC Insured
         5.500%, 06/01/12                             1,060,000       1,121,289
      Deschutes County, Administrative
         School District No. 1, GO, AGM
         School Board Guarantee Insured
         5.000%, 12/15/11                               100,000         103,940
      McMinnville, School District, No. 40,
         GO, AGM Insured
         5.000%, 06/15/11                             1,000,000       1,016,610
      Multnomah County, School District
         No. 7, Reynolds GO, AGM School
         Board Guarantee Insured
         5.000%, 06/15/11                               100,000         101,694
      Oregon State, Department of
         Administrative Services, RB, AGM Insured
         5.000%, 09/01/11                               150,000         153,906
      Oregon State, Department of
         Transportation, Highway User Tax
         Revenue, Ser A,
         RB, Prerefunded @ 100 (B)
         5.000%, 11/15/14                               140,000         158,838
      Oregon State, Tax Anticipation Notes,
         Ser A, GO
         2.000%, 06/30/11                               100,000         100,676
      Portland, Sewer System Revenue,
         First Lien, Ser A, RB, AGM Insured
         5.000%, 06/15/14                             1,000,000       1,119,020
         First Lien, Ser A, RB, National-RE Insured
         5.000%, 06/01/14                               445,000         497,363
         Second Lien, Ser B, RB, AGM Insured
         5.000%, 06/15/23 (A)                         1,160,000       1,228,776
      Washington County, School District
         Authority No. 15, GO, AGM School
         Board Guarantee Insured
         5.000%, 06/15/14                             1,000,000       1,116,570

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   OREGON - (CONTINUED)
      Washington, Multnomah & Yamill
         Counties, School District Authority,
         GO, National-RE Insured
         5.000%, 06/01/11                           $   550,000   $     558,294
      Yamill County, School District
         Authority No. 29J, GO, National-
         RE FGIC Insured
         5.250%, 06/15/16                             1,000,000       1,122,850
                                                                  -------------
                                                                      8,399,826
                                                                  -------------
   PENNSYLVANIA - 0.3%
      Pennsylvania State, Refunding & Projects,
         First Ser, GO, National-RE Insured
         5.250%, 02/01/14                               300,000         334,503
                                                                  -------------
   TEXAS - 8.3%
      Denton, Utilities System Revenue,
         RB, National-RE Insured
         5.250%, 12/01/23 (A)                         1,065,000       1,104,096
      Houston, Texas Utility System Revenue,
         Combined First Lien, Ser A,
         RB, National-RE Insured
         5.250%, 05/15/14                               395,000         441,195
         First Lien, Ser A, RB, AGM Insured
         5.250%, 11/15/17                             1,000,000       1,149,030
      Lamar Consolidated Independent
         School District, Schoolhouse, GO,
         PSF Insured
         5.000%, 02/15/17                               800,000         920,056
      Lower Colorado River Authority,
         RB
         5.000%, 05/15/23 (A)                           100,000         103,419
         5.000%, 05/15/22 (A)                           805,000         843,294
         Texas Revenue, RB
         5.000%, 05/15/21 (A)                           935,000         994,214
      North East Independent School
         District, Ser A, GO, PSF Insured
         5.000%, 08/01/17                               500,000         573,535
      San Antonio, Water Revenue,
         RB, AGM Insured
         5.500%, 05/15/15 (A)                           500,000         527,355
         RB, National-RE FGIC Insured
         5.000%, 05/15/17                             1,000,000       1,137,640
      Texas State, University Systems
         Financing Revenue, RB
         5.250%, 03/15/21 (A)                         1,000,000       1,092,890
                                                                  -------------
                                                                      8,886,724
                                                                  -------------

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 111

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   UTAH - 2.1%
      Park City, Utah School District,
         Utah School Board, Utah School
         Board Guarantee Program, GO,
         School Board Guarantee
         4.000%, 02/01/11                           $   300,000   $     300,000
      Utah State, Board of Regents
         Auxilliary & Campus Facilities Revenue,
         Ser A, RB, National-RE Insured
         5.000%, 04/01/17 (A)                         1,500,000       1,623,195
      Washington County School District, St.
         George Building, Utah School Board
         Guarantee Program, GO, School
         Board Guarantee
         3.750%, 03/01/11                               300,000         300,807
                                                                  -------------
                                                                      2,224,002
                                                                  -------------
   VIRGINIA - 0.1%
      Virginia State, Ser B, GO
         3.000%, 06/01/11                               100,000         100,884
                                                                  -------------
   WASHINGTON - 7.8%
      Energy Northwest, Electric Revenue,
         Columbia Generating, Ser B, RB,
         AMBAC Insured
         6.000%, 07/01/18 (A)                         1,000,000       1,064,620
         Project No. 1, Ser A, RB,
         AGM Insured
         5.500%, 07/01/14 (A)                           400,000         423,760
         Project No. 1, Ser B, RB,
         National-RE Insured
         6.000%, 07/01/17 (A)                         1,805,000       1,926,910
      King County, School District No. 210,
         GO, School Board Guarantee Insured,
         Prerefunded @ 100 (B)
         5.000%, 06/01/12                               155,000         163,898
      Pierce County, GO, AMBAC Insured
         5.125%, 08/01/16 (A)                         1,375,000       1,538,707
      Seattle, Limited Tax, Ser B, GO,
         5.500%, 03/01/11                             1,935,000       1,942,837
         ETM
         5.500%, 03/01/11                                65,000          65,263
      Washington State,
         Ser A, GO,
         5.000%, 07/01/19 (A)                         1,000,000       1,098,090
         Variable Purpose, Ser 2003A, GO,
         National-RE FGIC Insured,
         Prerefunded @ 100 (B)
         5.000%, 07/01/12                               200,000         212,200
                                                                  -------------
                                                                      8,436,285
                                                                  -------------
      TOTAL MUNICIPAL BONDS
         (Cost $103,874,885)                                        105,835,430
                                                                  -------------

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 0.3%
--------------------------------------------------------------------------------
      Fidelity Institutional Tax-Exempt
         Portfolio                                      309,172   $     309,172
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $309,172)                                                309,172
                                                                  -------------
   TOTAL INVESTMENTS - 98.8%
      (Cost $104,184,057)                                           106,144,602
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 1.2%                             1,240,479
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 107,385,081
                                                                  =============

--------------------------------------------------------------------------------

(A) THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY DATE.

(B)   PREREFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.

(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2011.

AGM   - ASSURED GUARANTY MUNICIPAL CORPORATION

AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION

COP   - CERTIFICATES OF PARTICIPATION

ETM   - ESCROWED TO MATURITY

FGIC  - FINANCIAL GUARANTY INSURANCE CORPORATION

GO    - GENERAL OBLIGATION

LOC   - LETTER OF CREDIT

PSF   - PRIORITY SOLIDARITY FUND

RB    - REVENUE BOND

SER   - SERIES

TA    - TAX ALLOCATION

        The accompanying notes are an integral part of the financial statements.

112 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of January 31, 2011 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                      LEVEL 2         LEVEL 3
                                        TOTAL FAIR      LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                         VALUE AT       QUOTED      OBSERVABLE     UNOBSERVABLE
                                         01/31/11        PRICE        INPUTS         INPUTS
                                       -------------   ---------   -------------   ------------
   Municipal Bonds                     $ 105,835,430   $      --   $ 105,835,430   $         --
   Registered Investment Company             309,172     309,172              --             --
                                       -------------   ---------   -------------   ------------
Total:                                 $ 106,144,602   $ 309,172   $ 105,835,430   $         --
                                       =============   =========   =============   ============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 113

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

SHORT TERM BOND FUND

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 54.1%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 6.8%
      Comcast
         5.500%, 03/15/11                           $   500,000   $     502,915
         5.300%, 01/15/14                             1,150,000       1,257,657
      DIRECTV Holdings/DIRECTV Financing
         6.375%, 06/15/15                             1,500,000       1,550,625
      Georgia-Pacific (A)
         8.250%, 05/01/16                             1,000,000       1,125,000
         7.000%, 01/15/15                               746,000         772,110
      JC Penney
         9.000%, 08/01/12                               500,000         540,000
      Macy's Retail Holdings
         5.350%, 03/15/12                               500,000         518,125
      Staples
         9.750%, 01/15/14                             1,000,000       1,218,630
         7.750%, 04/01/11                               700,000         707,710
      Time Warner Cable
         5.400%, 07/02/12                             1,000,000       1,058,842
                                                                  -------------
                                                                      9,251,614
                                                                  -------------
   CONSUMER STAPLES - 2.4%
      Anheuser-Busch Inbev Worldwide
         3.000%, 10/15/12                             1,000,000       1,032,692
      Coca-Cola
         3.625%, 03/15/14                               250,000         264,961
      General Mills
         6.000%, 02/15/12                               500,000         525,057
      Kellogg, Ser B
         6.600%, 04/01/11                               500,000         505,150
      Kraft Foods
         6.250%, 06/01/12                               183,000         195,436
      Safeway
         6.500%, 03/01/11                               750,000         752,679
                                                                  -------------
                                                                      3,275,975
                                                                  -------------
   ENERGY - 11.4%
      ConocoPhillips
         4.750%, 10/15/12                             1,000,000       1,068,595
      El Paso Pipeline Partners Operating
         4.100%, 11/15/15                               500,000         504,192
      Energy Transfer Partners
         6.000%, 07/01/13                             1,000,000       1,087,270
         8.500%, 04/15/14                               650,000         770,126
      Enterprise Products Operating, Ser M
         5.650%, 04/01/13                             1,300,000       1,414,278
      Kinder Morgan Energy Partners
         5.000%, 12/15/13                             1,132,000       1,238,942
      Marathon Oil Corp
         6.125%, 03/15/12                               800,000         849,516
      Northern Natural Gas (A)
         7.000%, 06/01/11                               500,000         510,085

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   ENERGY - (CONTINUED)
      Petrobras International Finance
         3.875%, 01/27/16                           $ 1,000,000   $   1,009,480
      Rockies Express Pipeline (A)
         6.250%, 07/15/13                               805,000         868,741
      SeaRiver Maritime (B)
         0.000%, 09/01/12                             3,000,000       2,890,527
      Shell International Finance
         4.000%, 03/21/14                             1,500,000       1,610,283
      Transcontinental Gas Pipeline, Ser B
         7.000%, 08/15/11                               500,000         516,408
      Transocean
         5.250%, 03/15/13                             1,000,000       1,063,786
                                                                  -------------
                                                                     15,402,229
                                                                  -------------
   FINANCIALS - 10.0%
      American International Group
         3.650%, 01/15/14                             1,350,000       1,389,020
      Bank of America
         5.375%, 09/11/12                             1,000,000       1,055,984
      BP Capital Markets
         3.125%, 03/10/12                             1,000,000       1,022,651
      Corestates Capital I (A)
         8.000%, 12/15/26                             1,184,000       1,184,346
      First Union Institutional Capital I
         8.040%, 12/01/26                               450,000         458,904
      Ford Motor Credit (D)
         3.053%, 01/13/12                             1,000,000       1,007,500
      Goldman Sachs Group
         5.700%, 09/01/12                             1,000,000       1,067,900
      HSBC Bank (A)
         2.000%, 01/19/14                             1,500,000       1,501,058
      John Deere Capital, MTN
         5.400%, 10/17/11                               510,000         527,924
      JPMorgan Chase
         5.125%, 09/15/14                               500,000         537,515
         4.750%, 05/01/13                             1,000,000       1,069,388
      Lehman Brothers Holdings, MTN (C)
         5.625%, 01/24/13                               500,000         124,375
      SLM, MTN
         6.250%, 01/25/16                               275,000         275,518
      UNUM Group
         7.625%, 03/01/11                               250,000         251,122
      WCI Finance/WEA Finance (A)
         5.400%, 10/01/12                             1,420,000       1,506,383
      Wells Fargo
         3.000%, 12/09/11                               500,000         511,299
                                                                  -------------
                                                                     13,490,887
                                                                  -------------

        The accompanying notes are an integral part of the financial statements.

114 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

SHORT TERM BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   HEALTH CARE - 3.3%
      Boston Scientific
         5.450%, 06/15/14                           $ 1,000,000   $   1,069,229
      Eli Lilly
         3.550%, 03/06/12                               500,000         514,878
      Pfizer
         4.450%, 03/15/12                               500,000         521,294
      UnitedHealth Group
         5.250%, 03/15/11                               750,000         753,905
      Wellpoint
         6.800%, 08/01/12                               500,000         542,050
         6.000%, 02/15/14                               475,000         527,975
      Wyeth
         5.500%, 03/15/13                               500,000         545,472
                                                                  -------------
                                                                      4,474,803
                                                                  -------------
   INDUSTRIAL - 6.2%
      Burlington Northern Santa Fe
         6.750%, 07/15/11                               500,000         514,650
         5.900%, 07/01/12                             1,560,000       1,666,690
      CSX
         5.300%, 02/15/14                             1,000,000       1,088,016
      General Electric
         5.000%, 02/01/13                             1,000,000       1,069,937
      L-3 Communications (B)
         5.875%, 01/15/15                             1,500,000       1,530,000
      Northwest Airlines,
         Ser 02-1G
         6.264%, 11/20/21                             1,450,302       1,493,811
      Union Pacific
         5.450%, 01/31/13                               935,000       1,007,770
                                                                  -------------
                                                                      8,370,874
                                                                  -------------
   INFORMATION TECHNOLOGY - 1.1%
      Broadcom (A)
         2.375%, 11/01/15                             1,000,000         974,694
      International Business Machines
         7.500%, 06/15/13                               500,000         573,159
                                                                  -------------
                                                                      1,547,853
                                                                  -------------
   MATERIALS - 4.0%
      Dow Chemical
         4.850%, 08/15/12                             1,000,000       1,054,126
      Praxair
         3.950%, 06/01/13                             1,040,000       1,105,374
      Rio Tinto Alcan
         5.200%, 01/15/14                             1,250,000       1,345,720
      Teck Resources
         7.000%, 09/15/12                             1,743,000       1,858,709
                                                                  -------------
                                                                      5,363,929
                                                                  -------------

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   TELECOMMUNICATION SERVICES - 3.4%
      AT&T
         5.875%, 08/15/12                           $ 1,250,000   $   1,345,083
      Cellco Partnership/Verizon
         Wireless Capital
         5.550%, 02/01/14                             2,000,000       2,216,756
      Thomson Reuters
         5.950%, 07/15/13                             1,000,000       1,108,433
                                                                  -------------
                                                                      4,670,272
                                                                  -------------
   UTILITIES - 5.5%
      Consolidated Natural Gas
         5.000%, 03/01/14                             1,000,000       1,077,756
      Duke Energy
         6.300%, 02/01/14                               500,000         560,406
      Exelon Generation
         5.350%, 01/15/14                             1,482,000       1,613,951
      Firstenergy, Ser B
         6.450%, 11/15/11                               500,000         519,509
      FPL Group Capital (D)
         1.182%, 06/17/11                             1,000,000       1,004,003
      MidAmerican Energy Holdings,
         5.875%, 10/01/12                               500,000         538,580
         Ser D
         5.000%, 02/15/14                               500,000         539,103
      Pacific Gas & Electric
         4.200%, 03/01/11                             1,000,000       1,002,794
      Southern California Edison
         5.750%, 03/15/14                               500,000         562,586
                                                                  -------------
                                                                      7,418,688
                                                                  -------------
      TOTAL CORPORATE OBLIGATIONS
         (Cost $72,672,751)                                          73,267,124
                                                                  -------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS - 16.3%
--------------------------------------------------------------------------------
      FHLMC Gold
         6.000%, 01/01/13                                58,537          63,376
         6.000%, 09/01/13                                14,091          15,352
         6.000%, 04/01/14                                28,513          30,728
         6.000%, 05/01/14                                16,065          17,496
         6.000%, 05/01/14                                22,447          24,446
         6.000%, 05/01/14                                26,701          29,080
         6.000%, 05/01/14                               120,692         130,078
         6.000%, 07/01/14                               109,923         117,182
         6.000%, 10/01/16                               108,107         117,737
         6.000%, 04/01/17                               319,537         348,601
         6.000%, 04/01/29                                94,562         104,130
         6.000%, 04/01/38                               524,474         573,608
         5.500%, 07/01/15                               306,229         330,154
         5.500%, 03/01/17                               105,192         113,421
         5.500%, 12/01/17                                10,974          11,852
         5.500%, 02/01/18                               123,779         134,022

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 115

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

SHORT TERM BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
         5.500%, 11/01/18                           $    11,766   $      12,739
         5.500%, 10/01/32                               688,932         739,826
         5.500%, 12/01/34                               446,231         478,777
         5.000%, 10/01/18                               356,328         381,095
         5.000%, 07/01/20                               153,975         164,516
         5.000%, 06/01/25                               912,938         969,156
      FHLMC, ARM
         5.136%, 06/01/39                               684,950         722,744
         4.004%, 11/01/35                             1,526,137       1,599,702
         2.793%, 03/01/35                               236,659         247,660
         2.656%, 10/01/36                             1,785,202       1,868,515
         2.598%, 01/01/34                               316,520         331,174
         2.575%, 12/01/34                             1,605,890       1,686,159
      FNMA
         8.000%, 06/01/30                                 4,576           5,294
         8.000%, 11/01/30                                 2,954           3,421
         6.500%, 06/01/16                                46,576          50,951
         6.500%, 07/01/16                                33,984          37,176
         6.500%, 11/01/16                                30,307          33,153
         6.500%, 01/01/17                                33,465          36,608
         6.500%, 02/01/17                                12,859          14,066
         6.500%, 04/01/17                                47,972          52,627
         6.500%, 07/01/17                                42,383          46,496
         6.000%, 04/01/16                               159,521         173,958
         6.000%, 04/01/16                               367,363         399,922
         6.000%, 05/01/16                               174,378         189,832
         6.000%, 05/01/16                               383,236         417,920
         6.000%, 06/01/16                                19,866          21,664
         6.000%, 08/01/16                                34,439          37,555
         6.000%, 10/01/16                                85,779          93,543
         6.000%, 05/01/18                               244,183         266,282
         5.500%, 07/01/14                               111,556         120,463
         5.500%, 09/01/14                               167,628         181,012
         5.500%, 08/01/15                               378,117         408,307
         5.500%, 12/01/16                                43,455          46,979
         5.500%, 01/01/17                               312,462         337,801
         5.500%, 09/01/17                                50,997          55,196
         5.500%, 09/01/17                               426,392         460,822
         5.500%, 10/01/17                                70,576          76,291
         5.500%, 11/01/17                               121,897         131,707
         5.500%, 12/01/17                                73,914          79,932
         5.500%, 02/01/18                                 8,595           9,308
         5.500%, 04/01/18                                18,799          20,359
         5.500%, 10/01/18                                22,395          24,239
         5.500%, 12/01/18                               827,374         894,468
         5.500%, 09/01/34                               882,962         949,599
         5.500%, 01/01/35                               561,325         604,389
         5.000%, 07/01/14                                29,172          30,996
         5.000%, 05/01/18                                21,001          22,511
         5.000%, 06/01/18                                79,442          85,153

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
      FNMA, ARM
         4.539%, 01/01/36                           $ 1,197,835   $   1,241,185
         2.968%, 08/01/27                                29,005          29,341
         2.788%, 09/01/33                               168,936         177,226
         2.539%, 06/01/34                             1,365,815       1,431,330
         2.121%, 01/01/35                               474,550         491,592
      FNMA, CMO REMIC,
         Ser 2002-18, Cl PC
         5.500%, 04/25/17                               137,538         145,231
      GNMA, CMO REMIC
         Ser 52, CI A
         4.287%, 01/16/30                               654,473         662,496
         Ser 51, CI A
         4.145%, 02/16/18                                47,161          47,214
                                                                  -------------
      TOTAL U.S. GOVERNMENT AGENCY
         MORTGAGE-BACKED OBLIGATIONS
         (Cost $21,367,657)                                          22,008,941
                                                                  -------------
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - 10.9%
--------------------------------------------------------------------------------
      Banc of America Commercial Mortgage,
         Ser 2003-2, Cl A2
         4.342%, 03/11/41                                74,313          74,837
         Ser 2005-1, Cl A3
         4.877%, 11/10/42                                46,476          46,566
         Ser 2005-2, Cl A4 (D)
         4.783%, 07/10/43                             1,900,573       1,966,493
      Bear Stearns Commercial
         Mortgage Securities,
         Ser 2001-TOP2, Cl A2
         6.480%, 02/15/35                               362,391         362,813
         Ser 2003-T12, Cl A3 (D)
         4.240%, 08/13/39                               500,004         509,280
         Ser 2004-PWR5, Cl A3
         4.565%, 07/11/42                               640,000         646,959
      Chase Manhattan Bank-First
         Union National Bank,
         Ser 1999-1, Cl E (D)
         7.514%, 08/15/31                               750,000         753,839
      Chase Mortgage Finance,
         Ser 2003-S10, Cl A1
         4.750%, 11/25/18                               585,793         605,574
         Ser 2004-S1, CI A3
         5.500%, 02/25/19                               357,218         369,664
      Citicorp Mortgage Securities,
         Ser 2003-10, Cl A1
         4.500%, 11/25/18                               667,053         688,537
      Commercial Mortgage Pass Through
         Certificates,
         Ser 2004-LB4A, Cl A3
         4.405%, 10/15/37                               880,715         888,230

        The accompanying notes are an integral part of the financial statements.

116 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

SHORT TERM BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - (CONTINUED)
--------------------------------------------------------------------------------
      Greenwich Capital Commercial Funding,
         Ser 2004-GG1, Cl A5
         4.883%, 06/10/36                           $   878,598   $     886,260
      Master Asset Securitization Trust,
         Ser 2003-10, Cl 2A1
         4.500%, 11/25/13                                79,143          80,936
      Merrill Lynch Mortgage Investors Trust,
         Ser 2005-A2, Cl A4 (D)
         2.624%, 02/25/35                               222,061         224,583
      Merrill Lynch Mortgage Trust,
         Ser 2002-MW1, CI A3
         5.403%, 07/12/34                                 8,123           8,119
      Morgan Stanley Capital I,
         Ser 2003-T11, Cl A4
         5.150%, 06/13/41                               310,000         329,514
         Ser 2004-T15, Cl A2
         4.690%, 06/13/41                                90,369          90,306
      Morgan Stanley Dean Witter Capital I,
         Ser 2001-TOP1, Cl A4
         6.660%, 02/15/33                                10,613          10,606
         Ser 2001-TOP3, Cl A4
         6.390%, 07/15/33                               459,742         464,831
         Ser 2002-IQ2, Cl A4
         5.740%, 12/15/35                               645,008         669,715
      Residential Funding Mortgage
         Securities I, Ser 2004-S3, Cl A1
         4.750%, 03/25/19                             1,115,987       1,147,554
      Wachovia Bank Commercial
         Mortgage Trust,
         Ser 2004-C15, Cl A2
         4.039%, 10/15/41                               637,519         639,359
         Ser 2005-C17, Cl A2
         4.782%, 03/15/42                               381,421         381,167
      Washington Mutual,
         Ser 2002-MS6, Cl 3A1
         6.500%, 09/25/32                               242,008         250,803
         Ser 2005-8, Cl 1A8
         5.500%, 10/25/35                               170,175         163,209
      Wells Fargo Mortgage Backed
         Securities Trust,
         Ser 2003-13, Cl A1
         4.500%, 11/25/18                             1,240,860       1,271,222
         Ser 2003-M, Cl A1 (D)
         4.690%, 12/25/33                               550,327         569,224
         Ser 2004-2, Cl A1
         5.000%, 01/25/19                               666,263         690,429
                                                                  -------------
      TOTAL MORTGAGE-BACKED SECURITIES
         (Cost $14,617,353)                                          14,790,629
                                                                  -------------

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - 11.0%
--------------------------------------------------------------------------------
      Ally Master Owner Trust,
         Ser 2011-1, Cl A2
         2.150%, 01/15/16                           $ 2,000,000   $   2,000,080
      BMW Vehicle Owner Trust,
         Ser 2010-A, Cl A3
         1.390%, 04/25/13                             1,000,000       1,007,329
      Centerpoint Energy Transition Bond,
         Ser 2005-A, Cl A2
         4.970%, 08/01/14                               354,467         367,171
         Ser 2005-A, Cl A3
         5.090%, 08/01/15                             2,200,000       2,397,758
         Ser 2008-A, Cl A1
         4.192%, 02/01/20                             1,578,221       1,696,922
      Chase Issuance Trust,
         Ser 2005-A2, Cl A2 (D)
         0.331%, 12/15/14                             1,500,000       1,497,619
         Ser 2009-A3, Cl A3
         2.400%, 06/17/13                               430,000         432,990
      FPL Recovery Funding,
         Ser 2007-A, Cl A2
         5.044%, 08/01/15                             1,000,000       1,055,147
      Massachusetts RRB Special
         Purpose Trust,
         Ser 2001-1, Cl A
         6.530%, 06/01/15                             1,222,883       1,308,598
         Ser 2005-1, Cl A3
         4.130%, 09/15/13                               438,558         443,395
      PG&E Energy Recovery Funding,
         Ser 2005-1, Cl A5
         4.470%, 12/25/14                             1,000,000       1,057,627
         Ser 2005-2, Cl A2
         5.030%, 03/25/14                               491,727         505,151
      PSE&G Transition Funding,
         Ser 2005-1, Cl A2
         4.340%, 06/16/14                                85,165          87,461
      Public Service New Hampshire Funding,
         Ser 2001-1, Cl A3
         6.480%, 05/01/15                               961,275       1,023,876
                                                                  -------------
      TOTAL ASSET-BACKED SECURITIES
         (Cost $14,872,346)                                          14,881,124
                                                                  -------------
--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS - 3.1%
--------------------------------------------------------------------------------
      U.S. Treasury Inflation Index Note
         2.000%, 01/15/16                             1,000,000       1,216,849
      U.S. Treasury Notes
         1.375%, 09/15/12                             2,000,000       2,029,376
         1.000%, 10/31/11                             1,000,000       1,005,703
                                                                  -------------
      TOTAL U.S. TREASURY OBLIGATIONS
         (Cost $4,119,594)                                            4,251,928
                                                                  -------------

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 117

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

SHORT TERM BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                          Par/Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 2.3%
--------------------------------------------------------------------------------
   CALIFORNIA - 2.3%
      California State, GO (D)
         5.650%, 04/01/39                           $ 1,500,000   $   1,582,830
      University of California Revenue,
         Build America Bonds, Taxable,
         RB (D)
         1.988%, 05/15/50                             1,500,000       1,491,420
                                                                  -------------
                                                                      3,074,250
                                                                  -------------
      TOTAL MUNICIPAL BONDS
         (Cost $3,080,718)                                            3,074,250
                                                                  -------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 1.2%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                         1,646,221       1,646,221
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $1,646,221)                                            1,646,221
                                                                  -------------
   TOTAL INVESTMENTS - 98.9%
      (Cost $132,376,640)                                           133,920,217
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 1.1%                             1,496,188
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 135,416,405
                                                                  =============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(A) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3(A), 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THESE SECURITIES AS OF JANUARY 31, 2011 WAS $8,442,417 AND REPRESENTED 6.2% OF NET ASSETS.

(B) THIS SECURITY IS SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(C) THE ISSUER IS IN DEFAULT OF CERTAIN DEBT COVENANTS. INCOME IS NOT BEING ACCRUED. AS OF JANUARY 31, 2011, THE VALUE OF THESE SECURITIES AMOUNTED TO $124,375, WHICH REPRESENTS 0.1% OF NET ASSETS.

(D)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2011.

ARM   - ADJUSTABLE RATE MORTGAGE

CL    - CLASS

CMO   - COLLATERALIZED MORTGAGE OBLIGATION

FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION

GNMA  - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

GO    - GENERAL OBLIGATION

MTN   - MEDIUM TERM NOTE

RB    - REVENUE BOND

REMIC - REAL ESTATE MORTGAGE INVESTMENT CONDUIT

SER   - SERIES

A summary of the inputs used to value the Fund's net assets as of January 31, 2011 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                      LEVEL 2        LEVEL 3
                                                        TOTAL FAIR       LEVEL 1    SIGNIFICANT    SIGNIFICANT
                                                         VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
                                                         01/31/11         PRICE        INPUTS         INPUTS
                                                       -------------   ----------   ------------   ------------
   Corporate Obligations                               $  73,267,124   $       --   $ 73,267,124   $          --
   U.S. Government Agency Mortgage-Backed Obligations     22,008,941           --     22,008,941              --
   Mortgage-Backed Securities                             14,790,629           --     14,790,629              --
   Asset-Backed Securities                                14,881,124           --     14,881,124              --
   U.S. Treasury Obligations                               4,251,928           --      4,251,928              --
   Municipal Bonds                                         3,074,250           --      3,074,250              --
   Registered Investment Company                           1,646,221    1,646,221             --              --
                                                       -------------   ----------   ------------   -------------
Total:                                                 $ 133,920,217   $1,646,221   $132,273,996   $          --
                                                       =============   ==========   ============   =============

        The accompanying notes are an integral part of the financial statements.

118 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

WISCONSIN TAX-EXEMPT FUND

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 97.5%
--------------------------------------------------------------------------------
   GUAM - 2.4%
      Guam Power Authority, Ser A, RB,
         National-RE-IBC Bank Insured
         5.125%, 10/01/29 (A)                       $ 3,815,000   $   3,475,007
                                                                  -------------
   MASSACHUSETTS - 0.8%
      Massachusetts State Housing
         Finance Agency, Multi-Family
         Housing Authority, ETM, RB,
         HUD Section 8
         7.000%, 04/01/21 (A)                           910,000       1,163,308
                                                                  -------------
   PUERTO RICO - 22.9%
      Commonwealth of Puerto Rico,
         Public Improvement,
         GO, AGM Insured, Unrefunded Balance
         5.250%, 07/01/27 (A)                           755,000         748,409
         5.125%, 07/01/30 (A)                         1,215,000       1,162,391
         GO, National-RE Insured
         5.650%, 07/01/15                             2,240,000       2,386,160
         Ser A, GO, National-RE Insured
         5.500%, 07/01/20                             1,020,000       1,036,422
         Ser A, GO, XLCA Insured
         5.500%, 07/01/17                             1,130,000       1,183,313
      Puerto Rico Commonwealth
         Highway & Transportation Authority,
         Grant Anticipation Revenue,
         RB, National-RE Insured
         5.000%, 09/15/20 (A)                           780,000         786,224
         Highway Revenue, Ser AA,
         RB, AGM Insured (A)
         4.950%, 07/01/26                             1,500,000       1,455,870
         Transportation Revenue,
         Ser E, RB, AGM Insured
         5.500%, 07/01/23                             1,120,000       1,175,496
         Transportation Revenue, Ser N, RB
         5.500%, 07/01/23                             1,120,000       1,107,064
      Puerto Rico Commonwealth
         Infrastructure Financing Authority,
         Special Tax Revenue, Ser A,
         BHAC Credit, FGIC Insured
         5.500%, 07/01/22                             1,385,000       1,460,635
         FGIC Insured
         5.500%, 07/01/21                               945,000         953,146
      Puerto Rico Electric Power Authority,
         Ser TT, RB
         5.000%, 07/01/22 (A)                           300,000         296,649
         5.000%, 07/01/37 (A)                         1,700,000       1,442,297
         Ser UU, RB, AGM Insured
         5.000%, 07/01/20 (A)                         1,000,000       1,047,960
         Ser WW, RB
         5.500%, 07/01/38 (A)                         2,500,000       2,290,450

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   PUERTO RICO - (CONTINUED)
         Ser XX, RB (A)
         4.625%, 07/01/25                           $ 2,100,000   $   1,894,620
      Puerto Rico Municipal
         Finance Agency,
         Ser A, GO, AGM Insured
         5.000%, 08/01/30 (A)                           880,000         821,814
         Ser C, GO, CIFG Insured
         5.250%, 08/01/23                             1,000,000         974,970
      Puerto Rico Public Buildings
         Authority, Revenue Refunding,
         Government Facilities,
         Ser H, RB, AMBAC,
         Commonwealth Guaranteed
         5.500%, 07/01/17                             1,250,000       1,308,975
         Ser L, RB, XLCA,
         Commonwealth Guaranteed
         5.500%, 07/01/21                               500,000         496,455
      Puerto Rico Sales Tax Financing,
         Corporate Sales Tax Revenue,
         First Sub-Ser A, RB
         5.500%, 08/01/37 (A)                         2,500,000       2,347,750
         5.750%, 08/01/37 (A)                         1,400,000       1,364,706
         6.375%, 08/01/39 (A)                         3,000,000       3,082,020
         6.000%, 08/01/42 (A)                         1,000,000         995,790
         6.500%, 08/01/44 (A)                         2,000,000       2,068,480
                                                                  -------------
                                                                     33,888,066
                                                                  -------------
   VIRGIN ISLANDS - 5.7%
      Virgin Islands Public Finance Authority,
         Gross Receipts Taxes Loan Notes, RB,
         National-RE FGIC Insured
         5.000%, 10/01/21 (A)                         2,000,000       2,005,740
         5.000%, 10/01/23 (A)                         1,000,000         987,930
         5.000%, 10/01/24 (A)                         2,500,000       2,425,200
         5.000%, 10/01/27 (A)                         2,000,000       1,876,480
         Senior Lien, Capital Projects,
         Ser A-1, RB
         5.000%, 10/01/39 (A)                         1,250,000       1,017,213
      Virgin Islands Water & Power Authority,
         Water Systems Revenue, Refunding,
         Asset Guarantee, RB, National-RE-IBC
         Bank MBIA Insured
         5.250%, 07/01/12 (A)                           170,000         170,532
                                                                  -------------
                                                                      8,483,095
                                                                  -------------
   WISCONSIN - 65.7%
      Appleton, Redevelopment Authority,
         Fox Cities Performing Arts Project,
         Ser A, RB, LOC Associated Bank N.A.
         4.750%, 09/01/17 (A)                           360,000         362,747
         4.850%, 09/01/19 (A)                           435,000         437,475

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 119

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

WISCONSIN TAX-EXEMPT FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
      Ashwaubenon, Community Development
         Authority, Lease Revenue,
         Refunding, Arena Project, RB
         4.700%, 06/01/15 (A)                       $   500,000   $     515,455
         5.050%, 06/01/19 (A)                         1,030,000       1,066,658
         5.200%, 06/01/22 (A)                           500,000         516,175
         5.000%, 06/01/23 (A)                           925,000         950,086
      Beloit, Community Development
         Authority, Lease Revenue, RB
         4.700%, 03/01/21 (A)                           345,000         351,855
         4.750%, 03/01/22 (A)                           300,000         303,948
         5.000%, 03/01/25 (A)                           650,000         656,533
      Burlington, Community Development
         Authority, Lease Revenue, RB
         4.000%, 04/01/16 (A)                           200,000         207,128
         4.100%, 04/01/17 (A)                           750,000         764,340
      Cudahy, Community Development
         Authority, Redevelopment Lease
         Revenue, RB
         3.250%, 06/01/11 (A)                           250,000         250,465
         3.300%, 06/01/11                               175,000         175,924
         4.000%, 06/01/12                               100,000         102,765
         3.650%, 06/01/13                               200,000         205,440
         4.250%, 06/01/17 (A)                           500,000         515,605
      Delafield, Community Development
         Authority, Redevelopment Revenue,
         St. Johns Northwestern Military, RB
         4.150%, 06/01/25 (A)                           250,000         250,338
         4.250%, 06/01/26 (A)                           330,000         329,614
         4.600%, 06/01/30 (A)                           600,000         597,684
      Eau Claire, Housing Authority,
         Housing Revenue, London Hill
         Townhouses Project, Ser A, RB
         6.250%, 05/01/15                               350,000         334,267
      Glendale, Community Development
         Authority, Lease Revenue,
         Bayshore Public Parking Facility,
         Ser A, RB
         5.000%, 10/01/24 (A)                         1,500,000       1,515,375
         4.750%, 10/01/27 (A)                         1,000,000         959,880
         Tax Increment District No. 7, RB
         4.350%, 09/01/16 (A)                         1,000,000       1,018,620
         4.750%, 09/01/17 (A)                         1,250,000       1,258,825
         4.500%, 09/01/18 (A)                         2,000,000       2,023,020
         4.875%, 09/01/19 (A)                         1,000,000       1,004,970
      Green Bay, Redevelopment Authority,
         Bellin Memorial Hospital Project, RB
         6.000%, 12/01/29 (A)                         1,000,000       1,002,990
         6.150%, 12/01/32 (A)                         1,000,000       1,003,590

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
         Ser A
         5.500%, 02/15/21 (A)                       $   400,000   $     402,620
         Lease Revenue, Refunding,
         Convention Center Project, RB
         4.200%, 06/01/25 (A)                         1,000,000         971,610
         4.300%, 06/01/29 (A)                         1,000,000         932,720
      Green Bay/Brown County Professional
         Football Stadium, Lambeau Field
         Renovation Project,
         Ser A, RB, AMBAC Insured
         4.850%, 02/01/15 (A)                         1,020,000       1,022,642
         4.900%, 02/01/16 (A)                         1,015,000       1,017,669
      Madison, Community Development
         Authority Revenue,
         Wisconsin Alumni
         Research Fund Project, RB
         5.000%, 10/01/27 (A)                           925,000         953,129
         5.000%, 10/01/28 (A)                           250,000         255,805
         5.000%, 10/01/34 (A)                         4,500,000       4,462,695
      Middleton, Community Development
         Authority, Lease Revenue, Ser A, RB
         4.350%, 10/01/17 (A)                         1,630,000       1,729,463
         4.550%, 10/01/18 (A)                           500,000         532,160
      Milwaukee, Redevelopment Authority,
         Summerfest Project, RB
         4.700%, 08/01/15 (A)                           500,000         503,650
         4.800%, 08/01/16 (A)                           500,000         503,205
         4.850%, 08/01/17 (A)                           500,000         502,300
         4.950%, 08/01/20 (A)                         1,250,000       1,252,950
         4.500%, 08/01/23 (A)                           110,000         108,655
         4.700%, 08/01/25 (A)                           110,000         108,634
         5.000%, 08/01/30 (A)                         2,000,000       1,963,360
      Milwaukee, Redevelopment Authority,
         Development Revenue, Refunding,
         Marquette University
         Project, RB, XLCA Insured
         4.150%, 11/01/16 (A)                         1,275,000       1,289,497
         4.250%, 11/01/17 (A)                         1,000,000       1,006,800
         4.350%, 11/01/18 (A)                           500,000         501,890
      Milwaukee, Redevelopment Authority,
         Lease Revenue,
         Milwaukee Public Schools,
         Congress School, Ser A, RB
         4.500%, 08/01/20 (A)                           500,000         500,465
         4.600%, 08/01/22 (A)                           500,000         494,285
         RB, AMBAC Insured
         3.250%, 08/01/11                               500,000         506,180
         3.650%, 08/01/13                             2,000,000       2,094,360
         3.800%, 08/01/14 (A)                         1,000,000       1,039,860
         4.000%, 08/01/16 (A)                         1,000,000       1,027,010

        The accompanying notes are an integral part of the financial statements.

120 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

WISCONSIN TAX-EXEMPT FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
         4.100%, 08/01/17 (A)                       $ 1,000,000   $   1,019,240
         4.125%, 08/01/18 (A)                         2,010,000       2,036,874
      Milwaukee, Redevelopment Authority,
         Redevelopment Revenue,
         YMCA Greater Milwaukee,
         Ser A, RB, LOC Marshall & Ilsley Bank
         5.250%, 06/01/19 (A)                           395,000         395,557
         5.300%, 06/01/29 (A)                         1,800,000       1,724,544
         Ser B, RB, LOC FHLB
         5.150%, 06/01/19 (A)                           190,000         191,972
         5.200%, 06/01/29 (A)                           355,000         342,784
      Monroe, Redevelopment Authority,
         Development Revenue,
         Monroe Clinic, Inc., RB
         5.875%, 02/15/39 (A)                         1,350,000       1,233,684
      Neenah, Community Development
         Authority, Lease Revenue, Ser A, RB
         4.300%, 12/01/20 (A)                         1,000,000       1,008,730
         5.125%, 12/01/23 (A)                         1,000,000       1,051,100
         4.625%, 12/01/28 (A)                           600,000         575,670
         4.700%, 12/01/28 (A)                         1,250,000       1,210,313
         4.750%, 12/01/32 (A)                           400,000         372,040
      North Fond Du Lac, Community
         Development Authority,
         Lease Revenue, Refunding, RB
         4.350%, 12/01/17 (A)                           325,000         329,222
      Oak Creek, Housing Authority,
         Refunding, Capital Appreciation,
         Wood Creek Project, RB,
         GNMA Collateralized
         0.000%, 07/20/11 (A)                           125,000         121,752
         0.000%, 01/20/12 (A)                            65,000          61,515
         0.000%, 01/20/13 (A)                           125,000         111,724
         0.000%, 07/20/13 (A)                           125,000         108,575
         0.000%, 01/20/14 (A)                            60,000          50,575
      Onalaska, Community Development
         Authority, Lease Revenue,
         RB
         3.650%, 10/01/12 (A)                           100,000         102,797
         3.900%, 10/01/14 (A)                           100,000         102,721
         4.000%, 10/01/15                               100,000         102,022
         4.150%, 10/01/16 (A)                           200,000         203,624
      Oshkosh, Housing Authority,
         VNA Apartments Inc. Project, RB,
         GNMA Collateralized
         5.450%, 09/20/17 (A)                            95,000          95,034
         5.750%, 09/20/38 (A)                         1,260,000       1,260,164

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
      Sheboygan, Housing Authority,
         Multifamily Revenue Refunding,
         Lake Shore Apartments Project,
         Ser A, RB, GNMA Collateralized
         5.100%, 11/20/26 (A)                       $ 1,000,000   $     999,940
      Southeast Wisconsin Professional
         Baseball Park District,
         League, Capital Appreciation, COP,
         ETM, National-RE Insured
         0.000%, 12/15/15                               970,000         869,091
         0.000%, 12/15/17                             1,000,000         817,290
         Sales Tax Revenue, Refunding,
         Ser A, RB, National-RE Insured
         5.500%, 12/15/11                               525,000         545,653
         5.500%, 12/15/18                               250,000         289,135
         5.500%, 12/15/19                             2,000,000       2,302,560
         5.500%, 12/15/26                             4,510,000       4,648,908
         5.100%, 12/15/29 (A)                           285,000         297,192
      Sun Prairie, Community Development
         Authority, Lease Revenue,
         RB
         4.400%, 08/01/20 (A)                           150,000         150,139
         4.500%, 08/01/21 (A)                           150,000         149,751
         Tax Incremental District No. 8, RB
         4.300%, 08/01/21 (A)                           975,000         951,658
         4.350%, 08/01/22 (A)                           975,000         932,197
      Verona, Community Development
         Authority, Community Development
         Lease Revenue,
         RB
         3.800%, 12/01/16 (A)                           100,000         100,316
         4.800%, 02/01/20 (A)                           100,000         100,387
         4.250%, 12/01/21 (A)                            50,000          47,248
         4.850%, 02/01/22 (A)                           200,000         198,654
      Walworth County, Housing Authority,
         Housing Revenue, Kiwanis Heritage
         Senior Apartments, RB, FHA Insured
         5.700%, 03/01/39 (A)                           460,000         423,108
      Waterford, Community Development
         Authority, Lease Revenue,
         Refunding, RB
         4.650%, 10/01/20 (A)                           750,000         735,097
      Waukesha, Redevelopment Authority,
         Avalon Square Project, Ser A, RB,
         GNMA Collateralized
         5.000%, 06/20/21 (A)                         1,000,000       1,020,850

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 121

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

WISCONSIN TAX-EXEMPT FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
      Waukesha, Redevelopment Authority,
         Weldall Manufacturing Inc.
         Project, RB, LOC Harris N.A.
         4.200%, 12/01/24 (A)                       $   150,000   $     142,178
         4.500%, 12/01/30 (A)                         1,200,000       1,120,404
      West Bend, Redevelopment Authority,
         Lease Revenue, RB
         4.500%, 10/01/23 (A)                           250,000         249,270
         4.550%, 10/01/24 (A)                           250,000         247,728
         4.600%, 10/01/25 (A)                           150,000         147,168
         4.650%, 10/01/28 (A)                           250,000         234,205
      Weston, Community Development
         Authority, Lease Revenue,
         Ser A, RB
         4.100%, 10/01/16 (A)                           500,000         512,280
         4.250%, 10/01/17 (A)                           200,000         203,382
         4.350%, 10/01/18 (A)                           500,000         501,970
         4.400%, 10/01/18 (A)                           500,000         506,045
         5.250%, 10/01/20 (A)                           445,000         458,243
         4.500%, 10/01/21 (A)                           100,000         100,797
         4.700%, 10/01/21 (A)                         1,230,000       1,237,318
         4.625%, 10/01/25 (A)                           825,000         769,214
         Guaranty Agreement: Associated Trust Co.
         4.450%, 10/01/19 (A)                           500,000         500,095
         Ser B, RB
         4.750%, 10/01/22 (A)                           130,000         130,165
         4.750%, 10/01/23 (A)                           140,000         138,158
      Winnebago County, Housing Authority,
         Housing Revenue, Ser A, RB
         6.875%, 03/01/12 (A)                            50,000          50,190
         7.125%, 03/01/22 (A)                           380,000         381,455
      Wisconsin Center District,
         Capital Appreciation, Senior Dedicated
         Tax Revenue, Ser A, RB,
         National-RE Insured
         0.000%, 12/15/26                             2,500,000       1,063,525
         Ser 1998A, Junior Dedicated
         Tax Revenue, RB, AGM Insured
         5.250%, 12/15/23                             2,585,000       2,730,303
      Wisconsin Dells, Community
         Development Authority,
         Lease Revenue, RB
         5.000%, 03/01/22 (A)                         1,500,000       1,501,275
         5.000%, 09/01/24 (A)                           110,000         107,871
         4.600%, 03/01/25 (A)                         1,200,000       1,090,380
         Ser A
         4.300%, 03/01/22 (A)                           225,000         209,090
         4.450%, 03/01/25 (A)                           300,000         267,318

--------------------------------------------------------------------------------
Description                                          Par/Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
      Wisconsin Housing & Economic
         Development Authority,
         Multi-Family Housing,
         Ser A, RB
         GO of Authorization
         5.375%, 11/01/30 (A)                       $ 2,145,000   $   2,115,292
         Ser A, RB (C)
         4.250%, 12/01/35 (A)                         1,500,000       1,507,740
         Ser B, RB,
         GO of Authorization
         4.300%, 05/01/27 (A)                         1,000,000         910,100
         4.400%, 05/01/37 (A)                           500,000         426,490
         Ser E, RB, GO of Authorization
         4.700%, 11/01/25 (A)                           275,000         275,611
         4.900%, 11/01/35 (A)                         1,650,000       1,524,699
      Wisconsin Housing Finance Authority,
         RB, FHA Mortgages Insured,
         Prerefunded 12/01/17 @ 100 (B)
         6.100%, 12/01/17                               995,000       1,136,927
         RB, National-RE FHA Mortgages
         Insured, Prerefunded
         12/01/17 @ 100 (B)
         6.100%, 12/01/17                               925,000       1,056,942
                                                                  -------------
                                                                     97,310,621
                                                                  -------------
      TOTAL MUNICIPAL BONDS
         (Cost $147,162,925)                                        144,320,097
                                                                  -------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 1.1%
--------------------------------------------------------------------------------
      AIM Tax-Free Investments Co. -
         Cash Reserve Portfolio, Private Class        1,646,263       1,646,263
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $1,646,263)                                            1,646,263
                                                                  -------------
   TOTAL INVESTMENTS - 98.6%
      (Cost $148,809,188)                                           145,966,360
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 1.4%                             2,117,079
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 148,083,439
                                                                  =============

--------------------------------------------------------------------------------

(A) THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(B)   PREREFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.

(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2011.

        The accompanying notes are an integral part of the financial statements.

122 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

WISCONSIN TAX-EXEMPT FUND (CONCLUDED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

AGM   - ASSURED GUARANTY MUNICIPAL CORPORATION (FORMERLY KNOWN AS FINANCIAL
        SECURITY ASSURANCE)

AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION

BHAC  - BERKSHIRE HATHAWAY ASSURANCE CORP.

COP   - CERTIFICATES OF PARTICIPATION

ETM   - ESCROWED TO MATURITY

FGIC  - FINANCIAL GUARANTY INSURANCE CORPORATION

FHA   - FEDERAL HOUSING ADMINISTRATION

FHLB  - FEDERAL HOME LOAN BANK

GNMA  - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

GO    - GENERAL OBLIGATION

HUD   - HOUSING AND URBAN DEVELOPMENT

IBC   - INTERNATIONAL BANCSHARES CORP.

LOC   - LETTER OF CREDIT

MBIA  - MUNICIPAL BOND INVESTORS ASSURANCE

RB    - REVENUE BOND

SER   - SERIES

XLCA  - XL CAPITAL ASSURANCE

A summary of the inputs used to value the Fund's net assets as of January 31, 2011 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                            LEVEL 2         LEVEL 3
                                                           TOTAL FAIR        LEVEL 1      SIGNIFICANT     SIGNIFICANT
                                                            VALUE AT          QUOTED       OBSERVABLE    UNOBSERVABLE
                                                            01/31/11          PRICE          INPUTS         INPUTS
                                                         --------------   -------------   ------------   ------------
   Municipal Bonds                                       $  144,320,097   $          --   $144,320,097   $         --
   Registered Investment Company                              1,646,263       1,646,263             --             --
                                                         --------------   -------------   ------------   ------------
Total:                                                   $  145,966,360   $   1,646,263   $144,320,097   $         --
                                                         ==============   =============   ============   ============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 123

STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2011 (UNAUDITED)

                                                                                                       COGNITIVE
                                                                                      BALANCED           VALUE
                                                                                        FUND             FUND
                                                                                   --------------   --------------
ASSETS:
   Investments, at Value + .....................................................   $   23,588,346   $   90,804,407
   Repurchase Agreements, at Value + ...........................................        2,751,762        1,184,637
   Cash ........................................................................               --               --
   Receivable for Investments Sold .............................................          283,449        2,010,029
   Receivable for Fund Shares Sold .............................................           51,957           88,707
   Accrued Income ..............................................................           69,004           90,429
   Prepaid Expenses ............................................................           21,485           33,049
   Reclaims Receivable .........................................................               --               --
   Deferred Compensation .......................................................            1,776            6,269
   Variation Margin Receivable .................................................               --               --
   Due from Adviser, net .......................................................               --               --
                                                                                   --------------   --------------
      TOTAL ASSETS .............................................................       26,767,779       94,217,527
                                                                                   --------------   --------------
LIABILITIES:
   Payable for Investments Purchased ...........................................          466,707        2,114,325
   Payable for Fund Shares Redeemed ............................................               --            4,000
   Investment Adviser Fees Payable .............................................            4,253           58,311
   Administration Fees Payable .................................................            3,308           11,675
   Chief Compliance Officer Fees Payable .......................................            1,323            1,323
   Custodian Fees Payable ......................................................              138              488
   Audit Fees Payable ..........................................................           15,781           15,262
   Deferred Compensation Payable ...............................................            1,776            6,269
   Shareholder Servicing Fees Payable ..........................................            3,252              444
   Transfer Agent Fees Payable .................................................            6,339            7,385
   Trustees Fees Payable .......................................................               65              200
   Accrued Distribution Fees ...................................................            2,220              782
   Accrued Expenses and Other Payables .........................................            1,283            2,948
                                                                                   --------------   --------------
      TOTAL LIABILITIES ........................................................          506,445        2,223,412
                                                                                   --------------   --------------
         NET ASSETS ............................................................   $   26,261,334   $   91,994,115
                                                                                   ==============   ==============
NET ASSETS:
   Paid-in Capital (unlimited authorized - no par value) .......................   $   23,344,495   $   93,985,416
   Undistributed Net Investment Income/(Accumulated Net Investment Loss) .......           (1,763)        (542,962)
   Accumulated Net Realized Gain (Loss) on Investments and Futures Contracts ...       (2,112,743)     (14,168,660)
   Net Unrealized Appreciation (Depreciation) on Investments and Futures
    Contracts ..................................................................        5,031,345       12,720,321
                                                                                   --------------   --------------
         NET ASSETS ............................................................   $   26,261,334   $   91,994,115
                                                                                   ==============   ==============
+  Cost of Investments and Repurchase Agreements ...............................   $   21,308,763   $   79,268,723

*     Represents margin deposit for futures contracts.

      Amounts designated as "-" are either not applicable or less than $1.00.

        The accompanying notes are an integral part of the financial statements.

124 HIGHMARK(R) FUNDS

                                                                                        CORE           ENHANCED          EQUITY
                                                                                       EQUITY           GROWTH           INCOME
                                                                                        FUND             FUND             FUND
                                                                                   --------------   --------------   --------------
ASSETS:
   Investments, at Value + .....................................................   $   62,640,118   $   92,753,986   $   14,733,275
   Repurchase Agreements, at Value + ...........................................          913,855        1,351,617               --
   Cash ........................................................................           58,500*              --           31,500*
   Receivable for Investments Sold .............................................               --               --               --
   Receivable for Fund Shares Sold .............................................           61,496           87,404           25,245
   Accrued Income ..............................................................           57,808           14,470           21,548
   Prepaid Expenses ............................................................           19,523           34,305           22,585
   Reclaims Receivable .........................................................               --              428               --
   Deferred Compensation .......................................................            4,353            6,390            1,001
   Variation Margin Receivable .................................................            7,169               --            3,818
   Due from Adviser, net .......................................................               --               --            3,380
                                                                                   --------------   --------------   --------------
      TOTAL ASSETS .............................................................       63,762,822       94,248,600       14,842,352
                                                                                   --------------   --------------   --------------
LIABILITIES:
   Payable for Investments Purchased ...........................................               --               --               --
   Payable for Fund Shares Redeemed ............................................           13,778            4,910               --
   Investment Adviser Fees Payable .............................................           26,321           58,139               --
   Administration Fees Payable .................................................            8,107           11,901            1,865
   Chief Compliance Officer Fees Payable .......................................            1,323            1,323            1,311
   Custodian Fees Payable ......................................................              339              497               78
   Audit Fees Payable ..........................................................           15,190           15,216           15,097
   Deferred Compensation Payable ...............................................            4,353            6,390            1,001
   Shareholder Servicing Fees Payable ..........................................            6,133              318            1,734
   Transfer Agent Fees Payable .................................................            6,633            7,935           11,594
   Trustees Fees Payable .......................................................              184              198               60
   Accrued Distribution Fees ...................................................            1,391              628            5,262
   Accrued Expenses and Other Payables .........................................              492              428               56
                                                                                   --------------   --------------   --------------
      TOTAL LIABILITIES ........................................................           84,244          107,883           38,058
                                                                                   --------------   --------------   --------------
         NET ASSETS ............................................................   $   63,678,578   $   94,140,717   $   14,804,294
                                                                                   ==============   ==============   ==============
NET ASSETS:
   Paid-in Capital (unlimited authorized - no par value) .......................   $   80,283,249   $   79,899,302   $   21,766,504
   Undistributed Net Investment Income/(Accumulated Net Investment Loss) .......           76,195         (161,097)           4,715
   Accumulated Net Realized Gain (Loss) on Investments and Futures Contracts ...      (23,362,557)     (16,556,068)      (9,624,286)
   Net Unrealized Appreciation (Depreciation) on Investments and Futures
    Contracts ..................................................................        6,681,691       30,958,580        2,657,361
                                                                                   --------------   --------------   --------------
         NET ASSETS ............................................................   $   63,678,578   $   94,140,717   $   14,804,294
                                                                                   ==============   ==============   ==============
+  Cost of Investments and Repurchase Agreements ...............................   $   56,894,324   $   63,147,023   $   12,087,042

                                                                                                        GENEVA           GENEVA
                                                                                     FUNDAMENTAL        MID CAP         SMALL CAP
                                                                                       EQUITY           GROWTH            GROWTH
                                                                                        FUND             FUND             FUND
                                                                                   --------------   --------------   --------------
ASSETS:
   Investments, at Value + .....................................................   $   19,891,918   $  308,211,455   $   15,572,787
   Repurchase Agreements, at Value + ...........................................               --               --               --
   Cash ........................................................................               --               --               --
   Receivable for Investments Sold .............................................          255,285               --               --
   Receivable for Fund Shares Sold .............................................           48,659        1,361,213           50,771
   Accrued Income ..............................................................            5,360           24,452            4,491
   Prepaid Expenses ............................................................           12,552           43,986           11,564
   Reclaims Receivable .........................................................               --               --               --
   Deferred Compensation .......................................................            1,357           20,296            1,063
   Variation Margin Receivable .................................................               --               --               --
   Due from Adviser, net .......................................................               --               --               --
                                                                                   --------------   --------------   --------------
      TOTAL ASSETS .............................................................       20,215,131      309,661,402       15,640,676
                                                                                   --------------   --------------   --------------
LIABILITIES:
   Payable for Investments Purchased ...........................................          403,173        3,357,122               --
   Payable for Fund Shares Redeemed ............................................            4,514          415,359               --
   Investment Adviser Fees Payable .............................................            3,286          169,359            5,950
   Administration Fees Payable .................................................            2,527           37,799            1,979
   Chief Compliance Officer Fees Payable .......................................            1,322            1,311            1,307
   Custodian Fees Payable ......................................................              106            1,579               83
   Audit Fees Payable ..........................................................           15,101           15,938           15,056
   Deferred Compensation Payable ...............................................            1,357           20,296            1,063
   Shareholder Servicing Fees Payable ..........................................            1,139           34,959            1,698
   Transfer Agent Fees Payable .................................................            2,741           53,858            2,640
   Trustees Fees Payable .......................................................               36              384               --
   Accrued Distribution Fees ...................................................               16           71,342            1,633
   Accrued Expenses and Other Payables .........................................              426               --               --
                                                                                   --------------   --------------   --------------
      TOTAL LIABILITIES ........................................................          435,744        4,179,306           31,409
                                                                                   --------------   --------------   --------------
         NET ASSETS ............................................................   $   19,779,387   $  305,482,096   $   15,609,267
                                                                                   ==============   ==============   ==============
NET ASSETS:
   Paid-in Capital (unlimited authorized - no par value) .......................   $   17,975,672   $  202,276,427   $   12,128,208
   Undistributed Net Investment Income/(Accumulated Net Investment Loss) .......          (10,493)      (1,099,486)         (66,035)
   Accumulated Net Realized Gain (Loss) on Investments and Futures Contracts ...       (1,633,324)       2,780,072          241,817
   Net Unrealized Appreciation (Depreciation) on Investments and Futures
    Contracts ..................................................................        3,447,532      101,525,083        3,305,277
                                                                                   --------------   --------------   --------------
         NET ASSETS ............................................................   $   19,779,387   $  305,482,096   $   15,609,267
                                                                                   ==============   ==============   ==============
+  Cost of Investments and Repurchase Agreements ...............................   $   16,444,386   $  206,686,372   $   12,267,510

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 125

STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2011 (UNAUDITED)

                                                                                      COGNITIVE
                                                                    BALANCED            VALUE
                                                                      FUND              FUND
                                                                 ---------------   ---------------
FIDUCIARY SHARES:
   Net Assets .................................................  $    18,822,248   $     2,981,971
   Shares of beneficial interest outstanding ..................        1,354,900           269,787
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) ..  $         13.89   $         11.05
                                                                 ===============   ===============
CLASS A SHARES:
   Net Assets .................................................  $     6,223,215   $       947,219
   Shares of beneficial interest outstanding ..................          448,895            85,551
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (A) ............  $         13.86   $         11.07
                                                                 ---------------   ---------------
      Maximum Offering Price Per Share (B) ....................  $         14.67   $         11.71
                                                                 ===============   ===============
CLASS B SHARES:
   Net Assets .................................................  $       401,701               N/A
   Shares of beneficial interest outstanding ..................           29,050               N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ..............  $         13.83               N/A
                                                                 ===============   ===============
CLASS C SHARES:
   Net Assets .................................................  $       814,170   $       587,063
   Shares of beneficial interest outstanding ..................           59,069            54,301
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ..............  $         13.78   $         10.81
                                                                 ===============   ===============
CLASS M SHARES:
   Net Assets .................................................              N/A   $    87,477,862
   Shares of beneficial interest outstanding ..................              N/A         7,914,517
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) ..              N/A   $         11.05
                                                                 ===============   ===============

N/A   Not Applicable

(A) Fiduciary Class, Class A, and Class M Shares of certain funds have possible redemption and exchange fees (See Note 2 in the notes to financial statements). Class B and Class C Shares have contingent deferred sales charges (See Note 3 in the notes to financial statements).

(B)   The sales load for the class is 5.5%.

        The accompanying notes are an integral part of the financial statements.

126 HIGHMARK(R) FUNDS

                                                                       CORE            ENHANCED          EQUITY
                                                                      EQUITY            GROWTH           INCOME
                                                                       FUND              FUND             FUND
                                                                 ---------------   ---------------   --------------
FIDUCIARY SHARES:
   Net Assets .................................................  $    59,711,159   $     1,888,698   $      733,034
   Shares of beneficial interest outstanding ..................        7,052,802           166,522           80,335
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) ..  $          8.47   $         11.34   $         9.12
                                                                 ===============   ===============   ==============
CLASS A SHARES:
   Net Assets .................................................  $     2,914,755   $     2,004,232   $    9,792,430
   Shares of beneficial interest outstanding ..................          345,044           179,869        1,076,886
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (A) ............  $          8.45   $         11.14   $         9.09
                                                                 ---------------   ---------------   --------------
      Maximum Offering Price Per Share (B) ....................  $          8.94   $         11.79   $         9.62
                                                                 ===============   ===============   ==============
CLASS B SHARES:
   Net Assets .................................................  $       481,073               N/A   $    1,898,264
   Shares of beneficial interest outstanding ..................           58,260               N/A          208,208
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ..............  $          8.26               N/A   $         9.12
                                                                 ===============   ===============   ==============
CLASS C SHARES:
   Net Assets .................................................  $       571,591   $       268,843   $    2,380,566
   Shares of beneficial interest outstanding ..................           69,518            24,787          263,080
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ..............  $          8.22   $         10.85   $         9.05
                                                                 ===============   ===============   ==============
CLASS M SHARES:
   Net Assets .................................................              N/A   $    89,978,944              N/A
   Shares of beneficial interest outstanding ..................              N/A         7,927,268              N/A
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) ..              N/A   $         11.35              N/A
                                                                 ===============   ===============   ==============

                                                                                       GENEVA            GENEVA
                                                                   FUNDAMENTAL         MID CAP          SMALL CAP
                                                                      EQUITY           GROWTH            GROWTH
                                                                       FUND             FUND              FUND
                                                                 ---------------   ---------------   --------------
FIDUCIARY SHARES:
   Net Assets .................................................  $    19,751,509   $    52,310,262   $    9,615,978
   Shares of beneficial interest outstanding ..................          942,576         2,359,452          322,538
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) ..  $         20.95   $         22.17   $        29.81
                                                                 ===============   ===============   ==============
CLASS A SHARES:
   Net Assets .................................................  $        11,389   $   221,086,006   $    5,249,628
   Shares of beneficial interest outstanding ..................              545        10,019,253          176,816
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (A) ............  $         20.90   $         22.07   $        29.69
                                                                 ---------------   ---------------   --------------
      Maximum Offering Price Per Share (B) ....................  $         22.12   $         23.35   $        31.42
                                                                 ===============   ===============   ==============
CLASS B SHARES:
   Net Assets .................................................              N/A   $     6,427,161              N/A
   Shares of beneficial interest outstanding ..................              N/A           318,561              N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ..............              N/A   $         20.18              N/A
                                                                 ===============   ===============   ==============
CLASS C SHARES:
   Net Assets .................................................  $        16,489   $    25,658,667   $      743,661
   Shares of beneficial interest outstanding ..................              792         1,256,544           25,291
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ..............  $         20.82   $         20.42   $        29.40
                                                                 ===============   ===============   ==============
CLASS M SHARES:
   Net Assets .................................................              N/A               N/A              N/A
   Shares of beneficial interest outstanding ..................              N/A               N/A              N/A
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) ..              N/A               N/A              N/A
                                                                 ===============   ===============   ==============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 127

STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2011 (UNAUDITED)

                                                                        INTERNATIONAL      LARGE CAP
                                                                        OPPORTUNITIES       GROWTH
                                                                            FUND             FUND
                                                                        -------------    -------------
ASSETS:
   Investments, at Value + ..........................................   $ 241,840,677*   $  92,108,639
   Repurchase Agreements, at Value + ................................      13,938,258               --
   Affiliated Investments, at Value ++ ..............................              --               --
   Cash .............................................................              --               --
   Foreign Currency .................................................       3,353,890***            --
   Receivable for Investments Sold ..................................       6,671,701        1,469,402
   Receivable for Fund Shares Sold ..................................         165,540           46,902
   Accrued Income ...................................................         108,866           16,165
   Prepaid Expenses .................................................          48,377           29,462
   Reclaims Receivable ..............................................         114,378               --
   Deferred Compensation ............................................          16,670            6,283
   Variation Margin Receivable ......................................              --               --
   Due from Adviser, net ............................................              --               --
   Unrealized Appreciation of Foreign Currency Contracts (1) ........          20,753               --
                                                                        -------------    -------------
     TOTAL ASSETS ...................................................     266,279,110       93,676,853
                                                                        -------------    -------------
LIABILITIES:
   Payable Upon Return of Securities Loaned .........................      10,788,293               --
   Payable for Investments Purchased ................................       9,943,927        1,862,844
   Payable for Fund Shares Redeemed .................................           6,686          343,826
   Investment Adviser Fees Payable ..................................         197,146           38,023
   Administration Fees Payable ......................................          31,046           11,701
   Chief Compliance Officer Fees Payable ............................           1,323            1,323
   Custodian Fees Payable ...........................................           8,826              489
   Audit Fees Payable ...............................................          29,160           15,290
   Deferred Compensation Payable ....................................          16,670            6,283
   Shareholder Servicing Fees Payable ...............................          13,433           10,716
   Transfer Agent Fees Payable ......................................          18,627           24,062
   Trustees Fees Payable ............................................             770              287
   Accrued Distribution Fees ........................................           3,451            8,387
   Accrued Expenses and Other Payables ..............................           5,394              370
                                                                        -------------    -------------
     TOTAL LIABILITIES ..............................................      21,064,752        2,323,601
                                                                        -------------    -------------
       NET ASSETS ...................................................   $ 245,214,358    $  91,353,252
                                                                        =============    =============
NET ASSETS:
   Paid-in Capital (unlimited authorized - no par value) ............   $ 251,691,041    $ 122,536,026
   Undistributed Net Investment Income/(Accumulated Net Investment
     Loss) ..........................................................        (351,835)          58,421
   Accumulated Net Realized Gain (Loss) on Investments, Investments
     in Affiliated Funds, Forward Foreign Currency Contracts, Futures
     Contracts, Foreign Currency Transactions and Capital Gain
     Distributions Received .........................................     (56,590,064)     (53,038,923)
   Net Unrealized Appreciation (Depreciation) on Investments,
     Investments in Affiliated Funds, Forward Foreign Currency
     Contracts, Futures Contracts and Foreign Currency
     Transactions ...................................................      50,465,216       21,797,728
                                                                        -------------    -------------
       NET ASSETS ...................................................   $ 245,214,358    $  91,353,252
                                                                        =============    =============
   +  Cost of Investments and Repurchase Agreements .................   $ 205,312,214    $  70,310,911
   ++ Cost of Affiliated Investments ................................   $          --    $          --
   *  Includes Market Value of Securities on Loan ...................   $  10,297,919    $          --

  **  Represents margin deposits for future  contracts.
  *** Cost of foreign currency is $3,365,581.

   Amounts designated as "-" are either not applicable or less than $1.00.

(1) The primary risk exposure is foreign exchange contracts (see Note 2).

        The accompanying notes are an integral part of the financial statements.

128 HIGHMARK(R) FUNDS

                                                                            NYSE ARCA
                                                            LARGE CAP        TECH 100       SMALL CAP
                                                              VALUE           INDEX         ADVANTAGE
                                                              FUND            FUND            FUND
                                                          -------------   -------------   -------------
ASSETS:
   Investments, at Value + ............................   $ 108,002,659   $ 217,645,953   $  26,803,020
   Repurchase Agreements, at Value + ..................         706,688              --       1,187,314
   Affiliated Investments, at Value ++ ................              --              --              --
   Cash ...............................................              --         100,800**        67,500**
   Foreign Currency ...................................              --              --              --
   Receivable for Investments Sold ....................         292,037         771,201              --
   Receivable for Fund Shares Sold ....................         146,974         412,902          15,000
   Accrued Income .....................................         124,568          67,211           3,987
   Prepaid Expenses ...................................          26,547          33,478          25,154
   Reclaims Receivable ................................           7,385           4,043              --
   Deferred Compensation ..............................           7,502          14,865           1,875
   Variation Margin Receivable ........................              --           8,592           8,100
   Due from Adviser, net ..............................              --              --              --
   Unrealized Appreciation of Foreign Currency
     Contracts (1) ....................................              --              --              --
                                                          -------------   -------------   -------------
     TOTAL ASSETS .....................................     109,314,360     219,059,045      28,111,950
                                                          -------------   -------------   -------------
LIABILITIES:
   Payable Upon Return of Securities Loaned ...........              --              --              --
   Payable for Investments Purchased ..................              --       1,956,275              --
   Payable for Fund Shares Redeemed ...................          34,906         313,716          53,074
   Investment Adviser Fees Payable ....................          46,947          48,540          15,886
   Administration Fees Payable ........................          13,973          27,684           3,492
   Chief Compliance Officer Fees Payable ..............           1,323           1,311           1,323
   Custodian Fees Payable .............................             584           1,157             146
   Audit Fees Payable .................................          15,365          15,701          15,112
   Deferred Compensation Payable ......................           7,502          14,865           1,875
   Shareholder Servicing Fees Payable .................          11,670          26,915           2,151
   Transfer Agent Fees Payable ........................          30,968          84,907           3,136
   Trustees Fees Payable ..............................             475             545              60
   Accrued Distribution Fees ..........................           8,091          56,935             156
   Accrued Expenses and Other Payables ................           1,681           7,498             989
                                                          -------------   -------------   -------------
     TOTAL LIABILITIES ................................         173,485       2,556,049          97,400
                                                          -------------   -------------   -------------
       NET ASSETS .....................................   $ 109,140,875   $ 216,502,996   $  28,014,550
                                                          =============   =============   =============
NET ASSETS:
   Paid-in Capital (unlimited authorized - no par
     value) ...........................................   $ 149,561,007   $ 269,653,326   $  29,892,913
   Undistributed Net Investment Income/(Accumulated
     Net Investment Loss) .............................         (60,511)       (224,042)         (7,913)
   Accumulated Net Realized Gain (Loss) on
     Investments, Investments in Affiliated Funds,
     Forward Foreign Currency Contracts, Futures
     Contracts, Foreign Currency Transactions and
     Capital Gain Distributions Received ..............     (48,380,528)   (126,367,084)     (7,675,635)
   Net Unrealized Appreciation (Depreciation) on
     Investments, Investments in Affiliated Funds,
     Forward Foreign Currency Contracts, Futures
     Contracts and Foreign Currency Transactions ......       8,020,907      73,440,796       5,805,185
                                                          -------------   -------------   -------------
       NET ASSETS .....................................   $ 109,140,875   $ 216,502,996   $  28,014,550
                                                          =============   =============   =============
   +  Cost of Investments and Repurchase Agreements ...   $ 100,688,440   $ 144,205,515   $  22,197,650
   ++ Cost of Affiliated Investments ..................   $          --   $          --   $          --
   *  Includes Market Value of Securities on Loan .....   $          --   $          --   $          --

                                                                                             CAPITAL
                                                            SMALL CAP         VALUE          GROWTH
                                                              VALUE         MOMENTUM       ALLOCATION
                                                               FUND           FUND            FUND
                                                          -------------   -------------   -------------
ASSETS: ...............................................   $  77,812,496*  $ 331,556,279   $   3,807,702
   Investments, at Value + ............................      27,748,066              --       1,076,603
   Repurchase Agreements, at Value + ..................              --              --      39,620,849
   Affiliated Investments, at Value ++ ................              --              --              --
   Cash ...............................................              --              --              --
   Foreign Currency ...................................         440,955              --              --
   Receivable for Investments Sold ....................          41,607         179,968          81,160
   Receivable for Fund Shares Sold ....................          49,771         121,211           3,909
   Accrued Income .....................................          25,461          53,735          18,745
   Prepaid Expenses ...................................              --          18,594              --
   Reclaims Receivable ................................           5,440          22,073           3,007
   Deferred Compensation ..............................              --              --              --
   Variation Margin Receivable ........................              --              --           8,625
   Due from Adviser, net ..............................              --              --              --
   Unrealized Appreciation of Foreign Currency
     Contracts (1) ....................................              --              --              --
                                                          -------------   -------------   -------------
     TOTAL ASSETS .....................................     106,123,796     331,951,860      44,620,600
                                                          -------------   -------------   -------------
LIABILITIES:
   Payable Upon Return of Securities Loaned ...........      26,713,762              --              --
   Payable for Investments Purchased ..................         617,812       3,108,358           3,903
   Payable for Fund Shares Redeemed ...................          41,344         240,672          10,143
   Investment Adviser Fees Payable ....................          47,381         162,296              --
   Administration Fees Payable ........................          10,131          41,108           5,601
   Chief Compliance Officer Fees Payable ..............           1,323           1,322           1,323
   Custodian Fees Payable .............................             423           1,717             234
   Audit Fees Payable .................................          15,240          16,008          12,079
   Deferred Compensation Payable ......................           5,440          22,073           3,007
   Shareholder Servicing Fees Payable .................           9,145          40,985           1,111
   Transfer Agent Fees Payable ........................          29,575          48,622          18,107
   Trustees Fees Payable ..............................             269             960             112
   Accrued Distribution Fees ..........................          12,560          20,084          20,752
   Accrued Expenses and Other Payables ................           1,027             663              --
                                                          -------------   -------------   -------------
     TOTAL LIABILITIES ................................      27,505,432       3,704,868          76,372
                                                          -------------   -------------   -------------
       NET ASSETS .....................................   $  78,618,364   $ 328,246,992   $  44,544,228
                                                          =============   =============   =============
NET ASSETS:
   Paid-in Capital (unlimited authorized - no par
     value) ...........................................   $ 108,536,861   $ 273,271,873   $  53,998,059
   Undistributed Net Investment Income/(Accumulated
     Net Investment Loss) .............................         (95,842)        (62,195)        130,808
   Accumulated Net Realized Gain (Loss) on
     Investments, Investments in Affiliated Funds,
     Forward Foreign Currency Contracts, Futures
     Contracts, Foreign Currency Transactions and
     Capital Gain Distributions Received ..............     (34,111,207)       (299,837)    (14,798,904)
   Net Unrealized Appreciation (Depreciation) on
     Investments, Investments in Affiliated Funds,
     Forward Foreign Currency Contracts, Futures
     Contracts and Foreign Currency Transactions ......       4,288,552      55,337,151       5,214,265
                                                          -------------   -------------   -------------
       NET ASSETS .....................................   $  78,618,364   $ 328,246,992   $  44,544,228
                                                          =============   =============   =============
   +  Cost of Investments and Repurchase Agreements ...   $ 101,272,010   $ 276,220,253   $   4,122,728
   ++ Cost of Affiliated Investments ..................   $          --   $          --   $  35,168,161
   *  Includes Market Value of Securities on Loan .....   $  25,967,630   $          --   $          --

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 129

STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2011 (UNAUDITED)

                                                                  INTERNATIONAL      LARGE CAP
                                                                  OPPORTUNITIES       GROWTH
                                                                      FUND             FUND
                                                                 ---------------   ---------------
FIDUCIARY SHARES:
   Net Assets .................................................  $    86,438,423   $    67,316,004
   Shares of beneficial interest outstanding ..................       11,850,732         6,549,551
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) ..  $          7.29   $         10.28
                                                                 ===============   ===============
CLASS A SHARES:
   Net Assets .................................................  $     6,505,296   $    18,069,989
   Shares of beneficial interest outstanding ..................          892,063         1,789,148
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (A) ............  $          7.29   $         10.10
                                                                 ---------------   ---------------
     Maximum Offering Price Per Share (B) .....................  $          7.71   $         10.69
                                                                 ===============   ===============
CLASS B SHARES:
   Net Assets .................................................              N/A   $     2,801,027
   Shares of beneficial interest outstanding ..................              N/A           295,364
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ..............              N/A   $          9.48
                                                                 ===============   ===============
CLASS C SHARES:
   Net Assets .................................................  $     2,401,017   $     3,166,232
   Shares of beneficial interest outstanding ..................          331,950           337,033
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ..............  $          7.23   $          9.39
                                                                 ===============   ===============
CLASS M SHARES:
   Net Assets .................................................  $   149,869,622               N/A
   Shares of beneficial interest outstanding ..................       20,537,880               N/A
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) ..  $          7.30               N/A
                                                                 ===============   ===============

N/A Not Applicable

(A) Fiduciary Class, Class A, and Class M Shares of certain funds have possible redemption and exchange fees (See Note 2 in the notes to financial statements). Class B and Class C Shares have contingent deferred sales charges (See Note 3 in the notes to financial statements).

(B)   The sales load for the class is 5.5%.

The accompanying notes are an integral part of the financial statements.

130 HIGHMARK(R) FUNDS

                                                                                       NYSE ARCA
                                                                    LARGE CAP          TECH 100         SMALL CAP
                                                                      VALUE             INDEX           ADVANTAGE
                                                                       FUND              FUND             FUND
                                                                 ---------------   ---------------   --------------
FIDUCIARY SHARES:
   Net Assets .................................................  $    82,466,764   $     4,098,330   $   27,629,265
   Shares of beneficial interest outstanding ..................        6,985,399           130,025        1,500,832
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) ..  $         11.81   $         31.52   $        18.41
                                                                 ===============   ===============   ==============
CLASS A SHARES:
   Net Assets .................................................  $    22,700,702   $   191,870,475   $      260,860
   Shares of beneficial interest outstanding ..................        1,918,468         6,112,287           14,254
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (A) ............  $         11.83   $         31.39   $        18.30
                                                                 ---------------   ---------------   --------------
     Maximum Offering Price Per Share (B)......................  $         12.52   $         33.22   $        19.37
                                                                 ===============   ===============   ==============
CLASS B SHARES:
   Net Assets .................................................  $     1,098,328   $     9,095,999   $          N/A
   Shares of beneficial interest outstanding ..................           94,583           318,912              N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ..............  $         11.61   $         28.52   $          N/A
                                                                 ===============   ===============   ==============
CLASS C SHARES:
   Net Assets .................................................  $     2,875,081   $    11,438,192   $      124,425
   Shares of beneficial interest outstanding ..................          248,492           393,887            6,940
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ..............  $         11.57   $         29.04   $        17.93
                                                                 ===============   ===============   ==============
CLASS M SHARES:
   Net Assets .................................................              N/A               N/A              N/A
   Shares of beneficial interest outstanding ..................              N/A               N/A              N/A
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) ..              N/A               N/A              N/A
                                                                 ===============   ===============   ==============

                                                                                                        CAPITAL
                                                                    SMALL CAP           VALUE            GROWTH
                                                                      VALUE            MOMENTUM        ALLOCATION
                                                                       FUND              FUND             FUND
                                                                 ---------------   ---------------   --------------
FIDUCIARY SHARES:
   Net Assets .................................................  $    38,389,080   $   246,802,722   $       92,316
   Shares of beneficial interest outstanding ..................        2,794,862        15,422,617            4,350
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) ..  $         13.74   $         16.00   $        21.22
                                                                 ===============   ===============   ==============
CLASS A SHARES:
   Net Assets .................................................  $    33,768,605   $    75,665,607   $   26,386,252
   Shares of beneficial interest outstanding ..................        2,528,298         4,741,026        1,244,386
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (A) ............  $         13.36   $         15.96   $        21.20
                                                                 ---------------   ---------------   --------------
     Maximum Offering Price Per Share (B) .....................  $         14.14   $         16.89   $        22.43
                                                                 ===============   ===============   ==============
CLASS B SHARES:
   Net Assets .................................................  $     1,372,783   $     3,101,471              N/A
   Shares of beneficial interest outstanding ..................          108,334           198,605              N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ..............  $         12.67   $         15.62              N/A
                                                                 ===============   ===============   ==============
CLASS C SHARES:
   Net Assets .................................................  $     5,087,896   $     2,677,192   $   18,065,660
   Shares of beneficial interest outstanding ..................          406,333           172,162          859,747
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ..............  $         12.52   $         15.55   $        21.01
                                                                 ===============   ===============   ==============
CLASS M SHARES:
   Net Assets .................................................              N/A               N/A              N/A
   Shares of beneficial interest outstanding ..................              N/A               N/A              N/A
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) ..              N/A               N/A              N/A
                                                                 ===============   ===============   ==============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 131

STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2011 (UNAUDITED)

                                                                                     DIVERSIFIED       GROWTH &
                                                                                       EQUITY           INCOME
                                                                                     ALLOCATION       ALLOCATION
                                                                                        FUND             FUND
                                                                                   --------------   --------------
ASSETS:
   Investments, at Value + .....................................................   $      803,005   $    4,035,166
   Repurchase Agreements, at Value + ...........................................               --        2,269,977
   Affiliated Investments, at Value ++ .........................................        8,517,003       43,094,316
   Receivable for Investments Sold .............................................               --               --
   Receivable for Fund Shares Sold .............................................            1,264          287,671
   Accrued Income ..............................................................                1            8,733
   Prepaid Expenses ............................................................           18,176           18,706
   Deferred Compensation .......................................................              629            3,347
   Due from Adviser, net .......................................................            6,902            6,644
                                                                                   --------------   --------------
      TOTAL ASSETS .............................................................        9,346,980       49,724,560
                                                                                   --------------   --------------
LIABILITIES:
   Payable for Investments Purchased ...........................................               --            8,719
   Payable for Fund Shares Redeemed ............................................               --           24,508
   Investment Adviser Fees Payable .............................................               --               --
   Administration Fees Payable .................................................            1,171            6,234
   Chief Compliance Officer Fees Payable .......................................            1,324            1,323
   Custodian Fees Payable ......................................................               49              261
   Audit Fees Payable ..........................................................           11,988           12,040
   Deferred Compensation Payable ...............................................              629            3,347
   Shareholder Servicing Fees Payable ..........................................              167            1,247
   Transfer Agent Fees Payable .................................................            4,653           12,579
   Trustees Fees Payable .......................................................               13              112
   Accrued Distribution Fees ...................................................            5,198           22,940
   Accrued Expenses and Other Payables .........................................               --               --
                                                                                   --------------   --------------
      TOTAL LIABILITIES ........................................................           25,192           93,310
                                                                                   --------------   --------------
         NET ASSETS ............................................................   $    9,321,788   $   49,631,250
                                                                                   ==============   ==============
NET ASSETS:
   Paid-in Capital (unlimited authorized - no par value) .......................   $    8,992,723   $   54,922,834
   Undistributed Net Investment Income/(Accumulated Net Investment Loss) .......           43,688          159,030
   Accumulated Net Realized Gain (Loss) on Investments, Investments in
     Affiliated Funds and Capital Gain Distributions Received ..................       (1,494,573)     (12,777,482)
   Net Unrealized Appreciation (Depreciation) on Investments and Investments
     in Affiliated Funds .......................................................        1,779,950        7,326,868
                                                                                   --------------   --------------
         NET ASSETS ............................................................   $    9,321,788   $   49,631,250
                                                                                   ==============   ==============
   +  Cost of Investments and Repurchase Agreements ............................   $      673,517   $    5,590,603
   ++ Cost of Affiliated Investments ...........................................   $    6,866,541   $   36,481,988

      Amounts designated as "-" are either not applicable or less than $1.00.

        The accompanying notes are an integral part of the financial statements.

132 HIGHMARK(R) FUNDS

                                                                                       INCOME                          CALIFORNIA
                                                                                        PLUS                          INTERMEDIATE
                                                                                     ALLOCATION          BOND         TAX-FREE BOND
                                                                                        FUND             FUND             FUND
                                                                                   --------------   --------------   --------------
ASSETS:
   Investments, at Value + .....................................................   $    1,315,443   $  360,006,830   $  210,147,820
   Repurchase Agreements, at Value + ...........................................          979,262               --               --
   Affiliated Investments, at Value ++ .........................................       15,069,084               --               --
   Receivable for Investments Sold .............................................               --        4,188,221               --
   Receivable for Fund Shares Sold .............................................           77,794          533,806          225,645
   Accrued Income ..............................................................            5,563        3,330,015        2,995,497
   Prepaid Expenses ............................................................           16,046           59,151           36,573
   Deferred Compensation .......................................................            1,206           24,712           14,967
   Due from Adviser, net .......................................................            6,337               --               --
                                                                                   --------------   --------------   --------------
      TOTAL ASSETS .............................................................       17,470,735      368,142,735      213,420,502
                                                                                   --------------   --------------   --------------
LIABILITIES:
   Payable for Investments Purchased ...........................................            5,557        5,754,598               --
   Payable for Fund Shares Redeemed ............................................            1,000        1,433,892          107,559
   Investment Adviser Fees Payable .............................................               --          141,009           40,006
   Administration Fees Payable .................................................            2,247           46,024           27,876
   Chief Compliance Officer Fees Payable .......................................            1,323            1,323            1,323
   Custodian Fees Payable ......................................................               94            1,923            1,165
   Audit Fees Payable ..........................................................           12,015           17,454           16,378
   Deferred Compensation Payable ...............................................            1,206           24,712           14,967
   Shareholder Servicing Fees Payable ..........................................              418           20,353            8,476
   Transfer Agent Fees Payable .................................................            4,758           22,452           12,081
   Trustees Fees Payable .......................................................               28            1,000              552
   Accrued Distribution Fees ...................................................            8,701           11,113           30,861
   Accrued Expenses and Other Payables .........................................               --            3,257            2,422
                                                                                   --------------   --------------   --------------
      TOTAL LIABILITIES ........................................................           37,347        7,479,110          263,666
                                                                                   --------------   --------------   --------------
         NET ASSETS ............................................................   $   17,433,388   $  360,663,625   $  213,156,836
                                                                                   ==============   ==============   ==============
NET ASSETS:
   Paid-in Capital (unlimited authorized - no par value) .......................   $   16,358,446   $  342,890,597   $  211,718,510
   Undistributed Net Investment Income/(Accumulated Net Investment Loss) .......           13,789           38,087           42,081
   Accumulated Net Realized Gain (Loss) on Investments, Investments in
     Affiliated Funds and Capital Gain Distributions Received ..................         (487,134)       3,793,689           (4,271)
   Net Unrealized Appreciation (Depreciation) on Investments and Investments
     in Affiliated Funds .......................................................        1,548,287       13,941,252        1,400,516
                                                                                   --------------   --------------   --------------
         NET ASSETS ............................................................   $   17,433,388   $  360,663,625   $  213,156,836
                                                                                   ==============   ==============   ==============
   +  Cost of Investments and Repurchase Agreements ............................   $    2,092,701   $  346,065,578   $  208,747,303
   ++ Cost of Affiliated Investments ...........................................   $   13,722,801   $           --   $           --

                                                                                      NATIONAL
                                                                                    INTERMEDIATE      SHORT TERM        WISCONSIN
                                                                                    TAX-FREE BOND        BOND          TAX-EXEMPT
                                                                                        FUND             FUND             FUND
                                                                                   --------------   --------------   --------------
ASSETS:
   Investments, at Value + .....................................................   $  106,144,602   $  133,920,217   $  145,966,360
   Repurchase Agreements, at Value + ...........................................               --               --               --
   Affiliated Investments, at Value ++ .........................................               --               --               --
   Receivable for Investments Sold .............................................               --        1,175,808          387,613
   Receivable for Fund Shares Sold .............................................               --          340,117          100,000
   Accrued Income ..............................................................        1,334,886        1,289,158        2,008,505
   Prepaid Expenses ............................................................           30,316           36,515           20,482
   Deferred Compensation .......................................................            7,510            9,245           10,171
   Due from Adviser, net .......................................................               --               --               --
                                                                                   --------------   --------------   --------------
      TOTAL ASSETS .............................................................      107,517,314      136,771,060      148,493,131
                                                                                   --------------   --------------   --------------
LIABILITIES:
   Payable for Investments Purchased ...........................................               --        1,152,256          220,900
   Payable for Fund Shares Redeemed ............................................           59,207           83,537           39,208
   Investment Adviser Fees Payable .............................................           12,930           37,347           35,266
   Administration Fees Payable .................................................           13,988           17,217           18,943
   Chief Compliance Officer Fees Payable .......................................            1,323            1,323            1,311
   Custodian Fees Payable ......................................................              584              719              791
   Audit Fees Payable ..........................................................           16,025           16,837           16,284
   Deferred Compensation Payable ...............................................            7,510            9,245           10,171
   Shareholder Servicing Fees Payable ..........................................            4,518            2,842            6,299
   Transfer Agent Fees Payable .................................................            6,815            9,763           19,964
   Trustees Fees Payable .......................................................              311              159              499
   Accrued Distribution Fees ...................................................            7,493           20,021           37,293
   Accrued Expenses and Other Payables .........................................            1,529            3,389            2,763
                                                                                   --------------   --------------   --------------
      TOTAL LIABILITIES ........................................................          132,233        1,354,655          409,692
                                                                                   --------------   --------------   --------------
         NET ASSETS ............................................................   $  107,385,081   $  135,416,405   $  148,083,439
                                                                                   ==============   ==============   ==============
NET ASSETS:
   Paid-in Capital (unlimited authorized - no par value) .......................   $  105,423,685   $  134,242,786   $  150,901,078
   Undistributed Net Investment Income/(Accumulated Net Investment Loss) .......            1,725         (188,304)          60,176
   Accumulated Net Realized Gain (Loss) on Investments, Investments in
     Affiliated Funds and Capital Gain Distributions Received ..................             (874)        (181,654)         (34,987)
   Net Unrealized Appreciation (Depreciation) on Investments and Investments
     in Affiliated Funds .......................................................        1,960,545        1,543,577       (2,842,828)
                                                                                   --------------   --------------   --------------
         NET ASSETS ............................................................   $  107,385,081   $  135,416,405   $  148,083,439
                                                                                   ==============   ==============   ==============
   +  Cost of Investments and Repurchase Agreements ............................   $  104,184,057   $  132,376,640   $  148,809,188
   ++ Cost of Affiliated Investments ...........................................   $           --   $           --   $           --

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 133

STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2011 (UNAUDITED)

                                                                                     DIVERSIFIED       GROWTH &
                                                                                       EQUITY           INCOME
                                                                                     ALLOCATION       ALLOCATION
                                                                                        FUND             FUND
                                                                                   --------------   --------------
FIDUCIARY SHARES:
   Net Assets ..................................................................   $      576,058   $      159,473
   Shares of beneficial interest outstanding ...................................           30,417            7,386
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) ...................   $        18.94   $        21.59
                                                                                   ==============   ==============
CLASS A SHARES:
   Net Assets ..................................................................   $    3,377,673   $   29,660,307
   Shares of beneficial interest outstanding ...................................          178,991        1,378,712
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (A) .............................   $        18.87   $        21.51
                                                                                   --------------   --------------

      Maximum Offering Price Per Share (B) .....................................   $        19.97   $        22.76
                                                                                   ==============   ==============
CLASS B SHARES:
   Net Assets ..................................................................              N/A              N/A
   Shares of beneficial interest outstanding ...................................              N/A              N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ...............................              N/A              N/A
                                                                                   ==============   ==============
CLASS C SHARES:
   Net Assets ..................................................................   $    5,368,057   $   19,811,470
   Shares of beneficial interest outstanding ...................................          290,106          926,205
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ...............................   $        18.50   $        21.39
                                                                                   ==============   ==============

N/A Not Applicable

(A) Fiduciary Class and Class A Shares of certain funds have possible redemption and exchange fees (See Note 2 in the notes to financial statements). Class B and Class C Shares have contingent deferred sales charges (See Note 3 in the notes to financial statements).

(B) The sales load for the Diversified Equity Allocation Fund and Growth & Income Allocation Fund is 5.5%. The sales load for the Income Plus Allocation Fund is 4.50%. The sales load for the Bond Fund, California Intermediate Tax-Free Bond Fund, National Intermediate Tax-Free Bond Fund, Short Term Bond Fund and Wisconsin Tax-Exempt Fund is 2.25%.

        The accompanying notes are an integral part of the financial statements.

134 HIGHMARK(R) FUNDS

                                                                                       INCOME                          CALIFORNIA
                                                                                        PLUS                          INTERMEDIATE
                                                                                     ALLOCATION          BOND         TAX-FREE BOND
                                                                                        FUND             FUND             FUND
                                                                                   --------------   --------------   --------------
FIDUCIARY SHARES:
   Net Assets ..................................................................   $      241,421   $  324,476,069   $  116,337,639
   Shares of beneficial interest outstanding ...................................           11,462       28,921,211       11,718,242
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) ...................   $        21.06   $        11.22   $         9.93
                                                                                   ==============   ==============   ==============
CLASS A SHARES:
   Net Assets ..................................................................   $    9,224,398   $   28,551,655   $   75,583,477
   Shares of beneficial interest outstanding ...................................          437,935        2,586,020        7,651,537
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (A) .............................   $        21.06   $        11.04   $         9.88
                                                                                   --------------   --------------   --------------

      Maximum Offering Price Per Share (B) .....................................   $        22.05   $        11.29   $        10.11
                                                                                   ==============   ==============   ==============
CLASS B SHARES:
   Net Assets ..................................................................              N/A   $    1,145,496   $      357,564
   Shares of beneficial interest outstanding ...................................              N/A          104,195           36,186
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ...............................              N/A   $        10.99   $         9.88
                                                                                   ==============   ==============   ==============
CLASS C SHARES:
   Net Assets ..................................................................   $    7,967,569   $    6,490,405   $   20,878,156
   Shares of beneficial interest outstanding ...................................          380,982          590,801        2,120,536
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ...............................   $        20.91   $        10.99   $         9.85
                                                                                   ==============   ==============   ==============

                                                                                      NATIONAL
                                                                                    INTERMEDIATE      SHORT TERM        WISCONSIN
                                                                                    TAX-FREE BOND        BOND          TAX-EXEMPT
                                                                                        FUND             FUND             FUND
                                                                                   --------------   --------------   --------------
FIDUCIARY SHARES:
   Net Assets ..................................................................   $   80,244,724   $   87,579,825   $      132,206
   Shares of beneficial interest outstanding ...................................        7,201,122        8,688,825           13,180
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) ...................   $        11.14   $        10.08   $        10.03
                                                                                   ==============   ==============   ==============
CLASS A SHARES:
   Net Assets ..................................................................   $   23,350,053   $   25,078,412   $  134,736,642
   Shares of beneficial interest outstanding ...................................        2,096,499        2,491,501       13,430,462
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (A) .............................   $        11.14   $        10.07   $        10.03
                                                                                   --------------   --------------   --------------

      Maximum Offering Price Per Share (B) .....................................   $        11.40   $        10.30   $        10.26
                                                                                   ==============   ==============   ==============
CLASS B SHARES:
   Net Assets ..................................................................              N/A              N/A   $    2,481,264
   Shares of beneficial interest outstanding ...................................              N/A              N/A          247,614
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ...............................              N/A              N/A   $        10.02
                                                                                   ==============   ==============   ==============
CLASS C SHARES:
   Net Assets ..................................................................   $    3,790,304   $   22,758,168   $   10,733,327
   Shares of beneficial interest outstanding ...................................          339,984        2,234,600        1,071,310
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ...............................   $        11.15   $        10.18   $        10.02
                                                                                   ==============   ==============   ==============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 135

STATEMENTS OF OPERATIONS
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2011 (UNAUDITED)

                                                                                                  COGNITIVE
                                                                                 BALANCED           VALUE
                                                                                   FUND             FUND
                                                                              --------------   --------------
Interest Income ............................................................  $      155,040   $        1,305
Dividend Income ............................................................         129,624          916,045
Less: Foreign Taxes Withheld ...............................................            (365)          (1,338)
                                                                              --------------   --------------
      Total Investment Income ..............................................         284,299          916,012
                                                                              --------------   --------------
Expenses:
   Investment Adviser Fees .................................................          75,180          313,393
   Shareholder Servicing Fees Fiduciary Shares .............................          22,639            3,413
   Shareholder Servicing Fees Class A Shares ...............................           7,348              943
   Shareholder Servicing Fees Class B Shares ...............................             527               --
   Administration Fees .....................................................          18,780           62,627
   Custodian Fees ..........................................................             783            2,618
   Trustees Fees ...........................................................             786            2,418
   Chief Compliance Officer Fees ...........................................           3,300            3,301
   Distribution Fees Class A Shares ........................................           7,348              943
   Distribution Fees Class B Shares ........................................           1,581               --
   Distribution Fees Class C Shares ........................................           3,244            2,713
   Registration Fees .......................................................          23,642           19,601
   Transfer Agent Fees .....................................................           9,888           12,400
   Printing Fees ...........................................................           2,251            6,999
   Audit Fees ..............................................................          13,056           12,109
   Legal Fees ..............................................................           1,267            3,900
   Miscellaneous Fees ......................................................          12,853           11,890
                                                                              --------------   --------------
      Total Expenses .......................................................         204,473          459,268
                                                                              --------------   --------------
Less: Waivers and Reimbursements
      Investment Adviser Fee Waiver ........................................         (56,534)          (4,148)
      Shareholder Servicing Fee Waiver - Fiduciary Shares ..................          (9,055)          (1,774)
      Shareholder Servicing Fee Waiver - Class A Shares ....................          (2,939)            (377)
      Reimbursement of Expenses by Adviser .................................              --               --
                                                                              --------------   --------------
Total Waivers and Reimbursements ...........................................         (68,528)          (6,299)
                                                                              --------------   --------------
Total Net Expenses .........................................................         135,945          452,969
                                                                              --------------   --------------
Net Investment Income (Loss) ...............................................         148,354          463,043
                                                                              --------------   --------------
Net Realized Gain on Investments ...........................................         592,124        8,931,729
Net Realized Gain on Futures Contracts (1) .................................              --               --
Change in Unrealized Appreciation (Depreciation) on Investments ............       2,035,169        5,975,668
Change in Unrealized Appreciation (Depreciation) on Futures Contracts (1) ..              --               --
                                                                              --------------   --------------
Net Realized and Unrealized Gain on Investments ............................       2,627,293       14,907,397
                                                                              --------------   --------------
Increase in Net Assets Resulting from Operations ...........................  $    2,775,647   $   15,370,440
                                                                              ==============   ==============

Amounts designated as "-" are either not applicable or less than $1.00.

(1)   The primary risk exposure is equity contracts (see Note 2).

        The accompanying notes are an integral part of the financial statements.

136 HIGHMARK(R) FUNDS

                                                                                   CORE           ENHANCED           EQUITY
                                                                                  EQUITY           GROWTH            INCOME
                                                                                   FUND             FUND              FUND
                                                                              --------------   --------------   ---------------
Interest Income ............................................................  $        1,350   $        1,115   $            --
Dividend Income ............................................................         681,425          346,577           273,857
Less: Foreign Taxes Withheld ...............................................              --           (2,198)             (948)
                                                                              --------------   --------------   ---------------
     Total Investment Income ...............................................         682,775          345,494           272,909
                                                                              --------------   --------------   ---------------
Expenses:
   Investment Adviser Fees .................................................         184,811          312,636            39,089
   Shareholder Servicing Fees Fiduciary Shares .............................          72,320            2,223               537
   Shareholder Servicing Fees Class A Shares ...............................           3,471            2,489            12,103
   Shareholder Servicing Fees Class B Shares ...............................             554               --             2,310
   Administration Fees .....................................................          46,166           62,474            10,652
   Custodian Fees ..........................................................           1,932            2,605               469
   Trustees Fees ...........................................................           1,927            2,335               447
   Chief Compliance Officer Fees ...........................................           3,300            3,300             3,289
   Distribution Fees Class A Shares ........................................           3,471            2,489            12,103
   Distribution Fees Class B Shares ........................................           1,663               --             6,929
   Distribution Fees Class C Shares ........................................           2,636            1,048            11,271
   Registration Fees .......................................................          21,099           20,145            23,253
   Transfer Agent Fees .....................................................          10,258           13,133            18,528
   Printing Fees ...........................................................           5,508            6,795             1,309
   Audit Fees ..............................................................          12,050           12,096            11,892
   Legal Fees ..............................................................           3,087            3,764               716
   Miscellaneous Fees ......................................................           9,533           10,214             7,403
                                                                              --------------   --------------   ---------------
     Total Expenses ........................................................         383,786          457,746           162,300
                                                                              --------------   --------------   ---------------
Less: Waivers and Reimbursements
     Investment Adviser Fee Waiver .........................................         (37,855)         (11,808)          (39,089)
     Shareholder Servicing Fee Waiver - Fiduciary Shares ...................         (40,377)          (1,852)             (215)
     Shareholder Servicing Fee Waiver - Class A Shares .....................          (1,389)            (995)           (4,841)
     Reimbursement of Expenses by Adviser ..................................              --               --           (24,656)
                                                                              --------------   --------------   ---------------
Total Waivers and Reimbursements ...........................................         (79,621)         (14,655)          (68,801)
                                                                              --------------   --------------   ---------------
Total Net Expenses .........................................................         304,165          443,091            93,499
                                                                              --------------   --------------   ---------------
Net Investment Income (Loss) ...............................................         378,610         (97,597)           179,410
                                                                              --------------   --------------   ---------------
Net Realized Gain on Investments ...........................................         719,103          810,454           542,611
Net Realized Gain on Futures Contracts (1) .................................         266,522               --            63,434
Change in Unrealized Appreciation (Depreciation) on Investments ............       8,586,402       16,784,873         1,430,269
Change in Unrealized Appreciation (Depreciation) on Futures Contracts (1) ..          (4,742)              --            11,128
                                                                              --------------   --------------   ---------------
Net Realized and Unrealized Gain on Investments ............................       9,567,285       17,595,327         2,047,442
                                                                              --------------   --------------   ---------------
Increase in Net Assets Resulting from Operations ...........................  $    9,945,895   $   17,497,730   $     2,226,852
                                                                              ==============   ==============   ===============

                                                                                                   GENEVA            GENEVA
                                                                                FUNDAMENTAL        MID CAP         SMALL CAP
                                                                                  EQUITY           GROWTH            GROWTH
                                                                                   FUND             FUND              FUND
                                                                              --------------   --------------   ---------------
Interest Income ............................................................  $           --   $           --   $            --
Dividend Income ............................................................         133,135          712,460            26,937
Less: Foreign Taxes Withheld ...............................................            (361)              --                --
                                                                              --------------   --------------   ---------------
     Total Investment Income ...............................................         132,774          712,460            26,937
                                                                              --------------   --------------   ---------------
Expenses:
   Investment Adviser Fees .................................................          53,724          959,221            63,681
   Shareholder Servicing Fees Fiduciary Shares .............................          22,358           43,535            10,316
   Shareholder Servicing Fees Class A Shares ...............................              10          242,096             5,121
   Shareholder Servicing Fees Class B Shares ...............................              --            7,919                --
   Administration Fees .....................................................          13,420          192,436             9,544
   Custodian Fees ..........................................................             560            8,025               398
   Trustees Fees ...........................................................             521            7,430               341
   Chief Compliance Officer Fees ...........................................           3,299            3,289             3,285
   Distribution Fees Class A Shares ........................................              10          242,096             5,121
   Distribution Fees Class B Shares ........................................              --           23,758                --
   Distribution Fees Class C Shares ........................................              70          109,787             1,935
   Registration Fees .......................................................          18,105           29,188            16,347
   Transfer Agent Fees .....................................................           3,773          112,782             4,106
   Printing Fees ...........................................................           1,496           21,362               973
   Audit Fees ..............................................................          11,874           12,838            11,830
   Legal Fees ..............................................................             838           11,955               551
   Miscellaneous Fees ......................................................           8,013            9,921             7,254
                                                                              --------------   --------------   ---------------
     Total Expenses ........................................................         138,071        2,037,638           140,803
                                                                              --------------   --------------   ---------------
Less: Waivers and Reimbursements
     Investment Adviser Fee Waiver .........................................         (42,202)        (110,136)          (40,620)
     Shareholder Servicing Fee Waiver - Fiduciary Shares ...................         (15,913)         (18,717)           (5,162)
     Shareholder Servicing Fee Waiver - Class A Shares .....................              (4)         (96,839)           (2,049)
     Reimbursement of Expenses by Adviser ..................................              --               --                --
                                                                              --------------   --------------   ---------------
Total Waivers and Reimbursements ...........................................         (58,119)        (225,692)          (47,831)
                                                                              --------------   --------------   ---------------
Total Net Expenses .........................................................          79,952        1,811,946            92,972
                                                                              --------------   --------------   ---------------
Net Investment Income (Loss) ...............................................          52,822       (1,099,486)          (66,035)
                                                                              --------------   --------------   ---------------
Net Realized Gain on Investments ...........................................         181,105        6,449,017           496,609
Net Realized Gain on Futures Contracts (1) .................................              --               --                --
Change in Unrealized Appreciation (Depreciation) on Investments ............       2,597,256       46,676,666         2,429,000
Change in Unrealized Appreciation (Depreciation) on Futures Contracts (1) ..              --               --                --
                                                                              --------------   --------------   ---------------
Net Realized and Unrealized Gain on Investments ............................       2,778,361       53,125,683         2,925,609
                                                                              --------------   --------------   ---------------
Increase in Net Assets Resulting from Operations ...........................  $    2,831,183   $   52,026,197   $     2,859,574
                                                                              ==============   ==============   ===============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 137

STATEMENTS OF OPERATIONS
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2011 (UNAUDITED)

                                                                                         INTERNATIONAL     LARGE CAP
                                                                                         OPPORTUNITIES      GROWTH
                                                                                             FUND            FUND
                                                                                         -------------   ------------
Interest Income ......................................................................   $       3,077   $         --
Income from Investments in Affiliated Funds ..........................................              --             --
Securities Lending Income ............................................................          51,558             --
Dividend Income ......................................................................       2,000,976        562,799
Less: Foreign Taxes Withheld .........................................................        (124,680)          (648)
                                                                                         -------------   ------------
     Total Investment Income .........................................................       1,930,931        562,151
                                                                                         -------------   ------------
Expenses:
   Investment Adviser Fees ...........................................................       1,122,452        269,185
   Shareholder Servicing Fees Fiduciary Shares .......................................         104,502         81,057
   Shareholder Servicing Fees Class A Shares .........................................           8,690         23,398
   Shareholder Servicing Fees Class B Shares .........................................              --          3,766
   Administration Fees ...............................................................         177,087         67,243
   Custodian Fees ....................................................................          50,190          2,910
   Trustees Fees .....................................................................           7,168          2,784
   Chief Compliance Officer Fees .....................................................           3,300          3,300
   Distribution Fees Class A Shares ..................................................           8,690         23,398
   Distribution Fees Class B Shares ..................................................              --         11,299
   Distribution Fees Class C Shares ..................................................          11,086         15,755
   Registration Fees .................................................................          21,968         23,806
   License Fees ......................................................................              --             --
   Transfer Agent Fees ...............................................................          30,669         40,331
   Printing Fees .....................................................................          20,966          8,068
   Audit Fees ........................................................................          21,632         12,176
   Legal Fees ........................................................................          11,628          4,482
   Miscellaneous Fees ................................................................          36,699          9,484
                                                                                         -------------   ------------
     Total Expenses ..................................................................       1,636,727        602,442
                                                                                         -------------   ------------
Less: Waivers and Reimbursements
     Investment Adviser Fee Waiver ...................................................              --        (53,346)
     Shareholder Servicing Fee Waiver - Fiduciary Shares .............................         (30,549)       (37,260)
     Shareholder Servicing Fee Waiver - Class A Shares ...............................          (5,342)        (9,359)
     Reimbursement of Expenses by Adviser ............................................              --             --
                                                                                         -------------   ------------
Total Waivers and Reimbursements .....................................................         (35,891)       (99,965)
                                                                                         -------------   ------------
Total Net Expenses ...................................................................       1,600,836        502,477
                                                                                         -------------   ------------
Net Investment Income (Loss) .........................................................         330,095         59,674
                                                                                         -------------   ------------
Net Realized Gain (Loss) on Investments ..............................................      15,863,762      1,902,534
Net Realized Gain (Loss) on Investments in Affiliated Funds ..........................              --             --
Net Realized Gain on Foreign Currency Contracts (1) ..................................         323,600             --
Net Realized Gain (Loss) on Foreign Currency Transactions ............................        (209,769)            --
Net Realized Gain on Futures Contracts (2) ...........................................              --             --
Capital Gain Distributions Received from Affiliated Funds ............................              --             --
Change in Unrealized Appreciation (Depreciation) on Investments ......................      21,579,648     12,754,688
Change in Unrealized Appreciation (Depreciation) on Investments in Affiliated Funds ..              --             --
Change in Unrealized Appreciation (Depreciation) on Foreign Currency Transactions ....         (12,258)            --
Change in Unrealized Appreciation (Depreciation) on Foreign Currency Contracts (1) ...        (324,815)            --
Change in Unrealized Appreciation (Depreciation) on Futures Contracts (2) ............              --             --
                                                                                         -------------   ------------
Net Realized and Unrealized Gain on Investments ......................................      37,220,168     14,657,222
                                                                                         -------------   ------------
Increase in Net Assets Resulting from Operations .....................................   $  37,550,263   $ 14,716,896
                                                                                         =============   ============

Amounts designated as "-" are either not applicable or less than $1.00.

(1)   The primary risk exposure is foreign exchange contracts (see Note 2).

(2)   The primary risk exposure is equity contracts (see Note 2).

The accompanying notes are an integral part of the financial statements.

138 HIGHMARK(R) FUNDS

                                                                                                          NYSE ARCA
                                                                                           LARGE CAP      TECH 100      SMALL CAP
                                                                                             VALUE         INDEX        ADVANTAGE
                                                                                             FUND           FUND          FUND
                                                                                         ------------   ------------   -----------
Interest Income ......................................................................   $        924   $         --   $       430
Income from Investments in Affiliated Funds ..........................................             --             --            --
Securities Lending Income ............................................................             --             --            --
Dividend Income ......................................................................      1,121,924        929,236       161,282
Less: Foreign Taxes Withheld .........................................................        (20,248)        (9,011)           --
                                                                                         ------------   ------------   -----------
     Total Investment Income .........................................................      1,102,600        920,225       161,712
                                                                                         ------------   ------------   -----------
Expenses:
   Investment Adviser Fees ...........................................................        346,055        351,796       122,333
   Shareholder Servicing Fees Fiduciary Shares .......................................        110,867          1,842        31,735
   Shareholder Servicing Fees Class A Shares .........................................         28,162        223,604           339
   Shareholder Servicing Fees Class B Shares .........................................          1,421         12,035            --
   Administration Fees ...............................................................         86,447        150,569        19,300
   Custodian Fees ....................................................................          7,246          6,806           805
   Trustees Fees .....................................................................          3,942          6,039           780
   Chief Compliance Officer Fees .....................................................          3,301          3,289         3,300
   Distribution Fees Class A Shares ..................................................         28,162        223,604           339
   Distribution Fees Class B Shares ..................................................          4,263         36,104            --
   Distribution Fees Class C Shares ..................................................         14,956         54,694           478
   Registration Fees .................................................................         23,462         24,857        19,024
   License Fees ......................................................................             --         40,185            --
   Transfer Agent Fees ...............................................................         41,464        150,068         4,416
   Printing Fees .....................................................................         11,288         17,511         2,233
   Audit Fees ........................................................................         12,317         12,657        11,908
   Legal Fees ........................................................................          6,230          9,717         1,248
   Miscellaneous Fees ................................................................         11,688         10,650         9,903
                                                                                         ------------   ------------   -----------
     Total Expenses ..................................................................        741,271      1,336,027       228,141
                                                                                         ------------   ------------   -----------
Less: Waivers and Reimbursements
     Investment Adviser Fee Waiver ...................................................        (63,175)      (101,006)      (38,150)
     Shareholder Servicing Fee Waiver - Fiduciary Shares .............................        (55,584)        (1,312)      (20,231)
     Shareholder Servicing Fee Waiver - Class A Shares ...............................        (11,265)       (89,442)         (135)
     Reimbursement of Expenses by Adviser                                                          --             --            --
                                                                                         ------------   ------------   -----------
Total Waivers and Reimbursements .....................................................       (130,024)      (191,760)      (58,516)
                                                                                         ------------   ------------   -----------
Total Net Expenses ...................................................................        611,247      1,144,267       169,625
                                                                                         ------------   ------------   -----------
Net Investment Income (Loss) .........................................................        491,353       (224,042)       (7,913)
                                                                                         ------------   ------------   -----------
Net Realized Gain (Loss) on Investments ..............................................       (995,823)     5,816,312     2,588,184
Net Realized Gain (Loss) on Investments in Affiliated Funds ..........................             --             --            --
Net Realized Gain on Foreign Currency Contracts (1) ..................................             --             --            --
Net Realized Gain (Loss) on Foreign Currency Transactions ............................          2,350             --            --
Net Realized Gain on Futures Contracts (2) ...........................................             --        349,358        82,357
Capital Gain Distributions Received from Affiliated Funds ............................             --             --            --
Change in Unrealized Appreciation (Depreciation) on Investments ......................     17,764,462     34,097,077     3,420,949
Change in Unrealized Appreciation (Depreciation) on Investments in Affiliated Funds ..             --             --            --
Change in Unrealized Appreciation (Depreciation) on Foreign Currency Transactions ....             --             --            --
Change in Unrealized Appreciation (Depreciation) on Foreign Currency Contracts (1) ...             --             --            --
Change in Unrealized Appreciation (Depreciation) on Futures Contracts (2) ............             --            358        14,395
                                                                                         ------------   ------------   -----------
Net Realized and Unrealized Gain on Investments ......................................     16,770,989     40,263,105     6,105,885
                                                                                         ------------   ------------   -----------
Increase in Net Assets Resulting from Operations .....................................   $ 17,262,342   $ 40,039,063   $ 6,097,972
                                                                                         ============   ============   ===========

                                                                                                                         CAPITAL
                                                                                           SMALL CAP        VALUE         GROWTH
                                                                                             VALUE        MOMENTUM      ALLOCATION
                                                                                             FUND           FUND           FUND
                                                                                         ------------   ------------   -----------
Interest Income ......................................................................   $        640   $         --   $       467
Income from Investments in Affiliated Funds ..........................................             --             --       396,231
Securities Lending Income ............................................................          9,797             --            --
Dividend Income ......................................................................      1,013,485      3,220,654        53,009
Less: Foreign Taxes Withheld .........................................................           (418)       (11,827)           --
                                                                                         ------------   ------------   -----------
     Total Investment Income .........................................................      1,023,504      3,208,827       449,707
                                                                                         ------------   ------------   -----------
Expenses:
   Investment Adviser Fees ...........................................................        371,304        936,426        36,746
   Shareholder Servicing Fees Fiduciary Shares .......................................         44,649        292,145           168
   Shareholder Servicing Fees Class A Shares .........................................         40,328         90,825        31,204
   Shareholder Servicing Fees Class B Shares .........................................          1,851          4,027            --
   Administration Fees ...............................................................         55,650        233,919        31,471
   Custodian Fees ....................................................................          2,321         10,107         1,312
   Trustees Fees .....................................................................          2,227          9,854         1,296
   Chief Compliance Officer Fees .....................................................          3,300          3,299         3,301
   Distribution Fees Class A Shares ..................................................         40,328         90,825        31,204
   Distribution Fees Class B Shares ..................................................          5,551         12,082            --
   Distribution Fees Class C Shares ..................................................         23,993         12,718        84,488
   Registration Fees .................................................................         23,721         23,801        19,570
   License Fees ......................................................................             --             --            --
   Transfer Agent Fees ...............................................................         42,179         83,696        31,114
   Printing Fees .....................................................................          6,448         28,313         3,737
   Audit Fees ........................................................................         12,086         13,100         8,818
   Legal Fees ........................................................................          3,584         15,826         2,087
   Miscellaneous Fees ................................................................         11,242         14,364         6,627
                                                                                         ------------   ------------   -----------
     Total Expenses ..................................................................        690,762      1,875,327       293,143
                                                                                         ------------   ------------   -----------
Less: Waivers and Reimbursements
     Investment Adviser Fee Waiver ...................................................       (124,841)       (14,959)      (36,746)
     Shareholder Servicing Fee Waiver - Fiduciary Shares .............................        (20,455)      (118,837)         (135)
     Shareholder Servicing Fee Waiver - Class A Shares ...............................        (16,131)       (36,330)      (24,963)
     Reimbursement of Expenses by Adviser ............................................             --             --       (51,588)
                                                                                         ------------   ------------   -----------
Total Waivers and Reimbursements .....................................................       (161,427)      (170,126)     (113,432)
                                                                                         ------------   ------------   -----------
Total Net Expenses ...................................................................        529,335      1,705,201       179,711
                                                                                         ------------   ------------   -----------
Net Investment Income (Loss) .........................................................        494,169      1,503,626       269,996
                                                                                         ------------   ------------   -----------
Net Realized Gain (Loss) on Investments ..............................................        793,661     17,286,140       266,042
Net Realized Gain (Loss) on Investments in Affiliated Funds ..........................             --             --      (913,634)
Net Realized Gain on Foreign Currency Contracts (1) ..................................             --             --            --
Net Realized Gain (Loss) on Foreign Currency Transactions ............................             --           (434)           --
Net Realized Gain on Futures Contracts (2) ...........................................             --             --            --
Capital Gain Distributions Received from Affiliated Funds ............................             --             --        24,493
Change in Unrealized Appreciation (Depreciation) on Investments ......................     11,174,918     35,031,780       195,402
Change in Unrealized Appreciation (Depreciation) on Investments in Affiliated Funds ..             --             --     6,653,124
Change in Unrealized Appreciation (Depreciation) on Foreign Currency Transactions ....             --          1,021            --
Change in Unrealized Appreciation (Depreciation) on Foreign Currency Contracts (1) ...             --             --            --
Change in Unrealized Appreciation (Depreciation) on Futures Contracts (2) ............             --             --            --
                                                                                         ------------   ------------   -----------
Net Realized and Unrealized Gain on Investments ......................................     11,968,579     52,318,507     6,225,427
                                                                                         ------------   ------------   -----------
Increase in Net Assets Resulting from Operations .....................................   $ 12,462,748   $ 53,822,133   $ 6,495,423
                                                                                         ============   ============   ===========

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 139

STATEMENTS OF OPERATIONS
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2011 (UNAUDITED)

                                                                                            DIVERSIFIED      GROWTH &
                                                                                               EQUITY         INCOME
                                                                                             ALLOCATION     ALLOCATION
                                                                                                FUND           FUND
                                                                                            ------------   ------------
   Interest Income ......................................................................   $         --   $      1,160
   Income from Investments in Affiliated Funds ..........................................         76,519        471,155
   Dividend Income ......................................................................          7,122         76,939
                                                                                            ------------   ------------
         Total Investment Income ........................................................         83,641        549,254
                                                                                            ------------   ------------
   Expenses:
      Investment Adviser Fees ...........................................................          7,236         40,173
      Shareholder Servicing Fees Fiduciary Shares .......................................            710            154
      Shareholder Servicing Fees Class A Shares .........................................          3,603         34,354
      Shareholder Servicing Fees Class B Shares .........................................             --             --
      Administration Fees ...............................................................          6,197         34,406
      Custodian Fees ....................................................................            279          1,435
      Trustees Fees .....................................................................            251          1,410
      Chief Compliance Officer Fees .....................................................          3,302          3,300
      Distribution Fees Class A Shares ..................................................          3,603         34,354
      Distribution Fees Class B Shares ..................................................             --             --
      Distribution Fees Class C Shares ..................................................         24,098         91,527
      Registration Fees .................................................................         19,208         18,789
      Transfer Agent Fees ...............................................................          7,505         22,031
      Printing Fees .....................................................................            711          4,054
      Audit Fees ........................................................................          8,693          8,780
      Legal Fees ........................................................................            402          2,269
      Miscellaneous Fees ................................................................          5,873          6,659
                                                                                            ------------   ------------
         Total Expenses .................................................................         91,671        303,695
                                                                                            ------------   ------------
   Less: Waivers and Reimbursements
         Investment Adviser Fee Waiver ..................................................         (7,236)       (40,173)
         Shareholder Servicing Fee Waiver - Fiduciary Shares ............................           (568)          (124)
         Shareholder Servicing Fee Waiver - Class A Shares ..............................         (2,882)       (27,483)
         Reimbursement of Expenses by Adviser ...........................................        (41,050)       (40,004)
                                                                                            ------------   ------------
Total Waivers and Reimbursements ........................................................        (51,736)      (107,784)
                                                                                            ------------   ------------
Total Net Expenses ......................................................................         39,935        195,911
                                                                                            ------------   ------------
Net Investment Income ...................................................................         43,706        353,343
                                                                                            ------------   ------------
Net Realized Gain (Loss) on Investments .................................................         94,717        290,124
Net Realized Gain on Investments in Affiliated Funds ....................................        260,454        402,501
Capital Gain Distributions Received from Affiliated Funds ...............................          5,318         53,838
Change in Unrealized Appreciation (Depreciation) on Investments .........................          7,501        126,844
Change in Unrealized Appreciation (Depreciation) on Investments in Affiliated Funds .....        947,686      4,452,027
                                                                                            ------------   ------------
Net Realized and Unrealized Gain (Loss) on Investments ..................................      1,315,676      5,325,334
                                                                                            ------------   ------------
Increase (Decrease) in Net Assets Resulting from Operations .............................   $  1,359,382   $  5,678,677
                                                                                            ============   ============

Amounts designated as "-" are either not applicable or less than $1.00.

        The accompanying notes are an integral part of the financial statements.

140 HIGHMARK(R) FUNDS

                                                     INCOME                   CALIFORNIA      NATIONAL
                                                      PLUS                   INTERMEDIATE   INTERMEDIATE  SHORT TERM   WISCONSIN
                                                   ALLOCATION      BOND     TAX-FREE BOND  TAX-FREE BOND     BOND      TAX-EXEMPT
                                                      FUND         FUND         FUND            FUND         FUND         FUND
                                                   ----------  -----------  -------------  -------------  ----------  -----------
   Interest Income ..............................  $      566  $ 8,469,505  $   3,535,428  $   1,832,511  $1,862,142  $ 3,482,391
   Income from Investments in Affiliated Funds ..     188,615           --             --             --          --           --
   Dividend Income ..............................      38,883        6,825          4,173          1,334       3,417          446
                                                   ----------  -----------  -------------  -------------  ----------  -----------
         Total Investment Income ................     228,064    8,476,330      3,539,601      1,833,845   1,865,559    3,482,837
                                                   ----------  -----------  -------------  -------------  ----------  -----------
   Expenses:
      Investment Adviser Fees ...................      14,868      929,932        560,048        280,150     256,041      398,844
      Shareholder Servicing Fees Fiduciary
         Shares .................................         298      417,643        148,619        105,299     100,830          125
      Shareholder Servicing Fees Class A
         Shares .................................      12,149       38,168        106,877         30,362      32,008      182,177
      Shareholder Servicing Fees Class B
         Shares .................................          --        1,566            576             --          --        3,474
      Administration Fees .......................      12,734      278,764        167,885         83,980      95,939      119,563
      Custodian Fees ............................         531       11,624          7,000          3,502       4,001        4,986
      Trustees Fees .............................         527       12,057          6,883          3,532       3,849        5,242
      Chief Compliance Officer Fees .............       3,300        3,301          3,300          3,301       3,301        3,288
      Distribution Fees Class A Shares ..........      12,149       38,168        106,877         30,362      32,008      182,177
      Distribution Fees Class B Shares ..........          --        4,699          1,728             --          --       10,423
      Distribution Fees Class C Shares ..........      35,171       22,764         71,857         13,241      81,564       40,938
      Registration Fees .........................      18,536       24,825         16,867         26,941      23,409        6,204
      Transfer Agent Fees .......................       8,174       42,480         23,972         11,799      21,765       36,862
      Printing Fees .............................       1,506       34,542         19,956         10,243      10,963       15,219
      Audit Fees ................................       8,723       14,653         13,798         13,392      13,651       13,715
      Legal Fees ................................         851       19,473         11,136          5,713       6,191        9,036
      Miscellaneous Fees ........................       6,002       25,110         22,843         17,133      21,280       21,151
                                                   ----------  -----------  -------------  -------------  ----------  -----------
         Total Expenses .........................     135,519    1,919,769      1,290,222        638,950     706,800    1,053,424
                                                   ----------  -----------  -------------  -------------  ----------  -----------
   Less: Waivers and Reimbursements
         Investment Adviser Fee Waiver ..........     (14,868)     (57,658)      (304,842)      (196,345)    (44,323)    (155,497)
         Shareholder Servicing Fee Waiver -
            Fiduciary Shares ....................        (238)    (305,840)      (118,895)       (84,239)    (91,347)        (100)
         Shareholder Servicing Fee Waiver -
            Class A Shares ......................      (9,719)     (27,481)       (85,501)       (24,290)    (25,606)    (145,742)
         Reimbursement of Expenses by Adviser ...     (37,522)          --             --             --          --           --
                                                   ----------  -----------  -------------  -------------  ----------  -----------
Total Waivers and Reimbursements ................     (62,347)    (390,979)      (509,238)      (304,874)   (161,276)    (301,339)
                                                   ----------  -----------  -------------  -------------  ----------  -----------
Total Net Expenses ..............................      73,172    1,528,790        780,984        334,076     545,524      752,085
                                                   ----------  -----------  -------------  -------------  ----------  -----------
Net Investment Income ...........................     154,892    6,947,540      2,758,617      1,499,769   1,320,035    2,730,752
                                                   ----------  -----------  -------------  -------------  ----------  -----------
Net Realized Gain (Loss) on Investments .........      69,244    4,882,041         (4,271)            75     128,540      (33,837)
Net Realized Gain on Investments in Affiliated
   Funds ........................................     704,145           --             --             --          --           --
Capital Gain Distributions Received from
   Affiliated Funds .............................      30,589           --             --             --          --           --
Change in Unrealized Appreciation
   (Depreciation) on Investments ................      33,080   (7,006,944)    (7,260,294)    (3,429,723)   (419,067)  (7,172,016)
Change in Unrealized Appreciation
   (Depreciation) on Investments in Affiliated
   Funds ........................................     323,493           --             --             --          --           --
                                                   ----------  -----------  -------------  -------------  ----------  -----------
Net Realized and Unrealized Gain (Loss) on
   Investments ..................................   1,160,551   (2,124,903)    (7,264,565)    (3,429,648)   (290,527)  (7,205,853)
                                                   ----------  -----------  -------------  -------------  ----------  -----------
Increase (Decrease) in Net Assets Resulting
   from Operations ..............................  $1,315,443  $ 4,822,637  $  (4,505,948) $  (1,929,879) $1,029,508  $(4,475,101)
                                                   ==========  ===========  =============  =============  ==========  ===========

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 141

STATEMENTS OF CHANGES IN NET ASSETS

                                                             BALANCED              COGNITIVE VALUE            CORE EQUITY
                                                               FUND                     FUND                      FUND
                                                    ------------------------  -------------------------  -------------------------
                                                     SIX MONTHS                SIX MONTHS                 SIX MONTHS
                                                       ENDED                     ENDED                      ENDED
                                                     1/31/2011    YEAR ENDED   1/31/2011    YEAR ENDED    1/31/2011    YEAR ENDED
                                                    (UNAUDITED)   7/31/2010   (UNAUDITED)   7/31/2010    (UNAUDITED)   7/31/2010
                                                    ------------------------  -------------------------  -------------------------
Investment Activities:
   Net Investment Income (Loss) ..................  $   148,354  $   411,543  $   463,043  $    537,314  $   378,610  $    706,748
   Net Realized Gain (Loss) on Investments and
      Futures Contracts ..........................      592,124      957,744    8,931,729    10,699,824      985,625     1,304,879
   Change in Unrealized Appreciation
      (Depreciation) on Investments and Futures
      Contracts ..................................    2,035,169    1,315,614    5,975,668     2,288,843    8,581,660     6,970,091
                                                    -----------  -----------  -----------  ------------  -----------  ------------
   Net Increase in Net Assets Resulting From
      Operations .................................    2,775,647    2,684,901   15,370,440    13,525,981    9,945,895     8,981,718
                                                    -----------  -----------  -----------  ------------  -----------  ------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares ...........................     (202,767)    (244,672)     (37,861)      (25,991)    (343,795)     (674,084)
      Class A Shares .............................      (59,184)     (58,773)      (9,261)       (2,842)     (11,889)      (20,034)
      Class B Shares .............................       (2,747)      (2,575)          --            --         (380)       (1,754)
      Class C Shares .............................       (5,068)      (2,064)      (1,346)       (1,244)        (495)       (1,208)
      Class M Shares .............................           --           --   (1,174,219)     (584,923)          --            --
   Capital Gains:
      Fiduciary Shares ...........................           --           --           --            --           --            --
      Class A Shares .............................           --           --           --            --           --            --
      Class B Shares .............................           --           --           --            --           --            --
      Class C Shares .............................           --           --           --            --           --            --
                                                    -----------  -----------  -----------  ------------  -----------  ------------
         Total Dividends and Distributions .......     (269,766)    (308,084)  (1,222,687)     (615,000)    (356,559)     (697,080)
                                                    -----------  -----------  -----------  ------------  -----------  ------------
   Net Increase (Decrease) in Net Assets From:
      Share Transactions (1) .....................     (418,100)    (394,912)   4,051,148    (9,409,888)  (5,036,403)  (12,962,338)
      Redemption Fees (Note 2) ...................           --           --            2             7           --            --
                                                    -----------  -----------  -----------  ------------  -----------  ------------
         Total Increase (Decrease) in Net
            Assets ...............................    2,087,781    1,981,905   18,198,903     3,501,100    4,552,933    (4,677,700)
                                                    -----------  -----------  -----------  ------------  -----------  ------------
Net Assets:
   Beginning of Period ...........................   24,173,553   22,191,648   73,795,212    70,294,112   59,125,645    63,803,345
                                                    -----------  -----------  -----------  ------------  -----------  ------------
   End of Period .................................  $26,261,334  $24,173,553  $91,994,115  $ 73,795,212  $63,678,578  $ 59,125,645
                                                    ===========  ===========  ===========  ============  ===========  ============
Undistributed Net Investment Income/(Accumulated
   Net Investment Loss) ..........................  $    (1,763) $   119,649  $  (542,962) $    216,682  $    76,195  $     54,144
                                                    ===========  ===========  ===========  ============  ===========  ============

Amounts designated as " -" are either not applicable or less than $1.00.

(1) For details on share transaction by class, see statements of changes in net assets - capital stock activity on pages 150 - 161.

        The accompanying notes are an integral part of the financial statements.

142 HIGHMARK(R) FUNDS

                                                     ENHANCED GROWTH               EQUITY INCOME            FUNDAMENTAL EQUITY
                                                           FUND                        FUND                        FUND
                                                --------------------------  --------------------------  --------------------------
                                                 SIX MONTHS                  SIX MONTHS                  SIX MONTHS
                                                   ENDED                        ENDED                       ENDED
                                                  1/31/2011    YEAR ENDED    1/31/2011     YEAR ENDED     1/31/2011    YEAR ENDED
                                                 (UNAUDITED)    7/31/2010    (UNAUDITED)    7/31/2010    (UNAUDITED)    7/31/2010
                                                --------------------------  --------------------------  --------------------------
Investment Activities:
   Net Investment Income (Loss) ..............  $    (97,597) $    (53,656) $    179,410  $    446,154  $     52,822  $    189,677
   Net Realized Gain (Loss) on Investments
      and Futures Contracts ..................       810,454     4,306,876       606,045      (541,787)      181,105       182,285
   Change in Unrealized Appreciation
      (Depreciation) on Investments and
      Futures Contracts ......................    16,784,873     4,891,765     1,441,397     2,551,009     2,597,256     1,038,585
                                                ------------  ------------  ------------  ------------  ------------  ------------
   Net Increase in Net Assets Resulting From
      Operations .............................    17,497,730     9,144,985     2,226,852     2,455,376     2,831,183     1,410,547
                                                ------------  ------------  ------------  ------------  ------------  ------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares .......................            --          (779)       (5,910)         (592)     (210,691)      (83,773)
      Class A Shares .........................            --          (160)     (162,469)     (273,829)         (100)          (21)
      Class B Shares .........................            --            --       (25,176)      (39,506)           --            --
      Class C Shares .........................            --            (2)      (31,009)      (45,525)          (49)          (19)
      Class M Shares .........................            --      (108,244)           --            --            --            --
   Capital Gains:
      Fiduciary Shares .......................            --            --            --            --            --            --
      Class A Shares .........................            --            --            --            --            --            --
      Class B Shares .........................            --            --            --            --            --            --
      Class C Shares .........................            --            --            --            --            --            --
                                                ------------  ------------  ------------  ------------  ------------  ------------
         Total Dividends and Distributions ...            --      (109,185)     (224,564)     (359,452)     (210,840)      (83,813)
                                                ------------  ------------  ------------  ------------  ------------  ------------
   Net Increase (Decrease) in Net Assets From:
      Share Transactions (1) .................     8,101,381    (9,354,852)   (1,189,489)   (5,146,256)    1,550,535     2,829,031
      Redemption Fees (Note 2) ...............            --            --            --            --            --            --
                                                ------------  ------------  ------------  ------------  ------------  ------------
         Total Increase (Decrease) in Net
            Assets ...........................    25,599,111      (319,052)      812,799    (3,050,332)    4,170,878     4,155,765
                                                ------------  ------------  ------------  ------------  ------------  ------------
Net Assets:
   Beginning of Period .......................    68,541,606    68,860,658    13,991,495    17,041,827    15,608,509    11,452,744
                                                ------------  ------------  ------------  ------------  ------------  ------------
   End of Period .............................  $ 94,140,717  $ 68,541,606  $ 14,804,294  $ 13,991,495  $ 19,779,387  $ 15,608,509
                                                ============  ============  ============  ============  ============  ============
Undistributed Net Investment Income/
   (Accumulated Net Investment Loss) .........  $   (161,097) $    (63,500) $      4,715  $     49,869  $    (10,493) $    147,525
                                                ============  ============  ============  ============  ============  ============

                                                                  GENEVA MID CAP GROWTH
                                                                          FUND
                                                              ------------------------------
                                                               SIX MONTHS
                                                                  ENDED
                                                                1/31/2011       YEAR ENDED
                                                               (UNAUDITED)       7/31/2010
                                                              ------------------------------
Investment Activities:
   Net Investment Income (Loss) ...........................   $  (1,099,486)   $  (1,932,099)
   Net Realized Gain (Loss) on Investments and
      Futures Contracts ...................................       6,449,017       10,973,440
   Change in Unrealized Appreciation (Depreciation) on
      Investments and Futures Contracts ...................      46,676,666       25,160,888
                                                              -------------    -------------
   Net Increase in Net Assets Resulting From Operations ...      52,026,197       34,202,229
                                                              -------------    -------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares ....................................              --               --
      Class A Shares ......................................              --               --
      Class B Shares ......................................              --               --
      Class C Shares ......................................              --               --
      Class M Shares ......................................              --               --
   Capital Gains:
      Fiduciary Shares ....................................         (50,987)              --
      Class A Shares ......................................        (272,612)              --
      Class B Shares ......................................          (9,247)              --
      Class C Shares ......................................         (33,608)              --
                                                              -------------    -------------
         Total Dividends and Distributions ................        (366,454)              --
                                                              -------------    -------------
   Net Increase (Decrease) in Net Assets From:
      Share Transactions (1) ..............................      32,204,733       15,157,990
      Redemption Fees (Note 2) ............................              --               --
                                                              -------------    -------------
         Total Increase (Decrease) in Net Assets ..........      83,864,476       49,360,219
                                                              -------------    -------------
Net Assets:
   Beginning of Period ....................................     221,617,620      172,257,401
                                                              -------------    -------------
   End of Period ..........................................   $ 305,482,096    $ 221,617,620
                                                              =============    =============
Undistributed Net Investment Income/(Accumulated Net
   Investment Loss) .......................................   $  (1,099,486)   $          --
                                                              =============    =============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 143

STATEMENTS OF CHANGES IN NET ASSETS

                                                      GENEVA SMALL
                                                       CAP GROWTH         INTERNATIONAL OPPORTUNITIES        LARGE CAP GROWTH
                                                          FUND                        FUND                         FUND
                                               -------------------------  ----------------------------  --------------------------
                                                SIX MONTHS                 SIX MONTHS                    SIX MONTHS
                                                   ENDED                      ENDED                        ENDED
                                                 1/31/2011    YEAR ENDED     1/31/2011     YEAR ENDED     1/31/2011    YEAR ENDED
                                                (UNAUDITED)   7/31/2010    (UNAUDITED)     7/31/2010     (UNAUDITED)   7/31/2010
                                               -------------------------  ----------------------------  --------------------------
Investment Activities:
   Net Investment Income (Loss) .............  $    (66,035) $   (67,492) $     330,095  $   3,382,027  $     59,674  $    963,265
   Net Realized Gain (Loss) on Investments,
     Foreign Currency Transactions, Foreign
     Currency Contracts and Futures
     Contracts ..............................       496,609      309,993     15,977,593     20,456,519     1,902,534     3,597,327
   Change in Unrealized Appreciation
     (Depreciation) on Investments, Foreign
     Currency Transactions, Foreign Currency
     Contracts and Futures Contracts ........     2,429,000      716,135     21,242,575     (6,315,968)   12,754,688     6,921,645
                                               ------------  -----------  -------------  -------------  ------------  ------------
   Net Increase in Net Assets Resulting From
     Operations .............................     2,859,574      958,636     37,550,263     17,522,578    14,716,896    11,482,237
                                               ------------  -----------  -------------  -------------  ------------  ------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
     Fiduciary Shares .......................            --           --     (1,660,836)    (1,712,157)     (793,194)     (528,202)
     Class A Shares .........................            --           --       (115,447)      (240,267)     (159,002)     (165,268)
     Class B Shares .........................            --           --             --             --            --            --
     Class C Shares .........................            --           --        (27,269)       (31,067)      (10,657)      (20,349)
     Class M Shares .........................            --           --     (3,099,215)    (3,358,353)           --            --
   Capital Gains:
     Fiduciary Shares .......................      (324,668)          --             --             --            --            --
     Class A Shares .........................      (158,545)          --             --             --            --            --
     Class C Shares .........................       (13,819)          --             --             --            --            --
                                               ------------  -----------  -------------  -------------  ------------  ------------
       Total Dividends and Distributions ....      (497,032)          --     (4,902,767)    (5,341,844)     (962,853)     (713,819)
                                               ------------  -----------  -------------  -------------  ------------  ------------
   Net Increase (Decrease) in Net Assets From:
     Share Transactions (1) .................     3,514,413    5,151,518     (8,658,699)    (1,043,692)   (8,736,459)  (17,800,771)
     Redemption Fees (Note 2) ...............             2           50             87          3,405            --            --
                                               ------------  -----------  -------------  -------------  ------------  ------------
       Total Increase (Decrease) in Net
         Assets .............................     5,876,957    6,110,204     23,988,884     11,140,447     5,017,584    (7,032,353)
                                               ------------  -----------  -------------  -------------  ------------  ------------
Net Assets:
   Beginning of Period ......................     9,732,310    3,622,106    221,225,474    210,085,027    86,335,668    93,368,021
                                               ------------  -----------  -------------  -------------  ------------  ------------
   End of Period ............................  $ 15,609,267  $ 9,732,310  $ 245,214,358  $ 221,225,474  $ 91,353,252  $ 86,335,668
                                               ============  ===========  =============  =============  ============  ============
Undistributed Net Investment Income/
   (Accumulated Net Investment Loss) ........  $    (66,035) $        --  $    (351,835) $   4,220,837  $     58,421  $    961,600
                                               ============  ===========  =============  =============  ============  ============

Amounts designated as " -" are either not applicable or less than $1.00.

(1) For details on share transaction by class, see statements of changes in net assets - capital stock activity on pages 150 - 161.

        The accompanying notes are an integral part of the financial statements.

144 HIGHMARK(R) FUNDS

                                                  LARGE CAP VALUE           NYSE ARCA TECH 100 INDEX        SMALL CAP ADVANTAGE
                                                        FUND                          FUND                         FUND
                                            ----------------------------  ----------------------------  --------------------------
                                             SIX MONTHS                    SIX MONTHS                    SIX MONTHS
                                                ENDED                         ENDED                         ENDED
                                              1/31/2011      YEAR ENDED     1/31/2011     YEAR ENDED      1/31/2011    YEAR ENDED
                                             (UNAUDITED)     7/31/2010     (UNAUDITED)     7/31/2010     (UNAUDITED)    7/31/2010
                                            ----------------------------  ----------------------------  --------------------------
Investment Activities:
   Net Investment Income (Loss) ..........  $     491,353  $   3,208,143  $    (224,042) $    (641,766) $     (7,913) $    (74,293)
   Net Realized Gain (Loss) on
     Investments, Foreign Currency
     Transactions, Foreign Currency
     Contracts and Futures Contracts .....       (993,473)    17,633,560      6,165,670      5,095,461     2,670,541     1,926,003
   Change in Unrealized Appreciation
     (Depreciation) on Investments,
     Foreign Currency Transactions,
     Foreign Currency Contracts and
     Futures Contracts ...................     17,764,462        501,588     34,097,435     24,552,907     3,435,344     3,270,830
                                            -------------  -------------  -------------  -------------  ------------  ------------
   Net Increase in Net Assets Resulting
     From Operations .....................     17,262,342     21,343,291     40,039,063     29,006,602     6,097,972     5,122,540
                                            -------------  -------------  -------------  -------------  ------------  ------------
Dividends and Distributions to
   Shareholders:
   Net Investment Income:
     Fiduciary Shares ....................     (1,293,630)    (1,862,693)            --             --            --       (96,482)
     Class A Shares ......................       (312,685)      (269,979)            --             --            --          (600)
     Class B Shares ......................        (12,969)        (7,285)            --             --            --            --
     Class C Shares ......................        (34,733)       (16,247)            --             --            --            --
     Class M Shares ......................             --             --             --             --            --            --
   Capital Gains:
     Fiduciary Shares ....................             --             --             --             --            --            --
     Class A Shares ......................             --             --             --             --            --            --
     Class C Shares ......................             --             --             --             --            --            --
                                            -------------  -------------  -------------  -------------  ------------  ------------
       Total Dividends and
         Distributions ...................     (1,654,017)    (2,156,204)            --             --            --       (97,082)
                                            -------------  -------------  -------------  -------------  ------------  ------------
   Net Increase (Decrease) in Net Assets
     From:
     Share Transactions (1) ..............    (30,719,078)   (80,535,260)    (6,683,083)   (37,821,926)   (1,997,533)   (3,509,495)
     Redemption Fees (Note 2) ............             --             --             --             --            63            --
                                            -------------  -------------  -------------  -------------  ------------  ------------
       Total Increase (Decrease) in Net
         Assets ..........................    (15,110,753)   (61,348,173)    33,355,980     (8,815,324)    4,100,502     1,515,963
                                            -------------  -------------  -------------  -------------  ------------  ------------
Net Assets:
   Beginning of Period ...................    124,251,628    185,599,801    183,147,016    191,962,340    23,914,048    22,398,085
                                            -------------  -------------  -------------  -------------  ------------  ------------
   End of Period .........................  $ 109,140,875  $ 124,251,628  $ 216,502,996  $ 183,147,016  $ 28,014,550  $ 23,914,048
                                            =============  =============  =============  =============  ============  ============
Undistributed Net Investment Income/
   (Accumulated Net Investment Loss)......  $     (60,511) $   1,102,153  $    (224,042) $          --  $     (7,913) $         --
                                            =============  =============  =============  =============  ============  ============

                                                                       SMALL CAP VALUE
                                                                            FUND
                                                                 ---------------------------
                                                                  SIX MONTHS
                                                                    ENDED
                                                                  1/31/2011      YEAR ENDED
                                                                 (UNAUDITED)     7/31/2010
                                                                 ---------------------------
Investment Activities:
   Net Investment Income (Loss) ...............................  $    494,169   $    652,503
   Net Realized Gain (Loss) on Investments, Foreign Currency
     Transactions, Foreign Currency Contracts and Futures
     Contracts ................................................       793,661     (7,526,496)
   Change in Unrealized Appreciation (Depreciation) on
     Investments, Foreign Currency Transactions, Foreign
     Currency Contracts and Futures Contracts .................    11,174,918     24,817,284
                                                                 ------------   ------------
   Net Increase in Net Assets Resulting From Operations .......    12,462,748     17,943,291
                                                                 ------------   ------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
     Fiduciary Shares .........................................      (458,665)      (392,325)
     Class A Shares ...........................................      (326,767)      (413,599)
     Class B Shares ...........................................            --        (13,921)
     Class C Shares ...........................................       (25,539)       (29,210)
     Class M Shares ...........................................            --             --
   Capital Gains:
     Fiduciary Shares .........................................            --             --
     Class A Shares ...........................................            --             --
     Class C Shares ...........................................            --             --
                                                                 ------------   ------------
       Total Dividends and Distributions ......................      (810,971)      (849,055)
                                                                 ------------   ------------
   Net Increase (Decrease) in Net Assets From:
     Share Transactions (1) ...................................    (3,420,870)   (22,904,102)
     Redemption Fees (Note 2) .................................           487          1,051
                                                                 ------------   ------------
       Total Increase (Decrease) in Net Assets ................     8,231,394     (5,808,815)
                                                                 ------------   ------------
Net Assets:
   Beginning of Period ........................................    70,386,970     76,195,785
                                                                 ------------   ------------
   End of Period ..............................................  $ 78,618,364   $ 70,386,970
                                                                 ============   ============
Undistributed Net Investment Income/(Accumulated Net Investment
   Loss) ......................................................  $    (95,842)  $    220,960
                                                                 ============   ============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 145

STATEMENTS OF CHANGES IN NET ASSETS

                                                   VALUE MOMENTUM          CAPITAL GROWTH ALLOCATION  DIVERSIFIED EQUITY ALLOCATION
                                                        FUND                        FUND                          FUND
                                            ----------------------------  --------------------------  -----------------------------
                                             SIX MONTHS                    SIX MONTHS                  SIX MONTHS
                                                ENDED                        ENDED                        ENDED
                                              1/31/2011     YEAR ENDED     1/31/2011     YEAR ENDED     1/31/2011      YEAR ENDED
                                             (UNAUDITED)     7/31/2010     (UNAUDITED)   7/31/2010     (UNAUDITED)      7/31/2010
                                            ----------------------------  --------------------------  -----------------------------
Investment Activities:
   Net Investment Income .................  $   1,503,626  $   6,109,913  $    269,996  $    188,267  $      43,706  $        6,750
   Net Realized Gain (Loss) on
     Investments, Affiliated Funds,
     Foreign Currency Transactions,
     and Capital Gains Distributions
     Received ............................     17,285,706      9,071,167      (623,099)   (3,547,749)       360,489        (300,184)
   Change in Unrealized Appreciation
     (Depreciation) on Investments,
     Affiliated Funds and Foreign
     Currency Transactions ...............     35,032,801     26,098,625     6,848,526     8,482,645        955,187       1,089,862
                                            -------------  -------------  ------------  ------------  -------------  --------------
   Net Increase (Decrease) in Net
     Assets Resulting From Operations ....     53,822,133     41,279,705     6,495,423     5,123,163      1,359,382         796,428
                                            -------------  -------------  ------------  ------------  -------------  --------------
Dividends and Distributions
   to Shareholders:
   Net Investment Income:
     Fiduciary Shares ....................     (3,148,653)    (2,884,929)       (1,212)       (2,035)        (2,078)           (182)
     Class A Shares ......................       (890,414)      (733,393)     (164,346)     (187,322)        (4,188)         (9,513)
     Class B Shares ......................        (30,243)       (15,094)           --            --             --              --
     Class C Shares ......................        (24,479)       (10,088)       (5,745)      (47,557)            --          (2,010)
   Capital Gains:
     Fiduciary Shares ....................             --             --            --            --             --              --
     Class A Shares ......................             --             --            --            --             --              --
     Class B Shares ......................             --             --            --            --             --              --
     Class C Shares ......................             --             --            --            --             --              --
                                            -------------  -------------  ------------  ------------  -------------  --------------
       Total Dividends and
         Distributions ...................     (4,093,789)    (3,643,504)     (171,303)     (236,914)        (6,266)        (11,705)
                                            -------------  -------------  ------------  ------------  -------------  --------------
   Net Increase (Decrease) in Net
     Assets From:
     Share Transactions (2) ..............    (27,762,260)   (45,061,793)   (1,624,653)   (3,101,568)       458,385         920,905
                                            -------------  -------------  ------------  ------------  -------------  --------------
       Total Increase (Decrease)
          in Net Assets ..................     21,966,084     (7,425,592)    4,699,467     1,784,681      1,811,501       1,705,628
                                            -------------  -------------  ------------  ------------  -------------  --------------
Net Assets:
   Beginning of Period ...................    306,280,908    313,706,500    39,844,761    38,060,080      7,510,287       5,804,659
                                            -------------  -------------  ------------  ------------  -------------  --------------
   End of Period .........................  $ 328,246,992  $ 306,280,908  $ 44,544,228  $ 39,844,761  $   9,321,788  $    7,510,287
                                            =============  =============  ============  ============  =============  ==============
Undistributed Net Investment
   Income/(Accumulated
     Net Investment Loss) ................  $     (62,195) $   2,527,968  $    130,808  $     32,115  $      43,688  $        6,248
                                            =============  =============  ============  ============  =============  ==============

Amounts designated as "--" are either not applicable or less than $1.00.

(1)   Class C Shares resumed operations on December 4, 2009.

(2) For details on share transaction by class, see statements of changes in net assets - capital stock activity on pages 50 - 161.

        The accompanying notes are an integral part of the financial statements.

146 HIGHMARK(R) FUNDS

                                                       GROWTH &
                                                   INCOME ALLOCATION        INCOME PLUS ALLOCATION                BOND
                                                         FUND                        FUND                         FUND
                                              --------------------------  --------------------------  ----------------------------
                                               SIX MONTHS                  SIX MONTHS                  SIX MONTHS
                                                 ENDED                        ENDED                       ENDED
                                                1/31/2011    YEAR ENDED     1/31/2011    YEAR ENDED     1/31/2011     YEAR ENDED
                                              (UNAUDITED)    7/31/2010    (UNAUDITED)    7/31/2010    (UNAUDITED)     7/31/2010
                                              --------------------------  --------------------------  ----------------------------
Investment Activities:
   Net Investment Income ...................  $    353,343  $    401,824  $    154,892  $    219,240  $   6,947,540  $  14,683,027
   Net Realized Gain (Loss) on Investments,
     Affiliated Funds, Foreign Currency
     Transactions, and Capital Gains
     Distributions Received ................       746,463    (1,583,273)      803,978       466,506      4,882,041      4,420,896
   Change in Unrealized Appreciation
     (Depreciation) on Investments,
     Affiliated Funds and Foreign Currency
     Transactions ..........................     4,578,871     5,842,837       356,573       429,549     (7,006,944)    15,381,721
                                              ------------  ------------  ------------  ------------  -------------  -------------
   Net Increase (Decrease) in Net Assets
     Resulting From Operations .............     5,678,677     4,661,388     1,315,443     1,115,295      4,822,637     34,485,644
                                              ------------  ------------  ------------  ------------  -------------  -------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
     Fiduciary Shares ......................        (1,027)       (1,949)       (2,996)       (4,562)    (6,462,346)   (13,688,181)
     Class A Shares ........................      (189,635)     (331,804)     (107,604)     (143,402)      (562,998)    (1,055,075)
     Class B Shares ........................            --            --            --            --        (18,658)       (69,625)
     Class C Shares ........................       (65,819)     (110,753)      (57,180)      (57,376)      (100,513)       (94,383)
   Capital Gains:
     Fiduciary Shares ......................            --            --          (826)           --     (2,773,260)            --
     Class A Shares ........................            --            --       (33,929)           --       (256,107)            --
     Class B Shares ........................            --            --            --            --        (10,059)            --
     Class C Shares ........................            --            --       (26,211)           --        (57,758)            --
                                              ------------  ------------  ------------  ------------  -------------  -------------
       Total Dividends and Distributions ...      (256,481)     (444,506)     (228,746)     (205,340)   (10,241,699)   (14,907,264)
                                              ------------  ------------  ------------  ------------  -------------  -------------
   Net Increase (Decrease) in Net Assets
     From:
     Share Transactions (2) ................       961,238        95,438       631,740     5,018,238      1,304,222     11,362,016
                                              ------------  ------------  ------------  ------------  -------------  -------------
       Total Increase (Decrease) in Net
         Assets ............................     6,383,434     4,312,320     1,718,437     5,928,193     (4,114,840)    30,940,396
                                              ------------  ------------  ------------  ------------  -------------  -------------
Net Assets:
   Beginning of Period .....................    43,247,816    38,935,496    15,714,951     9,786,758    364,778,465    333,838,069
                                              ------------  ------------  ------------  ------------  -------------  -------------
   End of Period ...........................  $ 49,631,250  $ 43,247,816  $ 17,433,388  $ 15,714,951  $ 360,663,625  $ 364,778,465
                                              ============  ============  ============  ============  =============  =============
Undistributed Net Investment Income/
   (Accumulated Net Investment Loss) .......  $    159,030  $     62,168  $     13,789  $     26,677  $      38,087  $     235,062
                                              ============  ============  ============  ============  =============  =============

                                                 CALIFORNIA INTERMEDIATE        NATIONAL INTERMEDIATE
                                                    TAX-FREE BOND FUND           TAX-FREE BOND FUND
                                              -----------------------------  ---------------------------
                                               SIX MONTHS                     SIX MONTHS
                                                  ENDED                          ENDED
                                                1/31/2011      YEAR ENDED      1/31/2011     YEAR ENDED
                                               (UNAUDITED)      7/31/2010     (UNAUDITED)   7/31/2010(1)
                                              -----------------------------  ---------------------------
Investment Activities:
   Net Investment Income ...................  $   2,758,617  $    5,343,670  $   1,499,769  $  2,914,872
   Net Realized Gain (Loss) on Investments,
     Affiliated Funds, Foreign Currency
     Transactions, and Capital Gains
     Distributions Received ................         (4,271)             34             75        10,186
   Change in Unrealized Appreciation
     (Depreciation) on Investments,
     Affiliated Funds and Foreign Currency
     Transactions ..........................     (7,260,294)      3,719,978     (3,429,723)    2,398,839
                                              -------------  --------------  -------------  ------------
   Net Increase (Decrease) in Net Assets
     Resulting From Operations .............     (4,505,948)      9,063,682     (1,929,879)    5,323,897
                                              -------------  --------------  -------------  ------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
     Fiduciary Shares ......................     (1,550,232)     (3,319,982)    (1,178,037)   (2,278,065)
     Class A Shares ........................     (1,004,165)     (1,744,847)      (309,393)     (607,623)
     Class B Shares ........................         (3,613)        (24,470)            --            --
     Class C Shares ........................       (186,286)       (242,758)       (36,720)      (17,674)
   Capital Gains:
     Fiduciary Shares ......................             --        (169,020)       (11,297)           --
     Class A Shares ........................             --         (90,864)        (3,232)           --
     Class B Shares ........................             --          (2,029)            --            --
     Class C Shares ........................             --         (14,001)          (490)           --
                                              -------------  --------------  -------------  ------------
       Total Dividends and Distributions ...     (2,744,296)     (5,607,971)    (1,539,169)   (2,903,362)
                                              -------------  --------------  -------------  ------------
   Net Increase (Decrease) in Net Assets
     From:
     Share Transactions (2) ................     16,393,765      48,745,858      5,035,896     9,113,103
                                              -------------  --------------  -------------  ------------
       Total Increase (Decrease) in Net
         Assets ............................      9,143,521      52,201,569      1,566,848    11,533,638
                                              -------------  --------------  -------------  ------------
Net Assets:
   Beginning of Period .....................    204,013,315     151,811,746    105,818,233    94,284,595
                                              -------------  --------------  -------------  ------------
   End of Period ...........................  $ 213,156,836  $  204,013,315  $ 107,385,081  $105,818,233
                                              =============  ==============  =============  ============
Undistributed Net Investment Income/
   (Accumulated Net Investment Loss)          $      42,081  $       27,760  $       1,725  $     26,106
                                              =============  ==============  =============  ============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 147

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          SHORT TERM BOND                   WISCONSIN
                                                                                 FUND                      TAX-EXEMPT FUND
                                                                   ------------------------------   ----------------------------
                                                                     SIX MONTHS                     SIX MONTHS
                                                                        ENDED                          ENDED
                                                                      1/31/2011      YEAR ENDED     1/31/2011(1)    YEAR ENDED
                                                                     (UNAUDITED)     7/31/2010      (UNAUDITED)      7/31/2010
                                                                   ------------------------------   ---------------------------
Investment Activities:
   Net Investment Income .......................................   $    1,320,035   $   2,350,051   $  2,730,752   $   5,281,965
   Net Realized Gain (Loss) on Investments .....................          128,540         122,909        (33,837)        396,712
   Change in Unrealized Appreciation (Depreciation) on
     Investments ...............................................         (419,067)      1,031,230     (7,172,016)      5,855,281
                                                                   --------------   -------------   ------------   -------------
   Net Increase (Decrease) in Net Assets Resulting From
     Operations ................................................        1,029,508       3,504,190     (4,475,101)     11,533,958
                                                                   --------------   -------------   ------------   -------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
     Fiduciary Shares. .........................................       (1,033,487)     (1,833,809)        (1,972)             --
     Class A Shares. ...........................................         (291,786)       (454,749)    (2,522,814)     (5,009,291)
     Class B Shares ............................................               --              --        (38,536)        (84,091)
     Class C Shares ............................................         (198,803)       (214,811)      (166,058)       (231,262)
   Capital Gains:
     Fiduciary Shares ..........................................               --              --           (158)             --
     Class A Shares ............................................               --              --       (166,152)             --
     Class B Shares ............................................               --              --         (3,169)             --
     Class C Shares ............................................               --              --        (12,982)             --
                                                                   --------------   -------------   ------------   -------------
          Total Dividends and Distributions ....................      (1,524,076)      (2,503,369)    (2,911,841)     (5,324,644)
                                                                   --------------   -------------   ------------   -------------
   Net Increase (Decrease) in Net Assets From:
     Share Transactions (2). ...................................       24,642,655      46,284,631     (4,249,646)      3,562,948
                                                                   --------------   -------------   ------------   -------------
          Total Increase (Decrease) in Net Assets ..............       24,148,087      47,285,452    (11,636,588)      9,772,262
                                                                   --------------   -------------   ------------   -------------
Net Assets:
   Beginning of Period .........................................      111,268,318      63,982,866    159,720,027     149,947,765
                                                                   --------------   -------------   ------------   -------------
   End of Period ...............................................   $  135,416,405   $ 111,268,318   $148,083,439   $ 159,720,027
                                                                   ==============   =============   ============   =============
Undistributed Net Investment Income/(Accumulated Net
   Investment Loss) ............................................   $     (188,304)  $      15,737   $     60,176   $      58,804
                                                                   ==============   =============   ============   =============

Amounts designated as "--" are either not applicable or less than $1.00.

(1)   The Fund began issuing Fiduciary Shares on August 3, 2010.

(2) For details on share transaction by class, see statements of changes in net assets - capital stock activity on pages 150 - 161.

        The accompanying notes are an integral part of the financial statements.

148 HIGHMARK(R) FUNDS

                      This Page Left Blank Intentionally.

                                                           HIGHMARK(R) FUNDS 149

STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY

                                                  BALANCED FUND                                 COGNITIVE VALUE FUND
                                   ---------------------------------------------  ------------------------------------------------
                                       SIX MONTHS                                      SIX MONTHS
                                         ENDED                                           ENDED
                                       1/31/2011              YEAR ENDED               1/31/2011                YEAR ENDED
                                      (UNAUDITED)             7/31/2010               (UNAUDITED)                7/31/2010
                                    SHARES     DOLLARS     SHARES      DOLLARS      SHARES     DOLLARS       SHARES      DOLLARS
                                   ---------------------------------------------  ------------------------------------------------
Share Transactions:
   Fiduciary Shares:
     Proceeds from Shares
       Issued ...................   65,768   $   873,393   190,125  $  2,348,826     55,325  $   516,479      155,302  $ 1,262,448
     Reinvestment of Dividends
       and Distributions ........    15,120      202,766    19,915       244,672        983       10,639        1,819       15,500
     Cost of Shares Redeemed ....  (123,705)  (1,614,377) (297,254)   (3,623,346)   (24,674)    (251,426)    (152,405)  (1,384,099)
                                   --------  -----------  --------  ------------  ---------  -----------  -----------  -----------
       Total Fiduciary Share
         Transactions ...........   (42,817)    (538,218)  (87,214)   (1,029,848)    31,634      275,692        4,716     (106,151)
                                   --------  -----------  --------  ------------  ---------  -----------  -----------  -----------
   Class A Shares:
     Proceeds from Shares
       Issued ...................    26,015      347,183    94,813     1,178,505     44,009      452,433       36,911      325,652
     Reinvestment of Dividends
       and Distributions ........     4,052       54,349     4,424        54,301        834        9,046          326        2,792
     Cost of Shares Redeemed ....   (32,559)    (425,188)  (47,879)     (588,062)   (29,125)    (294,224)      (9,602)     (87,308)
                                   --------  -----------  --------  ------------  ---------  -----------  -----------  -----------
       Total Class A Share
         Transactions ...........    (2,492)     (23,656)   51,358       644,744     15,718      167,255       27,635      241,136
                                   --------  -----------  --------  ------------  ---------  -----------  -----------  -----------
   Class B Shares:
     Proceeds from Shares
       Issued ...................       677        9,408    19,472       241,656         --           --           --           --
     Reinvestment of Dividends
       and Distributions ........       202        2,722       209         2,558         --           --           --           --
       Cost of Shares Redeemed ..    (8,200)    (107,908)  (31,679)     (393,892)        --           --           --           --
                                   --------  -----------  --------  ------------  ---------  -----------  -----------  -----------
       Total Class B Share
         Transactions ...........    (7,321)     (95,778)  (11,998)     (149,678)        --           --           --           --
                                   --------  -----------  --------  ------------  ---------  -----------  -----------  -----------
   Class C Shares:
     Proceeds from Shares
       Issued ...................    19,853      262,727    18,985       234,788     27,599      294,530       13,975      119,610
     Reinvestment of Dividends
       and Distributions ........       367        4,937       164         1,999        116        1,231          149        1,244
     Cost of Shares Redeemed ....    (2,101)     (28,112)   (7,870)      (96,917)   (30,496)    (320,584)     (10,870)     (97,611)
                                   --------  -----------  --------  ------------  ---------  -----------  -----------  -----------
       Total Class C Share
         Transactions ...........    18,119      239,552    11,279       139,870     (2,781)     (24,823)       3,254       23,243
                                   --------  -----------  --------  ------------  ---------  -----------  -----------  -----------
   Class M Shares:
     Proceeds from Shares
       Issued ...................        --           --        --            --    829,911    7,928,978      300,051    2,620,564
     Reinvestment of Dividends
       and Distributions ........        --           --        --            --     84,076      908,860       54,209      461,856
     Cost of Shares Redeemed ....        --           --        --            --   (514,865)  (5,204,814)  (1,447,057) (12,650,536)
                                   --------  -----------  --------  ------------  ---------  -----------  -----------  -----------
       Total Class M Share
         Transactions ...........        --           --        --            --    399,122    3,633,024   (1,092,797)  (9,568,116)
                                   --------  -----------  --------  ------------  ---------  -----------  -----------  -----------
     Net Increase (Decrease)
       from Capital Stock
       Activity .................   (34,511) $  (418,100)  (36,575) $   (394,912)   443,693  $ 4,051,148   (1,057,192) $(9,409,888)
                                   ========  ===========  ========  ============  =========  ===========  ===========  ===========

Amounts designated as "--" are either $0 or have been rounded to $0.

        The accompanying notes are an integral part of the financial statements.

150 HIGHMARK(R) FUNDS

                                                 CORE EQUITY FUND                              ENHANCED GROWTH FUND
                                  ------------------------------------------------  -----------------------------------------------
                                       SIX MONTHS                                        SIX MONTHS
                                         ENDED                                             ENDED
                                       1/31/2011                YEAR ENDED               1/31/2011                 YEAR ENDED
                                      (UNAUDITED)               7/31/2010               (UNAUDITED)                 7/31/2010
                                    SHARES     DOLLARS      SHARES       DOLLARS      SHARES     DOLLARS     SHARES       DOLLARS
                                  ------------------------------------------------  -----------------------------------------------
Share Transactions:
   Fiduciary Shares:
     Proceeds from Shares
       Issued. ..................   281,165  $ 2,145,837     600,079  $  4,331,484     72,043  $  714,902     142,824  $  1,269,119
     Reinvestment of Dividends
       and Distributions ........    18,151      139,184      38,237       274,898         --          --          65           606
     Cost of Shares Redeemed ....  (921,313)  (7,170,276) (2,420,542)  (17,309,113)   (87,751)   (858,278)   (207,977)   (1,866,375)
                                  ---------  -----------  ----------  ------------  ---------  ----------  ----------  ------------
       Total Fiduciary Share
         Transactions ...........  (621,997)  (4,885,255) (1,782,226)  (12,702,731)   (15,708)   (143,376)    (65,088)     (596,650)
                                  ---------  -----------  ----------  ------------  ---------  ----------  ----------  ------------
   Class A Shares:
     Proceeds from Shares
       Issued ...................    13,406      104,935      99,094       722,925     47,940     488,301     305,773     2,800,369
     Reinvestment of Dividends
       and Distributions ........     1,446       11,112       2,543        18,295         --          --           9            83
     Cost of Shares Redeemed ....   (35,195)    (274,004)    (50,295)     (367,373)  (119,584) (1,135,838)   (164,217)   (1,511,394)
                                  ---------  -----------  ----------  ------------  ---------  ----------  ----------  ------------
       Total Class A Share
         Transactions ...........   (20,343)    (157,957)     51,342       373,847    (71,644)   (647,537)    141,565     1,289,058
                                  ---------  -----------  ----------  ------------  ---------  ----------  ----------  ------------
   Class B Shares:
     Proceeds from Shares
       Issued ...................     5,376       44,031      20,019       144,738         --          --          --            --
     Reinvestment of Dividends
       and Distributions ........        50          380         244         1,692         --          --          --            --
     Cost of Shares Redeemed ....   (11,091)     (83,921)   (100,741)     (717,645)        --          --          --            --
                                  ---------  -----------  ----------  ------------  ---------  ----------  ----------  ------------
       Total Class B Share
         Transactions ...........    (5,665)     (39,510)    (80,478)     (571,215)        --          --          --            --
                                  ---------  -----------  ----------  ------------  ---------  ----------  ----------  ------------
   Class C Shares:
     Proceeds from Shares
       Issued ...................    12,682       91,574       5,622        39,615     4,463       46,566      11,168        92,399
     Reinvestment of Dividends
       and Distributions ........        50          378         147         1,023         --          --          --             2
     Cost of Shares Redeemed ....    (5,941)     (45,633)    (14,846)     (102,877)        --          --      (6,439)      (56,484)
                                  ---------  -----------  ----------  ------------  ---------  ----------  ----------  ------------
       Total Class C Share
         Transactions ...........     6,791       46,319      (9,077)      (62,239)    4,463       46,566       4,729        35,917
                                  ---------  -----------  ----------  ------------  ---------  ----------  ----------  ------------
   Class M Shares:
     Proceeds from Shares
       Issued ...................        --           --          --            --  1,281,419  12,411,003     277,982      2,494,622
     Reinvestment of Dividends
       and Distributions ........        --           --          --            --        --           --       9,093        84,199
     Cost of Shares Redeemed ....        --           --          --            --   (352,422) (3,565,275) (1,445,795)  (12,661,998)
                                  ---------  -----------  ----------  ------------  ---------  ----------  ----------  ------------
       Total Class M Share
         Transactions ...........        --           --          --            --    928,997   8,845,728  (1,158,720)  (10,083,177)
                                  ---------  -----------  ----------  ------------  ---------  ----------  ----------  ------------
     Net Increase (Decrease)
       from Capital Stock
       Activity .................  (641,214) $(5,036,403) (1,820,439) $(12,962,338)   846,108  $8,101,381  (1,077,514) $ (9,354,852)
                                  =========  ===========  ==========  ============  =========  ==========  ==========  ============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 151

STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY

                                                   EQUITY INCOME FUND                           FUNDAMENTAL EQUITY FUND
                                      ---------------------------------------------  ----------------------------------------------
                                            SIX MONTHS                                     SIX MONTHS
                                              ENDED                                          ENDED
                                            1/31/2011              YEAR ENDED               1/31/2011               YEAR ENDED
                                           (UNAUDITED)             7/31/2010               (UNAUDITED)              7/31/2010
                                       SHARES     DOLLARS     SHARES     DOLLARS       SHARES     DOLLARS      SHARES     DOLLARS
                                      ---------------------------------------------  ----------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ..    89,295  $   740,466     1,165  $      9,347    165,262  $  3,231,128   297,275  $ 5,295,068
      Reinvestment of Dividends
        and Distributions ..........       671        5,910         9            74      6,794       138,664     2,625       47,886
      Cost of Shares Redeemed ......   (10,805)     (91,205)  (10,885)      (74,904)   (91,620)   (1,826,852) (141,278)  (2,528,089)
                                      --------  -----------  --------  ------------  ---------  ------------  --------  -----------
        Total Fiduciary Share
          Transactions .............    79,161      655,171    (9,711)      (65,483)    80,436     1,542,940   158,622    2,814,865
                                      --------  -----------  --------  ------------  ---------  ------------  --------  -----------
   Class A Shares:
      Proceeds from Shares Issued ..    40,212      350,721   112,276       883,860        306         5,925       165        2,730
      Transfer from Fiduciary
        Shares .....................        --           --    10,885        74,904         --            --        --           --
      Reinvestment of Dividends
        and Distributions ..........    17,366      146,655    31,237       245,221          4            89         1           11
      Cost of Shares Redeemed ......  (245,475)  (2,035,276) (580,701)   (4,476,212)       (55)       (1,019)      (39)        (665)
                                      --------  -----------  --------  ------------  ---------  ------------  --------  -----------
        Total Class A Share
          Transactions .............  (187,897)  (1,537,900) (426,303)   (3,272,227)       255         4,995       127        2,076
                                      --------  -----------  --------  ------------  ---------  ------------  --------  -----------
   Class B Shares:
      Proceeds from Shares Issued ..       447        3,842     3,644        28,861         --            --        --           --
      Reinvestment of Dividends
        and Distributions ..........     2,701       22,950     4,494        35,434         --            --        --           --
      Cost of Shares Redeemed ......   (24,148)    (201,632) (113,992)     (892,257)        --            --        --           --
                                      --------  -----------  --------  ------------  ---------  ------------  --------  -----------
        Total Class B Share
          Transactions .............   (21,000)    (174,840) (105,854)     (827,962)        --            --        --           --
                                      --------  -----------  --------  ------------  ---------  ------------  --------  -----------
   Class C Shares:
      Proceeds from Shares Issued ..    13,494      119,685     8,614        69,103        134         2,560       898       16,448
      Reinvestment of Dividends
        and Distributions ..........     3,224       27,146     5,103        39,930          2            49         1           19
      Cost of Shares Redeemed ......   (33,113)    (278,751) (142,522)   (1,089,617)        --            (9)     (244)      (4,377)
                                      --------  -----------  --------  ------------  ---------  ------------  --------  -----------
        Total Class C Share
          Transactions .............   (16,395)    (131,920) (128,805)     (980,584)       136         2,600       655       12,090
                                      --------  -----------  --------  ------------  ---------  ------------  --------  -----------
      Net Increase (Decrease) from
        Capital Stock Activity .....  (146,131) $(1,189,489) (670,673) $ (5,146,256)    80,827  $  1,550,535   159,404  $ 2,829,031
                                      ========  ===========  ========  ============  =========  ============  ========  ===========

Amounts designated as "--" are either $0 or have been rounded to $0.

        The accompanying notes are an integral part of the financial statements.

152 HIGHMARK(R) FUNDS

                                                   GENEVA MID CAP GROWTH FUND                    GENEVA SMALL CAP GROWTH FUND
                                      --------------------------------------------------  -----------------------------------------
                                             SIX MONTHS                                        SIX MONTHS
                                               ENDED                                             ENDED
                                             1/31/2011                YEAR ENDED                1/31/2011           YEAR ENDED
                                            (UNAUDITED)               7/31/2010                (UNAUDITED)          7/31/2010
                                       SHARES       DOLLARS       SHARES      DOLLARS      SHARES    DOLLARS     SHARES    DOLLARS
                                      --------------------------------------------------  -----------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ..   1,426,234  $ 28,890,498   1,063,746  $ 18,037,809   78,583  $ 2,120,578  189,403  $4,337,162
      Reinvestment of Dividends
        and Distributions ..........       2,022        44,653          --            --    7,630      229,808       --          --
      Cost of Shares Redeemed ......    (157,993)   (3,295,559)    (71,522)   (1,283,574) (19,364)    (558,612) (10,902)   (242,021)
                                      ----------  ------------  ----------  ------------  -------  -----------  -------  ----------
        Total Fiduciary Share
          Transactions .............   1,270,263    25,639,592     992,224    16,754,235   66,849    1,791,774  178,501   4,095,141
                                      ----------  ------------  ----------  ------------  -------  -----------  -------  ----------
   Class A Shares:
      Proceeds from Shares Issued ..   1,686,552    34,754,095   3,052,834    51,229,685   43,881    1,258,516   44,423   1,054,768
      Transfer from Fiduciary
        Shares .....................          --            --          --            --       --           --       --          --
      Reinvestment of Dividends
        and Distributions ..........      11,340       249,371          --            --    5,285      158,545       --          --
      Cost of Shares Redeemed ......  (1,548,980)  (29,759,027) (3,071,020)  (51,710,749)  (4,397)    (123,629)  (8,420)   (209,691)
                                      ----------  ------------  ----------  ------------  -------  -----------  -------  ----------
        Total Class A Share
          Transactions .............     148,912     5,244,439     (18,186)     (481,064)  44,769    1,293,432   36,003     845,077
                                      ----------  ------------  ----------  ------------  -------  -----------  -------  ----------
   Class B Shares:
      Proceeds from Shares Issued ..       1,394        27,450       6,456       100,681       --           --       --          --
      Reinvestment of Dividends
        and Distributions ..........         358         7,211          --            --       --           --       --          --
      Cost of Shares Redeemed ......     (60,920)   (1,097,075)   (163,704)   (2,553,951)      --           --       --          --
                                      ----------  ------------  ----------  ------------  -------  -----------  -------  ----------
        Total Class B Share
          Transactions .............     (59,168)   (1,062,414)   (157,248)   (2,453,270)      --           --       --          --
                                      ----------  ------------  ----------  ------------  -------  -----------  -------  ----------
   Class C Shares:
      Proceeds from Shares Issued ..     193,485     3,716,730     246,143     3,835,951   14,410      423,278   10,681     248,815
      Reinvestment of Dividends
        and Distributions ..........       1,588        32,328          --           --       465       13,819       --          --
      Cost of Shares Redeemed ......     (74,195)   (1,365,942)   (157,964)   (2,497,862)    (307)      (7,890)  (1,711)    (37,515)
                                      ----------  ------------  ----------  ------------  -------  -----------  -------  ----------
        Total Class C Share
          Transactions .............     120,878     2,383,116      88,179     1,338,089   14,568      429,207    8,970     211,300
                                      ----------  ------------  ----------  ------------  -------  -----------  -------  ----------
      Net Increase (Decrease) from
        Capital Stock Activity .....   1,480,885  $ 32,204,733     904,969  $ 15,157,990  126,186  $ 3,514,413  223,474  $5,151,518
                                      ==========  ============  ==========  ============  =======  ===========  =======  ==========

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 153

STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY

                                          INTERNATIONAL OPPORTUNITIES FUND                       LARGE CAP GROWTH FUND
                                --------------------------------------------------  -----------------------------------------------
                                       SIX MONTHS                                        SIX MONTHS
                                         ENDED                                              ENDED
                                       1/31/2011                 YEAR ENDED               1/31/2011             YEAR ENDED
                                      (UNAUDITED)                7/31/2010               (UNAUDITED)             7/31/2010
                                  SHARES       DOLLARS      SHARES       DOLLARS     SHARES     DOLLARS      SHARES      DOLLARS
                                --------------------------------------------------  -----------------------------------------------
Share Transactions:
  Fiduciary Shares:
     Proceeds from Shares
       Issued ................     956,045  $  6,714,810   3,760,312  $ 23,813,144   679,974  $ 6,379,068     566,488  $  4,933,367
     Reinvestment of Dividends
       and Distributions .....     107,778       758,762     113,810       729,525    44,280      446,785      32,425       288,256
     Cost of Shares
       Redeemed ..............  (1,721,880)  (11,930,546) (1,971,883)  (12,616,751) (993,549)  (9,491,457) (2,297,086)  (19,868,860)
                                ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
       Total Fiduciary Share
         Transactions ........    (658,057)   (4,456,974)  1,902,239    11,925,918  (269,295)  (2,665,604) (1,698,173)  (14,647,237)
                                ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
  Class A Shares:
     Proceeds from Shares
       Issued ................     148,423     1,023,242     350,341     2,242,538    84,347      792,350     732,918     6,144,306
     Reinvestment of Dividends
       and Distributions .....      14,523       102,237      35,328       226,098    14,810      146,913      17,622       154,014
     Cost of Shares
       Redeemed ..............    (330,266)   (2,307,090)   (998,450)   (6,357,947) (610,030)  (5,632,154)   (716,185)   (6,089,897)
                                ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
       Total Class A Share
         Transactions ........    (167,320)   (1,181,611)   (612,781)   (3,889,311  (510,873)  (4,692,891)     34,355       208,423
                                ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
  Class B Shares:
     Proceeds from Shares
       Issued ................          --            --          --            --       408        3,907       2,163        16,874
     Reinvestment of Dividends
       and Distributions .....          --            --          --            --        --           --          --            --
     Cost of Shares
       Redeemed ..............          --            --          --            --   (92,416)    (815,296)   (348,107)   (2,779,204)
                                ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
       Total Class B Share
         Transactions ........          --            --          --            --   (92,008)    (811,389)   (345,944)   (2,762,330)
                                ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
  Class C Shares:
     Proceeds from Shares
       Issued ................      39,337       269,347      61,757       384,258     4,285       39,100      33,352       271,904
     Reinvestment of Dividends
       and Distributions .....       3,296        23,042       3,892        24,789     1,093       10,102       2,401        19,546
     Cost of Shares
       Redeemed ..............     (26,360)     (181,586)   (124,689)     (783,287)  (73,561)    (615,777)   (113,009)     (891,077)
                                ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
       Total Class C Share
         Transactions ........      16,273       110,803     (59,040)     (374,240)  (68,183)    (566,575)    (77,256)     (599,627)
                                ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
  Class M Shares:
     Proceeds from Shares
       Issued ................     517,345     3,641,382   1,043,818     6,586,676        --           --          --            --
     Reinvestment of Dividends
       and Distributions .....     325,121     2,288,850     399,678     2,561,935        --           --          --            --
     Cost of Shares
       Redeemed ..............  (1,332,173)   (9,061,149) (2,776,194)  (17,854,670)       --           --          --            --
                                ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
       Total Class M Share
         Transactions ........    (489,707)   (3,130,917) (1,332,698)   (8,706,059)       --           --          --            --
                                ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
     Net Decrease from
       Capital Stock
       Activity ..............  (1,298,811) $ (8,658,699)   (102,280) $ (1,043,692) (940,359) $(8,736,459) (2,087,018) $(17,800,771)
                                ==========  ============  ==========  ============  ========  ===========  ==========  ============

Amounts designated as "--" are either $0 or have been rounded to $0.

        The accompanying notes are an integral part of the financial statements.

154 HIGHMARK(R) FUNDS

                                                 LARGE CAP VALUE FUND                        NYSE ARCA TECH 100 INDEX FUND
                                --------------------------------------------------  -----------------------------------------------
                                       SIX MONTHS                                         SIX MONTHS
                                         ENDED                                              ENDED
                                       1/31/2011                 YEAR ENDED               1/31/2011               YEAR ENDED
                                      (UNAUDITED)                7/31/2010               (UNAUDITED)              7/31/2010
                                 SHARES       DOLLARS       SHARES      DOLLARS      SHARES     DOLLARS      SHARES       DOLLARS
                                --------------------------------------------------  -----------------------------------------------
Share Transactions:
  Fiduciary Shares:
     Proceeds from Shares
       Issued ................     711,134  $  7,654,099   1,463,448  $ 14,891,474   120,632  $ 3,636,460      16,327  $    417,533
     Reinvestment of Dividends
       and Distributions .....      91,277       986,623     147,204     1,518,985        --           --          --            --
     Cost of Shares
       Redeemed ..............  (3,293,099)  (35,459,284) (8,297,929)  (86,255,700)   (2,744)     (79,343)     (5,111)     (125,391)
                                ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
       Total Fiduciary Share
         Transactions ........  (2,490,688)  (26,818,562) (6,687,277)  (69,845,241)  117,888    3,557,117      11,216       292,142
                                ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
  Class A Shares:
     Proceeds from Shares
       Issued ................      39,623       433,676     274,566     2,829,136   671,030   19,729,070   1,007,872    24,788,795
     Reinvestment of Dividends
       and Distributions .....      26,754       291,381      24,655       254,321        --           --          --            --
     Cost of Shares
       Redeemed ..............    (324,014)   (3,550,066) (1,130,400)  (11,555,215) (891,124) (25,897,484) (2,241,848)  (54,851,874)
                                ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
       Total Class A Share
         Transactions ........    (257,637)   (2,825,009)   (831,179)   (8,471,758) (220,094)  (6,168,414) (1,233,976)  (30,063,079)
                                ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
  Class B Shares:
     Proceeds from Shares
       Issued ................         276         3,253         503         5,002        52        1,323         926        21,890
     Reinvestment of Dividends
       and Distributions .....       1,156        12,390         661         6,642        --           --          --            --
     Cost of Shares
       Redeemed ..............     (31,949)     (338,881)   (104,165)   (1,056,789) (104,571)  (2,703,267)   (290,604)   (6,562,068)
                                ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
       Total Class B Share
         Transactions ........     (30,517)     (323,238)   (103,001)   (1,045,145) (104,519)  (2,701,944)   (289,678)   (6,540,178)
                                ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
  Class C Shares:
     Proceeds from Shares
       Issued ................       5,039        53,436      15,719       156,531    19,449      530,150      39,875       914,050
     Reinvestment of Dividends
       and Distributions .....       3,042        32,459       1,537        15,424        --           --          --            --
     Cost of Shares
       Redeemed ..............     (80,335)     (838,164)   (134,731)   (1,345,071)  (74,722)  (1,899,992)   (106,455)   (2,424,861)
                                ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
       Total Class C Share
         Transactions ........     (72,254)     (752,269)   (117,475)   (1,173,116)  (55,273)  (1,369,842)    (66,580)   (1,510,811)
                                ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
  Class M Shares:
     Proceeds from Shares
       Issued ................          --            --          --            --        --           --          --            --
     Reinvestment of Dividends
       and Distributions .....          --            --          --            --        --           --          --            --
     Cost of Shares
       Redeemed ..............          --            --          --            --        --           --          --            --
                                ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
       Total Class M Share
         Transactions ........          --            --          --            --        --           --          --            --
                                ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
     Net Decrease from
       Capital Stock
       Activity ..............  (2,851,096) $(30,719,078) (7,738,932) $(80,535,260) (261,998) $(6,683,083) (1,579,018) $(37,821,926)
                                ==========  ============  ==========  ============  ========  ===========  ==========  ============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 155

STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY

                                               SMALL CAP ADVANTAGE FUND                          SMALL CAP VALUE FUND
                                    ---------------------------------------------  -----------------------------------------------
                                         SIX MONTHS                                      SIX MONTHS
                                           ENDED                                            ENDED
                                         1/31/2011               YEAR ENDED               1/31/2011             YEAR ENDED
                                        (UNAUDITED)               7/31/2010              (UNAUDITED)             7/31/2010
                                     SHARES     DOLLARS     SHARES     DOLLARS      SHARES     DOLLARS      SHARES      DOLLARS
                                    ---------------------------------------------  -----------------------------------------------
Share Transactions:
   Fiduciary Shares:
     Proceeds from Shares Issued ..  104,909  $ 1,761,866   311,157  $  4,189,969   326,649  $ 4,018,656     558,388  $  6,254,693
     Reinvestment of Dividends
       and Distributions ..........       --           --     3,174        42,430    23,654      320,513      23,696       254,734
     Cost of Shares Redeemed ...... (222,689)  (3,673,629) (560,001)   (7,738,957) (357,295)  (4,454,084) (1,180,392)  (12,936,459)
                                    --------  -----------  --------  ------------  --------  -----------  ----------  ------------
       Total Fiduciary Share
         Transactions ............. (117,780)  (1,911,763) (245,670)   (3,506,558)   (6,992)    (114,915)   (598,308)   (6,427,032)
                                    --------  -----------  --------  ------------  --------  -----------  ----------  ------------
   Class A Shares:
     Proceeds from Shares Issued ..    1,795       28,884     5,829        77,893    58,789      718,362     333,646     3,724,968
     Reinvestment of Dividends
       and Distributions ..........       --           --        44           587     9,357      123,331      12,588       131,670
     Cost of Shares Redeemed ......   (8,948)    (139,890)   (3,675)      (53,481) (282,372)  (3,361,450) (1,523,816)  (17,000,290)
                                    --------  -----------  --------  ------------  --------  -----------  ----------  ------------
       Total Class A Share
         Transactions .............   (7,153)    (111,006)    2,198        24,999  (214,226)  (2,519,757) (1,177,582)  (13,143,652)
                                    --------  -----------  --------  ------------  --------  -----------  ----------  ------------
   Class B Shares:
     Proceeds from Shares Issued ..       --           --        --            --        --           --      14,739       149,738
     Reinvestment of Dividends
       and Distributions ..........       --           --        --            --        --           --       1,321        13,069
     Cost of Shares Redeemed ......       --           --        --            --   (50,161)    (568,388)   (190,059)   (1,983,886)
                                    --------  -----------  --------  ------------  --------  -----------  ----------  ------------
       Total Class B Share
         Transactions .............       --           --        --            --   (50,161)    (568,388)   (173,999)   (1,821,079)
                                    --------  -----------  --------  ------------  --------  -----------  ----------  ------------
   Class C Shares:
     Proceeds from Shares Issued ..    1,515       25,266     1,464        19,495    20,365      240,101      23,462       232,821
     Reinvestment of Dividends
       and Distributions ..........       --           --        --            --     1,896       23,433       2,775        27,254
     Cost of Shares Redeemed ......       (2)         (30)   (3,514)      (47,431)  (41,729)    (481,344)   (173,958)   (1,772,414)
                                    --------  -----------  --------  ------------  --------  -----------  ----------  ------------
       Total Class C Share
         Transactions .............    1,513       25,236    (2,050)      (27,936)  (19,468)    (217,810)   (147,721)   (1,512,339)
                                    --------  -----------  --------  ------------  --------  -----------  ----------  ------------
     Net Decrease from Capital
       Stock Activity ............. (123,420) $(1,997,533) (245,522) $ (3,509,495) (290,847) $(3,420,870) (2,097,610) $(22,904,102)
                                    ========  ===========  ========  ============  ========  ===========  ==========  ============

Amounts designated as "--" are either $0 or have been rounded to $0.

        The accompanying notes are an integral part of the financial statements.

156 HIGHMARK(R) FUNDS

                                               VALUE MOMENTUM FUND                             CAPITAL GROWTH ALLOCATION
                                --------------------------------------------------  ----------------------------------------------
                                       SIX MONTHS                                         SIX MONTHS
                                         ENDED                                              ENDED
                                       1/31/2011                 YEAR ENDED               1/31/2011              YEAR ENDED
                                      (UNAUDITED)                7/31/2010              (UNAUDITED)              7/31/2010
                                  SHARES      DOLLARS       SHARES       DOLLARS     SHARES     DOLLARS      SHARES      DOLLARS
                                --------------------------------------------------  ----------------------------------------------
Share Transactions:
  Fiduciary Shares:
    Proceeds from Shares
      Issued .................   1,159,603  $ 16,725,422   2,010,995  $ 27,393,741       103  $     2,047      1,274  $     21,363
    Reinvestment of
      Dividends and
      Distributions ..........     172,611     2,496,412     165,801     2,261,189        61        1,212        112         2,035
    Cost of Shares Redeemed ..  (2,634,969)  (37,839,030) (4,325,937)  (58,876,842)   (6,230)    (120,963)    (2,047)      (35,702)
                                ----------  ------------  ----------  ------------  --------  -----------  ---------  ------------
      Total Fiduciary Share
        Transactions .........  (1,302,755)  (18,617,196) (2,149,141)  (29,221,912)   (6,066)    (117,704)      (661)      (12,304)
                                ----------  ------------  ----------  ------------  --------  -----------  ---------  ------------
  Class A Shares:
    Proceeds from Shares
      Issued .................      75,604     1,099,843     202,680     2,757,666   120,766    2,416,028    275,110     4,942,782
    Reinvestment of
      Dividends and
      Distributions ..........      56,560       815,088      49,603       673,628     7,460      150,898      9,509       173,229
    Cost of Shares Redeemed ..    (692,780)   (9,943,289) (1,140,055)  (15,420,514) (188,952)  (3,727,680)  (453,287)   (8,195,630)
                                ----------  ------------  ----------  ------------  --------  -----------  ---------  ------------
      Total Class A Share
        Transactions .........    (560,616)   (8,028,358)   (887,772)  (11,989,220)  (60,726)  (1,160,754)  (168,668)   (3,079,619)
                                ----------  ------------  ----------  ------------  --------  -----------  ---------  ------------
  Class B Shares:
    Proceeds from Shares
      Issued .................         434         6,547          --            --        --           --         --            --
    Reinvestment of
      Dividends and
      Distributions ..........       2,037        28,668       1,122        14,411        --           --         --            --
    Cost of Shares Redeemed ..     (62,130)     (879,150)   (224,343)   (3,005,311)       --           --         --            --
                                ----------  ------------  ----------  ------------  --------  -----------  ---------  ------------
      Total Class B Share
        Transactions .........     (59,659)     (843,935)   (223,221)   (2,990,900)       --           --         --            --
                                ----------  ------------  ----------  ------------  --------  -----------  ---------  ------------
  Class C Shares:
    Proceeds from Shares
      Issued .................       3,012        42,319      15,078       201,967    67,411    1,333,439    168,565     3,011,984
    Reinvestment of
      Dividends and
      Distributions ..........       1,685        23,681         745         9,603       246        5,097      2,489        44,921
    Cost of Shares Redeemed ..     (24,679)     (338,771)    (82,054)   (1,071,331)  (86,856)  (1,684,731)  (174,042)   (3,066,550)
                                ----------  ------------  ----------  ------------  --------  -----------  ---------  ------------
      Total Class C Share
        Transactions .........     (19,982)     (272,771)    (66,231)     (859,761)  (19,199)    (346,195)    (2,988)       (9,645)
                                ----------  ------------  ----------  ------------  --------  -----------  ---------  ------------
    Net Decrease from
      Capital Stock
        Activity .............  (1,943,012) $(27,762,260) (3,326,365) $(45,061,793)  (85,991) $(1,624,653)  (172,317) $ (3,101,568)
                                ==========  ============  ==========  ============  ========  ===========  =========  ============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 157

STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY

                                          DIVERSIFIED EQUITY ALLOCATION FUND               GROWTH & INCOME ALLOCATION FUND
                                     --------------------------------------------  -----------------------------------------------
                                          SIX MONTHS                                     SIX MONTHS
                                             ENDED                                         ENDED
                                          1/31/2011              YEAR ENDED              1/31/2011               YEAR ENDED
                                         (UNAUDITED)             7/31/2010              (UNAUDITED)              7/31/2010
                                      SHARES    DOLLARS     SHARES     DOLLARS      SHARES     DOLLARS      SHARES       DOLLARS
                                     --------------------------------------------  -----------------------------------------------
Share Transactions:
  Fiduciary Shares:
    Proceeds from Shares Issued ...    3,271  $    54,750    30,157  $    471,245     2,601  $    54,505          --  $         --
    Reinvestment of Dividends and
      Distributions ...............      111        2,078        12           182        50        1,027         103         1,948
    Cost of Shares Redeemed .......   (3,986)     (73,463)     (999)      (15,845)   (1,899)     (35,665)        (55)       (1,000)
                                     -------  -----------  --------  ------------  --------  -----------  ----------  ------------
      Total Fiduciary Share
        Transactions ..............     (604)     (16,635)   29,170       455,582       752       19,867          48           948
                                     -------  -----------  --------  ------------  --------  -----------  ----------  ------------
  Class A Shares:
    Proceeds from Shares Issued ...   34,281      626,435    46,949       752,397   149,495    3,081,694     322,699     6,090,425
    Reinvestment of Dividends and
      Distributions ...............      203        3,777       514         8,105     8,224      168,261      15,481       291,400
    Cost of Shares Redeemed .......  (21,325)    (371,181)  (45,379)     (711,877) (142,672)  (2,854,739)   (318,698)   (5,921,378)
                                     -------  -----------  --------  ------------  --------  -----------  ----------  ------------
      Total Class A Share
        Transactions ..............   13,159      259,031     2,084        48,625    15,047      395,216      19,482       460,447
                                     -------  -----------  --------  ------------  --------  -----------  ----------  ------------
  Class B Shares:
    Proceeds from Shares Issued ...       --           --        --            --        --           --          --            --
    Reinvestment of Dividends and
      Distributions ...............       --           --        --            --        --           --          --            --
    Cost of Shares Redeemed .......       --           --        --            --        --           --          --            --
                                     -------  -----------  --------  ------------  --------  -----------  ----------  ------------
      Total Class B Share
        Transactions ..............       --           --        --            --        --           --          --            --
                                     -------  -----------  --------  ------------  --------  -----------  ----------  ------------
  Class C Shares:
    Proceeds from Shares Issued ...   27,380      474,925    54,439       859,412   104,372    2,113,773     163,293     3,035,161
    Reinvestment of Dividends and
      Distributions ...............       --           --       127         1,983     2,988       60,964       5,460       102,279
    Cost of Shares Redeemed .......  (15,512)    (258,936)  (29,284)     (444,697)  (81,748)  (1,628,582)   (188,909)   (3,503,397)
                                     -------  -----------  --------  ------------  --------  -----------  ----------  ------------
      Total Class C Share
        Transactions ..............   11,868      215,989    25,282       416,698    25,612      546,155     (20,156)     (365,957)
                                     -------  -----------  --------  ------------  --------  -----------  ----------  ------------
    Net Increase (Decrease) from
      Capital Stock Activity ......   24,423  $   458,385    56,536  $    920,905    41,411  $   961,238        (626) $     95,438
                                     =======  ===========  ========  ============  ========  ===========  ==========  ============

Amounts designated as "--" are either $0 or have been rounded to $0.

        The accompanying notes are an integral part of the financial statements.

158 HIGHMARK(R) FUNDS

                                              INCOME PLUS ALLOCATION FUND                             BOND FUND
                                  ---------------------------------------------  --------------------------------------------------
                                        SIX MONTHS                                      SIX MONTHS
                                          ENDED                                           ENDED
                                        1/31/2011              YEAR ENDED                1/31/2011                YEAR ENDED
                                       (UNAUDITED)             7/31/2010               (UNAUDITED)                7/31/2010
                                   SHARES     DOLLARS     SHARES      DOLLARS      SHARES      DOLLARS       SHARES       DOLLARS
                                  ---------------------------------------------  --------------------------------------------------
Share Transactions:
  Fiduciary Shares:
    Proceeds from Shares
      Issued ....................       --  $        --       902  $     17,500   2,394,144  $ 27,306,761   5,574,740  $ 61,688,835
    Reinvestment of Dividends
      and Distributions .........      179        3,685       224         4,359     554,930     6,269,177     677,296     7,489,780
    Cost of Shares Redeemed .....     (643)     (12,931)     (268)       (5,268) (3,042,658)  (34,602,954) (5,751,601)  (63,781,540)
                                  --------  -----------  --------  ------------  ----------  ------------  ----------  ------------
      Total Fiduciary Share
        Transactions ............     (464)      (9,246)      858        16,591     (93,584)   (1,027,016)    500,435     5,397,075
                                  --------  -----------  --------  ------------  ----------  ------------  ----------  ------------
  Class A Shares:
    Proceeds from Shares
      Issued ....................   54,622    1,098,473   268,147     5,199,289     433,531     4,882,637     977,218    10,658,953
    Reinvestment of Dividends
      and Distributions .........    5,451      112,260     6,062       117,980      53,037       590,494      67,090       730,602
    Cost of Shares Redeemed ..... (108,543)  (2,223,310) (121,885)   (2,351,233)   (483,739)   (5,407,129)   (603,596)   (6,576,638)
                                  --------  -----------  --------  ------------  ----------  ------------  ----------  ------------
      Total Class A Share
        Transactions ............  (48,470)  (1,012,577)  152,324     2,966,036       2,829        66,002     440,712     4,812,917
                                  --------  -----------  --------  ------------  ----------  ------------  ----------  ------------
  Class B Shares:
    Proceeds from Shares
       Issued ...................       --           --        --            --       7,967        89,327       8,791        96,035
    Reinvestment of Dividends
      and Distributions .........       --           --        --            --       2,227        24,666       5,214        56,427
    Cost of Shares Redeemed .....       --           --        --            --     (26,466)     (296,524)   (157,571)   (1,706,948)
                                  --------  -----------  --------  ------------  ----------  ------------  ----------  ------------
      Total Class B Share
        Transactions ............       --           --        --            --     (16,272)     (182,531)   (143,566)   (1,554,486)
                                  --------  -----------  --------  ------------  ----------  ------------  ----------  ------------
  Class C Shares:
    Proceeds from Shares
      Issued ....................  118,605    2,403,173   151,534     2,896,971     305,677     3,422,289     293,071     3,181,597
    Reinvestment of Dividends
      and Distributions .........    3,517       72,128     2,454        47,464      10,841       119,956       6,797        73,817
    Cost of Shares Redeemed .....  (40,780)    (821,738)  (47,070)     (908,824)    (99,060)   (1,094,478)    (50,502)     (548,904)
                                  --------  -----------  --------  ------------  ----------  ------------  ----------  ------------
      Total Class C Share
        Transactions ............   81,342    1,653,563   106,918     2,035,611     217,458     2,447,767     249,366     2,706,510
                                  --------  -----------  --------  ------------  ----------  ------------  ----------  ------------
    Net Increase (Decrease) from
      Capital Stock Activity ....   32,408  $   631,740   260,100  $  5,018,238     110,431  $  1,304,222   1,046,947  $ 11,362,016
                                  ========  ===========  ========  ============  ==========  ============  ==========  ============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 159

STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY

                                  CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND          NATIONAL INTERMEDIATE TAX-FREE BOND FUND
                               -------------------------------------------------  --------------------------------------------------
                                       SIX MONTHS                                       SIX MONTHS
                                         ENDED                                             ENDED
                                       1/31/2011                      YEAR ENDED          1/31/2011               YEAR ENDED
                                      (UNAUDITED)                     7/31/2010          (UNAUDITED)             7/31/2010(1)
                                 SHARES      DOLLARS       SHARES      DOLLARS      SHARES      DOLLARS      SHARES       DOLLARS
                               -------------------------------------------------  --------------------------------------------------
Share Transactions:
  Fiduciary Shares:
    Proceeds from Shares
      Issued .................  2,328,149  $23,807,905    3,688,083  $37,392,969     990,258  $11,362,863    1,577,838  $17,912,769
    Reinvestment of Dividends
      and Distributions ......     45,659      462,453       82,682      839,016      21,770      247,783       38,588      437,757
    Cost of Shares Redeemed .. (1,639,186) (16,631,411)  (2,399,811) (24,338,568)   (875,208)  (9,922,916)  (1,245,952) (14,108,536)
                               ----------  -----------  -----------  -----------  ----------  -----------  -----------  -----------
      Total Fiduciary Share
        Transactions .........    734,622    7,638,947    1,370,954   13,893,417     136,820    1,687,730      370,474    4,241,990
                               ----------  -----------  -----------  -----------  ----------  -----------  -----------  -----------
  Class A Shares:
    Proceeds from Shares
      Issued .................  2,783,482   28,323,394    3,689,289   37,294,890     752,729    8,600,257    1,122,311   12,713,768
    Reinvestment of Dividends
      and Distributions ......     64,326      649,545      105,392    1,064,003      15,217      173,547       34,099      386,698
    Cost of Shares Redeemed .. (2,669,860) (26,660,489)  (1,212,513) (12,244,600)   (617,193)  (6,976,805)    (932,435) (10,563,632)
                               ----------  -----------  -----------  -----------  ----------  -----------  -----------  -----------
      Total Class A Share
        Transactions .........    177,948    2,312,450    2,582,168   26,114,293     150,753    1,796,999      223,975    2,536,834
                               ----------  -----------  -----------  -----------  ----------  -----------  -----------  -----------
  Class B Shares:
    Proceeds from Shares
      Issued .................         11          122           --           --          --           --           --           --
    Reinvestment of Dividends
      and Distributions ......        289        2,923        1,992       20,097          --           --           --           --
    Cost of Shares Redeemed ..    (26,509)    (271,352)    (102,055)  (1,028,213)         --           --           --           --
                               ----------  -----------  -----------  -----------  ----------  -----------  -----------  -----------
      Total Class B Share
        Transactions .........    (26,209)    (268,307)    (100,063)  (1,008,116)         --           --           --           --
                               ----------  -----------  -----------  -----------  ----------  -----------  -----------  -----------
  Class C Shares:
    Proceeds from Shares
      Issued .................    845,825    8,604,730    1,049,800   10,572,230     154,148    1,775,127      204,826    2,323,977
    Reinvestment of Dividends
      and Distributions ......     12,863      129,136       17,578      176,943       1,872       21,319          914       10,402
    Cost of Shares Redeemed ..   (202,015)  (2,023,191)     (99,602)  (1,002,909)    (21,767)    (245,279)          (9)        (100)
                               ----------  -----------  -----------  -----------  ----------  -----------  -----------  -----------
      Total Class C Share
        Transactions .........    656,673    6,710,675      967,776    9,746,264     134,253    1,551,167      205,731    2,334,279
                               ----------  -----------  -----------  -----------  ----------  -----------  -----------  -----------
    Net Increase (Decrease)
      from Capital Stock
      Activity ...............  1,543,034  $16,393,765    4,820,835  $48,745,858     421,826  $ 5,035,896      800,180  $ 9,113,103
                               ==========  ===========  ===========  ===========  ==========  ===========  ===========  ===========

Amounts designated as "--" are either $0 or have been rounded to $0.

(1)   Class C Shares resumed operations on December 4, 2009.

(2)   The Fund began issuing Fiduciary Shares on August 3, 2010.

        The accompanying notes are an integral part of the financial statements.

160 HIGHMARK(R) FUNDS

                                             SHORT TERM BOND FUND                           WISCONSIN TAX-EXEMPT FUND
                                -----------------------------------------------  ------------------------------------------------
                                      SIX MONTHS                                       SIX MONTHS
                                        ENDED                                            ENDED
                                      1/31/2011                YEAR ENDED             1/31/2011(2)              YEAR ENDED
                                     (UNAUDITED)               7/31/2010               (UNAUDITED)               7/31/2010
                                 SHARES      DOLLARS      SHARES      DOLLARS      SHARES      DOLLARS      SHARES      DOLLARS
                                -----------------------------------------------  ------------------------------------------------
Share Transactions:
  Fiduciary Shares:
    Proceeds from Shares
      Issued .................  2,585,397  $26,141,530   3,666,010  $36,907,146      13,104  $   139,302          --  $        --
    Reinvestment of Dividends
      and Distributions ......     64,993      655,939     101,725    1,024,311          76          785          --           --
    Cost of Shares Redeemed ..   (992,632) (10,012,894) (1,885,497) (19,007,646)         --           --          --           --
                                ---------  -----------  ----------  -----------  ----------  -----------  ----------  -----------
      Total Fiduciary Share
        Transactions .........  1,657,758   16,784,575   1,882,238   18,923,811      13,180      140,087          --           --
                                ---------  -----------  ----------  -----------  ----------  -----------  ----------  -----------
  Class A Shares:
    Proceeds from Shares
      Issued .................  1,091,990   11,024,217   2,281,098   22,943,512     599,704    6,286,902   1,258,261   13,085,247
    Reinvestment of Dividends
      and Distributions ......     20,854      210,177      25,811      259,610     183,038    1,897,754     335,617    3,487,869
    Cost of Shares Redeemed ..   (856,861)  (8,651,942) (1,013,278) (10,202,619) (1,294,444) (13,397,274) (1,550,661) (16,109,882)
                                ---------  -----------  ----------  -----------  ----------  -----------  ----------  -----------
      Total Class A Share
        Transactions .........    255,983    2,582,452   1,293,631   13,000,503    (511,702)  (5,212,618)     43,217      463,234
                                ---------  -----------  ----------  -----------  ----------  -----------  ----------  -----------
  Class B Shares:
    Proceeds from Shares
      Issued .................         --           --          --           --       2,754       29,163       6,723       68,395
    Reinvestment of Dividends
      and Distributions ......         --           --          --           --       1,988       20,587       4,307       44,676
    Cost of Shares Redeemed ..         --           --          --           --     (33,037)    (341,130)    (46,583)    (482,545)
                                ---------  -----------  ----------  -----------  ----------  -----------  ----------  -----------
      Total Class B Share
        Transactions .........         --           --          --           --     (28,295)    (291,380)    (35,553)    (369,474)
                                ---------  -----------  ----------  -----------  ----------  -----------  ----------  -----------
  Class C Shares:
    Proceeds from Shares
      Issued .................    759,786    7,763,565   1,546,664   15,742,015     265,669    2,777,179     449,614    4,686,551
    Reinvestment of Dividends
      and Distributions ......     13,992      142,749      14,855      151,159      12,472      128,997      15,182      157,657
    Cost of Shares Redeemed ..   (258,065)  (2,630,686)   (150,532)  (1,532,857)   (173,632)  (1,791,911)   (132,988)  (1,375,020)
                                ---------  -----------  ----------  -----------  ----------  -----------  ----------  -----------
      Total Class C Share
        Transactions .........    515,713    5,275,628   1,410,987   14,360,317     104,509    1,114,265     331,808    3,469,188
                                ---------  -----------  ----------  -----------  ----------  -----------  ----------  -----------
    Net Increase (Decrease)
      from Capital Stock
      Activity ...............  2,429,454  $24,642,655   4,586,856  $46,284,631    (422,308) $(4,249,646)    339,472  $ 3,562,948
                                =========  ===========  ==========  ===========  ==========  ===========  ==========  ===========

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 161

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2011 (UNAUDITED) AND THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)

                                                                                     DIVIDENDS AND
                                          INVESTMENT ACTIVITIES                      DISTRIBUTIONS
                             NET      ------------------------------              -------------------
                            ASSET                      NET REALIZED                                       TOTAL
                            VALUE,          NET       AND UNREALIZED    TOTAL        NET                   FROM
                           BEGINNING    INVESTMENT    GAIN (LOSS) ON     FROM     INVESTMENT  CAPITAL  DIVIDENDS AND  REDEMPTION
                           OF PERIOD  INCOME (LOSS)+   INVESTMENTS    OPERATIONS    INCOME     GAINS   DISTRIBUTIONS     FEES
---------------------------------------------------------------------------------------------------------------------------------
-------------
BALANCED FUND
-------------

   FIDUCIARY SHARES
   2011*                    $12.56        $0.085        $ 1.395        $ 1.480     $(0.150)   $    --     $(0.150)     $  --
   2010                      11.31         0.223          1.197          1.420      (0.170)        --      (0.170)        --
   2009                      12.58         0.211         (1.273)~       (1.062)     (0.208)        --      (0.208)        --
   2008                      14.95         0.292         (1.141)        (0.849)     (0.285)    (1.236)     (1.521)        --
   2007                      14.06         0.296          1.300          1.596      (0.301)    (0.405)     (0.706)        --
   2006                      13.81         0.257          0.258          0.515      (0.265)        --      (0.265)        --
   CLASS A SHARES
   2011*                    $12.53        $0.068        $ 1.395        $ 1.463     $(0.133)   $    --     $(0.133)     $  --
   2010                      11.29         0.192          1.186          1.378      (0.138)        --      (0.138)        --
   2009                      12.56         0.185         (1.270)~       (1.085)     (0.185)        --      (0.185)        --
   2008                      14.92         0.256         (1.130)        (0.874)     (0.250)    (1.236)     (1.486)        --
   2007                      14.04         0.260          1.291          1.551      (0.266)    (0.405)     (0.671)        --
   2006                      13.79         0.224          0.258          0.482      (0.232)        --      (0.232)        --
   CLASS B SHARES
   2011*                    $12.50        $0.028        $ 1.395        $ 1.423     $(0.093)   $    --     $(0.093)     $  --
   2010                      11.25         0.118          1.188          1.306      (0.056)        --      (0.056)        --
   2009                      12.52         0.122         (1.267)~       (1.145)     (0.125)        --      (0.125)        --
   2008                      14.87         0.175         (1.123)        (0.948)     (0.166)    (1.236)     (1.402)        --
   2007                      14.00         0.170          1.282          1.452      (0.177)    (0.405)     (0.582)        --
   2006                      13.75         0.138          0.259          0.397      (0.147)        --      (0.147)        --
   CLASS C SHARES
   2011*                    $12.46        $0.028        $ 1.386        $ 1.414     $(0.094)   $    --     $(0.094)     $  --
   2010                      11.22         0.118          1.183          1.301      (0.061)        --      (0.061)        --
   2009                      12.49         0.121         (1.264)~       (1.143)     (0.127)        --      (0.127)        --
   2008                      14.85         0.171         (1.128)        (0.957)     (0.167)    (1.236)     (1.403)        --
   2007                      13.98         0.171          1.284          1.455      (0.180)    (0.405)     (0.585)        --
   2006                      13.73         0.138          0.261          0.399      (0.149)        --      (0.149)        --

--------------------
COGNITIVE VALUE FUND
--------------------

   FIDUCIARY SHARES
   2011*                    $ 9.36        $0.051        $ 1.779        $ 1.830     $(0.140)   $    --     $(0.140)     $  --#
   2010                       7.87         0.058          1.503##        1.561      (0.071)        --      (0.071)        --#
   2009                      10.23         0.082         (2.354)        (2.272)     (0.088)        --      (0.088)        --#
   2008                      13.03         0.082         (1.405)        (1.323)     (0.097)    (1.380)     (1.477)        --#
   2007                      13.03         0.078          1.475          1.553      (0.059)    (1.494)     (1.553)        --
   2006 (1)                  13.38         0.011         (0.361)        (0.350)         --         --          --         --
   CLASS A SHARES
   2011*                    $ 9.37        $0.037        $ 1.782        $ 1.819     $(0.119)   $    --     $(0.119)     $  --#
   2010                       7.89         0.030          1.501##        1.531      (0.051)        --      (0.051)        --#
   2009                      10.19         0.056         (2.341)        (2.285)     (0.015)        --      (0.015)        --#
   2008                      12.97         0.041         (1.390)        (1.349)     (0.051)    (1.380)     (1.431)        --#
   2007                      13.02         0.037          1.461          1.498      (0.054)    (1.494)     (1.548)        --
   2006 (2)                  13.53         0.029         (0.539)        (0.510)         --         --          --         --
   CLASS C SHARES
   2011*                    $ 9.11        $0.006        $ 1.725        $ 1.731     $(0.031)   $    --     $(0.031)     $  --#
   2010                       7.68        (0.022)         1.473##        1.451      (0.021)        --      (0.021)        --#
   2009                      10.04         0.008         (2.316)        (2.308)     (0.052)        --      (0.052)        --#
   2008                      12.89        (0.029)        (1.380)        (1.409)     (0.061)    (1.380)     (1.441)        --#
   2007                      12.98        (0.043)         1.447          1.404          --     (1.494)     (1.494)        --
   2006 (2)                  13.53        (0.013)        (0.537)        (0.550)         --         --          --         --
   CLASS M SHARES
   2011*                    $ 9.37        $0.057        $ 1.773        $ 1.830     $(0.150)   $    --     $(0.150)     $  --#
   2010                       7.87         0.065          1.508##        1.573      (0.073)        --      (0.073)        --#
   2009                      10.22         0.083         (2.345)        (2.262)     (0.088)        --      (0.088)        --#
   2008                      13.02         0.084         (1.407)        (1.323)     (0.097)    (1.380)     (1.477)        --#
   2007                      13.02         0.088          1.465          1.553      (0.059)    (1.494)     (1.553)        --
   2006 (3)                  13.59         0.056          1.155          1.211      (0.033)    (1.748)     (1.781)        --
   2005 (4)                  12.79          0.03           2.08           2.11       (0.03)     (1.28)      (1.31)        --


                                                                             RATIO
                                                                          OF EXPENSES
                                                                           TO AVERAGE     RATIO OF
                              NET                   NET                    NET ASSETS       NET
                             ASSET                ASSETS,      RATIO       EXCLUDING     INVESTMENT
                             VALUE,                 END     OF EXPENSES   FEE WAIVERS   INCOME (LOSS)  PORTFOLIO
                              END       TOTAL    OF PERIOD   TO AVERAGE  AND REDUCTION    TO AVERAGE    TURNOVER
                           OF PERIOD  RETURN***    (000)     NET ASSETS   OF EXPENSES     NET ASSETS      RATE
-----------------------------------------------------------------------------------------------------------------
-------------
BALANCED FUND
-------------

   FIDUCIARY SHARES
   2011*                    $13.89      11.83%   $  18,822     0.99%         1.54%         1.28%           19%
   2010                      12.56      12.60       17,552     0.98          1.60          1.81            31
   2009                      11.31      (8.24)      16,799     0.97          1.56          2.01            48
   2008                      12.58      (6.52)      22,274     0.96          1.23          2.09            28
   2007                      14.95      11.47       33,427     0.94          1.12          1.99            23
   2006                      14.06       3.77       37,571     0.92          1.10          1.85            16
   CLASS A SHARES
   2011*                    $13.86      11.72%   $   6,223     1.24%         1.79%         1.03%           19%
   2010                      12.53      12.24        5,657     1.23          1.85          1.56            31
   2009                      11.29      (8.46)       4,516     1.22          1.81          1.76            48
   2008                      12.56      (6.69)       5,829     1.21          1.48          1.84            28
   2007                      14.92      11.14        7,359     1.19          1.37          1.75            23
   2006                      14.04       3.52        7,065     1.17          1.34          1.61            16
   CLASS B SHARES
   2011*                    $13.83      11.40%   $     402     1.84%         2.29%         0.43%           19%
   2010                      12.50      11.62          455     1.83          2.35          0.96            31
   2009                      11.25      (9.03)         544     1.82          2.31          1.16            48
   2008                      12.52      (7.21)       1,295     1.80          1.97          1.25            28
   2007                      14.87      10.44        2,277     1.79          1.87          1.15            23
   2006                      14.00       2.90        3,089     1.79          1.85          0.99            16
   CLASS C SHARES
   2011*                    $13.78      11.37%   $     814     1.84%         2.29%         0.43%           19%
   2010                      12.46      11.61          510     1.83          2.35          0.96            31
   2009                      11.22      (9.03)         333     1.82          2.31          1.16            48
   2008                      12.49      (7.29)         373     1.81          1.98          1.24            28
   2007                      14.85      10.48          393     1.79          1.87          1.15            23
   2006                      13.98       2.92          338     1.79          1.85          0.99            16

--------------------
COGNITIVE VALUE FUND
--------------------

   FIDUCIARY SHARES
   2011*                    $11.05      19.45%   $   2,982     1.19%         1.33%         1.00%           95%
   2010                       9.36      20.06##      2,230     1.13          1.33          0.66           152
   2009                       7.87     (22.10)       1,837     1.03          1.34          1.11           141
   2008                      10.23     (10.97)       2,294     1.01          1.28          0.75           109
   2007                      13.03      11.97        2,270     0.94          1.23          0.58           103
   2006 (1)                  13.03      (2.62)       1,728     0.39**        0.39**        1.08**          76
   CLASS A SHARES
   2011*                    $11.07      19.31%   $     947     1.47%         1.58%         0.72%           95%
   2010                       9.37      19.60##        655     1.45          1.58          0.34           152
   2009                       7.89     (22.40)         333     1.40          1.59          0.74           141
   2008                      10.19     (11.22)         509     1.41          1.53          0.35           109
   2007                      12.97      11.52        3,766     1.34          1.48          0.28           103
   2006 (2)                  13.02      (3.77)         483     0.94**        0.94**        0.67**          76
   CLASS C SHARES
   2011*                    $10.81      19.00%   $     587     2.07%         2.08%         0.12%           95%
   2010                       9.11      18.92##        520     2.05          2.08         (0.26)          152
   2009                       7.68     (22.92)         413     2.02          2.09          0.12           141
   2008                      10.04     (11.81)          50     2.02          2.05         (0.27)          109
   2007                      12.89      10.79           31     1.97          2.01         (0.32)          103
   2006 (2)                  12.98      (4.07)           3     1.86**        1.86**       (0.29)**         76
   CLASS M SHARES
   2011*                    $11.05      19.57%   $  87,478     1.07%         1.08%         1.12%           95%
   2010                       9.37      20.08##     70,390     1.05          1.08          0.74           152
   2009                       7.87     (22.02)      67,711     1.02          1.09          1.12           141
   2008                      10.22     (10.98)      91,371     1.01          1.03          0.75           109
   2007                      13.02      11.98      103,295     0.94          0.97          0.65           103
   2006 (3)                  13.02      10.13       91,652     1.00**        1.02**        0.51**          76
   2005 (4)                  13.59      17.14       86,500     1.09          1.09          0.25            59

        The accompanying notes are an integral part of the financial statements.

162 HIGHMARK(R) FUNDS

                                                                                     DIVIDENDS AND
                                        INVESTMENT ACTIVITIES                        DISTRIBUTIONS
                                   -------------------------------                -----------------------
                          NET
                         ASSET                       NET REALIZED                                            TOTAL
                         VALUE,          NET        AND UNREALIZED      TOTAL         NET                    FROM
                       BEGINNING     INVESTMENT     GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND   REDEMPTION
                       OF PERIOD   INCOME (LOSS)+     INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS      FEES
-----------------------------------------------------------------------------------------------------------------------------------
----------------
CORE EQUITY FUND
----------------

   FIDUCIARY SHARES
   2011*                 $ 7.24        $0.049          $ 1.227        $ 1.276      $(0.046)    $    --      $(0.046)        $ --
   2010                    6.39         0.081            0.848          0.929       (0.079)         --       (0.079)          --
   2009                    8.12         0.120           (1.733)        (1.613)      (0.117)         --       (0.117)          --
   2008                    9.96         0.132           (1.502)        (1.370)      (0.133)     (0.337)      (0.470)          --
   2007                    8.78         0.104            1.178          1.282       (0.102)         --       (0.102)          --
   2006                    8.10         0.088            0.680          0.768       (0.088)         --       (0.088)          --
   CLASS A SHARES
   2011*                 $ 7.23        $0.038          $ 1.215        $ 1.253      $(0.033)    $    --      $(0.033)        $ --
   2010                    6.38         0.061            0.848          0.909       (0.059)         --       (0.059)          --
   2009                    8.10         0.103           (1.722)        (1.619)      (0.101)         --       (0.101)          --
   2008                    9.93         0.108           (1.495)        (1.387)      (0.106)     (0.337)      (0.443)          --
   2007                    8.76         0.072            1.175          1.247       (0.077)         --       (0.077)          --
   2006                    8.09         0.066            0.672          0.738       (0.068)         --       (0.068)          --
   CLASS B SHARES
   2011*                 $ 7.06        $0.014          $ 1.193        $ 1.207      $(0.007)    $    --      $(0.007)        $ --
   2010                    6.23         0.017            0.829          0.846       (0.016)         --       (0.016)          --
   2009                    7.92         0.066           (1.687)        (1.621)      (0.069)         --       (0.069)          --
   2008                    9.74         0.050           (1.473)        (1.423)      (0.060)     (0.337)      (0.397)          --
   2007                    8.61         0.018            1.152          1.170       (0.040)         --       (0.040)          --
   2006                    7.95         0.014            0.671          0.685       (0.025)         --       (0.025)          --
   CLASS C SHARES
   2011*                 $ 7.03        $0.014          $ 1.183        $ 1.197      $(0.007)    $    --      $(0.007)        $ --
   2010                    6.21         0.017            0.821          0.838       (0.018)         --       (0.018)          --
   2009                    7.92         0.064           (1.699)        (1.635)      (0.075)         --       (0.075)          --
   2008                    9.74         0.052           (1.472)        (1.420)      (0.063)     (0.337)      (0.400)          --
   2007                    8.61         0.013            1.155          1.168       (0.038)         --       (0.038)          --
   2006                    7.96         0.014            0.661          0.675       (0.025)         --       (0.025)          --

--------------------
ENHANCED GROWTH FUND
--------------------

   FIDUCIARY SHARES
   2011*                 $ 9.20       $(0.013)         $ 2.153        $ 2.140      $    --     $    --      $    --         $ --
   2010                    8.07        (0.008)           1.151          1.143       (0.013)         --       (0.013)          --
   2009                    9.26         0.009           (1.199)        (1.190)          --          --           --           --
   2008 (5)                9.29        (0.022)          (0.008)        (0.030)          --          --           --           --
   CLASS A SHARES
   2011*                 $ 9.05       $(0.031)         $ 2.121        $ 2.090      $    --     $    --      $    --         $ --
   2010                    7.96        (0.042)           1.133          1.091       (0.001)         --       (0.001)          --
   2009                    9.17        (0.018)          (1.192)        (1.210)          --          --           --           --
   2008                   10.17        (0.065)          (0.935)        (1.000)          --          --           --           --
   2007                    8.05        (0.075)           2.195          2.120           --          --           --           --
   2006 (2)                9.29        (0.029)          (1.211)        (1.240)          --          --           --           --

                                                                              RATIO
                                                                           OF EXPENSES
                                                                            TO AVERAGE      RATIO OF
                          NET                      NET                      NET ASSETS        NET
                         ASSET                   ASSETS,      RATIO         EXCLUDING      INVESTMENT
                         VALUE,                    END      OF EXPENSES    FEE WAIVERS    INCOME (LOSS)   PORTFOLIO
                          END        TOTAL      OF PERIOD   TO AVERAGE    AND REDUCTION     TO AVERAGE    TURNOVER
                       OF PERIOD   RETURN***      (000)     NET ASSETS     OF EXPENSES      NET ASSETS      RATE
-------------------------------------------------------------------------------------------------------------------
----------------
CORE EQUITY FUND
----------------

   FIDUCIARY SHARES
   2011*                 $ 8.47      17.70%     $ 59,711       0.96%          1.22%            1.26%         29%
   2010                    7.24      14.56        55,593       0.95           1.22             1.13          93
   2009                    6.39     (19.59)       60,454       0.92           1.19             2.00          42
   2008                    8.12     (14.35)       95,872       0.90           1.11             1.46          56
   2007                    9.96      14.61       127,266       0.91           1.08             1.05          79
   2006                    8.78       9.53       110,720       0.91           1.07             1.04          72
   CLASS A SHARES
   2011*                 $ 8.45      17.38%     $  2,915       1.25%          1.47%            0.97%         29%
   2010                    7.23      14.27         2,640       1.23           1.47             0.85          93
   2009                    6.38     (19.83)        2,004       1.20           1.44             1.72          42
   2008                    8.10     (14.45)        3,400       1.19           1.37             1.17          56
   2007                    9.93      14.24         8,664       1.18           1.34             0.72          79
   2006                    8.76       9.15         2,749       1.17           1.34             0.79          72
   CLASS B SHARES
   2011*                 $ 8.26      17.10%     $    481       1.85%          1.97%            0.37%         29%
   2010                    7.06      13.58           451       1.83           1.97             0.25          93
   2009                    6.23     (20.35)          900       1.80           1.94             1.12          42
   2008                    7.92     (15.08)        1,873       1.79           1.86             0.57          56
   2007                    9.74      13.57         2,663       1.78           1.83             0.19          79
   2006                    8.61       8.63         2,717       1.79           1.84             0.17          72
   CLASS C SHARES
   2011*                 $ 8.22      17.04%     $    572       1.85%          1.97%            0.37%         29%
   2010                    7.03      13.50           441       1.83           1.97             0.25          93
   2009                    6.21     (20.52)          446       1.80           1.94             1.12          42
   2008                    7.92     (15.05)          664       1.77           1.84             0.59          56
   2007                    9.74      13.59           811       1.78           1.83             0.13          79
   2006                    8.61       8.50           310       1.79           1.84             0.17          72

--------------------
ENHANCED GROWTH FUND
--------------------

   FIDUCIARY SHARES
   2011*                 $11.34      23.26%     $  1,889       1.09%          1.33%           (0.26)%        10%
   2010                    9.20      14.17         1,676       1.06           1.33            (0.09)         17
   2009                    8.07     (12.85)        1,996       1.00           1.31             0.13          24
   2008 (5)                9.26      (9.57)        1,655       0.99**         1.26**          (0.27)**       21
   CLASS A SHARES
   2011*                 $11.14      23.09%     $  2,004       1.45%          1.58%           (0.62)%        10%
   2010                    9.05      13.71         2,277       1.43           1.58            (0.46)         17
   2009                    7.96     (13.20)          875       1.40           1.56            (0.26)         24
   2008                    9.17      (9.83)          654       1.38           1.51            (0.66)         21
   2007                   10.17      26.34           223       1.35           1.49            (0.77)         40
   2006 (2)                8.05     (13.35)           39       1.35**         1.49**          (1.10)**       53

  AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

   * FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2011 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

  **  ANNUALIZED.

 *** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

   ~  INCLUDES $0.012 OF FAIR FUNDS SETTLEMENT.

   #  AMOUNT REPRESENTS LESS THAN $0.001.

  ## INCLUDES PAYMENT BY AFFILIATES OF $0.001 PER SHARE. THE EFFECTS OF SUCH PAYMENTS DID NOT AFFECT THE AMOUNT SHOWN AS TOTAL RETURN FOR THE PERIOD.

   +  PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.

 (1)  COMMENCED OPERATIONS ON JULY 3, 2006.

 (2)  COMMENCED OPERATIONS ON APRIL 3, 2006.

 (3) FOR THE TEN MONTH PERIOD ENDED JULY 31, 2006. ON APRIL 3, 2006, HIGHMARK FUNDS ACQUIRED THE ASSETS AND ASSUMED THE IDENTIFIED LIABILITIES OF BAILARD COGNITIVE VALUE FUND, BAILARD ENHANCED GROWTH FUND AND BAILARD INTERNATIONAL EQUITY FUND (THE "BAILARD FUNDS"). THE FISCAL YEAR END OF THE BAILARD FUNDS, THE PREDECESSOR FUNDS TO HIGHMARK COGNITIVE VALUE FUND, HIGHMARK ENHANCED GROWTH FUND AND HIGHMARK INTERNATIONAL OPPORTUNITIES FUND, WAS SEPTEMBER 30. THE FISCAL YEAR END OF THE SUCCESSOR HIGHMARK FUNDS IS JULY 31.

 (4)  FOR THE YEAR ENDED SEPTEMBER 30.

 (5)  COMMENCED OPERATIONS ON SEPTEMBER 26, 2007.

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 163

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2011 (UNAUDITED) AND THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)

                                                                                     DIVIDENDS AND
                                        INVESTMENT ACTIVITIES                        DISTRIBUTIONS
                                   -------------------------------                -----------------------
                          NET
                         ASSET                       NET REALIZED                                            TOTAL
                         VALUE,          NET        AND UNREALIZED      TOTAL         NET                    FROM
                       BEGINNING     INVESTMENT     GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND   REDEMPTION
                       OF PERIOD   INCOME (LOSS)+     INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS     FEES
-----------------------------------------------------------------------------------------------------------------------------------
--------------------------------
ENHANCED GROWTH FUND (CONTINUED)
--------------------------------

   CLASS C SHARES
   2011*                 $ 8.84       $(0.060)         $ 2.070        $ 2.010      $    --     $    --    $    --           $ --
   2010                    7.82        (0.093)           1.113          1.020           --#         --         --#            --
   2009                    9.07        (0.059)          (1.191)        (1.250)          --          --         --             --
   2008                   10.12        (0.123)          (0.927)        (1.050)          --          --         --             --
   2007                    8.06        (0.133)           2.193          2.060           --          --         --             --
   2006 (1)                9.29        (0.025)          (1.205)        (1.230)          --          --         --             --
   CLASS M SHARES
   2011*                 $ 9.20       $(0.011)         $ 2.161        $ 2.150      $    --     $    --    $    --           $ --
   2010                    8.07        (0.005)           1.150          1.145       (0.015)         --     (0.015)            --
   2009                    9.27         0.009           (1.209)        (1.200)          --          --         --             --
   2008                   10.24        (0.026)          (0.944)        (0.970)          --          --         --             --
   2007                    8.07        (0.035)           2.205          2.170           --          --         --             --
   2006 (2)                8.78        (0.034)          (0.676)        (0.710)          --          --         --             --
   2005 (3)                7.89          0.03             0.94           0.97        (0.08)         --      (0.08)            --

------------------
EQUITY INCOME FUND
------------------

   FIDUCIARY SHARES
   2011*                 $ 7.88       $ 0.128          $ 1.254        $ 1.382      $(0.142)    $    --    $(0.142)          $ --
   2010                    6.97         0.245            0.834          1.079       (0.169)         --     (0.169)            --
   2009 (4)                6.89         0.003            0.077          0.080           --          --         --             --
   CLASS A SHARES
   2011*                 $ 7.89       $ 0.114          $ 1.228        $ 1.342      $(0.142)    $    --    $(0.142)          $ --
   2010                    6.97         0.234            0.883          1.117       (0.197)         --     (0.197)            --
   2009 (5)                7.37         0.150           (0.386)        (0.236)      (0.164)         --     (0.164)+++         --
   2008 (6)               12.01          0.30^           (4.31)         (4.01)       (0.28)      (0.35)     (0.63)            --
   2007 (6)               11.43          0.29^            0.85           1.14        (0.26)      (0.30)     (0.56)            --
   2006 (6)                9.77          0.29^            1.70           1.99        (0.27)      (0.06)     (0.33)            --
   2005 (6)(7)            10.00          0.16^           (0.32)         (0.16)       (0.07)         --      (0.07)            --
   CLASS B SHARES
   2011*                 $ 7.91       $ 0.089          $ 1.238        $ 1.327      $(0.117)    $    --    $(0.117)          $ --
   2010                    6.99         0.188            0.877          1.065       (0.145)         --     (0.145)            --
   2009 (5)                7.35         0.116           (0.368)        (0.252)      (0.108)         --     (0.108)+++         --
   2008 (6)               11.95          0.24^           (4.33)         (4.09)       (0.16)      (0.35)     (0.51)            --
   2007 (6)               11.38          0.22^            0.83           1.05        (0.20)      (0.28)     (0.48)            --
   2006 (6)                9.74          0.22^            1.69           1.91        (0.21)      (0.06)     (0.27)            --
   2005 (6)(7)            10.00          0.10^           (0.31)         (0.21)       (0.05)         --      (0.05)            --
   CLASS C SHARES
   2011*                 $ 7.85       $ 0.088          $ 1.229        $ 1.317      $(0.117)    $    --    $(0.117)          $ --
   2010                    6.94         0.187            0.868          1.055       (0.145)         --     (0.145)            --
   2009 (5)                7.33         0.115           (0.379)        (0.264)      (0.126)         --     (0.126)+++         --
   2008 (6)               11.95          0.21^           (4.28)         (4.07)       (0.20)      (0.35)     (0.55)            --
   2007 (6)               11.40          0.22^            0.82           1.04        (0.21)      (0.28)     (0.49)            --
   2006 (6)                9.74          0.21^            1.71           1.92        (0.20)      (0.06)     (0.26)            --
   2005 (6)(8)             9.89          0.11^           (0.21)         (0.10)       (0.05)         --      (0.05)            --

-----------------------
FUNDAMENTAL EQUITY FUND
-----------------------

   FIDUCIARY SHARES
   2011*                 $18.08       $ 0.058          $ 3.032         $3.090      $(0.220)    $    --    $(0.220)          $ --
   2010                   16.28         0.238            1.671          1.909       (0.109)         --     (0.109)            --
   2009 (9)               20.00         0.181           (3.803)        (3.622)      (0.098)         --     (0.098)            --
   CLASS A SHARES
   2011*                 $18.04       $ 0.023          $ 3.024         $3.047      $(0.187)    $    --    $(0.187)          $ --
   2010                   16.25         0.179            1.680          1.859       (0.069)         --     (0.069)            --
   2009 (9)               20.00         0.114           (3.786)        (3.672)      (0.078)         --     (0.078)            --
   CLASS C SHARES
   2011*                 $17.91       $(0.033)         $ 3.005         $2.972      $(0.062)    $    --    $(0.062)          $ --
   2010                   16.14         0.072            1.767          1.839       (0.069)         --     (0.069)            --
   2009 (9)               20.00         0.023           (3.845)        (3.822)      (0.038)         --     (0.038)            --

                                                                              RATIO
                                                                           OF EXPENSES
                                                                            TO AVERAGE       RATIO OF
                          NET                      NET                      NET ASSETS         NET
                         ASSET                   ASSETS,       RATIO        EXCLUDING       INVESTMENT
                         VALUE,                    END      OF EXPENSES    FEE WAIVERS    INCOME (LOSS)   PORTFOLIO
                          END        TOTAL      OF PERIOD    TO AVERAGE   AND REDUCTION     TO AVERAGE    TURNOVER
                       OF PERIOD   RETURN***      (000)      NET ASSETS    OF EXPENSES      NET ASSETS      RATE
-------------------------------------------------------------------------------------------------------------------
--------------------------------
ENHANCED GROWTH FUND (CONTINUED)
--------------------------------

   CLASS C SHARES
   2011*                 $10.85      22.74%    $    269       2.05%           2.08%          (1.22)%         10%
   2010                    8.84      13.04          180       2.03            2.08           (1.06)          17
   2009                    7.82     (13.78)         122       2.00            2.06           (0.87)          24
   2008                    9.07     (10.38)         288       1.99            2.02           (1.27)          21
   2007                   10.12      25.56            6       1.89            1.92           (1.38)          40
   2006 (1)                8.06     (13.24)          --++     1.47**          1.49**         (0.87)**        53
   CLASS M SHARES
   2011*                 $11.35      23.37%    $ 89,979       1.05%           1.08%          (0.22)%         10%
   2010                    9.20      14.04       64,408       1.03            1.08           (0.06)          17
   2009                    8.07     (12.84)      65,867       1.00            1.06            0.13           24
   2008                    9.27      (9.47)     122,424       0.98            1.01           (0.26)          21
   2007                   10.24      26.89      137,818       0.93            0.97           (0.37)          40
   2006 (2)                8.07      (8.09)     120,694       0.97**          0.98**         (0.46)**        53
   2005 (3)                8.78      12.24      129,300       1.00            1.00            0.37            8

------------------
EQUITY INCOME FUND
------------------

   FIDUCIARY SHARES
   2011*                 $ 9.12      17.68%    $    733       0.90%           1.90%           2.94%          40%
   2010                    7.88      15.50            9       0.90            1.80            3.28           46
   2009 (4)                6.97       1.16           76       0.90**~         2.53**~         3.43**         32
   CLASS A SHARES
   2011*                 $ 9.09      17.15%    $  9,792       1.15%           2.15%           2.69%          40%
   2010                    7.89      16.06        9,976       1.15            2.05            3.03           46
   2009 (5)                6.97      (2.93)      11,793       1.16**~         2.47**~         3.17**         32
   2008 (6)                7.37     (34.84)      13,298       1.15            1.68            2.95           83
   2007 (6)               12.01      10.23       28,991       1.15            1.42            2.51           85
   2006 (6)               11.43      20.75       18,437       1.15            1.74            2.83           38
   2005 (6)(7)             9.77      (1.58)       8,041       1.15**          2.71**          2.51**         44
   CLASS B SHARES
   2011*                 $ 9.12      16.89%    $  1,898       1.75%           2.65%           2.09%          40%
   2010                    7.91      15.25        1,813       1.75            2.55            2.43           46
   2009 (5)                6.99      (3.24)       2,341       1.87**~         3.17**~         2.45**         32
   2008 (6)                7.35     (35.44)       3,121       1.90            2.42            2.23           83
   2007 (6)               11.95       9.41        8,590       1.90            2.16            1.87           85
   2006 (6)               11.38      19.91        7,613       1.90            2.48            2.05           38
   2005 (6)(7)             9.74      (2.09)       2,969       1.90**          3.47**          1.75**         44
   CLASS C SHARES
   2011*                 $ 9.05      16.89%    $  2,381       1.75%           2.65%           2.09%          40%
   2010                    7.85      15.22        2,194       1.75            2.55            2.43           46
   2009 (5)                6.94      (3.39)       2,832       1.87**~         3.17**~         2.45**         32
   2008 (6)                7.33     (35.38)       4,057       1.90            2.44            2.18           83
   2007 (6)               11.95       9.39        7,171       1.90            2.16            1.81           85
   2006 (6)               11.40      19.96        5,338       1.90            2.45            2.02           38
   2005 (6)(8)             9.74      (1.00)       1,466       1.89**          3.47**          1.77**         44

-----------------------
FUNDAMENTAL EQUITY FUND
-----------------------

   FIDUCIARY SHARES
   2011*                 $20.95      17.06%    $ 19,752       0.89%           1.54%           0.59%          24%
   2010                   18.08      11.78       15,592       0.89            1.67            1.33           26
   2009 (9)               16.28     (18.02)      11,450       0.82**          1.81**          1.22**         62
   CLASS A SHARES
   2011*                 $20.90      16.92%    $     11       1.22%           1.80%           0.26%          24%
   2010                   18.04      11.44            5       1.22            1.92            1.00           26
   2009 (9)               16.25     (18.29)           3       1.22**          2.06**          0.82**         62
   CLASS C SHARES
   2011*                 $20.82      16.60%    $     16       1.82%           2.29%          (0.34)%         24%
   2010                   17.91      11.39           12       1.82            2.42            0.40           26
   2009 (9)               16.14     (19.08)          --       1.82**          2.56**          0.22**         62

        The accompanying notes are an integral part of the financial statements.

164 HIGHMARK(R) FUNDS

                                                                                      DIVIDENDS AND
                                            INVESTMENT ACTIVITIES                     DISTRIBUTIONS
                                       ------------------------------              -------------------
                               NET
                              ASSET                     NET REALIZED                                        TOTAL
                              VALUE,         NET       AND UNREALIZED     TOTAL        NET                   FROM
                            BEGINNING    INVESTMENT    GAIN (LOSS) ON     FROM     INVESTMENT  CAPITAL  DIVIDENDS AND  REDEMPTION
                            OF PERIOD  INCOME (LOSS)+    INVESTMENTS   OPERATIONS    INCOME     GAINS   DISTRIBUTIONS     FEES
---------------------------------------------------------------------------------------------------------------------------------
--------------------------
GENEVA MID CAP GROWTH FUND
--------------------------

   FIDUCIARY SHARES
   2011*                     $17.98       $(0.058)        $4.277         $4.219      $  --     $(0.029)   $(0.029)       $  --
   2010                       15.04        (0.110)         3.050          2.940         --          --         --           --
   2009 (10)                  14.07        (0.006)         0.976          0.970         --          --         --           --
   CLASS A SHARES
   2011*                     $17.92       $(0.083)        $4.262         $4.179      $  --     $(0.029)   $(0.029)       $  --
   2010                       15.03        (0.152)         3.042          2.890         --          --         --           --
   2009 (5)                   13.53        (0.103)         1.603          1.500         --          --         --           --
   2008 (6)                   21.80         (0.17)^        (6.94)         (7.11)        --       (1.16)     (1.16)          --
   2007 (6)                   18.37         (0.18)^         3.68           3.50         --       (0.07)     (0.07)          --
   2006 (6)                   16.57         (0.11)^         1.91           1.80         --          --         --           --
   2005 (6)                   14.06         (0.12)^         2.63           2.51         --          --         --           --
   CLASS B SHARES
   2011*                     $16.44       $(0.131)        $3.900         $3.769      $  --     $(0.029)   $(0.029)       $  --
   2010                       13.87        (0.233)         2.803          2.570         --          --         --           --
   2009 (5)                   12.55        (0.158)         1.478          1.320         --          --         --           --
   2008 (6)                   20.45         (0.34)^        (6.40)         (6.74)        --       (1.16)     (1.16)          --
   2007 (6)                   17.37         (0.38)^         3.53           3.15         --       (0.07)     (0.07)          --
   2006 (6)                   15.79         (0.28)^         1.86           1.58         --          --         --           --
   2005 (6)                   13.49         (0.24)^         2.54           2.30         --          --         --           --
   CLASS C SHARES
   2011*                     $16.64       $(0.134)        $3.943         $3.809      $  --     $(0.029)   $(0.029)       $  --
   2010                       14.04        (0.237)         2.837          2.600         --          --         --           --
   2009 (5)                   12.70        (0.160)         1.500          1.340         --          --         --           --
   2008 (6)                   20.69         (0.28)^        (6.55)         (6.83)        --       (1.16)     (1.16)          --
   2007 (6)                   17.57         (0.31)^         3.50           3.19         --       (0.07)     (0.07)          --
   2006 (6)                   15.97         (0.23)^         1.83           1.60         --          --         --           --
   2005 (6)                   13.65         (0.20)^         2.52           2.32         --          --         --           --

----------------------------
GENEVA SMALL CAP GROWTH FUND
----------------------------

   FIDUCIARY SHARES
   2011*                     $24.45       $(0.129)        $6.516         $6.387      $  --     $(1.027)   $(1.027)       $  --#
   2010                       20.70        (0.204)         3.954          3.750         --          --         --           --#
   2009 (11)                  20.00        (0.018)         0.718          0.700         --          --         --           --
   CLASS A SHARES
   2011*                     $24.39       $(0.167)        $6.494         $6.327      $  --     $(1.027)   $(1.027)       $  --#
   2010                       20.70        (0.264)         3.954          3.690         --          --         --           --#
   2009 (11)                  20.00        (0.025)         0.725          0.700         --          --         --           --

                                                                                  RATIO
                                                                               OF EXPENSES
                                                                                TO AVERAGE       RATIO OF
                               NET                     NET                      NET ASSETS         NET
                              ASSET                  ASSETS,       RATIO        EXCLUDING       INVESTMENT
                              VALUE,                   END      OF EXPENSES    FEE WAIVERS    INCOME (LOSS)   PORTFOLIO
                               END        TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION     TO AVERAGE     TURNOVER
                            OF PERIOD   RETURN***     (000)      NET ASSETS    OF EXPENSES      NET ASSETS       RATE
-----------------------------------------------------------------------------------------------------------------------
--------------------------
GENEVA MID CAP GROWTH FUND
--------------------------

   FIDUCIARY SHARES
   2011*                     $22.17       23.46%    $  52,310      1.12%          1.32%          (0.57)%         14%
   2010                       17.98       19.55        19,588      1.11           1.32           (0.63)          26
   2009 (10)                  15.04        6.89         1,459      1.13**~        1.25**~        (0.50)**        24
   CLASS A SHARES
   2011*                     $22.07       23.25%    $ 221,086      1.38%          1.57%          (0.83)%         14%
   2010                       17.92       19.22       176,924      1.38           1.57           (0.90)          26
   2009 (5)                   15.03       11.16       148,670      1.70**~        1.72**~        (1.07)**        24
   2008 (6)                   13.53      (34.29)      132,592      1.38           1.38           (0.91)          22
   2007 (6)                   21.80       19.11       211,653      1.37           1.37           (0.90)          36
   2006 (6)                   18.37       10.86       184,239      1.36           1.36           (0.76)          22
   2005 (6)                   16.57       17.85       100,553      1.40           1.40           (0.98)          20
   CLASS B SHARES
   2011*                     $20.18       22.92%    $   6,427      1.98%          2.07%          (1.43)%         14%
   2010                       16.44       18.53         6,209      1.98           2.07           (1.50)          26
   2009 (5)                   13.87       10.52         7,420      2.42**~        2.42**~        (1.78)**        24
   2008 (6)                   12.55      (34.77)        8,143      2.13           2.13           (1.66)          22
   2007 (6)                   20.45       18.19        17,627      2.11           2.11           (1.65)          36
   2006 (6)                   17.37       10.01        23,823      2.11           2.11           (1.49)          22
   2005 (6)                   15.79       17.05        22,947      2.15           2.15           (1.73)          20
   CLASS C SHARES
   2011*                     $20.42       22.89%    $  25,659      1.98%          2.07%          (1.43)%         14%
   2010                       16.64       18.52        18,896      1.98           2.07           (1.50)          26
   2009 (5)                   14.04       10.55        14,708      2.42**~        2.42**~        (1.79)**        24
   2008 (6)                   12.70      (34.80)       14,433      2.13           2.13           (1.66)          22
   2007 (6)                   20.69       18.21        21,790      2.12           2.12           (1.65)          36
   2006 (6)                   17.57       10.02        18,953      2.11           2.11           (1.50)          22
   2005 (6)                   15.97       17.00        11,395      2.15           2.15           (1.73)          20

----------------------------
GENEVA SMALL CAP GROWTH FUND
----------------------------

   FIDUCIARY SHARES
   2011*                     $29.81       26.08%    $   9,616      1.34%          2.11%          (0.92)%         28%
   2010                       24.45       18.12         6,252      1.37           2.48           (0.89)          62
   2009 (11)                  20.70        3.50         1,598      1.37**         8.34**         (0.73)**         7
   CLASS A SHARES
   2011*                     $29.69       25.90%    $   5,250      1.62%          2.36%          (1.20)%         28%
   2010                       24.39       17.83         3,220      1.62           2.73           (1.15)          62
   2009 (11)                  20.70        3.50         1,988      1.62**         8.59**         (0.98)**         7

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. FOR NET ASSETS AT END OF PERIOD, "--" IS AN AMOUNT LESS THAN $1,000.

        * FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2011 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

       **    ANNUALIZED.

      *** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

        ~ RATIOS OF EXPENSES TO AVERAGE NET ASSETS INCLUDE INTEREST EXPENSES OF LESS THAN 0.005% FOR THE PERIOD ENDED JULY 31, 2009, WHICH IS NOT INCLUDED IN THE CONTRACTUAL EXPENSE LIMITATIONS. THE INTEREST EXPENSE IS FROM UTILIZING A LINE OF CREDIT.

        #   AMOUNT REPRESENTS LESS THAN $0.001.

        + PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD, UNLESS OTHERWISE INDICATED.

       ++   AMOUNT REPRESENTS LESS THAN $1,000.

      +++ INCLUDES RETURN OF CAPITAL OF $0.005 FOR CLASS A SHARES AND $0.004 FOR CLASS B SHARES AND CLASS C SHARES.

        ^   PER SHARE AMOUNTS CALCULATED USING SEC METHOD.

      (1)   COMMENCED OPERATIONS ON APRIL 3, 2006.

      (2) FOR THE TEN MONTH PERIOD ENDED JULY 31, 2006. ON APRIL 3, 2006, HIGHMARK FUNDS ACQUIRED THE ASSETS AND ASSUMED THE IDENTIFIED LIABILITIES OF BAILARD COGNITIVE VALUE FUND, BAILARD ENHANCED GROWTH FUND AND BAILARD INTERNATIONAL EQUITY FUND (THE "BAILARD FUNDS"). THE FISCAL YEAR END OF THE BAILARD FUNDS, THE PREDECESSOR FUNDS TO HIGHMARK COGNITIVE VALUE FUND, HIGHMARK ENHANCED GROWTH FUND AND HIGHMARK INTERNATIONAL OPPORTUNITIES FUND, WAS SEPTEMBER 30. THE FISCAL YEAR END OF THE SUCCESSOR HIGHMARK FUNDS IS JULY 31.

      (3)   FOR THE YEAR ENDED SEPTEMBER 30.

      (4)   COMMENCED OPERATIONS ON JULY 24, 2009.

      (5) FOR THE NINE MONTH PERIOD ENDED JULY 31, 2009. ON JUNE 8, 2009, HIGHMARK FUNDS ACQUIRED THE ASSETS AND ASSUMED THE IDENTIFIED LIABILITIES OF NORTH TRACK EQUITY INCOME FUND, NORTH TRACK GENEVA GROWTH FUND, NORTH TRACK NYSE ARCA TECH 100 INDEX FUND AND NORTH TRACK WISCONSIN TAX-EXEMPT FUND (THE "NORTH TRACK FUNDS"). THE FISCAL YEAR END OF THE NORTH TRACK FUNDS, THE PREDECESSOR FUNDS TO HIGHMARK EQUITY INCOME FUND, HIGHMARK GENEVA MID CAP GROWTH FUND, HIGHMARK NYSE ARCA TECH 100 INDEX FUND AND HIGHMARK WISCONSIN TAX-EXEMPT FUND, WAS OCTOBER 31. THE FISCAL YEAR END OF THE SUCCESSOR HIGHMARK FUNDS IS JULY 31.

      (6)   FOR THE YEAR ENDED OCTOBER 31.

      (7)   COMMENCED OPERATIONS ON APRIL 1, 2005.

      (8)   COMMENCED OPERATIONS ON APRIL 4, 2005.

      (9)   COMMENCED OPERATIONS ON AUGUST 1, 2008.

      (10)  COMMENCED OPERATIONS ON JUNE 26, 2009.

      (11)  COMMENCED OPERATIONS ON JUNE 12, 2009.

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 165

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2011 (UNAUDITED) AND THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)

                                                                                      DIVIDENDS AND
                                            INVESTMENT ACTIVITIES                     DISTRIBUTIONS
                                       ------------------------------              -------------------
                               NET
                              ASSET                     NET REALIZED                                        TOTAL
                              VALUE,         NET       AND UNREALIZED     TOTAL        NET                   FROM
                            BEGINNING    INVESTMENT    GAIN (LOSS) ON     FROM     INVESTMENT  CAPITAL  DIVIDENDS AND  REDEMPTION
                            OF PERIOD  INCOME (LOSS)+    INVESTMENTS   OPERATIONS    INCOME     GAINS   DISTRIBUTIONS     FEES
---------------------------------------------------------------------------------------------------------------------------------
----------------------------------------
GENEVA SMALL CAP GROWTH FUND (CONTINUED)
----------------------------------------

   CLASS C SHARES
   2011*                     $24.23       $(0.250)        $6.447         $6.197      $    --   $(1.027)   $(1.027)      $   --++
   2010                       20.69        (0.401)         3.941          3.540           --        --         --           --++
   2009 (1)                   20.00        (0.039)         0.729          0.690           --        --         --           --

--------------------------------
INTERNATIONAL OPPORTUNITIES FUND
--------------------------------

   FIDUCIARY SHARES
   2011*                     $ 6.33       $ 0.006         $1.097         $1.103      $(0.143)  $    --    $(0.143)      $   --++
   2010                        6.00         0.092          0.392          0.484       (0.154)       --     (0.154)          --++
   2009                        8.48         0.117         (2.343)        (2.226)      (0.109)   (0.145)    (0.254)          --++
   2008                        9.93         0.175         (1.106)        (0.931)      (0.155)   (0.364)    (0.519)          --++
   2007                        8.53         0.154          2.203          2.357       (0.128)   (0.829)    (0.957)          --
   2006 (2)                    8.69         0.073         (0.233)        (0.160)          --        --         --           --
   CLASS A SHARES
   2011*                     $ 6.32        $0.001         $1.089         $1.090      $(0.120)  $    --    $(0.120)      $   --++
   2010                        5.98         0.082          0.401          0.483       (0.143)       --     (0.143)          --++
   2009                        8.45         0.107         (2.340)        (2.233)      (0.092)   (0.145)    (0.237)          --++
   2008                        9.90         0.157         (1.098)        (0.941)      (0.145)   (0.364)    (0.509)          --++
   2007                        8.52         0.136          2.194          2.330       (0.121)   (0.829)    (0.950)          --
   2006 (3)                    8.63         0.052         (0.184)        (0.132)          --        --         --        0.022
   CLASS C SHARES
   2011*                     $ 6.26       $(0.022)        $1.077         $1.055      $(0.085)  $    --    $(0.085)      $   --++
   2010                        5.92         0.038          0.390          0.428       (0.088)       --     (0.088)          --++
   2009                        8.35         0.068         (2.297)        (2.229)      (0.056)   (0.145)    (0.201)          --++
   2008                        9.81         0.090         (1.088)        (0.998)      (0.098)   (0.364)    (0.462)          --++
   2007                        8.49         0.056          2.193          2.249       (0.100)   (0.829)    (0.929)          --
   2006 (3)                    8.63         0.034         (0.174)        (0.140)          --        --         --           --
   CLASS M SHARES
   2011*                     $ 6.34        $0.013         $1.100         $1.113      $(0.153)  $    --    $(0.153)      $   --++
   2010                        6.00         0.102          0.398          0.500       (0.160)       --     (0.160)          --++
   2009                        8.48         0.124         (2.343)        (2.219)      (0.116)   (0.145)    (0.261)          --++
   2008                        9.93         0.187         (1.112)        (0.925)      (0.161)   (0.364)    (0.525)          --++
   2007                        8.52         0.139          2.229          2.368       (0.129)   (0.829)    (0.958)          --
   2006 (4)                    7.54         0.095          1.219          1.314       (0.146)   (0.188)    (0.334)          --
   2005 (5)                    5.79          0.07           1.73           1.80        (0.05)       --      (0.05)          --

---------------------
LARGE CAP GROWTH FUND
---------------------

   FIDUCIARY SHARES
   2011*                     $ 8.81       $ 0.012         $1.577         $1.589      $(0.119)  $    --    $(0.119)      $   --
   2010                        7.87         0.101          0.909          1.010       (0.070)       --     (0.070)          --
   2009                        9.11         0.072         (1.263)^       (1.191)      (0.049)       --     (0.049)          --
   2008                       10.03         0.068         (0.933)        (0.865)      (0.055)       --     (0.055)          --
   2007                        8.77         0.040          1.231          1.271       (0.011)       --     (0.011)          --
   2006                        8.61         0.009          0.170          0.179       (0.019)       --     (0.019)          --
   CLASS A SHARES
   2011*                     $ 8.64       $(0.001)        $1.548         $1.547      $(0.087)  $    --    $(0.087)      $   --
   2010                        7.74         0.076          0.891          0.967       (0.067)       --     (0.067)          --
   2009                        8.95         0.051         (1.238)^       (1.187)      (0.023)       --     (0.023)          --
   2008                        9.85         0.040         (0.916)        (0.876)      (0.024)       --     (0.024)          --
   2007                        8.63         0.014          1.206          1.220           --        --         --           --
   2006                        8.48        (0.013)         0.167          0.154       (0.004)       --     (0.004)          --
   CLASS B SHARES
   2011*                     $ 8.07       $(0.027)        $1.437         $1.410      $    --   $    --    $    --       $   --
   2010                        7.22         0.023          0.827          0.850           --        --         --           --
   2009                        8.35         0.008         (1.138)^       (1.130)          --        --         --           --
   2008                        9.23        (0.017)        (0.863)        (0.880)          --        --         --           --
   2007                        8.13        (0.040)         1.140          1.100           --        --         --           --
   2006                        8.03        (0.064)         0.164          0.100                     --         --           --

                                                                                  RATIO
                                                                               OF EXPENSES
                                                                                TO AVERAGE       RATIO OF
                               NET                     NET                      NET ASSETS         NET
                              ASSET                  ASSETS,       RATIO        EXCLUDING       INVESTMENT
                              VALUE,                   END      OF EXPENSES    FEE WAIVERS    INCOME (LOSS)   PORTFOLIO
                               END        TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION     TO AVERAGE     TURNOVER
                            OF PERIOD   RETURN***     (000)      NET ASSETS    OF EXPENSES      NET ASSETS       RATE
-----------------------------------------------------------------------------------------------------------------------
----------------------------------------
GENEVA SMALL CAP GROWTH FUND (CONTINUED)
----------------------------------------

   CLASS C SHARES
   2011*                     $29.40       25.57%    $     744      2.22%          2.86%          (1.80)%         28%
   2010                       24.23       17.11           260      2.22           3.23           (1.75)          62
   2009 (1)                   20.69        3.45            36      2.22**         9.09**         (1.58)**         7

--------------------------------
INTERNATIONAL OPPORTUNITIES FUND
--------------------------------

   FIDUCIARY SHARES
   2011*                     $ 7.29       17.51%    $  86,438      1.45%          1.52%           0.18%          44%
   2010                        6.33        8.03        79,237      1.44           1.53            1.44           84
   2009                        6.00      (25.64)       63,644      1.39           1.56            2.10          134
   2008                        8.48      (10.10)       97,714      1.34           1.50            1.86           86
   2007                        9.93       29.30        60,509      1.26           1.48            1.65           32
   2006 (2)                    8.53       (1.84)       13,422      1.29**         1.34**          2.65**         48
   CLASS A SHARES
   2011*                     $ 7.29       17.32%    $   6,505      1.62%          1.77%           0.02%          44%
   2010                        6.32        8.04         6,693      1.60           1.78            1.28           84
   2009                        5.98      (25.77)       10,004      1.57           1.81            1.92          134
   2008                        8.45      (10.33)       17,766      1.53           1.75            1.68           86
   2007                        9.90       29.00        14,532      1.50           1.74            1.45           32
   2006 (3)                    8.52       (1.27)        1,952      1.69**         1.84**          1.88**         48
   CLASS C SHARES
   2011*                     $ 7.23       16.89%    $   2,401      2.27%          2.27%          (0.64)%         44%
   2010                        6.26        7.39         1,975      2.28           2.28            0.60           84
   2009                        5.92      (26.34)        2,217      2.27           2.31            1.22          134
   2008                        8.35      (10.87)        4,582      2.23           2.25            0.98           86
   2007                        9.81       28.04         3,159      2.18           2.23            0.61           32
   2006 (3)                    8.49       (1.62)          731      2.28**         2.33**          1.23**         48
   CLASS M SHARES
   2011*                     $ 7.30       17.65%    $ 149,870      1.27%          1.27%           0.36%          44%
   2010                        6.34        8.31       133,321      1.28           1.28            1.60           84
   2009                        6.00      (25.55)      134,220      1.27           1.31            2.22          134
   2008                        8.48      (10.05)      232,701      1.23           1.25            1.98           86
   2007                        9.93       29.48       273,474      1.17           1.21            1.51           32
   2006 (4)                    8.52       17.96       202,134      1.25**         1.27**          1.41**         48
   2005 (5)                    7.54       31.32       170,000      1.45           1.45            1.13           74

---------------------
LARGE CAP GROWTH FUND
---------------------

   FIDUCIARY SHARES
   2011*                     $10.28       18.06%    $  67,316      1.01%          1.24%           0.25%          22%
   2010                        8.81       12.82        60,078      0.99           1.21            1.16           34
   2009                        7.87      (12.97)       67,051      0.93           1.17            0.99           60
   2008                        9.11       (8.70)       92,418      0.94           1.11            0.68           43
   2007                       10.03       14.50       110,600      0.93           1.09            0.42           88
   2006                        8.77        2.07       103,454      0.89           1.07            0.10           68
   CLASS A SHARES
   2011*                     $10.10       17.93%    $  18,070      1.27%          1.49%          (0.02)%         22%
   2010                        8.64       12.48        19,881      1.25           1.46            0.89           34
   2009                        7.74      (13.21)       17,543      1.21           1.42            0.72           60
   2008                        8.95       (8.92)       11,486      1.21           1.36            0.41           43
   2007                        9.85       14.14        14,284      1.19           1.34            0.15           88
   2006                        8.63        1.81        15,809      1.14           1.32           (0.15)          68
   CLASS B SHARES
   2011*                     $ 9.48       17.47%    $   2,801      1.87%          1.99%          (0.62)%         22%
   2010                        8.07       11.77         3,126      1.85           1.96            0.29           34
   2009                        7.22      (13.53)        5,292      1.81           1.92            0.12           60
   2008                        8.35       (9.53)        3,279      1.81           1.85           (0.19)          43
   2007                        9.23       13.53         5,835      1.79           1.84           (0.45)          88
   2006                        8.13        1.25         7,519      1.76           1.83           (0.77)          68

        The accompanying notes are an integral part of the financial statements.

166 HIGHMARK(R) FUNDS

                                                                                      DIVIDENDS AND
                                            INVESTMENT ACTIVITIES                     DISTRIBUTIONS
                                       ------------------------------              -------------------
                               NET
                              ASSET                     NET REALIZED                                        TOTAL
                              VALUE,         NET       AND UNREALIZED     TOTAL        NET                   FROM
                            BEGINNING    INVESTMENT    GAIN (LOSS) ON     FROM     INVESTMENT  CAPITAL  DIVIDENDS AND  REDEMPTION
                            OF PERIOD  INCOME (LOSS)+    INVESTMENTS   OPERATIONS    INCOME     GAINS   DISTRIBUTIONS     FEES
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------
LARGE CAP GROWTH FUND (CONTINUED)
---------------------------------

   CLASS C SHARES
   2011*                     $ 8.02       $(0.027)        $ 1.429        $1.402      $(0.032)  $    --    $(0.032)      $   --
   2010                        7.21         0.023           0.834         0.857       (0.047)       --     (0.047)          --
   2009                        8.36         0.008          (1.158)^      (1.150)          --        --         --           --
   2008                        9.23        (0.018)         (0.852)       (0.870)          --        --         --           --
   2007                        8.14        (0.039)          1.129         1.090           --        --         --           --
   2006                        8.04        (0.064)          0.164         0.100           --        --         --           --

--------------------
LARGE CAP VALUE FUND
--------------------

   FIDUCIARY SHARES
   2011*                     $10.27       $ 0.051         $ 1.655        $1.706      $(0.166)  $    --    $(0.166)      $   --
   2010                        9.36         0.191           0.849         1.040       (0.130)       --     (0.130)          --
   2009                       11.85         0.175          (2.489)       (2.314)      (0.176)       --     (0.176)          --
   2008                       15.16         0.208          (2.444)       (2.236)      (0.214)   (0.860)    (1.074)          --
   2007                       13.67         0.211           1.483         1.694       (0.204)       --     (0.204)          --
   2006                       12.49         0.161           1.182         1.343       (0.163)       --     (0.163)          --
   CLASS A SHARES
   2011*                     $10.30       $ 0.036         $ 1.648        $1.684      $(0.154)  $    --    $(0.154)      $   --
   2010                        9.38         0.164           0.859         1.023       (0.103)       --     (0.103)          --
   2009                       11.88         0.155          (2.503)       (2.348)      (0.152)       --     (0.152)          --
   2008                       15.19         0.177          (2.450)       (2.273)      (0.177)   (0.860)    (1.037)          --
   2007                       13.70         0.171           1.485         1.656       (0.166)       --     (0.166)          --
   2006                       12.52         0.129           1.181         1.310       (0.131)       --     (0.131)       0.001
   CLASS B SHARES
   2011*                     $10.11       $ 0.003         $ 1.624        $1.627      $(0.127)  $    --    $(0.127)      $   --
   2010                        9.21         0.100           0.842         0.942       (0.042)       --     (0.042)          --
   2009                       11.67         0.097          (2.459)       (2.362)      (0.098)       --     (0.098)          --
   2008                       14.94         0.092          (2.402)       (2.310)      (0.100)   (0.860)    (0.960)          --
   2007                       13.50         0.082           1.458         1.540       (0.100)       --     (0.100)          --
   2006                       12.35         0.047           1.163         1.210       (0.060)       --     (0.060)          --
   CLASS C SHARES
   2011*                     $10.08       $ 0.003         $ 1.615        $1.618      $(0.128)  $    --    $(0.128)      $   --
   2010                        9.18         0.100           0.843         0.943       (0.043)       --     (0.043)          --
   2009                       11.64         0.097          (2.457)       (2.360)      (0.100)       --     (0.100)          --
   2008                       14.90         0.090          (2.390)       (2.300)      (0.100)   (0.860)    (0.960)          --
   2007                       13.47         0.079           1.452         1.531       (0.101)       --     (0.101)          --
   2006                       12.32         0.046           1.166         1.212       (0.062)       --     (0.062)          --

-----------------------------
NYSE ARCA TECH 100 INDEX FUND
-----------------------------

   FIDUCIARY SHARES
   2011*                     $25.69       $ 0.025         $ 5.805        $5.830      $    --   $    --    $    --       $   --
   2010                       22.06        (0.002)          3.632         3.630           --        --         --           --
   2009 (6)                   22.04         0.001           0.019         0.020           --        --         --           --

                                                                                  RATIO
                                                                               OF EXPENSES
                                                                                TO AVERAGE       RATIO OF
                               NET                     NET                      NET ASSETS         NET
                              ASSET                  ASSETS,       RATIO        EXCLUDING       INVESTMENT
                              VALUE,                   END      OF EXPENSES    FEE WAIVERS    INCOME (LOSS)   PORTFOLIO
                               END        TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION     TO AVERAGE     TURNOVER
                            OF PERIOD   RETURN***     (000)      NET ASSETS    OF EXPENSES      NET ASSETS       RATE
-----------------------------------------------------------------------------------------------------------------------
---------------------------------
LARGE CAP GROWTH FUND (CONTINUED)
---------------------------------

   CLASS C SHARES
   2011*                     $ 9.39       17.48%    $   3,166      1.87%          1.99%          (0.62)%         22%
   2010                        8.02       11.88         3,250      1.85           1.96            0.29           34
   2009                        7.21      (13.76)        3,481      1.81           1.92            0.12           60
   2008                        8.36       (9.43)          766      1.82           1.86           (0.20)          43
   2007                        9.23       13.39         1,097      1.79           1.84           (0.44)          88
   2006                        8.14        1.24         1,304      1.76           1.83           (0.77)          68

--------------------
LARGE CAP VALUE FUND
--------------------

   FIDUCIARY SHARES
   2011*                     $11.81       16.77%    $  82,467      0.97%          1.21%           0.94%          31%
   2010                       10.27       11.12        97,347      0.97           1.16            1.85          117
   2009                        9.36      (19.43)      151,262      0.94           1.11            1.93           66
   2008                       11.85      (15.65)      171,314      0.90           1.09            1.53           65
   2007                       15.16       12.40       216,156      0.89           1.08            1.39           84
   2006                       13.67       10.82       168,092      0.92           1.08            1.23           81
   CLASS A SHARES
   2011*                     $11.83       16.48%    $  22,701      1.25%          1.46%           0.66%          31%
   2010                       10.30       10.91        22,407      1.23           1.41            1.59          117
   2009                        9.38      (19.69)       28,212      1.20           1.36            1.67           66
   2008                       11.88      (15.85)       42,433      1.16           1.34            1.27           65
   2007                       15.19       12.09       153,045      1.14           1.33            1.13           84
   2006                       13.70       10.52       134,433      1.17           1.32            0.98           81
   CLASS B SHARES
   2011*                     $11.61       16.20%    $   1,098      1.85%          1.96%           0.06%          31%
   2010                       10.11       10.23         1,265      1.83           1.91            0.99          117
   2009                        9.21      (20.18)        2,101      1.80           1.86            1.07           66
   2008                       11.67      (16.33)        1,287      1.76           1.83            0.68           65
   2007                       14.94       11.40         2,502      1.74           1.83            0.55           84
   2006                       13.50        9.81         3,042      1.79           1.84            0.36           81
   CLASS C SHARES
   2011*                     $11.57       16.16%    $   2,875      1.85%          1.96%           0.06%          31%
   2010                       10.08       10.27         3,232      1.83           1.91            0.99          117
   2009                        9.18      (20.22)        4,025      1.80           1.86            1.07           66
   2008                       11.64      (16.31)        5,192      1.77           1.84            0.67           65
   2007                       14.90       11.36         7,742      1.74           1.83            0.53           84
   2006                       13.47        9.86         5,927      1.79           1.84            0.36           81

-----------------------------
NYSE ARCA TECH 100 INDEX FUND
-----------------------------

   FIDUCIARY SHARES
   2011*                     $31.52       22.70%    $   4,098      0.75%          1.03%           0.16%           8%
   2010                       25.69       16.46           312      0.83           1.00           (0.01)           9
   2009 (6)                   22.06        0.09            20      0.83**~#       0.97**~#        0.24**#        10

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

        * FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2011 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

       **   ANNUALIZED.

      *** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

        ~ RATIOS OF EXPENSES TO AVERAGE NET ASSETS INCLUDE INTEREST EXPENSES OF LESS THAN 0.005% FOR THE PERIOD ENDED JULY 31, 2009, WHICH IS NOT INCLUDED IN THE CONTRACTUAL EXPENSES LIMITATION. THE INTEREST EXPENSE IS FROM UTILIZING A LINE OF CREDIT.

        + PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD, UNLESS OTHERWISE INDICATED.

       ++   AMOUNT REPRESENTS LESS THAN $0.001.

        #   DOES NOT REFLECT VENDOR REIMBURSEMENT OF 0.08%.

        ^   INCLUDES $0.017 OF FAIR FUNDS SETTLEMENT.

      (1)   COMMENCED OPERATIONS ON JUNE 12, 2009.

      (2)   COMMENCED OPERATIONS ON APRIL 4, 2006.

      (3)   COMMENCED OPERATIONS ON APRIL 3, 2006.

      (4) FOR THE TEN MONTH PERIOD ENDED JULY 31, 2006. ON APRIL 3, 2006, HIGHMARK FUNDS ACQUIRED THE ASSETS AND ASSUMED THE IDENTIFIED LIABILITIES OF BAILARD COGNITIVE VALUE FUND, BAILARD ENHANCED GROWTH FUND AND BAILARD INTERNATIONAL EQUITY FUND (THE "BAILARD FUNDS"). THE FISCAL YEAR END OF THE BAILARD FUNDS, THE PREDECESSOR FUNDS TO HIGHMARK COGNITIVE VALUE FUND, HIGHMARK ENHANCED GROWTH FUND AND HIGHMARK INTERNATIONAL OPPORTUNITIES FUND, WAS SEPTEMBER 30. THE FISCAL YEAR END OF THE SUCCESSOR HIGHMARK FUNDS IS JULY 31.

      (5)   FOR THE YEAR ENDED SEPTEMBER 30.

      (6)   COMMENCED OPERATIONS ON JULY 23, 2009.

 The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 167

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2011 (UNAUDITED) AND THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)

                                                                                  DIVIDENDS AND
                                     INVESTMENT ACTIVITIES                        DISTRIBUTIONS
                                -------------------------------                --------------------
                        NET
                       ASSET                      NET REALIZED                                            TOTAL
                       VALUE,         NET        AND UNREALIZED      TOTAL         NET                     FROM
                     BEGINNING    INVESTMENT     GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND  REDEMPTION
                     OF PERIOD  INCOME (LOSS)+    INVESTMENTS     OPERATIONS     INCOME      GAINS    DISTRIBUTIONS     FEES
-------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------
NYSE ARCA TECH 100 INDEX FUND (CONTINUED)
-----------------------------------------

   CLASS A SHARES
   2011*              $25.62        $(0.024)        $ 5.794        $ 5.770      $    --     $    --      $    --      $   --
   2010                22.06         (0.063)          3.623          3.560           --          --           --          --
   2009 (1)            18.53         (0.029)          3.559          3.530           --          --           --          --
   2008 (2)            29.13          (0.10)^        (10.50)        (10.60)          --          --           --          --
   2007 (2)            24.67          (0.12)^          4.58           4.46           --          --           --          --
   2006 (2)            23.10          (0.12)^          1.69           1.57           --          --           --          --
   2005 (2)            20.73          (0.11)^          2.48           2.37           --          --           --          --
   CLASS B SHARES
   2011*              $23.35        $(0.100)        $ 5.270        $ 5.170      $    --     $    --      $    --      $   --
   2010                20.22         (0.191)          3.321          3.130           --          --           --          --
   2009 (1)            17.08         (0.115)          3.255          3.140           --          --           --          --
   2008 (2)            27.06          (0.37)^         (9.61)         (9.98)          --          --           --          --
   2007 (2)            23.09          (0.37)^          4.34           3.97           --          --           --          --
   2006 (2)            21.78          (0.31)^          1.62           1.31           --          --           --          --
   2005 (2)            19.69          (0.28)^          2.37           2.09           --          --           --          --
   CLASS C SHARES
   2011*              $23.78        $(0.102)        $ 5.362        $ 5.260      $    --     $    --      $    --      $   --
   2010                20.59         (0.196)          3.386          3.190           --          --           --          --
   2009 (1)            17.39         (0.117)          3.317          3.200           --          --           --          --
   2008 (2)            27.55          (0.30)^         (9.86)        (10.16)          --          --           --          --
   2007 (2)            23.51          (0.32)^          4.36           4.04           --          --           --          --
   2006 (2)            22.17          (0.31)^          1.65           1.34           --          --           --          --
   2005 (2)            20.05          (0.28)^          2.40           2.12           --          --           --          --

------------------------
SMALL CAP ADVANTAGE FUND
------------------------

   FIDUCIARY SHARES
   2011*              $14.54        $(0.004)        $ 3.874        $ 3.870      $    --     $    --      $    --      $   --+++
   2010                11.85         (0.041)          2.787          2.746       (0.056)         --       (0.056)         --
   2009                16.45          0.055          (4.636)        (4.581)      (0.019)         --       (0.019)         --+++
   2008                18.83          0.089          (2.249)        (2.160)      (0.110)     (0.110)      (0.220)         --
   2007 (3)            20.00          0.052          (1.222)        (1.170)          --          --           --          --
   CLASS A SHARES
   2011*              $14.47        $(0.030)        $ 3.860        $ 3.830      $    --  $       --      $    --      $   --+++
   2010                11.80         (0.084)          2.779          2.695       (0.025)         --       (0.025)         --
   2009                16.43          0.020          (4.634)        (4.614)      (0.016)         --       (0.016)         --+++
   2008                18.82          0.038          (2.246)        (2.208)      (0.072)     (0.110)      (0.182)         --
   2007 (3)            20.00          0.021          (1.201)        (1.180)          --          --           --          --
   CLASS C SHARES
   2011*              $14.22        $(0.078)        $ 3.788        $ 3.710      $    --  $       --      $    --      $   --+++
   2010                11.65         (0.161)          2.731          2.570           --          --           --          --
   2009                16.36         (0.048)         (4.662)        (4.710)          --          --           --          --+++
   2008                18.80         (0.062)         (2.254)        (2.316)      (0.014)     (0.110)      (0.124)         --
   2007 (3)            20.00         (0.031)         (1.169)        (1.200)          --          --           --          --

--------------------
SMALL CAP VALUE FUND
--------------------

   FIDUCIARY SHARES
   2011*              $11.73        $ 0.097         $ 2.077        $ 2.174      $(0.164) $       --      $(0.164)     $   --+++
   2010                 9.48          0.116           2.262          2.378       (0.128)         --       (0.128)         --+++
   2009                11.52          0.174          (1.966)        (1.792)      (0.186)     (0.062)      (0.248)         --+++
   2008                17.05          0.166          (2.630)        (2.464)      (0.190)     (2.877)      (3.067)      0.001
   2007                18.12          0.215           1.128          1.343       (0.180)     (2.234)      (2.414)      0.001
   2006                19.55          0.115          (0.156)        (0.041)      (0.080)     (1.309)      (1.389)         --
   CLASS A SHARES
   2011*              $11.40        $ 0.077         $ 2.011        $ 2.088      $(0.128)    $    --      $(0.128)     $   --+++
   2010                 9.22          0.084           2.204          2.288       (0.108)         --       (0.108)         --+++
   2009                11.22          0.141          (1.907)        (1.766)      (0.172)     (0.062)      (0.234)         --+++
   2008                16.68          0.128          (2.570)        (2.442)      (0.142)     (2.877)      (3.019)      0.001
   2007                17.77          0.167           1.109          1.276       (0.133)     (2.234)      (2.367)      0.001
   2006                19.21          0.068          (0.145)        (0.077)      (0.054)     (1.309)      (1.363)         --

                                                                            RATIO
                                                                         OF EXPENSES
                                                                          TO AVERAGE       RATIO OF
                         NET                    NET                       NET ASSETS          NET
                        ASSET                 ASSETS,      RATIO          EXCLUDING       INVESTMENT
                       VALUE,                   END     OF EXPENSES      FEE WAIVERS     INCOME (LOSS)     PORTFOLIO
                         END       TOTAL     OF PERIOD   TO AVERAGE     AND REDUCTION     TO AVERAGE       TURNOVER
                      OF PERIOD  RETURN***     (000)     NET ASSETS      OF EXPENSES      NET ASSETS         RATE
---------------------------------------------------------------------------------------------------------------------
-----------------------------------------
NYSE ARCA TECH 100 INDEX FUND (CONTINUED)
-----------------------------------------

   CLASS A SHARES
   2011*               $31.39      22.47%    $191,870      1.08%            1.28%           (0.16)%            8%
   2010                 25.62      16.18      162,267      1.08             1.25            (0.26)             9
   2009 (1)             22.06      19.05      166,899      1.27**~#         1.42**~         (0.21)**#         10
   2008 (2)             18.53     (36.39)     157,076      1.08++           1.08            (0.37)++          19
   2007 (2)             29.13      18.08      279,501      0.99++           0.99            (0.45)++          14
   2006 (2)             24.67       6.80      275,177      0.99##           0.99            (0.47)##          11
   2005 (2)             23.10      11.43      289,674      1.02##           1.02            (0.48)##          17
   CLASS B SHARES
   2011*               $28.52      22.14%    $  9,096      1.68%            1.78%           (0.76)%            8%
   2010                 23.35      15.48        9,889      1.68             1.75            (0.86)             9
   2009 (1)             20.22      18.38       14,422      1.99**~#         2.11**~         (0.92)**#         10
   2008 (2)             17.08     (36.88)      17,314      1.82++           1.82            (1.10)++          19
   2007 (2)             27.06      17.19       54,103      1.74++           1.74            (1.20)++          14
   2006 (2)             23.09       6.01       74,106      1.74##           1.74            (1.22)##          11
   2005 (2)             21.78      10.61       87,420      1.77##           1.77            (1.23)##          17
   CLASS C SHARES
   2011*               $29.04      22.12%    $ 11,438      1.68%            1.78%           (0.76)%            8%
   2010                 23.78      15.49       10,680      1.68             1.75            (0.86)             9
   2009 (1)             20.59      18.40       10,620      1.99**~#         2.11**~         (0.92)**#         10
   2008 (2)             17.39     (36.88)      12,839      1.82++           1.82            (1.12)++          19
   2007 (2)             27.55      17.18       26,946      1.74++           1.74            (1.20)++          14
   2006 (2)             23.51       6.04       27,514      1.74##           1.74            (1.22)##          11
   2005 (2)             22.17      10.57       33,503      1.77##           1.77            (1.24)##          17

------------------------
SMALL CAP ADVANTAGE FUND
------------------------

   FIDUCIARY SHARES
   2011*               $18.41      26.62%    $ 27,629      1.31%            1.77%           (0.05)%           40%
   2010                 14.54      23.32       23,527      1.30             1.79            (0.30)            78
   2009                 11.85     (27.90)      22,084      1.27             1.85             0.48             61
   2008                 16.45     (11.48)      26,984      1.26             1.67             0.54             87
   2007 (3)             18.83      (5.85)      27,572      1.30**           1.60**           0.61**           26
   CLASS A SHARES
   2011*               $18.30      26.47%    $    261      1.62%            2.02%           (0.37)%           40%
   2010                 14.47      22.86          310      1.60             2.04            (0.61)            78
   2009                 11.80     (28.08)         227      1.57             2.10             0.18             61
   2008                 16.43     (11.74)         168      1.57             1.91             0.23             87
   2007 (3)             18.82      (5.90)         117      1.56**           2.02**           0.24**           26
   CLASS C SHARES
   2011*               $17.93      26.09%    $    124      2.22%            2.52%           (0.96)%           40%
   2010                 14.22      22.17           77      2.20             2.54            (1.21)            78
   2009                 11.65     (28.85)          87      2.17             2.60            (0.42)            61
   2008                 16.36     (12.33)         133      2.17             2.43            (0.38)            87
   2007 (3)             18.80      (6.00)         131      2.17**           2.62**          (0.35)**          26

--------------------
SMALL CAP VALUE FUND
--------------------

   FIDUCIARY SHARES
   2011*               $13.74      18.55%    $ 38,389      1.24%            1.69%            1.52%            14%
   2010                 11.73      25.21       32,878      1.24             1.66             1.05             34
   2009                  9.48     (15.08)      32,222      1.25             1.58             2.01             37
   2008                 11.52     (15.68)      81,102      1.35             1.51             1.23             25
   2007                 17.05       6.83      178,805      1.34             1.48             1.16             46
   2006                 18.12      (0.01)     164,131      1.32             1.49             0.62             35
   CLASS A SHARES
   2011*               $13.36      18.33%    $ 33,769      1.50%            1.94%            1.25%            14%
   2010                 11.40      24.93       31,263      1.51             1.91             0.79             34
   2009                  9.22     (15.28)      36,132      1.51             1.83             1.75             37
   2008                 11.22     (15.91)      35,794      1.61             1.76             0.97             25
   2007                 16.68       6.58       59,512      1.59             1.73             0.91             46
   2006                 17.77      (0.21)      64,484      1.57             1.74             0.37             35

        The accompanying notes are an integral part of the financial statements.

168 HIGHMARK(R) FUNDS

                                                                                  DIVIDENDS AND
                                     INVESTMENT ACTIVITIES                        DISTRIBUTIONS
                                -------------------------------                --------------------
                        NET
                       ASSET                      NET REALIZED                                            TOTAL
                       VALUE,         NET        AND UNREALIZED      TOTAL         NET                     FROM
                     BEGINNING    INVESTMENT     GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND  REDEMPTION
                     OF PERIOD  INCOME (LOSS)+    INVESTMENTS     OPERATIONS     INCOME      GAINS    DISTRIBUTIONS     FEES
-------------------------------------------------------------------------------------------------------------------------------
--------------------------------
SMALL CAP VALUE FUND (CONTINUED)
--------------------------------

   CLASS B SHARES
   2011*              $10.74         $ 0.038        $ 1.892        $ 1.930      $    --     $    --      $    --      $   --+++
   2010                 8.69           0.019          2.079          2.098       (0.048)         --       (0.048)         --+++
   2009                10.53           0.090         (1.788)        (1.698)      (0.080)     (0.062)      (0.142)         --+++
   2008                15.85           0.046         (2.430)        (2.384)      (0.060)     (2.877)      (2.937)      0.001
   2007                17.01           0.058          1.052          1.110       (0.037)     (2.234)      (2.271)      0.001
   2006                18.51          (0.043)        (0.148)        (0.191)          --      (1.309)      (1.309)         --
   CLASS C SHARES
   2011*              $10.67         $ 0.038        $ 1.874        $ 1.912      $(0.062)    $    --      $(0.062)     $   --+++
   2010                 8.63           0.019          2.076          2.095       (0.055)         --       (0.055)         --+++
   2009                10.48           0.089         (1.783)        (1.694)      (0.094)     (0.062)      (0.156)         --+++
   2008                15.76           0.048         (2.415)        (2.367)      (0.037)     (2.877)      (2.914)      0.001
   2007                16.94           0.052          1.056          1.108       (0.055)     (2.234)      (2.289)      0.001
   2006                18.43          (0.044)        (0.137)        (0.181)          --      (1.309)      (1.309)         --

-------------------
VALUE MOMENTUM FUND
-------------------

   FIDUCIARY SHARES
   2011*              $13.64         $ 0.076        $ 2.481        $ 2.557      $(0.197)    $    --      $(0.197)     $   --+++
   2010                12.17           0.265          1.368          1.633       (0.163)         --       (0.163)         --
   2009                17.53           0.221         (4.399)        (4.178)      (0.223)     (0.959)      (1.182)         --
   2008                24.21           0.279         (2.950)        (2.671)      (0.283)     (3.726)      (4.009)         --
   2007                23.25           0.343          3.381          3.724       (0.343)     (2.421)      (2.764)         --
   2006                24.07           0.314          1.777          2.091       (0.311)     (2.600)      (2.911)         --
   CLASS A SHARES
   2011*              $13.61         $ 0.057        $ 2.472        $ 2.529      $(0.179)    $    --      $(0.179)     $   --+++
   2010                12.14           0.230          1.369          1.599       (0.129)         --       (0.129)         --
   2009                17.50           0.186         (4.395)        (4.209)      (0.192)     (0.959)      (1.151)         --
   2008                24.17           0.224         (2.934)        (2.710)      (0.234)     (3.726)      (3.960)         --
   2007                23.22           0.282          3.373          3.655       (0.284)     (2.421)      (2.705)         --
   2006                24.04           0.255          1.780          2.035       (0.255)     (2.600)      (2.855)         --
   CLASS B SHARES
   2011*              $13.32         $ 0.013        $ 2.423        $ 2.436      $(0.136)    $    --      $(0.136)     $   --+++
   2010                11.88           0.146          1.339          1.485       (0.045)         --       (0.045)         --
   2009                17.16           0.115         (4.312)        (4.197)      (0.124)     (0.959)      (1.083)         --
   2008                23.79           0.100         (2.880)        (2.780)      (0.124)     (3.726)      (3.850)         --
   2007                22.92           0.136          3.325          3.461       (0.170)     (2.421)      (2.591)         --
   2006                23.79           0.114          1.746          1.860       (0.130)     (2.600)      (2.730)         --
   CLASS C SHARES
   2011*              $13.26         $ 0.013        $ 2.414        $ 2.427      $(0.137)    $    --      $(0.137)     $   --+++
   2010                11.84           0.145          1.322          1.467       (0.047)         --       (0.047)         --
   2009                17.10           0.113         (4.289)        (4.176)      (0.125)     (0.959)      (1.084)         --
   2008                23.72           0.107         (2.866)        (2.759)      (0.135)     (3.726)      (3.861)         --
   2007                22.86           0.127          3.330          3.457       (0.176)     (2.421)      (2.597)         --
   2006                23.74           0.110          1.742          1.852       (0.132)     (2.600)      (2.732)         --

                                                                            RATIO
                                                                         OF EXPENSES
                                                                          TO AVERAGE       RATIO OF
                         NET                    NET                       NET ASSETS          NET
                        ASSET                 ASSETS,      RATIO          EXCLUDING       INVESTMENT
                       VALUE,                   END     OF EXPENSES      FEE WAIVERS         INCOME       PORTFOLIO
                         END       TOTAL     OF PERIOD   TO AVERAGE     AND REDUCTION     TO AVERAGE       TURNOVER
                      OF PERIOD  RETURN***     (000)     NET ASSETS      OF EXPENSES      NET ASSETS         RATE
---------------------------------------------------------------------------------------------------------------------
--------------------------------
SMALL CAP VALUE FUND (CONTINUED)
--------------------------------

   CLASS B SHARES
   2011*               $12.67      17.97%    $  1,373      2.10%            2.44%            0.65%            14%
   2010                 10.74      24.19        1,703      2.11             2.41             0.19             34
   2009                  8.69     (15.82)       2,890      2.11             2.33             1.15             37
   2008                 10.53     (16.43)       5,622      2.21             2.26             0.37             25
   2007                 15.85       5.86       10,987      2.19             2.23             0.33             46
   2006                 17.01      (0.87)      13,145      2.18             2.24            (0.25)            35
   CLASS C SHARES
   2011*               $12.52      17.93%    $  5,088      2.10%            2.44%            0.65%            14%
   2010                 10.67      24.33        4,543      2.11             2.41             0.19             34
   2009                  8.63     (15.84)       4,952      2.11             2.33             1.15             37
   2008                 10.48     (16.40)       8,223      2.20             2.25             0.38             25
   2007                 15.76       5.88       20,268      2.19             2.23             0.30             46
   2006                 16.94      (0.82)      18,990      2.18             2.24            (0.25)            35

-------------------
VALUE MOMENTUM FUND
-------------------

   FIDUCIARY SHARES
   2011*               $16.00      18.91%    $246,803      1.02%            1.13%            1.04%            15%
   2010                 13.64      13.43      228,162      1.00             1.11             1.95             12
   2009                 12.17     (23.11)     229,771      0.96             1.09             1.82             20
   2008                 17.53     (12.99)     328,465      0.95             1.08             1.34             17
   2007                 24.21      16.38      445,763      0.94             1.08             1.41             19
   2006                 23.25       9.32      434,080      0.93             1.08             1.35             21
   CLASS A SHARES
   2011*               $15.96      18.72%    $ 75,666      1.27%            1.38%            0.79%            15%
   2010                 13.61      13.18       72,132      1.25             1.36             1.70             12
   2009                 12.14     (23.30)      75,156      1.21             1.34             1.57             20
   2008                 17.50     (13.22)      24,772      1.21             1.33             1.08             17
   2007                 24.17      16.08       31,773      1.19             1.33             1.15             19
   2006                 23.22       9.06       30,047      1.18             1.34             1.09             21
   CLASS B SHARES
   2011*               $15.62      18.40%    $  3,101      1.87%            1.88%            0.19%            15%
   2010                 13.32      12.51        3,439      1.85             1.86             1.10             12
   2009                 11.88     (23.74)       5,722      1.81             1.84             0.97             20
   2008                 17.16     (13.74)       3,823      1.80             1.83             0.49             17
   2007                 23.79      15.38        6,772      1.79             1.83             0.56             19
   2006                 22.92       8.36        7,471      1.80             1.84             0.49             21
   CLASS C SHARES
   2011*               $15.55      18.42%    $  2,677      1.87%            1.88%            0.19%            15%
   2010                 13.26      12.50        2,548      1.85             1.86             1.10             12
   2009                 11.84     (23.76)       3,058      1.81             1.84             0.97             20
   2008                 17.10     (13.69)       1,500      1.76             1.79             0.53             17
   2007                 23.72      15.40        2,061      1.79             1.83             0.53             19
   2006                 22.86       8.34        1,442      1.80             1.84             0.49             21

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

      * FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2011 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

      **    ANNUALIZED.

      *** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

      ~ RATIOS OF EXPENSES TO AVERAGE NET ASSETS INCLUDE INTEREST EXPENSES OF LESS THAN 0.005% FOR THE PERIOD ENDED JULY 31, 2009, WHICH IS NOT INCLUDED IN THE CONTRACTUAL EXPENSES LIMITATION. THE INTEREST EXPENSE IS FROM UTILIZING A LINE OF CREDIT.

      + PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD, UNLESS OTHERWISE INDICATED.

      ++    DOES NOT REFLECT VENDOR REIMBURSEMENT OF 0.03%.

      +++   AMOUNT REPRESENTS LESS THAN $0.001.

      #     DOES NOT REFLECT VENDOR REIMBURSEMENT OF 0.08%.

      ##    DOES NOT REFLECT VENDOR REIMBURSEMENT OF 0.02%.

      ^     PER SHARE AMOUNTS CALCULATED USING SEC METHODS.

      (1) FOR THE NINE MONTH PERIOD ENDED JULY 31, 2009. ON JUNE 8, 2009, HIGHMARK FUNDS ACQUIRED THE ASSETS AND ASSUMED THE IDENTIFIED LIABILITIES OF NORTH TRACK EQUITY INCOME FUND, NORTH TRACK GENEVA GROWTH FUND, NORTH TRACK NYSE ARCA TECH 100 INDEX FUND AND NORTH TRACK WISCONSIN TAX-EXEMPT FUND (THE "NORTH TRACK FUNDS"). THE FISCAL YEAR END OF THE NORTH TRACK FUNDS, THE PREDECESSOR FUNDS TO HIGHMARK EQUITY INCOME FUND, HIGHMARK GENEVA GROWTH FUND, HIGHMARK NYSE ARCA TECH 100 INDEX FUND AND HIGHMARK WISCONSIN TAX-EXEMPT FUND, WAS OCTOBER 31. THE FISCAL YEAR END OF THE SUCCESSOR HIGHMARK FUNDS IS JULY 31.

      (2)   FOR THE YEAR ENDED OCTOBER 31.

      (3)   COMMENCED OPERATIONS ON MARCH 1, 2007.

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 169

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2011 (UNAUDITED) AND THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)

                                                                                     DIVIDENDS AND
                                        INVESTMENT ACTIVITIES                        DISTRIBUTIONS
                                   -------------------------------                --------------------
                          NET
                         ASSET                       NET REALIZED                                            TOTAL
                         VALUE,         NET         AND UNREALIZED      TOTAL        NET                     FROM
                       BEGINNING     INVESTMENT     GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND   REDEMPTION
                       OF PERIOD   INCOME (LOSS)+     INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS     FEES
-----------------------------------------------------------------------------------------------------------------------------------
------------------------------
CAPITAL GROWTH ALLOCATION FUND
------------------------------

   FIDUCIARY SHARES
   2011*                 $18.27       $ 0.178          $ 2.940        $ 3.118      $(0.168)    $    --      $(0.168)         $--
   2010                   16.15         0.176            2.112          2.288       (0.168)         --       (0.168)          --
   2009                   21.86         0.196           (4.304)        (4.108)      (0.230)     (1.372)      (1.602)          --
   2008                   25.72         0.306           (2.894)        (2.588)      (0.360)     (0.912)      (1.272)          --
   2007 (1)               25.10         0.140            1.218          1.358       (0.419)     (0.319)      (0.738)          --
   CLASS A SHARES
   2011*                 $18.24       $ 0.155          $ 2.937        $ 3.092      $(0.132)    $    --      $(0.132)         $--
   2010                   16.14         0.131            2.103          2.234       (0.134)         --       (0.134)          --
   2009                   21.85         0.167           (4.317)        (4.150)      (0.188)     (1.372)      (1.560)          --
   2008                   25.72         0.233           (2.886)        (2.653)      (0.305)     (0.912)      (1.217)          --
   2007                   23.17         0.262            3.002          3.264       (0.395)     (0.319)      (0.714)          --
   2006                   22.16         0.112            1.066          1.178       (0.090)     (0.078)      (0.168)          --
   CLASS C SHARES
   2011*                 $18.03       $ 0.085          $ 2.902        $ 2.987      $(0.007)    $    --      $(0.007)         $--
   2010                   15.99         0.006            2.089          2.095       (0.055)         --       (0.055)          --
   2009                   21.55         0.058           (4.246)        (4.188)          --      (1.372)      (1.372)          --
   2008                   25.42         0.063           (2.849)        (2.786)      (0.172)     (0.912)      (1.084)          --
   2007                   22.97         0.069            2.989          3.058       (0.289)     (0.319)      (0.608)          --
   2006                   22.07        (0.057)           1.063          1.006       (0.028)     (0.078)      (0.106)          --

----------------------------------
DIVERSIFIED EQUITY ALLOCATION FUND
----------------------------------

   FIDUCIARY SHARES
   2011*                 $16.04       $ 0.149          $ 2.816        $ 2.965      $(0.065)    $    --      $(0.065)         $--
   2010                   14.03         0.119            1.965          2.084       (0.074)         --       (0.074)          --
   2009                   18.08         0.117           (3.776)        (3.659)      (0.060)     (0.331)      (0.391)          --
   2008                   20.97         0.180           (2.718)        (2.538)      (0.210)     (0.142)      (0.352)          --
   2007 (1)               20.00         0.239            0.973          1.212       (0.242)         --       (0.242)          --
   CLASS A SHARES
   2011*                 $15.96       $ 0.127          $ 2.806        $ 2.933      $(0.023)    $    --      $(0.023)         $--
   2010                   13.98         0.078            1.959          2.037       (0.057)         --       (0.057)          --
   2009                   18.02         0.088           (3.753)        (3.665)      (0.044)     (0.331)      (0.375)          --
   2008                   20.94         0.122           (2.702)        (2.580)      (0.198)     (0.142)      (0.340)          --
   2007 (1)               20.00         0.042            1.134          1.176       (0.236)         --       (0.236)          --
   CLASS C SHARES
   2011*                 $15.69       $ 0.064          $ 2.746        $ 2.810      $    --     $    --      $    --          $--
   2010                   13.79        (0.031)           1.939          1.908       (0.008)         --       (0.008)          --
   2009                   17.85        (0.004)          (3.724)        (3.728)      (0.001)     (0.331)      (0.332)          --
   2008                   20.85        (0.020)          (2.690)        (2.710)      (0.148)     (0.142)      (0.290)          --
   2007 (1)               20.00        (0.119)           1.200          1.081       (0.231)         --       (0.231)          --

-------------------------------
GROWTH & INCOME ALLOCATION FUND
-------------------------------

   FIDUCIARY SHARES
   2011*                 $19.15       $ 0.213          $ 2.394        $ 2.607      $(0.167)    $    --      $(0.167)         $--
   2010                   17.24         0.279            1.928          2.207       (0.297)         --       (0.297)          --
   2009                   21.44         0.314           (3.122)        (2.808)      (0.321)     (1.071)      (1.392)          --
   2008                   24.23         0.413           (2.065)        (1.652)      (0.501)     (0.637)      (1.138)          --
   2007 (1)               23.75         0.035            1.130          1.165       (0.407)     (0.278)      (0.685)          --
   CLASS A SHARES
   2011*                 $19.09       $ 0.186          $ 2.376        $ 2.562      $(0.142)    $    --      $(0.142)         $--
   2010                   17.18         0.232            1.929          2.161       (0.251)         --       (0.251)          --
   2009                   21.37         0.281           (3.123)        (2.842)      (0.277)     (1.071)      (1.348)          --
   2008                   24.15         0.372           (2.075)        (1.703)      (0.440)     (0.637)      (1.077)          --
   2007                   22.26         0.412            2.258          2.670       (0.502)     (0.278)      (0.780)          --
   2006                   21.61         0.259            0.688          0.947       (0.240)     (0.057)      (0.297)          --

                                                                                   RATIO
                                                                                OF EXPENSES
                                                                                 TO AVERAGE      RATIO OF
                                NET                     NET                      NET ASSETS        NET
                               ASSET                  ASSETS,       RATIO        EXCLUDING      INVESTMENT
                               VALUE,                   END      OF EXPENSES    FEE WAIVERS    INCOME (LOSS)   PORTFOLIO
                                END        TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION    TO AVERAGE      TURNOVER
                             OF PERIOD   RETURN***     (000)     NET ASSETS#   OF EXPENSES#     NET ASSETS#      RATE
------------------------------------------------------------------------------------------------------------------------
------------------------------
CAPITAL GROWTH ALLOCATION FUND
------------------------------

   FIDUCIARY SHARES
   2011*                       $21.22      17.12%     $    92       0.32%          0.95%           1.82%          19%
   2010                         18.27      14.17          190       0.33           0.92            0.98           30
   2009                         16.15     (17.46)         179       0.33           0.81            1.31           48
   2008                         21.86     (10.56)         171       0.33           0.70            1.23           25
   2007 (1)                     25.72       5.50          770       0.31**         0.70**          0.75**         16
   CLASS A SHARES
   2011*                       $21.20      16.99%     $26,386       0.58%          1.20%           1.57%          19%
   2010                         18.24      13.84       23,808       0.58           1.17            0.73           30
   2009                         16.14     (17.68)      23,780       0.58           1.06            1.06           48
   2008                         21.85     (10.81)      39,324       0.59           0.95            0.97           25
   2007                         25.72      14.19       49,073       0.57           0.93            1.03           16
   2006                         23.17       5.33       30,900       0.82           1.45            0.49           12
   CLASS C SHARES
   2011*                       $21.01      16.57%     $18,066       1.28%          1.70%           0.87%          19%
   2010                         18.03      13.10       15,846       1.28           1.67            0.03           30
   2009                         15.99     (18.25)      14,101       1.27           1.55            0.37           48
   2008                         21.55     (11.43)      21,599       1.29           1.46            0.26           25
   2007                         25.42      13.39       30,144       1.27           1.43            0.28           16
   2006                         22.97       4.56       16,718       1.53           1.95           (0.25)          12

----------------------------------
DIVERSIFIED EQUITY ALLOCATION FUND
----------------------------------

   FIDUCIARY SHARES
   2011*                       $18.94      18.49%     $   576       0.32%          1.69%           1.70%          25%
   2010                         16.04      14.86          497       0.32           1.80            0.75           35
   2009                         14.03     (19.81)          26       0.33           2.20            0.92           59
   2008                         18.08     (12.30)          15       0.36           1.65            0.86           68
   2007 (1)                     20.97       6.10          183       0.33**         3.37**          1.67**         10
   CLASS A SHARES
   2011*                       $18.87      18.38%     $ 3,378       0.58%          1.94%           1.45%          25%
   2010                         15.96      14.58        2,647       0.57           2.05            0.50           35
   2009                         13.98     (19.92)       2,289       0.58           2.45            0.67           59
   2008                         18.02     (12.52)       2,533       0.60           1.90            0.62           68
   2007 (1)                     20.94       5.93        4,871       0.57**         2.70**          0.28**         10
   CLASS C SHARES
   2011*                       $18.50      17.91%     $ 5,368       1.27%          2.44%           0.75%          25%
   2010                         15.69      13.84        4,365       1.27           2.55           (0.20)          35
   2009                         13.79     (20.52)       3,489       1.29           2.95           (0.04)          59
   2008                         17.85     (13.17)       2,452       1.32           2.41           (0.10)          68
   2007 (1)                     20.85       5.45        1,986       1.29**         2.93**         (0.81)**        10

-------------------------------
GROWTH & INCOME ALLOCATION FUND
-------------------------------

   FIDUCIARY SHARES
   2011*                       $21.59      13.66%     $   159       0.32%          0.87%           2.07%          21%
   2010                         19.15      12.83          127       0.33           0.86            1.49           39
   2009                         17.24     (12.10)         114       0.33           0.81            1.94           66
   2008                         21.44      (7.15)          93       0.33           0.71            1.87           27
   2007 (1)                     24.23       4.98            1       0.31**         0.67**          0.21**         13
   CLASS A SHARES
   2011*                       $21.51      13.46%     $29,660       0.58%          1.12%           1.82%          21%
   2010                         19.09      12.60       26,026       0.57           1.11            1.24           39
   2009                         17.18     (12.29)      23,091       0.58           1.06            1.69           66
   2008                         21.37      (7.42)      37,737       0.58           0.96            1.62           27
   2007                         24.15      12.10       47,572       0.55           0.93            1.72           13
   2006                         22.26       4.41       31,426       0.81           1.45            1.17           13

        The accompanying notes are an integral part of the financial statements.

170 HIGHMARK(R) FUNDS

                                                                                  DIVIDENDS AND
                                      INVESTMENT ACTIVITIES                       DISTRIBUTIONS
                                   ---------------------------                --------------------
                          NET
                         ASSET                   NET REALIZED                                            TOTAL
                        VALUE,         NET      AND UNREALIZED     TOTAL          NET                    FROM
                       BEGINNING   INVESTMENT   GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND   REDEMPTION
                       OF PERIOD     INCOME+      INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS       FEES
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------
GROWTH & INCOME ALLOCATION FUND (CONTINUED)
-------------------------------------------

   CLASS C SHARES
   2011*                 $18.98      $0.114        $ 2.369        $ 2.483      $(0.073)    $    --      $(0.073)        $ --
   2010                   17.09       0.101          1.910          2.011       (0.121)         --       (0.121)          --
   2009                   21.26       0.162         (3.102)        (2.940)      (0.159)     (1.071)      (1.230)          --
   2008                   24.03       0.208         (2.062)        (1.854)      (0.279)     (0.637)      (0.916)          --
   2007                   22.18       0.226          2.261          2.487       (0.359)     (0.278)      (0.637)          --
   2006                   21.55       0.103          0.688          0.791       (0.104)     (0.057)      (0.161)          --

---------------------------
INCOME PLUS ALLOCATION FUND
---------------------------

   FIDUCIARY SHARES
   2011*                 $19.74      $0.243        $ 1.408        $ 1.651      $(0.258)    $(0.073)     $(0.331)        $ --
   2010                   18.23       0.424          1.527          1.951       (0.441)         --       (0.441)          --
   2009                   20.30       0.484         (1.425)        (0.941)      (0.482)     (0.647)      (1.129)          --
   2008                   21.85       0.590         (1.088)        (0.498)      (0.630)     (0.422)      (1.052)          --
   2007 (1)               21.86       0.409          0.348          0.757       (0.482)     (0.285)      (0.767)          --
   CLASS A SHARES
   2011*                 $19.74      $0.217        $ 1.408        $ 1.625      $(0.232)    $(0.073)     $(0.305)        $ --
   2010                   18.24       0.376          1.478          1.854       (0.354)         --       (0.354)          --
   2009                   20.31       0.440         (1.424)        (0.984)      (0.439)     (0.647)      (1.086)          --
   2008                   21.86       0.540         (1.089)        (0.549)      (0.579)     (0.422)      (1.001)          --
   2007                   20.95       0.544          1.199          1.743       (0.548)     (0.285)      (0.833)          --
   2006                   20.73       0.434          0.205          0.639       (0.407)     (0.012)      (0.419)          --
   CLASS C SHARES
   2011*                 $19.61      $0.144        $ 1.395        $ 1.539      $(0.166)    $(0.073)     $(0.239)        $ --
   2010                   18.12       0.239          1.479          1.718       (0.228)         --       (0.228)          --
   2009                   20.19       0.316         (1.425)        (1.109)      (0.314)     (0.647)      (0.961)          --
   2008                   21.73       0.390         (1.080)        (0.690)      (0.428)     (0.422)      (0.850)          --
   2007                   20.85       0.387          1.193          1.580       (0.415)     (0.285)      (0.700)          --
   2006                   20.66       0.308          0.183          0.491       (0.289)     (0.012)      (0.301)          --

---------
BOND FUND
---------

   FIDUCIARY SHARES
   2011*                 $11.38      $0.217        $(0.060)       $ 0.157      $(0.222)    $(0.095)     $(0.317)        $ --
   2010                   10.77       0.467          0.618          1.085       (0.475)         --       (0.475)          --
   2009                   10.45       0.472          0.324          0.796       (0.476)         --       (0.476)          --
   2008                   10.40       0.512          0.048          0.560       (0.510)         --       (0.510)          --
   2007                   10.35       0.505          0.046          0.551       (0.501)         --       (0.501)          --
   2006                   10.75       0.496         (0.384)         0.112       (0.512)         --       (0.512)          --
   CLASS A SHARES
   2011*                 $11.21      $0.199        $(0.066)       $ 0.133      $(0.208)    $(0.095)     $(0.303)        $ --
   2010                   10.61       0.433          0.614          1.047       (0.447)         --       (0.447)          --
   2009                   10.31       0.440          0.310          0.750       (0.450)         --       (0.450)          --
   2008                   10.26       0.479          0.055          0.534       (0.484)         --       (0.484)          --
   2007                   10.22       0.472          0.044          0.516       (0.476)         --       (0.476)          --
   2006                   10.63       0.463         (0.387)         0.076       (0.486)         --       (0.486)          --
   CLASS B SHARES
   2011*                 $11.16      $0.160        $(0.066)       $ 0.094      $(0.169)    $(0.095)     $(0.264)        $ --
   2010                   10.56       0.357          0.615          0.972       (0.372)         --       (0.372)          --
   2009                   10.26       0.369          0.311          0.680       (0.380)         --       (0.380)          --
   2008                   10.22       0.406          0.046          0.452       (0.412)         --       (0.412)          --
   2007                   10.18       0.400          0.046          0.446       (0.406)         --       (0.406)          --
   2006                   10.59       0.389         (0.383)         0.006       (0.416)         --       (0.416)          --

                                                                                   RATIO
                                                                                OF EXPENSES
                                                                                 TO AVERAGE      RATIO OF
                                NET                     NET                      NET ASSETS         NET
                               ASSET                  ASSETS,       RATIO        EXCLUDING       INVESTMENT
                               VALUE,                   END      OF EXPENSES    FEE WAIVERS        INCOME      PORTFOLIO
                                END        TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION     TO AVERAGE     TURNOVER
                             OF PERIOD   RETURN***     (000)     NET ASSETS#    OF EXPENSES#     NET ASSETS#      RATE
------------------------------------------------------------------------------------------------------------------------
-------------------------------------------
GROWTH & INCOME ALLOCATION FUND (CONTINUED)
-------------------------------------------

   CLASS C SHARES
   2011*                       $21.39      13.10%     $ 19,811      1.28%          1.62%           1.12%          21%
   2010                         18.98      11.78        17,094      1.28           1.61            0.54           39
   2009                         17.09     (12.92)       15,731      1.28           1.56            0.99           66
   2008                         21.26      (8.02)       20,137      1.28           1.47            0.91           27
   2007                         24.03      11.29        22,941      1.25           1.43            0.95           13
   2006                         22.18       3.68        11,752      1.52           1.96            0.47           13

---------------------------
INCOME PLUS ALLOCATION FUND
---------------------------

   FIDUCIARY SHARES
   2011*                       $21.06       8.41%     $    241      0.33%          1.14%           2.36%          20%
   2010                         19.74      10.54           235      0.32           1.26            2.19           29
   2009                         18.23      (4.02)          202      0.35           1.49            2.78           75
   2008                         20.30      (2.43)          101      0.39           1.01            2.79           61
   2007 (1)                     21.85       3.52           103      0.37**         0.77**          2.61**         12
   CLASS A SHARES
   2011*                       $21.06       8.28%     $  9,224      0.58%          1.39%           2.11%          20%
   2010                         19.74      10.21         9,604      0.58           1.51            1.94           29
   2009                         18.24      (4.26)        6,092      0.60           1.74            2.53           75
   2008                         20.31      (2.66)        5,206      0.65           1.26            2.54           61
   2007                         21.86       8.40         5,459      0.62           0.97            2.49           12
   2006                         20.95       3.11         3,651      0.87           1.83            2.07           26
   CLASS C SHARES
   2011*                       $20.91       7.88%     $  7,968      1.28%          1.89%           1.41%          20%
   2010                         19.61       9.51         5,876      1.28           2.01            1.24           29
   2009                         18.12      (4.97)        3,493      1.30           2.24            1.83           75
   2008                         20.19      (3.32)        3,210      1.35           1.76            1.84           61
   2007                         21.73       7.63         3,775      1.32           1.47            1.78           12
   2006                         20.85       2.39         2,086      1.59           2.20            1.48           26

---------
BOND FUND
---------

   FIDUCIARY SHARES
   2011*                       $11.22       1.39%     $324,476      0.79%          1.00%           3.77%          25%
   2010                         11.38      10.29       330,318      0.78           1.00            4.23           32
   2009                         10.77       7.93       307,014      0.77           0.99            4.57           41
   2008                         10.45       5.42       344,350      0.76           0.98            4.83           28
   2007                         10.40       5.40       352,610      0.74           0.99            4.81           16
   2006                         10.35       1.08       396,003      0.74           0.99            4.71           20
   CLASS A SHARES
   2011*                       $11.04       1.20%     $ 28,552      1.04%          1.25%           3.52%          25%
   2010                         11.21      10.08        28,952      1.03           1.25            3.97           32
   2009                         10.61       7.58        22,726      1.02           1.24            4.32           41
   2008                         10.31       5.24        31,167      1.01           1.23            4.58           28
   2007                         10.26       5.11        31,068      1.00           1.24            4.56           16
   2006                         10.22       0.75        35,511      0.99           1.24            4.45           20
   CLASS B SHARES
   2011*                       $10.99       0.85%     $  1,145      1.72%          1.75%           2.84%          25%
   2010                         11.16       9.36         1,345      1.71           1.75            3.29           32
   2009                         10.56       6.87         2,789      1.70           1.74            3.64           41
   2008                         10.26       4.43         4,273      1.69           1.73            3.89           28
   2007                         10.22       4.43         5,577      1.68           1.74            3.87           16
   2006                         10.18       0.06         6,926      1.69           1.74            3.75           20

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

   * FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2011 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

  **   ANNUALIZED.

 *** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS BEEN ANNUALIZED.

   +  PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.

   # RATIOS DO NOT INCLUDE INCOME AND EXPENSES OF THE UNDERLYING FUNDS IN WHICH THE FUND INVESTS FOR THE CAPITAL GROWTH ALLOCATION FUND, DIVERSIFIED EQUITY ALLOCATION FUND, GROWTH & INCOME ALLOCATION FUND AND INCOME PLUS ALLOCATION FUND.

 (1)  COMMENCED OPERATIONS ON NOVEMBER 15, 2006.

 The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 171

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2011 (UNAUDITED) AND THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)

                                                                                  DIVIDENDS AND
                                         INVESTMENT ACTIVITIES                    DISTRIBUTIONS
                                       --------------------------              -------------------
                               NET
                              ASSET                 NET REALIZED                                       TOTAL
                              VALUE,       NET     AND UNREALIZED     TOTAL       NET                  FROM
                            BEGINNING  INVESTMENT  GAIN (LOSS) ON     FROM     INVESTMENT  CAPITAL  DIVIDENDS AND  REDEMPTION
                            OF PERIOD    INCOME+     INVESTMENTS   OPERATIONS    INCOME     GAINS   DISTRIBUTIONS     FEES
-----------------------------------------------------------------------------------------------------------------------------
---------------------
BOND FUND (CONTINUED)
---------------------

   CLASS C SHARES
   2011*                      $11.15     $0.173       $(0.053)      $ 0.120     $(0.185)   $(0.095)    $(0.280)       $--
   2010                        10.56      0.384         0.609         0.993      (0.403)        --      (0.403)        --
   2009                        10.25      0.396         0.325         0.721      (0.411)        --      (0.411)        --
   2008                        10.20      0.430         0.060         0.490      (0.440)        --      (0.440)        --
   2007                        10.17      0.425         0.039         0.464      (0.434)        --      (0.434)        --
   2006                        10.57      0.423        (0.384)        0.039      (0.439)        --      (0.439)        --

------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
------------------------------------------

   FIDUCIARY SHARES
   2011*                      $10.23     $0.134       $(0.300)      $(0.166)    $(0.134)   $    --     $(0.134)       $--
   2010                        10.03      0.327         0.216         0.543      (0.326)    (0.017)     (0.343)        --
   2009                         9.83      0.344         0.216         0.560      (0.342)    (0.018)     (0.360)        --
   2008                         9.72      0.348         0.129         0.477      (0.354)    (0.013)     (0.367)        --
   2007                         9.81      0.361        (0.047)        0.314      (0.368)    (0.036)     (0.404)        --
   2006                        10.12      0.370        (0.208)        0.162      (0.372)    (0.100)     (0.472)        --
   CLASS A SHARES
   2011*                      $10.18     $0.121       $(0.300)      $(0.179)    $(0.121)   $    --     $(0.121)       $--
   2010                         9.98      0.300         0.218         0.518      (0.301)    (0.017)     (0.318)        --
   2009                         9.78      0.318         0.217         0.535      (0.317)    (0.018)     (0.335)        --
   2008                         9.68      0.323         0.120         0.443      (0.330)    (0.013)     (0.343)        --
   2007                         9.77      0.334        (0.045)        0.289      (0.343)    (0.036)     (0.379)        --
   2006                        10.08      0.344        (0.207)        0.137      (0.347)    (0.100)     (0.447)        --
   CLASS B SHARES
   2011*                      $10.18     $0.086       $(0.303)      $(0.217)    $(0.083)   $    --     $(0.083)       $--
   2010                         9.98      0.230         0.213         0.443      (0.226)    (0.017)     (0.243)        --
   2009                         9.77      0.249         0.225         0.474      (0.246)    (0.018)     (0.264)        --
   2008                         9.67      0.254         0.119         0.373      (0.260)    (0.013)     (0.273)        --
   2007                         9.76      0.266        (0.044)        0.222      (0.276)    (0.036)     (0.312)        --
   2006                        10.08      0.272        (0.214)        0.058      (0.278)    (0.100)     (0.378)        --
   CLASS C SHARES
   2011*                      $10.15     $0.097       $(0.299)      $(0.202)    $(0.098)   $    --     $(0.098)       $--
   2010                         9.95      0.253         0.221         0.474      (0.257)    (0.017)     (0.274)        --
   2009                         9.76      0.272         0.211         0.483      (0.275)    (0.018)     (0.293)        --
   2008                         9.66      0.275         0.125         0.400      (0.287)    (0.013)     (0.300)        --
   2007                         9.75      0.289        (0.046)        0.243      (0.297)    (0.036)     (0.333)        --
   2006                        10.06      0.296        (0.206)        0.090      (0.300)    (0.100)     (0.400)        --

----------------------------------------
NATIONAL INTERMEDIATE TAX-FREE BOND FUND
----------------------------------------

   FIDUCIARY SHARES
   2011*                      $11.48     $0.159       $(0.338)      $(0.179)    $(0.161)   $    --     $(0.161)       $--
   2010                        11.20      0.339         0.279         0.618      (0.338)        --      (0.338)        --
   2009                        10.95      0.371         0.259         0.630      (0.371)    (0.009)     (0.380)        --
   2008                        10.84      0.420         0.122         0.542      (0.426)    (0.006)     (0.432)        --
   2007                        10.92      0.433        (0.033)        0.400      (0.441)    (0.039)     (0.480)        --
   2006                        11.25      0.442        (0.231)        0.211      (0.451)    (0.090)     (0.541)        --
   CLASS A SHARES
   2011*                      $11.48     $0.144       $(0.337)      $(0.193)    $(0.147)   $    --     $(0.147)       $--
   2010                        11.20      0.311         0.278         0.589      (0.309)        --      (0.309)        --
   2009                        10.95      0.343         0.260         0.603      (0.344)    (0.009)     (0.353)        --
   2008                        10.83      0.391         0.135         0.526      (0.400)    (0.006)     (0.406)        --
   2007                        10.92      0.405        (0.042)        0.363      (0.414)    (0.039)     (0.453)        --
   2006                        11.25      0.414        (0.230)        0.184      (0.424)    (0.090)     (0.514)        --
   CLASS C SHARES
   2011*                      $11.49     $0.118       $(0.337)      $(0.219)    $(0.121)   $    --     $(0.121)       $--
   2010 (1)                    11.40      0.170         0.203         0.373      (0.283)        --      (0.283)        --
   2008 (2)                    11.05      0.058         0.070         0.128      (0.058)        --      (0.058)        --
   2007                        11.12      0.360        (0.045)        0.315      (0.346)    (0.039)     (0.385)        --
   2006                        11.44      0.368        (0.230)        0.138      (0.368)    (0.090)     (0.458)        --
   2005                        11.54      0.381        (0.018)        0.363      (0.375)    (0.088)     (0.463)        --
   2004 (3)                    11.78      0.343        (0.315)        0.028      (0.267)    (0.001)     (0.268)        --

                                                                                  RATIO
                                                                               OF EXPENSES
                                                                                TO AVERAGE      RATIO OF
                               NET                     NET                      NET ASSETS         NET
                              ASSET                  ASSETS,       RATIO        EXCLUDING       INVESTMENT
                              VALUE,                   END      OF EXPENSES    FEE WAIVERS       INCOME       PORTFOLIO
                               END        TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION    TO AVERAGE     TURNOVER
                            OF PERIOD   RETURN***     (000)      NET ASSETS    OF EXPENSES     NET ASSETS       RATE
-----------------------------------------------------------------------------------------------------------------------
---------------------
BOND FUND (CONTINUED)
---------------------

   CLASS C SHARES
   2011*                      $10.99      1.08%      $  6,490       1.47%         1.50%          3.09%           25%
   2010                        11.15      9.58          4,164       1.46          1.50           3.54            32
   2009                        10.56      7.29          1,309       1.45          1.49           3.89            41
   2008                        10.25      4.82            194       1.45          1.49           4.14            28
   2007                        10.20      4.61            102       1.43          1.49           4.13            16
   2006                        10.17      0.39             91       1.43          1.49           4.10            20

------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
------------------------------------------

   FIDUCIARY SHARES
   2011*                      $ 9.93     (1.65)%     $116,338       0.54%         1.01%          2.62%           21%
   2010                        10.23      5.49        112,407       0.53          1.02           3.22            17
   2009                        10.03      5.80         96,420       0.52          1.03           3.47            12
   2008                         9.83      4.96         90,173       0.51          1.01           3.54            14
   2007                         9.72      3.24         89,852       0.49          1.00           3.67             2
   2006                         9.81      1.65         95,266       0.50          1.00           3.72             5
   CLASS A SHARES
   2011*                      $ 9.88     (1.78)%     $ 75,583       0.79%         1.26%          2.37%           21%
   2010                        10.18      5.26         76,111       0.78          1.27           2.97            17
   2009                         9.98      5.57         48,833       0.77          1.28           3.22            12
   2008                         9.78      4.62         28,430       0.75          1.25           3.30            14
   2007                         9.68      3.00         27,500       0.74          1.25           3.42             2
   2006                         9.77      1.40         37,472       0.75          1.25           3.47             5
   CLASS B SHARES
   2011*                      $ 9.88     (2.14)%     $    358       1.49%         1.76%          1.67%           21%
   2010                        10.18      4.49            635       1.48          1.77           2.27            17
   2009                         9.98      4.92          1,621       1.47          1.78           2.52            12
   2008                         9.77      3.88          3,254       1.46          1.76           2.59            14
   2007                         9.67      2.29          4,326       1.44          1.75           2.72             2
   2006                         9.76      0.60          5,345       1.46          1.75           2.75             5
   CLASS C SHARES
   2011*                      $ 9.85     (2.01)%     $ 20,878       1.24%         1.51%          1.92%           21%
   2010                        10.15      4.82         14,860       1.23          1.52           2.52            17
   2009                         9.95      5.03          4,938       1.22          1.53           2.77            12
   2008                         9.76      4.18          1,287       1.22          1.52           2.83            14
   2007                         9.66      2.52            259       1.19          1.50           2.96             2
   2006                         9.75      0.93            540       1.22          1.50           3.00             5

----------------------------------------
NATIONAL INTERMEDIATE TAX-FREE BOND FUND
----------------------------------------

   FIDUCIARY SHARES
   2011*                      $11.14     (1.57)%     $ 80,245       0.52%         1.07%          2.75%           11%
   2010                        11.48      5.60         81,121       0.51          1.07           2.99            14
   2009                        11.20      5.85         75,000       0.44          1.08           3.35            35
   2008                        10.95      5.06         62,883       0.29          1.05           3.82            19
   2007                        10.84      3.72         67,896       0.28          1.01           3.95             4
   2006                        10.92      1.94         75,401       0.28          1.00           4.00             7
   CLASS A SHARES
   2011*                      $11.14     (1.69)%     $ 23,350       0.77%         1.32%          2.50%           11%
   2010                        11.48      5.33         22,335       0.76          1.32           2.74            14
   2009                        11.20      5.60         19,285       0.69          1.33           3.10            35
   2008                        10.95      4.91          7,108       0.54          1.30           3.57            19
   2007                        10.83      3.37          3,159       0.53          1.25           3.70             4
   2006                        10.92      1.69          2,923       0.53          1.25           3.74             7
   CLASS C SHARES
   2011*                      $11.15     (1.83)%     $  3,790       1.22%         1.57%          2.05%           11%
   2010 (1)                    11.49      2.25          2,363       1.21**        1.57**         2.29**          14
   2008 (2)                    11.12      1.16             --       0.97**        1.43**         3.01**          19***
   2007                        11.05      2.86              6       0.97          1.55           3.22             4
   2006                        11.12      1.24             25       1.00          1.51           3.27             7
   2005                        11.44      3.15             50       1.03          1.59           3.30            14
   2004 (3)                    11.54      0.23             --++     0.67**        0.67**         4.30**           2

        The accompanying notes are an integral part of the financial statements.

172 HIGHMARK(R) FUNDS

                                                                                      DIVIDENDS AND
                                            INVESTMENT ACTIVITIES                     DISTRIBUTIONS
                                       ------------------------------              -------------------
                               NET
                              ASSET                     NET REALIZED                                       TOTAL
                              VALUE,         NET       AND UNREALIZED     TOTAL        NET                  FROM
                            BEGINNING    INVESTMENT    GAIN (LOSS) ON     FROM     INVESTMENT  CAPITAL  DIVIDENDS AND  REDEMPTION
                            OF PERIOD  INCOME (LOSS)+    INVESTMENTS   OPERATIONS    INCOME     GAINS   DISTRIBUTIONS     FEES
---------------------------------------------------------------------------------------------------------------------------------
--------------------
SHORT TERM BOND FUND
--------------------

   FIDUCIARY SHARES
   2011*                      $10.12       $0.114         $(0.023)      $ 0.091     $(0.131)   $    --     $(0.131)       $ --
   2010                        10.00        0.269           0.140         0.409      (0.289)        --      (0.289)         --
   2009                         9.89        0.392           0.111         0.503      (0.393)        --      (0.393)         --
   2008                         9.82        0.430           0.074         0.504      (0.434)        --      (0.434)         --
   2007                         9.76        0.406           0.055         0.461      (0.401)        --      (0.401)         --
   2006                         9.84        0.346          (0.085)        0.261      (0.341)        --      (0.341)         --
   CLASS A SHARES
   2011*                      $10.10       $0.100         $(0.013)      $ 0.087     $(0.117)   $    --     $(0.117)       $ --
   2010                         9.98        0.240           0.141         0.381      (0.261)        --      (0.261)         --
   2009                         9.88        0.364           0.104         0.468      (0.368)        --      (0.368)         --
   2008                         9.81        0.401           0.076         0.477      (0.407)        --      (0.407)         --
   2007                         9.76        0.365           0.061         0.426      (0.376)        --      (0.376)         --
   2006                         9.84        0.319          (0.082)        0.237      (0.317)        --      (0.317)         --
   CLASS C SHARES
   2011*                      $10.22       $0.078         $(0.024)      $ 0.054     $(0.094)   $    --     $(0.094)       $ --
   2010                        10.10        0.197           0.140         0.337      (0.217)        --      (0.217)         --
   2009                         9.99        0.323           0.112         0.435      (0.325)        --      (0.325)         --
   2008                         9.91        0.362           0.073         0.435      (0.355)        --      (0.355)         --
   2007                         9.84        0.334           0.066         0.400      (0.330)        --      (0.330)         --
   2006                         9.92        0.277          (0.084)        0.193      (0.273)        --      (0.273)         --

-------------------------
WISCONSIN TAX-EXEMPT FUND
-------------------------

   FIDUCIARY SHARES
   2011* (4)                  $10.52       $0.190         $(0.472)      $(0.282)    $(0.196)   $(0.012)    $(0.208)       $ --
   CLASS A SHARES
   2011*                      $10.52       $0.183         $(0.478)      $(0.295)    $(0.183)   $(0.012)    $(0.195)       $ --
   2010                        10.10        0.359           0.422         0.781      (0.361)        --      (0.361)         --
   2009 (5)                     9.61        0.267           0.481         0.748      (0.258)        --      (0.258)         --
   2008 (6)                    10.35         0.37^          (0.74)        (0.37)      (0.37)        --       (0.37)         --
   2007 (6)                    10.49         0.37^          (0.14)         0.23       (0.37)        --       (0.37)         --
   2006 (6)                    10.36         0.37^           0.13          0.50       (0.37)        --       (0.37)         --
   2005 (6)                    10.55         0.37^          (0.19)         0.18       (0.37)        --       (0.37)         --
   CLASS B SHARES
   2011*                      $10.51       $0.146         $(0.478)      $(0.332)    $(0.146)   $(0.012)    $(0.158)       $ --
   2010                        10.09        0.285           0.423         0.708      (0.288)        --      (0.288)         --
   2009 (5)                     9.60        0.212           0.482         0.694      (0.204)        --      (0.204)         --
   2008 (6)                    10.34         0.29^          (0.74)        (0.45)      (0.29)        --       (0.29)         --
   2007 (6)                    10.48         0.29^          (0.14)         0.15       (0.29)        --       (0.29)         --
   2006 (6)                    10.35         0.29^           0.13          0.42       (0.29)        --       (0.29)         --
   2005 (6)                    10.55         0.29^          (0.20)         0.09       (0.29)        --       (0.29)         --
   CLASS C SHARES
   2011*                      $10.51       $0.158         $(0.477)      $(0.319)    $(0.159)   $(0.012)    $(0.171)       $ --
   2010                        10.09        0.311           0.424         0.735      (0.315)        --      (0.315)         --
   2009 (5)                     9.60        0.216           0.481         0.697      (0.207)        --      (0.207)         --
   2008 (6)                    10.34         0.29^          (0.74)        (0.45)      (0.29)        --       (0.29)         --
   2007 (6)                    10.48         0.30^          (0.15)         0.15       (0.29)        --       (0.29)         --
   2006 (6)                    10.35         0.29^           0.13          0.42       (0.29)        --       (0.29)         --
   2005 (6)                    10.55         0.29^          (0.20)         0.09       (0.29)        --       (0.29)         --

                                                                                  RATIO
                                                                               OF EXPENSES
                                                                                TO AVERAGE       RATIO OF
                               NET                     NET                      NET ASSETS         NET
                              ASSET                  ASSETS,       RATIO        EXCLUDING       INVESTMENT
                              VALUE,                   END      OF EXPENSES    FEE WAIVERS    INCOME (LOSS)   PORTFOLIO
                               END        TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION     TO AVERAGE     TURNOVER
                            OF PERIOD   RETURN***     (000)      NET ASSETS    OF EXPENSES      NET ASSETS       RATE
-----------------------------------------------------------------------------------------------------------------------
--------------------
SHORT TERM BOND FUND
--------------------

   FIDUCIARY SHARES
   2011*                      $10.08      1.00%      $ 87,580       0.67%         0.97%          2.24%           19%
   2010                        10.12      4.04         71,122       0.66          0.99           2.67            27
   2009                        10.00      5.24         51,471       0.66          1.07           3.99            54
   2008                         9.89      5.21         52,958       0.65          0.97           4.33            43
   2007                         9.82      4.81         54,638       0.65          0.92           4.13            33
   2006                         9.76      2.71         36,497       0.65          0.92           3.54            27
   CLASS A SHARES
   2011*                      $10.07      0.86%      $ 25,078       0.95%         1.22%          1.96%           19%
   2010                        10.10      3.86         22,581       0.94          1.24           2.39            27
   2009                         9.98      4.88          9,403       0.93          1.32           3.72            54
   2008                         9.88      4.93            271       0.93          1.23           4.05            43
   2007                         9.81      4.43            153       0.91          1.16           3.72            33
   2006                         9.76      2.46          1,113       0.90          1.21           3.26            27
   CLASS C SHARES
   2011*                      $10.18      0.53%      $ 22,758       1.40%         1.47%          1.51%           19%
   2010                        10.22      3.37         17,565       1.39          1.49           1.94            27
   2009                        10.10      4.47          3,109       1.38          1.57           3.27            54
   2008                         9.99      4.44            362       1.37          1.47           3.61            43
   2007                         9.91      4.12          1,608       1.36          1.42           3.37            33
   2006                         9.84      1.98          2,509       1.37          1.47           2.80            27

-------------------------
WISCONSIN TAX-EXEMPT FUND
-------------------------

   FIDUCIARY SHARES
   2011* (4)                  $10.03     (2.73)%     $    132       0.65%         1.04%          3.71%            7%
   CLASS A SHARES
   2011*                      $10.03     (2.85)%     $134,737       0.90%         1.29%          3.47%            7%
   2010                        10.52      7.95        146,665       0.90          1.29           3.45            13
   2009 (5)                    10.10      7.76        140,399       1.03**        1.28**         3.61**           9
   2008 (6)                     9.61     (3.72)       143,533       0.95          1.06           3.59             9
   2007 (6)                    10.35      2.24        157,899       0.99          1.04           3.56             9
   2006 (6)                    10.49      4.89        154,008       1.08          1.08           3.54             6
   2005 (6)                    10.36      1.68        150,097       1.09          1.09           3.48             8
   CLASS B SHARES
   2011*                      $10.02     (3.11)%     $  2,481       1.60%         1.79%          2.77%            7%
   2010                        10.51      7.10          2,898       1.60          1.79           2.75            13
   2009 (5)                    10.09      7.18          3,142       1.77**        1.98**         2.87**           9
   2008 (6)                     9.60     (4.43)         3,319       1.70          1.81           2.84             9
   2007 (6)                    10.34      1.51          3,562       1.74          1.79           2.81             9
   2006 (6)                    10.48      4.14          3,630       1.83          1.83           2.79             6
   2005 (6)                    10.35      0.86          3,535       1.84          1.84           2.73             8
   CLASS C SHARES
   2011*                      $10.02     (2.98)%     $ 10,733       1.35%         1.54%          3.02%            7%
   2010                        10.51      7.37         10,157       1.35          1.54           3.00            13
   2009 (5)                    10.09      7.22          6,406       1.72**        1.93**         2.92**           9
   2008 (6)                     9.60     (4.33)         6,009       1.70          1.81           2.84             9
   2007 (6)                    10.34      1.51          6,640       1.74          1.79           2.81             9
   2006 (6)                    10.48      4.14          4,631       1.83          1.83           2.79             6
   2005 (6)                    10.35      0.86          4,195       1.84          1.84           2.73             8

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. FOR NET ASSET VALUE, AT END OF PERIOD, "--" IS AN AMOUNT LESS THAN $1,000.

         * FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2011 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

        **  ANNUALIZED.

       ***  PORTFOLIO TURNOVER RATE BASED ON ONE YEAR DATA.

      **** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

         + PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD, UNLESS OTHERWISE INDICATED.

        ++  AMOUNT REPRESENTS LESS THAN $1,000.

         ^  PER SHARE AMOUNTS CALCULATED USING SEC METHOD.

       (1) CLASS C SHARES RESUMED OPERATIONS ON DECEMBER 4, 2009, WITH A BEGINNING NET ASSET VALUE PER SHARE OF $11.40.

       (2) THE INFORMATION PRESENTED IS FOR THE PERIOD FROM AUGUST 1, 2007 THROUGH SEPTEMBER 27, 2007. CLASS C SHARES CLOSED ON SEPTEMBER 27, 2007. THE ENDING NET ASSET VALUE REFLECTS THE PRICE WHICH FINAL REDEMPTIONS WERE PAID.

       (3)  COMMENCED OPERATIONS ON NOVEMBER 28, 2003.

       (4)  COMMENCED OPERATIONS ON AUGUST 3, 2010.

       (5) FOR THE NINE MONTH PERIOD ENDED JULY 31, 2009. ON JUNE 8, 2009, HIGHMARK FUNDS ACQUIRED THE ASSETS AND ASSUMED THE IDENTIFIED LIABILITIES OF NORTH TRACK EQUITY INCOME FUND, NORTH TRACK GENEVA GROWTH FUND, NORTH TRACK NYSE ARCA TECH 100 INDEX FUND AND NORTH TRACK WISCONSIN TAX-EXEMPT FUND (THE "NORTH TRACK FUNDS"). THE FISCAL YEAR END OF THE NORTH TRACK FUNDS, THE PREDECESSOR FUNDS TO HIGHMARK EQUITY INCOME FUND, HIGHMARK GENEVA GROWTH FUND, HIGHMARK NYSE ARCA TECH 100 INDEX FUND AND HIGHMARK WISCONSIN TAX-EXEMPT FUND, WAS OCTOBER 31. THE FISCAL YEAR END OF THE SUCCESSOR HIGHMARK FUNDS IS JULY 31.

       (6)  FOR THE YEAR ENDED OCTOBER 31.

 The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 173

NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2011 (UNAUDITED)

1. ORGANIZATION

HighMark(R) Funds ("HighMark" or the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 10, 1987.

HighMark is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company with thirty-one separate funds. The following funds of the Trust are included in these financial statements:
Balanced Fund, Cognitive Value Fund, Core Equity Fund, Enhanced Growth Fund, Equity Income Fund, Fundamental Equity Fund, Geneva Mid Cap Growth Fund (formerly Geneva Growth Fund), Geneva Small Cap Growth Fund, International Opportunities Fund, Large Cap Growth Fund, Large Cap Value Fund, NYSE Arca Tech 100 Index Fund, Small Cap Advantage Fund, Small Cap Value Fund, Value Momentum Fund (collectively, the "Equity Funds"), Bond Fund, California Intermediate Tax-Free Bond Fund, National Intermediate Tax-Free Bond Fund, Short Term Bond Fund and Wisconsin Tax-Exempt Fund (collectively, the "Fixed-Income Funds"), Capital Growth Allocation Fund, Diversified Equity Allocation Fund, Growth & Income Allocation Fund and Income Plus Allocation Fund (collectively, the "Asset Allocation Funds"). The Equity Funds, the Fixed-Income Funds, and the Asset Allocation Funds are collectively the "Funds" and each is a "Fund." Pursuant to HighMark's multiple class plan, the Funds may offer up to six classes of shares, Class A Shares, Class B Shares and Class C Shares (collectively, the "Retail Shares"), Fiduciary Shares, Class S Shares and Class M Shares. The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies.

As of January 31, 2011, Global Growth Equity Fund and International Growth Equity Fund have not yet commenced operations.

Class B Shares of the Funds are closed to purchases by new and existing investors. Existing investors, however, may still exchange shares and reinvest distributions in Class B Shares of the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and assumptions.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Where available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. These third-party pricing agents may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques. Such techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are obtained daily from recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long option positions and the closing ask price for short option positions. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions.

Investments in registered investment companies are priced at the fund's daily net asset value. The assets of each of the Asset Allocation Funds consist primarily of the investments in underlying affiliated registered investment companies, which are valued at their respective daily net asset values in accordance with the above, board-approved, pricing procedures.

Securities for which market prices are not readily available are valued in accordance with the Funds' Fair Value Procedures established by HighMark's Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for a significant amount of time; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

174 HIGHMARK(R) FUNDS

For securities held by the Funds that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If HighMark Capital Management, Inc. (the "Adviser" or the "Administrator"), a wholly owned subsidiary of Union Bank, N.A. (the "Bank") (a wholly owned subsidiary of UnionBanCal Corporation), or the sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it shall request that a Committee meeting be called.

The International Opportunities Fund also uses a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a "confidence interval", which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund will value the non-U.S. securities in its portfolio that exceed the applicable "confidence interval" based upon the adjusted prices provided by the fair valuation vendor.

FAIR VALUE MEASUREMENTS - The inputs and valuations techniques used to measure fair value of the Funds' net assets are summarized into three levels as described in the hierarchy below:

         o  Level 1 - unadjusted quoted prices in active markets for identical assets or liabilities

         o  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

         o  Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for each of the Fund's investments as of January 31, 2011 is included with each Fund's schedule of investments.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars on the following basis:

      (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

      (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of securities. The Funds report certain foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS -- The International Opportunities Fund may enter into spot and forward foreign currency contracts as hedges against either specific transactions, Fund positions or anticipated Fund positions. All commitments are "marked-to-market" daily using the applicable spot or forward foreign exchange rate, and any resulting unrealized gains or losses are recorded. The International Opportunities Fund realizes gains and losses at the time the spot or forward contracts are extinguished. Unrealized gains or losses on outstanding positions in spot and forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for federal income tax purposes. The International Opportunities Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Also, the risk exists that losses could exceed amounts disclosed on the statement of assets and liabilities. The only Fund to have engaged in forward foreign currency contracts was the International Opportunities Fund. During the six months ended January 31, 2011, the average number of foreign currency contracts outstanding held by the International Opportunities Fund, based on a quarterly average was 3. The unrealized appreciation and depreciation on foreign currency contracts at January 31, 2011, and the net realized gain (loss) and change in unrealized appreciation (depreciation) on foreign currency contracts for the six months ended January 31, 2011, are presented in separate lines on the statement of assets and liabilities and statement of operations, respectively.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums, if any, during the respective holding periods. Interest income is recorded on the

                                                           HIGHMARK(R) FUNDS 175

JANUARY 31, 2011 (UNAUDITED)

accrual basis; dividend income is recorded on the ex-dividend date, or in the case of certain foreign investments, as soon as the Fund is made aware of it.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of repurchase agreements and procedures adopted by the Adviser are designed to ensure that the market value of the collateral is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by a Fund may be delayed or limited.

FUTURES CONTRACTS - The Core Equity Fund, the Equity Income Fund, the NYSE Arca Tech 100 Index Fund and the Small Cap Advantage Fund utilized futures contracts during the six months ended January 31, 2011. The Funds' investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices or are designed for tactical hedging purposes. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily at the settlement price established each day by the board of exchange on which they are traded, and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be a decrease in the price of the underlying securities or index. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. Additionally, the risk exists that losses could exceed amounts disclosed on the statement of assets and liabilities.

As of January 31, 2011, the Core Equity Fund, the Equity Income Fund, the NYSE Arca Tech 100 Index Fund and the Small Cap Advantage Fund were the only Funds to have open futures contracts. During the six months ended January 31, 2011, the average number of futures contracts outstanding, based on a quarterly average, was 24, 7, 28 and 11 on the Core Equity Fund, the Equity Income Fund, the NYSE Arca Tech 100 Index Fund and the Small Cap Advantage Fund, respectively. The unrealized appreciation and depreciation on futures contracts at January 31, 2011, and the net realized gain (loss) and change in unrealized appreciation (depreciation) on futures contracts for the six months ended January 31, 2011, are presented in separate lines on the statement of assets and liabilities and statement of operations, respectively.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by a Fund on a when-issued or forward commitment basis can take place up to a month or more after the trade date. During the period, such securities are subject to market fluctuations and the Fund may maintain, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments. These securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates or other market environment factors. Therefore, the purchase of securities on a "when-issued" basis may increase the risk of fluctuations in a Fund's net asset value.

DISCOUNTS AND PREMIUMS -- Discounts and premiums are accreted or amortized over the life of each security and are recorded as interest income for each of the Funds using a method that approximates the effective interest method.

CLASSES -- Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

ASSET ALLOCATION FUNDS -- In addition to the direct expenses borne by the shareholders of the Asset Allocation Funds, the shareholders also bear indirectly a proportionate share of the expenses of the investment companies in which the Funds invest ("underlying funds"). Capital gain distributions from the underlying funds are booked as realized gains.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Each of the Equity Funds may declare and pay dividends from net investment income periodically, each of the Fixed-Income Funds may declare and pay dividends from net investment income monthly and the Asset Allocation Funds may declare and pay dividends from net investment income quarterly. None of the Funds has a targeted dividend rate, and none of the Funds guarantees that it will pay any dividends or other distributions. Any net realized capital gains, if any, will be distributed at least annually by all Funds.

DEFERRED COMPENSATION PLAN -- Under the deferred compensation plan approved by the Board, members of the Board (the "Trustees") who are not officers or employees of the Bank or any subsidiary of the Bank are permitted to defer a portion of their annual compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in shares of Funds selected by the Trustees, which has the same economic effect for the Trustees as if the Trustees had invested the deferred amounts in such Funds.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of HighMark. However, HighMark has elected to invest in shares of those Funds selected by the Trustees in order to match the deferred compensation obligation. The deferred compensation is allocated to the Funds based on average net assets.

176 HIGHMARK(R) FUNDS

REDEMPTION AND EXCHANGE FEES -- The redemption fee and the exchange fee are designed to discourage short-term trading. Proceeds of the fees are recorded as an increase to paid-in capital of the applicable Fund.

CURRENT, EFFECTIVE OCTOBER 16, 2006
--------------------------------------------------------------------------------
                                                     FIDUCIARY CLASS
                                         ---------------------------------------
Cognitive Value                          2% redemption and      30 days or less
                                         exchange fees          after purchase
Geneva Small Cap Growth                  2% redemption and      30 days or less
                                         exchange fees          after purchase
International Opportunities              2% redemption and      30 days or less
                                         exchange fees          after purchase
Small Cap Advantage                      2% redemption and      30 days or less
                                         exchange fees          after purchase
Small Cap Value                          2% redemption and      30 days or less
                                         exchange fees          after purchase

                                                         CLASS A
                                         ---------------------------------------
Cognitive Value                          2% redemption and      30 days or less
                                         exchange fees          after purchase
Geneva Small Cap Growth                  2% redemption and      30 days or less
                                         exchange fees          after purchase
International Opportunities              2% redemption and      30 days or less
                                         exchange fees          after purchase
Small Cap Advantage                      2% redemption and      30 days or less
                                         exchange fees          after purchase
Small Cap Value                          2% redemption and      30 days or less
                                         exchange fees          after purchase

                                                         CLASS M
                                         ---------------------------------------
Cognitive Value                          2% redemption and      30 days or less
                                         exchange fees          after purchase
International Opportunities              2% redemption and      30 days or less
                                         exchange fees          after purchase

For the six months ended January 31, 2011, the Cognitive Value Fund, the Geneva Small Cap Growth Fund, the International Opportunities Fund, the Small Cap Advantage Fund and the Small Cap Value Fund received redemption fees of $2, $2, $87, $63 and $487, respectively. A Fund's redemption fees are allocated to all classes in that Fund based on relative net assets.

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

HighMark and the Adviser are parties to an Investment Advisory agreement. For its services, the Adviser is entitled to receive a fee with respect to each Fund, which is calculated daily and paid monthly, based on the daily net assets of each Fund, at an annual rate of:

Balanced .................................  0.60%
Cognitive Value ..........................  0.75% on the first $500 million
                                            0.70% on assets over $500 million
Core Equity ..............................  0.60%
Enhanced Growth ..........................  0.75% on the first $500 million
                                            0.70% on the next $500 million
                                            0.65% on assets over $1 billion
Equity Income ............................  0.55% on the first $100 million
                                            0.50% on the next $400 million
                                            0.45% on assets over $500 million
Fundamental Equity .......................  0.60%
Geneva Mid Cap Growth ....................  0.75% on the first $250 million
                                            0.70% on the next $250 million
                                            0.65% on assets over $500 million
Geneva Small Cap Growth ..................  1.00% on the first $250 million
                                            0.95% on the next $250 million
                                            0.90% on assets over $500 million
International Opportunities ..............  0.95% on the first $250 million
                                            0.90% on the next $250 million
                                            0.85% on the next $500 million
                                            0.80% on assets over $1 billion
Large Cap Growth .........................  0.60%
Large Cap Value ..........................  0.60%
NYSE Arca Tech 100 Index .................  0.50% on the first $50 million
                                            0.30% on the next $200 million
                                            0.25% on the next $250 million
                                            0.20% on assets over $500 million
Small Cap Advantage ......................  0.95%
Small Cap Value ..........................  1.00%
Value Momentum ...........................  0.60%
Capital Growth Allocation ................  0.175%
Diversified Equity Allocation ............  0.175%
Growth & Income Allocation ...............  0.175%
Income Plus Allocation ...................  0.175%
Bond .....................................  0.50%
California Intermediate Tax-Free Bond ....  0.50%
National Intermediate Tax-Free Bond ......  0.50%
Short Term Bond ..........................  0.40%
Wisconsin Tax-Exempt .....................  0.50% on the first $250 million
                                            0.40% on assets over $250 million

The Adviser contractually agreed to reduce its fees through November 30, 2011 and to the extent necessary to reimburse the Funds in order to limit the Funds from exceeding certain expense limitations as follows:

                                  FIDUCIARY  CLASS A  CLASS B  CLASS C  CLASS M
                                    SHARES    SHARES   SHARES   SHARES   SHARES
                                  ---------  -------  -------  -------  --------
Balanced .......................    0.99%     1.24%    1.84%     1.84%     n/a
Cognitive Value ................    1.22      1.47      n/a      2.07     1.07%
Core Equity ....................    1.00      1.25     1.85      1.85      n/a
Enhanced Growth ................    1.20      1.45      n/a      2.05     1.05
Equity Income ..................    0.90      1.15     1.75      1.75      n/a
Fundamental Equity .............    0.97      1.22      n/a      1.82      n/a
Geneva Mid Cap Growth ..........    1.13      1.38     1.98      1.98      n/a
Geneva Small Cap Growth. .......    1.37      1.62      n/a      2.22      n/a
International Opportunities ....    1.47      1.62      n/a      2.32     1.32
Large Cap Growth ...............    1.02      1.27     1.87      1.87      n/a
Large Cap Value ................    1.00      1.25     1.85      1.85      n/a
NYSE Arca Tech 100 Index .......    0.83      1.08     1.68      1.68      n/a
Small Cap Advantage ............    1.37      1.62      n/a      2.22      n/a
Small Cap Value ................    1.37      1.62     2.22      2.22      n/a
Value Momentum .................    1.02      1.27     1.87      1.87      n/a
Capital Growth Allocation ......    0.33      0.58      n/a      1.28      n/a
Diversified Equity Allocation ..    0.33      0.58      n/a      1.28      n/a
Growth & Income Allocation .....    0.33      0.58      n/a      1.28      n/a
Income Plus Allocation .........    0.33      0.58      n/a      1.28      n/a
Bond ...........................    0.79      1.04     1.72      1.47      n/a
California Intermediate
  Tax-Free Bond ................    0.54      0.79     1.49      1.24      n/a
National Intermediate
  Tax-Free Bond ................    0.52      0.77      n/a      1.22      n/a
Short Term Bond ................    0.70      0.95      n/a      1.40      n/a
Wisconsin Tax-Exempt ...........    0.65      0.90     1.60      1.35      n/a

n/a -- not applicable

Effective December 1, 2009, the Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

                                                           HIGHMARK(R) FUNDS 177

JANUARY 31, 2011 (UNAUDITED)

The total amount of fees waived and/or assumed by the Adviser from December 1, 2009 to January 31, 2011 and is therefore currently eligible for recoupment provided that the total recoupment does not exceed the Funds' respective limitation, is as follows:

                                                EXPIRING           EXPIRING
                                                  2013               2014
                                            ----------------   ----------------
                                             FOR THE PERIOD     FOR THE PERIOD
                                            DECEMBER 1, 2009    AUGUST 1, 2010
                                                 THROUGH            THROUGH
                                              JULY 31, 2010    JANUARY 31, 2011
                                            ----------------   ----------------
Balanced ................................   $         73,760   $         56,534
Cognitive Value .........................                 --              4,148
Core Equity .............................             48,012             37,855
Enhanced Growth .........................              3,996             11,808
Equity Income ...........................             73,275             63,745
Fundamental Equity ......................             61,786             42,202
Geneva Mid Cap Growth ...................            122,334            110,136
Geneva Small Cap ........................             47,565             40,620
Large Cap Growth ........................             66,315             53,346
Large Cap Value .........................             93,692             63,175
NYSE Arca Tech 100 Index ................             68,245            101,006
Small Cap Advantage .....................             48,889             38,150
Small Cap Value .........................            166,746            124,841
Value Momentum ..........................              6,388             14,959
Capital Growth Allocation ...............            113,246             88,334
Diversified Equity Allocation ...........             60,394             48,286
Growth & Income Allocation ..............             99,056             80,177
Income Plus Allocation ..................             66,595             52,390
Bond ....................................             53,629             57,658
CA Intermediate Tax-Free Bond ...........            334,529            304,842
National Intermediate Tax-Free Bond .....            239,461            196,345
Short Term Bond .........................             57,114             44,323
Wisconsin Tax-Exempt ....................            200,279            155,497

The Fund's total actual annual operating expense ratio may be less than the amount shown for such Fund above due to additional waivers/reimbursements described below.

The Adviser and Bailard, Inc. ("Bailard") are parties to an investment sub-advisory agreement relating to the Cognitive Value Fund, the Enhanced Growth Fund and the International Opportunities Fund. Bailard is entitled to receive a fee at the annual rate of 0.375% of the daily net assets on the first $500 million and 0.35% on the daily net assets over $500 million of the Cognitive Value Fund. Bailard is entitled to receive a fee at the annual rate of 0.375% of the daily net assets on the first $500 million, 0.35% on the daily net assets on the next $500 million and 0.325% on the daily net assets over $1 billion of the Enhanced Growth Fund. Bailard is entitled to receive a fee at the annual rate of 0.475% of the daily net assets on the first $250 million, 0.45% on the daily net assets on the next $250 million, 0.425% on the daily net assets on the next $500 million and 0.4% on the daily net assets over $1 billion of the International Opportunities Fund. Bailard's fee is paid from the Adviser's fee.

Effective October 8, 2010, the Adviser and Ziegler Capital Management, LLC ("Ziegler") entered into a new investment sub-advisory agreement relating to the Equity Income Fund. Ziegler is entitled to be paid monthly a fee equal, with respect to any particular month, to 50% of the total of (i) the adjusted gross advisory fee payable to the Adviser by the Fund with respect to such month, minus (ii) any adviser pay or supplemental payments paid to financial intermediaries or other third parties for the offering or sale of shares in such Fund or the ongoing maintenance of relationships with shareholders of such Fund (including the performance of services with respect to such shareholders) by an adviser or a distributor of HighMark or any of its affiliates (whether as revenue sharing, or for shareholder services, recordkeeping services or other services) with respect to such month. Ziegler's fee is paid from the Adviser's fee. Previously, Ziegler had an interim investment sub-advisory agreement, with the same compensation structure disclosed above, with the Adviser from May 21, 2010 to October 7, 2010 relating to the Equity Income Fund.

The Adviser and Geneva Capital Management Ltd. ("Geneva") entered into two investment sub-advisory agreements relating to the Geneva Mid Cap Growth Fund and the Geneva Small Cap Growth Fund, respectively. Geneva shall be paid monthly a fee equal, with respect to any particular month, to 50% of the total of (i) the gross advisory fee payable to Adviser by the applicable Fund with respect to such month, minus (ii) any adviser pay or supplemental payments paid to financial intermediaries or other third parties under agreements executed after the Geneva Mid Cap Growth Fund and the Geneva Small Cap Growth Fund commence operations, for the offering or sale of shares in such Fund or the ongoing maintenance of relationships with shareholders of such Fund (including the performance of services with respect to such shareholders) by an adviser or a distributor of HighMark or any of its affiliates (whether as revenue sharing, or for shareholder services, recordkeeping services or other services) with respect to such month up to an amount not to exceed 0.10% of the average daily net assets of the Fund with respect to such month. Geneva's fee is paid from the Adviser's fee.

Effective October 18, 2010, the Adviser and Ziegler entered into a new investment sub-advisory agreement relating to the NYSE Arca Tech 100 Index Fund. Ziegler shall be paid monthly a fee equal, with respect to any particular month, to 50% of the total of (i) the adjusted gross advisory fee payable to Adviser by the Fund with respect to such month, minus (ii) any adviser pay or supplemental payments paid to financial intermediaries or other third parties for the offering or sale of shares in such Fund or the ongoing maintenance of relationships with shareholders of such Fund (including the performance of services with respect to such shareholders) by an adviser or a distributor of HighMark or any of its affiliates (whether as revenue sharing, or for shareholder services, recordkeeping services or other services) with respect to such month, minus (iii) all amounts paid by the Fund and/or Adviser with respect to such month pursuant to any license agreement relating to the Fund's use of the NYSE Arca Tech 100 Index and/or any trademarks Archipelago Holdings, Inc. ("Licensing Agreement") or any successor thereto owns or to which it has rights. Ziegler's fee is paid from the Adviser's fee. Previously, Ziegler had an interim investment sub-advisory agreement, with the

178 HIGHMARK(R) FUNDS
same compensation structure disclosed above, with the Adviser from May 21, 2010 to October 17, 2010 relating to the NYSE Arca Tech 100 Index Fund.

Effective October 8, 2010, the Adviser and Ziegler entered into a new investment sub-advisory agreement relating to the Wisconsin Tax-Exempt Fund. Ziegler shall be paid monthly a fee equal, with respect to any particular month, to 50% of the total of (i) the adjusted gross advisory fee payable to Adviser by the Fund with respect to such month, minus (ii) the lesser of (1) the contractually committed expense reimbursement rate, if any, in effect on the date the Fund commences operations and (2) the contractually committed expense reimbursement rate, if any, then in effect, minus (iii) any adviser pay or supplemental payments paid to financial intermediaries or other third parties for the offering or sale of shares in such Fund or the ongoing maintenance of relationships with shareholders of such Fund (including the performance of services with respect to such shareholders) by an adviser or a distributor of HighMark or any of its affiliates (whether as revenue sharing, or for shareholder services, recordkeeping services or other services) with respect to such month. Ziegler's fee is paid from the Adviser's fee. Previously, Ziegler had an interim investment sub-advisory agreement, with the same compensation structure disclosed above, with the Adviser from May 21, 2010 to October 7, 2010 relating to the Wisconsin Tax-Exempt Fund.

HighMark Capital Management serves as the sole investment adviser to the Large Cap Value Fund.

The Adviser and LSV Asset Management ("LSV") are parties to an investment sub-advisory agreement relating to the Small Cap Value Fund. LSV is entitled to receive a fee at the annual rate of 0.65% of the daily net assets on the first $50 million, 0.55% of the daily net assets on the next $50 million and 0.50% on the daily net assets over $100 million of the Small Cap Value Fund. LSV's fee is paid from the Adviser's fee.

The Administrator and HighMark are parties to an administrative services agreement (the "Administrative Services Agreement") under which the Administrator provides the Funds with administrative services for an annual fee of 0.15% of the first $8 billion of the average daily net assets of the Funds and 0.14% of such average daily net assets in excess of $8 billion allocated to each Fund based on its respective net assets. The Administrator may voluntarily waive its fee, subject to termination at any time by the Administrator.

Pursuant to a separate agreement with the Administrator, BNY Mellon Investment Servicing (US) Inc. (the "Sub-Administrator"), formerly known as PNC Global Investment Servicing (U.S.) Inc., performs sub-administration services on behalf of each Fund, for which it receives a fee paid by the Administrator at the annual rate of 0.025% of the first $8 billion of the aggregate average net assets of the Funds and 0.015% of such assets in excess of $8 billion. For the six months ended January 31, 2011, the Sub-Administrator earned sub-administration fees in the amount of $338,184.

Certain officers of HighMark and Trustees who are deemed to be "interested persons" of HighMark as defined in the 1940 Act ("Interested Trustees") are also officers of the Adviser, the Adviser's parent and the Sub-Administrator. Such officers and Interested Trustees, except for the Funds' Chief Compliance Officer, are paid no fees by the Funds for serving as officers of HighMark.

The Trustees who are not "interested persons" of HighMark ("Independent Trustees") receive quarterly retainer fees and fees and expenses for each meeting of the Board attended, which is paid by the Funds.

Boston Financial Data Services, Inc. serves as the transfer agent, dividend disbursing agent and shareholder servicing agent for the Funds.

HighMark Funds Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of BNY Mellon Distributors Inc., formerly known as PFPC Distributors, Inc., and HighMark are parties to an underwriting agreement dated July 1, 2010. HighMark has adopted 12b-1 Plans (the "Plans") with respect to Class A, Class B and Class C Shares that allow each Fund to pay distribution and service fees to the Distributor as compensation for its services under the Plans. The Distributor receives a distribution fee computed daily and paid monthly, at the annual rate of 0.25% of the daily net assets attributable to each Fund's Class A Shares, 0.75% of the daily net assets attributable to each Fund's Class B Shares and 1.00% of the daily net assets attributable to each Fund's Class C Shares (0.75% of the daily net assets of the Bond Fund, the California Intermediate Tax-Free Bond Fund, the National Intermediate Tax-Free Bond Fund, the Short Term Bond Fund and the Wisconsin Tax-Exempt Fund), which may be used by the Distributor to provide compensation for sales support and distribution activities.

HighMark has also adopted shareholder service plans/agreements permitting payment of compensation to service providers, that may include the Bank or its affiliates that have agreed to provide certain shareholder support services for its customers who own Fiduciary, Class A or Class B Shares. In consideration for such services, a service provider is entitled to receive compensation at the annual rate of up to 0.25% of the average daily net assets of the applicable class or classes of shares of the Funds. The service providers have agreed to waive a portion of their fees for certain classes of all Funds for the six months ended January 31, 2011. For the six months ended January 31, 2011, the Bank, or its affiliates earned shareholder servicing fees, net of waivers, from the Funds in the amount of approximately $1,187,956, which is included in the shareholder servicing fees and the related waivers on the statement of operations.

                                                           HIGHMARK(R) FUNDS 179

JANUARY 31, 2011 (UNAUDITED)

A sales charge is imposed on purchases of Class A Shares at the following rates:

                                                                      CLASS A
                                                                      SHARES*
                                                                    -----------
Balanced .........................................................     5.50%
Cognitive Value ..................................................     5.50
Core Equity ......................................................     5.50
Enhanced Growth ..................................................     5.50
Equity Income ....................................................     5.50
Fundamental Equity ...............................................     5.50
Geneva Mid Cap Growth ............................................     5.50
Geneva Small Cap Growth ..........................................     5.50
International Opportunities ......................................     5.50
Large Cap Growth .................................................     5.50
Large Cap Value ..................................................     5.50
NYSE Arca Tech 100 Index .........................................     5.50
Small Cap Advantage ..............................................     5.50
Small Cap Value ..................................................     5.50
Value Momentum ...................................................     5.50
Capital Growth Allocation ........................................     5.50
Diversified Equity Allocation ....................................     5.50
Growth & Income Allocation .......................................     5.50
Income Plus Allocation ...........................................     4.50
Bond .............................................................     2.25
California Intermediate Tax-Free Bond ............................     2.25
National Intermediate Tax-Free Bond ..............................     2.25
Short Term Bond ..................................................     2.25
Wisconsin Tax-Exempt .............................................     2.25

* Maximum sales charge as a percentage of offering price. Lower sales charges apply based on amount invested.

A CDSC is imposed on certain redemptions of Class B Shares. The CDSC varies depending on the number of years from the purchase of Class B Shares until the redemption of such shares.

                  YEARS SINCE                       CONTINGENT DEFERRED
                 PURCHASE MADE                          SALES CHARGE
                 ------------------------------------------------------
                      First .....................             5%
                      Second ....................             4%
                      Third .....................             3%
                      Fourth ....................             3%
                      Fifth .....................             2%
                      Sixth .....................             1%
                      Seventh and Eighth ........            None

A CDSC of 1% is imposed when Class C Shares are redeemed within the first year of purchase.

Union Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian, as compensation for its services, receives a fee at the annual rate of 0.00625% of each Fund's daily net assets except for the International Opportunities Fund, which pays fees based on transactions and assets. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

4. INVESTMENT TRANSACTIONS

The purchases and sales (including maturities) of investment securities by the Equity Funds and Fixed-Income Funds, excluding short-term investments and U.S. government securities, for the six months ended January 31, 2011 are as follows:

                                                       INVESTMENT SECURITIES
                                                  -----------------------------
                                                     PURCHASES       SALES
                                                  -------------  --------------
Balanced ......................................   $   4,058,480  $    5,139,655
Cognitive Value ...............................      80,370,132      77,071,122
Core Equity ...................................      17,316,709      21,564,456
Enhanced Growth ...............................      15,786,946       7,937,265
Equity Income .................................       5,450,824       6,979,920
Fundamental Equity ............................       5,721,131       3,981,909
Geneva Mid Cap Growth .........................      64,579,711      35,288,725
Geneva Small Cap Growth .......................       6,594,101       3,486,498
International Opportunities ...................     100,008,820     113,050,779
Large Cap Growth ..............................      18,384,759      27,080,271
Large Cap Value ...............................      34,247,862      64,882,852
NYSE Arca Tech 100 Index ......................      14,886,622      23,090,580
Small Cap Advantage ...........................       9,901,668      12,390,428
Small Cap Value ...............................      10,123,758      14,154,668
Value Momentum ................................      44,859,988      71,277,781
Capital Growth Allocation .....................       7,750,609      10,120,125
Diversified Equity Allocation .................       2,546,248       2,059,582
Growth & Income Allocation ....................       9,215,171       9,411,005
Income Plus Allocation ........................       3,474,992       3,178,284
Bond ..........................................      82,709,559      79,788,405
California Intermediate Tax-Free Bond .........      62,868,752      45,088,750
National Intermediate Tax-Free Bond ...........      19,832,482      11,180,000
Short Term Bond ...............................      44,840,798      17,885,769
Wisconsin Tax-Exempt ..........................      11,668,111      10,735,060

The purchases and sales (including maturities) of U.S. Government securities by the Equity Funds and Fixed-Income Funds for the six months ended January 31, 2011 are as follows:

                                                 INVESTMENT SECURITIES
                                             ----------------------------
                                               PURCHASES        SALES
                                             ------------    ------------
Balanced ...............................     $    148,459    $    169,891
Bond ...................................       11,171,147      10,462,385
Short Term Bond ........................        4,693,436       4,862,029

Investments made by the Asset Allocation Funds in other HighMark Funds are considered to be investments in Affiliated Companies as defined under section 2(a)(2) of the 1940 Act. A summary of the investment and income activity in each affiliated registered investment company's Fiduciary Shares for each Asset Allocation Fund is as follows:

                            CAPITAL GROWTH ALLOCATION
--------------------------------------------------------------------------------------
                                                                REALIZED   INCOME FROM
AFFILIATED REGISTERED                                            GAINS      AFFILIATED
INVESTMENT COMPANY               CONTRIBUTIONS   WITHDRAWALS    (LOSSES)   INVESTMENTS
------------------------------   -------------   -----------   ---------   -----------
Cognitive Value ..............   $       2,245   $    79,556   $  24,215   $     2,245
Core Equity ..................         390,303     1,990,627    (478,760)       40,833
Enhanced Growth ..............         254,570       300,062      84,285            --
Fundamental Equity ...........       1,297,073       486,480       3,193        51,624
Geneva Mid Cap Growth ........         392,739        44,744      20,515            --
Geneva Small Cap Growth ......         244,584       172,554      52,251            --

180 HIGHMARK(R) FUNDS

                      CAPITAL GROWTH ALLOCATION (CONTINUED)
--------------------------------------------------------------------------------------
                                                                REALIZED   INCOME FROM
AFFILIATED REGISTERED                                            GAINS      AFFILIATED
INVESTMENT COMPANY               CONTRIBUTIONS   WITHDRAWALS    (LOSSES)   INVESTMENTS
------------------------------   -------------   -----------   ---------   -----------
International Opportunities ..   $     833,316   $ 2,156,628   $(596,967)  $   100,040
Large Cap Growth .............         692,701     1,088,345    (148,937)       32,161
Large Cap Value ..............         782,367       818,638    (144,325)      100,076
NYSE Arca Tech 100 Index .....         579,382        30,096       3,606            --
Small Cap Advantage ..........         527,776       890,950      13,081            --
Small Cap Value ..............         125,916       138,302      43,204        18,964
Value Momentum ...............          67,319     1,461,087     230,650        17,424
Bond .........................         147,724            --          74         1,135
Short Term Bond ..............         448,262        91,651       4,774        31,729
Diversified Money Market .....       1,482,241     1,744,764          --            --
                                 -------------   -----------   ---------   -----------
TOTAL:                           $   8,268,518   $11,494,484   $(889,141)  $   396,231
                                 =============   ===========   =========   ===========

                          DIVERSIFIED EQUITY ALLOCATION
--------------------------------------------------------------------------------------
                                                                REALIZED   INCOME FROM
AFFILIATED REGISTERED                                            GAINS      AFFILIATED
INVESTMENT COMPANY               CONTRIBUTIONS   WITHDRAWALS    (LOSSES)   INVESTMENTS
------------------------------   -------------   -----------   ---------   -----------
Cognitive Value ..............   $         504   $    13,204   $   5,625   $       504
Core Equity ..................         278,873       334,504     (12,016)        9,550
Enhanced Growth ..............          76,628        78,805      11,402            --
Fundamental Equity ...........         435,135       107,820         719        12,513
Geneva Mid Cap Growth ........          99,874         6,974       3,282            --
Geneva Small Cap Growth ......          65,855        36,223      11,346            --
International Opportunities ..         364,692       249,144      93,871        21,437
Large Cap Growth .............         213,258       123,564      51,640         5,227
Large Cap Value ..............         283,800       113,838     (14,790)       19,220
NYSE Arca Tech 100 Index .....         148,282         3,075         350            --
Small Cap Advantage ..........         195,740        87,284      50,442            --
Small Cap Value ..............          56,544        12,434       6,979         4,155
Value Momentum ...............          30,383       318,068      56,922         3,913
Diversified Money Market .....         703,755       702,762          --            --
                                 -------------   -----------   ---------   -----------
TOTAL: .......................   $   2,953,323   $ 2,187,699   $ 265,772   $    76,519
                                 =============   ===========   =========   ===========

                           GROWTH & INCOME ALLOCATION
--------------------------------------------------------------------------------------
                                                                REALIZED   INCOME FROM
AFFILIATED REGISTERED                                            GAINS      AFFILIATED
INVESTMENT COMPANY               CONTRIBUTIONS   WITHDRAWALS    (LOSSES)   INVESTMENTS
------------------------------   -------------   -----------   ---------   -----------
Cognitive Value ..............   $      15,131   $    63,513   $  26,643   $     2,112
Core Equity ..................         432,988     1,443,143    (141,293)       32,433
Enhanced Growth ..............         205,769       236,492      63,557            --
Fundamental Equity ...........         985,850       347,200       3,174        40,854
Geneva Mid Cap Growth ........         401,742        57,011      21,748            --
Geneva Small Cap Growth ......         230,292       155,385      46,649            --
International Opportunities ..         799,438     1,305,137      77,915        90,124
Large Cap Growth .............         589,974       914,539    (114,590)       29,359
Large Cap Value ..............         776,638       819,471    (197,228)       87,909
NYSE Arca Tech 100 Index .....         476,264        16,998       2,036            --
Small Cap Advantage ..........         506,419       475,341     293,157            --
Small Cap Value ..............         127,717        72,710      51,516        17,018
Value Momentum ...............          13,451     1,081,093     234,329        13,451
Bond .........................       1,023,338       274,700      63,262        73,037
Short Term Bond ..............       1,574,148       544,556      25,464        84,858
Diversified Money Market .....       2,022,994     3,247,730          --            --
                                 -------------   -----------   ---------   -----------
TOTAL: .......................   $  10,182,153   $11,055,019   $ 456,339   $   471,155
                                 =============   ===========   =========   ===========

                             INCOME PLUS ALLOCATION
--------------------------------------------------------------------------------------
                                                                REALIZED   INCOME FROM
AFFILIATED REGISTERED                                            GAINS      AFFILIATED
INVESTMENT COMPANY               CONTRIBUTIONS   WITHDRAWALS    (LOSSES)   INVESTMENTS
------------------------------   -------------   -----------   ---------   -----------
Cognitive Value ..............   $         420   $     6,812   $   5,859   $       420
Core Equity ..................         219,131       302,797     191,389         8,207
Enhanced Growth ..............          43,990        54,130       6,169            --
Fundamental Equity ...........         257,355       110,587      56,336         9,786
Geneva Mid Cap Growth ........          49,961            --         167            --
Geneva Small Cap Growth ......          52,064        38,480      10,626            --
International Opportunities ..          65,762       260,435      47,653         5,802
Large Cap Growth .............         183,632       138,760      76,736        10,130
Large Cap Value ..............         350,982       226,816      83,436        19,974
NYSE Arca Tech 100 Index .....          82,026            --          --            --
Small Cap Advantage ..........         170,965       162,676     123,319            --
Small Cap Value ..............          49,057        31,305      34,239         3,315
Value Momentum ...............          37,090       303,292      47,786         4,049
Bond .........................         652,007       200,403      45,845        59,742
Short Term Bond ..............         983,529       345,879       5,174        67,190
Diversified Money Market .....       1,918,629     2,552,138          --            --
                                 -------------   -----------   ---------   -----------
TOTAL: .......................   $   5,116,600   $ 4,734,510   $ 734,734   $   188,615
                                 =============   ===========   =========   ===========

Amounts designated as "--" are either $0 or have been rounded to $0.

5. FEDERAL INCOME TAXES

It is each Fund's intention to continue to qualify as a regulated investment company for federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provision for federal income taxes is required.

The Funds have analyzed their tax positions taken on federal income tax returns for all open tax years (tax years ended July 31, 2008 through 2010) and have concluded that no provision for income tax is required in their financial statements.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed realized gains or undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid on a tax basis during the years or periods ended July 31, 2010 and July 31, 2009 (unless otherwise indicated) were as follows:

                                                           HIGHMARK(R) FUNDS 181

JANUARY 31, 2011 (UNAUDITED)

                                                    LONG-TERM     RETURN
                        TAX-EXEMPT    ORDINARY       CAPITAL       OF
                          INCOME      INCOME (1)      GAIN       CAPITAL       TOTAL
                        ----------   -----------   -----------   --------   -----------
Balanced
   2010 ..............  $       --   $   308,084   $        --   $     --   $   308,084
   2009 ..............          --       439,996            --         --       439,996
Cognitive Value
   2010 ..............          --       615,000            --         --       615,000
   2009 ..............          --       837,914            --         --       837,914
Core Equity
   2010 ..............          --       697,080            --         --       697,080
   2009 ..............          --     1,310,835            --         --     1,310,835
Enhanced Growth
   2010 ..............          --       109,185            --         --       109,185
   2009 ..............          --            --            --         --            --
Equity Income
   2010 ..............          --       359,452            --         --       359,452
   2009* .............          --       371,101            --     12,826       383,927
   10/31/08                     --       765,646     1,216,630         --     1,982,276
Fundamental Equity
   2010 ..............          --        83,813            --         --        83,813
   2009 (2) ..........          --        49,156            --         --        49,156
Geneva Mid Cap
   Growth
   2010 ..............          --            --            --         --            --
   2009* .............          --            --            --         --            --
   10/31/08 ..........          --            --    13,425,999         --    13,425,999
International
   Opportunities
   2010 ..............          --     5,341,844            --         --     5,341,844
   2009 ..............          --     4,221,502     5,426,417         --     9,647,919
Large Cap Growth
   2010 ..............          --       713,819            --         --       713,819
   2009 ..............          --       485,371            --         --       485,371
Large Cap Value
   2010 ..............          --     2,156,204            --         --     2,156,204
   2009 ..............          --     3,120,165            --         --     3,120,165
Small Cap Advantage
   2010 ..............          --        97,082            --         --        97,082
   2009 ..............          --        34,252            --         --        34,252
Small Cap Value
   2010 ..............          --       849,055            --         --       849,055
   2009 ..............          --     2,472,276            --         --     2,472,276
Value Momentum
   2010 ..............          --     3,643,504            --         --   $ 3,643,504
   2009 ..............          --     6,742,131    16,417,048         --    23,159,179

                                                    LONG-TERM     RETURN
                        TAX-EXEMPT    ORDINARY       CAPITAL       OF
                          INCOME      INCOME (1)      GAIN       CAPITAL       TOTAL
                        ----------   -----------   -----------   --------   -----------
Capital Growth
   Allocation
   2010 ..............  $       --   $   236,914   $        --   $     --   $   236,914
   2009 ..............          --       307,547     3,314,579         --     3,622,126
Diversified Equity
   Allocation
   2010 ..............          --        11,705            --         --        11,705
   2009 ..............          --         6,309        85,979         --        92,288
Growth & Income
   Allocation
   2010 ..............          --       444,506            --         --       444,506
   2009 ..............          --       578,942     2,602,200         --     3,181,142
Income Plus
   Allocation
   2010 ..............          --       205,340            --         --       205,340
   2009 ..............          --       189,876       265,889         --       455,765
Bond
   2010 ..............          --    14,907,264            --         --    14,907,264
   2009 ..............          --    15,498,369            --         --    15,498,369
California
   Intermediate
   Tax-Free Bond
   2010 ..............   5,333,413            21       274,537         --     5,607,971
   2009 ..............   4,501,546            --       234,391         --     4,735,937
National
   Intermediate
   Tax-Free Bond
   2010 ..............   2,903,362            --            --         --     2,903,362
   2009 ..............   2,570,616            --        56,500         --     2,627,116
Short Term Bond
   2010 ..............          --     2,503,369            --         --     2,503,369
   2009 ..............          --     1,988,865            --         --     1,988,865
Wisconsin Tax-
   Exempt
   2010 ..............   5,298,364        21,671         4,609         --     5,324,644
   2009* .............   3,925,130        24,020            --         --     3,949,150
   10/31/08                     --     5,894,078            --         --     5,894,078

*     For the nine month period ended July 31, 2009.

(1) For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

(2)   Commenced operations on August 1, 2008.

Amounts designated as "--" are $0.

As of July 31, 2010, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                                                                                                        TOTAL
                                                                                                                    DISTRIBUTABLE
                     UNDISTRIBUTED UNDISTRIBUTED UNDISTRIBUTED    CAPITAL      POST-      UNREALIZED       OTHER       EARNINGS
                       ORDINARY     TAX-EXEMPT      LONG-TERM      LOSS       OCTOBER    APPRECIATION    TEMPORARY   (ACCUMULATED
                        INCOME        INCOME      CAPITAL GAIN CARRYFORWARD    LOSSES   (DEPRECIATION)  DIFFERENCES    LOSSES)
                     ------------- ------------- ------------- ------------  ---------  --------------  ----------- -------------
Balanced ..........  $     119,649 $          -- $          -- $ (2,381,965) $      --  $    2,673,274  $        -- $     410,958
Cognitive Value ...        316,167            --            --  (22,913,557)        --       6,458,336           --   (16,139,054)
Core Equity .......         54,144            --            --  (23,988,501)        --      (2,259,650)          --   (26,194,007)
Enhanced Growth ...             --            --            --  (17,129,445)        --      13,873,130           --    (3,256,315)
Equity Income .....         49,869            --            --   (9,510,431)  (436,397)        932,461           --    (8,964,498)
Fundamental
  Equity ..........        147,525            --            --   (1,597,093)        --         632,940           --      (816,628)
Geneva Mid Cap
  Growth ..........             --            --            --   (2,277,681)        --      53,823,607           --    51,545,926
Geneva Small Cap
  Growth ..........         76,657            --       179,513           --         --         862,347           --     1,118,517
International
  Opportunities ...      4,898,752            --            --  (72,183,960)        --      28,161,029           --   (39,124,179)
Large Cap Growth ..        961,600            --            --  (54,625,361)        --       8,726,944           --   (44,936,817)
Large Cap Value ...      1,106,973            --            --  (45,383,938)    (4,820)    (11,746,672)          --   (56,028,457)

182 HIGHMARK(R) FUNDS

                                                                                                                          TOTAL
                                                                                                                      DISTRIBUTABLE
                 UNDISTRIBUTED  UNDISTRIBUTED  UNDISTRIBUTED     CAPITAL       POST-       UNREALIZED       OTHER        EARNINGS
                   ORDINARY      TAX-EXEMPT       LONG-TERM       LOSS        OCTOBER     APPRECIATION    TEMPORARY    (ACCUMULATED
                    INCOME         INCOME       CAPITAL GAIN  CARRYFORWARD     LOSSES    (DEPRECIATION)  DIFFERENCES     LOSSES)
                 -------------  -------------  ------------- -------------  ----------- ---------------  -----------  --------------
NYSE Arca
  Tech 100
  Index .......  $          --  $          --  $          -- $(123,776,208) $        -- $    30,586,815  $        --  $ (93,189,393)
Small Cap
  Advantage ...             --             --             --   (10,348,070)          --       2,371,735           --     (7,976,335)
Small Cap
  Value .......        220,960             --             --   (30,979,746)  (3,925,110)     (6,886,378)          --    (41,570,274)
Value
  Momentum ....      2,528,015             --             --   (17,079,156)         (47)     19,797,963           --      5,246,775
Capital
  Growth
  Allocation ..         32,115             --             --    (7,190,754)  (1,443,577)     (7,175,735)          --    (15,777,951)
Diversified
  Equity
  Allocation ..          6,248             --             --      (501,728)     (17,208)       (511,363)          --     (1,024,051)
Growth &
  Income
  Allocation ..         62,168             --             --    (5,033,471)    (966,580)     (4,775,897)          --    (10,713,780)
Income Plus
  Allocation ..         26,677             --             --       (84,165)          --          45,733           --        (11,755)
Bond ..........         37,470             --      2,020,426            --           --      21,134,194           --     23,192,090
California
  Intermediate
  Tax-Free
  Bond ........             --         21,373             --            --           --       8,667,197           --      8,688,570
National
  Intermediate
  Tax-Free
  Bond ........             --         25,664         14,070            --           --       5,390,710           --      5,430,444
Short Term
  Bond ........         15,737             --             --      (266,193)     (44,001)      1,962,644           --      1,668,187
Wisconsin
  Tax-Exempt ..             --         58,804        181,311            --           --       4,329,188           --      4,569,303

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE OR LESS THAN $1.00.

Post-October losses represent losses realized on investment transactions from November 1, 2009 through July 31, 2010, that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year.

For federal income tax purposes, capital loss carryforwards represent net capital losses of a Fund that may be carried forward for a maximum period of eight years and applied against future net realized capital gains. At July 31, 2010, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

                           2011       2012       2013      2014          2015        2016          2017         2018        TOTAL
                        ---------- ---------- --------- -----------  -----------  -----------  -----------  ----------- ------------
Balanced .............. $       -- $       -- $      -- $        --  $        --  $        --  $ 1,403,955  $   978,010 $  2,381,965
Cognitive Value .......         --         --        --          --           --           --   11,097,315   11,816,242   22,913,557
Core Equity ...........         --         --        --          --           --      568,503   11,186,873   12,233,125   23,988,501
Enhanced Growth .......         --  2,550,850   761,621          --           --           --    2,060,779   11,756,195   17,129,445
Equity Income .........         --         --        --          --           --    5,433,932    3,822,036      254,463    9,510,431
Fundamental Equity ....         --         --        --          --           --           --      541,162    1,055,931    1,597,093
Geneva Mid Cap
  Growth ..............         --         --        --          --           --           --    2,277,681           --    2,277,681
International
  Opportunities .......         --         --        --          --           --           --   38,473,422   33,710,538   72,183,960
Large Cap Growth ...... 39,025,017         --        --          --           --      943,708*  10,266,788    4,389,848   54,625,361
Large Cap Value .......         --         --        --          --    2,415,678*     393,275*  22,090,940   20,484,045   45,383,938
NYSE Arca Tech 100
   Index ..............         --         --        --  54,139,818   38,357,084   14,282,341   16,996,965           --  123,776,208
Small Cap Advantage ...         --         --        --          --           --      767,062    4,383,294    5,197,714   10,348,070
Small Cap Value .......         --         --        --          --           --           --           --   30,979,746   30,979,746
Value Momentum ........         --         --        --      16,755*     747,348*   1,061,013*   6,079,997    9,174,043   17,079,156
Capital Growth
   Allocation .........         --         --        --          --           --           --    2,232,328    4,958,426    7,190,754
Diversified Equity
  Allocation ..........         --         --        --          --           --           --      353,570      148,158      501,728
Growth & Income
   Allocation .........         --         --        --          --           --           --      936,922    4,096,549    5,033,471
Income Plus
   Allocation .........         --         --        --          --           --           --       84,165           --       84,165
Short Term Bond .......         --         --        --          --        9,428           --           --      256,765      266,193

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE OR LESS THAN $1.00.

* Capital loss carryforward amount was inherited from a merging Fund and may be subject to IRS limitations in a given year.

During the year ended July 31, 2010, capital loss carryforwards that were utilized and/or expired to offset gains are as follows:

Geneva Mid Cap Growth ...........  $10,961,868
Geneva Small Cap Growth .........        2,286
Large Cap Growth ................   88,156,404
NYSE Arca Tech 100 Index ........    5,828,135
Income Plus Allocation ..........       27,898
Bond ............................    2,285,521
Wisconsin Tax-Exempt ............      210,792

                                                           HIGHMARK(R) FUNDS 183

JANUARY 31, 2011 (UNAUDITED)

At January 31, 2011, the total cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds are as follows:

                                                                                                     NET
                                                FEDERAL                                          APPRECIATION
                                                TAX COST       APPRECIATION     DEPRECIATION    (DEPRECIATION)
                                             -------------   ---------------   -------------   ---------------
Balanced .................................   $  21,308,763   $     5,259,108   $    (227,763)  $     5,031,345
Cognitive Value ..........................      79,268,723        13,844,239      (1,123,918)       12,720,321
Core Equity ..............................      56,894,324         8,477,497      (1,817,848)        6,659,649
Enhanced Growth ..........................      63,147,023        33,178,811      (2,220,231)       30,958,580
Equity Income ............................      12,087,042         2,692,720         (46,487)        2,646,233
Fundamental Equity .......................      16,444,386         3,539,885         (92,353)        3,447,532
Geneva Mid Cap Growth ....................     206,686,372       102,287,204        (762,121)      101,525,083
Geneva Small Cap Growth ..................      12,267,510         3,410,243        (104,966)        3,305,277
International Opportunities ..............     205,312,214        53,974,033      (3,507,312)       50,466,721
Large Cap Growth .........................      70,310,911        22,239,357        (441,629)       21,797,728
Large Cap Value ..........................     100,688,440        11,105,551      (3,084,644)        8,020,907
NYSE Arca Tech 100 Index .................     144,205,515        83,240,163      (9,799,725)       73,440,438
Small Cap Advantage ......................      22,197,650         6,207,547        (414,863)        5,792,684
Small Cap Value ..........................     101,272,010        14,996,071     (10,707,519)        4,288,552
Value Momentum ...........................     276,220,253        62,592,754      (7,256,728)       55,336,026
Capital Growth Allocation ................      39,290,889         5,214,265              --         5,214,265
Diversified Equity Allocation ............       7,540,058         1,779,950              --         1,779,950
Growth & Income Allocation ...............      42,072,591         7,326,868              --         7,326,868
Income Plus Allocation ...................      15,815,502         1,548,287              --         1,548,287
Bond .....................................     346,065,578        18,620,302      (4,679,050)       13,941,252
California Intermediate Tax-Free Bond ....     208,747,304         3,659,665      (2,259,149)        1,400,516
National Intermediate Tax-Free Bond ......     104,184,057         2,636,369        (675,824)        1,960,545
Short Term Bond ..........................     132,376,640         2,141,945        (598,368)        1,543,577
Wisconsin Tax-Exempt .....................     148,809,188         1,581,371      (4,424,199)       (2,842,828)

6. SECURITIES LENDING

The Custodian serves as the Funds' securities lending agent. Certain Funds lend their securities to approved brokers to earn additional income and receive cash and/or securities as collateral to secure the loans. The Custodian rebates to the brokers certain negotiated amounts if cash is received as collateral for securities on loan. Additionally, the Custodian receives fees for administering the securities lending program for the Funds. For the period ended January 31, 2011, these fees totaled $76,924. Such fees and rebates reduce the overall income the Funds earned on securities purchased with cash collateral, which is reflected net as a reduction to interest income in the statements of operations. The Funds maintain collateral at not less than 100% of the value of loaned securities. If cash collateral is received, a related liability is shown on the statements of assets and liabilities. Although the risk of securities lending is mitigated by the collateral, a Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. The market value of the securities on loan and collateral at January 31, 2011 and the income generated from the program during the period ended January 31, 2011, with respect to such loans are as follows:

                                   MARKET VALUE     MARKET      INCOME RECEIVED
                                  OF SECURITIES    VALUE OF     FROM SECURITIES
                                      LOANED      COLLATERAL        LENDING
                                  -------------   -----------   ---------------
International Opportunities ...   $  10,297,919   $10,788,293   $        51,558
Small Cap Value ...............      25,967,630    26,713,762             9,797

7. CONCENTRATION OF CREDIT RISK

The California Intermediate Tax-Free Bond Fund invests in debt securities issued by the State of California and its political subdivisions. The Wisconsin Tax-Exempt Fund invests in debt securities issued by the State of Wisconsin and its political subdivisions. The ability of the issuers of the securities held by these Funds to meet their obligations may be affected by economic and political developments in their respective states.

Each Fund may invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

8. OTHER

At January 31, 2011, the percentage of total shares outstanding held by shareholders of record (comprised of omnibus accounts held on behalf of individual shareholders) owning 10% or greater of the aggregate total shares outstanding for each Fund is as follows:

                                                          NO. OF          %
                                                       SHAREHOLDERS   OWNERSHIP
                                                       ------------   ---------
Balanced ...........................................         2           36%
Cognitive Value ....................................         1           17%

184 HIGHMARK(R) FUNDS

                                                          NO. OF          %
                                                       SHAREHOLDERS   OWNERSHIP
                                                       ------------   ---------
Core Equity ........................................         3           73%
Enhanced Growth ....................................         1           18%
Equity Income ......................................        --           --
Fundamental Equity .................................         4           85%
Geneva Mid Cap Growth ..............................         2           22%
Geneva Small Cap Growth ............................         4           71%
International Opportunities ........................         2           23%
Large Cap Growth ...................................         1           28%
Large Cap Value ....................................         3           45%
NYSE Arch Tech 100 Index ...........................         1           20%
Small Cap Advantage ................................         3           80%
Small Cap Value ....................................         2           35%
Value Momentum .....................................         2           44%
Capital Growth Allocation ..........................        --           --
Diversified Equity Allocation ......................        --           --
Growth & Income Allocation .........................        --           --
Income Plus Allocation .............................        --           --
Bond ...............................................         3           63%
California Intermediate Tax-Free Bond ..............         1           26%
National Intermediate Tax-Free Bond ................         2           56%
Short Term Bond ....................................         2           33%
Wisconsin Tax-Exempt ...............................        --           --

9. NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are currently effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management has evaluated the impact and has incorporated the appropriate disclosures required by ASU No. 2010-06 in the Funds' financial statement disclosures.

10. SHAREHOLDER PROXY VOTE (UNAUDITED)

At a special meeting of shareholders held on October 8, 2010 shares were voted as follows on the proposals presented to the shareholders:

PROPOSAL 1. TO ELECT EIGHT TRUSTEES (SEVEN OF WHOM ARE CURRENTLY TRUSTEES) TO THE BOARD OF TRUSTEES OF THE TRUST.

FUNDS THAT VOTED: ALL FUNDS

                                                                    NO. OF
                                                                    SHARES
                                                              -----------------
David E. Benkert
Affirmative ...............................................   3,794,452,411.294
Withhold ..................................................     124,280,498.863
                                                              -----------------
Total .....................................................   3,918,732,910.157

                                                                    NO. OF
                                                                    SHARES
                                                              -----------------
Thomas L. Braje
Affirmative ...............................................   3,795,149,838.318
Withhold ..................................................     123,583,071.839
                                                              -----------------
Total .....................................................   3,918,732,910.157

                                                                    NO. OF
                                                                    SHARES
                                                              -----------------
Evelyn S. Dilsaver
Affirmative ...............................................   3,787,132,391.878
Withhold ..................................................     131,600,518.279
                                                              -----------------
Total .....................................................   3,918,732,910.157

                                                                    NO. OF
                                                                    SHARES
                                                              -----------------
David A. Goldfarb
Affirmative ...............................................   3,785,587,914.496
Withhold ..................................................     133,144,995.661
                                                              -----------------
Total .....................................................   3,918,732,910.157

                                                                    NO. OF
                                                                    SHARES
                                                              -----------------
Earle A. Malm II
Affirmative ...............................................   2,788,258,285.734
Withhold ..................................................   1,130,474,624.423
                                                              -----------------
Total .....................................................   3,918,732,910.157

                                                                    NO. OF
                                                                    SHARES
                                                              -----------------
Michael L. Noel
Affirmative ...............................................   3,796,712,559.640
Withhold ..................................................     122,020,350.517
                                                              -----------------
Total .....................................................   3,918,732,910.157

                                                                    NO. OF
                                                                    SHARES
                                                              -----------------
Mindy M. Posoff
Affirmative ...............................................   3,806,132,642.117
Withhold ..................................................     112,600,268.040
                                                              -----------------
Total .....................................................   3,918,732,910.157

                                                                    NO. OF
                                                                    SHARES
                                                              -----------------
Robert M. Whitler
Affirmative ...............................................   3,786,669,009.541
Withhold ..................................................     132,063,900.616
                                                              -----------------
Total .....................................................   3,918,732,910.157

Mr. Benkert, Mr. Braje, Ms. Dilsaver, Mr. Goldfarb, Mr. Malm, Mr. Noel and Mr. Whitler served in their capacities as Trustees of the Funds following the meeting. Mr. Whitler retired effective December 31, 2010. Ms. Posoff was elected to serve in the capacity as Trustee of the Funds.

                                                           HIGHMARK(R) FUNDS 185

JANUARY 31, 2011 (UNAUDITED)

PROPOSAL 2. TO CONSIDER APPROVING AN AMENDMENT TO THE TRUST'S DECLARATION OF TRUST TO PERMIT FUND LIQUIDATIONS WITH THE APPROVAL OF THE BOARD BUT WITHOUT OBTAINING SHAREHOLDER APPROVAL.

FUNDS THAT VOTED: ALL FUNDS

                                                                    NO. OF
                                                                    SHARES
                                                              -----------------
Balanced*
Affirmative ...............................................         675,120.169
Withhold ..................................................          25,173.738
Abstain ...................................................         102,234.291
Broker Non-Vote ...........................................         192,419.312
                                                              -----------------
Total .....................................................         994,947.510

* The meeting was adjourned to October 15, 2010, October 29, 2010 and November 18, 2010.

                                                                    NO. OF
                                                                    SHARES
                                                              -----------------
Cognitive Value
Affirmative ...............................................         207,455.090
Withhold ..................................................       6,436,896.102
Abstain ...................................................           1,929.386
Broker Non-Vote ...........................................         322,007.065
                                                              -----------------
Total .....................................................       6,968,287.643

                                                                    NO. OF
                                                                    SHARES
                                                              -----------------
Core Equity
Affirmative ...............................................       2,889,738.431
Withhold ..................................................       4,785,680.573
Abstain ...................................................           4,269.576
Broker Non-Vote ...........................................         333,285.597
                                                              -----------------
Total .....................................................       8,012,974.177

                                                                    NO. OF
                                                                    SHARES
                                                              -----------------
Enhanced Growth
Affirmative ...............................................         310,349.736
Withhold ..................................................       5,792,512.891
Abstain ...................................................           5,039.983
Broker Non-Vote ...........................................         444,874.887
                                                              -----------------
Total .....................................................       6,552,777.497

                                                                    NO. OF
                                                                    SHARES
                                                              -----------------
Equity Income
Affirmative ...............................................         920,473.492
Withhold ..................................................          99,728.723
Abstain ...................................................          62,065.726
Broker Non-Vote ...........................................         453,844.821
                                                              -----------------
Total .....................................................       1,536,112.762

                                                                    NO. OF
                                                                    SHARES
                                                              -----------------
Fundamental Equity
Affirmative ...............................................         494,198.729
Withhold ..................................................         368,130.129
Abstain ...................................................                  --
Broker Non-Vote ...........................................             648.133
                                                              -----------------
Total .....................................................         862,976.991

                                                                    NO. OF
                                                                    SHARES
                                                              -----------------
Geneva Mid Cap Growth
Affirmative ...............................................       4,783,332.508
Withhold ..................................................       1,826,192.129
Abstain ...................................................         171,039.983
Broker Non-Vote ...........................................       4,048,729.810
                                                              -----------------
Total .....................................................      10,829,294.430

                                                                    NO. OF
                                                                    SHARES
                                                              -----------------
Geneva Small Cap Growth
Affirmative ...............................................         209,096.111
Withhold ..................................................         170,009.454
Abstain ...................................................           1,223.323
Broker Non-Vote ...........................................          11,829.818
                                                              -----------------
Total .....................................................         392,158.706

                                                                    NO. OF
                                                                    SHARES
                                                              -----------------
International Opportunities
Affirmative ...............................................       4,553,474.486
Withhold ..................................................      24,083,103.404
Abstain ...................................................          15,631.420
Broker Non-Vote ...........................................       1,768,597.060
                                                              -----------------
Total .....................................................      30,420,806.370

                                                                    NO. OF
                                                                    SHARES
                                                              -----------------
Large Cap Growth
Affirmative ...............................................       2,868,604.708
Withhold ..................................................       3,297,095.132
Abstain ...................................................         257,997.672
Broker Non-Vote ...........................................       1,335,978.230
                                                              -----------------
Total .....................................................       7,759,675.742

                                                                    NO. OF
                                                                    SHARES
                                                              -----------------
Large Cap Value
Affirmative ...............................................       3,961,862.740
Withhold ..................................................       3,056,110.076
Abstain ...................................................         181,776.806
Broker Non-Vote ...........................................       1,579,558.279
                                                              -----------------
Total .....................................................       8,779,307.901

                                                                    NO. OF
                                                                    SHARES
                                                              -----------------
NYSE Arca Tech 100 Index*
Affirmative ...............................................       2,349,298.565
Withhold ..................................................         272,231.790
Abstain ...................................................         143,519.318
Broker Non-Vote ...........................................         916,223.454
                                                              -----------------
Total .....................................................       3,681,273.127

* The meeting was adjourned to October 15, 2010 and October 18, 2010.

                                                                    NO. OF
                                                                    SHARES
                                                              -----------------
Small Cap Advantage
Affirmative ...............................................         675,931.813
Withhold ..................................................         950,695.186
Abstain ...................................................             621.366
Broker Non-Vote ...........................................          14,298.256
                                                              -----------------
Total .....................................................       1,641,546.621

186 HIGHMARK(R) FUNDS

                                                                    NO. OF
                                                                    SHARES
                                                              -----------------
Small Cap Value*
Affirmative ...............................................       3,074,580.859
Withhold ..................................................       1,125,466.049
Abstain ...................................................         200,095.443
Broker Non-Vote ...........................................         897,380.410
                                                              -----------------
Total .....................................................       5,297,522.761

* The meeting was adjourned to October 15, 2010, October 29, 2010 and November 18, 2010.

                                                                    NO. OF
                                                                    SHARES
                                                              -----------------
Value Momentum
Affirmative ...............................................       4,495,869.239
Withhold ..................................................       4,559,128.041
Abstain ...................................................         261,437.571
Broker Non-Vote ...........................................       2,018,863.447
                                                              -----------------
Total .....................................................      11,335,298.298

                                                                    NO. OF
                                                                    SHARES
                                                              -----------------
Capital Growth Allocation
Affirmative ...............................................         623,585.727
Withhold ..................................................          74,913.413
Abstain ...................................................          31,145.103
Broker Non-Vote ...........................................         579,972.374
                                                              -----------------
Total .....................................................       1,309.616.617

                                                                    NO. OF
                                                                    SHARES
                                                              -----------------
Diversified Equity Allocation*
Affirmative ...............................................         216,239.186
Withhold ..................................................          23,144.066
Abstain ...................................................          13,930.341
Broker Non-Vote ...........................................          58,170.489
                                                              -----------------
Total .....................................................         311,484.082

*     The meeting was adjourned to October 15, 2010 and October 29, 2010.

                                                                    NO. OF
                                                                    SHARES
                                                              -----------------
Growth & Income Allocation*
Affirmative ...............................................       1,093,144.897
Withhold ..................................................          62,211.078
Abstain ...................................................          48,921.223
Broker Non-Vote ...........................................         419,432.349
                                                              -----------------
Total .....................................................       1,623,709.547

*     The meeting was adjourned to October 15, 2010.

                                                                    NO. OF
                                                                    SHARES
                                                              -----------------
Income Plus Allocation*
Affirmative ...............................................         415,890.746
Withhold ..................................................          67,594.157
Abstain ...................................................          13,189.336
Broker Non-Vote ...........................................         144,639.703
                                                              -----------------
Total .....................................................         641,313.942

* The meeting was adjourned to October 15, 2010, October 29, 2010 and November 18, 2010.

                                                                    NO. OF
                                                                    SHARES
                                                              -----------------
Bond
Affirmative ...............................................       7,823,879.527
Withhold ..................................................      18,111,159.568
Abstain ...................................................         224,042.411
Broker Non-Vote ...........................................       2,207,667.263
                                                              -----------------
Total .....................................................      28,366,748.769

                                                                    NO. OF
                                                                    SHARES
                                                              -----------------
California Intermediate Tax-Free Bond
Affirmative ...............................................       3,077,894.428
Withhold ..................................................       8,210,869.010
Abstain ...................................................         210,279.826
Broker Non-Vote ...........................................       4,803,501.900
                                                              -----------------
Total .....................................................      16,302,545.164

                                                                    NO. OF
                                                                    SHARES
                                                              -----------------
National Intermediate Tax-Free Bond
Affirmative ...............................................         821,064.219
Withhold ..................................................       5,303,649.244
Abstain ...................................................          28,908.206
Broker Non-Vote ...........................................       2,383,855.642
                                                              -----------------
Total .....................................................       8,537,477.311

                                                                    NO. OF
                                                                    SHARES
                                                              -----------------
Short Term Bond
Affirmative ...............................................       2,582,991.031
Withhold ..................................................       4,124,021.160
Abstain ...................................................          58,100.448
Broker Non-Vote ...........................................       3,735,164.090
                                                              -----------------
Total .....................................................      10,500,276.729

                                                                    NO. OF
                                                                    SHARES
                                                              -----------------
Wisconsin Tax-Exempt
Affirmative ...............................................       8,549,100.034
Withhold ..................................................       1,113,001.943
Abstain ...................................................         667,266.713
Broker Non-Vote ...........................................       3,036,899.750
                                                              -----------------
Total .....................................................      13,366,268.440

                                                           HIGHMARK(R) FUNDS 187

JANUARY 31, 2011 (UNAUDITED)

PROPOSAL 3. TO CONSIDER EXTENDING THE APPLICABILITY OF AN EXISTING AMENDMENT TO THE INVESTMENT ADVISORY AGREEMENT WITH HIGHMARK CAPITAL MANAGEMENT, INC. ("HCM") TO FUNDS ORGANIZED PRIOR TO MARCH 19, 2009, WHICH AMENDMENT GIVES SPECIFIC AUTHORIZATION TO HCM, WITH THE APPROVAL OF THE BOARD, TO DELEGATE ANY OR ALL OF ITS RESPONSIBILITIES UNDER THE INVESTMENT ADVISORY AGREEMENT TO ONE OR MORE SUB-ADVISERS.

FUNDS THAT VOTED: ALL FUNDS OTHER THAN THE EQUITY INCOME FUND, THE GENEVA MID CAP GROWTH FUND, THE GENEVA SMALL CAP GROWTH FUND, THE NYSE ARCA TECH 100 INDEX FUND AND THE WISCONSIN TAX-EXEMPT FUND.

                                                                    NO. OF
                                                                    SHARES
                                                              -----------------
Balanced*
Affirmative ...............................................         689,732.364
Withhold ..................................................           8,679.543
Abstain ...................................................         104,116.291
Broker Non-Vote ...........................................         192,419.312
                                                              -----------------
Total .....................................................         994,947.510

* The meeting was adjourned to October 15, 2010, October 29, 2010 and November 18, 2010.

                                                                    NO. OF
                                                                    SHARES
                                                              -----------------
Cognitive Value
Affirmative ...............................................       6,639,793.510
Withhold ..................................................           6,487.008
Abstain ...................................................                  --
Broker Non-Vote ...........................................         322,007.125
                                                              -----------------
Total .....................................................       6,968,287.643

                                                                    NO. OF
                                                                    SHARES
                                                              -----------------
Core Equity
Affirmative ...............................................       7,632,458.262
Withhold ..................................................          42,960.742
Abstain ...................................................           4,269.576
Broker Non-Vote ...........................................         333,285.597
                                                              -----------------
Total .....................................................       8,012,974.177

                                                                    NO. OF
                                                                    SHARES
                                                              -----------------
Enhanced Growth
Affirmative ...............................................       6,099,788.445
Withhold ..................................................           3,074.182
Abstain ...................................................           5,039.983
Broker Non-Vote ...........................................         444,874.887
                                                              -----------------
Total .....................................................       6,552,777.497

                                                                    NO. OF
                                                                    SHARES
                                                              -----------------
Fundamental Equity
Affirmative ...............................................         862,328.804
Withhold ..................................................                  --
Abstain ...................................................                  --
Broker Non-Vote ...........................................             648.187
                                                              -----------------
Total .....................................................         862,976.991

                                                                    NO. OF
                                                                    SHARES
                                                              -----------------
International Opportunities
Affirmative ...............................................      28,600,522.376
Withhold ..................................................          38,993.971
Abstain ...................................................          12,692.713
Broker Non-Vote ...........................................       1,768,597.310
                                                              -----------------
Total .....................................................      30,420,806.370

                                                                    NO. OF
                                                                    SHARES
                                                              -----------------
Large Cap Growth
Affirmative ...............................................       6,102,718.816
Withhold ..................................................          50,489.754
Abstain ...................................................         270,488.942
Broker Non-Vote ...........................................       1,335,978.230
                                                              -----------------
Total .....................................................       7,759,675.742

                                                                    NO. OF
                                                                    SHARES
                                                              -----------------
Large Cap Value
Affirmative ...............................................       6,953,380.478
Withhold ..................................................          56,295.433
Abstain ...................................................         190,073.711
Broker Non-Vote ...........................................       1,579,558.279
                                                              -----------------
Total .....................................................       8,779,307.901

                                                                    NO. OF
                                                                    SHARES
                                                              -----------------
Small Cap Advantage
Affirmative ...............................................       1,617,866.753
Withhold ..................................................           8,760.246
Abstain ...................................................             621.366
Broker Non-Vote ...........................................          14,298.256
                                                              -----------------
Total .....................................................       1,641,546.621

                                                                    NO. OF
                                                                    SHARES
                                                              -----------------
Small Cap Value
Affirmative ...............................................       3,477,759.615
Withhold ..................................................         135,265.970
Abstain ...................................................          94,467.339
Broker Non-Vote ...........................................         991,123.950
                                                              -----------------
Total .....................................................       4,698,616.874

                                                                    NO. OF
                                                                    SHARES
                                                              -----------------
Value Momentum
Affirmative ...............................................       8,869,655.949
Withhold ..................................................         183,485.153
Abstain ...................................................         263,293.749
Broker Non-Vote ...........................................       2,018,863.447
                                                              -----------------
Total .....................................................      11,335,298.298

                                                                    NO. OF
                                                                    SHARES
                                                              -----------------
Capital Growth Allocation
Affirmative ...............................................         640,731.929
Withhold ..................................................          55,395.119
Abstain ...................................................          33,517.195
Broker Non-Vote ...........................................         579,972.374
                                                              -----------------
Total .....................................................       1,309,616.617

188 HIGHMARK(R) FUNDS

                                                                    NO. OF
                                                                    SHARES
                                                              -----------------
Diversified Equity Allocation*
Affirmative ...............................................         224,805.579
Withhold ..................................................           9,933.204
Abstain ...................................................          13,702.780
Broker Non-Vote ...........................................          76,118.949
                                                              -----------------
Total .....................................................         324,560.512

* The meeting was adjourned to October 15, 2010.

                                                                    NO. OF
                                                                    SHARES
                                                              -----------------
Growth & Income Allocation*
Affirmative ...............................................       1,103,810.816
Withhold ..................................................          45,560.630
Abstain ...................................................          54,905.752
Broker Non-Vote ...........................................         419,432.349
                                                              -----------------
Total .....................................................       1,623,709.547

* The meeting was adjourned to October 15, 2010.

                                                                    NO. OF
                                                                    SHARES
                                                              -----------------
Income Plus Allocation*
Affirmative ...............................................         439,525.600
Withhold ..................................................          26,492.096
Abstain ...................................................          30,656.543
Broker Non-Vote ...........................................         144,639.703
                                                              -----------------
Total .....................................................         641,313.942

* The meeting was adjourned to October 15, 2010, October 29, 2010 and November 18, 2010.

                                                                    NO. OF
                                                                    SHARES
                                                              -----------------
Bond
Affirmative ...............................................      25,795,785.925
Withhold ..................................................         138,698.712
Abstain ...................................................         224,596.869
Broker Non-Vote ...........................................       2,207,667.263
                                                              -----------------
Total .....................................................      28,366,748.769

                                                                    NO. OF
                                                                    SHARES
                                                              -----------------
California Intermediate Tax-Free Bond
Affirmative ...............................................      10,776,504.820
Withhold ..................................................         387,336.355
Abstain ...................................................         335,202.089
Broker Non-Vote ...........................................       4,803,501.900
                                                              -----------------
Total .....................................................      16,302,545.164

                                                                    NO. OF
                                                                    SHARES
                                                              -----------------
National Intermediate Tax-Free Bond
Affirmative ...............................................       6,081,234.750
Withhold ..................................................          32,915.480
Abstain ...................................................          39,471.439
Broker Non-Vote ...........................................       2,383,855.642
                                                              -----------------
Total .....................................................       8,537,477.311

                                                                    NO. OF
                                                                    SHARES
                                                              -----------------
Short Term Bond
Affirmative ...............................................       6,619,485.571
Withhold ..................................................          81,593.697
Abstain ...................................................          64,033.371
Broker Non-Vote ...........................................       3,735,164.090
                                                              -----------------
Total .....................................................      10,500,276.729

PROPOSAL 4. TO CONSIDER AUTHORIZING HCM, WITH THE APPROVAL OF THE BOARD, INCLUDING A MAJORITY OF THE TRUSTEES WHO ARE NOT "INTERESTED PERSONS" OF THE FUNDS OR HCM (THE "INDEPENDENT TRUSTEES"), TO ENTER INTO AND MATERIALLY AMEND SUB-ADVISORY AGREEMENTS WITH SUB-ADVISERS, WITHOUT OBTAINING SHAREHOLDER APPROVAL. THE AUTHORIZATION SOUGHT IS NOT PROPOSED TO EXTEND TO SUB-ADVISERS WHO ARE AFFILIATES OF HCM OR THE FUNDS (OTHER THAN BY REASON OF SERVING AS SUB-ADVISERS TO ONE OR MORE FUNDS).

FUNDS THAT VOTED: ALL FUNDS OTHER THAN THE EQUITY INCOME FUND, THE GENEVA MID CAP GROWTH FUND, THE GENEVA SMALL CAP GROWTH FUND, THE NYSE ARCA TECH 100 INDEX FUND AND THE WISCONSIN TAX-EXEMPT FUND.

                                                                    NO. OF
                                                                    SHARES
                                                              -----------------
Balanced*
Affirmative ...............................................         684,049.169
Withhold ..................................................          14,373.738
Abstain ...................................................         104,105.291
Broker Non-Vote ...........................................         192,419.312
                                                              -----------------
Total .....................................................         994,947.510

* The meeting was adjourned to October 15, 2010, October 29, 2010 and November 18, 2010.

                                                                    NO. OF
                                                                    SHARES
                                                              -----------------
Cognitive Value
Affirmative ...............................................       6,486,250.547
Withhold ..................................................         160,029.971
Abstain ...................................................                  --
Broker Non-Vote ...........................................         322,007.125
                                                              -----------------
Total .....................................................       6,968,287.643

                                                                    NO. OF
                                                                    SHARES
                                                              -----------------
Core Equity
Affirmative ...............................................       2,892,088.431
Withhold ..................................................       4,783,330.573
Abstain ...................................................           4,269.576
Broker Non-Vote ...........................................         333,285.597
                                                              -----------------
Total .....................................................       8,012,974.177

                                                                    NO. OF
                                                                    SHARES
                                                              -----------------
Enhanced Growth
Affirmative ...............................................       6,099,364.445
Withhold ..................................................           3,498.182
Abstain ...................................................           5,039.983
Broker Non-Vote ...........................................         444,874.887
                                                              -----------------
Total .....................................................       6,552,777.497

                                                                    NO. OF
                                                                    SHARES
                                                              -----------------
Fundamental Equity
Affirmative ...............................................         494,198.729
Withhold ..................................................         368,130.129
Abstain ...................................................                  --
Broker Non-Vote ...........................................             648.133
                                                              -----------------
Total .....................................................         862,976.991

                                                           HIGHMARK(R) FUNDS 189

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
JANUARY 31, 2011 (UNAUDITED)

                                                                      NO. OF
                                                                      SHARES
                                                                 ---------------
International Opportunities
Affirmative ..................................................    21,430,726.419
Withhold .....................................................     7,211,241.572
Abstain ......................................................        10,241.319
Broker Non-Vote ..............................................     1,768,597.060
                                                                 ---------------
Total ........................................................    30,420,806.370

                                                                      NO. OF
                                                                      SHARES
                                                                 ---------------
Large Cap Growth
Affirmative ..................................................     2,875,438.520
Withhold .....................................................     3,282,209.647
Abstain ......................................................       266,049.345
Broker Non-Vote ..............................................     1,335,978.230
                                                                 ---------------
Total ........................................................     7,759,675.742

                                                                      NO. OF
                                                                      SHARES
                                                                 ---------------
Large Cap Value*
Affirmative ..................................................     7,408,209.132
Withhold .....................................................     2,154,220.520
Abstain ......................................................       215,833.088
Broker Non-Vote ..............................................     1,497,968.983
                                                                 ---------------
Total ........................................................    11,276,231.723

*     The meeting was adjourned to October 15, 2010 and October 29, 2010.

                                                                      NO. OF
                                                                      SHARES
                                                                 ---------------
Small Cap Advantage
Affirmative ..................................................       675,931.813
Withhold .....................................................       950,695.186
Abstain ......................................................           621.366
Broker Non-Vote ..............................................        14,298.256
                                                                 ---------------
Total ........................................................     1,641,546.621

                                                                      NO. OF
                                                                      SHARES
                                                                 ---------------
Small Cap Value*
Affirmative ..................................................     3,099,767.879
Withhold .....................................................     1,103,634.838
Abstain ......................................................       196,739.634
Broker Non-Vote ..............................................       897,380.410
                                                                 ---------------
Total ........................................................     5,297,522.761

* The meeting was adjourned to October 15, 2010, October 29, 2010 and November 18, 2010.

                                                                      NO. OF
                                                                      SHARES
                                                                 ---------------
Value Momentum
Affirmative ..................................................     4,500,300.590
Withhold .....................................................     4,541,177.223
Abstain ......................................................       274,957.038
Broker Non-Vote ..............................................     2,018,863.447
                                                                 ---------------
Total ........................................................    11,335,298.298

                                                                      NO. OF
                                                                      SHARES
                                                                 ---------------
Capital Growth Allocation
Affirmative ..................................................       632,058.446
Withhold .....................................................        63,491.818
Abstain ......................................................        34,093.979
Broker Non-Vote ..............................................       579,972.374
                                                                 ---------------
Total ........................................................     1,309,616.617

                                                                      NO. OF
                                                                      SHARES
                                                                 ---------------
Diversified Equity Allocation*
Affirmative ..................................................       200,347.425
Withhold .....................................................        38,678.063
Abstain ......................................................        14,288.105
Broker Non-Vote ..............................................        58,170.489
                                                                 ---------------
Total ........................................................       311,484.082

*     The meeting was adjourned to October 15, 2010 and October 29, 2010.

                                                                      NO. OF
                                                                      SHARES
                                                                 ---------------
Growth & Income Allocation*
Affirmative ..................................................     1,099,291.952
Withhold .....................................................        46,565.754
Abstain ......................................................        58,419.492
Broker Non-Vote ..............................................       419,432.349
                                                                 ---------------
Total ........................................................     1,623,709.547

*     The meeting was adjourned to October 15, 2010.

                                                                      NO. OF
                                                                      SHARES
                                                                 ---------------
Income Plus Allocation*
Affirmative ..................................................       458,162.336
Withhold .....................................................        25,041.180
Abstain ......................................................        13,470.723
Broker Non-Vote ..............................................       144,639.703
                                                                 ---------------
Total ........................................................       641,313.942

* The meeting was adjourned to October 15, 2010, October 29, 2010 and November 18, 2010.

                                                                      NO. OF
                                                                      SHARES
                                                                 ---------------
Bond
Affirmative ..................................................     7,822,001.714
Withhold .....................................................    18,114,926.645
Abstain ......................................................       222,153.147
Broker Non-Vote ..............................................     2,207,667.263
                                                                 ---------------
Total ........................................................    28,366,748.769

                                                                      NO. OF
                                                                      SHARES
                                                                 ---------------
California Intermediate Tax-Free Bond
Affirmative ..................................................     3,028,255.023
Withhold .....................................................     8,172,386.789
Abstain ......................................................       298,401.452
Broker Non-Vote ..............................................     4,803,501.900
                                                                 ---------------
Total ........................................................    16,302,545.164

190 HIGHMARK(R) FUNDS

                                                                      NO. OF
                                                                      SHARES
                                                                 ---------------
National Intermediate Tax-Free Bond
Affirmative ..................................................       914,604.216
Withhold .....................................................     5,197,495.540
Abstain ......................................................        41,521.913
Broker Non-Vote ..............................................     2,383,855.642
                                                                 ---------------
Total ........................................................     8,537,477.311

                                                                      NO. OF
                                                                      SHARES
                                                                 ---------------
Short Term Bond
Affirmative ..................................................     2,553,670.786
Withhold .....................................................     4,159,468.916
Abstain ......................................................        51,972.937
Broker Non-Vote ..............................................     3,735,164.090
                                                                 ---------------
Total ........................................................    10,500,276.729

PROPOSAL 5. TO CONSIDER APPROVING NEW SUB-ADVISORY AGREEMENTS FOR THE EQUITY INCOME FUND, THE NYSE ARCA TECH 100 INDEX FUND AND THE WISCONSIN TAX-EXEMPT FUND BETWEEN HCM AND ZIEGLER CAPITAL MANAGEMENT, LLC.

FUNDS THAT VOTED: THE EQUITY INCOME FUND, THE NYSE ARCA TECH 100 INDEX FUND AND THE WISCONSIN TAX-EXEMPT FUND.

                                                                      NO. OF
                                                                      SHARES
                                                                 ---------------
Equity Income
Affirmative ..................................................       978,923.848
Withhold .....................................................        26,648.920
Abstain ......................................................        76,695.173
Broker Non-Vote ..............................................       453,844.821
                                                                 ---------------
Total ........................................................     1,536,112.762

                                                                      NO. OF
                                                                      SHARES
                                                                 ---------------
NYSE Arca Tech 100 Index*
Affirmative ..................................................     2,475,030.833
Withhold .....................................................       152,196.642
Abstain ......................................................       137,821.948
Broker Non-Vote ..............................................       916,223.704
                                                                 ---------------
Total ........................................................     3,681,273.127

*     The meeting was adjourned to October 15, 2010 and October 18, 2010.

                                                                      NO. OF
                                                                      SHARES
                                                                 ---------------
Wisconsin Tax-Exempt
Affirmative ..................................................     9,385,663.495
Withhold .....................................................       350,808.512
Abstain ......................................................       592,896.683
Broker Non-Vote ..............................................     3,036,899.750
                                                                 ---------------
Total ........................................................    13,366,268.440

11. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events that would require disclosure in or adjustments to the financial statements.

                                                           HIGHMARK(R) FUNDS 191

FUND INFORMATION (UNAUDITED)
JANUARY 31, 2011

HighMark Funds is committed to managing our mutual funds in the best interests of our shareholders. The Board of Trustees of HighMark Funds has delegated the authority to vote proxies on behalf of the Funds that own voting securities to the Adviser. The Board has authorized the Adviser to delegate proxy voting authority with respect to a Fund to that Fund's sub-adviser. A description of the proxy voting guidelines and policies that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request by calling our investor services desk at 1-800-433-6884; (ii) on the SEC's website at http://www.sec.gov; and (iii) on HighMark Funds' website at http://www.highmarkfunds.com. Information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling our investor services desk at 1-800-433-6884; (ii) on the SEC's website at http://www.sec.gov; and (iii) on the HighMark Funds' website at http://www.highmarkfunds.com. The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are (i) available without charge upon request by calling our investor services desk at 1-800-433-6884; (ii) available on the SEC's website at http://www.sec.gov; (iii) available on the HighMark Funds' website at http://www.highmarkfunds.com; and (iv) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                          FIDUCIARY SHARES INFORMATION

FUND                                     CUSIP         TICKER            FUND #
BALANCED                               431114792        HMBAX              491
COGNITIVE VALUE                        431112390        HCLFX             2209
CORE EQUITY                            431112788        HMCFX             1627
ENHANCED GROWTH                        431112358        HEGFX             2210
EQUITY INCOME                          431113109        NJPFX             2643
FUNDAMENTAL EQUITY                     431112267        HMFFX             2217
GENEVA MID CAP GROWTH                  431113505        PNMFX             2647
GENEVA SMALL CAP GROWTH                431113885        HGFSX             2650
INTERNATIONAL OPPORTUNITIES            431112341        HIOFX             2211
LARGE CAP GROWTH                       431114818        HMGRX              492
LARGE CAP VALUE                        431114206        HMIEX              490
NYSE ARCA TECH 100 INDEX               431113844        PTSFX             2654
SMALL CAP ADVANTAGE                    431112465        HSAFX             2214
SMALL CAP VALUE                        431112101        HMSCX              148
VALUE MOMENTUM                         431114677        HMVMX              871
CAPITAL GROWTH ALLOCATION              431112283        HGAFX             2198
DIVERSIFIED EQUITY ALLOCATION          431112317        HEAFX             2195
GROWTH & INCOME ALLOCATION             431112325        HGIFX             2197
INCOME PLUS ALLOCATION                 431112333        HPAFX             2196
BOND                                   431114305        HMBDX              489
CA INTERMEDIATE TAX-FREE BOND          431114644        HMITX              847
NATIONAL INTERMEDIATE TAX-FREE BOND    431112655        HMNTX             1600
SHORT TERM BOND                        431112549        HMSFX             1506
WISCONSIN TAX-EXEMPT                   431113794        WTEFX             2658

192 HIGHMARK(R) FUNDS

                            RETAIL SHARES INFORMATION

FUND                                     CUSIP         TICKER            FUND #
BALANCED
   CLASS A SHARES                      431114776        HMBRX              480
   CLASS B SHARES                      431114545        HMBBX              452
   CLASS C SHARES                      431112887        HMBCX             1760

COGNITIVE VALUE
   CLASS A SHARES                      431112432        HCLAX             2203
   CLASS C SHARES                      431112424        HCLCX             2206

CORE EQUITY
   CLASS A SHARES                      431112770        HCEAX             1626
   CLASS B SHARES                      431112762        HCEBX             1628
   CLASS C SHARES                      431112754        HCECX             1632

EQUITY INCOME
   CLASS A SHARES                      431113208        NJPAX             2640
   CLASS B SHARES                      431113307        NJPBX             2641
   CLASS C SHARES                      431113406        NJPCX             2642

ENHANCED GROWTH
   CLASS A SHARES                      431112382        HEHAX             2204
   CLASS C SHARES                      431112374        HEGCX             2207

FUNDAMENTAL EQUITY
   CLASS A SHARES                      431112259        HMFAX             2215
   CLASS C SHARES                      431112242        HMFCX             2216

GENEVA MID CAP GROWTH
   CLASS A SHARES                      431113604        PNMAX             2644
   CLASS B SHARES                      431113703        PNMBX             2645
   CLASS C SHARES                      431113802        MGPCX             2646

GENEVA SMALL CAP GROWTH
   CLASS A SHARES                      431113877        HGASX             2648
   CLASS C SHARES                      431113851        HGCSX             2649

INTERNATIONAL OPPORTUNITIES
   CLASS A SHARES                      431112481        HIOAX             2205
   CLASS C SHARES                      431112473        HITCX             2208

LARGE CAP GROWTH
   CLASS A SHARES                      431114768        HMRGX              481
   CLASS B SHARES                      431114511        HMGBX              455
   CLASS C SHARES                      431112879        HGRCX             1755

LARGE CAP VALUE
   CLASS A SHARES                      431114784        HMERX              479
   CLASS B SHARES                      431114537        HIEBX              457
   CLASS C SHARES                      431112861        HIECX             1754

                                                           HIGHMARK(R) FUNDS 193

FUND INFORMATION (UNAUDITED) (CONCLUDED)
JANUARY 31, 2011

                      RETAIL SHARES INFORMATION (CONTINUED)

FUND                                     CUSIP         TICKER            FUND #
NYSE ARCA TECH 100 INDEX
   CLASS A SHARES                      431113836        PPTIX             2651
   CLASS B SHARES                      431113828        PSEBX             2652
   CLASS C SHARES                      431113810        PTICX             2653

SMALL CAP ADVANTAGE
   CLASS A SHARES                      431112457        HSAAX             2212
   CLASS C SHARES                      431112440        HSCAX             2213

SMALL CAP VALUE
   CLASS A SHARES                      431112200        HASVX               41
   CLASS B SHARES                      431112309        HBSVX              123
   CLASS C SHARES                      431112820        HSVCX             1756

VALUE MOMENTUM
   CLASS A SHARES                      431114628        HMVLX              870
   CLASS B SHARES                      431114529        HVMBX              456
   CLASS C SHARES                      431112812        HVMCX             1753

CAPITAL GROWTH ALLOCATION
   CLASS A SHARES                      431112564        HMAAX             1494
   CLASS C SHARES                      431112556        HMACX             1497

DIVERSIFIED EQUITY ALLOCATION
   CLASS A SHARES                      431112275        HEAAX             2193
   CLASS C SHARES                      431112291        HEACX             2194

GROWTH & INCOME ALLOCATION
   CLASS A SHARES                      431112580        HMRAX             1493
   CLASS C SHARES                      431112572        HMRCX             1496

INCOME PLUS ALLOCATION
   CLASS A SHARES                      431112614        HMPAX             1495
   CLASS C SHARES                      431112598        HMPCX             1498

BOND
   CLASS A SHARES                      431114743        HMRBX              478
   CLASS B SHARES                      431112747        HBDBX             1090
   CLASS C SHARES                      431112648        HBDCX             1492

CA INTERMEDIATE TAX-FREE BOND
   CLASS A SHARES                      431114578        HMCIX              846
   CLASS B SHARES                      431112796        HCABX             1761
   CLASS C SHARES                      431112630        HCTCX             1491

NATIONAL INTERMEDIATE TAX-FREE BOND
   CLASS A SHARES                      431112663        HMNFX             1598
   CLASS C SHARES                      431112622        HNTCX             1490

SHORT TERM BOND
   CLASS A SHARES                      431112523        HMSAX             1505
   CLASS C SHARES                      431112515        HMTCX             1470

194 HIGHMARK(R) FUNDS

FUND                                     CUSIP         TICKER            FUND #
WISCONSIN TAX-EXEMPT
   CLASS A SHARES                      431113786        PWTEX             2655
   CLASS B SHARES                      431113778        WTEBX             2656
   CLASS C SHARES                      431113760        WTECX             2657

                           CLASS M SHARES INFORMATION

COGNITIVE VALUE                        431112416        HCLMX             2200
ENHANCED GROWTH                        431112366        HEGMX             2201
INTERNATIONAL OPPORTUNITIES            431112499        HIOMX             2202

                                                           HIGHMARK(R) FUNDS 195

SERVICE PROVIDERS & BOARD OF TRUSTEES

INVESTMENT ADVISER & ADMINISTRATOR
HighMark Capital Management, Inc.
350 California Street, Suite 1600
San Francisco, CA 94104

SUB-ADVISERS
Cognitive Value Fund,
Enhanced Growth Fund and
International Opportunities Fund:
Bailard, Inc.
950 Tower Lane, Suite 1900
Foster City, CA 94404-2131

Small Cap Value Fund:
LSV Asset Management
155 North Wacker Drive, Suite 4600
Chicago, IL 60606

Geneva Mid Cap Growth Fund and
Geneva Small Cap Growth Fund:
Geneva Capital Management Ltd.
100 East Wisconsin Avenue, Suite 2550
Milwaukee, WI 53202

Equity Income Fund,
NYSE Arca Tech 100 Index Fund
and Wisconsin Tax-Exempt Fund:
Ziegler Capital Management, LLC
200 South Wacker Drive, Suite 2000
Chicago, IL 60606

CUSTODIAN
Union Bank, N.A.
350 California Street
San Francisco, CA 94104

DISTRIBUTOR
HighMark Funds Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

LEGAL COUNSEL
Ropes & Gray LLP
Three Embarcadero Center
San Francisco, CA 94111-4006

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103

TRANSFER AGENT
Boston Financial Data Services
PO Box 8416
Boston, MA 02266

BOARD OF TRUSTEES
David E. Benkert, Chairman
Thomas L. Braje
Evelyn S. Dilsaver
David A. Goldfarb
Earle A. Malm, II
Michael L. Noel
Mindy Posoff

196 HIGHMARK(R) FUNDS

                        --------------------------------------------------------

                        TO LEARN MORE ABOUT HIGHMARK, VISIT US AT
                        WWW.HIGHMARKFUNDS.COM OR CALL:

                        INVESTOR SERVICES DESK
                        1.800.433.6884

                        INVESTMENT PROFESSIONAL SUPPORT DESK
                        1.800.455.5609

                        THANK YOU
                        FOR YOUR INVESTMENT.

                        [HIGHMARK FUNDS LOGO OMITTED](R)

                        ------------------------------
                          Mutual Funds:
                          o are not FDIC insured
                          o have no bank guarantee
                          o may lose value
                        ------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)

445 South Figueroa Street o Suite 306 o Los Angeles o California o 90071

WWW.HIGHMARKFUNDS.COM

HMK-SA-005-0100
84808-B (01/11)

                                                                JANUARY 31, 2011

HIGHMARK
   The smarter approach to investing.

MONEY MARKET

SEMI-ANNUAL
------------------
            REPORT

[MOUNTAIN RANGE GRAPHIC OMITTED]

[HIGHMARK FUNDS LOGO OMITTED](R)

                                                            TABLE OF CONTENTS
management's discussion of fund performance
  california tax-free money market fund ..............             2
  taxable money market funds .........................             3

disclosure of fund expenses ..........................             4
schedules of investments .............................             6
statements of assets and liabilities .................            19
statements of operations .............................            21
statements of changes in net assets ..................            22
financial highlights .................................            28
notes to financial statements ........................            31
fund information .....................................            38
service providers & board of trustees ................            40

This report and the financial statements contained herein are submitted for the general information of HighMark Funds' shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Shares of HighMark Funds are not deposits or obligations of, or guaranteed by, Union Bank, N.A. or any of its subsidiaries or affiliates. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investments in shares of mutual funds involve risk, including the possible loss of principal. HighMark Funds Distributors, Inc. serves as distributor for HighMark Funds and is not affiliated with the adviser of HighMark Funds, HighMark Capital Management, Inc., or with Union Bank, N.A.

                            FUND SECTORS

                         CALIFORNIA TAX-FREE
                          MONEY MARKET FUND

                                                              % OF
SECTOR                                                      PORTFOLIO
REVENUE BONDS                                                 67.9%

GENERAL OBLIGATIONS                                            9.7

TAX EXEMPT COMMERCIAL PAPER                                    7.5

TAX AND REVENUE ANTICIPATION NOTES                             5.9

CERTIFICATES OF PARTICIPATION                                  5.6

SPECIAL TAX                                                    3.4

CALIFORNIA TAX-FREE MONEY MARKET FUND* (UNAUDITED)

PERFORMANCE

For the six-month period ended January 31, 2011, HighMark California Tax-Free Money Market Fund (the "Fund") produced a seven-day effective yield of 0.02% (Fiduciary Shares)**. Using a combined federal and California state income tax rate of 34.90%, the seven-day effective yield is equivalent to a 0.03% taxable yield.

FACTORS AFFECTING PERFORMANCE

During the Fund's reporting period, the Federal Reserve maintained historically low short-term interest rates of between 0% and 0.25% as a way to foster the economic recovery. Modest increases in household and business spending was constrained by high unemployment, low income growth and tight credit. Municipal note yields increased from 0.48% to 0.54%, reflecting a weaker municipal market affected by concerns of lower tax revenues and possible defaults.

As of January 31, 2011, California's long term ratings from the three major rating agencies are A1/A-/A-. The state's budget deficit stood at $25.4 billion, and the state continued to experience high unemployment and budget issues that dampened economic growth.

The Fund maintained a shorter average weighted maturity than its peer group during the reporting period. The Fund's weighted average maturity was 21 days.

* AN INVESTMENT IN THE HIGHMARK MONEY MARKET FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. ALTHOUGH THESE FUNDS SEEK TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00, THERE CAN BE NO ASSURANCE THAT THEY WILL BE ABLE TO DO SO. SOME OR ALL OF THE INCOME YOU RECEIVE FROM HIGHMARK CALIFORNIA TAX-FREE MONEY MARKET FUND MAY BE SUBJECT TO CERTAIN STATE AND LOCAL TAXES, AND IN SOME CASES, TO THE FEDERAL ALTERNATIVE MINIMUM TAX. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

**    The seven-day effective yields, as of January 31, 2011, are as follows:

                                          CLASS A    CLASS S    FIDUCIARY
                                           SHARES     SHARES     SHARES
--------------------------------------------------------------------------------
California Tax-Free Money Market Fund
   Subsidized+                              0.02%      0.02%      0.02%
   Non-Subsidized                          -0.46%     -0.51%     -0.21%

+ The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2010 and ending on November 30, 2011. The yields shown also reflect voluntary waivers in place. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

2 HIGHMARK(R) FUNDS

TAXABLE MONEY MARKET FUNDS* (UNAUDITED)

PERFORMANCE

For the semi-annual period ended January 31, 2011, HighMark 100% U.S. Treasury Money Market Fund posted a seven-day effective yield of 0.01% (Fiduciary Shares)**, HighMark Treasury Plus Money Market Fund posted a seven-day effective yield of 0.02% (Fiduciary Shares)**, HighMark U.S. Government Money Market Fund posted a seven-day effective yield of 0.04% (Fiduciary Shares)** and HighMark Diversified Money Market Fund posted a seven-day effective yield of 0.05% (Fiduciary Shares)**. (These funds are collectively the "Funds," and each is a "Fund.")

FACTORS AFFECTING PERFORMANCE

The low interest rate environment and other quantitative easing measures undertaken by the Federal Reserve resulted in a bifurcated economic recovery during the reporting period. While the business and manufacturing sectors took advantage of low financing rates, cost cutting measures and strong earnings to repair balance sheets, consumer activity remained somewhat muted as high unemployment hindered recovery in other sectors, especially housing. European peripheral states continued to cause instability and impact liquidity markets during the reporting period, as Ireland, Spain and Portugal faced budget and sovereign debt challenges.

As a result, demand for short-term Treasury securities remained strong during the period, and the best opportunities for HighMark 100% U.S. Treasury Money Market Fund to enhance yield was participation in the weekly Treasury market auctions, which positively impacted performance.

HighMark Treasury Plus Money Market Fund was negatively affected by lower market rates on direct securities and the shrinking supply of Treasury securities available as collateral. Within prospectus limits, Highmark Treasury Plus Money Market Fund and HighMark U.S. Government Money Market Fund continued investing in U.S. Government agency guaranteed issues as a means of increasing returns and to balance overweight positions in overnight repurchase agreements.

The key one-month London Inter-Bank Offering Rate (LIBOR) drifted lower over the reporting period, from 0.30% in early August to 0.26% at the end of the period, on demonstrated support from the European Union for Greece and Ireland. As for HighMark Diversified Money Market Fund, declining yields and a lack of high-quality investment alternatives negatively impacted returns during the period.

* AN INVESTMENT IN THE HIGHMARK MONEY MARKET FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. ALTHOUGH THESE FUNDS SEEK TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00, THERE CAN BE NO ASSURANCE THAT THEY WILL BE ABLE TO DO SO. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

**    The seven-day effective yields, as of January 31, 2011, are as follows:

                                            CLASS A    CLASS B    CLASS C    CLASS S    FIDUCIARY
                                             SHARES     SHARES     SHARES     SHARES     SHARES
   ----------------------------------------------------------------------------------------------
   Diversified Money Market Fund
      Subsidized+                             0.05%       n/a        n/a       0.05%      0.05%
      Non-Subsidized                         -0.49%       n/a        n/a      -0.54%     -0.24%
   Treasury Plus Money Market Fund
      Subsidized+                             0.02%       n/a        n/a       0.00%      0.02%
      Non-Subsidized                         -0.88%       n/a        n/a       0.00%     -0.64%
   U.S. Government Money Market Fund
      Subsidized+                             0.04%      0.04%      0.04%      0.04%      0.04%
      Non-Subsidized                         -0.79%     -1.28%     -1.04%     -0.84%     -0.54%
   100% U.S. Treasury Money Market Fund
      Subsidized+                             0.01%       n/a        n/a       0.01%      0.01%
      Non-Subsidized                         -0.86%       n/a        n/a      -0.90%     -0.61%

+ The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2010 and ending on November 30, 2011. The yields shown also reflect voluntary waivers in place. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

                            FUND SECTORS

                          DIVERSIFIED MONEY
                             MARKET FUND

                                                              % OF
SECTOR                                                      PORTFOLIO
COMMERCIAL PAPER                                              53.4%

CERTIFICATES OF DEPOSIT                                       21.6

REPURCHASE AGREEMENTS                                         10.5

CORPORATE OBLIGATIONS                                          8.9

BANK NOTE                                                      3.6

FOREIGN BANK NOTE                                              1.8

VARIABLE RATE DEMAND NOTES                                     0.2

                         TREASURY PLUS MONEY
                             MARKET FUND

                                                              % OF
SECTOR                                                      PORTFOLIO
REPURCHASE AGREEMENTS                                         78.1%

U.S. TREASURY BILL                                            16.2

U.S. GOVERNMENT GUARANTEED OBLIGATION                          5.7

                        U.S. GOVERNMENT MONEY
                             MARKET FUND

                                                              % OF
SECTOR                                                      PORTFOLIO
REPURCHASE AGREEMENTS                                         56.5%

U.S. GOVERNMENT AGENCY OBLIGATIONS                            24.3

VARIABLE RATE DEMAND NOTES                                    15.3

U.S. GOVERNMENT GUARANTEED OBLIGATION                          3.9

                            100% U.S. TREASURY MONEY
                                   MARKET FUND

                                                              % OF
SECTOR                                                      PORTFOLIO
U.S. TREASURY BILLS                                          100.0%

                                                             HIGHMARK(R) FUNDS 3

DISCLOSURE OF FUND EXPENSES

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, which include costs for portfolio management, administrative services, distribution fees and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of the mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in each Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates each Fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

      To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section is intended to help you compare each Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as redemption fees, which are described in each Fund's prospectus. If these fees were applied to your account, your costs would be higher.

                                            BEGINNING     ENDING        NET      EXPENSES
                                             ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                             VALUE AT    VALUE AT     EXPENSE     DURING
                                              8/1/10     1/31/11      RATIOS      PERIOD*
-----------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
-----------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ........................   $1,000.00   $1,000.50      0.47%     $   2.37
Class A Shares ..........................    1,000.00    1,000.20      0.53%         2.67
Class S Shares ..........................    1,000.00    1,000.10      0.52%         2.62

HYPOTHETICAL 5% RETURN
Fiduciary Shares ........................   $1,000.00   $1,022.84      0.47%     $   2.40
Class A Shares ..........................    1,000.00    1,022.53      0.53%         2.70
Class S Shares ..........................    1,000.00    1,022.58      0.52%         2.65
-----------------------------------------------------------------------------------------
DIVERSIFIED MONEY MARKET FUND
-----------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ........................   $1,000.00   $1,000.40      0.53%     $   2.67
Class A Shares ..........................    1,000.00    1,000.30      0.56%         2.82
Class S Shares ..........................    1,000.00    1,000.30      0.56%         2.82

HYPOTHETICAL 5% RETURN
Fiduciary Shares ........................   $1,000.00   $1,022.53      0.53%     $   2.70
Class A Shares ..........................    1,000.00    1,022.38      0.56%         2.85
Class S Shares ..........................    1,000.00    1,022.38      0.56%         2.85

                                            BEGINNING     ENDING        NET      EXPENSES
                                             ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                             VALUE AT    VALUE AT     EXPENSE     DURING
                                              8/1/10     1/31/11      RATIOS      PERIOD*
-----------------------------------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND
-----------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ........................   $1,000.00   $1,000.10      0.18%     $   0.91
Class A Shares ..........................    1,000.00    1,000.10      0.18%         0.91
Class S Shares ..........................    1,000.00    1,000.00      0.18%         0.91

HYPOTHETICAL 5% RETURN
Fiduciary Shares ........................   $1,000.00   $1,024.30      0.18%     $   0.92
Class A Shares ..........................    1,000.00    1,024.30      0.18%         0.92
Class S Shares ..........................    1,000.00    1,024.30      0.18%         0.92
-----------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
-----------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ........................   $1,000.00   $1,000.20      0.19%     $   0.96
Class A Shares ..........................    1,000.00    1,000.20      0.19%         0.96
Class B Shares ..........................    1,000.00    1,000.20      0.19%         0.96
Class C Shares ..........................    1,000.00    1,000.20      0.19%         0.96
Class S Shares ..........................    1,000.00    1,000.20      0.19%         0.96

HYPOTHETICAL 5% RETURN
Fiduciary Shares ........................   $1,000.00   $1,024.25      0.19%     $   0.97
Class A Shares ..........................    1,000.00    1,024.25      0.19%         0.97
Class B Shares ..........................    1,000.00    1,024.25      0.19%         0.97
Class C Shares ..........................    1,000.00    1,024.25      0.19%         0.97
Class S Shares ..........................    1,000.00    1,024.25      0.19%         0.97

4 HIGHMARK(R) FUNDS

                                            BEGINNING    ENDING         NET      EXPENSES
                                             ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                             VALUE AT    VALUE AT     EXPENSE     DURING
                                              8/1/10     1/31/11      RATIOS      PERIOD*
-----------------------------------------------------------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
-----------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ........................   $1,000.00   $1,000.10      0.13%     $   0.66
Class A Shares ..........................    1,000.00    1,000.10      0.13%         0.66
Class S Shares ..........................    1,000.00    1,000.10      0.13%         0.66

HYPOTHETICAL 5% RETURN
Fiduciary Shares ........................   $1,000.00   $1,024.55      0.13%     $   0.66
Class A Shares ..........................    1,000.00    1,024.55      0.13%         0.66
Class S Shares ..........................    1,000.00    1,024.55      0.13%         0.66

----------
* Expenses are equal to the fund's net annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

                                                             HIGHMARK(R) FUNDS 5

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                             Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 99.9%
--------------------------------------------------------------------------------
   CALIFORNIA - 87.9%
      ABAG, Finance Authority, Non-Profit,
         Oshman Family Jewish Community
         RB, LOC LaSalle Bank N.A (A)(B)(C)
         0.320%, 06/01/37                           $ 8,600,000   $   8,600,000
      ABAG, Multi-Family Housing Finance
         Authority, Non-Profit, (A)(B)(C)
         Colma Bart Apartments, RB, Ser A,
         AMT, LOC Bank of America N.A.
         0.390%, 11/15/35                            10,730,000      10,730,000
         Episcopal Homes Foundation, COP,
         LOC Wells Fargo Bank N.A.
         0.230%, 02/01/25                             4,920,000       4,920,000
      Alameda County, Industrial Development
         Authority Revenue,
         Ettore Products Company Project,
         Ser A, RB, AMT,
         LOC Comerica Bank (A)(B)(C)
         0.390%, 12/01/30                             4,000,000       4,000,000
      California Pollution Control Financing
         Authority, (A) (B)
         Atlantic Richfield Co.Project,
         Ser A, RB, AMT
         0.260%, 01/01/43                             9,900,000       9,900,000
         BP West Coast Production LLC, RB, (C)
         Guaranty Agreement BP PLC
         0.280%, 12/01/24                               800,000         800,000
         Pacific Gas & Electric,
         Ser B, RB, AMT, (C)
         LOC JPMorgan Chase Bank
         0.290%, 11/01/26                             1,500,000       1,500,000
         Ser C, RB,
         LOC JPMorgan Chase Bank
         0.260%, 11/01/26                               600,000         600,000
      California Pollution Control,TECP
         0.300%, 02/24/11                            15,000,000      15,000,000
      California State,
         Kindergarten, Ser B5, GO,
         LOC Citibank (A) (B) (C)
         0.260%, 05/01/34                             8,600,000       8,600,000
         RAN, Ser A-2,
         3.000%, 06/28/11                            20,000,000      20,099,581
         Ser B, Sub-Ser B-6, GO,
         LOC KBC Bank NV (A) (B) (C)
         0.280%, 05/01/40                            20,000,000      20,000,000

--------------------------------------------------------------------------------
Description                                             Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      California State, Educational
         Facilities Authority, (A)(B)(C)
         California Institute of Technology, RB,
         Institute Guaranteed
         0.230%, 01/01/24                           $19,000,000   $  19,000,000
         Chapman University, RB
         Ser A, LOC Bank of America N.A.
         0.340%, 10/01/36                             1,165,000       1,165,000
         Ser C, LOC Bank of America N.A.
         0.340%, 10/01/26                             1,200,000       1,200,000
      California State, Health Facilities
         Financing Authority, (A)(B)(C)
         Adventist Health, Ser B, RB,
         LOC U.S. Bank N.A.
         0.240%, 08/01/21                             7,500,000       7,500,000
         LOC Bank of America N.A.
         0.300%, 09/01/28                             6,000,000       6,000,000
         Catholic Healthcare,
         Ser H, RB, LOC Citibank N.A.
         0.270%, 07/01/33                             2,000,000       2,000,000
         Scripps Health, Ser C, RB,
         LOC Barclays Bank PLC
         0.210%, 10/01/40                             4,000,000       4,000,000
      California State, Housing Finance
         Agency, Multi-Family Housing,
         Ser B, RB, FNMA Insured (A) (B) (C)
         0.250%, 02/01/35                            13,500,000      13,500,000
      California State, Infrastructure &
         Economic Development Bank
         Revenue, (A) (B) (C)
         Contemporary Jewish Museum, RB,
         LOC Bank of America N.A.
         0.320%, 12/01/36                             2,700,000       2,700,000
         Southern California Public Radio
         Project, RB, LOC JP Morgan Chase Bank
         0.310%, 09/01/25                             3,310,000       3,310,000
      Chino Basin Regional Financing
         Authority, Inland Empire Utilities,
         Ser B, LOC Lloyds TSB Bank (A) (B) (C)
         0.260%, 06/01/32                             6,000,000       6,000,000
      Contra Costa County, Multi-Family
         Mortgage Revenue, RB,
         FNMA Insured (A) (B) (C)
         0.270%, 11/15/22                             6,600,000       6,600,000
      Hemet Unified School District, COP,
         School Facilities Project,
         LOC State Street Bank & Trust Co.
         (A) (B) (C)
         0.230%, 10/01/36                             5,500,000       5,500,000

        The accompanying notes are an integral part of the financial statements.

6 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                             Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      Hesperia, Unified School District, (A) (B) (C)
         Interim School Facility
         Funding Program, COP, AGM Insured,
         SPA Dexia Credit
         0.500%, 02/01/28                           $ 1,240,000   $   1,240,000
         0.500%, 02/01/38                             3,505,000       3,505,000
      Irvine Ranch Water District, (A) (B) (C)
         RB, LOC Bank of
         America N.A.
         0.240%, 08/01/16                             7,500,000       7,500,000
      Irvine, Improvement Bond Act of 1915,
         Special Assessment, (A) (B) (C)
         Assessment District 00-18, Ser A,
         LOC State Street Bank & Trust Co
         0.290%, 09/02/26                             3,300,000       3,300,000
         Assessment District 94-13,
         LOC State Street Bank & Trust Co
         0.290%, 09/02/22                             4,000,000       4,000,000
         Limited Obligation Reassessment,
         Ser 85-7-A, AGM Insured,
         SPA Dexia Credit
         0.300%, 09/02/32                             3,450,000       3,450,000
      Livermore, COP, Capital Projects,
         LOC U.S. Bank N.A. (A) (B) (C)
         0.260%, 10/01/30                             4,900,000       4,900,000
      Livermore, Multi-Family Housing
         Authority, Mortgage Portola, RB, AMT,
         FHLMC Insured (A) (B) (C)
         0.390%, 05/01/19                               375,000         375,000
      Los Angeles County Housing Authority,
         Multi-Family Housing
         Authority, (A) (B) (C)
         1984 Issue A, RB,
         FHLMC Insured
         0.240%, 07/01/14                             6,200,000       6,200,000
         Malibu Meadows II, Ser C, RB,
         FNMA Insured
         0.260%, 04/15/28                             7,000,000       7,000,000
      Los Angeles County, TRAN, GO
         2.000%, 06/30/11                            10,000,000      10,046,542
      Los Angeles, COP, Kadima Hebrew
         Academy, Ser A
         LOC Bank of America N.A. (A) (B) (C)
         0.510%, 08/01/35                             1,150,000       1,150,000
      Los Angeles, Department of Water &
         Power, (A) (B) (C)
         Power Systems Revenue,
         Sub-Ser A-3, RB,
         SPA Lloyds TSB Bank PLC
         0.240%, 07/01/35                            10,000,000      10,000,000

--------------------------------------------------------------------------------
Description                                             Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
         Waterworks Revenue,
         Sub-Ser B-4, RB,
         SPA Wells Fargo Bank N.A.
         0.240%, 07/01/35                           $10,075,000   $  10,075,000
      Los Angeles, TECP (C)
         0.270%, 02/16/11                             6,450,000       6,450,000
      Los Angeles, TRAN, GO
         2.000%, 05/31/11                             5,000,000       5,019,433
      Metropolitan, Water District of
         Southern California,
         Waterworks Revenue, (A) (B) (C)
         Ser B, RB, SPA Landesbank Hessen
         0.260%, 07/01/28                            16,000,000      15,999,443
         Ser B-2, RB, SPA Banco Bilbao
         Vizcaya Argentaria
         0.380%, 07/01/35                             8,100,000       8,100,000
         Ser C, RB, SPA Landesbank Hessen
         0.270%, 07/01/28                             9,900,000       9,900,000
      Northern California Transmission
         Agency Revenue, California-Oregon
         Transmission Project, (A) (B) (C)
         Ser A, RB, AGM Insured,
         SPA Dexia Credit
         0.350%, 05/01/24                            29,090,000      29,090,000
      Orange County Apartment Development
         Revenue, Aliso Creek Project,
         Ser B, RB, LOC FHLMC (A) (B) (C)
         0.290%, 11/01/22                             7,700,000       7,700,000
      Orange County Improvement Bond
         Act 1915, Special Assessment,
         District 01-1, Ser A, County
         Guaranteed, LOC KBC Bank NV
         (A) (B) (C)
         0.300%, 09/02/33                             6,000,000       6,000,000
      Riverside County, Public Facilities, (A) (B) (C)
         Ser A, COP, LOC State
         Street Bank & Trust Co.
         0.290%, 12/01/15                             3,900,000       3,900,000
         Ser B, COP LOC State
         Street Bank & Trust Co.
         0.290%, 12/01/15                             2,250,000       2,250,000
         Ser D, COP LOC State
         Street Bank & Trust Co.
         0.290%, 12/01/15                               800,000         800,000
      Riverside County, TRAN, GO, Ser B
         2.000%, 06/30/11                            10,000,000      10,058,863
      Sacramento County, Sanitation
         District, Financing Authority,
         Subordinate Lien, Ser E, RB,
         LOC U.S. Bank N.A. (A) (B) (C)
         0.270%, 12/01/40                             5,000,000       5,000,000

The accompanying notes are an integral part of the financial statements.

                                                             HIGHMARK(R) FUNDS 7

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                             Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      San Francisco City & County, (A) (B) (C)
         Airport Commission,
         International Airport,
         Ser 37D, RB, AGM Insured,
         SPA Dexia Credit
         0.320%, 05/01/30                           $ 5,750,000   $   5,750,000
         Finance Corporation Lease,
         Revenue, Moscone Center,
         Ser 2008-2, RB,
         LOC State Street Bank & Trust Co.
         0.270%, 04/01/30                             5,575,000       5,575,000
         Redevelopment Agency Revenue,
         Community Facilities District No. 4,
         RB, LOC Bank of America N.A.
         0.300%, 08/01/31                            11,170,000      11,170,000
      San Jose, Redevelopment Agency,
         Merged Area Redevelopment
         Project, Ser B, RB LOC
         JPMorgan Chase Bank (A) (B) (C)
         0.290%, 08/01/32                             8,050,000       8,050,000
      Santa Clara County, El Camino
         Hospital District Lease Authority,
         Valley Medical Center Project,
         Ser A, RB, LOC State Street Bank &
         Trust Co. (A) (B) (C)
         0.290%, 08/01/15                               450,000         450,000
      Santa Cruz County, TRAN, GO
         2.000%, 06/30/11                             4,000,000       4,024,364
      Torrance, Torrance Memorial Medical
         Center, Ser B, RB,
         LOC Citibank N.A. (A) (B) (C)
         0.260%, 09/01/45                             2,000,000       2,000,000
      University of California, TECP
         0.280%, 02/09/11                            16,000,000      16,000,000
      Vallejo, Multi-Family Housing
         Authority, RB, FNMA Insured (A) (B) (C)
         0.320%, 05/15/22                             4,000,000       4,000,000
      Vallejo, Water Revenue, Ser A, RB,
         LOC JPMorgan Chase Bank (A) (B) (C)
         0.300%, 06/01/31                            12,990,000      12,990,000
      Whittier, Healthcare Facilities,
         Presbyterian Intercommunity,
         Ser B, RB, LOC U.S. Bank N.A. (A) (B) (C)
         0.240%, 06/01/36                             2,800,000       2,800,000
                                                                  -------------
                                                                    439,043,226
                                                                  -------------

   ILLINOIS - 4.0%
      Chicago, Ser F, GO,
         SPA Banco Bilbao Vizcaya (A) (B) (C)
         0.500%, 01/01/42                            20,000,000      20,000,000
                                                                  -------------

--------------------------------------------------------------------------------
Description                                         Par/Shares        Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   INDIANA - 5.0%
      Indiana State, Financing Authority,
         Environmental Revenue,
         Mittal Steel USA, RB
         LOC Banco Bilbao Vizcaya (A) (B) (C)
         1.350%, 08/01/30                           $25,000,000   $  25,000,000
                                                                  -------------
      KENTUCKY - 3.0%
      Carroll County, Solid Waste Disposal
         Revenue, AMT, North American
         Project, LOC Banco Bilbao Vizcaya (A)
         1.350%, 07/01/30                            15,000,000      15,000,000
                                                                  -------------
      TOTAL MUNICIPAL BONDS
         (Cost $499,043,226)                                        499,043,226
                                                                  -------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANIES - 0.0%
--------------------------------------------------------------------------------
      BlackRock Liquidity Funds,
         California Money Fund                           59,002          59,002
      Goldman Sachs Institutional
         Liquid Assets Tax-Exempt
         California Portfolio                             6,449           6,449
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANIES
         (Cost $65,451)                                                  65,451
                                                                  -------------
   TOTAL INVESTMENTS - 99.9%
      (Cost $499,108,677) +                                         499,108,677
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.1%                               434,211
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 499,542,888
                                                                  =============
--------------------------------------------------------------------------------

+     AT JANUARY 31, 2011, COST IS IDENTICAL FOR BOOK AND FEDERAL INCOME TAX
      PURPOSES.

(A)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2011.

(B) PUT AND DEMAND FEATURE - VARIABLE RATE DEMAND NOTES ARE PAYABLE UPON DEMAND. PUT BONDS AND NOTES HAVE DEMAND FEATURES THAT ALLOW THE HOLDER TO REDEEM THE ISSUE AT SPECIFIED DATES BEFORE MATURITY. THE DATE REPORTED IS THE FINAL MATURITY, NOT THE NEXT RESET OR PUT DATE. THE INTEREST RATE SHOWN REFLECTS THE RATE IN EFFECT ON JANUARY 31, 2011.

(C) SECURITIES ARE HELD IN CONJUNCTION WITH A GUARANTEE/LETTER OF CREDIT AND/OR A LIQUIDITY AGREEMENT BY A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.

ABAG  - ASSOCIATION OF BAY AREA GOVERNMENTS
AGM   - ASSURED GUARANTY MUNICIPAL CORPORATION (FORMERLY KNOWN AS FINANCIAL
        SECURITY ASSURANCE)
AMT   - ALTERNATIVE MINIMUM TAX
COP   - CERTIFICATES OF PARTICIPATION
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GO    - GENERAL OBLIGATION
LLC   - LIMITED LIABILITY COMPANY
LOC   - LETTER OF CREDIT

      The accompanying notes are an integral part of the financial statements.

8 HIGHMARK(R) FUNDS

SCHEDULE  OF  INVESTMENTS
JANUARY  31,  2011  (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONCLUDED)

PLC   - PUBLIC LIABILITY COMPANY
RAN   - REVENUE ANTICIPATION NOTE
RB    - REVENUE BOND
SER   - SERIES
SPA   - STANDBY PURCHASE AGREEMENT
TECP  - TAX-EXEMPT COMMERCIAL PAPER
TRAN  - TAX AND REVENUE ANTICIPATION NOTE

A summary of the inputs used to value the Fund's net assets as of January 31, 2011 is as follows (see Note 2 -- significant accounting policies in the notes to financial statements):

                                                                     LEVEL  2         LEVEL 3
                                    TOTAL FAIR        LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                     VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                     01/31/11          PRICE          INPUTS          INPUTS
                                   -------------   -------------   -------------   -------------
   Municipal Bonds                 $ 499,043,226   $          --   $ 499,043,226   $          --
   Registered Investment Companies        65,451          65,451              --              --
                                   -------------   -------------   -------------   -------------
Total:                             $ 499,108,677   $      65,451   $ 499,043,226   $          --
                                   =============   =============   =============   =============

The accompanying notes are an integral part of the financial statements.

                                                             HIGHMARK(R) FUNDS 9

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND

-------------------------------------------------------------------------------
Description                                            Par            Value
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   COMMERCIAL PAPER - DISCOUNTED* - 53.4%
-------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - AUTOMOBILE -
     4.7% (A)
      Silver Tower U.S. Funding
         0.420%, 02/01/11                        $   11,000,000  $   11,000,000
         1.106%, 03/01/11                           100,000,000      99,914,444
         0.631%, 03/04/11                            20,000,000      19,989,150
                                                                 --------------
      TOTAL ASSET-BACKED SECURITIES -
        AUTOMOBILE
         (Cost $130,903,594)                                        130,903,594
                                                                 --------------
   ASSET-BACKED SECURITIES - CREDIT CARD -
     4.0% (A)
      White Point Funding Inc.
         0.370%, 02/22/11                            38,150,000      38,141,766
         0.450%, 02/28/11                            15,012,000      15,006,933
         0.450%, 03/23/11                            20,717,000      20,704,052
         0.551%, 03/25/11                            25,074,000      25,054,080
         0.460%, 03/28/11                            15,014,000      15,003,449
                                                                 --------------
      TOTAL ASSET-BACKED SECURITIES -
        CREDIT CARD
         (Cost $113,910,280)                                        113,910,280
                                                                 --------------
   ASSET-BACKED SECURITIES - DIVERSIFIED
     FINANCIAL ASSETS - 12.8% (A)
      Amstel Funding Corp.
         0.350%, 03/18/11                           100,656,000     100,611,963
      Belmont Funding LLC
         0.380%, 02/02/11                           130,000,000     129,998,628
      Ebbets Funding LLC
         0.380%, 02/03/11                           130,000,000     129,997,256
                                                                 --------------
      TOTAL ASSET-BACKED SECURITIES -
         DIVERSIFIED FINANCIAL ASSETS
         (Cost $360,607,847)
                                                                    360,607,847
                                                                 --------------
   ASSET-BACKED SECURITIES - GOVERNMENT -
     1.8% (A)
      Govco LLC
         0.320%, 03/15/11                            50,000,000      49,981,333
                                                                 --------------
      TOTAL ASSET-BACKED SECURITIES -
        GOVERNMENT
         (Cost $49,981,333)                                          49,981,333
                                                                 --------------
   ASSET-BACKED SECURITIES - TRADE
     RECEIVABLES - 22.6% (A)
      Arabella Finance LLC
         0.550%, 02/25/11                            60,000,000      59,978,000
         0.631%, 04/27/11                            75,000,000      74,888,438
      Atlantic Asset Securities Corp.
         0.250%, 02/02/11                            82,388,000      82,387,428
      Autobahn Funding Co. LLC
         0.230%, 02/01/11                            80,572,000      80,572,000
         0.300%, 02/14/11                            57,095,000      57,088,815
      Falcon Asset Securities Co. LLC
         0.230%, 02/01/11                            33,785,000      33,785,000
      Romulus Funding Corp.
         0.400%, 02/28/11                            65,000,000      64,980,500
         0.450%, 03/11/11                            65,000,000      64,969,125

-------------------------------------------------------------------------------
Description                                            Par            Value
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   COMMERCIAL PAPER - DISCOUNTED* -
     (CONTINUED)
-------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - TRADE
     RECEIVABLES - (CONTINUED)
      Sydney Capital Corp.
         0.410%, 02/14/11                        $   21,600,000  $   21,596,802
         0.420%, 02/25/11                            68,000,000      67,980,960
         0.400%, 04/27/11                            25,000,000      24,976,389
                                                                 --------------
      TOTAL ASSET-BACKED SECURITIES -
         TRADE RECEIVABLES
         (Cost $633,203,457)                                        633,203,457
                                                                 --------------
   BANKING - 7.5% (A)
      Beethoven Funding Corp.
         0.470%, 02/10/11                            40,017,000      40,012,298
         0.520%, 03/15/11                            34,992,000      34,970,771
      PB Finance (Delaware)
         0.942%, 03/16/11                            50,000,000      49,943,861
         0.520%, 03/24/11                            35,000,000      34,974,217
         0.520%, 03/25/11                            50,000,000      49,962,444
                                                                 --------------
      TOTAL BANKING
         (Cost $209,863,591)                                        209,863,591
                                                                 --------------
      TOTAL COMMERCIAL PAPER - DISCOUNTED
         (Cost $1,498,470,102)                                    1,498,470,102
                                                                 --------------

-------------------------------------------------------------------------------
   CERTIFICATES OF DEPOSIT - YANKEE - 21.6%
-------------------------------------------------------------------------------
      Bank of Ireland CT,
         Government of Ireland Guaranteed
         1.110%, 04/28/11 (B) (C)                    75,000,000      75,000,000
      Barclays Bank PLC NY
         0.760%, 09/22/11 (B)                       100,000,000     100,000,000
      Dexia Credit Local SA NY
         0.470%, 02/22/11                           130,000,000     130,000,000
      Natixis NY
         0.603%, 04/21/11 (B)                        50,000,000      50,000,000
         0.961%, 07/11/11 (B)                        75,000,000      75,000,000
      Norinchukin Bank NY
         0.280%, 02/04/11                           100,000,000     100,000,000
      Societe Generale NY
         0.611%, 01/11/12 (B)                        75,000,000      75,000,000
                                                                 --------------
      TOTAL CERTIFICATES OF DEPOSIT - YANKEE
         (Cost $605,000,000)                                        605,000,000
                                                                 --------------

-------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 8.9%
-------------------------------------------------------------------------------
   BANKING - 8.9%
      Bank of Montreal Chicago,
         MTN (A) (D)
         0.801%, 02/03/12                           150,000,000     150,000,000
      Credit Agricole London,
         MTN (A) (D)
         0.583%, 01/20/12                           100,000,000     100,000,000
                                                                 --------------
      TOTAL CORPORATE OBLIGATIONS
         (Cost $250,000,000)                                        250,000,000
                                                                 --------------

        The accompanying notes are an integral part of the financial statements.

10 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND (CONTINUED)

-------------------------------------------------------------------------------
Description                                            Par            Value
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   BANK NOTE - 3.6%
-------------------------------------------------------------------------------
   BANKING - 3.6%
      Bank of America NA
         0.360%, 07/27/11                        $  100,000,000  $  100,000,000
                                                                 --------------
      TOTAL BANK NOTE
         (Cost $100,000,000)                                        100,000,000
                                                                 --------------

-------------------------------------------------------------------------------
   FOREIGN BANK NOTE - 1.8%
-------------------------------------------------------------------------------
   BANKING - 1.8%
      Westpac Banking Corp. (A) (D)
         0.311%, 02/03/12                            50,000,000      50,000,000
                                                                 --------------
      TOTAL FOREIGN BANK NOTE
         (Cost $50,000,000)                                          50,000,000
                                                                 --------------

-------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES - 0.2%
-------------------------------------------------------------------------------
   BANKING - 0.1%
      Washington State, Housing Finance
         Commission, Multi-Family Housing,
         The Lodge at Eagle Ridge, Ser B,
         RB, LOC: Bank of America
         0.250%, 08/01/41 (E)                         3,425,000       3,425,000
                                                                 --------------
      TOTAL BANKING
         (Cost $3,425,000)                                            3,425,000
                                                                 --------------
   U.S. GOVERNMENT - 0.1%
      Winston Salem, NC, COP,
         SPA:Branch Banking & Trust
         0.380%, 11/01/12 (E) (F)                     3,000,000       3,000,000
                                                                 --------------
      TOTAL U.S. GOVERNMENT
         (Cost $3,000,000)                                            3,000,000
                                                                 --------------

      TOTAL VARIABLE RATE DEMAND NOTES
         (Cost $6,425,000)                                            6,425,000
                                                                 --------------

-------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 10.5%
-------------------------------------------------------------------------------
      Barclays Capital
         0.210%, dated 01/31/11,
         matures on 02/01/11,
         repurchase price $125,000,729
         (collateralized by a U.S. Treasury
         Note, par value $118,985,600,
         4.000%, 11/15/12, total market
         value $127,500,006)                        125,000,000     125,000,000

-------------------------------------------------------------------------------
Description                                            Par            Value
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - (CONTINUED)
-------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.210%, dated 01/31/11,
         matures on 02/01/11,
         repurchase price $103,674,576
         (collateralized by a U.S. Treasury
         Note, par value $103,785,000,
         3.125%, 05/15/19, total market
         value $105,748,310)                     $  103,673,971  $  103,673,971
      Deutsche Bank Securities
         0.210%, dated 01/31/11,
         matures on 02/01/11,
         repurchase price $65,000,379
         (collateralized by a U.S. Treasury
         Note, par value $66,077,700,
         0.750%, 08/15/13, total market
         value $66,300,005)                          65,000,000      65,000,000
                                                                 --------------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $293,673,971)                                        293,673,971
                                                                 --------------
   TOTAL INVESTMENTS - 100.0%
      (Cost $2,803,569,073) +                                     2,803,569,073
                                                                 --------------
   OTHER ASSETS & LIABILITIES, NET - 0.0%                                77,766
                                                                 --------------
   NET ASSETS - 100.0%                                           $2,803,646,839
                                                                 ==============

--------------------------------------------------------------------------------
*     RATE SHOWN REPRESENTS THE MONEY MARKET EQUIVALENT YIELD TO MATURITY AT
      PURCHASE.

+     AT JANUARY 31, 2011, COST IS IDENTICAL FOR BOOK AND FEDERAL INCOME TAX
      PURPOSES.

(A) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3(A), 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THESE SECURITIES AS OF JANUARY 31, 2011 WERE $1,798,470,102 AND REPRESENTED 64.1% OF NET ASSETS.

(B) VARIABLE RATE SECURITY WHOSE INTEREST RATE IS RESET PERIODICALLY BASED ON AN INDEX. THE RATE REFLECTED IS THE RATE IN EFFECT ON JANUARY 31, 2011. THE DATE REPORTED IS THE FINAL MATURITY.

(C) SECURITY CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITY AS OF JANUARY 31, 2011 WAS $75,000,000 AND REPRESENTED 2.7% OF NET ASSETS.

(D) VARIABLE RATE/EXTENDABLE SECURITY - THE RATE REFLECTED IS THE RATE IN EFFECT ON JANUARY 31, 2011. THE MATURITY DATE REFLECTS THE NEXT DATE ON WHICH THE PRINCIPAL CAN BE RECOVERED.

(E) DEMAND FEATURE - THE ADJUSTABLE RATE REFLECTED IS THE RATE IN EFFECT ON JANUARY 31, 2011. THE DATE REPORTED IS THE FINAL MATURITY, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED.

(F)   SECURITY IS ESCROWED TO MATURITY IN U.S. TREASURIES.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 11

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND (CONCLUDED)

COP  - CERTIFICATES OF PARTICIPATION
CT   - CONNECTICUT
LLC  - LIMITED LIABILITY COMPANY
LOC  - LETTER OF CREDIT
MTN  - MEDIUM TERM NOTE
NA   - NATIONAL ASSOCIATION
NC   - NORTH CAROLINA
NY   - NEW YORK
PLC  - PUBLIC LIABILITY COMPANY
RB   - REVENUE BOND
SER  - SERIES

A summary of the inputs used to value the Fund's net assets as of January 31, 2011 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                      LEVEL 2        LEVEL 3
                          TOTAL FAIR     LEVEL 1    SIGNIFICANT    SIGNIFICANT
                           VALUE AT      QUOTED     OBSERVABLE     UNOBSERVABLE
                           01/31/11       PRICE       INPUTS          INPUTS
                        ---------------  -------  ---------------  ------------
Investments in
  Securities *          $ 2,803,569,073  $    --  $ 2,803,569,073  $        --
                        ===============  =======  ===============  ============

* See schedule of investments detail for security type breakout.

        The accompanying notes are an integral part of the financial statements.

12 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

TREASURY PLUS MONEY MARKET FUND

-------------------------------------------------------------------------------
Description                                            Par            Value
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   U.S. GOVERNMENT GUARANTEED OBLIGATION* - 5.7%
-------------------------------------------------------------------------------
      Straight-A Funding, Series 1, FFBLL
         0.225%, 02/10/11 (A)                    $    7,000,000  $    6,999,615
                                                                 --------------
      TOTAL U.S. GOVERNMENT GUARANTEED
        OBLIGATIONS
         (Cost $6,999,615)
                                                                      6,999,615
                                                                 --------------

-------------------------------------------------------------------------------
   U.S. TREASURY BILL - 16.2%
-------------------------------------------------------------------------------
      U.S. Treasury Strip Principal
         0.192%, 02/15/11                            20,000,000      19,998,524
                                                                 --------------
      TOTAL U.S. TREASURY BILLS
         (Cost $19,998,524)                                          19,998,524
                                                                 --------------

-------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 78.1%
-------------------------------------------------------------------------------
      Barclays Capital
         0.210%, dated 01/31/11,
         matures on 02/01/11,
         repurchase price $25,000,146
         (collateralized by a U.S. Treasury
         Note, par value $25,024,200,
         1.375%, 05/15/13, total market
         value $25,500,028)                          25,000,000      25,000,000
      Credit Suisse Securities (USA)
         0.210%, dated 01/31/11,
         matures on 02/01/11, repurchase
         price $21,583,489 (collateralized
         by various U.S. Treasury obligations,
         ranging in par value from
         $6,315,000 - 15,513,800, 0.875%,
         01/31/12 - 02/29/12, total market
         value $22,017,657)                          21,583,363      21,583,363

-------------------------------------------------------------------------------
Description                                            Par            Value
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - (CONTINUED)
-------------------------------------------------------------------------------
      Deutsche Bank Securities
         0.210%, dated 01/31/11,
         matures on 02/01/11,
         repurchase price $25,000,146
         (collateralized by a U.S. Treasury
         Note, par value $25,414,500,
         0.750%, 08/15/13, total market
         value $25,500,002)                      $   25,000,000  $   25,000,000
      Merrill Lynch, Fenner Pierce &
         Smith Inc.
         0.210%, dated 01/31/11,
         matures on 02/01/11,
         repurchase price $25,000,146
         (collateralized by a U.S. Treasury
         Note, par value $22,566,000,
         4.750%, 05/15/14, total market
         value $25,500,112)                          25,000,000      25,000,000
                                                                 --------------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $96,583,363)                                          96,583,363
                                                                 --------------
   TOTAL INVESTMENTS - 100.0%
      (Cost $123,581,502) +                                      $  123,581,502
                                                                 --------------
   OTHER ASSETS & LIABILITIES, NET - (0.0)%                              (8,754)
                                                                 --------------
   NET ASSETS - 100.0%                                           $  123,572,748
                                                                 ==============

--------------------------------------------------------------------------------
*     RATE SHOWN REPRESENTS THE MONEY MARKET EQUIVALENT YIELD TO MATURITY AT
      PURCHASE.

+     AT JANUARY 31, 2011, COST IS IDENTICAL FOR BOOK AND FEDERAL INCOME TAX
      PURPOSES.

(A) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3(A), 4(2) OR RULE 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THESE SECURITIES AS OF JANUARY 31, 2011 WAS $6,999,615 AND REPRESENTED 5.7% OF NET ASSETS.

FFBLL - FEDERAL FINANCING BANK LIQUIDITY LOAN

A summary of the inputs used to value the Fund's net assets as of January 31, 2011 is as follows (see Note 2 - significant accounting policies in notes to financial statements):

                                                      LEVEL 2        LEVEL 3
                          TOTAL FAIR     LEVEL 1    SIGNIFICANT    SIGNIFICANT
                           VALUE AT      QUOTED     OBSERVABLE     UNOBSERVABLE
                           01/31/11       PRICE       INPUTS          INPUTS
                        ---------------  -------  ---------------  ------------
Investments in
  Securities *          $   123,581,502  $    --  $   123,581,502  $         --
                        ===============  =======  ===============  ============

* See schedule of investments detail for security type breakout.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 13

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                           Par             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATIONS - 24.3%
--------------------------------------------------------------------------------
      FFCB
         0.351%, 05/18/11 (A)                    $  50,000,000   $   50,001,545
         0.191%, 05/19/11 (A)                       50,000,000       49,997,024
         0.351%, 07/20/11 (A)                       30,000,000       30,000,000
         0.221%, 12/20/11 (A)                       61,000,000       60,989,183
      FHLB
         0.166%, 08/01/11 (A)                       30,000,000       29,994,759
      FHLMC
         0.230%, 09/26/11 (A)                       25,000,000       24,991,792
      FNMA
         0.171%, 08/11/11 (A)                       30,000,000       29,993,661
                                                                 --------------
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
         (Cost $275,967,964)                                        275,967,964
                                                                 --------------
--------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES - 15.3%
--------------------------------------------------------------------------------
      California, Milpitas Multi-Family
         Housing Revenue Crossing, Ser A,
         RB Guarantee: FNMA (B)
         0.250%, 08/15/33                            4,800,000        4,800,000
      California, Sacramento County,
         Multi-Family Housing Development
         Authority, Deer Park Apartments, RB
         Guarantee: FNMA (B)
         0.270%, 07/15/35                            1,350,000        1,350,000
      California, San Francisco, City & County
         Redevelopment, Ser D, RB
         Guarantee: FNMA (B)
         0.240%, 06/15/34                           26,050,000       26,050,000
      California, Simi Valley, Multi-Family
         Housing Revenue, Parker Ranch, RB
         Guarantee: FNMA (B)
         0.280%, 07/15/36                            1,200,000        1,200,000
      California, Statewide Community
         Development Authority,
         Palms Apartments, Ser C, RB
         Guarantee: FNMA (B)
         0.250%, 05/15/35                            3,660,000        3,660,000
      Goldleaf Mortgage, Ser 2007A
         Guarantee: FHLB (B)
         0.310%, 11/01/37                           14,095,000       14,095,000
      New York City Housing Development,
         Multi-Family Mortgage Revenue,
         Pearl Street Development, Ser B, RB
         Guarantee: FNMA (B)
         0.270%, 10/15/41                           14,225,000       14,225,000
      New York City Housing Development,
         Multi-Family Rent Housing Revenue, (B)
         Gold Street, Ser B, RB
         Guarantee: FNMA
         0.270%, 04/15/36                            2,535,000        2,535,000

--------------------------------------------------------------------------------
Description                                           Par             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES - (CONTINUED)
--------------------------------------------------------------------------------
         Nicole, Ser B, RB
         Guarantee: FNMA
         0.280%, 11/15/35                        $   4,970,000   $    4,970,000
         West Street, Ser B, RB
         Guarantee: FNMA
         0.270%, 03/15/36                            7,100,000        7,100,000
         Westport Development, Ser B, RB
         Guarantee: FNMA
         0.280%, 06/15/34                            6,800,000        6,800,000
      New York State, Dormitory Authority
         Revenue, Ser B, RB
         Guarantee: FNMA (B)
         0.280%, 11/15/36                           19,505,000       19,505,000
      New York State, Housing Finance
         Agency Revenue, (B)
         11th Avenue Housing, Ser B, RB
         Guarantee: FNMA
         0.270%, 05/15/41                            5,100,000        5,100,000
         38th Street, Ser B, RB
         Guarantee: FNMA
         0.250%, 05/15/33                           10,500,000       10,500,000
         Biltmore Tower Housing, Ser B, RB
         Guarantee: FNMA
         0.270%, 05/15/34                            1,380,000        1,380,000
         Chelsea Apartments, Ser B, RB
         Guarantee: FNMA
         0.250%, 11/15/36                            1,200,000        1,200,000
         North End, Ser B, RB
         Guarantee: FNMA
         0.270%, 11/15/36                            2,500,000        2,500,000
         Ser B, RB
         Guarantee: FNMA
         0.270%, 05/15/33                           14,100,000       14,100,000
         Tower 31 Housing, Ser A, RB
         Guarantee: FHLMC
         0.270%, 11/01/36                            3,400,000        3,400,000
         Victory Housing 2000, Ser B, RB
         Guarantee: FHLMC
         0.270%, 11/01/33                              500,000          500,000
         West 33rd Street, Ser B, RB
         Guarantee: FNMA
         0.280%, 11/15/36                            5,200,000        5,200,000
      Pennsylvania, Montgomery County,
         Redevelopment Authority,
         Kingswood Apartments Project,
         Ser A, RB
         Guarantee: FNMA (B)
         0.240%, 08/15/31                            6,405,000        6,405,000

        The accompanying notes are an integral part of the financial statements.

14 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                           Par             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES - (CONTINUED)
--------------------------------------------------------------------------------
      Virginia, Chesapeake,
         Redevelopment & Housing
         Authority, Multi-Family Housing
         Revenue, Alta Great Bridge,
         Ser A, RB
         Guarantee: FNMA (B)
         0.270%, 01/15/41                        $   1,625,000   $    1,625,000
      Washington State Housing Finance
         Commission, Multi-Family Housing
         Revenue, (B)
         Ballard Landmark, Ser B, RB
         Guarantee: FNMA
         0.270%, 12/15/41                            3,510,000        3,510,000
         Bridgewood Project, Ser B, RB
         Guarantee: FNMA
         0.270%, 09/01/34                            3,275,000        3,275,000
         Highland Park Apartments, Ser B, RB
         Guarantee: FNMA
         0.280%, 07/15/38                            1,855,000        1,855,000
         Pinehurst Apartments Project,
         Ser B, RB
         Guarantee: FNMA
         0.280%, 03/15/39                            1,670,000        1,670,000
         Ranier Court Project, Ser B, RB
         Guarantee: FNMA
         0.250%, 12/15/36                            3,525,000        3,525,000
         Rolling Hills Project, Ser B, RB
         Guarantee: FNMA
         0.270%, 06/15/37                            2,120,000        2,120,000
                                                                  -------------
      TOTAL VARIABLE RATE DEMAND NOTES
         (Cost $174,155,000)                                        174,155,000
                                                                  -------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT GUARANTEED OBLIGATION* - 3.9%
--------------------------------------------------------------------------------
      Straight-A Funding, Series 1, FFBLL (C)
         0.225%, 02/10/11                           45,000,000       44,997,525
                                                                  -------------
      TOTAL U.S. GOVERNMENT GUARANTEED OBLIGATIONS
         (Cost $44,997,525)                                          44,997,525
                                                                  -------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 56.5%
--------------------------------------------------------------------------------
      Barclays Capital
         0.210%, dated 01/31/11,
         matures on 02/01/11,
         repurchase price $250,001,458
         (collateralized by various
         U.S. Treasury obligations,
         ranging in par value from
         $59,384,600 - $185,796,500,
         1.000% - 2.375%, 12/31/11 -
         08/31/14, total market
         value $255,000,087)                       250,000,000      250,000,000

--------------------------------------------------------------------------------
Description                                           Par             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.210%, dated 01/31/11,
         matures on 02/01/11,
         repurchase price $42,418,913
         (collateralized by a U.S. Treasury
         Note, par value $42,850,000,
         0.875%, 02/29/12, total market
         value $43,269,422)                      $  42,418,666   $   42,418,666
      Deutsche Bank Securities
         0.210%, dated 01/31/11,
         matures on 02/01/11,
         repurchase price $250,001,458
         (collateralized by a U.S. Treasury
         Note, par value $253,952,400,
         0.625%, 06/30/12, total market
         value $255,000,010)                       250,000,000      250,000,000
      Merrill Lynch, Pierce Fenner & Smith, Inc.
         0.210%, dated 01/31/11,
         matures on 02/01/11,
         repurchase price $100,000,583
         (collateralized by a U.S. Treasury
         Note, par value $104,367,400,
         1.250%, 10/31/15, total market
         value $102,000,013)                       100,000,000      100,000,000
                                                                 --------------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $642,418,666)                                        642,418,666
                                                                 --------------
   TOTAL INVESTMENTS - 100.0%
      (Cost $1,137,539,155) +                                     1,137,539,155
                                                                 --------------
   OTHER ASSETS & LIABILITIES, NET - (0.0)%                             (16,199)
                                                                 --------------
   NET ASSETS - 100.0%                                           $1,137,522,956
                                                                 ==============

--------------------------------------------------------------------------------
*     RATE SHOWN REPRESENTS THE MONEY MARKET EQUIVALENT YIELD TO MATURITY AT
      PURCHASE.

+     AT JANUARY 31, 2011, COST IS IDENTICAL FOR BOOK AND FEDERAL INCOME TAX
      PURPOSES.

(A) VARIABLE RATE SECURITY WHOSE INTEREST RATE IS RESET PERIODICALLY BASED ON AN INDEX. THE RATE REFLECTED IS THE RATE IN EFFECT ON JANUARY 31, 2011. THE DATE REPORTED IS THE FINAL MATURITY.

(B) DEMAND FEATURE - RATE SHOWN IS AS OF REPORT DATE AND MATURITIES SHOWN ARE THE FINAL MATURITIES, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED THROUGH THE DEMAND FEATURE.

(C) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE TOTAL VALUE OF THIS SECURITY AS OF JANUARY 31, 2011 WAS $44,997,525 AND REPRESENTED 3.9% OF NET ASSETS.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 15

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND (CONCLUDED)

FFBLL - FEDERAL FINANCING BANK LIQUIDITY LOAN
FFCB  - FEDERAL FARM CREDIT BANK
FHLB  - FEDERAL HOME LOAN BANK
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION
RB    - REVENUE BOND
SER   - SERIES

A summary of the inputs used to value the Fund's net assets as of January 31, 2011 is as follows (see Note 2 - significant accounting policies in notes to financial statements):

                                                              LEVEL 2         LEVEL 3
                                TOTAL FAIR      LEVEL 1     SIGNIFICANT     SIGNIFICANT
                                 VALUE AT       QUOTED      OBSERVABLE      UNOBSERVABLE
                                 01/31/11        PRICE        INPUTS          INPUTS
                              ---------------   -------   ---------------   ------------
Investments in Securities *   $ 1,137,539,155   $    --   $ 1,137,539,155   $         --
                              ===============   =======   ===============   ============

*     See schedule of investments detail for security type breakout.

        The accompanying notes are an integral part of the financial statements.

16 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

100% U.S. TREASURY MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                           Par             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. TREASURY BILLS* - 100.0%
--------------------------------------------------------------------------------
      U.S. Treasury Bills
         0.127%, 02/03/11                        $ 124,065,000   $  124,064,138
         0.128%, 02/10/11                          139,736,000      139,731,594
         0.133%, 02/17/11                          258,157,000      258,141,947
         0.122%, 02/24/11                          275,000,000      274,978,917
         0.160%, 03/17/11                          150,000,000      149,971,094
         0.162%, 03/24/11                          175,000,000      174,960,333
      U.S. Treasury Strip Principal
         0.192%, 02/15/11                           30,000,000       29,997,787
                                                                 --------------
      TOTAL U.S. TREASURY BILLS
         (Cost $1,151,845,810)                                    1,151,845,810
                                                                 --------------
   TOTAL INVESTMENTS - 100.0%
      (Cost $1,151,845,810) +                                     1,151,845,810
                                                                 --------------
   OTHER ASSETS & LIABILITIES, NET - (0.0)%                             (23,497)
                                                                 --------------
   NET ASSETS - 100.0%                                           $1,151,822,313
                                                                 ==============

--------------------------------------------------------------------------------
*     RATE SHOWN REPRESENTS THE BOND EQUIVALENT YIELD TO MATURITY AT PURCHASE.

+     AT JANUARY 31, 2011, COST IS IDENTICAL FOR BOOK AND FEDERAL INCOME TAX
      PURPOSES.

A summary of the inputs used to value the Fund's net assets as of January 31, 2011 is as follows (see Note 2 - significant accounting policies in notes to financial statements):

                                                              LEVEL 2         LEVEL 3
                                 TOTAL FAIR     LEVEL 1     SIGNIFICANT     SIGNIFICANT
                                  VALUE AT      QUOTED      OBSERVABLE      UNOBSERVABLE
                                  01/31/11      PRICE         INPUTS          INPUTS
                              ---------------   -------   ---------------   ------------
U.S. Treasury Bills           $ 1,151,845,810   $    --   $ 1,151,845,810   $         --
                              ===============   =======   ===============   ============

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 17

                      This Page Left Blank Intentionally.

18 HIGHMARK(R) FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2011 (UNAUDITED)

                                                  CALIFORNIA                                            U.S.           100% U.S.
                                                   TAX-FREE       DIVERSIFIED        TREASURY        GOVERNMENT        TREASURY
                                                    MONEY            MONEY          PLUS MONEY         MONEY            MONEY
                                                    MARKET          MARKET            MARKET           MARKET           MARKET
                                                     FUND            FUND              FUND             FUND             FUND
                                                -------------   ---------------   -------------   ---------------   ---------------
ASSETS:
   Investments, at Value + ..................   $ 499,108,677   $ 2,509,895,102   $  26,998,139   $   495,120,489   $ 1,151,845,810
   Repurchase Agreements, at Value + ........              --       293,673,971      96,583,363       642,418,666                --
   Receivable for Fund Shares Sold ..........              --         1,075,434              --                50             1,289
   Accrued Income ...........................         608,260           326,706             563            53,698                --
   Prepaid Expenses .........................          38,954           163,517          19,712            99,628            97,467
   Deferred Compensation ....................          34,828           186,629           9,440            69,905            76,788
                                                -------------   ---------------   -------------   ---------------   ---------------
      TOTAL ASSETS ..........................     499,790,719     2,805,321,359     123,611,217     1,137,762,436     1,152,021,354
                                                =============   ===============   =============   ===============   ===============
LIABILITIES:
   Payable for Fund Shares Redeemed .........              --           322,910              --             6,253             3,910
   Income Distribution Payable ..............           4,337            80,512           2,189                 1             3,293
   Due to Custodian .........................              --                --              --            26,043               330
   Investment Adviser Fees Payable ..........         101,987           625,549              --             8,605                --
   Administration Fees Payable ..............          64,867           347,522           4,162            75,285            69,849
   Chief Compliance Officer Fees Payable ....           1,324             1,324           1,323             1,324             1,324
   Custodian Fees Payable ...................           2,710            14,521             735             5,439             5,974
   Audit Fees Payable .......................          14,808            19,335          15,593            17,900            17,475
   Deferred Compensation Payable ............          34,828           186,629           9,440            69,905            76,788
   Shareholder Servicing Fees Payable .......           3,194                --              --                 1               241
   Transfer Agent Fees Payable ..............          13,496            57,019           4,577            25,493            13,933
   Trustees Fees Payable ....................           3,860            15,023             450             3,229             5,803
   Accrued Distribution Fees ................             794                --              --                 2                --
   Accrued Expenses and Other Payables ......           1,626             4,176              --                --               121
                                                -------------   ---------------   -------------   ---------------   ---------------
      TOTAL LIABILITIES .....................         247,831         1,674,520          38,469           239,480           199,041
                                                -------------   ---------------   -------------   ---------------   ---------------
         NET ASSETS .........................   $ 499,542,888   $ 2,803,646,839   $ 123,572,748   $ 1,137,522,956   $ 1,151,822,313
                                                =============   ===============   =============   ===============   ===============
NET ASSETS:
   Paid-in Capital (unlimited authorized -
      no par value) .........................   $ 499,492,395   $ 2,803,566,635   $ 123,572,573   $ 1,137,538,802   $ 1,151,991,654
   Undistributed Net Investment Income ......          49,929            78,511             175                --                --
   Accumulated Net Realized Gain (Loss)
      on Investments ........................             564             1,693              --           (15,846)         (169,341)
                                                -------------   ---------------   -------------   ---------------   ---------------
         NET ASSETS .........................   $ 499,542,888   $ 2,803,646,839   $ 123,572,748   $ 1,137,522,956   $ 1,151,822,313
                                                =============   ===============   =============   ===============   ===============
   + Cost of Investments and Repurchase
      Agreements ............................   $ 499,108,677   $ 2,803,569,073   $ 123,581,502   $ 1,137,539,155   $ 1,151,845,810

Amounts designated as "-" are either not applicable or less than $1.00.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 19

STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2011 (UNAUDITED)

                                                      CALIFORNIA                                           U.S.          100% U.S.
                                                       TAX-FREE       DIVERSIFIED        TREASURY       GOVERNMENT       TREASURY
                                                        MONEY            MONEY          PLUS MONEY         MONEY           MONEY
                                                        MARKET          MARKET            MARKET          MARKET          MARKET
                                                         FUND            FUND              FUND            FUND            FUND
                                                    -------------   ---------------   -------------   -------------   -------------
FIDUCIARY SHARES:
   Net Assets ...................................   $ 226,628,572   $ 2,264,584,518   $ 115,620,721   $ 901,018,009   $ 392,246,922
   Shares of beneficial interest outstanding ....     226,610,974     2,264,539,594     115,620,721     901,039,728     392,345,224
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE ..............................   $        1.00   $          1.00   $        1.00   $        1.00   $        1.00
                                                    =============   ===============   =============   =============   =============
CLASS A SHARES:
   Net Assets ...................................   $ 257,807,700   $   384,077,424   $   7,952,026   $  37,371,847   $ 121,311,108
   Shares of beneficial interest outstanding ....     257,782,405       384,049,818       7,952,026      37,373,502     121,360,922
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE ..............................   $        1.00   $          1.00   $        1.00   $        1.00   $        1.00
                                                    =============   ===============   =============   =============   =============
CLASS B SHARES:
   Net Assets ...................................   $         N/A   $           N/A   $         N/A   $     154,433   $         N/A
   Shares of beneficial interest outstanding ....             N/A               N/A             N/A         154,438             N/A
NET ASSET VALUE AND OFFERING AND REDEMPTION
   PRICE PER SHARE (A) ..........................   $         N/A   $           N/A   $         N/A   $        1.00   $         N/A
                                                    =============   ===============   =============   =============   =============
CLASS C SHARES:
   Net Assets ...................................   $         N/A   $           N/A   $         N/A   $     211,604   $         N/A
   Shares of beneficial interest outstanding ....             N/A               N/A             N/A         211,608             N/A
NET ASSET VALUE AND OFFERING AND REDEMPTION
   PRICE PER SHARE (A) ..........................   $         N/A   $           N/A   $         N/A   $        1.00   $         N/A
                                                    =============   ===============   =============   =============   =============
CLASS S SHARES:
   Net Assets ...................................   $  15,106,616   $   154,984,897   $           1   $ 198,767,063   $ 638,264,283
   Shares of beneficial interest outstanding ....      15,105,096       154,977,337               1     198,770,813     638,287,087
NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE ............................   $        1.00   $          1.00   $        1.00   $        1.00   $        1.00
                                                    =============   ===============   =============   =============   =============

N/A Not Applicable

(A) Class B and Class C have contingent deferred sales charges (See Note 3 in the notes to financial statements).

        The accompanying notes are an integral part of the financial statements.

20 HIGHMARK(R) FUNDS

STATEMENTS OF OPERATIONS
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2011 (UNAUDITED)

                                                        CALIFORNIA                                          U.S.         100% U.S.
                                                         TAX-FREE       DIVERSIFIED      TREASURY       GOVERNMENT       TREASURY
                                                          MONEY            MONEY        PLUS MONEY        MONEY            MONEY
                                                          MARKET          MARKET          MARKET          MARKET           MARKET
                                                           FUND            FUND            FUND            FUND             FUND
                                                       ------------    ------------    ------------    ------------    ------------
   Interest Income .................................   $  1,556,618    $  7,883,582    $    177,441    $  1,225,914    $    727,918
   Dividend Income .................................          1,296              --              --              --              --
                                                       ------------    ------------    ------------    ------------    ------------
         Total Investment Income ...................      1,557,914       7,883,582         177,441       1,225,914         727,918
                                                       ------------    ------------    ------------    ------------    ------------
   Expenses:
      Investment Adviser Fees ......................        833,285       3,838,650         259,000       1,567,300       1,535,642
      Shareholder Servicing Fees Fiduciary Shares ..        288,272       2,456,487         200,997       1,052,632         517,463
      Shareholder Servicing Fees Class A Shares ....        380,926         525,474          14,836          49,878         152,260
      Shareholder Servicing Fees Class B Shares ....             --              --              --             199              --
      Administration Fees ..........................        416,305       1,917,595         129,395         782,912         767,122
      Custodian Fees ...............................         17,360          79,972           5,396          32,652          31,992
      Trustees Fees ................................         18,169          80,775           6,248          35,935          30,825
      Chief Compliance Officer Fees ................          3,301           3,301           3,300           3,301           3,301
      Distribution Fees Class A Shares .............        380,926         525,474          14,836          49,878         152,260
      Distribution Fees Class B Shares .............             --              --              --             596              --
      Distribution Fees Class C Shares .............             --              --              --           1,173              --
      Distribution Fees Class S Shares .............         55,454         477,210              --         446,564       1,341,955
      Registration Fees ............................          7,468          22,120           7,454          30,417          20,183
      Transfer Agent Fees ..........................         24,124         100,025           8,600          47,199          32,925
      Printing Fees ................................         21,595         101,549          11,748          55,186          40,202
      Audit Fees ...................................         14,508          22,271          12,970          16,617          15,860
      Legal Fees ...................................         38,959         197,807          11,825          77,267          66,659
      Miscellaneous Fees ...........................         30,815          74,927          15,828          45,614          24,008
                                                       ------------    ------------    ------------    ------------    ------------
         Total Expenses ............................      2,531,467      10,423,637         702,433       4,295,320       4,732,657
                                                       ------------    ------------    ------------    ------------    ------------
   Less: Waivers (Note 3)
         Investment Adviser Fee Waiver .............       (195,194)        (73,830)       (258,681)     (1,522,702)     (1,535,632)
         Shareholder Servicing Fee Waiver -
            Fiduciary Shares .......................       (255,023)     (2,099,526)       (200,997)     (1,052,632)       (517,463)
         Shareholder Servicing Fee Waiver -
            Class A Shares .........................       (336,204)       (446,057)        (14,836)        (49,874)       (152,260)
         Shareholder Servicing Fee Waiver -
            Class B Shares .........................             --              --              --            (198)             --
         Distribution Fee Waiver - Class A Shares ..       (286,312)       (478,376)        (14,836)        (49,878)       (152,260)
         Distribution Fee Waiver - Class B Shares ..             --              --              --            (596)             --
         Distribution Fee Waiver - Class C Shares ..             --              --              --          (1,171)             --
         Distribution Fee Waiver - Class S Shares ..        (47,663)       (423,009)             --        (446,559)     (1,341,955)
         Administration Fee Waiver .................             --              --         (57,807)       (183,030)       (356,375)
                                                       ------------    ------------    ------------    ------------    ------------
Total Waivers ......................................     (1,120,396)     (3,520,798)       (547,157)     (3,306,640)     (4,055,945)
                                                       ------------    ------------    ------------    ------------    ------------
Total Net Expenses .................................      1,411,071       6,902,839         155,276         988,680         676,712
                                                       ------------    ------------    ------------    ------------    ------------
Net Investment Income ..............................        146,843         980,743          22,165         237,234          51,206
                                                       ------------    ------------    ------------    ------------    ------------
Net Realized Gain on Investments ...................            564           1,693              --             736          13,520
                                                       ------------    ------------    ------------    ------------    ------------
Increase in Net Assets Resulting from Operations ...   $    147,407    $    982,436    $     22,165    $    237,970    $     64,726
                                                       ============    ============    ============    ============    ============

Amounts designated as "-" are either not applicable or less than $1.00.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 21

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                        CALIFORNIA TAX-FREE
                                                                                                         MONEY MARKET FUND
                                                                                                 ----------------------------------
                                                                                                   SIX MONTHS
                                                                                                      ENDED
                                                                                                    1/31/2011          YEAR ENDED
                                                                                                   (UNAUDITED)         7/31/2010
                                                                                                 ----------------------------------
Investment Activities:
   Net Investment Income ....................................................................    $       146,843    $       168,878
   Net Realized Gain on Investments .........................................................                564                 --
                                                                                                 ---------------    ---------------
Net Increase in Net Assets Resulting From Operations ........................................            147,407            168,878
                                                                                                 ---------------    ---------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares ......................................................................           (104,283)           (81,804)
      Class A Shares ........................................................................            (40,544)           (81,211)
      Class B Shares ........................................................................                 --                 --
      Class C Shares ........................................................................                 --                 --
      Class S Shares ........................................................................             (2,016)            (5,863)
                                                                                                 ---------------    ---------------
         Total Dividends and Distributions ..................................................           (146,843)          (168,878)
                                                                                                 ---------------    ---------------
   Net Increase (Decrease) in Net Assets From
      Share Transactions (1) ................................................................        (24,321,754)      (462,603,673)
                                                                                                 ---------------    ---------------
         Total Increase (Decrease) in Net Assets ............................................        (24,321,190)      (462,603,673)
                                                                                                 ---------------    ---------------
Net Assets:
   Beginning of Period ......................................................................        523,864,078        986,467,751
                                                                                                 ---------------    ---------------
   End of Period ............................................................................    $   499,542,888    $   523,864,078
                                                                                                 ===============    ===============
Undistributed Net Investment Income .........................................................    $        49,929    $        49,929
                                                                                                 ===============    ===============

Amounts designated as " -" are either $0 or have been rounded to $0.

(1) For details on share transaction by class, see statements of changes in net assets - capital stock activity on pages 24 - 27.

        The accompanying notes are an integral part of the financial statements.

22 HIGHMARK(R) FUNDS

                                                                                                           TREASURY PLUS
                                                                DIVERSIFIED MONEY MARKET                    MONEY MARKET
                                                                          FUND                                  FUND
                                                           ----------------------------------    ----------------------------------
                                                             SIX MONTHS                             SIX MONTHS
                                                                ENDED                                 ENDED
                                                              1/31/2011         YEAR ENDED          1/31/2011          YEAR ENDED
                                                             (UNAUDITED)         7/31/2010         (UNAUDITED)        7/31/2010(1)
                                                           ----------------------------------    ----------------------------------
Investment Activities:
   Net Investment Income ...............................   $       980,743    $     6,301,864    $        22,165    $        79,768
   Net Realized Gain on Investments ....................             1,693              1,597                 --                 --
                                                           ---------------    ---------------    ---------------    ---------------
Net Increase in Net Assets Resulting From Operations ...           982,436          6,303,461             22,165             79,768
                                                           ---------------    ---------------    ---------------    ---------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares .................................          (798,837)        (5,467,391)           (20,673)           (76,405)
      Class A Shares ...................................          (128,359)          (680,925)            (1,492)            (3,363)
      Class B Shares ...................................                --                 --                 --                 --
      Class C Shares ...................................                --                 --                 --                 --
      Class S Shares ...................................           (53,547)          (153,548)                --                 --
                                                           ---------------    ---------------    ---------------    ---------------
         Total Dividends and Distributions .............          (980,743)        (6,301,864)           (22,165)           (79,768)
                                                           ---------------    ---------------    ---------------    ---------------
   Net Increase (Decrease) in Net Assets From
      Share Transactions (1) ...........................       238,513,289       (943,763,155)       (63,805,209)        34,297,790
                                                           ---------------    ---------------    ---------------    ---------------
         Total Increase (Decrease) in Net Assets .......       238,514,982       (943,761,558)       (63,805,209)        34,297,790
                                                           ---------------    ---------------    ---------------    ---------------
Net Assets:
   Beginning of Period .................................     2,565,131,857      3,508,893,415        187,377,957        153,080,167
                                                           ---------------    ---------------    ---------------    ---------------
   End of Period .......................................   $ 2,803,646,839    $ 2,565,131,857    $   123,572,748    $   187,377,957
                                                           ===============    ===============    ===============    ===============
Undistributed Net Investment Income ....................   $        78,511    $        78,511    $           175    $           175
                                                           ===============    ===============    ===============    ===============

                                                                                                                100%
                                                                  U.S. GOVERNMENT MONEY                 U.S. TREASURY MONEY
                                                                      MARKET FUND                            MARKET FUND
                                                           ----------------------------------    ----------------------------------
                                                              SIX MONTHS                           SIX MONTHS
                                                                ENDED                                ENDED
                                                              1/31/2011          YEAR ENDED         1/31/2011          YEAR ENDED
                                                             (UNAUDITED)         7/31/2010         (UNAUDITED)          7/31/2010
                                                           ----------------------------------    ----------------------------------
Investment Activities:
   Net Investment Income ...............................   $       237,234    $       770,164    $        51,206    $        90,147
   Net Realized Gain on Investments ....................               736                 --             13,520              5,081
                                                           ---------------    ---------------    ---------------    ---------------
Net Increase in Net Assets Resulting From Operations ...           237,970            770,164             64,726             95,228
                                                           ---------------    ---------------    ---------------    ---------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares .................................          (192,034)          (661,441)           (20,707)           (54,385)
      Class A Shares ...................................            (8,948)           (32,239)            (6,094)           (18,362)
      Class B Shares ...................................               (34)              (140)                --                 --
      Class C Shares ...................................               (71)              (174)                --                 --
      Class S Shares ...................................           (36,147)           (76,170)           (24,405)           (17,400)
                                                           ---------------    ---------------    ---------------    ---------------
         Total Dividends and Distributions .............          (237,234)          (770,164)           (51,206)           (90,147)
                                                           ---------------    ---------------    ---------------    ---------------
   Net Increase (Decrease) in Net Assets From
      Share Transactions (1) ...........................       (15,264,607)        54,531,113        276,425,584        139,057,440
                                                           ---------------    ---------------    ---------------    ---------------
         Total Increase (Decrease) in Net Assets .......       (15,263,871)        54,531,113        276,439,104        139,062,521
                                                           ---------------    ---------------    ---------------    ---------------
Net Assets:
   Beginning of Period .................................     1,152,786,827      1,098,255,714        875,383,209        736,320,688
                                                           ---------------    ---------------    ---------------    ---------------
   End of Period .......................................   $ 1,137,522,956    $ 1,152,786,827    $ 1,151,822,313    $   875,383,209
                                                           ===============    ===============    ===============    ===============
Undistributed Net Investment Income ....................   $            --    $            --    $            --    $            --
                                                           ===============    ===============    ===============    ===============

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 23

STATEMENTS OF CHANGES IN NET ASSETS
(CAPITAL STOCK ACTIVITY)

                                                                             CALIFORNIA TAX-FREE MONEY MARKET FUND
                                                               -------------------------------------------------------------------
                                                                        SIX MONTHS ENDED
                                                                            1/31/2011                       YEAR ENDED
                                                                           (UNAUDITED)                      7/31/2010
                                                                    SHARES         DOLLARS          SHARES           DOLLARS
                                                               -------------------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ..........................      273,328,255   $   273,328,255      290,787,104   $   290,787,104
      Reinvestment of Dividends and Distributions ..........              526               526              351               351
      Cost of Shares Redeemed ..............................     (246,945,721)     (246,945,721)    (433,617,326)     (433,617,326)
                                                               --------------   ---------------   --------------   ---------------
         Total Fiduciary Share Transactions ................       26,383,060        26,383,060     (142,829,871)     (142,829,871)
                                                               --------------   ---------------   --------------   ---------------
   Class A Shares:
      Proceeds from Shares Issued ..........................      263,620,230       263,620,230      763,102,936       763,102,936
      Reinvestment of Dividends and Distributions ..........           40,532            40,532           81,208            81,208
      Cost of Shares Redeemed ..............................     (305,577,071)     (305,577,071)  (1,067,624,817)   (1,067,624,817)
                                                               --------------   ---------------   --------------   ---------------
         Total Class A Share Transactions ..................      (41,916,309)      (41,916,309)    (304,440,673)     (304,440,673)
                                                               --------------   ---------------   --------------   ---------------
   Class S Shares:
      Proceeds from Shares Issued ..........................       52,989,511        52,989,511       80,120,610        80,120,610
      Reinvestment of Dividends and Distributions ..........            1,841             1,841            5,863             5,863
      Cost of Shares Redeemed ..............................      (61,779,857)      (61,779,857)     (95,459,602)      (95,459,602)
                                                               --------------   ---------------   --------------   ---------------
         Total Class S Share Transactions ..................       (8,788,505)       (8,788,505)     (15,333,129)      (15,333,129)
                                                               --------------   ---------------   --------------   ---------------
   Net Increase (Decrease) from Capital Stock Activity .....      (24,321,754)  $   (24,321,754)    (462,603,673)  $  (462,603,673)
                                                               ==============   ===============   ==============   ===============

Amounts designated as " -" are either $0 or have been rounded to $0

        The accompanying notes are an integral part of the financial statements.

24 HIGHMARK(R) FUNDS

                                                                                  DIVERSIFIED MONEY MARKET FUND
                                                               -------------------------------------------------------------------
                                                                       SIX MONTHS ENDED
                                                                           1/31/2011                       YEAR ENDED
                                                                          (UNAUDITED)                      7/31/2010
                                                                    SHARES          DOLLARS          SHARES           DOLLARS
                                                               -------------------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ..........................    1,880,329,852   $ 1,880,329,852    2,824,103,317   $ 2,824,103,317
      Reinvestment of Dividends and Distributions ..........          129,183           129,183          947,131           947,131
      Cost of Shares Redeemed ..............................   (1,548,577,755)   (1,548,577,755)  (3,308,122,951)   (3,308,122,951)
                                                               --------------   ---------------   --------------   ---------------
         Total Fiduciary Share Transactions ................      331,881,280       331,881,280     (483,072,503)     (483,072,503)
                                                               --------------   ---------------   --------------   ---------------
   Class A Shares:
      Proceeds from Shares Issued ..........................      202,048,012       202,048,012      387,787,168       387,787,168
      Reinvestment of Dividends and Distributions ..........          127,802           127,802          678,589           678,589
      Cost of Shares Redeemed ..............................     (268,143,414)     (268,143,414)    (797,078,083)     (797,078,083)
                                                               --------------   ---------------   --------------   ---------------
         Total Class A Share Transactions ..................      (65,967,600)      (65,967,600)    (408,612,326)     (408,612,326)
                                                               --------------   ---------------   --------------   ---------------
   Class S Shares:
      Proceeds from Shares Issued ..........................      578,900,175       578,900,175      720,255,934       720,255,934
      Reinvestment of Dividends and Distributions ..........           48,943            48,943          153,477           153,477
      Cost of Shares Redeemed ..............................     (606,349,509)     (606,349,509)    (772,487,737)     (772,487,737)
                                                               --------------   ---------------   --------------   ---------------
         Total Class S Share Transactions ..................      (27,400,391)      (27,400,391)     (52,078,326)      (52,078,326)
                                                               --------------   ---------------   --------------   ---------------
   Net Increase (Decrease) from Capital Stock Activity .....      238,513,289   $   238,513,289     (943,763,155)  $  (943,763,155)
                                                               ==============   ===============   ==============   ===============

                                                                               TREASURY PLUS MONEY MARKET FUND
                                                               -------------------------------------------------------------------
                                                                       SIX MONTHS ENDED
                                                                           1/31/2011                       YEAR ENDED
                                                                          (UNAUDITED)                      7/31/2010
                                                                    SHARES          DOLLARS          SHARES           DOLLARS
                                                               -------------------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ..........................      347,751,945     $ 347,751,945      924,237,730     $ 924,237,730
      Reinvestment of Dividends and Distributions ..........               --                --               --                --
      Cost of Shares Redeemed ..............................     (404,837,169)     (404,837,169)    (890,764,850)     (890,764,850)
                                                               --------------   ---------------   --------------   ---------------
         Total Fiduciary Share Transactions ................      (57,085,224)      (57,085,224)      33,472,880        33,472,880
                                                               --------------   ---------------   --------------   ---------------
   Class A Shares:
      Proceeds from Shares Issued ..........................       16,113,286        16,113,286       28,097,674        28,097,674
      Reinvestment of Dividends and Distributions ..........            1,492             1,492            3,363             3,363
      Cost of Shares Redeemed ..............................      (22,834,763)      (22,834,763)     (27,276,127)      (27,276,127)
                                                               --------------   ---------------   --------------   ---------------
         Total Class A Share Transactions ..................       (6,719,985)       (6,719,985)         824,910           824,910
                                                               --------------   ---------------   --------------   ---------------
   Class S Shares:
      Proceeds from Shares Issued ..........................               --                --               --                --
      Reinvestment of Dividends and Distributions ..........               --                --               --                --
      Cost of Shares Redeemed ..............................               --                --               --                --
                                                               --------------   ---------------   --------------   ---------------
         Total Class S Share Transactions ..................               --                --               --                --
                                                               --------------   ---------------   --------------   ---------------
   Net Increase (Decrease) from Capital Stock Activity .....      (63,805,209)    $ (63,805,209)      34,297,790     $  34,297,790
                                                               ==============   ===============   ==============   ===============

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 25

STATEMENTS OF CHANGES IN NET ASSETS
(CAPITAL STOCK ACTIVITY)

                                                                                 U.S. GOVERNMENT MONEY MARKET FUND
                                                               -------------------------------------------------------------------
                                                                       SIX MONTHS ENDED
                                                                           1/31/2011                       YEAR ENDED
                                                                          (UNAUDITED)                      7/31/2010
                                                                    SHARES          DOLLARS          SHARES           DOLLARS
                                                               -------------------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ..........................    3,731,170,336   $ 3,731,170,336    5,631,634,038   $ 5,631,634,038
      Reinvestment of Dividends and Distributions ..........            2,922             2,922           14,833            14,833
      Cost of Shares Redeemed ..............................   (3,762,525,298)   (3,762,525,298)  (5,572,519,920)   (5,572,519,920)
                                                               --------------   ---------------   --------------   ---------------
         Total Fiduciary Share Transactions ................      (31,352,040)      (31,352,040)      59,128,951        59,128,951
                                                               --------------   ---------------   --------------   ---------------
   Class A Shares:
      Proceeds from Shares Issued ..........................       27,385,415        27,385,415       82,720,179        82,720,179
      Reinvestment of Dividends and Distributions ..........            8,945             8,945           32,225            32,225
      Cost of Shares Redeemed ..............................      (30,910,670)      (30,910,670)    (108,184,052)     (108,184,052)
                                                               --------------   ---------------   --------------   ---------------
         Total Class A Share Transactions ..................       (3,516,310)       (3,516,310)     (25,431,648)      (25,431,648)
                                                               --------------   ---------------   --------------   ---------------
   Class B Shares:
      Proceeds from Shares Issued ..........................            5,807             5,807          303,485           303,485
      Reinvestment of Dividends and Distributions ..........               34                34              134               134
      Cost of Shares Redeemed ..............................          (26,309)          (26,309)        (364,426)         (364,426)
                                                               --------------   ---------------   --------------   ---------------
         Total Class B Share Transactions ..................          (20,468)          (20,468)         (60,807)          (60,807)
                                                               --------------   ---------------   --------------   ---------------
   Class C Shares:
      Proceeds from Shares Issued ..........................          197,333           197,333          370,161           370,161
      Reinvestment of Dividends and Distributions ..........               69                69              169               169
      Cost of Shares Redeemed ..............................         (306,593)         (306,593)        (357,577)         (357,577)
                                                               --------------   ---------------   --------------   ---------------
         Total Class C Share Transactions ..................         (109,191)         (109,191)          12,753            12,753
                                                               --------------   ---------------   --------------   ---------------
   Class S Shares:
      Proceeds from Shares Issued ..........................      726,690,602       726,690,602      769,695,167       769,695,167
      Reinvestment of Dividends and Distributions ..........           32,771            32,771           76,170            76,170
      Cost of Shares Redeemed ..............................     (706,989,971)     (706,989,971)    (748,889,473)     (748,889,473)
                                                               --------------   ---------------   --------------   ---------------
         Total Class S Share Transactions ..................       19,733,402        19,733,402       20,881,864        20,881,864
                                                               --------------   ---------------   --------------   ---------------
      Net Increase (Decrease) from Capital Stock Activity ..      (15,264,607)  $   (15,264,607)      54,531,113   $    54,531,113
                                                               ==============   ===============   ==============   ===============

Amounts designated as " -" are either $0 or have been rounded to $0

        The accompanying notes are an integral part of the financial statements.

26 HIGHMARK(R) FUNDS

                                                                              100% U.S. TREASURY MONEY MARKET FUND
                                                               -------------------------------------------------------------------
                                                                       SIX MONTHS ENDED
                                                                           1/31/2011                       YEAR ENDED
                                                                          (UNAUDITED)                      7/31/2010
                                                                    SHARES          DOLLARS          SHARES           DOLLARS
                                                               -------------------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ..........................      639,557,675   $   639,557,675    1,207,768,792   $ 1,207,768,792
      Reinvestment of Dividends and Distributions ..........              576               576            1,988             1,988
      Cost of Shares Redeemed ..............................     (653,060,825)     (653,060,825)  (1,254,622,489)   (1,254,622,489)
                                                               --------------   ---------------   --------------   ---------------
         Total Fiduciary Share Transactions ................      (13,502,574)      (13,502,574)     (46,851,709)      (46,851,709)
                                                               --------------   ---------------   --------------   ---------------
   Class A Shares:
      Proceeds from Shares Issued ..........................       89,906,595        89,906,595      166,495,073       166,495,073
      Reinvestment of Dividends and Distributions ..........            6,094             6,094           18,359            18,359
      Cost of Shares Redeemed ..............................     (113,470,363)     (113,470,363)    (184,970,150)     (184,970,150)
                                                               --------------   ---------------   --------------   ---------------
         Total Class A Share Transactions ..................      (23,557,674)      (23,557,674)     (18,456,718)      (18,456,718)
                                                               --------------   ---------------   --------------   ---------------
   Class B Shares:
      Proceeds from Shares Issued ..........................               --                --               --                --
      Reinvestment of Dividends and Distributions ..........               --                --               --                --
      Cost of Shares Redeemed ..............................               --                --               --                --
                                                               --------------   ---------------   --------------   ---------------
         Total Class B Share Transactions ..................               --                --               --                --
                                                               --------------   ---------------   --------------   ---------------
   Class C Shares:
      Proceeds from Shares Issued ..........................               --                --               --                --
      Reinvestment of Dividends and Distributions ..........               --                --               --                --
      Cost of Shares Redeemed ..............................               --                --               --                --
                                                               --------------   ---------------   --------------   ---------------
         Total Class C Share Transactions ..................               --                --               --                --
                                                               --------------   ---------------   --------------   ---------------
   Class S Shares:
      Proceeds from Shares Issued ..........................    1,158,408,824     1,158,408,824    1,084,081,013     1,084,081,013
      Reinvestment of Dividends and Distributions ..........           21,903            21,903           17,400            17,400
      Cost of Shares Redeemed ..............................     (844,944,895)     (844,944,895)    (879,732,546)     (879,732,546)
                                                               --------------   ---------------   --------------   ---------------
         Total Class S Share Transactions ..................      313,485,832       313,485,832      204,365,867       204,365,867
                                                               --------------   ---------------   --------------   ---------------
      Net Increase (Decrease) from Capital Stock Activity ..      276,425,584   $   276,425,584      139,057,440   $   139,057,440
                                                               ==============   ===============   ==============   ===============

                                                            HIGHMARK(R) FUNDS 27

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2010 (UNAUDITED)
AND THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)

                                                                                DIVIDENDS AND
                                    INVESTMENT ACTIVITIES                       DISTRIBUTIONS
                                 ---------------------------                --------------------
                         NET
                        ASSET                  NET REALIZED                                           TOTAL
                        VALUE,       NET      AND UNREALIZED     TOTAL          NET                    FROM
                      BEGINNING  INVESTMENT   GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL  DIVIDENDS AND
                      OF PERIOD    INCOME+     INVESTMENTS     OPERATIONS     INCOME      GAINS   DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------
-------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
-------------------------------------
   FIDUCIARY SHARES
   2011*                  $1.00     $    --++         $   --       $   --++    $    --++     $--        $    --++
   2010                    1.00          --++             --++         --++         --++      --             --++
   2009                    1.00       0.011               --        0.011       (0.011)       --         (0.011)
   2008                    1.00       0.024            0.001        0.025       (0.025)       --         (0.025)
   2007                    1.00       0.031               --        0.031       (0.031)       --         (0.031)
   2006                    1.00       0.025               --        0.025       (0.025)       --         (0.025)
   CLASS A SHARES
   2011*                  $1.00     $    --++         $   --       $   --++    $    --++     $--        $    --++
   2010                    1.00          --++             --++         --++         --++      --             --++
   2009                    1.00       0.009               --        0.009       (0.009)       --         (0.009)
   2008                    1.00       0.022            0.001        0.023       (0.023)       --         (0.023)
   2007                    1.00       0.028               --        0.028       (0.028)       --         (0.028)
   2006                    1.00       0.023               --        0.023       (0.023)       --         (0.023)
   CLASS S SHARES
   2011*                  $1.00     $    --++         $   --       $   --++    $    --++     $--        $    --++
   2010                    1.00          --++             --++         --++         --++      --             --++
   2009                    1.00       0.007               --        0.007       (0.007)       --         (0.007)
   2008                    1.00       0.019            0.001        0.020       (0.020)       --         (0.020)
   2007                    1.00       0.026               --        0.026       (0.026)       --         (0.026)
   2006                    1.00       0.020               --        0.020       (0.020)       --         (0.020)

-----------------------------
DIVERSIFIED MONEY MARKET FUND
-----------------------------
   FIDUCIARY SHARES
   2011*                  $1.00     $    --++         $   --       $   --++    $    --++     $--        $    --++
   2010                    1.00       0.003               --++      0.003       (0.003)       --         (0.003)
   2009                    1.00       0.015               --        0.015       (0.015)       --         (0.015)
   2008                    1.00       0.037               --        0.037       (0.037)       --         (0.037)
   2007                    1.00       0.049               --        0.049       (0.049)       --         (0.049)
   2006                    1.00       0.039               --        0.039       (0.039)       --         (0.039)
   CLASS A SHARES
   2011*                  $1.00     $    --++         $   --       $   --++    $    --++     $--        $    --++
   2010                    1.00       0.001               --++      0.001       (0.001)       --         (0.001)
   2009                    1.00       0.013               --        0.013       (0.013)       --         (0.013)
   2008                    1.00       0.034            0.001        0.035       (0.035)       --         (0.035)
   2007                    1.00       0.046               --        0.046       (0.046)       --         (0.046)
   2006                    1.00       0.037               --        0.037       (0.037)       --         (0.037)
   CLASS S SHARES
   2011*                  $1.00     $    --++         $   --       $   --++    $    --++     $--        $    --++
   2010                    1.00       0.001               --++      0.001       (0.001)       --         (0.001)
   2009                    1.00       0.010               --        0.010       (0.010)       --         (0.010)
   2008                    1.00       0.032               --        0.032       (0.032)       --         (0.032)
   2007                    1.00       0.044               --        0.044       (0.044)       --         (0.044)
   2006                    1.00       0.033            0.001        0.034       (0.034)       --         (0.034)

-------------------------------
TREASURY PLUS MONEY MARKET FUND
-------------------------------
   FIDUCIARY SHARES
   2011*                  $1.00     $    --++         $   --       $   --++    $    --++     $--        $    --++
   2010                    1.00       0.001               --        0.001       (0.001)       --         (0.001)
   2009 (1)                1.00       0.004^              --        0.004       (0.004)       --         (0.004)
   CLASS A SHARES
   2011*                  $1.00     $    --++         $   --       $   --++    $    --++     $--       $     --++
   2010                    1.00          --++             --           --           --++      --             --++
   2009 (1)                1.00       0.001^              --        0.001       (0.001)       --         (0.001)
   CLASS S SHARES
   2011*                  $1.00     $    --++         $   --       $   --      $    --       $--        $    --
   2010 (2)                1.00          --               --           --           --        --             --
   2009 (1)(2)             1.00          --^              --           --           --        --             --

                                                                              RATIO
                                                                            OF EXPENSES
                                                                             TO AVERAGE      RATIO OF
                         NET                    NET                         NET ASSETS         NET
                        ASSET                 ASSETS,      RATIO             EXCLUDING      INVESTMENT
                        VALUE,                  END     OF EXPENSES         FEE WAIVERS       INCOME
                         END     TOTAL      OF PERIOD   TO AVERAGE         AND REDUCTION    TO AVERAGE
                      OF PERIOD  RETURN**      (000)    NET ASSETS          OF EXPENSES     NET ASSETS
--------------------------------------------------------------------------------------------------------
-------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
-------------------------------------
   FIDUCIARY SHARES
   2011*                  $1.00    0.05%    $  226,629         0.47%          0.76%           0.09%
   2010                    1.00    0.03        200,245         0.40+++        0.78            0.03
   2009                    1.00    1.15        343,075         0.54+++        0.79            1.14
   2008                    1.00    2.55        460,265         0.49           0.76            2.42
   2007                    1.00    3.13        226,583         0.48           0.79            3.08
   2006                    1.00    2.57        176,711         0.48           0.79            2.53
   CLASS A SHARES
   2011*                  $1.00    0.02%    $  257,808         0.53%          1.01%           0.03%
   2010                    1.00    0.02        299,724         0.42+++        1.03            0.02
   2009                    1.00    0.93        604,164         0.78+++        1.04            0.90
   2008                    1.00    2.30        674,650         0.74           1.01            2.17
   2007                    1.00    2.87        329,718         0.72           1.04            2.83
   2006                    1.00    2.32        278,442         0.73           1.03            2.30
   CLASS S SHARES
   2011*                  $1.00    0.01%    $   15,107         0.52%          1.06%           0.04%
   2010                    1.00    0.02         23,895         0.42+++        1.08            0.02
   2009                    1.00    0.73         39,228         0.97+++        1.09            0.71
   2008                    1.00    2.04         34,968         0.99           1.06            1.92
   2007                    1.00    2.61         56,721         0.98           1.09            2.60
   2006                    1.00    2.05         40,753         0.99           1.09            2.03

-----------------------------
DIVERSIFIED MONEY MARKET FUND
-----------------------------
   FIDUCIARY SHARES
   2011*                  $1.00    0.04%    $2,264,585         0.53%          0.75%           0.08%
   2010                    1.00    0.25      1,932,702         0.56+++        0.76            0.26
   2009                    1.00    1.55      2,415,777         0.58+++        0.80            1.53
   2008                    1.00    3.81      2,193,518         0.54           0.76            3.66
   2007                    1.00    4.98      1,764,559         0.52           0.78            4.87
   2006                    1.00    4.02      1,923,511         0.52           0.79            3.93
   CLASS A SHARES
   2011*                  $1.00    0.03%    $  384,077         0.56%          1.00%           0.06%
   2010                    1.00    0.10        450,045         0.73+++        1.01            0.10
   2009                    1.00    1.30        858,653         0.83+++        1.05            1.28
   2008                    1.00    3.55        981,601         0.79           1.01            3.41
   2007                    1.00    4.72        792,969         0.78           1.03            4.62
   2006                    1.00    3.76        724,910         0.77           1.04            3.74
   CLASS S SHARES
   2011*                  $1.00    0.03%    $  154,985         0.56%          1.05%           0.06%
   2010                    1.00    0.07        182,385         0.75+++        1.06            0.07
   2009                    1.00    1.05        234,462         1.08+++        1.10            1.03
   2008                    1.00    3.29        333,995         1.04           1.06            3.16
   2007                    1.00    4.47        372,409         1.03           1.08            4.37
   2006                    1.00    3.49        464,413         1.05           1.10            3.29

-------------------------------
TREASURY PLUS MONEY MARKET FUND
-------------------------------
   FIDUCIARY SHARES
   2011*                  $1.00    0.01%    $  115,621         0.18%          0.80%           0.03%
   2010                    1.00    0.05        172,706         0.14+++        0.80            0.05
   2009 (1)                1.00    0.41        139,233         0.15***+++     0.80***         0.23***
   CLASS A SHARES
   2011*                  $1.00    0.01%    $    7,952         0.18%          1.05%           0.03%
   2010                    1.00    0.03         14,672         0.16+++        1.05            0.03
   2009 (1)                1.00    0.10         13,847         0.30***+++     1.05***         0.08***
   CLASS S SHARES
   2011*                  $1.00    0.00%    $       --         0.18%          0.55%           0.03%
   2010 (2)                1.00    0.00             --         0.14+++        1.10            0.05
   2009 (1)(2)             1.00    0.00             --         0.15***+++     0.55***         0.23***

        The accompanying notes are an integral part of the financial statements.

28 HIGHMARK(R) FUNDS

                                                                                DIVIDENDS AND
                                    INVESTMENT ACTIVITIES                       DISTRIBUTIONS
                                 ---------------------------                --------------------
                        NET
                       ASSET                   NET REALIZED                                            TOTAL
                      VALUE,         NET      AND UNREALIZED      TOTAL         NET                    FROM
                     BEGINNING   INVESTMENT   GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND
                     OF PERIOD     INCOME+     INVESTMENTS     OPERATIONS     INCOME      GAINS    DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------
---------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
---------------------------------
   FIDUCIARY SHARES
   2011*               $1.00      $    --++       $    --        $   --++    $    --++     $--        $    --++
   2010                 1.00        0.001              --         0.001       (0.001)       --         (0.001)
   2009                 1.00        0.009^             --         0.009       (0.009)       --         (0.009)
   2008                 1.00        0.031           0.001         0.032       (0.032)       --         (0.032)
   2007                 1.00        0.048              --         0.048       (0.048)       --         (0.048)
   2006                 1.00        0.039              --         0.039       (0.039)       --         (0.039)
   CLASS A SHARES
   2011*               $1.00      $    --++       $    --        $   --++    $    --++     $--        $    --++
   2010                 1.00        0.001              --         0.001       (0.001)       --         (0.001)
   2009                 1.00        0.008^             --         0.008       (0.008)       --         (0.008)
   2008                 1.00        0.029           0.001         0.030       (0.030)       --         (0.030)
   2007                 1.00        0.045              --         0.045       (0.045)       --         (0.045)
   2006                 1.00        0.036              --         0.036       (0.036)       --         (0.036)
   CLASS B SHARES
   2011*               $1.00      $    --++       $    --        $   --++    $    --++     $--        $    --++
   2010                 1.00        0.001              --         0.001       (0.001)       --         (0.001)
   2009                 1.00        0.005^             --         0.005       (0.005)       --         (0.005)
   2008                 1.00        0.022           0.001         0.023       (0.023)       --         (0.023)
   2007                 1.00        0.038              --         0.038       (0.038)       --         (0.038)
   2006                 1.00        0.028           0.001         0.029       (0.029)       --         (0.029)
   CLASS C SHARES
   2011*               $1.00      $    --++       $    --        $   --++    $    --++     $--        $    --++
   2010                 1.00        0.001              --         0.001       (0.001)       --         (0.001)
   2009                 1.00        0.006^             --         0.006       (0.006)       --         (0.006)
   2008                 1.00        0.024           0.001         0.025       (0.025)       --         (0.025)
   2007                 1.00        0.041              --         0.041       (0.041)       --         (0.041)
   2006 (3)             1.00        0.025          (0.001)        0.024       (0.024)       --         (0.024)
   CLASS S SHARES
   2011*               $1.00      $    --++       $    --        $   --++    $    --++     $--        $    --++
   2010                 1.00           --++            --            --++         --++      --             --++
   2009                 1.00        0.007^             --         0.007       (0.007)       --         (0.007)
   2008                 1.00        0.026           0.001         0.027       (0.027)       --         (0.027)
   2007                 1.00        0.043              --         0.043       (0.043)       --         (0.043)
   2006                 1.00        0.034          (0.001)        0.033       (0.033)       --         (0.033)

                                                                             RATIO
                                                                          OF EXPENSES
                                                                          TO AVERAGE      RATIO OF
                           NET                    NET                      NET ASSETS        NET
                          ASSET                 ASSETS,       RATIO        EXCLUDING     INVESTMENT
                          VALUE,                  END      OF EXPENSES    FEE WAIVERS      INCOME
                           END       TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION   TO AVERAGE
                        OF PERIOD   RETURN**     (000)      NET ASSETS    OF EXPENSES    NET ASSETS
----------------------------------------------------------------------------------------------------
---------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
---------------------------------
   FIDUCIARY SHARES
   2011*                  $1.00       0.02%    $ 901,018      0.19%           0.77%         0.05%
   2010                    1.00       0.08       932,370      0.16+++         0.77          0.08
   2009                    1.00       0.95       873,242      0.49+++         0.80          0.88
   2008                    1.00       3.25       576,230      0.54            0.78          3.14
   2007                    1.00       4.90       456,802      0.53            0.79          4.80
   2006                    1.00       3.93       506,572      0.53            0.79          3.88
   CLASS A SHARES
   2011*                  $1.00       0.02%    $  37,372      0.19%           1.02%         0.05%
   2010                    1.00       0.06        40,888      0.18+++         1.02          0.06
   2009                    1.00       0.79        66,319      0.67+++         1.05          0.70
   2008                    1.00       2.99        80,235      0.79            1.05          2.89
   2007                    1.00       4.64        33,560      0.78            1.04          4.55
   2006                    1.00       3.67        32,754      0.78            1.04          3.61
   CLASS B SHARES
   2011*                  $1.00       0.02%    $     154      0.19%           1.52%         0.04%
   2010                    1.00       0.06           175      0.18+++         1.52          0.06
   2009                    1.00       0.47           236      0.94+++         1.55          0.43
   2008                    1.00       2.30           127      1.48            1.51          2.20
   2007                    1.00       3.91           432      1.48            1.54          3.85
   2006                    1.00       2.93           780      1.50            1.54          2.83
   CLASS C SHARES
   2011*                  $1.00       0.02%    $     212      0.19%           1.27%         0.04%
   2010                    1.00       0.06           321      0.18+++         1.27          0.06
   2009                    1.00       0.58           308      0.82+++         1.30          0.55
   2008                    1.00       2.53           251      1.24            1.28          2.44
   2007                    1.00       4.16            29      1.23            1.29          4.09
   2006 (3)                1.00       2.40            61      1.23***         1.29***       3.80***
   CLASS S SHARES
   2011*                  $1.00       0.02%    $ 198,767      0.19%           1.07%         0.05%
   2010                    1.00       0.05       179,034      0.19+++         1.07          0.05
   2009                    1.00       0.67       158,151      0.78+++         1.10          0.59
   2008                    1.00       2.74       161,100      1.04            1.08          2.64
   2007                    1.00       4.38       128,681      1.03            1.09          4.30
   2006                    1.00       3.40        93,026      1.04            1.09          3.41

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. FOR NET ASSETS, "--" IS AN AMOUNT LESS THAN $1,000.

  * FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2011 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

 ** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

***   ANNUALIZED.

  + PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD, UNLESS OTHERWISE INDICATED.

 ++   AMOUNT REPRESENTS LESS THAN $0.001.

+++ THE EFFECT OF PARTICIPATING IN THE TREASURY'S TEMPORARY GUARANTEE PROGRAM EXPENSE FOR THE YEARS ENDED 07/31/10 AND 07/31/09, RESPECTIVELY, WAS 0.01% AND 0.04% FOR THE CALIFORNIA TAX-FREE MONEY MARKET FUND, 0.01% AND 0.04% FOR THE DIVERSIFIED MONEY MARKET FUND, 0.00% AND 0.00% FOR THE TREASURY PLUS MONEY MARKET FUND AND 0.00% AND 0.03% FOR THE U.S. GOVERNMENT MONEY MARKET FUND.

  ^   PER SHARE AMOUNTS CALCULATED USING SEC METHOD.

(1)   COMMENCED OPERATIONS ON AUGUST 14, 2008.

(2) THIS CLASS HAD ONLY ONE SHARE OUTSTANDING THROUGHOUT THE PERIODS SHOWN, THEREFORE INVESTMENT ACTIVITIES WERE NOT GENERATED OR WERE LESS THAN $0.001.

(3)   COMMENCED OPERATIONS ON DECEMBER 1, 2005.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 29

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2010 (UNAUDITED) AND THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)

                                                                                  DIVIDENDS AND
                                     INVESTMENT ACTIVITIES                       DISTRIBUTIONS
                                   ------------------------                 ---------------------
                          NET
                         ASSET                   NET REALIZED                                           TOTAL
                         VALUE,        NET      AND UNREALIZED     TOTAL        NET                      FROM
                       BEGINNING   INVESTMENT   GAIN (LOSS) ON     FROM     INVESTMENT    CAPITAL   DIVIDENDS AND
                       OF PERIOD     INCOME+      INVESTMENTS   OPERATIONS    INCOME       GAINS    DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------
------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
------------------------------------
   FIDUCIARY SHARES
   2011*                 $  1.00    $    --++       $    --++   $       --  $       --++  $   --    $          --++
   2010                     1.00         --++            --++           --          --++      --               --++
   2009                     1.00      0.003              --          0.003      (0.003)       --           (0.003)
   2008                     1.00      0.023              --          0.023      (0.023)       --           (0.023)
   2007                     1.00      0.045              --          0.045      (0.045)       --           (0.045)
   2006                     1.00      0.035              --          0.035      (0.035)       --           (0.035)
   CLASS A SHARES
   2011*                 $  1.00    $    --++       $    --++   $       --  $       --++  $   --    $          --++
   2010                     1.00         --++            --++           --          --++      --               --++
   2009                     1.00      0.002              --          0.002      (0.002)       --           (0.002)
   2008                     1.00      0.020              --          0.020      (0.020)       --           (0.020)
   2007                     1.00      0.042              --          0.042      (0.042)       --           (0.042)
   2006                     1.00      0.032           0.001          0.033      (0.033)       --           (0.033)
   CLASS S SHARES
   2011*                 $  1.00    $    --++       $    --++   $       --  $       --++  $   --    $          --++
   2010                     1.00         --++            --++           --          --++      --               --++
   2009                     1.00      0.001              --          0.001      (0.001)       --           (0.001)
   2008                     1.00      0.018              --          0.018      (0.018)       --           (0.018)
   2007                     1.00      0.040              --          0.040      (0.040)       --           (0.040)
   2006                     1.00      0.030              --          0.030      (0.030)       --           (0.030)

                                                                              RATIO
                                                                           OF EXPENSES
                                                                            TO AVERAGE       RATIO OF
                          NET                     NET                      NET ASSETS          NET
                         ASSET                  ASSETS,       RATIO         EXCLUDING      INVESTMENT
                         VALUE,                   END      OF EXPENSES     FEE WAIVERS       INCOME
                          END       TOTAL      OF PERIOD   TO AVERAGE     AND REDUCTION    TO AVERAGE
                       OF PERIOD   RETURN**       (000)     NET ASSETS     OF EXPENSES     NET ASSETS
-----------------------------------------------------------------------------------------------------
------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
------------------------------------
   FIDUCIARY SHARES
   2011*                   $1.00     0.01%     $ 392,247        0.13%            0.75%         0.01%
   2010                     1.00     0.01        405,745        0.13+++          0.77          0.01
   2009                     1.00     0.27        452,594        0.36+++          0.80          0.25
   2008                     1.00     2.27        465,490        0.54             0.76          2.21
   2007                     1.00     4.56        334,211        0.53             0.78          4.47
   2006                     1.00     3.58        391,906        0.52             0.78          3.54
   CLASS A SHARES
   2011*                   $1.00     0.01%     $ 121,311        0.13%            1.00%         0.01%
   2010                     1.00     0.01        144,867        0.13+++          1.02          0.01
   2009                     1.00     0.19        163,323        0.42+++          1.05          0.19
   2008                     1.00     2.02        125,056        0.79             1.01          1.96
   2007                     1.00     4.30        151,880        0.78             1.03          4.22
   2006                     1.00     3.32        177,512        0.78             1.04          3.20
   CLASS S SHARES
   2011*                   $1.00     0.01%     $ 638,264        0.13%            1.05%         0.01%
   2010                     1.00     0.01        324,771        0.13+++          1.07          0.01
   2009                     1.00     0.14        120,404        0.52+++          1.10          0.09
   2008                     1.00     1.77        168,509        1.04             1.06          1.71
   2007                     1.00     4.04        228,905        1.03             1.08          3.97
   2006                     1.00     3.04        231,826        1.04             1.09          3.01

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. FOR NET ASSETS, "--" IS AN AMOUNT LESS THAN $1,000.

  * FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2011 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

 ** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

  + PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD, UNLESS OTHERWISE INDICATED.

 ++   AMOUNT REPRESENTS LESS THAN $0.001.

+++ THE EFFECT OF PARTICIPATING IN THE TREASURY'S TEMPORARY GUARANTEE PROGRAM EXPENSE FOR THE YEARS ENDED 07/31/10 AND 07/31/09 WAS 0.01% AND 0.04%, RESPECTIVELY FOR THE 100% U.S. TREASURY MONEY MARKET FUND.

        The accompanying notes are an integral part of the financial statements.

30 HIGHMARK(R) FUNDS

NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2011 (UNAUDITED)

1. ORGANIZATION

HighMark(R) Funds ("HighMark" or the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 10, 1987.

The Trust is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end investment company with thirty-one separate funds. The following funds of the Trust are included in these financial statements: California Tax-Free Money Market Fund, Diversified Money Market Fund, Treasury Plus Money Market Fund, U.S. Government Money Market Fund and 100% U.S. Treasury Money Market Fund (collectively, the "Money Market Funds"). The Money Market Funds are collectively the "Funds" and each is a "Fund." Pursuant to HighMark's multiple class plan, the Funds may offer up to six classes of shares, Class A Shares, Class B Shares and Class C Shares (collectively, the "Retail Shares"), Fiduciary Shares, Class S Shares and Class M Shares. The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies.

Class B Shares of the Funds are closed to purchases by new and existing investors. Existing investors, however, may still exchange shares and reinvest distributions in Class B Shares of the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and assumptions.

SECURITY VALUATION -- All securities, with the exception of repurchase agreements, held by the Money Market Funds are stated at amortized cost, which approximates market value pursuant to Rule 2a-7 of the 1940 Act. Under this valuation method, purchase discounts and premium are accreted and amortized ratably to maturity and are included in interest income.Repurchase agreements are valued at cost, which approximates market or fair value.

FAIR VALUE MEASUREMENTS - The inputs and valuations techniques used to measure fair value of the Funds' net assets are summarized into three levels as described in the hierarchy below:

      o Level 1 - unadjusted quoted prices in active markets for identical assets or liabilities

      o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for each of Fund's investments as of January 31, 2011 is included with each Fund's schedule of investments.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums, if any, during the respective holding periods. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date, or in the case of certain foreign investments, as soon as the Fund is made aware of it.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of repurchase agreements and procedures adopted by HighMark Capital Management, Inc. (the "Adviser" or the "Administrator") are designed to ensure that the market value of the collateral is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by a Fund may be delayed or limited.

CLASSES -- Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income for the Funds are declared daily and paid monthly. None of the Funds has a targeted dividend rate, and none of the Funds guarantees that it will pay any dividends or other distributions. Any net realized capital gains, if any, will be distributed at least annually by all Funds.

DEFERRED COMPENSATION PLAN -- Under the deferred compensation plan approved by HighMark's Board of Trustees (the "Board"), members of the Board (the "Trustees") who are not officers or employees of Union Bank, N.A. (the "Bank") or any subsidiary of the Bank are permitted to defer a portion of their annual compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in shares of Funds selected by the Trustees, which has the same

                                                            HIGHMARK(R) FUNDS 31

JANUARY 31, 2011 (UNAUDITED)

economic effect for the Trustees as if the Trustees had invested the deferred amounts in such Funds.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of HighMark. However, HighMark has elected to invest in shares of those Funds selected by the Trustees in order to match the deferred compensation obligation. The deferred compensation is allocated to the Funds based on average net assets.

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

HighMark and the Adviser are parties to an investment advisory agreement. For its services, the Adviser is entitled to receive a fee with respect to each Fund, which is calculated daily and paid monthly, based on the daily net assets of each Fund, at an annual rate of:

California Tax-Free Money Market ...........   0.30%
Diversified Money Market ...................   0.30%
Treasury Plus Money Market .................   0.30%
U.S. Government Money Market ...............   0.30%
100% U.S. Treasury Money Market ............   0.30%

The Adviser contractually agreed to reduce its fees through November 30, 2011 and to the extent necessary to reimburse the Funds in order to limit the Funds from exceeding certain expense limitations as follows:

                                       FIDUCIARY       CLASS A       CLASS B       CLASS C      CLASS S
                                        SHARES          SHARES        SHARES       SHARES        SHARES
                                      -----------    -----------    ----------    ---------    ----------
California Tax-Free
   Money Market ...................      0.55%           0.80%         n/a           n/a          1.05%
Diversified Money Market ..........      0.57            0.82          n/a           n/a          1.07
Treasury Plus Money Market ........      0.55            0.80          n/a           n/a          1.05
U.S. Government Money
   Market .........................      0.57            0.82         1.52          1.27          1.07
100% U.S. Treasury Money
   Market .........................      0.55            0.80          n/a           n/a          1.05

n/a -- not applicable

Effective December 1, 2009, the Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

The total amount of fees waived and/or assumed by the Adviser from December 1, 2009 to January 31, 2011, and is therefore currently eligible for recoupment provided that the total recoupment does not exceed the Funds' respective limitation, is as follows:

                                              EXPIRING             EXPIRING
                                                2013                 2014
                                           FOR THE PERIOD       FOR THE PERIOD
                                          DECEMBER 1, 2009      AUGUST 1, 2010
                                              THROUGH              THROUGH
                                           JULY 31, 2010       JANUARY 31, 2011
                                         ------------------   ------------------
CA Tax-Free Money Market .............      $    647,577         $    195,194
Diversified Money Market .............                --               73,830
Treasury Plus Money Market ...........           362,876              258,681
U.S. Government Money Market .........         2,147,285            1,522,702
100% US Treasury Money Market ........         1,508,719            1,535,632

The Fund's total actual annual operating expense ratio may be less than the amount shown for such Fund above due to additional waivers/reimbursements described below.

The Administrator and HighMark are parties to an administrative services agreement ("Administrative Services Agreement") under which the Administrator provides the Funds with administrative services for an annual fee of 0.15% of the first $8 billion of the average daily net assets of the Funds and 0.14% of such average daily net assets in excess of $8 billion allocated to each Fund based on its respective net assets. The Administrator may voluntarily waive its fee, subject to termination at any time by the Administrator. For the six month period ended January 31, 2011, the Administrator voluntarily waived a portion of its administration fee for the Treasury Plus Money Market Fund, the U.S. Government Money Market Fund and the 100% U.S. Treasury Money Market Fund, which provided investors with a higher yield during the period.

Pursuant to a separate agreement with the Administrator, BNY Mellon Investment Servicing (US) Inc., (the "Sub-Administrator") formerly known as PNC Global Investment Servicing (U.S.) Inc., performs sub-administration services on behalf of each Fund, for which it receives a fee paid by the Administrator at the annual rate of 0.025% of the first $8 billion of the aggregate average net assets of the Funds and 0.015% of such assets in excess of $8 billion. For the six month period ended January 31, 2011, the Sub-Administrator earned sub-administration fees in the amount of $666,284.

Certain officers of HighMark and Trustees who are deemed to be "interested persons" of HighMark as defined in the 1940 Act ("Interested Trustees") are also officers of the Adviser, the Adviser's parent and the Sub-Administrator. Such officers and Interested Trustees, except for the Funds' Chief Compliance Officer, are paid no fees by the Funds for serving as officers of HighMark.

The Trustees who are not "interested persons" of HighMark ("Independent Trustees") receive quarterly retainer fees and fees and expenses for each meeting of the Board attended, which is paid by the Funds.

Boston Financial Data Services, Inc. serves as the transfer agent, dividend disbursing agent and shareholder servicing agent for the Funds.

32 HIGHMARK(R) FUNDS

HighMark Funds Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of BNY Mellon Distributors Inc., formerly known as PFPC Distributors, Inc., and HighMark are parties to an underwriting agreement dated July 1, 2010. HighMark has adopted 12b-1 Plans (the "Plans") with respect to Class A, Class B, Class C and Class S Shares that allow each Fund to pay distribution and service fees to the Distributor as compensation for its services under the Plans. The Distributor receives a distribution fee computed daily and paid monthly, at the annual rate of 0.25% of the daily net assets attributable to each Fund's Class A Shares, 0.75% of the daily net assets attributable to each Fund's Class B Shares, 0.75% of the daily net assets attributable to each Fund's Class C Shares and 0.55% of the daily net assets attributable to each Fund's Class S Shares, which may be used by the Distributor to provide compensation for sales support and distribution activities.

The Distributor voluntarily agreed to waive up to 0.25% of the distribution fee attributable to Class A Shares, up to 0.75% of the distribution fee attributable to Class B Shares, up to 0.75% of the distribution fee attributable to Class C Shares, up to 0.55% of the distribution fee attributable to Class S Shares for the Money Market Funds during the six months ended January 31, 2011. The Distributor waived the following amounts during the period:

FUND                                    CLASS A        CLASS B       CLASS C       CLASS S
--------------------                  -----------    -----------    ----------    ----------
California Tax-Free
   Money Market ...................    $ 286,312         N/A           N/A        $   47,663
Diversified Money
   Market .........................      478,376         N/A           N/A           423,009
Treasury Plus Money
   Market .........................       14,836         N/A           N/A                --
U.S. Government
   Money Market ...................       49,878         596         1,171           446,559
100% U.S. Treasury
   Money Market ...................      152,260         N/A           N/A         1,341,955

HighMark has also adopted shareholder service plans/agreements permitting payment of compensation to service providers, that may include the Bank, or its affiliates, that have agreed to provide certain shareholder support services for its customers who own Fiduciary, Class A or Class B Shares. In consideration for such services, a service provider is entitled to receive compensation at the annual rate of up to 0.25% of the average daily net assets of the applicable class or classes of shares of the Funds. The service providers have agreed to waive a portion of their fees for certain classes of all Funds for the six months ended January 31, 2011. For the six months ended January 31, 2011, the Bank, or its affiliates earned shareholder servicing fees, net of waivers, from the Funds in the amount of approximately $514,354, which is included in the shareholder servicing fees and the related waivers on the statement of operations.

A contingent deferred sales charge ("CDSC") is imposed on certain redemptions of Class B Shares. The CDSC varies depending on the number of years from the purchase of Class B Shares until the redemption of such shares.

                  YEARS SINCE                       CONTINGENT DEFERRED
                 PURCHASE MADE                          SALES CHARGE
                 ------------------------------------------------------
                      First .........................         5%
                      Second ........................         4%
                      Third .........................         3%
                      Fourth ........................         3%
                      Fifth .........................         2%
                      Sixth .........................         1%
                      Seventh and Eighth ............       None

A CDSC of 1% is imposed when Class C Shares are redeemed within the first year of purchase.

Union Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian, as compensation for its services, receives a fee at the annual rate of 0.00625% of each Fund's daily net assets. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

4. FEDERAL INCOME TAXES

It is each Fund's intention to continue to qualify as a regulated investment company for federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provision for federal income taxes is required.

The Funds have analyzed their tax positions taken on federal income tax returns for all open tax years (tax years ended July 31, 2008 through 2010) and have concluded that no provision for income tax is required in their financial statements.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed realized gains or undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

                                                            HIGHMARK(R) FUNDS 33

JANUARY 31, 2011 (UNAUDITED)

The tax character of dividends and distributions paid on a tax basis during the years or periods ended July 31, 2010 and July 31, 2009 (unless otherwise indicated) were as follows:

                                                                  LONG-TERM
                                       TAX-EXEMPT     ORDINARY     CAPITAL    RETURN OF
                                         INCOME        INCOME       GAIN       CAPITAL       TOTAL
                                      -----------   -----------   ---------   ---------   -----------
California Tax-Free
   Money Market
   2010 ...........................   $   168,843   $        35   $      --   $      --   $   168,878
   2009 ...........................    12,357,513        60,135          --          --    12,417,648
Diversified
   Money Market
   2010 ...........................            --     6,301,864          --          --     6,301,864
   2009 ...........................            --    47,718,812          --          --    47,718,812
Treasury Plus Money Market
   2010 ...........................            --        79,768          --          --        79,768
   2009 (1) .......................            --       258,914          --          --       258,914
U.S. Government
   Money Market
   2010 ...........................            --       770,164          --          --       770,164
   2009 ...........................            --     8,075,912          --          --     8,075,912
100% U.S. Treasury
   Money Market
   2010 ...........................            --        90,147          --          --        90,147
   2009 ...........................            --     1,599,214          --          --     1,599,214

(1)   Commenced operations on August 14, 2008.

As of July 31, 2010, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                                                                                                           TOTAL
                                                                                                                       DISTRIBUTABLE
                      UNDISTRIBUTED  UNDISTRIBUTED  UNDISTRIBUTED     CAPITAL     POST-     UNREALIZED      OTHER        EARNINGS
                        ORDINARY      TAX-EXEMPT      LONG-TERM        LOSS      OCTOBER   APPRECIATION    TEMPORARY   (ACCUMULATED
                         INCOME         INCOME      CAPITAL GAIN   CARRYFORWARD   LOSSES  (DEPRECIATION)  DIFFERENCES     LOSSES)
                      -------------  -------------  -------------  ------------  -------  --------------  -----------  ------------
California Tax-Free
   Money Market ....  $          --  $      54,118  $          --  $         --  $    --  $           --      ($4,189) $     49,929
Diversified
   Money Market ....        265,038             --             --            --       --              --     (186,527)       78,511
Treasury Plus
   Money Market ....          4,087             --             --            --       --              --       (3,912)          175
U.S. Government
   Money Market ....         36,839             --             --       (16,581)      --              --      (36,840)      (16,582)
100% U.S. Treasury
   Money Market ....          3,416             --             --      (115,585) (67,276)             --       (3,416)     (182,861)

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE OR LESS THAN $1.00.

Post-October losses represent losses realized on investment transactions from November 1, 2009 through July 31, 2010, that, in accordance with federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year.

For federal income tax purposes, capital loss carryforwards represent net capital losses of a Fund that may be carried forward for a maximum period of eight years and applied against future net realized capital gains. At July 31, 2010, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

                                        2011      2012      2013      2014      2015      2016      2017      2018      TOTAL
                                      -------   -------   -------   -------   -------   -------   -------   -------   --------
U.S. Government Money Market ......   $14,850   $    --   $ 1,112   $   618   $    --   $    --   $    --   $     1   $ 16,581
100% U.S. Treasury Money Market ...    87,431        --        --        --    16,174    11,980        --        --    115,585

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE OR LESS THAN $1.00.

34 HIGHMARK(R) FUNDS

During the year ended July 31, 2010, capital loss carryforwards that were utilized and/or expired are as follows:

U.S. Government Money Market ......   $11,280
100% U.S. Treasury Money Market ...     1,362

5. CONCENTRATION OF CREDIT RISK

The California Tax-Free Money Market Fund invest in debt securities issued by the State of California and its political subdivisions. The ability of the issuers of the securities held by this Fund to meet their obligations may be affected by economic and political developments in California.

6. OTHER

At January 31, 2011, the percentage of total shares outstanding held by shareholders of record (comprised of omnibus accounts held on behalf of individual shareholders) owning 10% or greater of the aggregate total shares outstanding for each Fund is as follows:

                                                   NO. OF          %
                                                SHAREHOLDERS   OWNERSHIP
                                                ------------   ---------
California Tax-Free Money Market .............        2           97%
Diversified Money Market .....................        2           84%
Treasury Plus Money Market ...................        1           94%
US Government Money Market ...................        1           96%
100% US Treasury Money Market ................        2           99%

7. NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are currently effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management has evaluated the impact and has incorporated the appropriate disclosures required by ASU No. 2010-06 in its financial statement disclosures.

8. SHAREHOLDER PROXY VOTE (UNAUDITED)

At a special meeting of shareholders held on October 8, 2010 shares were voted as follows on the proposals presented to the shareholders:

PROPOSAL 1. TO ELECT EIGHT TRUSTEES (SEVEN OF WHOM ARE CURRENTLY TRUSTEES) TO THE BOARD OF TRUSTEES OF THE TRUST.

FUNDS THAT VOTED:  ALL FUNDS

                                                               NO. OF
                                                               SHARES
                                                          -----------------
David E. Benkert
Affirmative ...........................................   3,794,452,411.294
Withhold ..............................................     124,280,498.863
                                                          -----------------
Total .................................................   3,918,732,910.157

                                                               NO. OF
                                                               SHARES
                                                          -----------------
Thomas L. Braje
Affirmative ...........................................   3,795,149,838.318
Withhold ..............................................     123,583,071.839
                                                          -----------------
Total .................................................   3,918,732,910.157

                                                               NO. OF
                                                               SHARES
                                                          -----------------
Evelyn S. Dilsaver
Affirmative ...........................................   3,787,132,391.878
Withhold ..............................................     131,600,518.279
                                                          -----------------
Total .................................................   3,918,732,910.157

                                                               NO. OF
                                                               SHARES
                                                          -----------------
David A. Goldfarb
Affirmative ...........................................   3,785,587,914.496
Withhold ..............................................     133,144,995.661
                                                          -----------------
Total .................................................   3,918,732,910.157

                                                               NO. OF
                                                               SHARES
                                                          -----------------
Earle A. Malm II
Affirmative ...........................................   2,788,258,285.734
Withhold ..............................................   1,130,474,624.423
                                                          -----------------
Total .................................................   3,918,732,910.157

                                                               NO. OF
                                                               SHARES
                                                          -----------------
Michael L. Noel
Affirmative ...........................................   3,796,712,559.640
Withhold ..............................................     122,020,350.517
Total .................................................   3,918,732,910.157

                                                               NO. OF
                                                               SHARES
                                                          -----------------
Mindy M. Posoff
Affirmative ...........................................   3,806,132,642.117
Withhold ..............................................     112,600,268.040
                                                          -----------------
Total .................................................   3,918,732,910.157

                                                               NO. OF
                                                               SHARES
                                                          -----------------
Robert M. Whitler
Affirmative ...........................................   3,786,669,009.541
Withhold ..............................................     132,063,900.616
                                                          -----------------
Total .................................................   3,918,732,910.157

                                                            HIGHMARK(R) FUNDS 35

JANUARY 31, 2011 (UNAUDITED)

Mr. Benkert, Mr. Braje, Ms. Dilsaver, Mr. Goldfarb, Mr. Malm, Mr. Noel and Mr. Whitler served in their capacities as Trustees of the Funds following the meeting. Mr Whitler retired effective December 31, 2010. Ms. Posoff was elected to serve in the capacity as Trustee of the Funds.

PROPOSAL 2. TO CONSIDER APPROVING AN AMENDMENT TO THE TRUST'S DECLARATION OF TRUST TO PERMIT FUND LIQUIDATIONS WITH THE APPROVAL OF THE BOARD BUT WITHOUT OBTAINING SHAREHOLDER APPROVAL.

FUNDS THAT VOTED:  ALL FUNDS

                                                               NO. OF
                                                               SHARES
                                                          -----------------
HighMark California Tax-Free Money Market
Affirmative ...........................................     125,208,434.938
Withhold ..............................................     151,925,209.198
Abstain ...............................................       8,762,991.667
Broker Non-Vote .......................................     306,734,529.127
                                                          -----------------
Total .................................................     592,631,164.930

                                                               NO. OF
                                                               SHARES
                                                          -----------------
HighMark Diversified Money Market
Affirmative ...........................................     591,888,332.750
Withhold ..............................................     795,523,860.074
Abstain ...............................................      23,399,716.617
Broker Non-Vote .......................................     420,274,591.357
                                                          -----------------
Total .................................................   1,831,086,500.798

                                                               NO. OF
                                                               SHARES
                                                          -----------------
HighMark Treasury Plus Money Market
Affirmative ...........................................       4,789,931.750
Withhold ..............................................      10,745,340.080
Abstain ...............................................               0.000
Broker Non-Vote .......................................      10,469,629.000
                                                          -----------------
Total .................................................      26,004,900.830

                                                               NO. OF
                                                               SHARES
                                                          -----------------
HighMark U.S. Government Money Market
Affirmative ...........................................     524,800,014.333
Withhold ..............................................      47,846,825.003
Abstain ...............................................       1,405,765.772
Broker Non-Vote                                              94,275,186.057
                                                          -----------------
Total .................................................     668,327,791.165

                                                               NO. OF
                                                               SHARES
                                                          -----------------
HighMark 100% U.S. Treasury Money Market
Affirmative ...........................................     188,302,337.518
Withhold ..............................................      73,836,258.188
Abstain ...............................................         865,188.277
Broker Non-Vote .......................................     352,129,143.247
                                                          -----------------
Total .................................................     615,132,927.230

PROPOSAL 3. TO CONSIDER EXTENDING THE APPLICABILITY OF AN EXISTING AMENDMENT TO THE INVESTMENT ADVISORY AGREEMENT WITH HIGHMARK CAPITAL MANAGEMENT, INC. ("HCM") TO FUNDS ORGANIZED PRIOR TO MARCH 19, 2009, WHICH AMENDMENT GIVES SPECIFIC AUTHORIZATION TO HCM, WITH THE APPROVAL OF THE BOARD, TO DELEGATE ANY OR ALL OF ITS RESPONSIBILITIES UNDER THE INVESTMENT ADVISORY AGREEMENT TO ONE OR MORE SUB-ADVISERS.

FUNDS THAT VOTED:  ALL FUNDS

                                                               NO. OF
                                                               SHARES
                                                          -----------------
HighMark California Tax-Free Money Market
Affirmative ...........................................     266,373,928.048
Withhold ..............................................       9,599,522.958
Abstain ...............................................       9,923,184.797
Broker Non-Vote .......................................     306,734,529.127
                                                          -----------------
Total .................................................     592,631,164.930

                                                               NO. OF
                                                               SHARES
                                                          -----------------
HighMark Diversified Money Market
Affirmative ...........................................   1,242,413,362.147
Withhold ..............................................     144,179,718.407
Abstain ...............................................      24,218,828.887
Broker Non-Vote .......................................     420,274,591.357
                                                          -----------------
Total .................................................   1,831,086,500.798

                                                               NO. OF
                                                               SHARES
                                                          -----------------
HighMark Treasury Plus Money Market
Affirmative ...........................................      15,535,100.830
Withhold ..............................................             171.000
Abstain ...............................................               0.000
Broker Non-Vote .......................................      10,469,629.000
                                                          -----------------
Total .................................................      26,004,900.830

                                                               NO. OF
                                                               SHARES
                                                          -----------------
HighMark U.S. Government Money Market
Affirmative ...........................................     567,305,620.613
Withhold ..............................................       4,485,141.483
Abstain ...............................................       2,261,843.012
Broker Non-Vote .......................................      94,275,186.057
                                                          -----------------
Total .................................................     668,327,791.165

                                                               NO. OF
                                                               SHARES
                                                          -----------------
HighMark 100% U.S. Treasury Money Market
Affirmative ...........................................     259,310,802.488
Withhold ..............................................       2,500,472.668
Abstain ...............................................       1,192,508.827
Broker Non-Vote .......................................     352,129,143.247
                                                          -----------------
Total .................................................     615,132,927.230

36 HIGHMARK(R) FUNDS

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
JULY 31, 2010

PROPOSAL 4. TO CONSIDER AUTHORIZING HCM, WITH THE APPROVAL OF THE BOARD, INCLUDING A MAJORITY OF THE TRUSTEES WHO ARE NOT "INTERESTED PERSONS" OF THE FUNDS OR HCM (THE "INDEPENDENT TRUSTEES"), TO ENTER INTO AND MATERIALLY AMEND SUB-ADVISORY AGREEMENTS WITH SUB-ADVISERS, WITHOUT OBTAINING SHAREHOLDER APPROVAL. THE AUTHORIZATION SOUGHT IS NOT PROPOSED TO EXTEND TO SUB-ADVISERS WHO ARE AFFILIATES OF HCM OR THE FUNDS (OTHER THAN BY REASON OF SERVING AS SUB-ADVISERS TO ONE OR MORE FUNDS).

FUNDS THAT VOTED:  ALL FUNDS

                                                               NO. OF
                                                               SHARES
                                                          -----------------
HighMark California Tax-Free Money Market
Affirmative ...........................................     128,702,490.098
Withhold ..............................................     148,944,185.158
Abstain ...............................................       8,249,960.547
Broker Non-Vote                                             306,734,529.127
                                                          -----------------
Total .................................................     592,631,164.930

                                                               NO. OF
                                                               SHARES
                                                          -----------------
HighMark Diversified Money Market
Affirmative ...........................................     561,442,913.841
Withhold ..............................................     825,299,537.563
Abstain ...............................................      24,069,458.037
Broker Non-Vote .......................................     420,274,591.357
                                                          -----------------
Total .................................................   1,831,086,500.798

                                                               NO. OF
                                                               SHARES
                                                          -----------------
HighMark Treasury Plus Money Market
Affirmative ...........................................       4,789,931.750
Withhold ..............................................      10,745,340.080
Abstain ...............................................               0.000
Broker Non-Vote .......................................      10,469,629.000
                                                          -----------------
Total .................................................      26,004,900.830

                                                               NO. OF
                                                               SHARES
                                                          -----------------
HighMark U.S. Government Money Market
Affirmative ...........................................     524,426,734.423
Withhold ..............................................      48,388,634.143
Abstain ...............................................       1,237,236.542
Broker Non-Vote .......................................      94,275,186.057
                                                          -----------------
Total .................................................     668,327,791.165

                                                               NO. OF
                                                               SHARES
                                                          -----------------
HighMark 100% U.S. Treasury Money Market
Affirmative ...........................................     195,281,010.698
Withhold ..............................................      66,476,614.348
Abstain ...............................................       1,246,158.937
Broker Non-Vote .......................................     352,129,143.247
                                                          -----------------
Total .................................................     615,132,927.230

9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined there are no subsequent events that would require disclosure in or adjustment to the financial statements.

                                                            HIGHMARK(R) FUNDS 37

FUND INFORMATION (UNAUDITED)
JANUARY 31, 2011 (UNAUDITED)

HighMark Funds is committed to managing our mutual funds in the best interests of our shareholders. The Board of Trustees of HighMark Funds has delegated the authority to vote proxies on behalf of the Funds that own voting securities to the Adviser. The Board has authorized the Adviser to delegate proxy voting authority with respect to a Fund to that Fund's sub-adviser. A description of the proxy voting guidelines and policies that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request by calling our investor services desk at 1-800-433-6884; (ii) on the SEC's website at http://www.sec.gov; and (iii) on HighMark Funds' website at http://www.highmarkfunds.com. Information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling our investor services desk at 1-800-433-6884; (ii) on the SEC's website at http://www.sec.gov; and (iii) on the HighMark Funds' website at http://www.highmarkfunds.com. The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are (i) available without charge upon request by calling our investor services desk at 1-800-433-6884; (ii) available on the SEC's website at http://www.sec.gov; (iii) available on the HighMark Funds' website at http://www.highmarkfunds.com; and (iv) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                          FIDUCIARY SHARES INFORMATION

FUND                                     CUSIP     TICKER   FUND #
CA TAX-FREE MONEY MARKET               431114842    HMCXX      487
DIVERSIFIED MONEY MARKET               431114883    HMDXX      484
TREASURY PLUS MONEY MARKET             431123108    HMFXX     2219
U.S. GOVERNMENT MONEY MARKET           431114701    HMGXX      485
100% U.S. TREASURY MONEY MARKET        431114503    HMTXX      486

                            RETAIL SHARES INFORMATION

FUND                                     CUSIP     TICKER   FUND #
CA TAX-FREE MONEY MARKET
   CLASS A SHARES                      431114859    HMAXX      476

DIVERSIFIED MONEY MARKET
   CLASS A SHARES                      431114800    HMVXX      473

TREASURY PLUS MONEY MARKET
   CLASS A SHARES                      431123306    HMPXX     2218

U.S. GOVERNMENT MONEY MARKET
   CLASS A SHARES                      431114602    HMUXX      474
   CLASS B SHARES                      431114495    HGBXX      450
   CLASS C SHARES                      431112531    HGTXX     1499

100% U.S. TREASURY MONEY MARKET
   CLASS A SHARES                      431114404    HMRXX      475

                           CLASS S SHARES INFORMATION

CA TAX-FREE MONEY MARKET                431112705   HCSXX     1727

DIVERSIFIED MONEY MARKET                431112408   HDSXX     1728

TREASURY PLUS MONEY MARKET              431123207   HMSXX     2220

38 HIGHMARK(R) FUNDS

U.S. GOVERNMENT MONEY MARKET           431112507    HGSXX     1729

100% U.S. TREASURY MONEY MARKET        431112606    HUSXX     1730

                                                            HIGHMARK(R) FUNDS 39

SERVICE PROVIDERS &
BOARD OF TRUSTEES

INVESTMENT ADVISER & ADMINISTRATOR
HighMark Capital Management, Inc.
350 California Street, Suite 1600
San Francisco, CA 94104

CUSTODIAN
Union Bank, N.A.
350 California Street
San Francisco, CA 94104

DISTRIBUTOR
HighMark Funds Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

LEGAL COUNSEL
Ropes & Gray LLP
Three Embarcadero Center
San Francisco, CA 94111-4006

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103

TRANSFER AGENT
Boston Financial Data Services
PO Box 8416
Boston, MA 02266

BOARD OF TRUSTEES
David E. Benkert, Chairman
Thomas L. Braje
Evelyn S. Dilsaver
David A. Goldfarb
Michael L. Noel
Mindy Posoff
Earle A. Malm, II

40 HIGHMARK(R) FUNDS

                        --------------------------------------------------------

                        TO LEARN MORE ABOUT HIGHMARK, VISIT US AT
                        WWW.HIGHMARKFUNDS.COM OR CALL:

                        INVESTOR SERVICES DESK
                        1.800.433.6884

                        INVESTMENT PROFESSIONAL SUPPORT DESK
                        1.800.455.5609

                        THANK YOU
                        FOR YOUR INVESTMENT.

                        [HIGHMARK FUNDS LOGO OMITTED](R)

                        ------------------------------
                          Mutual Funds:
                          o are not FDIC insured
                          o have no bank guarantee
                          o may lose value
                        ------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)

445 South Figueroa Street o Suite 306 o Los Angeles o California o 90071

WWW.HIGHMARKFUNDS.COM

HMK-SA-004-0100
84808-A (01/11)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

Item 11. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

     (a)(1)   Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                        HighMark Funds
            ---------------------------------------------------------------

By (Signature and Title)*  /s/ Earle A. Malm II
                           ---------------------------------------------------
                           Earle A. Malm II, President
                           (principal executive officer)

Date  April 6, 2011
    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Earle A. Malm II
                             ---------------------------------------------------
                            Earle A. Malm II, President
                            (principal executive officer)

Date  April 6, 2011
    ------------------------------

By (Signature and Title)*   /s/ Pamela O'Donnell
                            ---------------------------------------------------
                            Pamela O'Donnell, Chief Financial Officer
                            (principal financial officer)

Date  April 6 2011
    --------------------------------

* Print the name and title of each signing officer under his or her signature.